DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2022
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio
U.S. Large Cap Equity Portfolio
DFA Commodity Strategy Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA Short-Term Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
Dimensional Retirement Income Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
CDOR	Canadian Dollar Offered Rate
FEDL01	One Day Overnight Fed Funds Effective Rate
SONIO/N	Sterling Overnight Index Average
P.L.C.	Public Limited Company
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BAN	Bond Anticipation Note
CNTY GTD	County Guarantee
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST	Special Tax
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
AMBAC	American Municipal Bond Assurance Corporation
ETM	Escrowed to Maturity
MUN GOVT GTD	General Obligation Guarantee of the Municipality
ST GTD	State Guaranteed
FGIC	Federal Guaranty Insurance Corporation
NPFGC	National Public Finance Guarantee Corp.
AUD	Australian Dollars
CAD	Canadian Dollars
NZD	New Zealand Dollars
USD	United States Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
NOK	Norwegian Krone
SEK	Swedish Krona
JPY	Japanese Yen
SGD	Singapore Dollars

CONTINUED
Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of July 31, 2022.
∞	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,544,263,000
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,544,263,000
Summary of the Portfolio's Master Fund's investments as of July 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$4,079,060,665
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,079,060,665
Summary of the Portfolio's Master Fund's investments as of July 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$10,992,126,750
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$10,992,126,750
Summary of the Portfolio's Master Fund's investments as of July 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.6%)
BRAZIL — (4.0%)
*	3R Petroleum Oleo E Gas SA	498,509	$3,277,725
	AES Brasil Energia SA	1,511,869	3,141,143
	Aliansce Sonae Shopping Centers SA	612,086	1,995,690
*	Alliar Medicos A Frente SA	276,319	1,099,594
	Allied Tecnologia SA	51,700	105,117
	Alper Consultoria e Corretora de Seguros SA	25,700	129,143
	Alupar Investimento SA	891,299	4,694,130
	Ambev SA, ADR	3,988,577	11,247,787
	Americanas SA	1,137,025	3,076,546
*	Anima Holding SA	1,130,384	978,744
	Arezzo Industria e Comercio SA	179,136	2,740,305
	Atacadao SA	1,405,820	5,061,832
	Auren Energia SA	1,725,991	4,733,540
#*	Azul SA, ADR	340,173	2,309,775
	B3 SA - Brasil Bolsa Balcao	8,381,916	17,965,530
	Banco Bradesco SA	1,831,212	5,121,207
	Banco BTG Pactual SA	853,292	3,715,558
	Banco do Brasil SA	1,576,992	10,963,144
	Banco Modal SA	42,100	73,067
	Banco Santander Brasil SA	880,207	4,812,635
	BB Seguridade Participacoes SA	1,637,588	9,175,253
	Bemobi Mobile Tech SA	34,400	85,832
*	BK Brasil Operacao e Assessoria a Restaurantes SA	1,142,075	1,372,936
*	Blau Farmaceutica SA	54,200	294,040
	Boa Vista Servicos SA	52,900	55,005
	BR Malls Participacoes SA	3,685,040	5,647,816
	BR Properties SA	805,394	1,310,647
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	443,418	2,055,932
#	Braskem SA, Sponsored ADR	454,922	6,478,089
*	BRF SA	4,694,844	14,481,690
*	C&A MODAS SA	83,380	45,283
	Caixa Seguridade Participacoes S/A	29,331	42,233
	Camil Alimentos SA	709,766	1,255,167
	CCR SA	5,515,506	13,847,128
	Centrais Eletricas Brasileiras SA	1,354,359	11,991,107
#	Cia Brasileira de Distribuicao, ADR	89,028	274,206
	Cia Brasileira de Distribuicao	1,093,871	3,448,143
	Cia de Saneamento Basico do Estado de Sao Paulo	1,115,204	9,627,986
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	27,235	233,404
	Cia de Saneamento de Minas Gerais-COPASA	1,109,411	2,572,995
	Cia de Saneamento do Parana	1,425,458	5,091,217
	Cia de Saneamento do Parana	884,000	601,395
#	Cia Energetica de Minas Gerais, Sponsored ADR	635,831	1,411,545
	Cia Energetica de Minas Gerais	979,070	3,218,719
	Cia Paranaense de Energia	710,016	887,846
	Cia Paranaense de Energia	209,372	1,394,842
#	Cia Siderurgica Nacional SA, Sponsored ADR	2,818,413	8,145,214
	Cia Siderurgica Nacional SA	976,470	2,776,111
	Cielo SA	7,945,904	6,803,184
*	Cogna Educacao	13,141,694	5,740,173
*	Construtora Tenda SA	455,027	343,858
	Cosan SA	1,340,610	4,837,400
	CPFL Energia SA	180,282	1,144,249
	Cruzeiro do Sul Educacional SA	108,200	75,283
	CSU Cardsystem SA	227,133	621,597

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Cury Construtora e Incorporadora SA	497,020	$780,001
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,186,383	5,336,970
	Dexco SA	2,522,586	4,753,525
	Diagnosticos da America SA	37,100	137,527
	Dimed SA Distribuidora da Medicamentos	493,874	1,048,054
	Direcional Engenharia SA	591,396	1,353,304
*	Dommo Energia SA	1,184,322	352,497
*	EcoRodovias Infraestrutura e Logistica SA	1,460,769	1,606,420
	EDP - Energias do Brasil SA	1,586,028	6,651,748
*	Eletromidia SA	24,100	51,236
*	Embraer SA	82,500	187,351
*	Embraer SA, Sponsored ADR	1,090,681	9,947,011
*	Empreendimentos Pague Menos SA	683,305	592,961
	Enauta Participacoes SA	1,138,932	4,078,856
	Energisa SA	982,500	8,362,672
*	Eneva SA	2,249,555	6,612,886
	Engie Brasil Energia SA	646,961	5,541,700
	Equatorial Energia SA	3,745,016	17,957,490
	Eternit SA	353,600	772,930
	Even Construtora e Incorporadora SA	735,319	758,896
	Ez Tec Empreendimentos e Participacoes SA	779,401	2,542,720
	Fleury SA	1,334,319	4,169,989
	Fras-Le SA	146,309	335,650
*	Gafisa SA	1,106,719	263,092
	Gafisa SA, ADR	103,158	31,979
	Gerdau SA, Sponsored ADR	2,090,779	9,868,477
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	220,052	192,233
#	Gol Linhas Aereas Inteligentes SA, ADR	228,853	755,217
Ω	GPS Participacoes e Empreendimentos SA	141,974	340,522
	Grendene SA	1,455,759	2,006,061
*	Grupo Mateus SA	1,668,992	1,383,811
	Grupo SBF SA	491,467	1,976,658
	Guararapes Confeccoes SA	686,928	990,410
Ω	Hapvida Participacoes e Investimentos SA	5,241,017	6,239,668
*	Hidrovias do Brasil SA	1,363,922	587,841
	Hypera SA	1,217,924	10,025,199
	Instituto Hermes Pardini SA	254,860	1,003,363
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	30,700	161,329
	Inter & Co., Inc., BDR	80,813	244,121
*	International Meal Co. Alimentacao SA, Class A	1,291,861	411,969
	Iochpe-Maxion SA	1,560,804	4,726,967
	Irani Papel e Embalagem SA	260,800	347,794
*	IRB Brasil Resseguros SA	4,644,627	1,714,547
	Itau Unibanco Holding SA	890,811	3,491,554
	Jalles Machado SA	574,944	812,284
	JBS SA	3,477,833	21,468,852
	JHSF Participacoes SA	2,998,167	3,302,903
	JSL SA	168,265	165,530
	Kepler Weber SA	427,938	1,690,546
	Klabin SA	3,323,361	12,801,180
	Lavvi Empreendimentos Imobiliarios Ltda	79,700	74,862
	Light SA	1,467,901	1,517,804
	Localiza Rent a Car SA	1,230,508	13,700,855
*Ω	Locaweb Servicos de Internet SA	607,779	795,242
	LOG Commercial Properties e Participacoes SA	220,977	893,457
*	Log-in Logistica Intermodal SA	251,200	1,577,859
	Lojas Quero Quero SA	726,644	853,867
	Lojas Renner SA	1,977,389	9,665,095
	LPS Brasil Consultoria de Imoveis SA	476,900	276,512

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	M Dias Branco SA	489,820	$2,948,898
*	Magazine Luiza SA	3,808,254	1,898,938
	Mahle-Metal Leve SA	335,127	1,560,960
	Marcopolo SA	717,500	296,757
	Marfrig Global Foods SA	2,161,401	5,514,098
*	Marisa Lojas SA	949,563	401,914
	Melnick Even Desenvolvimento Imobiliario SA	106,300	81,357
	Mills Estruturas e Servicos de Engenharia SA	1,253,513	1,865,455
	Minerva SA	1,575,373	3,988,594
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	91,900	87,209
*	Moura Dubeux Engenharia SA	207,800	212,856
	Movida Participacoes SA	1,313,346	3,223,651
	MRV Engenharia e Participacoes SA	2,290,645	4,055,258
	Multiplan Empreendimentos Imobiliarios SA	1,019,484	4,689,457
	Natura & Co. Holding SA	2,075,336	6,249,152
	Neoenergia SA	217,203	621,707
	Odontoprev SA	1,650,968	3,162,114
*	Omega Energia SA	83,718	199,177
*	Orizon Valorizacao de Residuos SA	134,000	732,402
	Ouro Fino Saude Animal Participacoes SA	12,400	54,498
*	Petro Rio SA	2,998,419	14,035,621
	Petroleo Brasileiro SA, Sponsored ADR	776,944	10,201,275
	Petroleo Brasileiro SA, Sponsored ADR	1,228,197	17,538,653
	Petroleo Brasileiro SA	16,003,488	114,317,256
	Porto Seguro SA	1,550,820	5,520,980
	Portobello SA	518,834	861,364
	Positivo Tecnologia SA	601,500	797,489
	Profarma Distribuidora de Produtos Farmaceuticos SA	44,075	27,855
	Qualicorp Consultoria e Corretora de Seguros SA	1,146,044	2,181,739
	Raia Drogasil SA	2,597,801	10,533,593
Ω	Rede D'Or Sao Luiz SA	5,100	31,926
	Romi SA	378,957	978,502
	Rumo SA	3,697,896	12,535,725
	Santos Brasil Participacoes SA	1,583,511	1,995,418
	Sao Carlos Empreendimentos e Participacoes SA	22,300	109,343
	Sao Martinho SA	1,489,749	10,085,987
#	Sendas Distribuidora SA, ADR	80,781	1,229,487
	Sendas Distribuidora SA	3,331,365	10,205,086
Ω	Ser Educacional SA	327,185	372,455
	SIMPAR SA	1,749,244	3,492,335
	Sinqia SA	162,000	542,286
	SLC Agricola SA	1,022,976	8,719,047
	Sul America SA	1,785,297	8,112,006
	Suzano SA	1,867,008	17,424,831
#	Suzano SA, Sponsored ADR	140,729	1,315,817
	SYN prop e tech SA	224,734	179,384
*	Tecnisa SA	261,692	119,868
	Tegma Gestao Logistica SA	242,060	625,021
	Telefonica Brasil SA	980,993	8,456,019
	Telefonica Brasil SA, ADR	294,101	2,552,796
	Terra Santa Propriedades Agricolas SA	30,245	165,253
	TIM SA	3,916,037	9,528,789
	TOTVS SA	864,930	4,408,149
	Transmissora Alianca de Energia Eletrica SA	1,722,371	13,468,455
	Trisul SA	337,799	248,089
	Tupy SA	657,319	2,892,707
	Ultrapar Participacoes SA	3,433,293	8,420,496
#	Ultrapar Participacoes SA, Sponsored ADR	74,790	186,227
	Unipar Carbocloro SA	62,270	979,644

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas	863,774	$1,390,626
	Vale SA	15,469,805	208,542,339
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	412,130	839,537
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	667,165	1,753,627
*	Via SA	1,190,300	552,119
	Vibra Energia SA	3,826,967	12,314,992
	Vivara Participacoes SA	276,200	1,184,530
	Vulcabras Azaleia SA	609,486	1,351,115
	WEG SA	1,373,149	7,441,506
	Wilson Sons Holdings Brasil SA	35,200	56,534
	Wiz Solucoes e Corretagem de Seguros SA	79,590	114,137
*	XP, Inc., BDR	90,479	1,905,200
	YDUQS Participacoes SA	2,017,769	5,167,167
TOTAL BRAZIL			1,004,776,645
CHILE — (0.5%)
	Aguas Andinas SA, Class A	13,260,729	2,674,661
	Banco de Chile	8,969,120	851,026
#	Banco de Chile, ADR	290,190	5,496,201
	Banco de Credito e Inversiones SA	120,400	3,632,710
	Banco Santander Chile, ADR	306,008	4,785,965
	Besalco SA	2,724,062	780,489
*	Camanchaca SA	49,415	2,861
	CAP SA	800,836	7,328,836
	Cementos BIO BIO SA	179,409	122,048
	Cencosud SA	6,273,701	8,570,554
	Cencosud Shopping SA	240,681	260,409
	Cia Cervecerias Unidas SA	72,473	418,222
	Cia Cervecerias Unidas SA, Sponsored ADR	5,040	58,162
	Cia Sud Americana de Vapores SA	132,455,501	14,331,829
	Colbun SA	31,252,990	2,654,649
	Cristalerias de Chile SA	59,157	201,925
	Embotelladora Andina SA, ADR, Class B	86,774	992,695
	Empresa Nacional de Telecomunicaciones SA	1,105,181	3,654,787
	Empresas CMPC SA	3,144,309	5,342,289
	Empresas COPEC SA	846,192	6,930,304
	Empresas Hites SA	1,398,342	141,215
	Enel Americas SA	57,377,028	5,807,108
	Enel Chile SA	8,951,758	256,304
	Engie Energia Chile SA	2,227,054	1,008,365
	Falabella SA	965,959	2,154,675
	Forus SA	450,262	548,149
	Grupo Security SA	3,764,297	545,157
	Hortifrut SA	164,407	147,877
	Instituto de Diagnostico SA	4,394	6,769
	Inversiones Aguas Metropolitanas SA	3,182,386	1,395,009
	Inversiones La Construccion SA	234,904	704,112
	Itau CorpBanca Chile SA	652,017,678	1,408,810
	Itau CorpBanca Chile SA, ADR	23,704	76,445
	Masisa SA	2,987,376	65,642
	Molibdenos y Metales SA	84,693	385,353
	Multiexport Foods SA	3,567,240	1,345,979
	Parque Arauco SA	3,494,793	2,951,434
	PAZ Corp. SA	1,378,694	391,071
	Plaza SA	187,500	160,013
	Ripley Corp. SA	6,901,172	1,030,006
	Salfacorp SA	2,385,669	658,700
	Sigdo Koppers SA	1,861,026	1,819,514

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	SMU SA	4,896,174	$499,887
	Sociedad Matriz SAAM SA	25,998,213	1,629,541
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	215,518	21,200,506
	Socovesa SA	1,574,885	154,675
	SONDA SA	3,920,156	1,287,722
	Vina Concha y Toro SA	2,797,519	3,763,037
TOTAL CHILE			120,633,697
CHINA — (28.0%)
*	21Vianet Group, Inc., ADR	460,815	2,377,805
*	263 Network Communications Co. Ltd., Class A	715,770	450,237
	360 DigiTech, Inc., ADR	695,772	10,102,609
	360 Security Technology, Inc., Class A	1,080,100	1,185,539
*	361 Degrees International Ltd.	7,448,000	3,707,429
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	658,134	1,913,184
Ω	3SBio, Inc.	11,826,000	7,871,695
	5I5J Holding Group Co. Ltd., Class A	1,791,700	703,006
#	AAC Technologies Holdings, Inc.	7,942,000	15,398,185
#Ω	AAG Energy Holdings Ltd.	1,401,000	261,560
	Accelink Technologies Co. Ltd., Class A	399,537	1,056,610
	ADAMA Ltd., Class A	103,700	166,918
	Addsino Co. Ltd., Class A	354,700	601,857
	Advanced Technology & Materials Co. Ltd., Class A	421,700	589,375
	AECC Aero-Engine Control Co. Ltd., Class A	146,387	593,742
	AECC Aviation Power Co. Ltd., Class A	207,272	1,533,207
	Aerospace Hi-Tech Holdings Grp Ltd., Class A	212,100	302,207
*	Aesthetic Medical International Holdings Group Ltd., ADR	1,914	4,402
#	Agile Group Holdings Ltd.	14,656,465	4,802,604
*	Agora, Inc., ADR	19,317	94,846
#	Agricultural Bank of China Ltd., Class H	92,415,460	30,480,655
	Aier Eye Hospital Group Co. Ltd., Class A	1,026,262	4,638,311
*	Air China Ltd., Class H	4,704,000	3,692,099
	Aisino Corp., Class A	541,000	861,337
	Ajisen China Holdings Ltd.	4,092,000	448,384
Ω	Ak Medical Holdings Ltd.	3,336,000	2,598,138
*	Alibaba Group Holding Ltd., Sponsored ADR	2,469,905	220,735,410
*	Alibaba Group Holding Ltd.	9,442,600	106,167,575
#*	Alibaba Health Information Technology Ltd.	5,424,000	3,257,101
*	Alibaba Pictures Group Ltd.	56,320,000	4,805,621
Ω	A-Living Smart City Services Co. Ltd.	6,459,750	7,879,366
	All Winner Technology Co. Ltd., Class A	233,510	871,014
	Allmed Medical Products Co. Ltd., Class A	263,100	540,254
*	Alpha Group, Class A	807,000	565,415
#	Aluminum Corp. of China Ltd., ADR	158,734	1,474,639
	Aluminum Corp. of China Ltd., Class H	20,622,000	7,552,845
*	Amlogic Shanghai Co. Ltd., Class A	43,981	552,863
	Amoy Diagnostics Co. Ltd., Class A	143,046	636,607
*	An Hui Wenergy Co. Ltd., Class A	643,539	444,428
	Angang Steel Co. Ltd., Class H	16,733,908	5,545,867
	Angel Yeast Co. Ltd., Class A	221,000	1,457,426
	Anhui Anke Biotechnology Group Co. Ltd., Class A	437,600	593,536
	Anhui Conch Cement Co. Ltd., Class H	6,971,000	27,582,007
	Anhui Construction Engineering Group Co. Ltd., Class A	766,116	691,818
	Anhui Expressway Co. Ltd., Class H	3,056,000	2,324,776
	Anhui Guangxin Agrochemical Co. Ltd., Class A	202,580	794,878
	Anhui Gujing Distillery Co. Ltd., Class A	52,895	1,677,694
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,857	1,094,880
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	98,130	436,757
	Anhui Huilong Agricultural Means of Production Co., Ltd., Class A	294,200	478,390

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	100,800	$288,553
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	1,880,140	1,499,361
	Anhui Jinhe Industrial Co. Ltd., Class A	169,582	1,021,947
	Anhui Korrun Co. Ltd., Class A	83,762	172,908
	Anhui Kouzi Distillery Co. Ltd., Class A	176,028	1,309,950
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	165,200	183,324
*	Anhui Tatfook Technology Co. Ltd., Class A	353,900	434,450
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	213,060	337,231
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	757,100	1,247,695
	Anhui Xinhua Media Co. Ltd., Class A	739,600	528,503
	Anhui Yingjia Distillery Co. Ltd., Class A	200,000	1,620,766
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	320,000	1,075,723
††	Animal Health Holdings, Inc.	1,485,000	17,745
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	22,874	716,786
	Anjoy Foods Group Co. Ltd., Class A	49,120	1,072,274
	Anker Innovations Technology Co. Ltd., Class A	42,800	467,999
	ANTA Sports Products Ltd.	3,557,800	39,174,417
#*	Anton Oilfield Services Group	22,254,000	1,207,764
	Aoshikang Technology Co. Ltd., Class A	169,200	720,637
*	Aotecar New Energy Technology Co., Ltd., Class A	998,900	481,131
*††	Aowei Holdings Ltd.	187,000	4,736
*††	Aoyuan Healthy Life Group Co. Ltd.	70,000	12,440
	Apeloa Pharmaceutical Co. Ltd., Class A	468,300	1,341,233
	APT Satellite Holdings Ltd.	1,804,000	480,146
	Art Group Holdings Ltd.	455,000	13,408
*Ω	Ascletis Pharma, Inc.	1,726,000	738,803
	Asia Cement China Holdings Corp.	5,289,000	2,615,767
Ω	AsiaInfo Technologies Ltd.	866,800	1,382,470
*	Asian Citrus Holdings Ltd.	1,733,000	23,487
	Asymchem Laboratories Tianjin Co. Ltd., Class A	40,160	983,659
	Autel Intelligent Technology Corp. Ltd., Class A	138,550	751,810
	Autobio Diagnostics Co. Ltd., Class A	128,955	876,992
	Avary Holding Shenzhen Co. Ltd., Class A	455,931	2,084,257
	AVIC Electromechanical Systems Co. Ltd., Class A	458,000	804,551
	AVIC Industry-Finance Holdings Co. Ltd., Class A	851,100	412,344
	AviChina Industry & Technology Co. Ltd., Class H	20,051,212	10,698,242
	AVICOPTER PLC, Class A	72,100	468,739
	Bafang Electric Suzhou Co. Ltd., Class A	27,208	707,683
#Ω	BAIC Motor Corp. Ltd., Class H	20,144,500	5,421,028
#*	Baidu, Inc., Sponsored ADR	471,064	64,333,210
Ω	BAIOO Family Interactive Ltd.	7,632,000	484,643
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,046,557
	Bank of Changsha Co. Ltd., Class A	924,447	1,016,397
	Bank of Chengdu Co. Ltd., Class A	1,314,600	3,010,063
	Bank of China Ltd., Class H	204,333,702	72,658,033
#	Bank of Chongqing Co. Ltd., Class H	3,151,500	1,660,202
	Bank of Communications Co. Ltd., Class H	25,189,618	14,993,190
	Bank of Guiyang Co. Ltd., Class A	1,309,900	1,089,596
	Bank of Hangzhou Co. Ltd., Class A	803,259	1,706,814
	Bank of Jiangsu Co. Ltd., Class A	2,308,060	2,470,113
	Bank of Nanjing Co. Ltd., Class A	2,233,996	3,430,658
	Bank of Ningbo Co. Ltd., Class A	1,044,301	4,845,583
	Bank of Shanghai Co. Ltd., Class A	2,128,012	1,884,252
	Bank of Suzhou Co. Ltd., Class A	832,459	792,851
	Baoshan Iron & Steel Co. Ltd., Class A	4,939,837	4,166,999
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	340,200	282,191
*	Baoye Group Co. Ltd., Class H	1,616,440	818,573
#*	Baozun, Inc., Sponsored ADR	302,114	2,628,392
#*	Baozun, Inc., Class A	13,700	40,466

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	BBMG Corp., Class H	20,773,404	$2,886,728
	Bear Electric Appliance Co. Ltd., Class A	81,896	680,980
	Befar Group Co. Ltd., Class A	472,000	402,927
	Beibuwan Port Co. Ltd., Class A	821,645	957,869
#*	BeiGene Ltd., ADR	777	130,598
#*	BeiGene Ltd.	330,000	4,244,921
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	327,416	438,301
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	65,451	590,822
	Beijing Capital Development Co. Ltd., Class A	1,921,600	1,271,078
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,570,230	1,997,563
*	Beijing Capital International Airport Co. Ltd., Class H	14,526,000	8,539,165
	Beijing Career International Co. Ltd., Class A	65,700	419,419
	Beijing Certificate Authority Co. Ltd., Class A	75,874	279,319
#	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	552,500	861,673
*	Beijing Compass Technology Development Co. Ltd., Class A	43,400	338,374
	Beijing Ctrowell Technology Corp. Ltd., Class A	230,068	309,780
*	Beijing Dabeinong Technology Group Co. Ltd., Class A	515,200	555,507
	Beijing Dahao Technology Corp. Ltd., Class A	82,400	262,796
	Beijing Easpring Material Technology Co. Ltd., Class A	112,500	1,604,959
	Beijing E-Hualu Information Technology Co. Ltd., Class A	48,300	125,458
#*	Beijing Energy International Holding Co. Ltd.	19,120,000	562,756
	Beijing Enlight Media Co. Ltd., Class A	595,800	739,966
*	Beijing Enterprises Clean Energy Group Ltd.	67,080,000	683,703
	Beijing Enterprises Holdings Ltd.	3,662,028	11,736,729
	Beijing Enterprises Water Group Ltd.	33,804,469	10,248,862
	Beijing Forever Technology Co. Ltd., Class A	240,700	295,232
	Beijing Funshine Culture Media Co. Ltd., Class A	7,500	48,988
*††	Beijing Gas Blue Sky Holdings Ltd.	8,656,000	68,367
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	622,264	1,207,092
	Beijing Haixin Energy Technology Co. Ltd., Class A	1,488,456	1,106,750
*	Beijing Health Holdings Ltd.	13,284,000	135,871
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	10,250	483,715
*	Beijing Jetsen Technology Co. Ltd., Class A	1,759,232	1,428,737
	Beijing Jingneng Clean Energy Co. Ltd., Class H	9,008,000	1,814,452
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	93,700	58,585
*	Beijing Jingyuntong Technology Co. Ltd., Class A	303,970	410,204
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	57,000	220,268
	Beijing New Building Materials PLC, Class A	425,879	1,820,889
	Beijing North Star Co. Ltd., Class H	6,526,000	797,745
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	1,517,005	556,407
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	491,946	660,906
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	501,160	3,010,467
	Beijing Originwater Technology Co. Ltd., Class A	1,189,600	983,301
*	Beijing Philisense Technology Co. Ltd., Class A	611,600	379,921
	Beijing Roborock Technology Co. Ltd., Class A	14,526	703,277
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	10,400	30,445
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	31,600	58,031
	Beijing Shiji Information Technology Co. Ltd., Class A	233,230	493,073
	Beijing Shougang Co. Ltd., Class A	1,391,400	874,455
	Beijing Shunxin Agriculture Co. Ltd., Class A	160,400	559,701
	Beijing Sinnet Technology Co. Ltd., Class A	555,410	792,425
	Beijing SL Pharmaceutical Co. Ltd., Class A	513,465	726,021
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	573,245	545,235
	Beijing Strong Biotechnologies, Inc., Class A	105,800	286,924
	Beijing SuperMap Software Co. Ltd., Class A	207,300	576,433
*	Beijing Thunisoft Corp. Ltd., Class A	434,506	460,827
	Beijing Tiantan Biological Products Corp. Ltd., Class A	241,248	717,244
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	1,368,000	1,764,190

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Tongrentang Co. Ltd., Class A	171,372	$1,199,140
	Beijing Ultrapower Software Co. Ltd., Class A	978,200	614,551
	Beijing United Information Technology Co. Ltd., Class A	59,720	814,760
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,882,000	416,528
*	Beijing Watertek Information Technology Co. Ltd., Class A	230,700	130,815
	Beijing Yanjing Brewery Co. Ltd., Class A	930,600	1,146,723
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	62,407	1,103,683
	Beijing Zhidemai Technology Co. Ltd., Class A	13,316	50,691
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	509,105	1,606,529
	Bengang Steel Plates Co., Ltd., Class A	969,822	506,212
*	Berry Genomics Co. Ltd., Class A	10,600	20,739
	Best Pacific International Holdings Ltd., Class H	1,354,000	297,214
*	BEST, Inc., ADR	21,733	28,035
	Bestore Co. Ltd., Class A	38,606	136,355
	Bestsun Energy Co. Ltd., Class A	924,440	654,970
	Betta Pharmaceuticals Co. Ltd., Class A	46,956	349,135
	Better Life Commercial Chain Share Co. Ltd., Class A	392,100	365,769
	BGI Genomics Co. Ltd., Class A	138,500	1,275,518
	Biem.L.Fdlkk Garment Co. Ltd., Class A	343,600	1,092,142
	BII Railway Transportation Technology Holdings Co. Ltd.	1,592,000	73,798
*	Bilibili, Inc., Class Z	250,740	6,128,888
	Binjiang Service Group Co. Ltd.	331,000	932,473
	Black Peony Group Co. Ltd., Class A	268,100	309,535
Ω	Blue Moon Group Holdings Ltd.	68,500	54,604
*	Blue Sail Medical Co. Ltd., Class A	565,028	734,428
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	1,123,502	994,298
	BOC International China Co. Ltd., Class A	334,200	626,567
	BOE Technology Group Co. Ltd., Class A	8,687,979	5,020,696
#	BOE Varitronix Ltd.	830,000	1,929,636
*	Bohai Leasing Co. Ltd., Class A	3,523,885	1,129,415
	Bosideng International Holdings Ltd.	23,702,157	13,833,733
*	Boyaa Interactive International Ltd.	1,246,000	63,885
	Bright Dairy & Food Co. Ltd., Class A	815,469	1,465,117
	Bright Real Estate Group Co. Ltd., Class A	563,094	194,873
	BrightGene Bio-Medical Technology Co. Ltd., Class A	90,491	295,105
*††	Brilliance China Automotive Holdings Ltd.	20,104,000	3,543,330
	B-Soft Co. Ltd., Class A	598,715	618,841
	BTG Hotels Group Co. Ltd., Class A	377,071	1,171,087
	BYD Co. Ltd., Class H	1,042,800	38,151,851
	BYD Electronic International Co. Ltd.	7,378,222	18,956,100
	By-health Co. Ltd., Class A	266,700	732,227
	C C Land Holdings Ltd.	13,761,530	3,512,411
	C&D International Investment Group Ltd.	290,744	707,303
	C&D Property Management Group Co. Ltd.	490,000	231,344
	C&S Paper Co. Ltd., Class A	738,871	1,229,405
	Cabbeen Fashion Ltd.	1,868,000	394,991
	Caitong Securities Co. Ltd., Class A	1,105,390	1,196,937
	Camel Group Co. Ltd., Class A	664,800	1,149,813
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	577,068	538,145
	Canny Elevator Co. Ltd., Class A	366,600	441,079
#Ω	CanSino Biologics, Inc., Class H	692,400	5,795,568
	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,451,695
	Capinfo Co. Ltd., Class H	60,000	2,409
*	Capital Environment Holdings Ltd.	11,298,000	260,552
	Carrianna Group Holdings Co. Ltd.	1,788,877	122,612
	Castech, Inc., Class A	144,570	358,899
	CCS Supply Chain Management Co. Ltd., Class A	288,300	307,828
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	171,400	177,298

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	CECEP Solar Energy Co. Ltd., Class A	1,872,200	$2,482,808
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	410,500	151,322
	CECEP Wind-Power Corp., Class A	2,274,700	1,842,922
#	Central China Management Co. Ltd.	6,510,074	712,074
#	Central China New Life Ltd.	1,668,000	706,863
#	Central China Real Estate Ltd.	9,590,328	843,370
	Central China Securities Co. Ltd., Class H	5,359,000	812,645
	Centre Testing International Group Co. Ltd., Class A	105,393	321,918
	CETC Digital Technology Co. Ltd., Class A	236,088	671,573
#	CGN New Energy Holdings Co. Ltd.	13,606,000	5,453,718
	CGN Nuclear Technology Development Co. Ltd., Class A	322,400	413,304
Ω	CGN Power Co. Ltd., Class H	28,094,000	6,478,011
	Chacha Food Co. Ltd., Class A	162,391	1,152,178
	Changchun Faway Automobile Components Co. Ltd., Class A	459,510	680,945
	Changchun High & New Technology Industry Group, Inc., Class A	68,918	1,987,394
	Changjiang Securities Co. Ltd., Class A	1,305,899	1,055,003
	Changying Xinzhi Technology Co. Ltd., Class A	186,800	502,595
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	143,700	198,859
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	1,338,698
*	Chanjet Information Technology Co. Ltd., Class H	50,100	44,598
#	Chaowei Power Holdings Ltd.	5,161,000	1,317,374
	Chaozhou Three-Circle Group Co. Ltd., Class A	326,373	1,302,020
*	Cheetah Mobile, Inc., ADR	214,256	156,171
	Chen Lin Education Group Holdings Ltd.	310,000	85,266
*	Cheng De Lolo Co. Ltd., Class A	639,500	789,492
	Chengdu ALD Aviation Manufacturing Corp., Class A	51,920	259,108
	Chengdu CORPRO Technology Co. Ltd., Class A	174,500	615,122
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	242,830	422,585
	Chengdu Galaxy Magnets Co. Ltd., Class A	117,172	342,521
	Chengdu Hongqi Chain Co. Ltd., Class A	827,300	598,455
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	151,000	195,905
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	316,971	664,036
	Chengdu Kanghua Biological Products Co. Ltd., Class A	43,425	616,924
	Chengdu Wintrue Holding Co. Ltd., Class A	710,200	1,532,727
	Chengdu Xingrong Environment Co. Ltd., Class A	600,992	454,523
	Chengtun Mining Group Co. Ltd., Class A	1,177,400	1,379,140
	Chengxin Lithium Group Co. Ltd., Class A	39,200	330,750
*	Chengzhi Co. Ltd., Class A	24,600	36,951
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	530,200	1,438,249
*	Chiho Environmental Group Ltd.	312,000	27,844
	China Aerospace International Holdings Ltd.	12,742,600	722,148
#	China Aircraft Leasing Group Holdings Ltd.	1,881,500	1,147,526
	China Automotive Engineering Research Institute Co. Ltd., Class A	396,200	977,429
	China Baoan Group Co. Ltd., Class A	312,592	661,750
	China Bester Group Telecom Co. Ltd., Class A	31,300	55,885
	China BlueChemical Ltd., Class H	15,653,122	4,235,015
Ω	China Bohai Bank Co. Ltd., Class H	5,114,500	911,167
#*	China Boton Group Co. Ltd.	450,000	181,305
	China CAMC Engineering Co. Ltd., Class A	510,993	616,791
	China Chengtong Development Group Ltd.	546,000	10,075
	China Cinda Asset Management Co. Ltd., Class H	64,022,000	8,819,114
	China CITIC Bank Corp. Ltd., Class H	26,588,607	11,113,509
	China Coal Energy Co. Ltd., Class H	12,479,168	9,707,881
††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	4,455,869
	China Communications Services Corp. Ltd., Class H	21,811,327	8,867,748
*	China Conch Environment Protection Holdings Ltd.	7,025,500	5,562,992
	China Conch Venture Holdings Ltd.	6,982,000	13,535,910
	China Construction Bank Corp., Class H	370,130,302	236,368,976
	China CSSC Holdings Ltd., Class A	181,178	628,400

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China CYTS Tours Holding Co. Ltd., Class A	302,500	$487,791
	China Datang Corp. Renewable Power Co. Ltd., Class H	15,606,000	4,235,707
	China Design Group Co. Ltd., Class A	341,045	462,389
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	2,278,000	290,306
#*	China Dili Group	10,867,661	1,913,621
	China Dongxiang Group Co. Ltd.	24,484,888	1,217,831
Ω	China East Education Holdings Ltd.	3,742,500	1,519,533
*	China Eastern Airlines Corp. Ltd., ADR	2,460	44,565
#*	China Eastern Airlines Corp. Ltd., Class H	11,200,000	4,080,851
	China Education Group Holdings Ltd.	7,253,000	6,146,938
	China Electronics Huada Technology Co. Ltd.	3,450,000	325,777
#	China Electronics Optics Valley Union Holding Co. Ltd.	6,460,000	411,047
*	China Energy Engineering Corp Ltd	7,215,075	2,456,046
#	China Energy Engineering Corp. Ltd., Class H	5,668,000	751,539
	China Enterprise Co. Ltd., Class A	2,240,978	962,268
	China Everbright Bank Co. Ltd., Class H	10,099,000	3,062,869
	China Everbright Environment Group Ltd.	21,749,777	11,576,135
#Ω	China Everbright Greentech Ltd.	5,292,000	1,199,773
	China Everbright Ltd.	9,396,896	7,140,200
*	China Express Airlines Co. Ltd., Class A	372,404	569,116
Ω	China Feihe Ltd.	17,026,000	14,950,094
*	China Film Co. Ltd., Class A	764,300	1,337,931
#*	China Finance Investment Holdings Ltd.	82,000	71,607
*††	China Financial Services Holdings Ltd.	71,200	2,892
	China Foods Ltd.	8,172,000	2,602,170
*	China Fordoo Holdings Ltd.	259,000	19,141
	China Galaxy Securities Co. Ltd., Class H	15,222,000	7,527,703
	China Gas Holdings Ltd.	17,427,400	26,788,440
#	China Glass Holdings Ltd.	3,264,000	524,164
	China Gold International Resources Corp. Ltd.	474,300	1,327,807
*	China Grand Automotive Services Group Co. Ltd., Class A	196,100	78,672
	China Great Wall Securities Co. Ltd., Class A	583,600	780,386
	China Greatwall Technology Group Co. Ltd., Class A	610,000	876,549
*	China Green Agriculture, Inc.	2,302	10,791
*	China Greenland Broad Greenstate Group Co. Ltd.	4,480,000	80,494
	China Hanking Holdings Ltd.	5,305,000	716,405
#	China Harmony Auto Holding Ltd.	7,180,000	2,425,129
	China Harzone Industry Corp. Ltd., Class A	88,700	101,628
*††	China High Precision Automation Group Ltd.	1,360,000	39,631
*	China High Speed Railway Technology Co. Ltd., Class A	1,276,592	476,765
#*	China High Speed Transmission Equipment Group Co. Ltd.	4,134,000	2,673,439
	China Hongqiao Group Ltd.	12,537,000	13,064,485
#*Ω	China Huarong Asset Management Co. Ltd., Class H	35,979,000	1,576,267
††	China Huiyuan Juice Group Ltd.	3,039,500	135,753
*	China Index Holdings Ltd., ADR	1,397	903
Ω	China International Capital Corp. Ltd., Class H	6,324,400	11,628,838
	China International Marine Containers Group Co. Ltd., Class H	4,703,340	4,551,789
#	China Isotope & Radiation Corp.	135,600	314,459
	China Jinmao Holdings Group Ltd.	40,580,976	9,417,486
	China Jushi Co. Ltd., Class A	1,251,507	2,779,089
	China Kepei Education Group Ltd.	3,272,000	767,838
	China Kings Resources Group Co. Ltd., Class A	205,296	1,141,314
	China Lesso Group Holdings Ltd.	12,311,000	15,087,884
#	China Life Insurance Co. Ltd., ADR	621,032	4,639,109
	China Life Insurance Co. Ltd., Class H	15,007,000	22,351,722
	China Lilang Ltd.	4,006,000	1,885,349
*Ω	China Literature Ltd.	2,802,800	11,046,062
*	China Longevity Group Co. Ltd.	893,399	29,249
	China Longyuan Power Group Corp. Ltd., Class H	11,534,000	18,530,058

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Maple Leaf Educational Systems Ltd.	12,398,000	$560,681
	China Medical System Holdings Ltd.	13,982,800	22,228,548
	China Meheco Co. Ltd., Class A	679,238	1,465,118
	China Meidong Auto Holdings Ltd.	3,378,000	8,209,365
	China Mengniu Dairy Co. Ltd.	7,344,000	34,120,171
	China Merchants Bank Co. Ltd., Class H	14,244,146	76,965,364
	China Merchants Energy Shipping Co. Ltd., Class A	2,772,696	2,849,559
	China Merchants Land Ltd.	12,962,000	1,074,377
	China Merchants Port Holdings Co. Ltd.	9,444,917	15,233,216
	China Merchants Property Operation & Service Co. Ltd., Class A	37,500	91,169
Ω	China Merchants Securities Co. Ltd., Class H	1,467,460	1,359,718
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	768,751	1,564,257
*††	China Metal Recycling Holdings Ltd.	1,955,133	0
*	China Minmetals Rare Earth Co. Ltd., Class A	136,901	578,997
#	China Minsheng Banking Corp. Ltd., Class H	18,229,460	5,945,455
#	China Modern Dairy Holdings Ltd.	27,075,000	3,555,941
	China Molybdenum Co. Ltd., Class H	16,632,000	8,165,274
	China National Accord Medicines Corp. Ltd., Class A	215,915	926,639
	China National Building Material Co. Ltd., Class H	35,788,150	35,921,425
	China National Chemical Engineering Co. Ltd., Class A	1,358,100	2,174,335
	China National Medicines Corp. Ltd., Class A	384,382	1,495,385
	China National Nuclear Power Co. Ltd., Class A	4,488,021	4,115,406
	China National Software & Service Co. Ltd., Class A	19,630	107,388
#Ω	China New Higher Education Group Ltd.	5,644,000	1,796,980
*	China New Town Development Co. Ltd.	6,821,177	63,022
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	766,400	551,998
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	436,118	2,035,612
*	China Nuclear Energy Technology Corp. Ltd.	2,806,000	242,934
*	China Oil & Gas Group Ltd.	33,760,000	1,354,421
	China Oilfield Services Ltd., Class H	11,176,000	10,295,064
	China Oriental Group Co. Ltd.	13,026,000	2,624,198
	China Overseas Grand Oceans Group Ltd.	19,408,500	9,352,324
	China Overseas Land & Investment Ltd.	21,631,533	59,776,990
	China Overseas Property Holdings Ltd.	10,766,344	11,252,340
	China Pacific Insurance Group Co. Ltd., Class H	12,665,065	27,052,883
	China Petroleum & Chemical Corp., ADR	91,559	4,296,854
	China Petroleum & Chemical Corp., Class H	144,228,400	67,997,373
	China Pioneer Pharma Holdings Ltd.	3,009,000	974,567
	China Power International Development Ltd.	22,822,600	12,928,505
*††	China Properties Group Ltd.	397,000	3,935
	China Publishing & Media Co. Ltd., Class A	541,393	371,796
*	China Qinfa Group Ltd.	1,054,000	59,514
	China Railway Group Ltd., Class H	17,289,000	10,292,048
	China Railway Hi-tech Industry Co. Ltd., Class A	170,500	216,781
Ω	China Railway Signal & Communication Corp. Ltd., Class H	8,611,000	2,752,851
	China Railway Tielong Container Logistics Co. Ltd., Class A	561,500	435,344
*	China Rare Earth Holdings Ltd.	9,802,399	649,498
	China Reinsurance Group Corp., Class H	28,964,000	2,288,901
Ω	China Renaissance Holdings Ltd.	717,400	827,413
	China Resources Beer Holdings Co. Ltd.	4,741,661	32,706,607
	China Resources Cement Holdings Ltd.	28,276,946	17,393,130
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	470,154	1,457,240
	China Resources Gas Group Ltd.	5,329,500	22,364,879
	China Resources Land Ltd.	15,028,610	62,763,667
	China Resources Medical Holdings Co. Ltd.	5,596,000	3,406,165
Ω	China Resources Pharmaceutical Group Ltd.	11,701,000	7,017,525
	China Resources Power Holdings Co. Ltd.	7,392,820	13,918,771
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	165,785	892,460

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Risun Group Ltd.	4,380,000	$1,729,285
*	China Ruifeng Renewable Energy Holdings Ltd.	932,000	21,162
	China Sanjiang Fine Chemicals Co. Ltd.	6,955,000	1,286,587
	China SCE Group Holdings Ltd.	16,275,400	1,428,530
	China Science Publishing & Media Ltd., Class A	215,000	245,431
#*	China Shanshui Cement Group Ltd.	80,000	19,493
#*Ω	China Shengmu Organic Milk Ltd.	5,757,000	271,687
	China Shenhua Energy Co. Ltd., Class H	12,285,500	34,722,992
	China Shineway Pharmaceutical Group Ltd.	2,580,000	2,054,493
#	China Shuifa Singyes Energy Holdings Ltd.	1,598,000	235,878
*	China Silver Group Ltd.	10,000,000	495,653
	China South City Holdings Ltd.	34,058,711	2,302,845
	China South Publishing & Media Group Co. Ltd., Class A	785,334	1,039,576
*	China Southern Airlines Co. Ltd., Sponsored ADR	28,426	782,284
*	China Southern Airlines Co. Ltd., Class H	15,362,000	8,319,631
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A	240,219	247,528
	China Starch Holdings Ltd.	21,115,000	754,974
#	China State Construction Development Holdings Ltd.	3,096,000	851,029
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	5,879,993
	China State Construction International Holdings Ltd.	9,306,000	9,649,514
	China Sunshine Paper Holdings Co. Ltd.	5,201,500	1,326,244
	China Suntien Green Energy Corp. Ltd., Class H	10,487,000	5,143,864
	China Taiping Insurance Holdings Co. Ltd.	14,974,730	15,790,497
	China Testing & Certification International Group Co. Ltd., Class A	250,407	465,357
*	China Tianbao Group Development Co. Ltd.	430,000	168,506
#*	China Tianrui Group Cement Co. Ltd.	22,000	17,598
	China Tianying, Inc., Class A	1,716,946	1,710,350
	China Tobacco International HK Co. Ltd.	64,000	92,467
	China Tourism Group Duty Free Corp. Ltd., Class A	283,217	8,846,286
Ω	China Tower Corp. Ltd., Class H	73,164,000	9,412,738
	China Traditional Chinese Medicine Holdings Co. Ltd.	24,262,000	10,299,675
*	China TransInfo Technology Co. Ltd., Class A	823,442	1,252,029
#*	China Travel International Investment Hong Kong Ltd.	21,135,892	3,987,174
*	China Tungsten & Hightech Materials Co. Ltd., Class A	518,900	1,365,905
	China Union Holdings Ltd., Class A	1,049,234	612,198
	China Vanke Co. Ltd., Class H	9,548,576	18,162,122
Ω	China Vast Industrial Urban Development Co. Ltd.	1,506,000	448,671
*††	China Vered Financial Holding Corp. Ltd.	1,620,000	8,833
	China Water Affairs Group Ltd.	6,172,000	5,540,089
	China West Construction Group Co. Ltd., Class A	715,900	828,968
*††	China Wood Optimization Holding Ltd.	2,848,000	61,242
	China World Trade Center Co. Ltd., Class A	272,900	584,415
Ω	China Xinhua Education Group Ltd.	245,000	36,386
	China XLX Fertiliser Ltd.	4,846,000	3,132,805
	China Yangtze Power Co. Ltd., Class A	2,583,803	9,168,050
	China Yongda Automobiles Services Holdings Ltd.	11,279,500	9,725,955
Ω	China Yuhua Education Corp. Ltd.	15,358,000	2,264,391
*	China Yurun Food Group Ltd.	2,163,000	148,587
#*	China ZhengTong Auto Services Holdings Ltd.	9,844,500	639,807
	China Zhenhua Group Science & Technology Co. Ltd., Class A	58,000	1,020,623
*	China Zheshang Bank Co. Ltd., Class H	162,000	75,664
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	292,074	120,187
#*††	China Zhongwang Holdings Ltd.	14,337,979	575,353
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	230,100	294,478
	Chinasoft International Ltd.	21,046,000	18,017,732
*	Chindata Group Holdings Ltd., ADR	336,664	2,403,781
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	591,800	818,658

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Brewery Co. Ltd., Class A	85,900	$1,567,699
	Chongqing Changan Automobile Co. Ltd., Class A	674,036	1,841,614
	Chongqing Department Store Co. Ltd., Class A	226,021	749,802
*	Chongqing Dima Industry Co. Ltd., Class A	1,935,401	619,933
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	649,301	1,220,113
*	Chongqing Iron & Steel Co. Ltd., Class H	3,572,000	438,647
	Chongqing Machinery & Electric Co. Ltd., Class H	1,843,962	138,127
#	Chongqing Rural Commercial Bank Co. Ltd., Class H	22,856,000	7,953,518
	Chongqing Sanfeng Environment Group Corp., Ltd., Class A	561,100	602,678
	Chongqing Zaisheng Technology Corp. Ltd., Class A	332,540	318,951
	Chongqing Zhifei Biological Products Co. Ltd., Class A	260,112	3,843,641
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	705,800	740,979
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	417,900	522,778
	Chow Tai Seng Jewellery Co. Ltd., Class A	618,089	1,271,567
	Chu Kong Shipping Enterprises Group Co. Ltd.	166,000	19,687
#	CIFI Ever Sunshine Services Group Ltd.	4,894,000	3,528,684
	CIFI Holdings Group Co. Ltd.	36,648,575	9,953,460
#	CIMC Enric Holdings Ltd.	6,108,000	5,678,037
Ω	CIMC Vehicles Group Co. Ltd., Class H	146,000	94,092
	Cinda Real Estate Co. Ltd., Class A	1,972,000	1,740,639
	Cisen Pharmaceutical Co. Ltd., Class A	226,600	401,619
*	CITIC Guoan Information Industry Co. Ltd., Class A	1,988,450	779,889
	CITIC Ltd.	20,213,567	21,862,652
	CITIC Press Corp., Class A	59,194	167,583
	CITIC Resources Holdings Ltd.	23,768,000	1,487,690
	CITIC Securities Co. Ltd., Class H	6,733,650	13,845,627
	City Development Environment Co. Ltd., Class A	405,540	639,237
#*	Citychamp Watch & Jewellery Group Ltd.	11,226,000	1,699,645
*	CMGE Technology Group Ltd.	778,000	211,909
	CMST Development Co. Ltd., Class A	856,000	707,298
*	CNFinance Holdings Ltd., ADR	48,387	112,742
	CNHTC Jinan Truck Co. Ltd., Class A	789,873	1,535,198
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	784,957	1,157,682
	CNOOC Energy Technology & Services Ltd., Class A	2,500,000	948,240
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	564,000	1,702,271
	COFCO Biotechnology Co. Ltd., Class A	824,400	1,064,209
	COFCO Joycome Foods Ltd.	19,000,000	8,243,302
	COFCO Sugar Holding Co. Ltd., Class A	576,153	630,973
*††	Colour Life Services Group Co. Ltd.	3,381,545	200,311
*	Comba Telecom Systems Holdings Ltd.	9,354,000	1,690,989
	Concord New Energy Group Ltd.	58,255,909	5,485,409
*	Confidence Intelligence Holdings Ltd.	20,000	91,960
	Consun Pharmaceutical Group Ltd.	3,930,000	2,153,588
	Contec Medical Systems Co. Ltd., Class A	96,800	384,590
*	Contemporary Amperex Technology Co. Ltd., Class A	221,878	16,858,767
*	Continental Aerospace Technologies Holding Ltd.	16,594,207	208,739
*	Coolpad Group Ltd.	20,930,000	324,920
	COSCO SHIPPING Development Co. Ltd., Class H	28,072,300	4,554,351
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	10,396,000	7,148,104
	COSCO SHIPPING Holdings Co. Ltd., Class H	19,375,849	29,069,236
	COSCO SHIPPING International Hong Kong Co. Ltd.	4,532,000	1,239,638
	COSCO SHIPPING Ports Ltd.	13,264,517	9,902,244
*Ω	Cosmo Lady China Holdings Co. Ltd.	3,495,000	133,029
#	Country Garden Holdings Co. Ltd.	49,707,191	19,222,731
	Country Garden Services Holdings Co. Ltd.	7,487,673	16,697,843
	CPMC Holdings Ltd.	4,230,000	1,668,711
*	CPT Technology Group Co., Ltd., Class A	148,700	46,161
	CQ Pharmaceutical Holding Co. Ltd., Class A	365,400	281,535
#*	Crazy Sports Group Ltd.	16,280,600	600,569

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CRRC Corp. Ltd., Class H	2,763,000	$1,027,634
	Crystal Clear Electronic Material Co. Ltd., Class A	116,980	306,689
#Ω	CSC Financial Co. Ltd., Class H	3,073,500	2,871,770
	CSG Holding Co. Ltd., Class A	1,401,142	1,387,071
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	188,595	434,639
	CSPC Pharmaceutical Group Ltd.	44,424,400	48,642,689
#	CSSC Hong Kong Shipping Co. Ltd.	6,198,000	1,144,150
	CSSC Science & Technology Co. Ltd., Class A	251,106	478,656
	CTS International Logistics Corp. Ltd., Class A	731,000	995,298
*	CWT International Ltd.	23,990,000	204,611
*	Cybernaut International Holdings Co. Ltd.	492,000	7,755
	D&O Home Collection Group Co. Ltd., Class A	65,593	80,400
	Da Ming International Holdings Ltd.	112,000	35,446
	Daan Gene Co. Ltd., Class A	599,980	1,673,730
Ω	Dali Foods Group Co. Ltd.	10,004,000	4,763,252
*	Dalian Bio-Chem Co. Ltd., Class A	43,200	95,644
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	802,500	955,700
	Dalipal Holdings Ltd.	948,000	321,894
	Daqin Railway Co. Ltd., Class A	2,784,238	2,501,576
	Dare Power Dekor Home Co. Ltd., Class A	277,309	359,856
	Dashang Co. Ltd., Class A	171,732	443,531
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	278,880	1,334,685
	Datang International Power Generation Co. Ltd., Class H	14,306,000	2,647,079
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	916,111
	Dazhong Transportation Group Co. Ltd., Class A	576,400	268,837
	Dazzle Fashion Co. Ltd., Class A	227,340	476,886
	DBG Technology Co. Ltd., Class A	501,756	828,825
	DeHua TB New Decoration Materials Co. Ltd., Class A	477,483	675,451
*	Deppon Logistics Co. Ltd., Class A	576,217	1,142,738
	Dexin China Holdings Co. Ltd.	734,000	203,536
	DHC Software Co. Ltd., Class A	790,212	726,473
	Dian Diagnostics Group Co. Ltd., Class A	255,700	1,165,587
#	Differ Group Holding Co. Ltd.	17,510,000	4,236,256
	Digital China Group Co. Ltd., Class A	367,761	1,010,484
	Digital China Holdings Ltd.	6,480,000	2,891,537
	Digital China Information Service Co. Ltd., Class A	416,157	695,280
	Do-Fluoride Chemicals Co. Ltd., Class A	254,394	1,841,169
	Dong-E-E-Jiao Co. Ltd., Class A	205,643	1,093,737
	Dongfang Electric Corp. Ltd., Class H	1,784,800	2,256,366
	Dongfang Electronics Co. Ltd., Class A	596,753	723,841
	Dongfeng Motor Group Co. Ltd., Class H	16,784,000	11,597,652
	Dongguan Aohai Technology Co. Ltd., Class A	17,000	120,378
	Dongguan Development Holdings Co. Ltd., Class A	341,000	510,748
	Dongjiang Environmental Co. Ltd., Class H	1,479,595	550,358
	Dongxing Securities Co. Ltd., Class A	645,055	786,957
	Dongyue Group Ltd.	14,988,000	16,301,498
*	DouYu International Holdings Ltd., ADR	348,527	397,321
*	Duiba Group Ltd.	803,200	100,234
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,657,000	1,034,886
	East Group Co. Ltd., Class A	649,900	845,107
	East Money Information Co. Ltd., Class A	1,279,641	4,238,392
	E-Commodities Holdings Ltd.	15,438,000	3,527,909
	Ecovacs Robotics Co. Ltd., Class A	79,392	1,093,003
	Edan Instruments, Inc., Class A	130,388	186,685
	Edifier Technology Co. Ltd., Class A	450,700	574,217
	Edvantage Group Holdings Ltd.	2,434,221	682,088
	EEKA Fashion Holdings Ltd.	666,500	1,070,596
	EIT Environmental Development Group Co. Ltd., Class A	136,913	373,334
	Electric Connector Technology Co. Ltd., Class A	94,650	672,581

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Elion Energy Co. Ltd., Class A	1,045,465	$769,442
	Enjoyor Technology Co. Ltd., Class A	332,700	383,079
	ENN Energy Holdings Ltd.	2,411,500	39,337,811
	ENN Natural Gas Co. Ltd., Class A	809,895	2,076,093
	Eoptolink Technology, Inc.Ltd., Class A	271,660	1,015,593
	Era Co. Ltd., Class A	438,900	355,283
#	Essex Bio-technology Ltd.	1,599,000	723,549
	Eternal Asia Supply Chain Management Ltd., Class A	472,400	455,590
*	Ev Dynamics Holdings Ltd.	9,810,000	53,759
#	EVA Precision Industrial Holdings Ltd.	11,860,516	3,183,544
	Eve Energy Co. Ltd., Class A	56,882	799,183
	Everbright Jiabao Co. Ltd., Class A	1,132,030	563,813
Ω	Everbright Securities Co. Ltd., Class H	1,016,200	646,740
*	EverChina International Holdings Co. Ltd.	18,107,500	410,091
*Ω	Everest Medicines Ltd.	7,000	14,493
*	Fang Holdings Ltd., ADR	8,556	8,556
*	Fangda Carbon New Material Co. Ltd., Class A	784,129	823,968
	Fangda Special Steel Technology Co. Ltd., Class A	1,682,131	1,676,351
#	Fanhua, Inc., Sponsored ADR	161,175	848,586
#	Far East Horizon Ltd.	15,177,000	12,509,451
	FAW Jiefang Group Co. Ltd., Class A	722,200	934,033
	FAWER Automotive Parts Co. Ltd., Class A	538,778	478,338
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	534,300	1,146,834
	Fibocom Wireless, Inc., Class A	283,995	1,081,318
*	FIH Mobile Ltd.	8,957,000	1,199,022
	Financial Street Holdings Co. Ltd., Class A	1,113,355	948,120
#	FinVolution Group, ADR	293,011	1,227,716
	First Capital Securities Co. Ltd., Class A	970,200	880,704
	First Tractor Co. Ltd., Class H	1,384,000	588,533
#*	Flat Glass Group Co. Ltd., Class H	1,561,000	5,658,085
	Focus Media Information Technology Co. Ltd., Class A	2,490,800	2,188,589
	Foryou Corp.	2,600	22,255
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	627,672	7,712,581
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	307,884	379,271
	Fosun International Ltd.	10,718,620	8,444,811
*	Founder Holdings Ltd.	948,000	59,076
	Founder Securities Co. Ltd., Class A	1,286,500	1,256,301
	Fountain SET Holdings Ltd.	526,000	72,281
	Foxconn Industrial Internet Co. Ltd., Class A	951,800	1,421,447
#	FriendTimes, Inc.	856,000	127,411
	Fu Shou Yuan International Group Ltd.	10,819,000	7,370,337
*	Fuan Pharmaceutical Group Co. Ltd., Class A	594,700	340,575
	Fufeng Group Ltd.	17,673,800	10,248,368
*††	Fuguiniao Co. Ltd.	782,600	0
*	Fujian Boss Software Development Co. Ltd., Class A	91,420	311,735
	Fujian Funeng Co. Ltd., Class A	658,603	1,155,898
	Fujian Longking Co. Ltd., Class A	462,211	834,312
	Fujian Star-net Communication Co. Ltd., Class A	283,508	950,024
	Fujian Sunner Development Co. Ltd., Class A	411,508	1,209,594
*	Fullshare Holdings Ltd.	41,277,517	605,977
	Fulongma Group Co. Ltd., Class A	209,100	334,585
	Fusen Pharmaceutical Co. Ltd.	48,000	5,879
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	3,270,000	15,862,665
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	114,200	692,091
#Ω	Ganfeng Lithium Co. Ltd., Class H	852,239	7,706,169
#*	Ganglong China Property Group Ltd.	203,000	108,544
	Gansu Qilianshan Cement Group Co. Ltd., Class A	424,200	714,120
	Gansu Shangfeng Cement Co. Ltd., Class A	700,910	1,536,261
	Gaona Aero Material Co. Ltd., Class A	103,100	751,685

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	G-bits Network Technology Xiamen Co. Ltd., Class A	29,200	$1,541,123
	GCL Energy Technology Co. Ltd.	305,995	790,498
#*	GCL New Energy Holdings Ltd.	24,848,000	453,078
*	GCL Technology Holdings Ltd.	93,070,320	40,730,593
*	GD Power Development Co. Ltd., Class A	1,913,278	1,083,628
#*	GDS Holdings Ltd., ADR	145,833	4,036,657
*	GDS Holdings Ltd., Class A	371,500	1,272,451
	Geely Automobile Holdings Ltd.	17,986,000	35,664,328
	GEM Co. Ltd., Class A	554,200	804,633
	Gemdale Corp., Class A	897,400	1,561,452
	Gemdale Properties & Investment Corp. Ltd.	62,684,000	5,186,125
Ω	Genertec Universal Medical Group Co. Ltd.	7,314,500	4,601,480
*	Genimous Technology Co. Ltd., Class A	597,110	521,903
*Ω	Genor Biopharma Holdings Ltd.	48,000	20,120
	Geovis Technology Co. Ltd., Class A	19,863	200,768
	GEPIC Energy Development Co. Ltd., Class A	53,700	47,624
	Getein Biotech, Inc., Class A	234,298	486,262
	GF Securities Co. Ltd., Class H	3,859,200	5,108,748
	Giant Network Group Co. Ltd., Class A	873,348	1,088,362
	Gigadevice Semiconductor Beijing, Inc., Class A	59,403	1,047,216
	Ginlong Technologies Co. Ltd., Class A	56,495	1,927,318
	Glarun Technology Co. Ltd., Class A	282,300	674,568
*	Glorious Property Holdings Ltd.	17,149,712	293,152
*	Glory Land Co. Ltd.	5,367,000	134,437
	GoerTek, Inc., Class A	662,144	3,131,027
	Goke Microelectronics Co. Ltd., Class A	79,782	795,595
	Goldcard Smart Group Co. Ltd.	195,200	291,948
	Golden Eagle Retail Group Ltd.	3,171,000	2,232,055
Ω	Golden Throat Holdings Group Co. Ltd.	1,082,500	266,046
	GoldenHome Living Co. Ltd., Class A	48,860	185,595
	Goldenmax International Technology Ltd., Class A	350,771	477,279
	Goldlion Holdings Ltd.	1,458,866	252,682
	Goldpac Group Ltd.	2,076,000	428,695
#*	GOME Retail Holdings Ltd.	73,215,660	2,704,817
*	Goodbaby International Holdings Ltd.	1,236,000	144,925
*	Gosuncn Technology Group Co. Ltd., Class A	688,950	397,765
	Gotion High-tech Co. Ltd., Class A	102,700	597,131
*	Grand Baoxin Auto Group Ltd.	7,576,864	493,219
*	Grand Industrial Holding Group Co. Ltd.	58,900	97,795
	Grand Pharmaceutical Group Ltd., Class L	9,737,500	5,395,441
	Grandblue Environment Co. Ltd., Class A	198,427	618,971
*	Grandjoy Holdings Group Co. Ltd., Class A	1,580,701	842,886
	Great Wall Motor Co. Ltd., Class H	5,984,250	9,486,919
*	Greattown Holdings Ltd., Class A	1,709,152	832,396
	Greatview Aseptic Packaging Co. Ltd.	7,606,000	1,431,964
	Gree Electric Appliances, Inc. of Zhuhai, Class A	697,053	3,445,247
*	Gree Real Estate Co. Ltd., Class A	908,157	805,764
	Greenland Holdings Corp. Ltd., Class A	1,901,583	1,002,503
#	Greenland Hong Kong Holdings Ltd.	9,371,275	1,086,721
	Greentown China Holdings Ltd.	8,478,000	16,758,125
Ω	Greentown Management Holdings Co. Ltd.	2,787,000	2,318,338
	Greentown Service Group Co. Ltd.	9,754,000	8,730,377
	GRG Banking Equipment Co. Ltd., Class A	950,796	1,298,966
	Guangdong Advertising Group Co. Ltd., Class A	470,100	331,304
	Guangdong Aofei Data Technology Co. Ltd., Class A	252,720	392,828
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	785,111	588,266
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	624,330	1,105,104
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	645,300	489,775

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Dongpeng Holdings Co. Ltd.	271,700	$327,305
	Guangdong Dowstone Technology Co., Ltd., Class A	280,832	926,405
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	506,516	524,432
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	215,364	725,063
	Guangdong Haid Group Co. Ltd., Class A	135,218	1,319,384
*	Guangdong HEC Technology Holding Co. Ltd., Class A	1,480,445	2,543,211
	Guangdong Hongda Holdings Group Co. Ltd., Class A	308,200	1,382,618
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	813,473	598,265
	Guangdong Huiyun Tianium Industry Co. Ltd., Class A	43,700	85,100
	Guangdong Hybribio Biotech Co. Ltd., Class A	295,650	902,489
	Guangdong Investment Ltd.	9,984,000	9,725,668
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	66,100	790,241
	Guangdong Land Holdings Ltd.	2,543,361	284,302
	Guangdong Provincial Expressway Development Co. Ltd., Class A	278,400	315,703
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	425,882	523,888
	Guangdong Shirongzhaoye Co. Ltd., Class A	50,515	53,595
	Guangdong Sirio Pharma Co. Ltd., Class A	23,550	102,855
	Guangdong South New Media Co. Ltd., Class A	112,979	579,254
	Guangdong Tapai Group Co. Ltd., Class A	841,995	1,031,878
	Guangdong Topstar Technology Co. Ltd., Class A	7,400	17,224
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	571,900	1,934,815
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	366,504	846,761
	Guanghui Energy Co. Ltd., Class A	3,166,314	4,585,381
*	Guangshen Railway Co. Ltd., Class H	11,070,700	1,874,841
	Guangxi Guiguan Electric Power Co. Ltd., Class A	32,500	30,241
	Guangxi Liugong Machinery Co. Ltd., Class A	707,563	676,032
	Guangxi LiuYao Group Co. Ltd., Class A	150,400	373,361
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,736,914	733,147
	Guangzhou Automobile Group Co. Ltd., Class H	5,983,690	5,616,602
	Guangzhou Baiyun International Airport Co. Ltd., Class A	766,426	1,472,900
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,408,000	3,719,560
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	2,500	27,786
	Guangzhou GRG Metrology & Test Co. Ltd., Class A	258,400	917,717
	Guangzhou Haige Communications Group, Inc. Co., Class A	946,900	1,258,538
	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	25,100	32,450
	Guangzhou Jet Biofiltration Co., Ltd., Class A	1,657	10,487
	Guangzhou KDT Machinery Co. Ltd., Class A	109,480	257,230
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	86,800	897,189
	Guangzhou Restaurant Group Co. Ltd., Class A	313,087	1,066,996
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	37,579	128,426
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	119,924	1,211,752
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	361,260	2,813,630
	Guangzhou Wondfo Biotech Co. Ltd., Class A	156,031	868,236
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	756,337	719,615
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	225,000	260,622
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	89,382	174,913
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	432,200	494,641
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	394,700	641,309
	Guizhou Gas Group Corp. Ltd., Class A	454,600	556,678
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	954,829	1,200,984
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	718,500	580,014
	Guocheng Mining Co. Ltd., Class A	44,700	125,949
#	Guolian Securities Co. Ltd., Class H	758,000	415,657
	Guomai Technologies, Inc., Class A	527,954	454,557
	Guosen Securities Co. Ltd., Class A	873,697	1,195,768
*	Guosheng Financial Holding, Inc., Class A	613,276	759,424
#Ω	Guotai Junan Securities Co. Ltd., Class H	1,011,800	1,202,752
	Guoyuan Securities Co. Ltd., Class A	1,022,145	982,048
#*Ω	Haichang Ocean Park Holdings Ltd.	4,757,000	4,853,816

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Haier Smart Home Co. Ltd., Class A	914,762	$3,370,606
	Haier Smart Home Co. Ltd., Class H	10,805,199	34,582,128
*	Hailiang Education Group, Inc., ADR	18,179	239,599
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	117,824	348,451
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	314,600	611,703
	Hainan Haide Capital Management Co. Ltd., Class A	577,165	1,309,414
*	Hainan Meilan International Airport Co. Ltd., Class H	1,661,000	4,074,871
	Hainan Poly Pharm Co. Ltd., Class A	196,196	835,904
*	Hainan Ruize New Building Material Co. Ltd., Class A	510,800	245,052
	Hainan Strait Shipping Co. Ltd., Class A	276,150	212,845
	Haitian International Holdings Ltd.	5,949,000	14,236,676
	Haitong Securities Co. Ltd., Class H	7,793,600	5,219,769
#Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	1,906,000	196,470
*	Hand Enterprise Solutions Co. Ltd., Class A	407,609	532,358
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	308,200	886,900
	Hangcha Group Co. Ltd., Class A	422,229	935,427
	Hangjin Technology Co. Ltd., Class A	222,600	1,043,615
	Hangxiao Steel Structure Co. Ltd., Class A	1,062,320	958,808
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	1,832,599	2,594,145
*	Hangzhou Century Co. Ltd., Class A	391,600	298,562
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	37,400	280,301
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	141,800	419,473
	Hangzhou First Applied Material Co. Ltd., Class A	173,728	1,804,428
	Hangzhou Haoyue Personal Care Co., Ltd., Class A	22,000	134,047
	Hangzhou Lion Electronics Co. Ltd., Class A	51,320	433,712
	Hangzhou Onechance Tech Corp., Class A	32,700	143,591
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	409,357	2,345,994
	Hangzhou Robam Appliances Co. Ltd., Class A	173,645	730,055
	Hangzhou Silan Microelectronics Co. Ltd., Class A	231,900	1,436,689
	Hangzhou Tigermed Consulting Co. Ltd., Class A	32,500	492,889
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	241,300	2,506,279
	Hangzhou Zhongheng Electric Co. Ltd., Class A	141,500	175,092
	Han's Laser Technology Industry Group Co. Ltd., Class A	383,061	1,809,251
Ω	Hansoh Pharmaceutical Group Co. Ltd.	1,368,000	2,666,359
	Haohua Chemical Science & Technology Co. Ltd., Class A	66,300	430,953
*Ω	Harbin Bank Co. Ltd., Class H	663,000	51,530
	Harbin Boshi Automation Co. Ltd., Class A	403,156	760,711
*	Harbin Electric Co. Ltd., Class H	4,808,587	1,391,288
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	878,309	330,064
††	Harmonicare Medical Holdings Ltd.	898,000	43,757
	HBIS Resources Co. Ltd., Class A	454,300	856,670
*	HC Group, Inc.	2,795,000	156,650
	Health & Happiness H&H International Holdings Ltd.	2,388,000	2,871,610
	Healthcare Co., Ltd., Class A	73,300	133,754
	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	214,120
*	Hebei Construction Group Corp. Ltd., Class H	215,500	27,481
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	250,200	965,322
	Hefei Meiya Optoelectronic Technology, Inc., Class A	242,710	785,043
	Hefei Urban Construction Development Co. Ltd., Class A	324,209	370,538
	Heilongjiang Agriculture Co. Ltd., Class A	514,500	1,072,787
#	Hello Group, Inc., Sponsored ADR	1,497,770	6,710,010
	Henan Jindan Lactic Acid Technology Co. Ltd., Class A	6,200	28,078
	Henan Jinma Energy Co. Ltd., Class H	496,000	213,995
	Henan Lingrui Pharmaceutical Co., Class A	313,700	547,739
	Henan Pinggao Electric Co. Ltd., Class A	557,900	711,961
*	Henan Senyuan Electric Co. Ltd., Class A	82,000	40,252
	Henan Shenhuo Coal & Power Co. Ltd., Class A	774,392	1,655,545
	Henan Shuanghui Investment & Development Co. Ltd., Class A	826,843	3,295,828
	Henan Thinker Automatic Equipment Co. Ltd., Class A	228,900	454,755

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Henan Yicheng New Energy Co. Ltd., Class A	567,800	$537,663
	Henan Yuguang Gold & Lead Co. Ltd., Class A	499,900	399,481
*	Henan Yuneng Holdings Co., Ltd., Class A	134,699	126,263
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	463,567
	Henderson Investment Ltd.	811,000	34,073
	Hengan International Group Co. Ltd.	6,354,122	30,755,312
*	Hengdeli Holdings Ltd.	14,196,800	462,726
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	349,330	1,281,762
	Hengli Petrochemical Co. Ltd., Class A	1,791,883	5,376,556
	Hengtong Optic-electric Co. Ltd., Class A	980,049	2,280,091
	Hengyi Petrochemical Co. Ltd., Class A	1,494,644	2,077,796
	Hesteel Co. Ltd., Class A	4,520,900	1,875,738
	Hexing Electrical Co. Ltd., Class A	238,650	577,648
*	Hi Sun Technology China Ltd.	9,516,000	1,123,866
*	Hilong Holding Ltd.	12,037,000	1,179,561
	Hisense Home Appliances Group Co. Ltd., Class H	3,291,000	3,800,158
	Hithink RoyalFlush Information Network Co. Ltd., Class A	147,908	1,893,672
*	Holitech Technology Co. Ltd., Class A	1,403,500	613,259
*	Homeland Interactive Technology Ltd.	418,000	83,731
*	Hongda Xingye Co. Ltd., Class A	1,752,121	956,773
	Hongfa Technology Co. Ltd., Class A	288,836	1,762,846
*	Honghua Group Ltd.	18,594,000	567,866
*	Hongli Zhihui Group Co. Ltd., Class A	264,500	344,809
	Hongta Securities Co. Ltd., Class A	210,080	275,505
*††Ω	Honworld Group Ltd.	750,000	54,994
Ω	Hope Education Group Co. Ltd.	35,486,000	2,986,088
#	Hopefluent Group Holdings Ltd.	204,000	29,310
#	Hopson Development Holdings Ltd.	7,934,299	10,486,744
††	Hua Han Health Industry Holdings Ltd.	17,460,041	125,225
#*Ω	Hua Hong Semiconductor Ltd.	4,578,000	13,712,005
	Huaan Securities Co. Ltd., Class A	2,070,640	1,333,674
	Huadian Power International Corp. Ltd., Class H	11,088,000	3,838,359
	Huadong Medicine Co. Ltd., Class A	235,132	1,573,469
	Huafa Industrial Co. Ltd. Zhuhai, Class A	1,577,205	1,820,304
	Huafon Chemical Co. Ltd., Class A	1,759,491	1,988,044
*	Huafon Microfibre Shanghai Technology Co. Ltd.	808,365	478,341
	Huafu Fashion Co. Ltd., Class A	1,130,850	617,055
	Huagong Tech Co. Ltd., Class A	83,100	272,831
	Huaibei Mining Holdings Co. Ltd., Class A	803,000	1,554,009
	Hualan Biological Engineering, Inc., Class A	320,060	952,273
*	Huaneng Power International, Inc., Class H	16,922,000	8,090,602
#*	Huanxi Media Group Ltd.	2,260,000	362,600
	Huapont Life Sciences Co. Ltd., Class A	770,523	675,969
Ω	Huatai Securities Co. Ltd., Class H	3,859,400	5,090,977
*	Huawen Media Group, Class A	875,755	317,637
	Huaxi Holdings Co. Ltd.	610,000	101,062
	Huaxi Securities Co. Ltd., Class A	593,500	656,077
	Huaxia Bank Co. Ltd., Class A	2,003,788	1,523,896
	Huaxin Cement Co. Ltd., Class A	667,224	1,779,233
	Huayu Automotive Systems Co. Ltd., Class A	829,231	2,700,777
#	Huazhong In-Vehicle Holdings Co. Ltd.	3,934,000	1,303,774
#	Huazhu Group Ltd., ADR	533,165	20,446,878
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,468,237	731,675
	Hubei Energy Group Co. Ltd., Class A	904,500	669,815
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	124,800	895,671
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	436,005	1,570,238
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	2,438,639
#	Huijing Holdings Co. Ltd.	248,000	7,872
	Huisen Household International Group Ltd.	478,000	38,308

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huishang Bank Corp. Ltd., Class H	2,676,400	$861,004
	Huizhou Desay Sv Automotive Co. Ltd., Class A	50,016	1,453,183
	Humanwell Healthcare Group Co. Ltd., Class A	42,800	111,651
	Hunan Aihua Group Co. Ltd., Class A	204,622	783,897
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	437,300	223,772
*	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	617,000	423,082
	Hunan Gold Corp. Ltd., Class A	467,804	857,185
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	317,500	239,071
	Hunan Valin Steel Co. Ltd., Class A	2,175,000	1,470,177
	Hunan Zhongke Electric Co. Ltd., Class A	34,100	146,138
	Hundsun Technologies, Inc., Class A	210,558	1,329,117
#*	HUYA, Inc., ADR	337,962	1,115,275
#Ω	Hygeia Healthcare Holdings Co. Ltd.	1,145,600	6,587,797
*	Hytera Communications Corp. Ltd., Class A	964,002	760,571
*	HyUnion Holding Co. Ltd., Class A	724,900	810,667
*	IAT Automobile Technology Co. Ltd., Class A	90,900	207,493
*	IBO Technology Co. Ltd.	400,000	123,223
*Ω	iDreamSky Technology Holdings Ltd.	2,497,600	1,516,868
	Iflytek Co. Ltd., Class A	308,603	1,929,343
	IKD Co. Ltd., Class A	372,733	1,085,905
Ω	IMAX China Holding, Inc.	950,700	849,409
	Industrial & Commercial Bank of China Ltd., Class H	219,567,725	116,082,739
	Industrial Bank Co. Ltd., Class A	2,917,880	7,708,182
	Industrial Securities Co. Ltd., Class A	1,776,025	1,706,122
	Infore Environment Technology Group Co. Ltd., Class A	952,101	720,380
#*Ω	Ingdan, Inc.	3,976,000	1,103,578
	Ingenic Semiconductor Co. Ltd., Class A	33,900	449,145
#*	Inke Ltd.	1,065,000	164,004
	Inmyshow Digital Technology Group Co. Ltd., Class A	530,800	617,297
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,794,100	2,282,982
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	937,012	1,857,294
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	430,040	1,165,798
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,678,576	1,810,284
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	464,699
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	517,900	583,701
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,149,400	6,114,874
	Inner Mongolia Yitai Coal Co. Ltd., Class H	736,500	991,588
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,457,300	1,979,020
	Inspur Electronic Information Industry Co. Ltd., Class A	189,000	682,257
*	Inspur International Ltd.	1,748,000	621,623
*	Inspur Software Co. Ltd., Class A	72,500	140,491
	Intco Medical Technology Co. Ltd., Class A	472,780	1,615,546
#*Ω	International Alliance Financial Leasing Co. Ltd.	1,947,000	1,002,482
#*	iQIYI, Inc., ADR	1,872,104	7,151,437
	IReader Technology Co. Ltd., Class A	216,355	499,620
*	IRICO Group New Energy Co. Ltd., Class H	51,800	64,646
	IVD Medical Holding Ltd.	584,000	171,172
	JA Solar Technology Co. Ltd., Class A	295,372	3,411,477
	Jack Technology Co. Ltd., Class A	36,300	115,386
	Jade Bird Fire Co. Ltd., Class A	51,200	231,333
	Jafron Biomedical Co. Ltd., Class A	149,867	985,991
	Jason Furniture Hangzhou Co. Ltd., Class A	130,657	896,758
	JCET Group Co. Ltd., Class A	716,506	2,688,200
#	JD.com, Inc., ADR	54,206	3,225,257
	JD.com, Inc., Class A	952,692	28,421,227
	Jenkem Technology Co. Ltd., Class A	10,950	370,544
*	JH Educational Technology, Inc.	542,000	260,249
*	Jiajiayue Group Co. Ltd., Class A	400,101	725,285

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangling Motors Corp. Ltd., Class A	188,125	$515,474
#*	Jiangnan Group Ltd.	16,139,000	463,020
	Jiangshan Oupai Door Industry Co. Ltd., Class A	21,400	129,857
	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	40,082	684,038
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	59,500	431,092
	Jiangsu Canlon Building Materials Co., Ltd., Class A	36,900	81,898
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	1,020,800	1,171,376
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,900	125,713
	Jiangsu Eastern Shenghong Co. Ltd., Class A	988,616	2,899,599
*	Jiangsu Etern Co. Ltd., Class A	42,500	24,305
	Jiangsu Expressway Co. Ltd., Class H	6,080,000	5,305,789
	Jiangsu GoodWe Power Supply Technology Co. Ltd., Class A	3,300	168,551
	Jiangsu Guomao Reducer Co. Ltd., Class A	231,420	751,383
	Jiangsu Guotai International Group Co. Ltd., Class A	803,205	1,165,719
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	356,998	2,764,019
	Jiangsu Hengrui Medicine Co. Ltd., Class A	176,434	925,460
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	286,976	477,636
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	265,700	835,523
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,652,200	1,198,741
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	44,500	149,854
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	243,580	509,444
	Jiangsu King's Luck Brewery JSC Ltd., Class A	270,001	1,755,601
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	575,000	487,590
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	93,367	596,174
	Jiangsu Linyang Energy Co. Ltd., Class A	886,900	1,266,878
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	486,600	984,899
	Jiangsu Provincial Agricultural Reclamation & Development Corp	682,900	1,338,398
	Jiangsu Shagang Co. Ltd., Class A	1,531,232	1,030,964
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	780,900	3,217,895
	Jiangsu Sidike New Material Science & Technology Co. Ltd.,Class A	65,560	272,714
	Jiangsu Sopo Chemical Co., Class A	483,716	767,247
	Jiangsu ToLand Alloy Co. Ltd., Class A	2,500	17,236
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	292,758	7,186,476
	Jiangsu Yangnong Chemical Co. Ltd., Class A	90,300	1,542,582
	Jiangsu Yoke Technology Co. Ltd., Class A	32,100	242,261
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	377,274	1,509,936
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	1,650,271	1,325,880
*	Jiangsu Zhongtian Technology Co. Ltd., Class A	429,888	1,471,498
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,341,800	562,022
	Jiangxi Copper Co. Ltd., Class H	6,298,000	7,715,060
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	196,600	326,382
	Jiangxi Wannianqing Cement Co. Ltd., Class A	549,948	840,288
	Jiangzhong Pharmaceutical Co. Ltd., Class A	322,200	720,429
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	603,800	569,395
*	Jiayin Group, Inc., ADR	13,813	31,494
	Jiayou International Logistics Co. Ltd., Class A	132,365	374,529
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	261,006	560,584
*	Jilin Electric Power Co. Ltd., Class A	439,900	477,916
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	96,778
#	Jinchuan Group International Resources Co. Ltd.	22,388,000	2,398,684
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	1,536,032
	Jingjin Equipment, Inc., Class A	84,740	418,012
*	Jingrui Holdings Ltd.	2,527,000	189,930
	Jinhui Liquor Co. Ltd., Class A	144,100	641,204
#*	JinkoSolar Holding Co. Ltd., ADR	349,940	23,208,021
*	Jinlei Technology Co. Ltd., Class A	91,000	663,365
*	Jinmao Property Services Co. Ltd.	345,664	177,737
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	350,600	710,433
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	438,600	258,847

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinneng Science&Technology Co. Ltd., Class A	522,659	$757,548
	Jinyu Bio-Technology Co. Ltd., Class A	229,420	285,956
	Jinyuan EP Co. Ltd., Class A	356,500	906,780
	JiuGui Liquor Co. Ltd., Class A	53,900	1,181,024
#Ω	Jiumaojiu International Holdings Ltd.	4,354,000	9,473,783
	Jiuzhitang Co. Ltd., Class A	434,300	575,846
	Jizhong Energy Resources Co. Ltd., Class A	1,534,400	1,532,852
	JL Mag Rare-Earth Co. Ltd., Class A	211,767	1,458,066
	JNBY Design Ltd.	1,918,500	1,786,841
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	712,349	1,167,101
	Joinn Laboratories China Co. Ltd., Class A	23,823	391,885
*	Jointo Energy Investment Co. Ltd. Hebei, Class A	335,100	250,997
	Jointown Pharmaceutical Group Co. Ltd., Class A	728,750	1,227,085
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	248,278	1,280,320
*	Joy City Property Ltd.	20,088,000	714,581
*	Joy Spreader Group, Inc.	2,878,000	923,460
	Joyoung Co. Ltd., Class A	358,234	935,284
#	JOYY, Inc., ADR	361,463	9,358,277
Ω	JS Global Lifestyle Co. Ltd.	4,181,500	5,027,556
	JSTI Group, Class A	602,700	591,525
	Ju Teng International Holdings Ltd.	6,558,090	1,187,937
	Juewei Food Co. Ltd., Class A	136,999	1,063,970
*	Juneyao Airlines Co. Ltd., Class A	616,800	1,364,990
	Jutal Offshore Oil Services Ltd.	592,000	39,301
*	Kaiser China Cultural Co. Ltd., Class A	376,560	306,878
*	Kaishan Group Co. Ltd., Class A	299,000	680,689
*Ω	Kangda International Environmental Co. Ltd.	3,087,000	247,617
	Kangji Medical Holdings Ltd.	266,000	223,366
#*	Kasen International Holdings Ltd.	4,450,000	268,821
	KBC Corp. Ltd., Class A	17,091	909,643
	Keboda Technology Co. Ltd., Class A	3,200	33,987
	Keeson Technology Corp. Ltd., Class A	127,232	243,086
	Kehua Data Co. Ltd., Class A	243,560	1,419,840
	Keshun Waterproof Technologies Co. Ltd., Class A	673,200	1,067,526
#	Kinetic Development Group Ltd.	5,496,000	406,217
	Kingboard Holdings Ltd.	7,406,166	21,668,266
	Kingboard Laminates Holdings Ltd.	9,958,484	9,126,780
	KingClean Electric Co. Ltd., Class A	180,175	828,013
*	Kingdee International Software Group Co. Ltd.	547,600	1,182,335
	Kingfa Sci & Tech Co. Ltd., Class A	914,590	1,370,754
*	Kingsoft Cloud Holdings Ltd., ADR	44,220	145,042
	Kingsoft Corp. Ltd.	5,596,000	18,684,814
*	Ko Yo Chemical Group Ltd.	1,440,000	46,794
	Konfoong Materials International Co. Ltd., Class A	70,659	778,780
*	Kong Sun Holdings Ltd.	575,000	2,991
	Konka Group Co. Ltd., Class A	662,400	523,295
	KPC Pharmaceuticals, Inc., Class A	418,896	720,491
*	Kuang-Chi Technologies Co. Ltd., Class A	386,400	1,033,144
*	Kuke Music Holding Ltd., ADR	13,122	19,814
	Kunlun Energy Co. Ltd.	27,992,000	20,606,789
	Kunlun Tech Co. Ltd., Class A	308,593	657,969
	Kunming Yunnei Power Co. Ltd., Class A	614,500	288,538
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	257,306	299,635
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	213,782	540,577
	Kweichow Moutai Co. Ltd., Class A	204,274	57,554,442
	KWG Group Holdings Ltd.	10,951,644	2,218,790
	KWG Living Group Holdings Ltd.	8,727,072	1,780,085
*	Lakala Payment Co. Ltd., Class A	548,390	1,449,689
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	306,300	284,897

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lao Feng Xiang Co. Ltd., Class A	120,380	$681,342
	Laobaixing Pharmacy Chain JSC, Class A	260,201	1,283,813
*	Launch Tech Co. Ltd., Class H	82,000	31,058
	LB Group Co. Ltd., Class A	739,585	2,237,084
#	Lee & Man Chemical Co. Ltd.	1,805,339	1,590,248
	Lee & Man Paper Manufacturing Ltd.	12,937,200	4,925,260
	Lee's Pharmaceutical Holdings Ltd.	2,443,000	600,506
Ω	Legend Holdings Corp., Class H	4,002,200	4,586,118
	Lenovo Group Ltd.	56,748,000	55,033,914
	Lens Technology Co. Ltd., Class A	956,928	1,550,840
*	Leo Group Co. Ltd., Class A	5,426,400	1,566,848
	Lepu Medical Technology Beijing Co. Ltd., Class A	555,910	1,479,929
	Levima Advanced Materials Corp., Class A	88,800	636,614
*	LexinFintech Holdings Ltd., ADR	957,229	1,799,591
	Leyard Optoelectronic Co. Ltd., Class A	1,072,550	1,027,106
*	Li Auto, Inc., ADR	301,851	9,912,787
	Li Ning Co. Ltd.	7,614,083	61,762,632
	LianChuang Electronic Technology Co., Ltd., Class A	54,500	143,159
	Lianhe Chemical Technology Co. Ltd., Class A	404,740	1,128,045
	Liao Ning Oxiranchem, Inc.,Class A	282,800	457,600
	Liaoning Cheng Da Co. Ltd., Class A	399,572	820,403
	Liaoning Port Co. Ltd., Class H	1,274,000	120,152
	Lier Chemical Co. Ltd., Class A	463,300	1,545,329
*	Lifestyle China Group Ltd.	2,141,500	215,894
*	Lifetech Scientific Corp.	19,538,000	6,635,968
*	Lingbao Gold Group Co. Ltd., Class H	102,000	11,813
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	968,403	409,941
*	Lingyi iTech Guangdong Co., Class A	2,097,500	1,603,188
#*††	Link Motion, Inc., Sponsored ADR	206,737	0
	Liuzhou Iron & Steel Co. Ltd., Class A	127,500	72,161
	Livzon Pharmaceutical Group, Inc., Class H	1,257,417	3,748,592
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	293,340	1,687,448
	LK Technology Holdings Ltd.	977,500	1,707,739
#	Logan Group Co. Ltd.	11,933,000	3,313,920
	Loncin Motor Co. Ltd., Class A	1,113,988	854,667
	Long Yuan Construction Group Co. Ltd., Class A	969,002	1,085,334
Ω	Longfor Group Holdings Ltd.	8,551,500	28,573,699
	Longhua Technology Group Luoyang Co. Ltd., Class A	370,831	536,374
	LONGi Green Energy Technology Co. Ltd., Class A	850,570	7,793,175
	Longshine Technology Group Co. Ltd., Class A	316,951	1,448,609
	Lonking Holdings Ltd.	22,934,000	4,549,126
	Luenmei Quantum Co. Ltd., Class A	657,100	726,701
	Luolai Lifestyle Technology Co. Ltd., Class A	462,089	748,883
*	Luoniushan Co. Ltd., Class A	533,400	532,938
	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	89,217	97,348
#*	Luoyang Glass Co. Ltd., Class H	1,222,000	2,103,071
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	47,090	675,027
	Lushang Health Industry Development Co. Ltd., Class A	344,700	486,154
	Luxi Chemical Group Co. Ltd., Class A	943,200	1,974,294
	Luxshare Precision Industry Co. Ltd., Class A	1,335,449	6,735,665
*Ω	Luye Pharma Group Ltd.	15,097,000	4,528,490
	Luzhou Laojiao Co. Ltd., Class A	249,176	8,226,438
#*	LVGEM China Real Estate Investment Co. Ltd.	1,752,000	223,418
*	Lvji Technology Holdings, Inc.	310,000	19,491
	Maanshan Iron & Steel Co. Ltd., Class H	12,088,177	3,245,818
	Maccura Biotechnology Co. Ltd., Class A	345,673	981,083
*	Macrolink Culturaltainment Development Co. Ltd., Class A	970,300	347,584
	Mango Excellent Media Co. Ltd., Class A	385,097	1,796,962
*Ω	Maoyan Entertainment	1,637,000	1,485,836

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Maoye International Holdings Ltd.	2,174,000	$63,699
*	Markor International Home Furnishings Co. Ltd., Class A	787,921	348,971
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	196,000	627,745
*	Meilleure Health International Industry Group Ltd.	420,000	16,024
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	938,500	706,100
#*Ω	Meitu, Inc.	10,808,500	1,147,039
*Ω	Meituan, Class B	1,029,700	23,099,619
	Metallurgical Corp. of China Ltd., Class H	10,765,000	2,250,907
	M-Grass Ecology & Environment Group Co. Ltd., Class A	280,886	166,519
*	Mianyang Fulin Precision Co. Ltd., Class A	189,900	584,300
	Midea Group Co. Ltd., Class A	1,915,651	15,657,099
Ω	Midea Real Estate Holding Ltd.	1,638,200	1,946,906
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	10,600	231,261
	Min Xin Holdings Ltd.	742,000	320,918
	Ming Yang Smart Energy Group Ltd., Class A	467,916	2,083,624
*	Mingfa Group International Co. Ltd.	4,101,000	189,771
	Minmetals Land Ltd.	9,937,644	859,932
Ω	Minsheng Education Group Co. Ltd.	1,854,000	151,708
	Minth Group Ltd.	6,783,000	18,132,573
	MLS Co. Ltd., Class A	921,000	1,330,497
*	MMG Ltd.	33,085,999	9,786,904
	Monalisa Group Co. Ltd., Class A	137,400	265,155
	Montage Technology Co. Ltd., Class A	98,057	834,546
*	Montnets Cloud Technology Group Co. Ltd., Class A	160,000	319,848
	Muyuan Foods Co. Ltd., Class A	234,451	2,079,663
*	Myhome Real Estate Development Group Co. Ltd., Class A	1,862,000	440,073
	MYS Group Co. Ltd., Class A	681,600	356,478
*††	Nan Hai Corp. Ltd.	35,000,000	117,263
	NanJi E-Commerce Co. Ltd., Class A	874,050	650,100
	Nanjing Hanrui Cobalt Co. Ltd., Class A	110,700	885,311
	Nanjing Iron & Steel Co. Ltd., Class A	2,527,900	1,146,183
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	360,928	1,002,101
*	Nanjing Sample Technology Co. Ltd., Class H	89,000	47,931
	Nanjing Securities Co. Ltd., Class A	1,266,860	1,503,630
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	681,048	1,021,787
	Nanjing Yunhai Special Metals Co. Ltd., Class A	308,417	1,238,630
	Nantong Jianghai Capacitor Co. Ltd., Class A	48,300	195,048
	NARI Technology Co. Ltd., Class A	773,955	3,358,320
	Natural Food International Holding Ltd., Class H	96,000	6,974
	NAURA Technology Group Co. Ltd., Class A	25,500	963,429
	NavInfo Co. Ltd., Class A	399,600	829,784
	NetDragon Websoft Holdings Ltd.	2,242,000	4,479,249
#	NetEase, Inc., ADR	596,434	55,456,433
	NetEase, Inc.	330,000	6,173,231
*Ω	New Century Healthcare Holding Co. Ltd.	58,000	6,752
	New China Life Insurance Co. Ltd., Class H	4,184,400	9,971,537
	New Hope Dairy Co. Ltd., Class A	59,400	98,799
*	New Hope Liuhe Co. Ltd., Class A	491,632	1,162,744
*	New Sparkle Roll International Group Ltd.	2,384,000	33,725
*	New World Department Store China Ltd.	3,072,538	425,678
*	Newborn Town, Inc.	884,000	258,487
	Newland Digital Technology Co. Ltd., Class A	521,789	1,181,589
#	Nexteer Automotive Group Ltd.	9,398,000	7,551,189
	Nine Dragons Paper Holdings Ltd.	18,794,000	15,500,232
	Ninestar Corp., Class A	117,128	873,705
	Ningbo Construction Co. Ltd., Class A	191,900	146,276
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	65,300	225,798
	Ningbo Huaxiang Electronic Co. Ltd., Class A	481,400	1,224,738
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	288,050	676,456

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Ningbo Joyson Electronic Corp., Class A	876,231	$2,812,282
	Ningbo Orient Wires & Cables Co. Ltd., Class A	145,657	1,730,208
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	20,276	419,418
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	682,178	1,266,736
	Ningbo Tuopu Group Co. Ltd., Class A	151,318	2,080,482
	Ningbo Xusheng Auto Technology Co. Ltd., Class A	45,100	290,463
	Ningbo Yunsheng Co. Ltd., Class A	97,900	208,207
	Ningbo Zhoushan Port Co. Ltd., Class A	1,858,270	1,079,605
	Ningxia Baofeng Energy Group Co. Ltd., Class A	595,300	1,190,652
	Ningxia Jiaze New Energy Co. Ltd., Class A	475,100	333,645
*	NIO, Inc., ADR	822,681	16,231,496
*	Niu Technologies, Sponsored ADR	178,192	1,154,684
*	Noah Holdings Ltd., Sponsored ADR	93,308	1,623,559
	Norinco International Cooperation Ltd., Class A	252,330	287,102
	North Huajin Chemical Industries Co. Ltd., Class A	890,712	775,474
	North Industries Group Red Arrow Co. Ltd., Class A	180,118	878,215
	Northeast Pharmaceutical Group Co. Ltd., Class A	651,762	515,672
	Northeast Securities Co. Ltd., Class A	1,436,827	1,482,110
	Northking Information Technology Co. Ltd., Class A	18,360	54,671
	NSFOCUS Technologies Group Co. Ltd., Class A	333,070	502,329
#*	NVC International Holdings Ltd.	7,046,000	111,418
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	241,300	510,737
*	Oceanwide Holdings Co. Ltd., Class A	1,968,944	412,442
	Offshore Oil Engineering Co. Ltd., Class A	904,722	567,777
*	OFILM Group Co. Ltd., Class A	778,402	700,095
	Olympic Circuit Technology Co. Ltd., Class C	232,380	606,825
	Oppein Home Group, Inc., Class A	73,590	1,315,912
	Opple Lighting Co. Ltd., Class A	214,731	530,577
	ORG Technology Co. Ltd., Class A	1,849,800	1,390,112
*	Orient Group, Inc., Class A	1,653,300	705,008
Ω	Orient Securities Co. Ltd., Class H	2,560,400	1,228,349
	Oriental Energy Co. Ltd., Class A	405,710	503,053
	Oriental Pearl Group Co. Ltd., Class A	1,424,241	1,454,856
*	Ourpalm Co. Ltd., Class A	1,445,000	692,337
	Ovctek China, Inc., Class A	129,640	919,534
*	Overseas Chinese Town Asia Holdings Ltd.	1,481,817	183,975
#	Pacific Online Ltd.	2,485,195	339,287
*	Pacific Securities Co. Ltd., Class A	3,758,800	1,564,060
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,788,731	3,069,632
	PAX Global Technology Ltd.	6,465,000	6,048,748
	PCI Technology Group Co. Ltd., Class A	814,140	773,243
*Ω	Peijia Medical Ltd.	332,000	259,506
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,903,670	1,041,709
	People.cn Co. Ltd., Class A	173,700	275,314
	People's Insurance Co. Group of China Ltd. , Class H	22,661,000	6,784,853
#	Perennial Energy Holdings Ltd.	250,000	59,367
	Perfect World Co. Ltd., Class A	342,300	757,347
	PetroChina Co. Ltd., ADR	81,846	3,818,934
	PetroChina Co. Ltd., Class H	141,510,000	66,079,432
Ω	Pharmaron Beijing Co. Ltd., Class H	517,300	4,208,526
	PhiChem Corp., Class A	255,605	802,176
*	Phoenix Media Investment Holdings Ltd.	5,412,000	254,502
	PICC Property & Casualty Co. Ltd., Class H	25,913,398	26,599,884
#*	Pinduoduo, Inc., ADR	118,888	5,826,701
	Ping An Bank Co. Ltd., Class A	3,418,701	6,445,870
#*Ω	Ping An Healthcare & Technology Co. Ltd.	1,846,800	4,823,462
	Ping An Insurance Group Co. of China Ltd., Class H	30,102,500	176,913,553
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	2,068,500	3,675,259
*	PNC Process Systems Co. Ltd., Class A	148,500	841,439

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Polaris Bay Group Co. Ltd., Class A	1,006,000	$1,201,129
	Poly Developments & Holdings Group Co. Ltd., Class A	1,687,405	4,173,621
	Poly Property Group Co. Ltd.	24,492,987	5,249,619
#	Poly Property Services Co. Ltd., Class H	865,600	5,006,726
#Ω	Postal Savings Bank of China Co. Ltd., Class H	26,195,000	17,331,247
	Pou Sheng International Holdings Ltd.	15,730,609	1,722,784
	Power Construction Corp. of China Ltd., Class A	2,437,800	2,626,883
	Powerlong Commercial Management Holdings Ltd.	73,000	38,238
	Powerlong Real Estate Holdings Ltd.	8,146,715	1,090,696
#	Prinx Chengshan Holding Ltd.	463,000	420,444
	Proya Cosmetics Co. Ltd., Class A	84,560	2,213,395
#	Pujiang International Group Ltd.	336,000	127,645
*	PW Medtech Group Ltd.	4,044,000	401,885
*	Q Technology Group Co. Ltd.	4,636,000	2,660,948
*Ω	Qeeka Home Cayman, Inc.	84,500	5,071
	Qianhe Condiment & Food Co. Ltd., Class A	202,130	469,124
	Qingdao East Steel Tower Stock Co. Ltd., Class A	355,075	553,591
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	208,401	463,815
	Qingdao Gon Technology Co. Ltd., Class A	138,200	527,207
	Qingdao Haier Biomedical Co. Ltd., Class A	23,212	239,746
	Qingdao Hanhe Cable Co. Ltd., Class A	1,618,452	1,088,701
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	100,000	479,831
#Ω	Qingdao Port International Co. Ltd., Class H	2,041,000	968,201
	Qingdao Rural Commercial Bank Corp., Class A	2,004,067	923,356
	Qingdao Sentury Tire Co. Ltd., Class A	61,600	337,263
	Qingdao TGOOD Electric Co. Ltd., Class A	154,800	437,518
	Qingdao Topscomm Communication, Inc., Class A	190,760	252,229
	Qingling Motors Co. Ltd., Class H	5,354,000	838,203
	Qinhuangdao Port Co. Ltd., Class H	4,196,500	608,397
*	Qudian, Inc., Sponsored ADR	186,441	210,678
	Quectel Wireless Solutions Co. Ltd., Class A	25,096	585,319
#	Radiance Holdings Group Co. Ltd.	1,473,000	797,670
	Rainbow Digital Commercial Co. Ltd., Class A	781,886	701,659
*	Raisecom Technology Co. Ltd., Class A	44,600	52,992
*	Rastar Group, Class A	155,600	71,310
	Raytron Technology Co. Ltd., Class A	52,944	298,857
	Realcan Pharmaceutical Group Co. Ltd., Class A	752,100	488,598
Ω	Red Star Macalline Group Corp. Ltd., Class H	2,475,314	942,231
#Ω	Redco Properties Group Ltd.	12,438,000	3,074,001
#*	Redsun Properties Group Ltd.	2,736,000	501,524
*Ω	Remegen Co. Ltd., Class H	220,500	1,262,281
	Renhe Pharmacy Co. Ltd., Class A	778,700	699,204
	Renrui Human Resources Technology Holdings Ltd.	112,300	79,438
	REXLot Holdings Ltd.	3,197,569	1,589
	Rianlon Corp., Class A	121,000	822,195
	Richinfo Technology Co. Ltd., Class A	11,000	20,956
*	Risen Energy Co. Ltd., Class A	335,384	1,758,733
*	RiseSun Real Estate Development Co. Ltd., Class A	2,194,200	912,930
	Riyue Heavy Industry Co. Ltd., Class A	115,425	430,031
	Road King Infrastructure Ltd.	2,161,000	1,257,603
	Rockchip Electronics Co. Ltd., Class A	41,400	581,657
	Rongan Property Co. Ltd., Class A	1,869,500	852,097
	Rongsheng Petrochemical Co. Ltd., Class A	2,577,778	5,477,500
*	Ronshine China Holdings Ltd.	1,946,500	255,101
	Ruida Futures Co. Ltd., Class A	108,051	270,760
	Runjian Co. Ltd., Class A	86,863	503,227
	Sai Micro Electronics, Inc., Class A	106,320	249,692
	SAIC Motor Corp. Ltd., Class A	1,057,955	2,548,201
	Sailun Group Co. Ltd., Class A	951,600	1,679,176

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sanan Optoelectronics Co. Ltd., Class A	617,400	$2,034,811
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	906,660	603,216
	Sangfor Technologies, Inc., Class A	19,772	283,308
	Sanquan Food Co. Ltd., Class A	605,930	1,526,791
	Sansteel Minguang Co. Ltd. Fujian, Class A	1,738,356	1,428,564
	Sansure Biotech, Inc., Class A	199,695	865,587
	Sany Heavy Equipment International Holdings Co. Ltd.	9,063,500	9,862,885
	Sany Heavy Industry Co. Ltd., Class A	1,128,041	2,854,793
	Satellite Chemical Co. Ltd., Class A	865,631	2,914,488
*	Saurer Intelligent Technology Co. Ltd., Class A	721,700	421,946
	SDIC Power Holdings Co. Ltd., Class A	1,170,516	1,796,176
	Sealand Securities Co. Ltd., Class A	1,346,700	694,647
*	Seazen Group Ltd.	21,909,047	7,508,284
*	Seazen Holdings Co. Ltd., Class A	662,581	2,059,138
*	Secoo Holding Ltd., ADR	31,941	8,250
	S-Enjoy Service Group Co. Ltd.	1,296,000	1,089,895
	SF Holding Co. Ltd., Class A	756,051	5,600,658
	SG Micro Corp., Class A	47,850	1,144,513
	SGIS Songshan Co. Ltd., Class A	1,687,881	856,942
	Shaanxi Coal Industry Co. Ltd., Class A	2,696,400	7,648,564
	Shaanxi Construction Machinery Co. Ltd., Class A	640,640	566,815
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	2,021,900	6,406,377
	Shandong Bohui Paper Industrial Co. Ltd., Class A	759,200	851,814
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	522,187	1,469,545
#*	Shandong Chenming Paper Holdings Ltd., Class H	4,452,033	1,568,576
	Shandong Dawn Polymer Co. Ltd., Class A	134,900	527,185
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	312,400	771,995
Ω	Shandong Gold Mining Co. Ltd., Class H	2,319,250	4,038,461
	Shandong Head Group Co. Ltd., Class A	19,600	107,227
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	288,241	947,962
	Shandong Hi-speed Co. Ltd., Class A	467,325	363,274
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	641,800	925,064
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	672,061	2,851,214
	Shandong Humon Smelting Co. Ltd., Class A	667,856	996,119
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	149,400	648,460
	Shandong Linglong Tyre Co. Ltd., Class A	421,982	1,801,926
*	Shandong Minhe Animal Husbandry Co. Ltd., Class A	123,700	301,548
#*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	1,414,800	528,011
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,116,280	1,622,406
	Shandong New Beiyang Information Technology Co. Ltd., Class A	250,000	292,868
	Shandong Pharmaceutical Glass Co. Ltd., Class A	307,900	1,199,270
	Shandong Publishing & Media Co. Ltd., Class A	532,600	471,658
	Shandong Shida Shenghua Chemical Group Co. Ltd., Class A	72,100	1,479,490
	Shandong Sun Paper Industry JSC Ltd., Class A	1,176,088	2,051,890
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	19,572,400	24,482,340
	Shandong Xiantan Co. Ltd., Class A	278,363	388,461
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,473,200	961,993
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	421,090	581,601
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	2,656,426	869,471
	Shanghai AJ Group Co. Ltd., Class A	1,335,335	1,163,250
	Shanghai AtHub Co. Ltd., Class A	166,940	648,204
	Shanghai Bailian Group Co. Ltd., Class A	353,200	605,269
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	261,447	1,049,635
	Shanghai Baolong Automotive Corp., Class A	41,200	426,785
	Shanghai Baosight Software Co. Ltd., Class A	291,187	1,740,489
	Shanghai Belling Co. Ltd., Class A	398,100	1,271,065
	Shanghai Bright Power Semiconductor Co. Ltd., Class A	32,035	610,146
	Shanghai Chinafortune Co. Ltd., Class A	436,931	796,465
	Shanghai Construction Group Co. Ltd., Class A	560,435	243,811

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	245,537	$583,396
*	Shanghai Electric Group Co. Ltd., Class H	9,170,000	2,294,950
*	Shanghai Electric Power Co. Ltd., Class A	366,206	526,559
	Shanghai Environment Group Co. Ltd., Class A	428,136	638,669
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	299,049	539,362
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,493,000	5,410,548
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	1,510,000	5,391,191
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,940,000	783,863
	Shanghai Fullhan Microelectronics Co., Ltd., Class A	25,100	269,690
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	83,860	259,942
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	250,548	906,754
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	97,000	412,832
	Shanghai Industrial Development Co. Ltd., Class A	1,374,031	726,259
	Shanghai Industrial Holdings Ltd.	3,836,000	5,424,184
	Shanghai Industrial Urban Development Group Ltd.	18,465,025	1,480,055
*	Shanghai International Airport Co. Ltd., Class A	125,200	959,523
	Shanghai International Port Group Co. Ltd., Class A	1,257,000	1,023,889
	Shanghai Jahwa United Co. Ltd., Class A	109,500	575,849
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	59,000	541,957
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	294,233	519,727
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	148,000	216,917
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	92,000	292,675
	Shanghai Kinetic Medical Co. Ltd., Class A	264,700	300,213
*	Shanghai Liangxin Electrical Co. Ltd., Class A	362,070	858,862
	Shanghai Lingang Holdings Corp. Ltd., Class A	503,380	911,372
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	484,900	712,574
	Shanghai M&G Stationery, Inc., Class A	196,799	1,326,706
	Shanghai Maling Aquarius Co. Ltd., Class A	464,700	512,882
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	311,400	714,583
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	22,715	498,347
	Shanghai Moons' Electric Co. Ltd., Class A	187,800	941,671
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,799,100	7,227,033
	Shanghai Pudong Construction Co. Ltd., Class A	377,580	389,653
	Shanghai Pudong Development Bank Co. Ltd., Class A	4,593,955	4,954,243
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	120,720	1,270,274
	Shanghai QiFan Cable Co. Ltd., Class A	107,900	383,693
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,183,812	1,014,810
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	9,600	34,270
*	Shanghai Runda Medical Technology Co. Ltd., Class A	263,700	397,507
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	555,100	770,349
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	37,949	179,276
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	281,500	356,794
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,440,795	1,168,800
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	452,061	856,244
	Shanghai Wanye Enterprises Co. Ltd., Class A	389,310	1,392,143
	Shanghai Weaver Network Co. Ltd., Class A	69,424	366,077
	Shanghai Yaoji Technology Co. Ltd., Class A	220,200	472,234
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	42,500	191,037
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	682,100	845,731
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	693,757	1,198,586
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	824,000	729,507
	Shanxi Blue Flame Holding Co. Ltd., Class A	296,698	447,564
	Shanxi Coking Co. Ltd., Class A	960,297	894,512
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,722,781	2,997,733
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	2,224,800	4,548,765
	Shanxi Meijin Energy Co. Ltd., Class A	1,581,200	2,673,715
	Shanxi Securities Co. Ltd., Class A	811,700	658,165
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	2,640,700	1,944,109
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	198,329	8,071,577

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanying International Holding Co. Ltd., Class A	2,762,937	$1,141,069
	Shede Spirits Co. Ltd., Class A	60,500	1,467,328
	Shenergy Co. Ltd., Class A	1,024,033	893,938
*	Shengda Resources Co. Ltd., Class A	351,452	629,001
	Shenghe Resources Holding Co. Ltd., Class A	452,200	1,395,378
*Ω	Shengjing Bank Co. Ltd., Class H	702,500	537,273
	Shenguan Holdings Group Ltd.	4,272,000	220,138
	Shengyi Technology Co. Ltd., Class A	874,382	2,065,166
	Shengyuan Environmental Protection Co. Ltd., Class A	168,900	571,335
	Shennan Circuits Co. Ltd., Class A	144,983	1,868,043
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,732,800	511,856
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	37,400	519,303
	Shenzhen Agricultural Products Group Co. Ltd., Class A	786,000	702,676
*	Shenzhen Airport Co. Ltd., Class A	842,900	857,983
	Shenzhen Aisidi Co. Ltd., Class A	689,438	890,087
*	Shenzhen Anche Technologies Co. Ltd., Class A	41,800	96,982
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	626,500	385,348
	Shenzhen Capchem Technology Co. Ltd., Class A	136,440	900,670
*	Shenzhen Center Power Tech Co. Ltd., Class A	129,100	350,454
	Shenzhen Cereals Holdings Co. Ltd., Class A	295,250	343,158
	Shenzhen Changhong Technology Co. Ltd., Class A	236,439	741,914
*	Shenzhen Comix Group Co. Ltd., Class A	336,500	340,117
*	Shenzhen Das Intellitech Co. Ltd., Class A	946,300	500,945
	Shenzhen Desay Battery Technology Co., Class A	215,194	1,409,499
	Shenzhen Dynanonic Co. Ltd., Class A	7,740	412,559
	Shenzhen Ellassay Fashion Co. Ltd., Class A	202,775	280,795
	Shenzhen Energy Group Co. Ltd., Class A	817,400	776,880
	Shenzhen Envicool Technology Co. Ltd., Class A	119,995	558,169
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	657,160	1,125,992
	Shenzhen Expressway Corp. Ltd., Class H	5,248,000	4,838,532
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	747,722	1,426,556
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	6,769	88,562
	Shenzhen FRD Science & Technology Co. Ltd.	14,400	36,921
	Shenzhen Gas Corp. Ltd., Class A	879,816	935,433
	Shenzhen Gongjin Electronics Co. Ltd., Class A	349,403	388,655
	Shenzhen Goodix Technology Co. Ltd., Class A	68,939	596,980
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	215,100	574,695
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	241,009	570,944
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	163,000	135,829
	Shenzhen Heungkong Holding Co. Ltd., Class A	870,600	255,763
	Shenzhen Huaqiang Industry Co. Ltd., Class A	90,000	164,889
	Shenzhen Inovance Technology Co. Ltd., Class A	201,275	1,976,927
	Shenzhen International Holdings Ltd.	9,915,414	9,133,005
	Shenzhen Investment Ltd.	28,761,674	5,422,462
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	208,600	234,022
	Shenzhen Jinjia Group Co. Ltd., Class A	845,200	1,162,164
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	452,300	321,982
	Shenzhen Kaifa Technology Co. Ltd., Class A	507,921	886,831
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	160,024	793,419
	Shenzhen Kedali Industry Co. Ltd., Class A	51,120	1,102,360
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	68,300	98,278
	Shenzhen Kinwong Electronic Co. Ltd., Class A	327,024	1,083,574
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	115,600	610,675
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	331,500	429,091
	Shenzhen Leaguer Co. Ltd., Class A	172,700	235,597
	Shenzhen Megmeet Electrical Co. Ltd., Class A	230,916	1,020,354
	Shenzhen Microgate Technology Co. Ltd., Class A	199,500	285,489
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	189,172	8,142,895
*	Shenzhen MTC Co. Ltd., Class A	1,338,738	777,148

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,374,950	$721,265
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	608,300	330,704
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,974,176	1,639,256
	Shenzhen Properties & Resources Development Group Ltd., Class A	337,000	535,767
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	256,400	914,871
	Shenzhen SC New Energy Technology Corp., Class A	64,471	1,277,891
*	Shenzhen SDG Information Co. Ltd., Class A	387,400	381,582
	Shenzhen SED Industry Co. Ltd., Class A	91,469	202,732
	Shenzhen Senior Technology Material Co. Ltd., Class A	81,370	345,474
*	Shenzhen Sinovatio Technology Co. Ltd., Class A	15,772	59,669
	Shenzhen Sunline Tech Co. Ltd., Class A	264,400	383,052
	Shenzhen Sunlord Electronics Co. Ltd., Class A	386,970	1,417,503
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	56,700	375,971
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	402,000	755,457
	Shenzhen Sunway Communication Co. Ltd., Class A	461,554	1,179,306
	Shenzhen Tagen Group Co. Ltd., Class A	1,307,200	1,120,560
	Shenzhen Topband Co. Ltd., Class A	287,900	610,568
	Shenzhen Transsion Holdings Co. Ltd., Class A	183,115	1,931,234
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	32,400	121,127
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	773,000	728,882
*	Shenzhen World Union Group, Inc., Class A	1,437,977	659,745
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	845,096	631,701
	Shenzhen Yinghe Technology Co. Ltd., Class A	205,686	909,456
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	323,400	426,986
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	238,680	967,754
	Shenzhen Zhenye Group Co. Ltd., Class A	1,013,500	635,764
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	2,183,000	1,447,217
	Shenzhou International Group Holdings Ltd.	1,939,700	20,402,076
*††	Shenzhou Space Park Group Ltd.	3,080,000	0
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	928,000	885,502
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	340,901	1,122,194
#††	Shimao Group Holdings Ltd.	7,240,683	3,062,341
	Shinva Medical Instrument Co. Ltd., Class A	203,200	578,993
	Shoucheng Holdings Ltd.	14,327,640	2,466,457
	Shougang Fushan Resources Group Ltd.	20,961,294	7,461,907
*	Shouhang High-Tech Energy Co. Ltd., Class A	1,180,000	707,336
	Shui On Land Ltd.	30,140,276	3,995,231
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	959,176
*	Sichuan Development Lomon Co. Ltd., Class A	671,600	1,433,422
	Sichuan Expressway Co. Ltd., Class H	4,938,000	1,239,466
*	Sichuan Haite High-tech Co. Ltd., Class A	451,783	697,188
	Sichuan Hebang Biotechnology Co. Ltd., Class A	3,693,320	2,129,848
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	179,684	360,413
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	554,363	1,813,287
*	Sichuan Lutianhua Co. Ltd., Class A	800,200	594,519
	Sichuan Road & Bridge Co. Ltd., Class A	1,281,000	1,924,077
	Sichuan Shuangma Cement Co. Ltd., Class A	251,906	791,791
	Sichuan Swellfun Co. Ltd., Class A	145,605	1,544,533
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	77,521	220,312
	Sichuan Yahua Industrial Group Co. Ltd., Class A	189,900	823,917
	Sieyuan Electric Co. Ltd., Class A	354,100	2,331,211
	Sihuan Pharmaceutical Holdings Group Ltd.	37,176,000	5,310,633
*	Silver Grant International Holdings Group Ltd.	8,640,000	549,601
Ω	Simcere Pharmaceutical Group Ltd.	2,315,000	2,454,085
*	Sinco Pharmaceuticals Holdings Ltd.	3,736,000	607,892
	Sino Biopharmaceutical Ltd.	46,763,495	27,110,799
	Sino Wealth Electronic Ltd., Class A	199,141	1,298,226
	Sinocare, Inc., Class A	155,660	739,922
	Sinochem International Corp., Class A	1,097,037	1,060,347

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sinofert Holdings Ltd.	17,760,673	$2,445,117
	Sinofibers Technology Co. Ltd., Class A	32,000	225,740
*††	Sino-I Technology Ltd.	5,320,000	10,166
	Sinolink Securities Co. Ltd., Class A	703,991	889,010
#*	Sinolink Worldwide Holdings Ltd.	26,451,885	735,641
	Sinoma International Engineering Co., Class A	968,550	1,417,944
	Sinoma Science & Technology Co. Ltd., Class A	765,195	3,286,496
	Sinomach Automobile Co. Ltd., Class A	128,300	214,592
	Sino-Ocean Group Holding Ltd.	24,080,962	3,897,227
	Sinopec Engineering Group Co. Ltd., Class H	11,450,500	4,917,047
	Sinopec Kantons Holdings Ltd.	8,428,000	2,643,953
*	Sinopec Oilfield Service Corp., Class H	17,360,000	1,240,444
#	Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	29,244	479,301
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	22,013,000	3,625,677
	Sinopharm Group Co. Ltd., Class H	8,204,800	18,798,724
	Sino-Platinum Metals Co. Ltd., Class A	276,710	716,686
	Sinoseal Holding Co. Ltd., Class A	88,227	509,264
	Sinosoft Co. Ltd., Class A	211,372	734,510
*	Sinosoft Technology Group Ltd.	4,555,400	220,762
	Sinosteel Engineering & Technology Co. Ltd., Class A	298,568	269,071
	Sinotrans Ltd., Class H	21,724,000	6,515,423
	Sinotruk Hong Kong Ltd.	7,779,500	9,192,371
*	Skshu Paint Co. Ltd., Class A	55,442	873,160
	Skyworth Digital Co. Ltd., Class A	240,699	658,437
	Skyworth Group Ltd.	15,242,645	7,154,239
††	SMI Culture & Travel Group Holdings Ltd.	4,693,951	56,089
#Ω	Smoore International Holdings Ltd.	2,294,000	5,297,819
	Smoore International Holdings Ltd.	5,680,000	15,991
	Sobute New Materials Co. Ltd.	192,802	596,348
*	SOHO China Ltd.	16,272,339	2,839,872
#*	Sohu.com Ltd., ADR	86,832	1,432,728
*	Solargiga Energy Holdings Ltd.	8,614,000	390,462
	Songcheng Performance Development Co. Ltd., Class A	214,500	408,011
	SooChow Securities Co. Ltd., Class A	1,173,621	1,151,629
*	South Manganese Investment Ltd.	4,644,000	574,753
	Southwest Securities Co. Ltd., Class A	1,543,500	876,525
#*	So-Young International, Inc., ADR	18,492	15,424
*	Spring Airlines Co. Ltd., Class A	159,929	1,236,461
*	SPT Energy Group, Inc.	1,386,000	48,047
	SSY Group Ltd.	14,616,506	8,295,017
*††	Starrise Media Holdings Ltd.	940,000	13,651
	State Grid Information & Communication Co. Ltd., Class A	556,526	1,389,839
*	STO Express Co. Ltd., Class A	338,900	600,888
*	Strawbear Entertainment Group	78,000	22,003
††	Suchuang Gas Corp. Ltd.	302,000	35,009
	Sumavision Technologies Co. Ltd., Class A	658,900	556,973
	Sun Art Retail Group Ltd.	16,782,500	4,947,803
*	Sun King Technology Group Ltd.	4,842,000	1,432,049
	Sun-Create Electronics Co. Ltd., Class A	22,568	106,071
	Sunflower Pharmaceutical Group Co. Ltd., Class A	321,700	828,486
	Sunfly Intelligent Technology Co. Ltd., Class A	348,915	586,088
	Sungrow Power Supply Co. Ltd., Class A	58,888	1,085,242
	Suning Universal Co. Ltd., Class A	2,672,700	1,438,123
	Sunny Optical Technology Group Co. Ltd.	2,470,800	33,426,460
	Sunresin New Materials Co. Ltd., Class A	89,550	860,648
*	Sunsea AIoT Technology Co. Ltd., Class A	95,100	84,330
*††Ω	Sunshine 100 China Holdings Ltd.	244,000	8,626
*	Sunward Intelligent Equipment Co. Ltd., Class A	544,500	578,620
*	Sunwave Communications Co. Ltd., Class A	300,571	204,288

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sunwoda Electronic Co. Ltd., Class A	319,699	$1,366,013
	Suofeiya Home Collection Co. Ltd., Class A	135,100	357,133
	Suplet Power Co. Ltd., Class A	116,340	683,048
	Suzhou Anjie Technology Co. Ltd., Class A	401,900	1,043,210
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	721,467	2,865,152
*	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,212,947	887,623
	Suzhou Good-Ark Electronics Co. Ltd., Class A	271,237	596,935
	Suzhou Keda Technology Co. Ltd., Class A	17,900	14,784
	Suzhou Maxwell Technologies Co. Ltd., Class A	16,571	1,165,481
	Suzhou Secote Precision Electronic Co. Ltd., Class A	89,760	390,634
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	100,700	343,258
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	140,400	1,628,371
	Suzhou TFC Optical Communication Co. Ltd., Class A	166,266	781,286
#	SY Holdings Group Ltd.	315,500	222,829
	Symphony Holdings Ltd.	7,620,000	1,028,851
*	SYoung Group Co. Ltd., Class A	140,933	379,070
	T&S Communications Co. Ltd., Class A	25,000	72,224
	Taiji Computer Corp. Ltd., Class A	266,228	776,661
*	Talkweb Information System Co. Ltd., Class A	194,100	196,995
*	Tangrenshen Group Co. Ltd., Class A	592,485	885,228
	Tangshan Jidong Cement Co. Ltd., Class A	1,178,107	1,689,883
	TangShan Port Group Co. Ltd., Class A	3,435,630	1,332,402
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	1,496,739	1,520,508
	TBEA Co. Ltd., Class A	884,693	3,285,931
	TCL Electronics Holdings Ltd.	8,376,932	3,990,696
	TCL Technology Group Corp., Class A	4,430,444	2,924,140
††	Tech-Pro, Inc.	37,652,000	61,395
	Telling Telecommunication Holding Co. Ltd., Class A	462,200	729,043
	Ten Pao Group Holdings Ltd.	812,000	118,052
	Tencent Holdings Ltd.	15,560,700	601,402,558
*	Tencent Music Entertainment Group, ADR	2,677,591	11,272,658
	Tenfu Cayman Holdings Co. Ltd.	101,000	64,986
††	Tenwow International Holdings Ltd.	2,865,000	26,023
	Three Squirrels, Inc., Class A	169,927	541,603
	Three's Co. Media Group Co. Ltd., Class A	41,557	604,116
	Thunder Software Technology Co. Ltd., Class A	50,122	1,060,990
	Tian An China Investment Co. Ltd.	1,286,357	662,405
	Tian Di Science & Technology Co. Ltd., Class A	1,610,500	1,205,136
*Ω	Tian Ge Interactive Holdings Ltd.	1,380,000	157,841
	Tian Lun Gas Holdings Ltd.	1,614,000	841,919
*††	Tian Shan Development Holding Ltd.	1,584,000	298,139
	Tiande Chemical Holdings Ltd.	232,000	75,328
	Tiangong International Co. Ltd.	9,666,000	3,494,190
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	142,988	655,865
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,506,000	1,002,493
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	750,651	702,324
	Tianjin Development Holdings Ltd.	2,341,800	477,560
	Tianjin Guangyu Development Co. Ltd., Class A	640,505	1,236,988
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	197,172	648,960
	Tianjin Port Development Holdings Ltd.	13,871,200	1,079,596
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	72,370	182,626
	Tianjin Teda Co. Ltd., Class A	513,200	319,417
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	357,022	2,699,385
	Tianma Microelectronics Co. Ltd., Class A	807,652	1,167,459
#	Tianneng Power International Ltd.	7,627,952	8,941,461
	Tianshan Aluminum Group Co. Ltd., Class A	1,628,800	1,767,009
	Tianshui Huatian Technology Co. Ltd., Class A	1,761,007	2,319,885
*††	Tianyun International Holdings Ltd.	1,838,000	268,679
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	46,500	163,459

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	97,900	$553,836
*	Tibet Summit Resources Co. Ltd., Class A	417,300	1,782,794
	Tibet Tianlu Co. Ltd., Class A	420,973	345,319
*	Tibet Water Resources Ltd.	6,597,000	437,577
	Times China Holdings Ltd.	7,907,000	1,572,084
	Tingyi Cayman Islands Holding Corp.	13,634,000	22,444,113
	Titan Wind Energy Suzhou Co. Ltd., Class A	801,600	2,122,336
	Tofflon Science & Technology Group Co. Ltd., Class A	210,318	882,256
	Toly Bread Co. Ltd., Class A	514,862	1,072,736
	Tomson Group Ltd.	2,889,780	673,146
	Tong Ren Tang Technologies Co. Ltd., Class H	4,762,000	3,350,935
*	Tongcheng Travel Holdings Ltd.	2,546,800	4,868,491
*	Tongdao Liepin Group	193,800	250,126
*	Tongding Interconnection Information Co. Ltd., Class A	634,400	477,779
*	TongFu Microelectronics Co. Ltd., Class A	703,415	1,726,411
*	Tongguan Gold Group Ltd.	210,000	13,905
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	714,160	1,023,203
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	32,100	24,055
	Tongkun Group Co. Ltd., Class A	830,766	1,781,565
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	872,900	824,978
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,337,900	1,505,244
	Tongwei Co. Ltd., Class A	971,044	7,765,684
	Tongyu Communication, Inc., Class A	101,785	188,349
	Tongyu Heavy Industry Co. Ltd., Class A	2,728,200	1,237,625
*	Topchoice Medical Corp., Class A	54,654	1,191,510
	Topsec Technologies Group, Inc., Class A	404,500	552,161
Ω	Topsports International Holdings Ltd.	9,844,000	8,210,975
	Towngas Smart Energy Co. Ltd.	6,048,708	2,880,928
	TPV Technology Co. Ltd., Class A	1,461,100	486,317
	Transfar Zhilian Co. Ltd., Class A	1,443,098	1,228,322
	TravelSky Technology Ltd., Class H	5,219,938	8,651,165
*	Trigiant Group Ltd.	6,560,000	510,796
*	Trip.com Group Ltd., ADR	1,331,007	34,313,360
*	Trip.com Group Ltd.	64,000	1,649,969
*††	Trony Solar Holdings Co. Ltd.	2,133,000	0
	TRS Information Technology Corp. Ltd., Class A	241,300	498,787
	Truking Technology Ltd., Class A	142,300	336,713
	Truly International Holdings Ltd.	16,199,000	3,642,430
Ω	Tsaker New Energy Tech Co. Ltd.	220,500	42,650
	Tsingtao Brewery Co. Ltd., Class H	2,008,000	19,614,320
*	TuanChe Ltd., ADR	5,782	10,523
*	Tunghsu Azure Renewable Energy Co. Ltd., Class A	96,700	53,340
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,084,400	597,745
	Tungkong, Inc., Class A	142,800	155,840
*	Tuniu Corp., Sponsored ADR	88,047	102,135
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	655,722	380,760
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	77,671	2,434,593
	Unilumin Group Co. Ltd., Class A	335,531	324,226
	Uni-President China Holdings Ltd.	12,375,308	11,320,461
	Unisplendour Corp. Ltd., Class A	799,620	2,207,415
#	United Energy Group Ltd.	71,221,100	8,183,708
#	United Strength Power Holdings Ltd.	22,000	30,122
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	742,033	1,969,136
††	Untrade.CTEG	13,136,000	106,763
	Valiant Co. Ltd., Class A	298,327	803,343
	VanJee Technology Co. Ltd., Class A	92,380	382,781
	Vats Liquor Chain Store Management JSC Ltd.,Class A	188,628	1,049,219
	Vatti Corp. Ltd., Class A	711,700	666,083
Ω	VCredit Holdings Ltd.	109,600	45,443

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*Ω	Venus MedTech Hangzhou, Inc., Class H	279,500	$500,915
	Victory Giant Technology Huizhou Co. Ltd., Class A	488,800	1,145,272
	Vinda International Holdings Ltd.	3,389,000	9,016,702
*	Viomi Technology Co. Ltd., ADR	23,251	38,597
*	Vipshop Holdings Ltd., ADR	4,332,176	39,682,732
*Ω	Viva Biotech Holdings	1,420,500	382,330
	Walvax Biotechnology Co. Ltd., Class A	53,300	344,077
*	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	57,400	97,895
*	Wanda Film Holding Co. Ltd., Class A	97,800	180,661
	Wangneng Environment Co. Ltd., Class A	284,491	1,025,128
	Wangsu Science & Technology Co. Ltd., Class A	1,131,054	888,143
	Wanguo International Mining Group Ltd.	72,000	17,956
	Wanhua Chemical Group Co. Ltd., Class A	664,114	8,264,248
	Want Want China Holdings Ltd.	34,363,000	27,965,977
	Wanxiang Qianchao Co. Ltd., Class A	685,619	671,131
#	Wasion Holdings Ltd.	4,706,000	1,680,805
	Wasu Media Holding Co. Ltd., Class A	732,600	809,072
*	Weibo Corp., Sponsored ADR	552,309	10,615,379
	Weichai Power Co. Ltd., Class H	10,763,120	15,387,913
	Weifu High-Technology Group Co. Ltd., Class A	345,247	1,001,088
	Weihai Guangwei Composites Co. Ltd., Class A	143,200	1,492,285
	Weiqiao Textile Co., Class H	3,150,500	622,247
*	Wellhope Foods Co. Ltd., Class A	472,044	734,215
*	Wens Foodstuffs Group Co. Ltd., Class A	401,780	1,435,487
	West China Cement Ltd.	32,164,000	3,768,714
	Western Securities Co. Ltd., Class A	923,330	873,509
	Western Superconducting Technologies Co. Ltd., Class A	101,388	1,507,265
	Wharf Holdings Ltd.	1,113,000	4,070,124
	Will Semiconductor Co. Ltd., Class A	180,288	2,823,030
*	WiMi Hologram Cloud, Inc., ADR	13,713	25,232
	Wingtech Technology Co. Ltd., Class A	62,197	634,944
	Winning Health Technology Group Co. Ltd., Class A	345,480	406,944
	Wisdom Education International Holdings Co. Ltd.	1,728,000	50,748
*	Wison Engineering Services Co. Ltd.	397,000	14,619
	Wolong Electric Group Co. Ltd., Class A	664,093	1,452,080
	WPG Shanghai Smart Water PCL, Class A	69,300	108,132
	Wuchan Zhongda Group Co. Ltd., Class A	2,281,250	1,627,363
	Wuhan DR Laser Technology Corp. Ltd., Class A	1,300	43,446
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	175,600	280,030
	Wuhan Guide Infrared Co. Ltd., Class A	623,971	1,153,184
*	Wuhan P&S Information Technology Co. Ltd., Class A	530,700	415,100
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	155,097	686,803
	Wuhu Token Science Co. Ltd., Class A	627,740	670,280
	Wuliangye Yibin Co. Ltd., Class A	716,202	18,992,586
	WUS Printed Circuit Kunshan Co. Ltd., Class A	574,080	1,033,823
	Wushang Group Co. Ltd., Class A	339,800	539,837
Ω	WuXi AppTec Co. Ltd., Class H	554,960	6,722,885
*Ω	Wuxi Biologics Cayman, Inc.	2,849,500	27,275,739
	Wuxi Boton Technology Co. Ltd., Class A	144,538	371,833
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	262,886	2,329,116
	Wuxi NCE Power Co. Ltd., Class A	32,720	612,088
	Wuxi Shangji Automation Co. Ltd., Class A	63,211	1,535,962
	Wuxi Taiji Industry Co. Ltd., Class A	1,228,856	1,323,041
	Wuxi Xinje Electric Co. Ltd., Class A	45,000	305,760
*	XCMG Construction Machinery Co. Ltd., Class A	2,054,900	1,708,328
*	XGD, Inc., Class A	248,194	530,790
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	5,987,500	2,555,749
	Xiamen C & D, Inc., Class A	1,228,188	2,048,322
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	324,826	386,891

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen Faratronic Co. Ltd., Class A	55,858	$1,733,536
	Xiamen International Airport Co. Ltd., Class A	90,112	201,733
#	Xiamen International Port Co. Ltd., Class H	8,995,338	2,498,810
	Xiamen Intretech, Inc., Class A	330,065	986,233
	Xiamen ITG Group Corp. Ltd., Class A	1,575,763	1,623,043
*	Xiamen Jihong Technology Co. Ltd., Class A	151,500	271,137
	Xiamen Kingdomway Group Co., Class A	354,229	1,131,579
	Xiamen Tungsten Co. Ltd., Class A	540,241	2,158,649
	Xiamen Xiangyu Co. Ltd., Class A	980,100	1,211,221
	Xi'an Triangle Defense Co. Ltd., Class A	172,738	1,184,192
	Xiandai Investment Co. Ltd., Class A	324,556	217,780
	Xianhe Co. Ltd., Class A	195,579	787,070
*Ω	Xiaomi Corp., Class B	44,898,600	70,615,856
	Xilinmen Furniture Co. Ltd., Class A	206,400	910,760
*	Xinchen China Power Holdings Ltd.	284,000	18,080
	Xinfengming Group Co. Ltd., Class A	1,126,812	1,672,516
	Xingda International Holdings Ltd.	8,907,224	1,712,806
	Xingfa Aluminium Holdings Ltd.	360,000	393,955
	Xinhu Zhongbao Co. Ltd., Class A	1,780,600	701,053
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	3,324,000	2,303,368
	Xinhuanet Co. Ltd., Class A	90,414	226,124
	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	3,848,184	6,874,772
	Xinjiang Tianshan Cement Co. Ltd., Class A	540,501	916,167
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	206,025	692,346
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	6,340,000	1,006,083
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	963,800	1,059,835
#	Xinte Energy Co. Ltd., Class H	3,899,600	10,366,886
	Xinxiang Chemical Fiber Co. Ltd., Class A	887,700	461,660
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,735,400	1,135,526
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	520,200	1,294,939
	Xinyi Energy Holdings Ltd.	11,084,000	5,612,184
	Xinyi Solar Holdings Ltd.	24,166,006	41,053,460
	Xinyu Iron & Steel Co. Ltd., Class A	1,841,900	1,230,086
*	Xiwang Foodstuffs Co. Ltd., Class A	356,420	219,450
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	72,300	216,938
#	Xtep International Holdings Ltd.	8,991,405	14,622,486
	Xuji Electric Co. Ltd., Class A	386,800	1,275,310
*	Xunlei Ltd., ADR	133,711	225,972
Ω	Yadea Group Holdings Ltd.	8,872,000	19,133,650
*	YaGuang Technology Group Co. Ltd., Class A	638,300	610,964
*	Yanchang Petroleum International Ltd.	21,020,000	148,154
	Yangling Metron New Material, Inc., Class A	28,900	328,619
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	635,500	1,154,494
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	1,335,119
	Yankershop Food Co. Ltd., Class A	24,500	329,032
#	Yankuang Energy Group Co. Ltd., Class H	11,846,000	37,016,504
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	115,812	472,732
	Yantai China Pet Foods Co. Ltd., Class A	54,100	203,053
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	276,494	594,429
	Yantai Eddie Precision Machinery Co. Ltd., Class A	241,330	684,820
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	287,992	1,536,317
*	YanTai Shuangta Food Co. Ltd., Class A	573,500	704,157
	Yantai Tayho Advanced Materials Co. Ltd., Class A	438,900	1,030,581
	Yantai Zhenghai Bio-tech Co. Ltd.	45,450	335,125
*	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	331,700	849,002
*	Yashili International Holdings Ltd.	4,078,000	566,003
*	Yeahka Ltd.	156,800	345,534
	Yealink Network Technology Corp. Ltd., Class A	137,586	1,551,828
	Yeebo International Holdings Ltd.	32,000	12,566

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	YGSOFT, Inc., Class A	345,556	$351,418
	Yibin Tianyuan Group Co. Ltd., Class A	660,400	795,103
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,551,800	1,031,260
*	Yida China Holdings Ltd.	612,000	17,501
*	Yifan Pharmaceutical Co. Ltd., Class A	517,200	921,405
	Yifeng Pharmacy Chain Co. Ltd., Class A	181,519	1,395,624
	Yihai International Holding Ltd.	2,773,000	8,122,864
	Yijiahe Technology Co. Ltd., Class A	81,435	861,824
#	Yincheng International Holding Co. Ltd.	360,000	136,886
	Yintai Gold Co. Ltd., Class A	1,225,580	1,976,349
	Yipinhong Pharmaceutical Co. Ltd., Class A	78,960	329,218
	Yip's Chemical Holdings Ltd.	1,348,000	737,949
*	Yiren Digital Ltd., Sponsored ADR	171,846	221,681
#*Ω	Yixin Group Ltd.	1,960,000	242,673
	Yixintang Pharmaceutical Group Co. Ltd., Class A	333,378	1,237,603
	YongXing Special Materials Technology Co. Ltd., Class A	28,337	603,160
	Yonyou Network Technology Co. Ltd., Class A	251,043	778,936
	Yotrio Group Co. Ltd., Class A	1,341,100	702,272
	Youngor Group Co. Ltd., Class A	1,155,200	1,118,626
*	Youngy Co., Ltd., Class A	20,200	392,874
*	Youzu Interactive Co. Ltd., Class A	412,500	554,964
	YTO Express Group Co. Ltd., Class A	366,975	1,053,540
*	Yuan Heng Gas Holdings Ltd.	2,096,000	135,803
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	85,300	189,013
	Yuexiu Property Co. Ltd.	15,109,956	18,877,055
	Yuexiu Transport Infrastructure Ltd.	4,787,415	2,680,122
#	Yum China Holdings, Inc.	1,396,900	67,935,745
	Yunda Holding Co. Ltd., Class A	844,886	2,271,145
*	Yunji, Inc., ADR	6,100	6,283
	Yunnan Aluminium Co. Ltd., Class A	1,455,900	2,175,877
	Yunnan Baiyao Group Co. Ltd., Class A	109,677	898,677
	Yunnan Copper Co. Ltd., Class A	695,800	1,190,495
	Yunnan Energy New Material Co. Ltd., Class A	77,376	2,459,717
	Yunnan Tin Co. Ltd., Class A	791,200	1,768,898
	Yusys Technologies Co. Ltd., Class A	228,100	516,412
	Yutong Bus Co. Ltd., Class A	582,006	681,278
	ZBOM Home Collection Co. Ltd., Class A	151,976	482,885
	Zepp Health Corp., ADR	32,848	57,156
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	70,803	3,112,054
*	Zhaojin Mining Industry Co. Ltd., Class H	7,931,666	7,576,030
	Zhefu Holding Group Co. Ltd., Class A	1,898,531	1,328,409
*	Zhejiang Century Huatong Group Co. Ltd., Class A	2,019,660	1,345,832
	Zhejiang China Commodities City Group Co. Ltd., Class A	1,353,100	1,064,105
	Zhejiang Chint Electrics Co. Ltd., Class A	447,538	2,442,580
	Zhejiang Communications Technology Co. Ltd.	1,070,823	1,091,323
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	363,600	231,208
	Zhejiang Crystal-Optech Co. Ltd., Class A	537,962	970,448
	Zhejiang Dahua Technology Co. Ltd., Class A	665,700	1,465,591
	ZheJiang Dali Technology Co. Ltd., Class A	223,269	490,943
	Zhejiang Dingli Machinery Co. Ltd., Class A	179,098	1,138,314
	Zhejiang Expressway Co. Ltd., Class H	8,592,000	6,915,455
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	277,548	646,493
#*††	Zhejiang Glass Co. Ltd.	192,000	0
	Zhejiang Hailiang Co. Ltd., Class A	817,161	1,460,859
	Zhejiang HangKe Technology, Inc. Co., Class A	31,659	351,841
	Zhejiang Hangmin Co. Ltd., Class A	499,200	391,016
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	589,824	637,319
	Zhejiang Huace Film & Television Co. Ltd., Class A	964,400	663,953
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	513,111	1,556,323

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Huayou Cobalt Co. Ltd., Class A	140,270	$1,756,924
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	1,026,300	1,553,711
	Zhejiang Jianfeng Group Co. Ltd., Class A	156,321	294,911
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	173,012	623,533
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	92,370	1,004,482
*	Zhejiang Jingu Co. Ltd., Class A	742,150	934,555
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	481,420	619,638
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	1,946,200	1,051,755
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	548,184	1,413,043
	Zhejiang Juhua Co. Ltd., Class A	675,220	1,736,301
	Zhejiang Li Zi Yuan Food Class A	111,940	379,342
	Zhejiang Longsheng Group Co. Ltd., Class A	1,126,934	1,660,641
	Zhejiang Medicine Co. Ltd., Class A	576,269	1,218,269
	Zhejiang Meida Industrial Co. Ltd., Class A	482,600	974,697
	Zhejiang Narada Power Source Co. Ltd., Class A	545,152	1,483,936
	Zhejiang NHU Co. Ltd., Class A	858,879	2,629,455
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,615,213	955,458
	Zhejiang Runtu Co. Ltd., Class A	642,250	763,816
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	123,620	558,814
	Zhejiang Semir Garment Co. Ltd., Class A	1,484,725	1,176,319
	Zhejiang Southeast Space Frame Co. Ltd., Class A	384,600	512,887
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	151,480	492,279
	Zhejiang Supor Co. Ltd., Class A	131,969	919,970
	Zhejiang Tiantie Industry Co. Ltd., Class A	436,435	930,630
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	171,802	664,693
*	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,117,947	1,127,403
*	Zhejiang Wanliyang Co. Ltd., Class A	938,141	1,422,955
	Zhejiang Wanma Co. Ltd., Class A	547,700	738,687
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	486,793	2,124,627
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	444,457	1,298,517
	Zhejiang Windey Co. Ltd., Class A	220,060	792,085
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,901	847,556
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	485,350	636,907
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	445,884	1,289,604
	Zhejiang Yankon Group Co. Ltd., Class A	409,329	216,464
	Zhejiang Yasha Decoration Co. Ltd., Class A	732,900	534,164
	Zhejiang Yinlun Machinery Co. Ltd., Class A	355,400	857,945
	Zhejiang Yongtai Technology Co. Ltd., Class A	203,700	931,234
	Zhejiang Zhongcheng Packing Material Co. Ltd., Class A	297,200	271,214
	Zhende Medical Co. Ltd., Class A	80,100	472,803
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	2,344,200	3,377,433
*	Zheshang Securities Co. Ltd., Class A	493,700	785,452
*	Zhong An Group Ltd.	14,556,888	483,172
#*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	3,283,700	8,338,025
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	627,200	239,236
	Zhongji Innolight Co. Ltd., Class A	251,965	1,227,788
	Zhongjin Gold Corp. Ltd., Class A	744,900	801,080
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	920,500	889,226
	Zhongshan Public Utilities Group Co. Ltd., Class A	232,600	257,968
	Zhongsheng Group Holdings Ltd.	4,437,500	25,404,388
*	Zhongtian Financial Group Co. Ltd., Class A	4,849,800	1,254,579
	Zhongyu Energy Holdings Ltd.	1,651,550	1,412,995
	Zhongyuan Environment-Protection Co. Ltd., Class A	369,000	400,561
Ω	Zhou Hei Ya International Holdings Co. Ltd.	8,178,500	4,160,863
#	Zhuguang Holdings Group Co. Ltd.	886,000	121,799
	Zhuhai Bojay Electronics Co. Ltd., Class A	43,727	273,655
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	317,700	379,160
	Zhuzhou CRRC Times Electric Co.	1,836,950	7,888,512
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	162,500	1,262,851

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhuzhou Kibing Group Co. Ltd., Class A	1,272,300	$2,166,277
*	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	1,175,721	1,313,986
	Zijin Mining Group Co. Ltd., Class H	22,722,000	26,625,895
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	6,687,200	3,476,706
	ZTE Corp., Class H	3,158,392	6,796,674
	ZTO Express Cayman, Inc., ADR	1,089,459	27,879,256
TOTAL CHINA			6,965,745,955
COLOMBIA — (0.1%)
*	BAC Holding International Corp.	19,082,282	1,201,823
	Banco de Bogota SA	101,941	986,833
	Bancolombia SA, Sponsored ADR	119,912	3,473,851
	Bancolombia SA	515,942	4,331,410
	Bolsa de Valores de Colombia	20,739	41,652
	Celsia SA ESP	1,456,058	1,202,343
	Cementos Argos SA	2,151,629	1,957,395
*	CEMEX Latam Holdings SA	832,855	551,546
*	Corp. Financiera Colombiana SA	348,835	1,594,860
	Ecopetrol SA	10,886,599	5,789,934
	Grupo Argos SA	503,693	1,421,667
	Grupo Aval Acciones y Valores SA, ADR	45,906	163,884
	Grupo Energia Bogota SA ESP	3,288,024	1,458,020
	Interconexion Electrica SA ESP	1,346,876	6,472,042
	Mineros SA	297,452	152,646
	Promigas SA ESP	42,683	58,245
TOTAL COLOMBIA			30,858,151
CZECH REPUBLIC — (0.1%)
	CEZ AS	575,386	26,147,375
	Komercni Banka AS	172,538	4,359,416
Ω	Moneta Money Bank AS	360,743	1,201,780
	Philip Morris CR AS	2,206	1,520,585
TOTAL CZECH REPUBLIC			33,229,156
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	4,575,520	8,408,007
*	Egyptian Financial Group-Hermes Holding Co.,GDR	132,347	211,799
TOTAL EGYPT			8,619,806
GREECE — (0.3%)
*	Aegean Airlines SA	248,899	1,318,951
*	Alpha Services & Holdings SA	1,795,259	1,595,687
	Athens Water Supply & Sewage Co. SA	166,374	1,366,037
	Autohellas Tourist & Trading SA	82,992	816,912
	Bank of Greece	22,600	358,519
*	Ellaktor SA	617,337	1,006,740
	ElvalHalcor SA	243,612	350,668
	Entersoft SA Software Development & Related Services Co.	13,771	54,140
	Epsilon Net SA	45,577	263,654
*	Eurobank Ergasias Services & Holdings SA, Class A	3,017,076	2,779,247
*††	FF Group	156,853	144,280
	Fourlis Holdings SA	304,062	951,956
*	GEK Terna Holding Real Estate Construction SA	324,419	3,211,708
	Hellenic Exchanges - Athens Stock Exchange SA	181,828	613,207
	Hellenic Petroleum Holdings SA	218,177	1,403,196
	Hellenic Telecommunications Organization SA	524,815	9,036,239
	Holding Co. ADMIE IPTO SA	493,275	930,356

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	Intracom Holdings SA	271,969	$513,051
*	Intracom SA Technical & Steel Constructions	8,685	19,567
	JUMBO SA	255,114	3,955,488
*	LAMDA Development SA	324,176	1,926,224
	Motor Oil Hellas Corinth Refineries SA	255,307	4,425,317
	Mytilineos SA	284,930	4,406,934
*	National Bank of Greece SA	1,014,254	3,177,458
	OPAP SA	510,740	7,075,953
*	Piraeus Financial Holdings SA	129,109	117,657
	Piraeus Port Authority SA	48,696	767,281
*	Public Power Corp. SA	421,795	2,502,125
	Quest Holdings SA	155,835	702,330
	Sarantis SA	95,430	671,577
	Terna Energy SA	168,478	3,030,766
	Thrace Plastics Holding & Co.	10,928	42,905
	Titan Cement International SA	227,749	2,607,199
TOTAL GREECE			62,143,329
HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	13,373,000	0
Ω	BOC Aviation Ltd.	384,300	3,270,628
††	CECEP COSTIN New Materials Group Ltd.	2,583,000	37,018
#††	Huishan Dairy	1,990,720	5,478
*	Kai Yuan Holdings Ltd.	15,890,000	46,665
*††	Karce Co. Ltd.	1,662,000	0
*††	Magnum Uranium Corp.	1,020,000	0
	My Medicare	4,480,000	24,597
*††	Realgold Resources Corp.	640,000	0
#*	Realord Group Holdings Ltd.	334,000	419,112
*††	Superb Summit International Group Ltd.	95,000	0
*	Taung Gold International Ltd.	60,800,000	201,293
#*	Tongda Group Holdings Ltd.	51,610,000	887,342
*††	Untrade Youyuan Holdings	4,273,760	0
*††	Untrade. C Fiber Optic	4,584,800	0
*	Untrade.Lumena Newmat	391,649	0
TOTAL HONG KONG			4,892,133
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	78,106	61,708
	MASTERPLAST Nyrt	4,476	45,311
	MOL Hungarian Oil & Gas PLC	2,738,158	20,159,484
*	Opus Global Nyrt	110,084	42,139
#	OTP Bank Nyrt	416,569	8,599,810
	Richter Gedeon Nyrt	220,015	4,500,460
TOTAL HUNGARY			33,408,912
INDIA — (15.7%)
*	3i Infotech Ltd.	73,582	39,880
	63 Moons Technologies Ltd.	29,072	67,078
	Aarti Drugs Ltd.	226,127	1,218,290
	Aarti Industries Ltd.	822,262	8,131,519
	ABB India Ltd.	2,662	92,058
	Abbott India Ltd.	9,321	2,359,863
	ACC Ltd.	323,173	9,104,508
	Accelya Solutions India Ltd.	3,197	37,897
	Action Construction Equipment Ltd.	350,161	995,429
	Adani Enterprises Ltd.	488,967	15,888,949
*	Adani Green Energy Ltd.	910,019	24,935,947

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Adani Ports & Special Economic Zone Ltd.	1,804,674	$17,450,341
*	Adani Power Ltd.	5,112,314	20,317,270
	Adani Total Gas Ltd.	501,739	19,961,075
*	Adani Transmission Ltd.	1,420,131	56,337,735
	ADF Foods Ltd.	17,977	159,048
*	Aditya Birla Capital Ltd.	5,391,151	7,258,425
	Advanced Enzyme Technologies Ltd.	265,179	968,674
	Aegis Logistics Ltd.	1,061,268	3,464,867
	AGI Greenpac Ltd.	221,725	792,983
	Agro Tech Foods Ltd.	48,493	478,504
*	Ahluwalia Contracts India Ltd.	108,227	649,444
	AIA Engineering Ltd.	251,220	7,604,854
	Ajanta Pharma Ltd.	390,233	6,286,977
	Akzo Nobel India Ltd.	64,495	1,581,863
	Alembic Ltd.	638,846	568,197
	Alembic Pharmaceuticals Ltd.	505,389	4,489,343
	Alkem Laboratories Ltd.	58,052	2,367,343
	Alkyl Amines Chemicals	57,933	2,144,645
	Allcargo Logistics Ltd.	745,387	2,890,773
*	Alok Industries Ltd.	5,721,532	1,453,665
	Amara Raja Batteries Ltd.	678,849	4,224,062
*	Amber Enterprises India Ltd.	8,641	273,179
	Ambuja Cements Ltd.	2,010,258	9,536,541
	Amrutanjan Health Care Ltd.	60,027	611,290
	Anant Raj Ltd.	469,437	440,670
	Andhra Sugars Ltd.	299,145	515,075
	Apar Industries Ltd.	76,101	1,091,746
	Apcotex Industries Ltd.	70,500	507,527
*	APL Apollo Tubes Ltd.	781,133	9,425,983
	Apollo Hospitals Enterprise Ltd.	273,043	14,522,187
	Apollo Tyres Ltd.	4,240,332	11,786,949
	Aptech Ltd.	47,679	146,462
*	Arvind Fashions Ltd.	433,172	1,620,177
*	Arvind Ltd.	1,495,872	1,747,190
*	Arvind SmartSpaces Ltd.	6,164	14,929
	Asahi India Glass Ltd.	392,685	2,936,535
	Ashiana Housing Ltd.	106,444	184,472
	Ashok Leyland Ltd.	4,328,676	8,131,272
*	Ashoka Buildcon Ltd.	1,533,189	1,458,571
	Asian Granito India Ltd.	61,896	36,387
	Asian Paints Ltd.	877,857	37,064,901
	Astec Lifesciences Ltd.	31,512	744,292
*Ω	Aster DM Healthcare Ltd.	680,049	1,967,990
	Astra Microwave Products Ltd.	337,698	1,219,076
	Astral Ltd.	303,462	6,984,427
	AstraZeneca Pharma India Ltd.	21,709	839,770
	Atul Ltd.	112,628	12,687,203
Ω	AU Small Finance Bank Ltd.	694,939	5,205,615
	Aurobindo Pharma Ltd.	1,889,453	13,056,836
	Automotive Axles Ltd.	35,359	871,876
	Avanti Feeds Ltd.	289,042	1,616,688
*Ω	Avenue Supermarts Ltd.	30,604	1,644,955
	Axis Bank Ltd.	6,153,718	56,519,591
	Axis Bank Ltd., GDR	291	13,357
	Bajaj Auto Ltd.	225,136	11,139,397
	Bajaj Consumer Care Ltd.	595,945	1,225,889
	Bajaj Electricals Ltd.	78,515	1,124,591
	Bajaj Finance Ltd.	304,243	27,834,011
	Bajaj Finserv Ltd.	59,389	11,310,239

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Bajaj Hindusthan Sugar Ltd.	4,431,453	$556,073
	Bajaj Holdings & Investment Ltd.	188,514	12,335,528
	Balaji Amines Ltd.	98,250	4,232,598
	Balkrishna Industries Ltd.	521,677	15,207,457
	Balmer Lawrie & Co. Ltd.	565,989	798,424
	Balrampur Chini Mills Ltd.	1,545,691	7,706,124
	Banco Products India Ltd.	58,935	139,460
Ω	Bandhan Bank Ltd.	202,987	711,868
	Bank of Baroda	5,503,225	8,122,387
	Bank of India	1,784,771	1,076,858
	Bank of Maharashtra	3,860,273	821,973
	Bannari Amman Sugars Ltd.	6,733	209,615
	BASF India Ltd.	66,272	2,251,686
	Bayer CropScience Ltd.	18,492	1,228,721
	BEML Ltd.	119,655	1,928,291
	Berger Paints India Ltd.	821,294	6,483,874
*	BF Utilities Ltd.	41,050	169,630
	Bhansali Engineering Polymers Ltd.	477,299	665,900
	Bharat Bijlee Ltd.	12,590	279,401
	Bharat Dynamics Ltd.	131,288	1,343,149
	Bharat Electronics Ltd.	5,168,094	17,964,848
	Bharat Forge Ltd.	967,385	8,947,724
*	Bharat Heavy Electricals Ltd.	5,919,610	4,032,736
	Bharat Petroleum Corp. Ltd.	1,729,304	7,214,771
	Bharat Rasayan Ltd.	6,313	967,630
*	Bharti Airtel Ltd.	6,407,864	54,948,971
*	Bharti Airtel Ltd.	76,463	283,468
	Biocon Ltd.	1,237,605	4,815,373
	Birla Corp. Ltd.	196,016	2,412,395
	Birlasoft Ltd.	1,440,831	6,154,397
*	Black Box Ltd.	37,830	66,591
	Bliss Gvs Pharma Ltd.	380,071	371,600
	BLS International Services Ltd.	35,938	109,976
	Blue Dart Express Ltd.	32,816	3,548,639
	Blue Star Ltd.	208,813	2,595,206
	Bodal Chemicals Ltd.	402,603	472,899
	Bombay Burmah Trading Co.	55,384	668,228
*	Bombay Dyeing & Manufacturing Co. Ltd.	481,993	602,087
	Borosil Ltd.	9,142	39,840
*	Borosil Renewables Ltd.	232,420	1,821,044
	Bosch Ltd.	17,278	3,732,503
	Brigade Enterprises Ltd.	587,339	3,657,259
	Brightcom Group Ltd.	549,586	345,606
	Britannia Industries Ltd.	217,535	10,708,833
	BSE Ltd.	361,765	3,111,743
*	Camlin Fine Sciences Ltd.	342,189	509,207
	Can Fin Homes Ltd.	659,697	4,984,291
	Canara Bank	1,780,371	5,015,885
*	Capacit'e Infraprojects Ltd.	112,468	155,356
	Caplin Point Laboratories Ltd.	186,927	1,852,854
	Carborundum Universal Ltd.	501,202	5,065,608
	Care Ratings Ltd.	137,515	789,985
	Castrol India Ltd.	2,369,976	3,423,933
	CCL Products India Ltd.	635,562	3,577,286
	Ceat Ltd.	239,055	3,815,646
*	Central Bank of India Ltd.	2,584,311	585,787
	Central Depository Services India Ltd.	298,087	4,278,179
	Century Enka Ltd.	50,046	281,409
	Century Plyboards India Ltd.	480,319	3,556,222

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Century Textiles & Industries Ltd.	297,760	$3,158,099
	Cera Sanitaryware Ltd.	34,627	2,072,561
	CESC Ltd.	4,066,503	3,968,416
*	CG Power & Industrial Solutions Ltd.	3,440,708	9,783,836
*	Chalet Hotels Ltd.	24,263	97,967
	Chambal Fertilisers & Chemicals Ltd.	2,102,953	8,571,636
*	Chennai Petroleum Corp. Ltd.	214,638	747,964
††	Chennai Super Kings Cricket Ltd.	2,606,099	13,872
	Cholamandalam Financial Holdings Ltd.	563,999	4,469,032
	Cholamandalam Investment & Finance Co. Ltd.	2,116,569	18,945,628
	Cigniti Technologies Ltd.	47,236	299,412
	Cipla Ltd.	1,788,841	22,149,395
	City Union Bank Ltd.	2,811,934	5,682,865
	Clariant Chemicals India Ltd.	43,271	236,633
	Coal India Ltd.	3,129,065	8,388,574
Ω	Cochin Shipyard Ltd.	269,132	1,132,114
	Coforge Ltd.	107,742	5,399,011
	Colgate-Palmolive India Ltd.	337,830	6,776,858
	Computer Age Management Services Ltd.	79,826	2,487,171
	Container Corp. of India Ltd.	860,945	7,737,716
	Coromandel International Ltd.	895,590	11,605,317
	Cosmo First Ltd.	126,104	1,426,612
*	CreditAccess Grameen Ltd.	140,439	1,873,352
	CRISIL Ltd.	105,671	4,182,937
	Crompton Greaves Consumer Electricals Ltd.	3,629,919	18,119,082
*	CSB Bank Ltd.	110,160	279,084
	Cummins India Ltd.	442,349	6,865,144
	Cyient Ltd.	364,679	3,813,791
*	D B Realty Ltd.	117,890	94,330
	Dabur India Ltd.	1,213,038	8,944,526
	Dalmia Bharat Ltd.	422,718	8,561,774
	Dalmia Bharat Sugar & Industries Ltd.	172,544	823,148
	DB Corp. Ltd.	359,014	386,303
	DCB Bank Ltd.	1,925,578	2,163,981
	DCM Shriram Ltd.	406,552	5,133,709
*	DCW Ltd.	1,010,913	496,102
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	571,878	5,160,051
	Deepak Nitrite Ltd.	338,316	8,212,436
	Delta Corp. Ltd.	789,578	1,977,225
*	DEN Networks Ltd.	336,600	146,261
*	Dhampur Bio Organics Ltd.	377,866	196,415
	Dhampur Sugar Mills Ltd.	516,754	1,472,454
*	Dhani Services Ltd.	1,230,931	645,164
	Dhanuka Agritech Ltd.	116,165	1,019,634
Ω	Dilip Buildcon Ltd.	266,608	794,591
*	Dish TV India Ltd.	7,787,708	1,109,630
*	Dishman Carbogen Amcis Ltd.	503,851	806,827
	Divi's Laboratories Ltd.	233,649	11,320,507
	Dixon Technologies India Ltd.	119,215	5,588,107
	DLF Ltd.	1,393,898	6,784,873
	Dollar Industries Ltd.	78,209	448,864
Ω	Dr Lal PathLabs Ltd.	132,515	3,866,147
	Dr Reddy's Laboratories Ltd., ADR	269,900	13,899,850
	Dr Reddy's Laboratories Ltd.	141,922	7,344,797
*	DRC Systems India Ltd.	17,460	4,751
*	Dredging Corp. of India Ltd.	38,599	135,255
	Dwarikesh Sugar Industries Ltd.	1,033,614	1,542,722
*	Dynamatic Technologies Ltd.	18,085	414,016
	eClerx Services Ltd.	137,287	3,775,840

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Edelweiss Financial Services Ltd.	3,161,290	$2,330,900
	Eicher Motors Ltd.	388,416	15,147,105
	EID Parry India Ltd.	855,318	6,069,833
*	EIH Associated Hotels	15,903	80,997
*	EIH Ltd.	1,006,021	1,936,299
	Electrosteel Castings Ltd.	1,414,245	647,098
	Elgi Equipments Ltd.	701,870	3,292,570
	Emami Ltd.	1,082,235	6,187,480
Ω	Endurance Technologies Ltd.	101,172	1,858,469
	Engineers India Ltd.	2,460,579	2,084,101
	EPL Ltd.	453,309	991,889
*Ω	Equitas Small Finance Bank Ltd.	985,192	558,751
Ω	Eris Lifesciences Ltd.	102,591	872,245
	ESAB India Ltd.	12,292	514,531
	Escorts Kubota Ltd.	360,320	7,867,129
	Everest Industries Ltd.	32,305	240,317
	Everest Kanto Cylinder Ltd.	268,986	577,895
	Excel Industries Ltd.	29,383	473,385
	Exide Industries Ltd.	3,867,612	7,756,028
*	FDC Ltd.	419,304	1,337,739
	Federal Bank Ltd.	17,469,274	23,597,620
*	Federal-Mogul Goetze India Ltd.	7,728	28,237
	FIEM Industries Ltd.	28,030	572,875
	Filatex India Ltd.	804,493	954,156
	Fine Organic Industries Ltd.	34,036	2,328,612
	Finolex Cables Ltd.	550,383	2,953,083
	Finolex Industries Ltd.	2,175,957	3,670,137
	Firstsource Solutions Ltd.	1,906,716	2,693,240
	Force Motors Ltd.	18,266	240,752
*	Fortis Healthcare Ltd.	1,952,057	6,883,930
*	Future Consumer Ltd.	995,208	22,684
	Gabriel India Ltd.	641,693	1,060,187
	GAIL India Ltd.	8,505,985	15,763,745
	Galaxy Surfactants Ltd.	29,084	1,134,122
*	Ganesh Housing Corp. Ltd.	17,806	67,238
	Garden Reach Shipbuilders & Engineers Ltd.	88,765	289,077
	Garware Technical Fibres Ltd.	62,155	2,587,485
	Gateway Distriparks Ltd.	1,882,656	1,732,789
*	Gati Ltd.	238,356	443,806
	GE Power India Ltd.	34,023	58,377
*	GE T&D India Ltd.	194,659	282,866
Ω	General Insurance Corp. of India	263,936	387,912
	Genus Power Infrastructures Ltd.	275,011	269,194
	Geojit Financial Services Ltd.	213,157	136,361
	GHCL Ltd.	749,719	6,083,022
	GIC Housing Finance Ltd.	243,093	416,410
	Gillette India Ltd.	36,506	2,408,171
	GlaxoSmithKline Pharmaceuticals Ltd.	89,541	1,592,911
	Glenmark Pharmaceuticals Ltd.	1,390,825	6,689,811
	GMM Pfaudler Ltd.	11,736	239,172
*	GMR Infrastructure Ltd.	289,728	136,464
	GOCL Corp. Ltd.	2,224	8,140
	Godawari Power & Ispat Ltd.	99,092	359,499
	Godfrey Phillips India Ltd.	149,857	2,165,569
Ω	Godrej Agrovet Ltd.	125,294	805,094
*	Godrej Consumer Products Ltd.	1,110,852	11,973,082
*	Godrej Industries Ltd.	334,110	1,880,170
*	Godrej Properties Ltd.	239,699	4,595,587
	Goodyear India Ltd.	37,199	445,613

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Granules India Ltd.	1,335,186	$5,021,114
	Graphite India Ltd.	473,828	2,556,901
	Grasim Industries Ltd.	862,044	17,188,521
	Grauer & Weil India Ltd.	289,019	230,263
	Gravita India Ltd.	58,620	214,812
	Great Eastern Shipping Co. Ltd.	658,424	3,938,606
	Greaves Cotton Ltd.	534,229	1,097,559
	Greenlam Industries Ltd.	83,372	375,674
	Greenpanel Industries Ltd.	316,654	1,770,171
	Greenply Industries Ltd.	387,215	897,287
	Grindwell Norton Ltd.	133,660	2,936,056
	Gujarat Alkalies & Chemicals Ltd.	266,388	2,537,097
	Gujarat Ambuja Exports Ltd.	756,297	2,902,440
	Gujarat Fluorochemicals Ltd.	255,503	10,815,242
	Gujarat Gas Ltd.	884,863	5,003,905
	Gujarat Industries Power Co. Ltd.	205,198	214,486
	Gujarat Mineral Development Corp. Ltd.	578,690	1,175,951
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,001,355	9,143,801
	Gujarat Pipavav Port Ltd.	1,952,315	1,919,454
	Gujarat State Fertilizers & Chemicals Ltd.	1,423,181	2,841,775
	Gujarat State Petronet Ltd.	2,278,726	6,680,501
	Gulf Oil Lubricants India Ltd.	125,702	666,952
*	Hathway Cable & Datacom Ltd.	1,884,450	402,519
	Hatsun Agro Product Ltd.	127,253	1,596,540
	Havells India Ltd.	653,764	10,340,123
	HBL Power Systems Ltd.	724,991	808,821
	HCL Technologies Ltd.	3,068,049	36,880,811
Ω	HDFC Asset Management Co. Ltd.	97,885	2,408,532
	HDFC Bank Ltd.	5,446,288	99,607,565
Ω	HDFC Life Insurance Co. Ltd.	611,549	4,290,714
*	HealthCare Global Enterprises Ltd.	101,701	347,654
	HEG Ltd.	78,554	1,175,242
	HeidelbergCement India Ltd.	603,543	1,402,452
	Heritage Foods Ltd.	114,886	407,888
	Hero MotoCorp Ltd.	519,140	18,462,462
	Hester Biosciences Ltd.	14,649	409,921
	HFCL Ltd.	7,186,548	6,050,945
	HG Infra Engineering Ltd.	118,827	893,669
	Hikal Ltd.	352,326	1,124,577
	HIL Ltd.	26,968	1,199,608
	Himadri Speciality Chemical Ltd.	1,578,999	1,626,578
	Himatsingka Seide Ltd.	115,825	170,536
	Hindalco Industries Ltd.	7,011,415	36,987,146
	Hinduja Global Solutions Ltd.	130,930	2,170,384
	Hindustan Aeronautics Ltd.	154,094	3,947,708
*	Hindustan Construction Co. Ltd.	2,655,838	447,983
	Hindustan Copper Ltd.	1,917,697	2,502,393
*	Hindustan Oil Exploration Co. Ltd.	239,595	529,046
	Hindustan Petroleum Corp. Ltd.	2,607,654	7,920,467
	Hindustan Unilever Ltd.	1,219,401	40,649,068
	Hindware Home Innovation Ltd.	10,742	46,890
	Hitachi Energy India Ltd.	33,347	1,363,279
	Hle Glascoat Ltd.	4,636	182,219
	Honda India Power Products Ltd.	18,212	357,573
	Honeywell Automation India Ltd.	7,684	3,894,692
	Housing Development Finance Corp. Ltd.	2,068,521	62,717,471
	Huhtamaki India Ltd.	117,198	288,142
	I G Petrochemicals Ltd.	87,801	698,639
	ICICI Bank Ltd., Sponsored ADR	4,405,288	91,541,885

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ICICI Bank Ltd.	701,916	$7,301,350
Ω	ICICI Lombard General Insurance Co. Ltd.	274,152	4,246,448
Ω	ICICI Prudential Life Insurance Co. Ltd.	502,428	3,531,732
Ω	ICICI Securities Ltd.	90,077	547,342
	ICRA Ltd.	5,728	282,150
*	IDFC First Bank Ltd.	24,101,003	11,425,786
	IDFC Ltd.	8,184,160	5,651,257
*	IFB Industries Ltd.	41,736	528,581
*	IFCI Ltd.	789,393	97,666
	Igarashi Motors India Ltd.	11,730	50,303
	IIFL Finance Ltd.	1,170,090	5,100,285
	IIFL Securities Ltd.	1,296,865	1,121,137
	IIFL Wealth Management Ltd.	194,212	4,146,535
	India Cements Ltd.	1,418,117	3,533,245
	India Glycols Ltd.	129,830	1,547,367
	India Nippon Electricals Ltd.	7,359	39,254
*	Indiabulls Housing Finance Ltd.	1,879,965	2,627,910
*	Indiabulls Real Estate Ltd.	1,659,451	1,525,996
Ω	IndiaMart InterMesh Ltd.	6,502	349,923
	Indian Bank	1,481,418	3,312,287
Ω	Indian Energy Exchange Ltd.	2,552,194	5,166,917
	Indian Hotels Co. Ltd.	2,112,383	7,033,984
	Indian Hume Pipe Co. Ltd.	47,254	93,008
	Indian Metals & Ferro Alloys Ltd.	58,479	218,491
	Indian Oil Corp. Ltd.	7,892,549	7,249,612
*	Indian Overseas Bank	3,669,010	804,752
	Indian Railway Catering & Tourism Corp. Ltd.	101,696	824,100
Ω	Indian Railway Finance Corp. Ltd.	120,442	31,345
	Indo Count Industries Ltd.	575,037	1,006,264
	Indoco Remedies Ltd.	232,566	1,138,555
	Indraprastha Gas Ltd.	1,003,975	4,395,824
	Indus Towers Ltd.	2,463,159	6,937,143
	IndusInd Bank Ltd.	837,781	11,057,533
	INEOS Styrolution India Ltd.	23,972	257,146
	Infibeam Avenues Ltd.	6,491,424	1,205,891
	Info Edge India Ltd.	73,855	4,053,912
#	Infosys Ltd., Sponsored ADR	3,016,528	58,792,131
	Infosys Ltd.	7,880,895	154,224,284
	Ingersoll Rand India Ltd.	33,716	703,353
*	Inox Leisure Ltd.	462,462	3,445,407
*	Inox Wind Energy Ltd.	21,442	140,176
*	Inox Wind Ltd.	293,707	329,789
*	Insecticides India Ltd.	39,097	511,855
	Intellect Design Arena Ltd.	485,527	3,885,040
*Ω	InterGlobe Aviation Ltd.	191,204	4,531,575
	IOL Chemicals & Pharmaceuticals Ltd.	105,036	475,285
	Ipca Laboratories Ltd.	834,115	10,600,052
*	IRB Infrastructure Developers Ltd.	959,739	2,585,198
Ω	IRCON International Ltd.	1,079,286	512,340
	ISGEC Heavy Engineering Ltd.	4,316	25,529
	ITC Ltd.	8,037,150	30,908,196
	ITD Cementation India Ltd.	624,766	645,835
*	ITI Ltd.	202,223	298,752
	J Kumar Infraprojects Ltd.	184,330	781,696
*	Jagran Prakashan Ltd.	669,824	467,087
	Jai Corp. Ltd.	424,199	649,614
*	Jaiprakash Associates Ltd.	8,020,665	752,538
*	Jaiprakash Power Ventures Ltd.	10,398,193	857,198
*	Jammu & Kashmir Bank Ltd.	1,874,888	688,338

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Jamna Auto Industries Ltd.	1,237,460	$1,975,823
	JB Chemicals & Pharmaceuticals Ltd.	263,900	5,894,445
	JBM Auto Ltd.	104,655	573,459
	Jindal Poly Films Ltd.	197,258	2,638,916
	Jindal Saw Ltd.	1,516,771	1,643,115
*	Jindal Stainless Hisar Ltd.	884,545	2,666,242
*	Jindal Stainless Ltd.	1,841,622	2,770,293
	Jindal Steel & Power Ltd.	2,995,135	14,707,748
	JK Cement Ltd.	194,253	6,143,382
	JK Lakshmi Cement Ltd.	388,505	2,175,412
	JK Paper Ltd.	984,305	4,313,255
	JK Tyre & Industries Ltd.	1,145,335	1,714,764
	JM Financial Ltd.	2,858,798	2,306,608
	JMC Projects India Ltd.	186,151	194,055
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	35,809	707,982
	JSW Energy Ltd.	3,416,532	10,335,998
	JSW Steel Ltd.	4,476,237	35,733,601
	JTEKT India Ltd.	317,308	339,977
	Jubilant Foodworks Ltd.	1,697,690	11,881,700
	Jubilant Ingrevia Ltd.	925,628	6,211,942
	Jubilant Pharmova Ltd.	901,830	4,115,384
	Jyothy Labs Ltd.	923,813	2,001,651
	Kajaria Ceramics Ltd.	659,602	9,830,370
	Kalpataru Power Transmission Ltd.	683,566	3,205,215
	Kalyani Steels Ltd.	197,445	745,121
	Kansai Nerolac Paints Ltd.	547,962	2,778,195
	Karnataka Bank Ltd.	1,568,361	1,400,334
	Karur Vysya Bank Ltd.	3,777,171	2,812,059
	Kaveri Seed Co. Ltd.	250,166	1,534,589
	KCP Ltd.	549,169	763,609
	KEC International Ltd.	893,542	5,178,955
	KEI Industries Ltd.	461,710	7,222,054
	Kennametal India Ltd.	18,371	533,640
*	Kesoram Industries Ltd.	277,801	166,265
	Kewal Kiran Clothing Ltd.	32,496	140,985
*	Kiri Industries Ltd.	222,954	1,344,699
	Kirloskar Brothers Ltd.	52,728	226,084
	Kirloskar Ferrous Industries Ltd.	244,626	619,344
	Kirloskar Oil Engines Ltd.	363,255	754,324
	Kitex Garments Ltd.	265,379	808,024
	KNR Constructions Ltd.	1,087,091	3,630,651
*	Kolte-Patil Developers Ltd.	192,289	647,675
	Kotak Mahindra Bank Ltd.	1,529,823	35,204,580
	KPIT Technologies Ltd.	1,607,981	11,178,319
	KPR Mill Ltd.	594,146	4,403,635
	KRBL Ltd.	568,267	1,758,163
	KSB Ltd.	56,489	1,048,185
	L&T Finance Holdings Ltd.	4,580,879	4,361,158
Ω	L&T Technology Services Ltd.	26,814	1,192,988
	LA Opala RG Ltd.	224,772	827,719
	Lakshmi Machine Works Ltd.	18,685	2,465,659
*††	Lanco Infratech Ltd.	978,499	695
Ω	Larsen & Toubro Infotech Ltd.	178,712	10,707,042
	Larsen & Toubro Ltd.	1,443,515	33,010,426
Ω	Laurus Labs Ltd.	773,061	5,102,223
*Ω	Lemon Tree Hotels Ltd.	1,039,954	870,481
	LG Balakrishnan & Bros Ltd.	186,569	1,659,020
	LIC Housing Finance Ltd.	2,555,119	12,444,215
	Linde India Ltd.	59,936	2,769,123

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	LT Foods Ltd.	2,031,289	$2,336,208
	Lumax Auto Technologies Ltd.	192,776	632,601
	Lumax Industries Ltd.	11,696	224,238
	Lupin Ltd.	1,206,863	9,795,499
	LUX Industries Ltd.	54,659	1,283,670
	Mahanagar Gas Ltd.	186,804	1,780,425
	Maharashtra Scooters Ltd.	1,324	65,435
	Maharashtra Seamless Ltd.	206,741	1,914,787
	Mahindra & Mahindra Financial Services Ltd.	4,800,125	11,370,623
	Mahindra & Mahindra Ltd.	2,550,757	37,578,257
	Mahindra CIE Automotive Ltd.	846,585	2,868,759
*	Mahindra Holidays & Resorts India Ltd.	628,261	1,871,236
	Mahindra Lifespace Developers Ltd.	468,378	2,363,168
Ω	Mahindra Logistics Ltd.	54,251	319,742
	Maithan Alloys Ltd.	79,661	952,560
	Man Infraconstruction Ltd.	634,388	685,553
	Manappuram Finance Ltd.	2,414,540	3,010,182
	Mangalam Cement Ltd.	84,892	324,250
*	Mangalore Refinery & Petrochemicals Ltd.	896,438	827,451
	Marico Ltd.	1,975,339	12,973,153
	Marksans Pharma Ltd.	2,128,497	1,314,559
	Maruti Suzuki India Ltd.	80,611	8,962,609
Ω	MAS Financial Services Ltd.	70,459	484,627
	Mastek Ltd.	89,819	2,393,640
*	Max Financial Services Ltd.	399,235	4,328,937
*	Max Healthcare Institute Ltd.	831,397	3,865,649
*	Max Ventures & Industries Ltd.	128,137	168,998
	Mayur Uniquoters Ltd.	152,347	794,261
	Mazagon Dock Shipbuilders Ltd.	110,262	387,628
*	Meghmani Finechem Ltd.	97,026	1,861,716
	Meghmani Organics Ltd.	1,241,459	2,016,059
Ω	Metropolis Healthcare Ltd.	95,191	1,917,529
	Minda Corp. Ltd.	552,395	1,558,088
	Minda Industries Ltd.	1,090,153	7,036,733
	Mindtree Ltd.	220,637	9,554,074
*	Mirza International Ltd.	333,665	1,050,995
Ω	Mishra Dhatu Nigam Ltd.	388,811	827,475
	MM Forgings Ltd.	51,524	632,272
	MOIL Ltd.	694,996	1,375,949
	Monte Carlo Fashions Ltd.	64,272	610,119
*	Morepen Laboratories Ltd.	2,053,442	940,534
	Motherson Sumi Systems Ltd.	5,083,615	8,224,466
*	Motherson Sumi Wiring India Ltd.	5,083,615	4,951,990
	Motilal Oswal Financial Services Ltd.	309,230	2,987,611
	Mphasis Ltd.	590,806	17,315,555
	MRF Ltd.	10,567	11,166,116
	Mrs Bectors Food Specialities Ltd.	33,089	131,886
	MSTC Ltd.	103,629	327,477
	Mukand Ltd.	25,139	34,784
	Multi Commodity Exchange of India Ltd.	107,081	1,888,516
	Muthoot Finance Ltd.	861,276	11,672,105
	Nahar Spinning Mills Ltd.	63,815	265,541
*	Narayana Hrudayalaya Ltd.	133,273	1,102,643
	Natco Pharma Ltd.	555,574	4,793,133
	National Aluminium Co. Ltd.	11,518,671	11,378,572
*	National Fertilizers Ltd.	345,396	200,925
	Nava Ltd.	852,633	2,167,176
	Navin Fluorine International Ltd.	109,721	6,090,001
	Navneet Education Ltd.	655,288	896,286

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NBCC India Ltd.	3,683,717	$1,539,135
	NCC Ltd.	2,909,571	2,162,234
	NCL Industries Ltd.	129,237	284,953
	NELCO Ltd.	41,791	340,790
	Neogen Chemicals Ltd.	46,501	803,873
	NESCO Ltd.	149,861	1,121,894
	Nestle India Ltd.	86,732	21,230,300
*	Network18 Media & Investments Ltd.	834,884	686,325
	Neuland Laboratories Ltd.	15,177	249,040
	Newgen Software Technologies Ltd.	57,578	270,839
	NHPC Ltd.	9,077,944	3,932,984
	NIIT Ltd.	702,179	3,260,582
	Nilkamal Ltd.	48,172	1,208,300
Ω	Nippon Life India Asset Management Ltd.	58,465	206,475
	NLC India Ltd.	749,864	646,012
	NMDC Ltd.	2,720,359	3,711,225
	NOCIL Ltd.	977,489	3,408,877
	Novartis India Ltd.	15,101	138,156
	NRB Bearings Ltd.	425,007	738,637
	NTPC Ltd.	8,519,371	16,465,475
	Nucleus Software Exports Ltd.	64,922	339,980
	Oberoi Realty Ltd.	469,771	5,418,034
	Oil & Natural Gas Corp. Ltd.	5,507,685	9,353,267
	Oil India Ltd.	1,230,634	2,960,712
*	Olectra Greentech Ltd.	55,373	447,291
*	Omaxe Ltd.	387,726	528,511
	OnMobile Global Ltd.	288,077	479,530
	Oracle Financial Services Software Ltd.	104,825	4,175,164
	Orient Cement Ltd.	1,070,141	1,574,245
	Orient Electric Ltd.	456,754	1,502,832
	Orient Paper & Industries Ltd.	827,420	287,542
	Oriental Aromatics Ltd.	25,737	186,701
	Oriental Carbon & Chemicals Ltd.	22,883	257,671
*	Oriental Hotels Ltd.	74,878	59,739
	Page Industries Ltd.	26,237	16,277,963
	Paisalo Digital Ltd.	777,865	714,945
	Panama Petrochem Ltd.	213,758	757,904
Ω	Parag Milk Foods Ltd.	66,980	77,258
*	Patel Engineering Ltd.	975,596	286,821
*	PC Jeweller Ltd.	619,902	368,329
	PCBL Ltd.	1,868,564	2,877,785
	Persistent Systems Ltd.	341,184	15,665,267
	Petronet LNG Ltd.	4,724,301	13,115,719
	Pfizer Ltd.	58,611	3,094,911
	Phoenix Mills Ltd.	346,738	5,447,738
	PI Industries Ltd.	405,556	15,828,985
	Pidilite Industries Ltd.	359,576	11,154,657
	Piramal Enterprises Ltd.	339,839	7,634,920
*Ω	PNB Housing Finance Ltd.	158,265	702,218
	PNC Infratech Ltd.	449,326	1,447,498
	Poly Medicure Ltd.	92,758	860,639
	Polyplex Corp. Ltd.	169,878	5,042,374
	Poonawalla Fincorp Ltd.	327,620	1,110,902
	Power Finance Corp. Ltd.	6,100,056	8,956,545
	Power Grid Corp. of India Ltd.	7,094,492	19,230,274
*	Power Mech Projects Ltd.	21,025	245,057
	Praj Industries Ltd.	799,572	4,012,473
*	Prakash Industries Ltd.	736,654	493,072
Ω	Prataap Snacks Ltd.	18,351	168,256

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Precision Camshafts Ltd.	33,758	$55,950
	Prestige Estates Projects Ltd.	911,810	4,766,298
*	Pricol Ltd.	755,264	1,439,061
*	Prime Focus Ltd.	42,494	37,085
	Prince Pipes & Fittings Ltd.	222,129	1,700,585
*	Prism Johnson Ltd.	931,379	1,430,924
	Privi Speciality Chemicals Ltd.	26,844	425,489
	Procter & Gamble Health Ltd.	48,427	2,705,769
	Procter & Gamble Hygiene & Health Care Ltd.	29,729	5,424,510
	PSP Projects Ltd.	120,314	940,617
*	PTC India Financial Services Ltd.	960,779	183,656
	PTC India Ltd.	1,916,126	2,012,777
	Punjab National Bank	6,692,535	2,660,673
*	Puravankara Ltd.	86,487	103,799
*	PVR Ltd.	245,282	6,681,418
Ω	Quess Corp. Ltd.	214,248	1,599,004
Ω	Quick Heal Technologies Ltd.	26,089	68,720
	Radico Khaitan Ltd.	485,766	5,787,770
	Rain Industries Ltd.	1,747,531	3,916,678
	Rajesh Exports Ltd.	567,703	4,261,760
	Rallis India Ltd.	649,758	1,741,604
*	Ramco Cements Ltd.	604,216	5,585,451
*	Ramco Industries Ltd.	190,145	463,035
	Ramkrishna Forgings Ltd.	378,892	858,000
	Rane Holdings Ltd.	27,459	234,377
	Rashtriya Chemicals & Fertilizers Ltd.	1,922,250	2,131,895
	Ratnamani Metals & Tubes Ltd.	101,769	2,177,081
*	RattanIndia Power Ltd.	1,728,649	85,335
	Raymond Ltd.	258,268	3,132,299
*Ω	RBL Bank Ltd.	2,731,574	3,195,281
	REC Ltd.	9,913,629	16,436,110
	Redington India Ltd.	5,824,568	9,176,313
	Relaxo Footwears Ltd.	240,236	2,991,270
	Reliance Industrial Infrastructure Ltd.	55,253	686,286
	Reliance Industries Ltd.	5,900,601	187,496,359
*	Reliance Infrastructure Ltd.	485,021	723,244
*	Reliance Power Ltd.	17,689,317	2,863,523
	Repco Home Finance Ltd.	293,077	557,621
	Rhi Magnesita India Ltd.	130,296	854,339
	Rico Auto Industries Ltd.	275,170	160,804
	RITES Ltd.	274,320	913,194
	Route Mobile Ltd.	80,764	1,449,674
*	RPSG Ventures Ltd.	30,328	201,932
*	RSWM Ltd.	134,114	670,513
	Rupa & Co. Ltd.	247,150	1,170,273
	Sagar Cements Ltd.	165,495	371,519
	Sandhar Technologies Ltd.	82,289	256,140
	Sangam India Ltd.	67,161	226,170
*	Sanghi Industries Ltd.	103,429	48,338
*	Sanghvi Movers Ltd.	39,826	122,767
	Sanofi India Ltd.	52,233	4,175,735
	Sarda Energy & Minerals Ltd.	68,639	826,067
	Saregama India Ltd.	243,647	1,290,984
	Sasken Technologies Ltd.	10,302	101,771
*	Satin Creditcare Network Ltd.	222,790	327,932
	Savita Oil Technologies Ltd.	26,557	407,770
	SBI Cards & Payment Services Ltd.	186,463	2,210,188
Ω	SBI Life Insurance Co. Ltd.	337,384	5,525,185
	Schaeffler India Ltd.	146,940	5,144,379

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Schneider Electric Infrastructure Ltd.	118,825	$166,121
*	SEAMEC Ltd.	20,246	218,154
*	SEPC Ltd.	1,469,991	144,424
	Sequent Scientific Ltd.	371,006	605,465
	Seshasayee Paper & Boards Ltd.	55,063	148,832
Ω	SH Kelkar & Co. Ltd.	363,066	638,986
	Shakti Pumps India Ltd.	26,401	158,017
	Shankara Building Products Ltd.	46,427	415,506
	Sharda Cropchem Ltd.	279,570	1,837,415
	Sharda Motor Industries Ltd.	40,375	381,273
*	Sheela Foam Ltd.	29,800	1,060,245
	Shilpa Medicare Ltd.	113,371	590,452
	Shipping Corp. of India Ltd.	1,289,688	1,697,388
*	Shoppers Stop Ltd.	101,117	749,757
	Shree Cement Ltd.	32,017	8,280,497
*	Shree Renuka Sugars Ltd.	3,250,199	2,042,733
	Shriram City Union Finance Ltd.	38,758	948,625
	Shriram Transport Finance Co. Ltd.	1,016,619	17,824,069
	Siemens Ltd.	131,632	4,497,965
*	Sintex Plastics Technology Ltd.	1,724,332	81,530
*	SIS Ltd.	155,734	880,857
	Siyaram Silk Mills Ltd.	129,820	872,668
	SKF India Ltd.	118,512	6,307,624
*	SML ISUZU Ltd.	185	1,670
*	Snowman Logistics Ltd.	47,354	18,334
	Sobha Ltd.	431,906	3,826,945
	Solar Industries India Ltd.	134,559	4,677,914
	Solara Active Pharma Sciences Ltd.	61,497	299,055
*	Somany Ceramics Ltd.	80,372	639,791
	Sonata Software Ltd.	359,491	3,211,257
*	South Indian Bank Ltd.	7,842,024	783,223
	SP Apparels Ltd.	6,527	31,104
*	Spandana Sphoorty Financial Ltd.	3,005	16,293
*	SpiceJet Ltd.	68,663	33,138
	SRF Ltd.	770,475	23,697,671
*	Star Cement Ltd.	409,123	450,028
	State Bank of India	2,905,882	19,446,730
	State Bank of India,GDR	17,632	1,178,706
	Steel Authority of India Ltd.	6,987,088	6,826,800
*	Sterling & Wilson Renewable	85,019	307,587
	Sterlite Technologies Ltd.	1,116,079	2,007,397
	Strides Pharma Science Ltd.	409,296	1,718,085
	Stylam Industries Ltd.	16,691	236,345
	Subex Ltd.	615,352	206,292
	Subros Ltd.	152,682	658,005
	Sudarshan Chemical Industries Ltd.	241,078	1,440,880
	Sumitomo Chemical India Ltd.	62,781	358,530
	Sun Pharmaceutical Industries Ltd.	2,219,647	26,485,421
	Sun TV Network Ltd.	926,220	5,536,746
	Sundaram Finance Holdings Ltd.	135,063	134,642
	Sundaram Finance Ltd.	134,181	3,487,089
	Sundaram-Clayton Ltd.	16,895	995,907
	Sundram Fasteners Ltd.	641,277	6,748,048
*	Sunflag Iron & Steel Co.	155,299	164,015
	Sunteck Realty Ltd.	413,017	2,707,502
	Suprajit Engineering Ltd.	434,101	1,869,468
	Supreme Industries Ltd.	358,712	8,545,871
	Supreme Petrochem Ltd.	233,425	2,505,217
	Surya Roshni Ltd.	142,662	693,740

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sutlej Textiles & Industries Ltd.	406,579	$329,379
	Suven Pharmaceuticals Ltd.	964,461	5,919,961
*	Suzlon Energy Ltd.	17,562,186	1,488,706
	Swan Energy Ltd.	39,795	106,588
	Swaraj Engines Ltd.	34,416	695,723
	Symphony Ltd.	75,956	903,578
Ω	Syngene International Ltd.	737,928	5,308,281
	Tamil Nadu Newsprint & Papers Ltd.	127,748	359,685
	Tamilnadu Petroproducts Ltd.	504,938	620,883
	Tanla Platforms Ltd.	254,352	2,236,780
*	TARC Ltd.	261,467	124,651
	Tasty Bite Eatables Ltd.	1,460	216,447
	Tata Chemicals Ltd.	1,308,129	15,079,030
	Tata Coffee Ltd.	638,032	1,787,932
	Tata Communications Ltd.	572,974	7,581,453
	Tata Consultancy Services Ltd.	2,319,216	97,012,900
	Tata Consumer Products Ltd.	1,911,440	19,612,687
	Tata Elxsi Ltd.	129,291	14,251,821
	Tata Metaliks Ltd.	101,490	892,676
#*	Tata Motors Ltd., Sponsored ADR	93,046	2,653,672
*	Tata Motors Ltd.	6,741,020	38,432,261
	Tata Power Co. Ltd.	3,799,991	10,704,888
	Tata Steel Long Products Ltd.	54,241	405,014
	Tata Steel Ltd.	30,327,653	41,354,690
*	Tata Teleservices Maharashtra Ltd.	62,448	85,093
	TCI Express Ltd.	90,105	2,006,019
*Ω	TCNS Clothing Co. Ltd.	8,176	60,199
	TD Power Systems Ltd.	79,420	569,033
	Tech Mahindra Ltd.	1,966,568	26,183,938
	Techno Electric & Engineering Co. Ltd.	389,878	1,452,682
*Ω	Tejas Networks Ltd.	16,006	96,104
	Texmaco Rail & Engineering Ltd.	684,905	377,063
	Thermax Ltd.	150,123	3,902,541
	Thirumalai Chemicals Ltd.	682,892	1,957,917
*	Thomas Cook India Ltd.	609,384	517,660
Ω	Thyrocare Technologies Ltd.	64,929	522,622
	Tide Water Oil Co. India Ltd.	36,684	469,599
*	Tilaknagar Industries Ltd.	137,744	134,675
	Time Technoplast Ltd.	1,265,490	1,718,231
	Timken India Ltd.	147,435	5,550,280
	Tinplate Co. of India Ltd.	377,823	1,406,699
*	Titagarh Wagons Ltd.	232,016	372,013
	Titan Co. Ltd.	784,217	23,384,599
	Torrent Pharmaceuticals Ltd.	480,560	9,261,228
	Torrent Power Ltd.	935,601	6,217,323
	Tourism Finance Corp. of India Ltd.	147,386	102,679
	Transport Corp. of India Ltd.	307,162	2,704,294
	Trent Ltd.	80,071	1,284,817
	Trident Ltd.	10,150,783	5,101,541
	Triveni Engineering & Industries Ltd.	761,264	2,446,774
	Triveni Turbine Ltd.	637,300	1,380,999
	TTK Prestige Ltd.	239,539	2,705,720
	Tube Investments of India Ltd.	470,598	12,385,489
	TV Today Network Ltd.	234,605	828,212
*	TV18 Broadcast Ltd.	4,350,594	2,045,533
	TVS Motor Co. Ltd.	619,527	7,093,765
	TVS Srichakra Ltd.	25,312	626,597
	Uflex Ltd.	361,822	2,837,130
	Ugar Sugar Works Ltd.	233,317	172,551

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ugro Capital Ltd.	82,657	$179,828
*	Ujjivan Financial Services Ltd.	294,485	644,350
*Ω	Ujjivan Small Finance Bank Ltd.	557,484	135,569
	UltraTech Cement Ltd.	282,218	23,339,679
	Unichem Laboratories Ltd.	257,493	965,162
	Union Bank of India Ltd.	6,698,919	3,249,238
	United Breweries Ltd.	131,346	2,702,962
*	United Spirits Ltd.	859,065	8,465,951
	UPL Ltd.	3,236,724	30,316,279
	Usha Martin Ltd.	996,367	1,830,250
	UTI Asset Management Co. Ltd.	15,070	132,096
*	VA Tech Wabag Ltd.	320,573	975,756
	Vaibhav Global Ltd.	177,074	670,373
	Vakrangee Ltd.	2,624,025	931,096
*Ω	Valiant Organics Ltd.	4,998	42,266
	Vardhman Textiles Ltd.	1,074,087	4,132,283
*Ω	Varroc Engineering Ltd.	153,634	683,084
	Varun Beverages Ltd.	388,115	4,329,709
	Vedanta Ltd.	2,527,461	8,140,577
	Venky's India Ltd.	36,538	933,996
	Vesuvius India Ltd.	23,053	336,584
	V-Guard Industries Ltd.	1,029,491	2,955,599
	Vimta Labs Ltd.	43,034	212,618
	Vinati Organics Ltd.	177,725	4,917,921
	Vindhya Telelinks Ltd.	26,864	364,012
	Visaka Industries Ltd.	36,511	234,124
*	V-Mart Retail Ltd.	33,651	1,184,630
*	Vodafone Idea Ltd.	29,375,606	3,241,397
	Voltamp Transformers Ltd.	13,914	615,096
	Voltas Ltd.	138,445	1,755,277
	VRL Logistics Ltd.	283,368	2,260,006
	VST Industries Ltd.	31,496	1,273,378
	VST Tillers Tractors Ltd.	24,540	820,704
	Welspun Corp. Ltd.	1,183,100	3,380,884
	Welspun Enterprises Ltd.	459,779	588,763
	Welspun India Ltd.	3,072,052	2,724,592
	West Coast Paper Mills Ltd.	431,778	2,317,744
*	Westlife Development Ltd.	89,993	671,189
	Wheels India Ltd.	43,289	395,820
	Whirlpool of India Ltd.	120,592	2,706,141
	Wipro Ltd.	4,241,902	22,647,336
*	Wockhardt Ltd.	304,296	852,012
*	Wonderla Holidays Ltd.	66,230	201,034
*	Yes Bank Ltd.	12,651,241	2,401,033
	Zee Entertainment Enterprises Ltd.	7,562,473	23,546,897
*	Zee Media Corp. Ltd.	3,053,430	590,370
	Zensar Technologies Ltd.	619,238	1,939,650
	ZF Commercial Vehicle Control Systems India Ltd.	596	64,442
	Zydus Lifesciences Ltd.	1,126,403	4,938,009
	Zydus Wellness Ltd.	48,006	981,792
TOTAL INDIA			3,896,148,377
INDONESIA — (2.1%)
	ABM Investama Tbk PT	2,924,500	516,355
	Ace Hardware Indonesia Tbk PT	54,620,500	2,615,526
	Adaro Energy Tbk PT	98,346,200	21,594,679
*	Adhi Karya Persero Tbk PT	14,175,279	707,558
*	Adi Sarana Armada Tbk PT	8,817,500	994,427
*	Agung Semesta Sejahtera Tbk PT	29,109,300	98,174

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	AKR Corporindo Tbk PT	56,449,000	$4,766,106
*	Alam Sutera Realty Tbk PT	84,614,800	948,166
*	Allo Bank Indonesia Tbk PT	345,700	82,327
	Aneka Gas Industri Tbk PT	1,004,800	161,357
	Aneka Tambang Tbk	26,239,219	3,466,236
	Arwana Citramulia Tbk PT	21,783,200	1,474,982
	Ashmore Asset Management Indonesia Tbk PT	1,446,100	131,642
	Astra Agro Lestari Tbk PT	4,655,222	3,031,403
	Astra International Tbk PT	51,855,500	22,147,377
	Astra Otoparts Tbk PT	4,603,300	361,470
*	Asuransi Maximus Graha Persada Tbk PT	1,160,200	10,112
*††	Bakrie Telecom Tbk PT	35,294,139	22,308
*	Bank Amar Indonesia Tbk PT	5,055,800	100,285
	Bank BTPN Syariah Tbk PT	9,804,900	1,860,345
*	Bank Bukopin Tbk PT	116,490,988	1,509,519
*	Bank Capital Indonesia Tbk PT	31,702,000	329,138
	Bank Central Asia Tbk PT	92,429,500	45,961,484
*	Bank China Construction Bank Indonesia Tbk PT	17,420,100	106,842
*	Bank Ganesha Tbk PT	2,476,700	21,225
*	Bank Ina Perdana PT	2,332,500	617,962
*	Bank Jago Tbk PT	2,794,500	1,996,971
	Bank Mandiri Persero Tbk PT	39,149,736	21,914,386
*	Bank Mayapada International Tbk PT	3,397,500	136,338
	Bank Maybank Indonesia Tbk PT	8,955,900	165,488
*	Bank MNC Internasional Tbk PT	18,159,800	165,449
*	Bank Nationalnobu Tbk PT	2,676,400	97,486
	Bank Negara Indonesia Persero Tbk PT	16,698,130	8,861,958
	Bank OCBC Nisp Tbk PT	1,464,200	63,189
	Bank Pan Indonesia Tbk PT	35,073,500	4,234,392
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	30,677,657	2,772,669
	Bank Pembangunan Daerah Jawa Timur Tbk PT	34,514,600	1,652,589
	Bank Rakyat Indonesia Persero Tbk PT	71,249,459	21,032,327
	Bank Syariah Indonesia Tbk PT	11,492,500	1,268,453
	Bank Tabungan Negara Persero Tbk PT	39,044,235	3,876,839
	Barito Pacific Tbk PT	145,622,200	8,845,941
	Bayan Resources Tbk PT	368,000	1,686,573
*	Bekasi Fajar Industrial Estate Tbk PT	27,359,100	254,632
	BFI Finance Indonesia Tbk PT	59,750,300	4,766,804
*	Bintang Oto Global Tbk PT	10,539,500	927,338
	BISI International Tbk PT	11,631,812	1,247,553
	Blue Bird Tbk PT	3,820,000	441,796
*	Buana Lintas Lautan Tbk PT	119,322,800	1,174,837
	Bukit Asam Tbk PT	27,469,900	7,975,219
*	Bumi Resources Minerals Tbk PT	32,701,500	516,210
*	Bumi Serpong Damai Tbk PT	58,477,200	3,631,921
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	82,248
*	Capital Financial Indonesia Tbk PT	2,827,500	153,447
	Catur Sentosa Adiprana Tbk PT	864,200	40,184
	Charoen Pokphand Indonesia Tbk PT	27,452,960	10,367,945
Ω	Cikarang Listrindo Tbk PT	7,638,100	350,284
	Ciputra Development Tbk PT	90,452,415	5,643,845
*	Citra Marga Nusaphala Persada Tbk PT	20,081,671	2,746,668
*	City Retail Developments Tbk PT	11,633,200	114,127
*	Delta Dunia Makmur Tbk PT	53,061,300	1,403,751
	Dharma Satya Nusantara Tbk PT	32,818,900	1,174,682
*	Eagle High Plantations Tbk PT	23,402,400	110,565
*	Elang Mahkota Teknologi Tbk PT	27,983,800	3,547,141
	Elnusa Tbk PT	28,809,900	587,184
	Erajaya Swasembada Tbk PT	79,857,300	2,686,332

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	FKS Food Sejahtera Tbk PT	23,120,839	$221,152
	Gajah Tunggal Tbk PT	11,013,700	523,614
*††	Garuda Indonesia Persero Tbk PT	15,382,253	43,168
	Garudafood Putra Putri Jaya Tbk PT	22,245,900	802,552
	Gudang Garam Tbk PT	2,695,500	5,061,308
*††	Hanson International Tbk PT	637,185,300	0
	Harum Energy Tbk PT	16,596,900	2,069,195
	Hexindo Adiperkasa Tbk PT	974,456	404,374
	Impack Pratama Industri Tbk PT	3,420,400	917,736
	Indah Kiat Pulp & Paper Tbk PT	17,317,000	8,880,172
*	Indika Energy Tbk PT	22,114,000	3,986,484
	Indo Tambangraya Megah Tbk PT	3,763,300	10,056,942
	Indocement Tunggal Prakarsa Tbk PT	5,267,400	3,307,552
*	Indofarma Persero Tbk PT	96,400	6,959
	Indofood CBP Sukses Makmur Tbk PT	5,431,700	3,233,089
	Indofood Sukses Makmur Tbk PT	31,320,600	14,365,203
	Indomobil Sukses Internasional Tbk PT	2,941,700	160,724
	Indosat Tbk PT	5,556,100	2,503,713
*	Indosterling Technomedia Tbk PT	200	105
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	45,248,488	2,761,423
*††	Inovisi Infracom Tbk PT	2,876,678	0
	Integra Indocabinet Tbk PT	13,078,500	533,865
*††	Inti Agri Resources Tbk PT	10,879,700	6,877
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	23,048
*	Intiland Development Tbk PT	15,001,800	149,757
	Jaccs Mitra Pinasthika Mustika Tbk PT	10,151,700	673,903
	Japfa Comfeed Indonesia Tbk PT	51,582,300	5,029,923
*	Jasa Marga Persero Tbk PT	9,986,458	2,398,797
	Jaya Real Property Tbk PT	5,813,800	189,637
	Kalbe Farma Tbk PT	79,564,400	8,694,217
*	Kapuas Prima Coal Tbk PT	37,262,800	203,474
*	Kawasan Industri Jababeka Tbk PT	148,103,245	1,627,832
	KMI Wire & Cable Tbk PT	28,325,800	622,757
*	Krakatau Steel Persero Tbk PT	36,243,937	948,212
*	Kresna Graha Investama Tbk PT	38,686,300	130,425
	Lautan Luas Tbk PT	329,800	30,248
	Link Net Tbk PT	6,491,100	2,034,771
	Lippo Cikarang Tbk PT	17,730,905	1,357,225
*	Lippo Karawaci Tbk PT	359,166,062	2,543,658
*	M Cash Integrasi PT	90,400	70,254
	Mahkota Group Tbk PT	1,511,200	89,692
*	Malindo Feedmill Tbk PT	5,480,200	225,632
*	Map Aktif Adiperkasa PT	1,276,300	279,142
	Matahari Department Store Tbk PT	7,123,500	2,182,541
*	Matahari Putra Prima Tbk PT	13,548,500	203,071
	Mayora Indah Tbk PT	22,798,725	2,705,843
	MD Pictures Tbk PT	480,900	84,974
*	Medco Energi Internasional Tbk PT	69,082,660	2,854,841
	Media Nusantara Citra Tbk PT	61,063,293	4,350,317
	Medikaloka Hermina Tbk PT	34,301,800	3,322,074
*	Mega Manunggal Property Tbk PT	4,549,500	156,490
*	Merdeka Copper Gold Tbk PT	24,707,362	6,780,894
*	Metro Healthcare Indonesia Tbk PT	43,855,400	1,478,594
	Metrodata Electronics Tbk PT	28,581,600	1,146,920
	Metropolitan Kentjana Tbk PT	11,400	17,447
*	Mitra Adiperkasa Tbk PT	89,194,000	5,357,416
	Mitra Keluarga Karyasehat Tbk PT	15,827,300	2,658,139
*	MNC Kapital Indonesia Tbk PT	46,668,700	400,404
*	MNC Land Tbk PT	102,637,700	643,796

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	MNC Studios International Tbk PT	4,353,900	$1,694,998
*	MNC Vision Networks Tbk PT	107,138,400	780,616
*	Mulia Industrindo Tbk PT	3,954,000	164,108
*	Multipolar Tbk PT	72,547,300	840,261
*	NFC Indonesia Tbk PT	130,200	80,764
	Nippon Indosari Corpindo Tbk PT	19,741,289	1,710,482
	Pabrik Kertas Tjiwi Kimia Tbk PT	7,090,900	3,052,721
*	Pacific Strategic Financial Tbk PT	12,766,300	925,261
	Pakuwon Jati Tbk PT	111,346,400	3,425,405
	Panin Financial Tbk PT	150,720,000	3,985,180
*	Paninvest Tbk PT	7,925,300	446,300
*	Pelayaran Tamarin Samudra Tbk PT	15,253,600	51,420
	Perusahaan Gas Negara Tbk PT	44,017,800	4,997,533
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	28,074,700	2,386,650
*	Pollux Properti Indonesia Tbk PT	2,459,400	66,982
*††	Pool Advista Indonesia Tbk PT	8,941,700	5,652
*	PP Persero Tbk PT	26,055,290	1,602,144
	Prodia Widyahusada Tbk PT	180,500	79,082
	Puradelta Lestari Tbk PT	50,299,100	552,803
	Ramayana Lestari Sentosa Tbk PT	17,794,300	696,360
	Resource Alam Indonesia Tbk PT	1,519,900	63,577
*††	Rimo International Lestari Tbk PT	151,291,900	95,625
	Salim Ivomas Pratama Tbk PT	30,677,000	972,834
	Sampoerna Agro Tbk PT	5,071,559	746,305
	Samudera Indonesia Tbk PT	10,487,200	1,827,346
*	Sarana Meditama Metropolitan Tbk PT	3,268,300	94,393
	Sarana Menara Nusantara Tbk PT	46,861,800	3,713,305
	Sariguna Primatirta Tbk PT	14,125,600	441,967
	Sawit Sumbermas Sarana Tbk PT	31,536,700	3,201,083
*††	Sekawan Intipratama Tbk PT	2,876,400	0
	Selamat Sempurna Tbk PT	16,582,900	1,454,752
*	Semen Baturaja Persero Tbk PT	11,332,500	365,463
	Semen Indonesia Persero Tbk PT	12,870,800	5,671,451
	Siloam International Hospitals Tbk PT	21,897,100	1,484,641
*	Sinar Mas Multiartha Tbk PT	278,500	224,096
*	Smartfren Telecom Tbk PT	136,028,400	899,061
*††	Sri Rejeki Isman Tbk PT	96,691,300	178,454
	Steel Pipe Industry of Indonesia PT	16,408,800	314,420
*††	Sugih Energy Tbk PT	58,447,900	36,942
	Sumber Alfaria Trijaya Tbk PT	18,872,600	2,389,203
	Summarecon Agung Tbk PT	76,726,247	3,135,340
	Surya Citra Media Tbk PT	149,714,200	2,223,063
	Surya Esa Perkasa Tbk PT	34,493,300	2,407,858
*	Surya Semesta Internusa Tbk PT	32,063,800	813,540
*††	Suryainti Permata Tbk PT	3,098,000	0
	Telkom Indonesia Persero Tbk PT	55,290,600	15,792,103
#	Telkom Indonesia Persero Tbk PT, ADR	548,463	15,631,196
	Temas Tbk PT	1,508,400	251,867
	Tempo Scan Pacific Tbk PT	2,289,400	212,992
	Timah Tbk PT	27,816,667	2,742,428
*††	Tiphone Mobile Indonesia Tbk PT	17,703,800	59,679
	Tower Bersama Infrastructure Tbk PT	37,694,700	7,815,055
*††	Trada Alam Minera Tbk PT	173,119,000	109,421
*	Transcoal Pacific Tbk PT	2,030,300	1,444,104
	Trias Sentosa Tbk PT	3,690,500	186,541
	Triputra Agro Persada PT	12,170,400	586,569
	Tunas Baru Lampung Tbk PT	24,124,500	1,252,934
	Tunas Ridean Tbk PT	8,038,500	845,445
	Ultrajaya Milk Industry & Trading Co. Tbk PT	11,916,400	1,169,130

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Unilever Indonesia Tbk PT	20,003,200	$6,090,948
	United Tractors Tbk PT	11,208,146	24,494,412
*	Vale Indonesia Tbk PT	10,981,750	4,533,023
*††	Waskita Beton Precast Tbk PT	48,306,300	232,046
*	Waskita Karya Persero Tbk PT	51,693,257	1,798,441
	Wijaya Karya Beton Tbk PT	26,786,300	368,630
*	Wijaya Karya Persero Tbk PT	23,930,022	1,511,126
	XL Axiata Tbk PT	37,174,000	5,950,482
TOTAL INDONESIA			517,243,351
MALAYSIA — (1.6%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,198,485	764,814
	Able Global Bhd	359,700	103,518
#	Aeon Co. M Bhd	3,658,100	1,176,623
	AEON Credit Service M Bhd	868,340	2,803,888
	AFFIN Bank Bhd	3,692,165	1,769,529
	Ajinomoto Malaysia Bhd	32,600	87,625
#	Alliance Bank Malaysia Bhd	7,867,000	6,157,051
	Allianz Malaysia Bhd	109,400	314,727
	AME Elite Consortium Bhd	166,900	62,300
	AMMB Holdings Bhd	7,691,250	6,748,393
*	Ancom Nylex Bhd	2,110,600	470,216
#	Ann Joo Resources Bhd	1,231,200	313,243
#	Astro Malaysia Holdings Bhd	2,871,500	577,783
	Axiata Group Bhd	10,334,435	6,664,474
*	Bahvest Resources Bhd	931,700	71,205
	Batu Kawan Bhd	398,650	2,079,591
*	Berjaya Assets Bhd	1,232,400	78,913
#*	Berjaya Corp. Bhd	25,790,413	1,420,429
	Berjaya Food Bhd	480,400	425,643
*	Berjaya Land Bhd	2,070,900	97,817
#*	Bermaz Auto Bhd	3,629,800	1,444,712
#	Beshom Holdings Bhd	1,680,022	563,148
#	BIMB Holdings Bhd	3,660,259	2,213,578
#*	Boustead Holdings Bhd	5,698,331	994,689
#	Boustead Plantations Bhd	5,622,400	1,031,087
#	British American Tobacco Malaysia Bhd	819,100	2,011,062
*	Bumi Armada Bhd	28,840,250	2,474,488
	Bursa Malaysia Bhd	2,744,300	4,027,712
	Cahya Mata Sarawak Bhd	4,265,200	897,594
#	Carlsberg Brewery Malaysia Bhd, Class B	676,100	3,423,139
*††	Carotech Bhd	44,425	0
	CB Industrial Product Holding Bhd	2,888,820	827,039
	CIMB Group Holdings Bhd	11,354,876	13,302,970
*	Coastal Contracts Bhd	1,003,000	384,104
#	Comfort Glove Bhd	533,700	61,814
#	CSC Steel Holdings Bhd	1,264,100	338,367
#*	Cypark Resources Bhd	302,750	27,282
#	D&O Green Technologies Bhd	3,307,400	3,047,500
#	Dayang Enterprise Holdings Bhd	3,334,263	748,504
#	Dialog Group Bhd	6,830,984	3,396,131
	DiGi.Com Bhd	8,522,720	6,959,947
#	DRB-Hicom Bhd	9,017,900	2,553,866
	Dufu Technology Corp. Bhd	1,513,700	1,061,465
#	Duopharma Biotech Bhd	900,531	307,785
	Dutch Lady Milk Industries Bhd	83,400	618,352
#	Eco World Development Group Bhd	5,187,400	741,250
#*	Eco World International Bhd	504,300	38,025
*	Ecofirst Consolidated Bhd	1,254,300	107,192

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Ekovest BHD	10,739,850	$942,858
	Evergreen Fibreboard Bhd	1,632,500	172,802
#	FGV Holdings Bhd	549,400	185,136
	Formosa Prosonic Industries Bhd	300,200	200,243
	Fraser & Neave Holdings Bhd	293,900	1,433,947
	Frontken Corp. Bhd	5,212,600	3,401,975
	Gadang Holdings Bhd	2,291,200	183,066
	Gamuda Bhd	6,113,026	5,157,209
#	Gas Malaysia Bhd	654,900	481,520
	Genting Bhd	4,792,600	5,101,637
	Genting Malaysia Bhd	5,742,800	3,775,726
	Genting Plantations Bhd	863,200	1,253,835
#	George Kent Malaysia Bhd	2,239,687	269,779
#	Globetronics Technology Bhd	3,453,745	965,926
#*	Greatech Technology Bhd	51,800	45,763
#	Guan Chong Bhd	1,009,000	549,301
	HAP Seng Consolidated Bhd	5,340,540	9,071,734
#	Hap Seng Plantations Holdings Bhd	1,417,300	748,896
	Hartalega Holdings Bhd	4,923,500	3,032,198
	Heineken Malaysia Bhd	664,300	3,391,193
#*	Hengyuan Refining Co. Bhd	923,200	922,896
#	HeveaBoard Bhd	2,169,800	219,718
#	Hextar Global Bhd	313,400	120,601
#	Hiap Teck Venture Bhd	12,885,000	843,314
#	Hibiscus Petroleum Bhd	15,261,000	3,094,631
	Hong Leong Bank Bhd	611,365	2,884,722
#	Hong Leong Capital Bhd	193,600	268,744
	Hong Leong Financial Group Bhd	1,217,498	5,335,134
	Hong Leong Industries Bhd	506,400	1,035,956
#*	Hong Seng Consolidated Bhd	643,200	88,383
*	HSS Engineers Bhd	510,200	49,316
	Hup Seng Industries Bhd	1,551,400	259,700
	IGB Bhd	490,492	248,569
	IHH Healthcare Bhd	1,611,100	2,316,559
	IJM Corp. Bhd	15,688,026	6,246,305
	Inari Amertron Bhd	7,981,632	5,157,011
#	Insas Bhd	4,413,602	789,696
	IOI Corp. Bhd	3,788,477	3,430,853
	IOI Properties Group Bhd	5,680,319	1,270,703
#*	Iskandar Waterfront City Bhd	3,034,000	205,171
#*	JAKS Resources Bhd	11,627,360	733,199
#*	Jaya Tiasa Holdings Bhd	5,815,439	863,912
#*	JHM Consolidation Bhd	1,347,000	380,768
	Keck Seng Malaysia Bhd	350,500	275,737
#	Kelington Group Bhd	1,457,800	405,376
	Kenanga Investment Bank Bhd	1,777,300	357,897
	Kerjaya Prospek Group Bhd	1,627,887	424,766
#	Kim Loong Resources Bhd	1,212,260	455,129
#*	KNM Group Bhd	15,379,881	398,757
#	Kobay Technology BHD	604,100	389,466
	Kossan Rubber Industries	5,663,200	1,591,404
	KPJ Healthcare Bhd	9,353,500	1,829,843
#	Kretam Holdings Bhd	4,777,400	579,553
*	Kronologi Asia Bhd	71,900	8,185
*	KSL Holdings Bhd	542,100	99,383
	Kuala Lumpur Kepong Bhd	767,230	3,778,935
	Kumpulan Fima BHD	709,900	389,397
#	Lagenda Properties Bhd	1,004,300	271,111
	Land & General Bhd	13,569,120	320,991

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	LBS Bina Group Bhd	5,781,393	$559,214
#	Leong Hup International Bhd	984,400	115,298
#	Lii Hen Industries Bhd	2,139,900	430,867
#	Lingkaran Trans Kota Holdings Bhd	940,500	1,020,230
*	Lion Industries Corp. Bhd	353,600	31,052
#Ω	Lotte Chemical Titan Holding Bhd	1,536,375	659,534
#	LPI Capital Bhd	531,840	1,619,230
#	Magni-Tech Industries Bhd	1,388,700	593,401
#	Magnum Bhd	4,062,462	1,516,700
#	Mah Sing Group Bhd	8,504,451	1,138,068
#	Malakoff Corp. Bhd	8,503,100	1,271,617
	Malayan Banking Bhd	8,751,944	17,431,379
#	Malayan Flour Mills Bhd	4,682,000	637,480
*	Malaysia Airports Holdings Bhd	4,517,345	6,346,588
#	Malaysia Building Society Bhd	14,344,467	1,872,655
#	Malaysia Smelting Corp. Bhd	829,600	407,179
#	Malaysian Pacific Industries Bhd	556,425	4,065,405
#	Malaysian Resources Corp. Bhd	13,842,657	1,075,115
#	Matrix Concepts Holdings Bhd	4,296,637	2,192,926
#	Maxis Bhd	6,079,615	5,018,038
#	MBM Resources BHD	905,810	651,486
	Media Prima Bhd	1,753,200	177,465
	Mega First Corp. Bhd	3,714,800	2,881,742
	MISC Bhd	2,462,660	3,993,763
#	MKH Bhd	2,772,375	773,086
#	MNRB Holdings Bhd	3,224,954	724,251
*	MPHB Capital Bhd	529,800	174,795
	Muda Holdings Bhd	967,800	421,985
*	Muhibbah Engineering M Bhd	2,541,150	260,169
*	Mulpha International Bhd	406,440	198,331
	My EG Services Bhd	11,520,640	2,010,965
	Nestle Malaysia Bhd	131,500	3,981,908
	Nylex Malaysia Bhd	20,250	1,141
#	OCK Group Bhd	2,278,500	189,758
	Oriental Holdings BHD	950,740	1,419,781
#	OSK Holdings Bhd	8,061,267	1,639,921
#*	PA Resources Bhd	1,561,800	93,163
	Padini Holdings Bhd	2,564,000	1,868,436
	Panasonic Manufacturing Malaysia Bhd	50,500	299,437
	Pantech Group Holdings Bhd	2,830,131	419,640
	Paramount Corp. Bhd	1,893,175	285,173
	Perak Transit Bhd	2,790,200	530,284
#	Petron Malaysia Refining & Marketing Bhd	682,900	791,870
#	Petronas Chemicals Group Bhd	5,421,700	10,830,635
	Petronas Dagangan Bhd	901,000	4,538,775
	Petronas Gas Bhd	1,539,108	5,931,761
#	PIE Industrial Bhd	276,100	211,836
	PMB Technology Bhd	259,200	171,997
#*	Pos Malaysia Bhd	465,800	63,248
	PPB Group Bhd	1,891,540	6,920,702
	Press Metal Aluminium Holdings Bhd	6,686,660	7,317,721
	Public Bank Bhd	23,460,355	24,476,306
	QL Resources Bhd	3,796,730	4,520,463
*	Ranhill Utilities Bhd	839,277	74,525
	RCE Capital Bhd	176,800	65,953
#*	Revenue Group Bhd	321,900	76,940
	RHB Bank Bhd	6,094,755	8,060,521
	Sam Engineering & Equipment M Bhd	603,600	517,891
#*	Sapura Energy Bhd	40,752,188	368,807

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Sarawak Oil Palms Bhd	2,354,236	$1,460,092
	SCGM Bhd	45,200	23,477
	Scientex Bhd	4,837,784	3,730,653
	SEG International BHD	533,828	76,792
*††	Serba Dinamik Holdings Bhd	7,313,910	173,935
*	Shangri-La Hotels Malaysia Bhd	440,600	332,753
	Sime Darby Bhd	10,357,087	5,456,873
	Sime Darby Plantation Bhd	3,925,561	3,846,746
#	Sime Darby Property Bhd	12,171,387	1,286,825
#	SKP Resources Bhd	5,269,025	1,923,748
	SP Setia Bhd Group	7,359,059	1,250,253
	Sports Toto Bhd	5,362,212	2,241,903
*	Subur Tiasa Holdings Bhd	281,600	60,311
††	Sumatec Resources Bhd	786,700	159
	Sunway Bhd	7,036,490	2,642,443
#	Sunway Construction Group Bhd	1,820,519	618,804
#	Supermax Corp. Bhd	4,399,200	806,159
	Suria Capital Holdings Bhd	261,280	64,611
#	Syarikat Takaful Malaysia Keluarga Bhd	2,719,975	2,072,670
#	Ta Ann Holdings Bhd	2,094,123	1,806,673
#	Taliworks Corp. Bhd	2,261,466	477,714
	Tan Chong Motor Holdings Bhd	864,500	223,310
#	TASCO Bhd	858,600	190,383
	Telekom Malaysia Bhd	2,854,602	3,648,474
#	Tenaga Nasional Bhd	3,862,281	7,169,193
	Thong Guan Industries Bhd	1,110,600	609,558
	TIME dotCom Bhd	5,019,080	5,182,680
	Top Glove Corp. Bhd	18,410,260	3,996,013
#*	Tropicana Corp. Bhd	5,286,932	1,152,596
	TSH Resources Bhd	5,530,050	1,305,975
*	Tune Protect Group Bhd	1,625,100	131,254
#	Uchi Technologies Bhd	1,820,940	1,245,077
#	UEM Edgenta Bhd	1,879,800	549,486
#*	UEM Sunrise Bhd	6,171,145	430,975
#	UMW Holdings Bhd	1,908,406	1,249,799
	Unisem M Bhd	1,060,700	719,104
	United Malacca Bhd	226,150	269,643
	United Plantations Bhd	415,400	1,335,505
#	UOA Development Bhd	6,377,834	2,394,322
	UWC BHD	1,702,800	1,533,521
#*	Velesto Energy Bhd	17,587,292	337,575
	ViTrox Corp. Bhd	1,274,400	2,208,619
#	VS Industry Bhd	4,523,300	1,028,738
#	WCT Holdings Bhd	5,075,940	497,261
#	Wellcall Holdings Bhd	3,033,450	825,818
	Westports Holdings Bhd	3,449,800	2,715,400
*	Widad Group Bhd	599,700	47,183
#	Yinson Holdings Bhd	8,206,380	3,877,911
*	YNH Property Bhd	4,424,693	3,357,614
	YTL Corp. Bhd	21,754,294	2,789,071
#	YTL Power International Bhd	6,249,387	1,026,278
TOTAL MALAYSIA			402,837,656
MEXICO — (2.3%)
#*	ALEATICA SAB de CV	54,542	44,119
	Alfa SAB de CV, Class A	27,388,079	18,822,545
#	Alpek SAB de CV	4,131,528	5,474,115
*	Alsea SAB de CV	3,599,991	7,023,210
	America Movil SAB de CV	11,717,972	11,134,243

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	America Movil SAB de CV, Sponsored ADR, Class L	3,763,327	$71,239,780
	Arca Continental SAB de CV	1,188,713	8,217,867
#*	Axtel SAB de CV	8,395,745	593,062
#Ω	Banco del Bajio SA	1,770,498	4,154,076
	Becle SAB de CV	721,351	1,635,164
	Bolsa Mexicana de Valores SAB de CV	3,242,729	6,082,851
*	Cemex SAB de CV	1,380,264	554,530
#*	Cemex SAB de CV, Sponsored ADR	3,538,117	14,187,850
	Coca-Cola Femsa SAB de CV, Sponsored ADR	90,624	5,458,284
	Coca-Cola Femsa SAB de CV	328,303	1,982,815
	Consorcio ARA SAB de CV	8,643,162	1,394,913
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	270,308	2,621,988
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,003,438	979,540
	Corp Actinver SAB de CV	61,598	37,469
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	222,600	103,736
#	Corp. Inmobiliaria Vesta SAB de CV	3,923,210	7,686,493
	Corp. Moctezuma SAB de CV	398,200	1,240,377
	Cydsa SAB de CV	6,129	4,113
	Dine SAB de CV	7,300	7,565
	El Puerto de Liverpool SAB de CV, Class C1	609,496	2,737,806
#*††	Empresas ICA SAB de CV	4,691,828	22,095
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	48,228
#	Fomento Economico Mexicano SAB de CV	339,660	2,108,056
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	99,012	6,136,764
	GCC SAB de CV	1,021,726	6,346,725
#	Genomma Lab Internacional SAB de CV, Class B	6,755,443	6,306,251
	Gentera SAB de CV	7,718,020	6,231,812
#	Gruma SAB de CV, Class B	1,264,049	15,710,159
#	Grupo Aeroportuario del Centro Norte SAB de CV	1,412,795	8,602,695
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	41,840	5,650,074
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,160,106	15,703,870
	Grupo Aeroportuario del Sureste SAB de CV, Class B	383,246	7,205,074
#	Grupo Bimbo SAB de CV, Class A	5,280,497	18,689,159
#	Grupo Carso SAB de CV	2,200,935	8,583,274
	Grupo Comercial Chedraui SA de CV	2,839,315	8,627,072
#	Grupo Elektra SAB de CV	249,470	14,648,064
	Grupo Financiero Banorte SAB de CV, Class O	5,542,287	31,586,316
#*	Grupo Financiero Inbursa SAB de CV, Class O	7,083,949	13,090,302
*	Grupo Gigante SAB de CV	41,000	55,490
	Grupo Herdez SAB de CV	1,846,403	2,748,025
*	Grupo Hotelero Santa Fe SAB de CV	306,056	57,802
	Grupo Industrial Saltillo SAB de CV	285,468	424,165
	Grupo KUO SAB de CV, Class B	271,325	565,662
#	Grupo Mexico SAB de CV, Class B	10,770,472	42,684,576
#*	Grupo Pochteca SAB de CV	386,111	167,434
#	Grupo Rotoplas SAB de CV	435,275	656,793
*	Grupo Sanborns SAB de CV	611,992	744,519
*	Grupo Simec SAB de CV, Sponsored ADR	5,555	169,011
#*	Grupo Simec SAB de CV, Class B	1,299,357	13,257,769
#	Grupo Televisa SAB, Sponsored ADR	2,138,209	16,720,794
#	Grupo Televisa SAB	3,642,271	5,713,857
#*Ω	Grupo Traxion SAB de CV	197,295	246,794
*	Hoteles City Express SAB de CV	2,213,204	423,413
	Industrias Bachoco SAB de CV, Sponsored ADR	34,937	1,578,454
	Industrias Bachoco SAB de CV, Class B	1,487,230	5,590,564
*	Industrias CH SAB de CV, Class B	1,955,380	21,390,191
#	Industrias Penoles SAB de CV	894,534	9,032,005
#	Kimberly-Clark de Mexico SAB de CV, Class A	4,782,905	7,062,149
#	La Comer SAB de CV	5,337,379	9,477,968

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
#	Megacable Holdings SAB de CV	3,515,436	$8,108,499
#*	Minera Frisco SAB de CV, Class A1	5,848,090	843,412
#*Ω	Nemak SAB de CV	14,427,829	3,644,910
	Operadora de Sites Mexicanos SA de CV, Class A	5,949,086	6,945,537
#	Orbia Advance Corp. SAB de CV	7,172,199	15,881,537
#*	Organizacion Cultiba SAB de CV	194,351	91,620
	Organizacion Soriana SAB de CV, Class B	3,347,298	3,710,919
	Promotora y Operadora de Infraestructura SAB de CV	1,221,024	8,834,762
	Promotora y Operadora de Infraestructura SAB de CV, Class L	23,958	101,071
#	Qualitas Controladora SAB de CV	1,315,495	5,540,624
#	Regional SAB de CV	2,066,445	11,314,738
#*	Unifin Financiera SAB de CV	1,336,749	1,048,521
*	Vista Energy SAB de CV, ADR	41,438	363,826
*	Vitro SAB de CV, Class A	423,513	457,055
#	Wal-Mart de Mexico SAB de CV	5,951,724	21,637,059
TOTAL MEXICO			576,006,026
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	186,787	201,730
	Cementos Pacasmayo SAA, ADR	39,716	200,168
#	Cia de Minas Buenaventura SAA, ADR	157,251	855,445
	Credicorp Ltd.	148,988	19,279,047
††	Fossal SAA, ADR	291	446
	Intercorp Financial Services, Inc.	2,452	58,995
TOTAL PERU			20,595,831
PHILIPPINES — (0.8%)
	8990 Holdings, Inc.	780,700	131,718
	A Soriano Corp.	818,000	127,845
	Aboitiz Equity Ventures, Inc.	5,509,950	5,701,804
	Aboitiz Power Corp.	4,429,400	2,625,160
	AC Energy Corp.	8,128,450	1,236,067
††	ACR Mining Corp.	11,905	725
*	AgriNurture, Inc.	197,900	20,326
	AllHome Corp.	749,000	65,702
	Alliance Global Group, Inc.	26,846,594	4,819,166
	Alsons Consolidated Resources, Inc.	3,329,000	56,782
*	Apex Mining Co., Inc.	13,799,000	370,763
*	Apollo Global Capital, Inc.	68,540,000	43,532
*	Atlas Consolidated Mining & Development Corp.	4,306,100	354,911
	Ayala Corp.	442,150	4,979,658
	Ayala Land, Inc.	9,990,220	4,584,865
*	AyalaLand Logistics Holdings Corp.	3,878,200	218,437
	Bank of the Philippine Islands	3,602,066	6,079,916
	BDO Unibank, Inc.	5,750,643	12,482,941
*	Belle Corp.	28,836,700	627,738
*	Bloomberry Resorts Corp.	27,887,400	3,063,159
*	Cebu Air, Inc.	2,109,540	1,643,383
*	Cebu Holdings, Inc.	2,065,000	179,700
*Ω	CEMEX Holdings Philippines, Inc.	23,615,267	304,705
	Century Pacific Food, Inc.	6,067,150	2,585,941
	Century Properties Group, Inc.	1,153,062	8,059
	China Banking Corp.	2,042,190	1,002,146
	COL Financial Group, Inc.	1,337,000	83,668
*	Converge Information & Communications Technology Solutions, Inc.	1,774,000	612,924
	Cosco Capital, Inc.	15,599,700	1,216,647
	D&L Industries, Inc.	17,599,300	2,277,534
*	DITO CME Holdings Corp.	454,900	31,444

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	DMCI Holdings, Inc.	29,001,000	$5,001,230
	DoubleDragon Corp.	4,051,390	566,755
	Eagle Cement Corp.	436,200	102,942
	East West Banking Corp.	6,059,450	747,331
*	EEI Corp.	1,558,700	96,148
	Emperador, Inc.	4,235,300	1,450,098
	Filinvest Development Corp.	267,400	34,207
	Filinvest Land, Inc.	122,699,687	1,959,458
	First Gen Corp.	790,300	247,088
	First Philippine Holdings Corp.	2,595,920	3,037,428
	Global Ferronickel Holdings, Inc.	15,615,756	645,993
*	Global-Estate Resorts, Inc.	488,000	7,522
	Globe Telecom, Inc.	88,745	3,320,467
	GT Capital Holdings, Inc.	405,682	3,339,415
	Holcim Philippines, Inc.	155,100	12,675
*	Integrated Micro-Electronics, Inc.	5,987,440	749,703
	International Container Terminal Services, Inc.	2,943,042	10,368,240
	JG Summit Holdings, Inc.	7,305,666	6,824,336
	Jollibee Foods Corp.	1,314,277	4,798,781
	LT Group, Inc.	12,909,600	2,062,215
*	MacroAsia Corp.	1,574,396	122,868
	Manila Electric Co.	583,580	3,602,001
	Manila Water Co., Inc.	10,346,400	2,876,346
*	Max's Group, Inc.	1,368,500	115,254
*	Megawide Construction Corp.	5,375,270	428,921
	Megaworld Corp.	75,652,300	3,104,903
	Metro Pacific Investments Corp.	53,280,500	3,567,669
	Metropolitan Bank & Trust Co.	5,098,699	4,497,415
	Nickel Asia Corp.	22,321,440	2,218,286
*	Petron Corp.	22,421,000	1,167,431
*	Philcomsat Holdings Corp.	410,332	2,372
	Philex Mining Corp.	5,301,350	312,831
*	Philippine National Bank	2,678,366	870,003
	Philippine Stock Exchange, Inc.	84,552	258,973
*††	Philtown Properties, Inc.	16,675	0
*	Phoenix Petroleum Philippines, Inc.	2,579,970	456,252
*	Pilipinas Shell Petroleum Corp.	1,891,340	611,542
	PLDT, Inc., Sponsored ADR	143,059	4,381,897
	PLDT, Inc.	305,790	9,227,344
	Premium Leisure Corp.	26,286,000	195,740
	Puregold Price Club, Inc.	7,203,680	3,947,434
*	PXP Energy Corp.	2,088,200	218,099
	RFM Corp.	6,096,300	431,566
	Rizal Commercial Banking Corp.	2,919,464	1,053,247
	Robinsons Land Corp.	21,684,318	6,693,769
	Robinsons Retail Holdings, Inc.	2,347,330	2,361,267
	San Miguel Corp.	3,701,730	7,085,406
	San Miguel Food & Beverage, Inc.	650,790	519,070
	Security Bank Corp.	2,191,858	3,603,128
	Semirara Mining & Power Corp.	7,088,700	5,341,464
	Shakey's Pizza Asia Ventures, Inc.	366,600	47,522
	SM Investments Corp.	260,440	3,667,326
	SM Prime Holdings, Inc.	12,255,690	8,144,819
*	Top Frontier Investment Holdings, Inc.	155,417	323,190
	Union Bank of the Philippines	2,624,787	3,845,570
	Universal Robina Corp.	2,624,170	5,284,531
	Vista Land & Lifescapes, Inc.	56,990,800	2,039,345
	Vistamalls, Inc.	912,800	55,089

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Wilcon Depot, Inc.	3,912,100	$1,963,846
TOTAL PHILIPPINES			197,553,134
POLAND — (0.7%)
*	11 bit studios SA	6,789	705,379
	AB SA	2,538	20,378
*	Agora SA	224,320	261,495
*	Alior Bank SA	687,719	3,723,586
#*Ω	Allegro.eu SA	187,054	1,017,370
#	Alumetal SA	19,143	284,957
	Amica SA	28,248	430,735
#*	AmRest Holdings SE	241,865	977,803
	Apator SA	59,963	198,961
#	ASBISc Enterprises PLC	155,570	508,311
	Asseco Poland SA	58,695	914,577
#	Asseco South Eastern Europe SA	15,414	144,580
#	Auto Partner SA	78,753	206,564
	Bank Handlowy w Warszawie SA	150,470	1,910,106
#*	Bank Millennium SA	3,420,050	2,731,744
*	Bank Ochrony Srodowiska SA	97,349	161,178
	Bank Polska Kasa Opieki SA	363,230	5,752,874
*	Benefit Systems SA	928	117,742
#*	Bioton SA	193,900	169,050
	Boryszew SA	1,598,176	1,710,774
#	Budimex SA	88,690	4,844,553
#*	CCC SA	176,062	1,659,543
#	CD Projekt SA	175,575	3,452,710
	Celon Pharma SA	23,104	86,984
#*	CI Games SA	969,067	366,554
#	Ciech SA	269,694	2,308,496
#	Cognor Holding SA	430,844	399,121
#	ComArch SA	14,275	558,061
	Creepy Jar SA	582	77,330
	Cyfrowy Polsat SA	923,627	3,981,071
	Develia SA	1,249,758	650,949
*Ω	Dino Polska SA	103,902	8,124,069
	Dom Development SA	26,371	481,625
	Echo Investment SA	10,980	7,325
*	Enea SA	1,802,299	3,680,164
	Eurocash SA	523,335	1,295,475
#	Fabryki Mebli Forte SA	103,536	649,604
*	Famur SA	813,975	560,697
#	Firma Oponiarska Debica SA	16,334	221,469
#*	Globe Trade Centre SA	254,305	354,424
*	Grupa Azoty SA	310,114	2,887,006
#	Grupa Kety SA	64,487	7,661,515
	Grupa Lotos SA	525,294	9,197,318
	ING Bank Slaski SA	86,700	3,249,365
	Inter Cars SA	32,546	2,884,743
#*	Jastrzebska Spolka Weglowa SA	285,620	3,113,353
	Kernel Holding SA	494,413	2,773,718
	KGHM Polska Miedz SA	381,447	9,562,009
	KRUK SA	113,253	6,485,538
#	Lentex SA	27,547	42,159
#	LiveChat Software SA	47,968	1,027,815
#	LPP SA	4,960	10,626,580
#	Lubelski Wegiel Bogdanka SA	134,576	1,568,704
*	mBank SA	49,124	2,349,842
#*	Mercator Medical SA	9,426	132,204

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Mirbud SA	255,904	$180,179
#	Mo-BRUK SA	6,126	367,287
	Neuca SA	4,069	676,446
	NEWAG SA	511	1,977
	Orange Polska SA	2,371,365	3,077,218
*	PGE Polska Grupa Energetyczna SA	3,404,595	7,611,733
*	PKP Cargo SA	127,942	364,077
#	PlayWay SA	1,574	106,726
#*	Polimex-Mostostal SA	270,175	181,448
	Polski Koncern Naftowy Orlen SA	1,297,796	21,199,404
*	Polskie Gornictwo Naftowe i Gazownictwo SA	3,054,257	4,563,976
*	Powszechna Kasa Oszczednosci Bank Polski SA	881,719	4,990,081
	Powszechny Zaklad Ubezpieczen SA	798,823	5,232,944
#	Santander Bank Polska SA	50,103	2,544,132
*	Selvita SA	656	10,438
#	Stalexport Autostrady SA	887,670	544,819
*	Tauron Polska Energia SA	7,424,604	5,240,384
	TEN Square Games SA	780	15,879
	Tim SA	49,445	280,157
#	VRG SA	1,092,658	931,451
	Warsaw Stock Exchange	115,538	881,268
*	Wawel SA	149	15,161
#	Wirtualna Polska Holding SA	20,052	427,796
Ω	X-Trade Brokers Dom Maklerski SA	178,282	821,727
#*	Zespol Elektrowni Patnow Adamow Konin SA	61,186	372,360
TOTAL POLAND			179,909,325
QATAR — (0.7%)
	Aamal Co.	9,193,082	2,949,516
	Al Khaleej Takaful Group QSC	1,166,648	1,051,426
	Al Meera Consumer Goods Co. QSC	473,378	2,323,666
*	Alijarah Holding Co. QPSC	2,568,406	627,262
	Baladna	5,895,798	2,823,017
	Barwa Real Estate Co.	4,956,287	4,913,161
	Commercial Bank PSQC	2,449,757	4,935,667
*	Dlala Brokerage & Investments Holding Co. QSC	393,311	167,179
	Doha Bank QPSC	4,331,696	2,983,784
	Doha Insurance Co. QSC	467,597	281,477
*	Gulf International Services QSC	10,791,680	5,939,610
	Gulf Warehousing Co.	799,619	963,859
	Industries Qatar QSC	1,251,414	5,891,911
*	Investment Holding Group	4,157,516	2,230,223
	Mannai Corp. QSC	532,598	1,427,287
	Masraf Al Rayan QSC	6,303,490	7,630,876
*	Mazaya Real Estate Development QPSC	5,291,337	1,218,056
	Medicare Group	714,672	1,349,772
	Mesaieed Petrochemical Holding Co.	3,769,363	2,834,302
	Ooredoo QPSC	1,745,608	4,478,081
	Qatar Aluminum Manufacturing Co.	7,808,782	3,678,648
	Qatar Electricity & Water Co. QSC	1,183,949	6,028,713
*	Qatar First Bank	4,872,814	1,554,288
	Qatar Fuel QSC	707,581	3,470,831
	Qatar Gas Transport Co. Ltd.	11,437,901	12,881,066
	Qatar Industrial Manufacturing Co. QSC	430,376	438,538
	Qatar Insurance Co. SAQ	2,527,898	1,634,653
	Qatar International Islamic Bank QSC	1,814,130	5,917,464
	Qatar Islamic Bank SAQ	2,533,313	17,922,222
	Qatar Islamic Insurance Group	88,110	203,257
	Qatar National Bank QPSC	7,042,827	39,009,837

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Qatar National Cement Co. QSC	949,907	$1,272,261
	Qatar Navigation QSC	1,399,370	4,100,867
*	Salam International Investment Ltd. QSC	8,621,173	2,049,258
	United Development Co. QSC	14,279,791	5,972,291
	Vodafone Qatar QSC	11,233,319	5,155,312
*	Widam Food Co.	465,701	361,183
	Zad Holding Co.	46,851	233,499
TOTAL QATAR			168,904,320
RUSSIA — (0.0%)
*††	Etalon Group PLC,GDR	405,070	0
*††	Gazprom PJSC,Sponsored ADR	4,512,952	0
*††	Globaltrans Investment PLC,GDR	391,653	0
*††	Lukoil PJSC,Sponsored ADR	627,750	0
*††	Magnitogorsk Iron & Steel Works PJSC,GDR	604,821	0
*††	Mechel PJSC, Sponsored ADR	137,372	0
*††	MMC Norilsk Nickel PJSC,ADR	1,014,840	0
*††	Mobile TeleSystems PJSC, ADR	279,109	0
*††	Novatek PJSC,GDR	35,141	0
*††	Novolipetsk Steel PJSC,GDR	199,492	0
*††	PhosAgro PJSC	1,846	0
*††	PhosAgro PJSC,GDR	286,515	0
*††	Polyus PJSC, GDR	30,972	0
*††	QIWI PLC, Sponsored ADR	11,594	0
*††	Ros Agro PLC,GDR	136,289	0
*††	Rosneft Oil Co. PJSC, GDR	2,172,010	0
*††	Rostelecom PJSC,Sponsored ADR	405,087	0
*††	RusHydro PJSC,ADR	4,546,575	0
*††	Sberbank of Russia PJSC,Sponsored ADR	3,144,384	0
*††	Severstal PAO,GDR	286,030	0
*††	Tatneft PJSC,Sponsored ADR	412,671	0
*††	VK Co. Ltd.,GDR	123,722	0
*††	VTB Bank PJSC,GDR	7,638,337	0
*††	X5 Retail Group NV,GDR	220,443	0
SAUDI ARABIA — (3.7%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	249,469	707,243
	Abdullah Al Othaim Markets Co.	302,639	9,413,002
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	65,197	516,337
	Advanced Petrochemical Co.	556,467	7,297,718
*	Al Alamiya for Cooperative Insurance Co.	162,374	827,377
	Al Babtain Power & Telecommunication Co.	218,036	1,368,173
*	Al Etihad Cooperative Insurance Co.	256,753	960,588
*	Al Gassim Investment Holding Co.	110,105	602,064
	Al Hammadi Co. for Development & Investment	540,757	6,173,739
*	Al Hassan Ghazi Ibrahim Shaker Co.	206,770	1,013,417
*	Al Jouf Agricultural Development Co.	105,918	1,361,787
*	Al Jouf Cement Co.	727,056	2,030,872
*	Al Kathiri Holding Co.	42,922	535,704
*	Al Khaleej Training & Education Co.	379,771	1,575,786
	Al Moammar Information Systems Co.	138,706	3,457,796
	Al Rajhi Bank	2,698,845	65,029,005
*	Al Rajhi Co. for Co-operative Insurance	184,695	3,770,190
*	Al Sagr Cooperative Insurance Co.	158,166	412,259
	Al Yamamah Steel Industries Co.	295,385	2,855,623
*	AlAbdullatif Industrial Investment Co.	273,898	1,413,868
	Alandalus Property Co.	341,642	1,481,982
	Alaseel Co.	152,928	1,441,169
*	Al-Baha Development & Investment Co.	43,112	178,560

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Aldrees Petroleum & Transport Services Co.	244,387	$4,714,674
	Alinma Bank	2,644,681	26,981,757
*	AlJazira Takaful Ta'awuni Co.	287,825	1,241,966
*	Allianz Saudi Fransi Cooperative Insurance Co.	277,005	1,008,443
	Almarai Co. JSC	785,684	10,959,302
	Al-Omran Industrial & Trading Co.	4,187	94,173
	Alujain Corp.	223,789	3,762,930
	Arab National Bank	809,240	6,692,810
*	Arab Sea Information Systems Co.	23,774	461,973
	Arabia Insurance Cooperative Co.	13,688	48,682
	Arabian Cement Co.	527,533	5,381,976
	Arabian Centres Co. Ltd.	589,472	3,141,482
*	Arabian Pipes Co.	15,003	140,976
*	Arabian Shield Cooperative Insurance Co.	219,559	1,003,844
	Arriyadh Development Co.	905,917	5,579,407
	Astra Industrial Group	388,159	4,553,935
	Ataa Educational Co.	105,125	1,613,868
	Baazeem Trading Co.	40,087	714,040
*	Bank AlBilad	1,801,671	23,862,506
	Bank Al-Jazira	3,182,697	22,425,417
	Banque Saudi Fransi	602,587	8,260,239
*	Basic Chemical Industries Ltd.	205,894	2,161,618
*	Batic Investments & Logistic Co.	118,692	859,897
	Bawan Co.	357,694	3,359,737
	Bupa Arabia for Cooperative Insurance Co.	234,101	10,052,633
*	Buruj Cooperative Insurance Co.	174,058	892,597
*	Chubb Arabia Cooperative Insurance Co.	96,023	472,185
	City Cement Co.	727,919	4,491,678
*	Co. for Cooperative Insurance	433,858	7,274,660
	Dallah Healthcare Co.	208,563	6,864,382
*	Dar Al Arkan Real Estate Development Co.	4,360,354	14,726,667
	Dr Sulaiman Al Habib Medical Services Group Co.	112,272	6,160,055
*	Dur Hospitality Co.	528,988	3,315,208
	Eastern Province Cement Co.	406,280	4,756,224
	Electrical Industries Co.	266,829	1,753,250
*	Emaar Economic City	3,338,999	9,051,095
	Etihad Etisalat Co.	2,665,100	26,909,830
*	Fawaz Abdulaziz Al Hokair & Co.	331,757	1,605,457
	Fitaihi Holding Group	124,494	1,087,206
*	Gulf General Cooperative Insurance Co.	285,484	675,595
	Gulf Insurance Group	325,523	2,140,874
*	Gulf Union Cooperative Insurance Co.	80,553	195,542
	Hail Cement Co.	507,622	1,814,851
	Halwani Brothers Co.	107,345	1,988,329
*	Herfy Food Services Co.	197,252	2,348,421
	Jarir Marketing Co.	208,252	9,073,918
*	Jazan Energy & Development Co.	191,279	825,528
	L'Azurde Co. for Jewelry	394,723	1,589,848
	Leejam Sports Co. JSC	152,397	4,580,038
	Maharah Human Resources Co.	217,828	3,753,404
*	Malath Cooperative Insurance Co.	169,874	695,748
*	Mediterranean & Gulf Insurance & Reinsurance Co.	431,273	1,306,551
*	Methanol Chemicals Co.	420,210	4,172,996
*	Middle East Healthcare Co.	476,761	4,444,178
	Middle East Paper Co.	250,177	4,212,139
*	Middle East Specialized Cables Co.	200,211	712,760
*	Mobile Telecommunications Co. Saudi Arabia	5,515,085	17,333,674
	Mouwasat Medical Services Co.	155,154	10,215,965
	Najran Cement Co.	982,984	3,956,186

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Nama Chemicals Co.	171,353	$1,966,476
*	National Agriculture Development Co.	379,535	3,074,763
	National Co. for Glass Industries	155,706	1,494,414
	National Co. for Learning & Education	71,378	1,099,944
	National Gas & Industrialization Co.	169,850	1,982,173
	National Gypsum	124,098	884,838
*	National Industrialization Co.	2,349,088	10,420,947
	National Medical Care Co.	176,689	2,766,178
*	National Metal Manufacturing & Casting Co.	12,615	67,241
	Northern Region Cement Co.	876,538	2,752,268
	Qassim Cement Co.	251,540	5,270,815
*	Rabigh Refining & Petrochemical Co.	3,553,583	17,653,791
*	Raydan Food Co.	24,253	80,369
	Riyad Bank	2,852,944	27,780,382
*	SABB Takaful Co.	39,055	169,225
	SABIC Agri-Nutrients Co.	592,181	21,132,485
	Sahara International Petrochemical Co.	2,195,998	28,027,498
*	Salama Cooperative Insurance Co.	46,844	155,100
*	Saudi Airlines Catering Co.	118,743	2,525,141
*	Saudi Arabian Cooperative Insurance Co.	146,606	628,788
*	Saudi Arabian Mining Co.	2,042,740	31,061,762
Ω	Saudi Arabian Oil Co.	1,133,789	12,117,276
	Saudi Automotive Services Co.	243,218	2,309,952
	Saudi Basic Industries Corp.	1,662,567	44,296,330
	Saudi British Bank	1,673,012	18,834,285
*	Saudi Cable Co.	5,172	20,283
	Saudi Cement Co.	511,127	7,321,943
	Saudi Ceramic Co.	461,078	4,481,226
	Saudi Chemical Co. Holding	401,634	3,180,728
*	Saudi Co. For Hardware CJSC	159,220	1,498,003
	Saudi Electricity Co.	1,560,308	10,325,880
*	Saudi Ground Services Co.	420,955	3,157,252
	Saudi Industrial Investment Group	1,618,579	12,083,245
	Saudi Industrial Services Co.	539,676	2,952,081
	Saudi Investment Bank	863,376	4,839,680
*	Saudi Kayan Petrochemical Co.	5,248,125	21,331,826
*	Saudi Marketing Co.	209,028	1,188,722
	Saudi National Bank	2,095,392	39,334,151
*	Saudi Paper Manufacturing Co.	64,524	784,993
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	258,162	1,926,542
*	Saudi Printing & Packaging Co.	174,930	759,815
*	Saudi Public Transport Co.	546,891	2,397,674
*	Saudi Real Estate Co.	966,209	3,507,061
*	Saudi Reinsurance Co.	472,969	2,055,951
*	Saudi Research & Media Group	243,429	12,590,904
*	Saudi Steel Pipe Co.	137,129	809,107
	Saudi Telecom Co.	1,646,686	44,277,073
	Saudia Dairy & Foodstuff Co.	86,298	3,589,040
	Savola Group	1,218,241	10,837,010
*	Seera Group Holding	1,500,726	6,636,384
*	Sinad Holding Co.	539,136	2,160,819
	Southern Province Cement Co.	348,696	5,451,781
*	Tabuk Agriculture	22,469	116,473
	Tabuk Cement Co.	448,672	1,846,383
*	Takween Advanced Industries Co.	284,883	911,078
	Umm Al-Qura Cement Co.	347,409	2,108,512
	United Electronics Co.	200,273	6,352,320
	United International Transportation Co.	424,116	5,462,089
	United Wire Factories Co.	241,232	1,950,576

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Walaa Cooperative Insurance Co.	379,227	$1,401,730
*	Yamama Cement Co.	870,334	6,835,332
	Yanbu Cement Co.	498,017	4,917,920
	Yanbu National Petrochemical Co.	861,930	11,460,410
	Zahrat Al Waha For Trading Co.	90,346	935,980
*	Zamil Industrial Investment Co.	301,831	1,550,479
TOTAL SAUDI ARABIA			922,800,480
SOUTH AFRICA — (3.9%)
	Absa Group Ltd.	3,760,018	38,530,747
	Adcock Ingram Holdings Ltd.	529,978	1,631,367
*	Adcorp Holdings Ltd.	391,159	132,557
	Advtech Ltd.	4,453,328	4,414,908
	AECI Ltd.	1,318,564	7,223,603
	African Rainbow Minerals Ltd.	1,056,152	14,886,003
	Afrimat Ltd.	158,018	490,268
	Alexander Forbes Group Holdings Ltd.	2,342,253	682,759
	Altron Ltd., Class A	390,373	193,127
	Alviva Holdings Ltd.	1,098,634	1,512,858
#	Anglo American Platinum Ltd.	131,282	10,070,714
	AngloGold Ashanti Ltd., Sponsored ADR	1,422,514	20,925,181
*	ArcelorMittal South Africa Ltd.	1,399,662	551,011
	Aspen Pharmacare Holdings Ltd.	1,532,437	13,430,625
	Astral Foods Ltd.	356,492	4,294,582
#	AVI Ltd.	2,077,525	8,668,162
#	Barloworld Ltd.	2,420,862	13,358,307
	Bid Corp. Ltd.	751,031	13,854,168
	Bidvest Group Ltd.	1,449,434	18,662,092
*	Blue Label Telecoms Ltd.	3,913,325	1,670,561
#*	Brait PLC	4,298,176	1,086,717
	Capitec Bank Holdings Ltd.	92,707	11,141,133
#	Cashbuild Ltd.	174,800	2,653,592
	Caxton & CTP Publishers & Printers Ltd.	47,312	25,622
#*	City Lodge Hotels Ltd.	2,227,535	553,512
	Clicks Group Ltd.	946,646	15,986,079
	Coronation Fund Managers Ltd.	1,481,435	3,032,080
#	Curro Holdings Ltd.	618,170	399,484
	DataTec Ltd.	3,841,904	10,163,823
Ω	Dis-Chem Pharmacies Ltd.	1,510,289	3,006,644
#*	Discovery Ltd.	1,479,393	11,432,061
*	Distell Group Holdings Ltd.	348,539	3,566,681
	DRDGOLD Ltd.	809,294	502,895
	enX Group Ltd.	132,524	49,154
#	Exxaro Resources Ltd.	1,088,906	13,235,896
	Famous Brands Ltd.	468,335	1,792,676
#	FirstRand Ltd.	9,424,531	37,281,304
	Foschini Group Ltd.	1,874,842	13,733,520
#	Gold Fields Ltd., Sponsored ADR	3,438,865	31,637,558
	Grand Parade Investments Ltd.	370,203	51,435
	Grindrod Ltd.	3,433,540	1,827,317
	Grindrod Shipping Holdings Ltd.	95,457	1,715,532
	Harmony Gold Mining Co. Ltd.	1,255,079	4,009,254
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	4,125,488	13,490,346
	Hudaco Industries Ltd.	253,069	2,276,153
	Impala Platinum Holdings Ltd.	3,873,220	42,944,377
	Investec Ltd.	1,558,637	8,327,953
	Italtile Ltd.	787,115	665,173
#	JSE Ltd.	654,429	4,305,720
	KAP Industrial Holdings Ltd.	12,695,865	3,303,459

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Kumba Iron Ore Ltd.	190,347	$5,672,473
	Lewis Group Ltd.	1,045,987	3,260,360
	Life Healthcare Group Holdings Ltd.	10,362,164	12,276,802
#*	Massmart Holdings Ltd.	669,577	1,497,345
	Merafe Resources Ltd.	5,938,761	511,729
	Metair Investments Ltd.	1,705,329	2,773,062
	MiX Telematics Ltd., Sponsored ADR	40,982	320,889
	Momentum Metropolitan Holdings	8,970,992	7,922,301
	Motus Holdings Ltd.	1,006,970	6,798,106
	Mpact Ltd.	1,397,429	2,598,698
	Mr Price Group Ltd.	1,132,150	12,326,901
	MTN Group Ltd.	11,189,715	93,912,864
	MultiChoice Group	1,614,044	11,567,544
*	Murray & Roberts Holdings Ltd.	2,786,412	1,768,277
*	Nampak Ltd.	4,701,825	697,182
#	Naspers Ltd., Class N	149,977	21,189,711
	Nedbank Group Ltd.	2,109,658	27,576,919
#	NEPI Rockcastle PLC	1,365,618	7,533,062
	Netcare Ltd.	7,635,435	6,998,236
	Ninety One Ltd.	1,436,370	3,507,629
#*	Northam Platinum Holdings Ltd.	1,634,544	17,344,033
	Oceana Group Ltd.	775,019	2,281,301
	Old Mutual Ltd.	10,442,778	7,122,880
	Omnia Holdings Ltd.	1,804,774	6,936,459
Ω	Pepkor Holdings Ltd.	5,592,919	6,804,408
#	Pick n Pay Stores Ltd.	2,762,763	9,170,087
*	PPC Ltd.	10,056,582	1,728,134
#	PSG Konsult Ltd.	707,659	506,271
#*	Purple Group Ltd.	19,409	2,511
	Raubex Group Ltd.	1,630,381	3,614,043
	RCL Foods Ltd.	218,443	141,043
	Reunert Ltd.	1,636,182	4,039,587
	RFG Holdings Ltd.	538,736	375,340
	Royal Bafokeng Platinum Ltd.	552,294	4,965,260
	Sanlam Ltd.	6,230,167	20,460,877
	Santam Ltd.	260,870	3,841,012
*	Sappi Ltd.	6,079,792	20,133,893
*	Sasol Ltd.	1,130,989	23,758,426
#*	Sasol Ltd., Sponsored ADR	517,378	10,885,633
	Shoprite Holdings Ltd.	1,126,730	15,244,653
	Sibanye Stillwater Ltd.	9,218,585	22,645,808
#	Sibanye Stillwater Ltd., ADR	1,242,582	12,351,268
	SPAR Group Ltd.	1,007,554	8,161,958
#	Spur Corp. Ltd.	581,516	762,554
	Standard Bank Group Ltd.	4,020,045	38,729,726
*	Steinhoff International Holdings NV	8,464,022	1,311,009
*	Sun International Ltd.	1,681,027	2,812,683
	Super Group Ltd.	4,716,421	7,962,355
*	Telkom SA SOC Ltd.	3,466,173	9,081,527
#	Tiger Brands Ltd.	1,043,540	10,334,979
	Transaction Capital Ltd.	1,941,175	4,454,368
*	Trencor Ltd.	752,676	243,360
	Truworths International Ltd.	2,750,639	8,490,130
*	Tsogo Sun Gaming Ltd.	2,724,507	1,775,255
*	Tsogo Sun Hotels Ltd.	439,717	96,578
	Vodacom Group Ltd.	1,067,303	8,867,800
#	Wilson Bayly Holmes-Ovcon Ltd.	530,781	2,886,079
#	Woolworths Holdings Ltd.	3,952,154	12,605,315
TOTAL SOUTH AFRICA			963,019,443

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (12.3%)
*	3S Korea Co. Ltd.	69,140	$159,839
	ABco Electronics Co. Ltd.	47,446	416,650
*	Able C&C Co. Ltd.	35,131	143,968
	ABOV Semiconductor Co. Ltd.	79,114	640,376
*	Abpro Bio Co. Ltd.	780,310	503,516
*	Actoz Soft Co. Ltd.	34,843	253,412
	Actro Co. Ltd.	1,907	10,383
	ADTechnology Co. Ltd.	25,871	291,169
#	Advanced Nano Products Co. Ltd.	23,322	1,502,185
#	Advanced Process Systems Corp.	67,299	941,545
	Aekyung Chemical Co. Ltd.	80,793	521,462
	Aekyung Industrial Co. Ltd.	31,749	364,330
*	AeroSpace Technology of Korea, Inc.	70,668	307,579
	AfreecaTV Co. Ltd.	47,915	3,226,337
#*	Agabang&Company	127,898	306,272
	Ahn-Gook Pharmaceutical Co. Ltd.	17,635	116,470
#	Ahnlab, Inc.	26,388	1,809,465
*	AIIT ONE Co. Ltd.	14,548	9,371
*	Air Busan Co. Ltd.	93,414	99,591
	AJ Networks Co. Ltd.	143,265	886,076
#*	Ajin Industrial Co. Ltd.	296,087	672,184
	AJINEXTEK Co. Ltd.	13,275	104,886
	AK Holdings, Inc.	34,481	434,852
*	Alpha Holdings, Inc.	48,223	89,638
*	Alteogen, Inc.	31,779	1,602,478
*	ALUKO Co. Ltd.	318,003	766,592
*	Amicogen, Inc.	29,549	548,056
*	Aminologics Co. Ltd.	122,330	234,259
*	Amo Greentech Co. Ltd.	34,645	336,473
#	Amorepacific Corp.	36,884	3,670,676
	Amorepacific Group	101,488	2,887,986
*	Amotech Co. Ltd.	32,159	666,075
*	Anam Electronics Co. Ltd.	294,483	596,166
*	Ananti, Inc.	319,509	1,745,358
*	Anapass, Inc.	13,618	248,565
*	Anterogen Co. Ltd.	10,963	178,781
*	Apact Co. Ltd.	62,424	262,214
	APLUS Asset Advisor Co., Ltd.	1,158	5,295
*	Aprogen Healthcare & Games, Inc.	192,147	79,333
*	Aprogen Medicines, Inc.	916,127	1,076,633
*	Aprogen pharmaceuticals, Inc.	1,445,054	749,076
	APS Holdings Corp.	73,111	546,705
*	Aptamer Sciences, Inc.	4,796	42,996
	APTC Co. Ltd.	71,930	921,225
*	Aroot Co. Ltd.	473,154	199,969
*	Asia Business Daily Co. Ltd.	24,490	41,302
	Asia Cement Co. Ltd.	124,820	1,128,566
	ASIA Holdings Co. Ltd.	7,692	736,398
	Asia Pacific Satellite, Inc.	18,143	176,950
	Asia Paper Manufacturing Co. Ltd.	39,622	1,108,834
*	Asiana Airlines, Inc.	65,155	755,639
*	ASTORY Co. Ltd.	13,733	298,161
	Atec Co. Ltd.	33,781	323,840
*	A-Tech Solution Co. Ltd.	36,570	361,970
	Atinum Investment Co. Ltd.	253,185	674,348
*	ATON, Inc.	8,496	198,662
#	AUK Corp.	162,034	302,900
#	Aurora World Corp.	31,833	208,044
	Austem Co. Ltd.	119,678	185,349

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Autech Corp.	71,225	$433,235
	Avaco Co. Ltd.	77,737	657,659
*	Avatec Co. Ltd.	14,678	169,808
	Baiksan Co. Ltd.	64,445	513,052
*††	Barun Electronics Co. Ltd.	895	691
*	Barunson Entertainment & Arts Corp.	289,746	254,231
	Bcworld Pharm Co. Ltd.	29,936	251,734
*	Benoholdings, Inc.	31,740	86,530
	BGF Co. Ltd.	251,325	816,768
	BGF retail Co. Ltd.	24,997	3,482,400
#	BH Co. Ltd.	137,309	3,132,132
*	BHI Co. Ltd.	32,827	196,712
#*	Binex Co. Ltd.	74,292	823,603
	Binggrae Co. Ltd.	43,415	1,601,593
*	Biolog Device Co. Ltd.	111,345	115,259
#*	Bioneer Corp.	102,871	2,562,188
#*	BioSmart Co. Ltd.	73,541	250,786
*	Biotoxtech Co. Ltd.	41,407	261,469
	BIT Computer Co. Ltd.	54,650	307,798
	Bixolon Co. Ltd.	15,244	73,696
*	BL Pharmtech Corp.	118,629	85,840
	Bluecom Co. Ltd.	75,714	573,779
	BNK Financial Group, Inc.	1,131,863	5,922,500
	Boditech Med, Inc.	85,728	839,945
*	Bohae Brewery Co. Ltd.	454,713	268,161
	BoKwang Industry Co. Ltd.	62,071	309,269
	Bolak Co. Ltd.	39,990	53,835
	Bookook Securities Co. Ltd.	9,158	157,382
	Boryung	150,897	1,304,787
*	Bosung Power Technology Co. Ltd.	76,359	324,424
	Brand X Co. Ltd.	5,080	31,472
*	Bridge Biotherapeutics, Inc.	14,251	124,191
*	Bucket Studio Co. Ltd.	231,457	469,778
	Bukwang Pharmaceutical Co. Ltd.	105,235	762,318
*	Bumyang Construction Co. Ltd.	3,250	11,209
	Busan Industrial Co. Ltd.	1,322	90,019
	BusinessOn Communication Co. Ltd.	7,502	48,119
	BYC Co. Ltd.	598	195,642
*	BYON Co. Ltd.	46,898	41,239
	Byucksan Corp.	211,230	449,735
*	Caelum Co. Ltd.	22,433	72,940
*	Cafe24 Corp.	39,553	397,291
*	CammSys Corp.	168,678	281,611
	Camus Engineering & Construction, Inc.	152,240	270,577
	Cape Industries Ltd.	109,568	388,360
*	Capro Corp.	196,922	449,517
#	Caregen Co. Ltd.	12,761	1,396,010
*	Carelabs Co. Ltd.	42,329	219,909
#	Cell Biotech Co. Ltd.	14,227	151,503
#	Celltrion Healthcare Co. Ltd.	51,947	2,900,848
*	Celltrion Pharm, Inc.	28,251	1,844,856
#	Celltrion, Inc.	178,572	26,143,914
*	Cellumed Co. Ltd.	47,334	200,716
*	Central Motek Co. Ltd.	16,522	261,007
*	Chabiotech Co. Ltd.	94,810	1,193,145
	Changhae Ethanol Co. Ltd.	22,808	222,487
*	Charm Engineering Co. Ltd.	159,010	102,821
*	Cheil Bio Co. Ltd.	41,144	58,654
	Cheil Worldwide, Inc.	333,452	5,855,377

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Chemon, Inc.	57,194	$126,061
	Chemtronics Co. Ltd.	87,309	1,451,511
*	Chemtros Co. Ltd.	46,307	284,343
	Cheryong Electric Co. Ltd.	36,800	212,014
*	ChinHung International, Inc.	246,030	328,154
	Chinyang Holdings Corp.	117,186	324,145
	Chips&Media, Inc.	16,422	225,565
*	Choa Pharmaceutical Co.	83,140	193,384
*	Choil Aluminum Co. Ltd.	376,620	635,941
	Chokwang Paint Ltd.	41,828	203,445
#	Chong Kun Dang Pharmaceutical Corp.	38,383	2,664,023
	Chongkundang Holdings Corp.	18,849	868,551
#	Choong Ang Vaccine Laboratory	25,530	251,031
*	Chorokbaem Healthcare Co. Ltd.	235,746	166,647
*	Chorokbaem Media Co. Ltd.	71,430	896,827
	Chosun Refractories Co. Ltd.	3,954	236,193
#	Chunbo Co. Ltd.	7,620	1,390,414
*	CITYLABS Co. Ltd.	45,143	20,869
	CJ CheilJedang Corp.	41,834	12,609,352
	CJ Corp.	118,295	7,269,059
	CJ ENM Co. Ltd.	53,913	4,228,921
	CJ Freshway Corp.	45,703	1,301,045
*	CJ Logistics Corp.	41,418	3,717,151
*	CJ Seafood Corp.	95,311	242,160
#	CKD Bio Corp.	21,707	503,979
#	Classys, Inc.	60,768	751,698
	Clean & Science Co. Ltd.	35,650	298,742
	CLIO Cosmetics Co. Ltd.	14,021	154,311
#*	Cloud Air Co. Ltd.	107,625	95,211
*	CMG Pharmaceutical Co. Ltd.	261,029	549,398
*	CoAsia Corp.	39,329	213,549
*	CoAsia Optics Corp.	30,000	43,269
*	CODI-M Co. Ltd.	1,382,013	186,169
*	Com2uS Holdings Corp.	23,243	976,213
#	Com2uSCorp	50,112	2,975,296
	Commax Co. Ltd.	59,316	165,469
*	Comtec Systems Co. Ltd.	452,379	282,739
*	ContentreeJoongAng Corp.	9,676	263,126
*	Coreana Cosmetics Co. Ltd.	104,511	243,161
*	Corentec Co. Ltd.	16,556	131,014
	Cosmax BTI, Inc.	5,520	40,201
*	COSMAX NBT, Inc.	41,560	161,396
#	Cosmax, Inc.	78,402	4,182,328
*	Cosmecca Korea Co. Ltd.	36,441	277,236
*	CosmoAM&T Co. Ltd.	40,375	1,673,174
*	Cosmochemical Co. Ltd.	58,289	761,880
	Coway Co. Ltd.	200,792	9,905,339
#	Coweaver Co. Ltd.	28,980	162,564
#	Cowell Fashion Co. Ltd.	166,221	865,259
	Cowintech Co. Ltd.	12,020	244,270
#	Creas F&C Co. Ltd.	18,475	506,901
#*	Creative & Innovative System	130,591	1,476,201
	Creverse, Inc.	1,230	23,299
	Crown Confectionery Co. Ltd.	19,479	130,681
	CROWNHAITAI Holdings Co. Ltd.	49,318	273,853
*	CrystalGenomics, Inc.	183,222	592,885
*	CS Bearing Co. Ltd.	26,378	221,162
	CS Wind Corp.	37,527	1,611,118
*	CTC BIO, Inc.	45,353	287,366

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	CTK Co. Ltd.	17,959	$105,443
*	Cube Entertainment, Inc.	2,680	30,096
	Cuckoo Holdings Co. Ltd.	38,924	517,893
	Cuckoo Homesys Co. Ltd.	72,444	1,759,743
*	Curexo, Inc.	8,560	53,728
*	Curo Co. Ltd.	536,031	167,455
*	CUROCOM Co. Ltd.	169,474	148,732
	Cymechs, Inc.	47,447	541,307
*	D&C Media Co. Ltd.	4,547	79,981
#	D.I Corp.	90,260	451,811
*	DA Technology Co. Ltd.	49,610	153,622
	Dae Han Flour Mills Co. Ltd.	6,886	756,967
	Dae Hwa Pharmaceutical Co. Ltd.	37,256	205,327
	Dae Hyun Co. Ltd.	179,333	301,899
*	Dae Won Chemical Co. Ltd.	95,397	227,366
	Dae Won Kang Up Co. Ltd.	227,143	554,483
*	Dae Young Packaging Co. Ltd.	322,708	435,919
*	Dae Yu Co. Ltd.	20,854	73,436
#*	Daea TI Co. Ltd.	196,450	548,204
*	Daebo Magnetic Co. Ltd.	1,540	54,766
	Daebongls Co. Ltd.	18,298	121,467
#	Daechang Co. Ltd.	436,202	504,889
*	Daechang Solution Co. Ltd.	275,824	91,383
	Daedong Corp.	137,516	1,369,892
	Daeduck Co. Ltd.	80,460	414,551
	Daeduck Electronics Co. Ltd.	196,439	4,323,532
	Daehan New Pharm Co. Ltd.	84,566	696,522
	Daehan Steel Co. Ltd.	101,612	1,235,632
*	DAEHO AL Co. Ltd.	41,075	72,934
*	Dae-Il Corp.	116,815	411,440
#	Daejoo Co. Ltd.	28,720	62,312
	Daejoo Electronic Materials Co. Ltd.	20,050	1,158,054
	Daejung Chemicals & Metals Co. Ltd.	18,985	269,334
	Daekyo Co. Ltd.	98,187	233,394
	Daelim B&Co Co. Ltd.	63,415	250,048
*	Daemyung Sonoseason Co. Ltd.	171,845	119,208
#	Daeryuk Can Co. Ltd.	73,845	273,457
#	Daesang Corp.	182,226	3,060,665
	Daesang Holdings Co. Ltd.	116,639	744,378
*	Daesung Eltec Co. Ltd.	168,466	117,647
	Daesung Energy Co. Ltd.	13,173	115,275
*	Daesung Fine Tech Co. Ltd.	88,630	129,222
	Daesung Holdings Co. Ltd.	13,995	883,478
*	Daesung Industrial Co. Ltd.	130,500	520,524
*	Daesung Private Equity, Inc.	60,041	194,051
*	Daewon Cable Co. Ltd.	143,273	170,680
*	Daewon Media Co. Ltd.	41,596	458,829
	Daewon Pharmaceutical Co. Ltd.	116,606	1,596,733
	Daewon San Up Co. Ltd.	77,011	316,570
#*	Daewoo Electronic Components Co. Ltd.	117,721	177,321
*	Daewoo Engineering & Construction Co. Ltd.	883,358	3,578,657
#*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	178,240	2,735,911
	Daewoong Co. Ltd.	65,915	1,434,676
#	Daewoong Pharmaceutical Co. Ltd.	10,423	1,474,870
*	Dahaam E-Tec Co. Ltd.	1,420	76,515
	Daihan Pharmaceutical Co. Ltd.	42,577	899,264
	Daishin Information & Communication	67,690	64,085
	Daishin Securities Co. Ltd.	267,512	3,189,357
*	Daiyang Metal Co. Ltd.	42,300	120,162

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Danal Co. Ltd.	227,028	$1,307,855
#*	Danawa Co. Ltd.	37,501	532,408
	Daou Data Corp.	153,674	1,364,851
	Daou Technology, Inc.	234,864	3,408,188
*	Dasan Networks, Inc.	153,836	688,376
	Dawonsys Co. Ltd.	61,221	1,110,526
#*	Dayou Automotive Seat Technology Co. Ltd.	414,836	275,305
*	Dayou Plus Co. Ltd.	397,817	291,181
	DB Financial Investment Co. Ltd.	269,642	1,077,414
#	DB HiTek Co. Ltd.	159,454	5,551,522
	DB Insurance Co. Ltd.	394,302	18,350,895
*	DB, Inc.	744,696	476,700
	DCM Corp.	29,903	469,475
*	Dentis Co. Ltd.	6,576	46,649
	Dentium Co. Ltd.	25,294	1,669,176
#	Deutsch Motors, Inc.	184,790	1,246,156
#*	Development Advance Solution Co. Ltd.	31,713	131,876
	Device ENG Co. Ltd.	37,221	539,683
*	Dexter Studios Co. Ltd.	13,549	162,431
	DGB Financial Group, Inc.	1,393,285	8,296,840
	DI Dong Il Corp.	92,330	1,299,771
	Digital Chosun Co. Ltd.	98,164	173,967
	Digital Daesung Co. Ltd.	88,111	485,085
*	Digital Imaging Technology Co. Ltd., Class C	6,500	36,145
*	DIO Corp.	39,408	831,721
	Display Tech Co. Ltd.	59,980	288,663
	DL Construction Co. Ltd.	55,042	900,404
#	DL E&C Co. Ltd.	189,052	5,917,443
#	DL Holdings Co. Ltd.	75,397	3,778,449
*††	DMOA Co. Ltd.	348,388	44,048
	DMS Co. Ltd.	139,166	576,097
	DN Automotive Corp.	35,869	1,584,899
	DNF Co. Ltd.	39,299	472,495
	Dohwa Engineering Co. Ltd.	25,475	175,018
	Dong A Eltek Co. Ltd.	40,406	227,256
	Dong Ah Tire & Rubber Co. Ltd.	29,142	268,258
	Dong-A Hwasung Co. Ltd.	65,300	454,168
	Dong-A Socio Holdings Co. Ltd.	16,109	1,240,330
	Dong-A ST Co. Ltd.	31,701	1,505,231
#	Dong-Ah Geological Engineering Co. Ltd.	76,484	1,007,488
*	Dongbang Transport Logistics Co. Ltd.	337,592	749,167
	Dongbu Corp.	85,543	712,619
#	Dongil Industries Co. Ltd.	11,442	1,586,919
#	Dongjin Semichem Co. Ltd.	163,489	4,492,177
	Dongkoo Bio & Pharma Co. Ltd.	56,383	294,218
	DongKook Pharmaceutical Co. Ltd.	114,750	1,702,635
	Dongkuk Industries Co. Ltd.	285,557	660,647
	Dongkuk Steel Mill Co. Ltd.	649,817	6,664,613
	Dongkuk Structures & Construction Co. Ltd.	81,399	437,400
	Dongsin Engineering & Construction	3,741	59,064
#	Dongsuh Cos., Inc.	64,460	1,256,981
	Dongsung Chemical Co. Ltd.	243,135	822,587
	Dongsung Finetec Co. Ltd.	73,681	654,673
*	Dongsung Pharmaceutical Co. Ltd.	14,117	85,083
#*	Dongwha Enterprise Co. Ltd.	19,601	998,438
	Dongwha Pharm Co. Ltd.	129,820	1,057,269
	Dongwon Development Co. Ltd.	371,262	1,185,461
	Dongwon F&B Co. Ltd.	11,548	1,352,640
#	Dongwon Industries Co. Ltd.	11,680	2,019,378

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Dongwon Systems Corp.	24,822	$1,041,741
*	Dongwoo Farm To Table Co. Ltd.	15,270	32,861
	Dongyang E&P, Inc.	46,307	524,045
*	Dongyang Steel Pipe Co. Ltd.	301,477	251,257
	Doosan Bobcat, Inc.	165,437	3,973,744
	Doosan Co. Ltd.	53,783	2,906,865
#*	Doosan Enerbility	367,701	5,334,587
*	Doosan Fuel Cell Co. Ltd.	40,468	1,030,450
#	Doosan Tesna, Inc.	47,420	1,134,602
	DoubleUGames Co. Ltd.	78,442	2,559,096
	Douzone Bizon Co. Ltd.	65,587	1,628,327
	DRB Holding Co. Ltd.	25,035	87,427
*	Dream Security Co. Ltd.	144,659	368,904
	Dreamtech Co. Ltd.	177,029	1,273,390
*	Dreamus Co.	47,338	124,209
	Drgem Corp.	17,592	127,863
*	DRTECH Corp.	78,354	91,678
*	DSC Investment, Inc.	69,323	253,856
*	DSK Co. Ltd.	33,266	144,393
*	Duckshin Housing Co. Ltd.	32,944	54,389
*	Duk San Neolux Co. Ltd.	55,346	1,375,044
*	Duksan Hi-Metal Co. Ltd.	50,410	308,401
*	Duksan Techopia Co. Ltd.	14,836	184,111
	Duksung Co. Ltd.	34,587	171,089
	DY Corp.	130,490	732,805
	DY POWER Corp.	71,186	671,834
	DYPNF Co. Ltd.	5,728	163,956
*	E Investment&Development Co. Ltd.	185,440	202,475
#*	E& Corp. Co. Ltd.	86,152	225,223
*	E&D Co. Ltd.	10,843	231,230
*	E&M Co. Ltd.	665,264	274,685
	E1 Corp.	18,821	648,131
	Eagle Veterinary Technology Co. Ltd.	19,725	97,374
	Eagon Industrial Ltd.	55,023	384,112
	Easy Bio, Inc.	154,386	545,613
	Easy Holdings Co. Ltd.	352,791	990,285
#	eBEST Investment & Securities Co. Ltd.	109,317	563,897
#	Echo Marketing, Inc.	74,962	1,054,610
*	EcoBio Holdings Co. Ltd.	30,883	161,688
	Ecoplastic Corp.	257,558	612,054
#	Ecopro BM Co. Ltd.	77,696	7,184,754
	Ecopro Co. Ltd.	111,555	7,706,212
	Ecopro HN Co. Ltd.	4,281	149,342
	e-Credible Co. Ltd.	17,635	233,095
*	Eehwa Construction Co. Ltd.	34,748	171,679
*	EG Corp.	12,698	98,629
*	Ehwa Technologies Information Co. Ltd.	425,144	310,746
*	Elcomtec Co. Ltd.	135,076	122,077
	Elentec Co. Ltd.	57,707	956,701
	e-LITECOM Co. Ltd.	41,079	181,008
	E-MART, Inc.	64,566	5,626,916
#*	EMKOREA Co. Ltd.	109,856	275,247
	EM-Tech Co. Ltd.	69,727	1,553,721
*	Enex Co. Ltd.	121,879	132,081
	ENF Technology Co. Ltd.	67,695	1,598,563
*	Enplus Co. Ltd.	75,432	182,037
*	Enzychem Lifesciences Corp.	8,604	146,989
#	Eo Technics Co. Ltd.	22,516	1,400,303
*	Eone Diagnomics Genome Center Co. Ltd.	19,122	46,607

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Estechpharma Co. Ltd.	52,748	$341,734
*	ESTsoft Corp.	35,369	272,285
*	E-TRON Co. Ltd.	1,461,912	217,708
*	Eubiologics Co. Ltd.	11,346	137,747
#	Eugene Corp.	407,293	1,256,519
	Eugene Investment & Securities Co. Ltd.	576,393	1,290,536
	Eugene Technology Co. Ltd.	71,275	1,708,117
	Eusu Holdings Co. Ltd.	84,717	391,304
*	EV Advanced Material Co. Ltd.	79,322	116,076
*	Ewon Comfortech Co. Ltd.	26,487	171,675
*	E-World	106,813	166,927
*	Exem Co. Ltd.	110,273	347,601
	Exicon Co. Ltd.	27,407	215,719
*	ezCaretech Co. Ltd.	3,370	69,739
#	F&F Co. Ltd.	81,725	9,433,308
	Farmsco	109,302	435,960
	FarmStory Co. Ltd.	163,954	319,686
	Fila Holdings Corp.	369,050	8,654,414
#	Fine Semitech Corp.	63,917	771,362
*	Finetek Co. Ltd.	82,202	75,924
*	Firstec Co. Ltd.	71,326	205,502
*	Flask Co. Ltd.	92,101	129,348
*	FNC Entertainment Co. Ltd.	1,734	7,584
#	Foosung Co. Ltd.	265,159	3,794,635
*	FSN Co. Ltd.	44,862	160,882
	Fursys, Inc.	12,434	303,236
*	FutureChem Co. Ltd.	28,166	352,149
	Gabia, Inc.	53,321	485,199
	Galaxia Moneytree Co. Ltd.	29,422	168,263
	Gaon Cable Co. Ltd.	12,454	228,067
*	GemVax & Kael Co. Ltd.	56,141	598,357
	Gemvaxlink Co. Ltd.	401,468	404,718
*	Genematrix, Inc.	22,706	132,790
*	Genexine, Inc.	40,796	1,010,062
*	Genie Music Corp.	69,833	243,532
*	GenNBio, Inc.	105,974	199,829
*	GenoFocus, Inc.	9,548	44,500
	GENOLUTION, Inc.	20,539	203,946
	Genoray Co. Ltd.	26,427	182,014
	Geumhwa PSC Co. Ltd.	10,739	245,050
*	Gigalane Co. Ltd.	72,743	87,638
#	Global Standard Technology Co. Ltd.	59,859	1,056,329
#	GMB Korea Corp.	62,781	274,038
	GnCenergy Co. Ltd.	35,497	121,769
#*	GNCO Co. Ltd.	283,062	123,611
#	Golfzon Co. Ltd.	22,537	2,558,252
	Golfzon Newdin Holdings Co. Ltd.	157,907	851,996
*††	Good People Co. Ltd.	56,672	8,629
#	Gradiant Corp.	57,108	826,937
#*	Grand Korea Leisure Co. Ltd.	76,207	844,555
	Green Chemical Co. Ltd.	47,001	310,797
	Green Cross Corp.	11,176	1,490,129
	Green Cross Holdings Corp.	127,378	2,023,889
	Green Cross Wellbeing Corp.	18,849	120,147
	GS Engineering & Construction Corp.	278,878	6,411,219
#*	GS Global Corp.	370,284	1,023,574
	GS Holdings Corp.	343,205	11,001,243
	GS Retail Co. Ltd.	284,571	5,387,725
	Gwangju Shinsegae Co. Ltd.	17,981	455,037

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Haatz, Inc.	26,590	$136,729
	Hae In Corp.	46,546	280,664
	HAESUNG DS Co. Ltd.	59,671	2,656,137
	Haesung Industrial Co. Ltd.	21,315	188,276
*	Haesung Optics Co. Ltd.	66,172	40,125
	Haitai Confectionery & Foods Co. Ltd.	62,055	337,319
#	Halla Corp.	199,390	637,489
	Halla Holdings Corp.	58,411	1,749,687
*	Han Chang Corp.	144,537	122,565
	Han Kuk Carbon Co. Ltd.	148,693	1,601,028
	Hana Financial Group, Inc.	1,014,001	29,057,693
	Hana Materials, Inc.	39,603	1,240,371
*	Hana Micron, Inc.	267,813	2,809,127
	Hana Pharm Co. Ltd.	28,131	393,633
#*	Hanall Biopharma Co. Ltd.	76,301	963,543
	HanChang Paper Co. Ltd.	196,172	262,167
*	Hancom MDS, Inc.	18,659	237,171
*	Hancom WITH, Inc.	32,697	136,275
*	Hancom, Inc.	47,245	631,455
	Handok, Inc.	51,546	721,737
	Handsome Co. Ltd.	118,725	2,846,606
	Hanil Cement Co. Ltd.	150,794	1,659,129
	Hanil Feed Co. Ltd.	47,789	201,556
	Hanil Holdings Co. Ltd.	78,732	658,786
	Hanil Hyundai Cement Co. Ltd.	13,000	259,549
	Hanil Iron & Steel Co. Ltd.	79,870	251,925
	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	66,040
*	Hanjin Kal Corp.	12,473	575,988
#	Hanjin Transportation Co. Ltd.	64,178	1,327,377
*	Hankook Cosmetics Manufacturing Co. Ltd.	5,885	98,560
	Hankook Shell Oil Co. Ltd.	4,915	938,774
*	Hankook Technology, Inc.	279,402	165,392
	Hankook Tire & Technology Co. Ltd.	400,558	10,737,201
*	Hankuk Steel Wire Co. Ltd.	70,173	247,096
	Hanla IMS Co. Ltd.	6,528	26,909
#	Hanmi Pharm Co. Ltd.	15,954	3,802,271
#	Hanmi Science Co. Ltd.	16,662	525,733
	Hanmi Semiconductor Co. Ltd.	232,064	2,424,701
	HanmiGlobal Co. Ltd.	60,298	549,441
	Hannong Chemicals, Inc.	21,885	228,315
	Hanon Systems	512,451	4,206,274
*	Hans Biomed Corp.	29,745	245,337
#	Hansae Co. Ltd.	129,188	1,670,318
#	Hansae Yes24 Holdings Co. Ltd.	104,148	477,002
	Hanshin Construction Co. Ltd.	70,844	662,572
#	Hanshin Machinery Co.	65,020	456,135
	Hansol Chemical Co. Ltd.	38,665	6,546,894
	Hansol Holdings Co. Ltd.	375,392	1,013,306
#	Hansol HomeDeco Co. Ltd.	481,896	527,135
	Hansol Logistics Co. Ltd.	162,689	426,611
	Hansol Paper Co. Ltd.	165,985	1,825,127
*	Hansol Technics Co. Ltd.	195,654	903,620
#	Hanssem Co. Ltd.	26,396	1,169,100
#	Hanwha Aerospace Co. Ltd.	187,916	9,360,475
#	Hanwha Corp.	237,352	5,046,382
*	Hanwha General Insurance Co. Ltd.	544,812	2,106,726
	Hanwha Investment & Securities Co. Ltd.	765,510	1,972,440
#*	Hanwha Life Insurance Co. Ltd.	1,932,465	3,434,320
*	Hanwha Solutions Corp.	322,902	10,909,354

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanyang Eng Co. Ltd.	87,410	$1,050,440
	Hanyang Securities Co. Ltd.	48,717	416,810
	Harim Co. Ltd.	371,760	815,960
#	Harim Holdings Co. Ltd.	173,118	1,125,993
*	HB SOLUTION Co. Ltd.	18,954	193,897
#	HB Technology Co. Ltd.	312,891	471,322
#	HD Hyundai Co. Ltd.	209,499	9,186,414
	HDC Holdings Co. Ltd.	151,278	813,004
#	HDC Hyundai Development Co. Engineering & Construction, Class E	313,516	2,988,626
	HDC Hyundai Engineering Plastics Co. Ltd.	103,147	324,015
	HDCLabs Co. Ltd.	24,286	164,202
	Hecto Financial Co. Ltd.	10,904	176,979
	Hecto Innovation Co. Ltd.	54,348	652,119
#*	Helixmith Co. Ltd.	71,446	1,003,542
*	Heungkuk Fire & Marine Insurance Co. Ltd.	153,839	392,983
*	HFR, Inc.	38,576	951,032
	High Tech Pharm Co. Ltd.	23,431	177,733
	HIMS Co. Ltd.	11,976	74,499
#	Hite Jinro Co. Ltd.	136,202	3,175,177
	Hitejinro Holdings Co. Ltd.	58,912	529,042
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	168,018	530,022
*	HJ Shipbuilding & Construction Co. Ltd.	99,769	529,955
*	HLB Global Co. Ltd.	25,718	187,309
*	HLB Life Science Co. Ltd.	233,906	2,304,060
*	HLB Therapeutics Co. Ltd.	57,806	548,407
*	HLB, Inc.	103,089	3,342,553
	HLscience Co. Ltd.	6,080	142,460
#	HMM Co. Ltd.	1,184,277	22,738,545
*	Home Center Holdings Co. Ltd.	421,452	467,283
*	Homecast Co. Ltd.	85,344	255,492
#	Hotel Shilla Co. Ltd.	112,072	6,207,540
	HS Industries Co. Ltd.	334,037	1,306,443
*	HSD Engine Co. Ltd.	104,384	715,250
*	Hugel, Inc.	24,941	2,582,683
*	Humax Co. Ltd.	157,218	453,793
	Humedix Co. Ltd.	31,665	584,710
*	Huneed Technologies	79,988	491,535
	Huons Co. Ltd.	55,330	1,605,489
	Huons Global Co. Ltd.	41,448	743,608
	Husteel Co. Ltd.	89,340	276,443
	Huvis Corp.	131,799	656,354
#	Huvitz Co. Ltd.	57,550	486,309
#	Hwa Shin Co. Ltd.	129,780	959,280
#	Hwacheon Machine Tool Co. Ltd.	3,319	87,046
#*	Hwail Pharm Co. Ltd.	240,998	501,048
#	Hwangkum Steel & Technology Co. Ltd.	67,513	391,988
	Hwaseung Corp. Co. Ltd.	213,558	239,405
	Hwaseung Enterprise Co. Ltd.	55,525	515,999
	Hwaseung R&A Co. Ltd.	21,197	55,787
	HwaSung Industrial Co. Ltd.	73,583	986,528
	Hy-Lok Corp.	58,543	830,910
	Hyosung Advanced Materials Corp.	11,136	3,383,532
*	Hyosung Chemical Corp.	17,589	2,508,128
	Hyosung Corp.	49,451	2,923,713
*	Hyosung Heavy Industries Corp.	38,298	1,774,113
#	Hyosung TNC Corp.	24,888	6,623,477
	HyosungITX Co. Ltd.	9,080	105,654
	Hyundai Autoever Corp.	6,288	610,032
	Hyundai Bioland Co. Ltd.	41,103	396,512

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai BNG Steel Co. Ltd.	85,559	$892,859
	Hyundai Construction Equipment Co. Ltd.	91,986	2,691,492
	Hyundai Corp.	49,866	611,646
	Hyundai Corp. Holdings, Inc.	28,838	246,817
#	Hyundai Department Store Co. Ltd.	92,429	4,747,586
#*	Hyundai Doosan Infracore Co. Ltd.	1,406,593	6,048,869
*	Hyundai Electric & Energy System Co. Ltd.	100,545	2,132,841
	Hyundai Elevator Co. Ltd.	141,930	3,079,498
*	Hyundai Energy Solutions Co. Ltd.	25,575	996,189
	Hyundai Engineering & Construction Co. Ltd.	254,801	8,285,211
*	HYUNDAI EVERDIGM Corp.	4,900	31,908
	Hyundai Ezwel Co. Ltd.	44,504	257,312
	Hyundai Futurenet Co. Ltd.	301,398	646,984
	Hyundai Glovis Co. Ltd.	81,842	11,486,732
#	Hyundai Greenfood Co. Ltd.	330,294	1,968,356
	Hyundai Home Shopping Network Corp.	40,309	1,624,058
	Hyundai HT Co. Ltd.	41,585	276,035
	Hyundai Livart Furniture Co. Ltd.	86,141	775,445
	Hyundai Marine & Fire Insurance Co. Ltd.	531,420	13,424,133
#*	Hyundai Mipo Dockyard Co. Ltd.	53,416	3,706,842
	Hyundai Mobis Co. Ltd.	146,279	25,746,137
	Hyundai Motor Co.	298,031	45,066,206
	Hyundai Motor Securities Co. Ltd.	151,203	1,242,386
	Hyundai Pharmaceutical Co. Ltd.	63,333	267,274
#*	Hyundai Rotem Co. Ltd.	158,775	3,253,039
	Hyundai Steel Co.	351,824	9,254,407
	Hyundai Wia Corp.	110,707	5,826,441
*	Hyungji Elite, Inc.	26,656	34,375
	Hyungkuk F&B Co. Ltd.	40,315	98,762
#*††	Hyupjin Co. Ltd.	19,800	12,803
#	HyVision System, Inc.	67,959	890,695
*	I&C Technology Co. Ltd.	23,375	53,189
	i3system, Inc.	20,792	316,013
*	iA, Inc.	743,494	469,048
	ICD Co. Ltd.	76,092	557,692
*	Icure Pharm, Inc.	6,522	74,680
	IDIS Holdings Co. Ltd.	8,252	85,484
*	IHQ, Inc.	586,434	340,802
	Il Sung Construction Co. Ltd.	41,239	110,488
*	Iljin Display Co. Ltd.	52,936	86,970
	Iljin Electric Co. Ltd.	94,365	489,925
	Iljin Holdings Co. Ltd.	132,692	677,372
#	Iljin Materials Co. Ltd.	26,776	1,521,876
	Iljin Power Co. Ltd.	26,649	367,467
#	Ilshin Spinning Co. Ltd.	10,804	858,172
*	Ilshin Stone Co. Ltd.	134,868	149,386
††	ilShinbiobase Co. Ltd.	80,228	158,869
	Ilsung Pharmaceuticals Co. Ltd.	4,839	289,985
	Ilyang Pharmaceutical Co. Ltd.	68,072	1,248,721
*	IM Co. Ltd.	1	2
	iMarketKorea, Inc.	122,114	975,334
	InBody Co. Ltd.	67,799	1,301,471
*	INCON Co. Ltd.	39,539	45,272
	Incross Co. Ltd.	30,396	366,965
	Industrial Bank of Korea	1,156,649	8,371,029
#*	Infinitt Healthcare Co. Ltd.	50,590	229,227
	InfoBank Corp.	11,959	138,232
*	Inhwa Precision Co. Ltd.	11,515	123,326
	INITECH Co. Ltd.	30,861	100,253

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	InkTec Co. Ltd.	7,257	$38,042
*	INNO Instrument, Inc.	63,674	84,059
	Innocean Worldwide, Inc.	57,145	2,006,567
*	Innometry Co. Ltd.	8,065	73,164
	InnoWireless, Inc.	21,666	501,252
#	Innox Advanced Materials Co. Ltd.	111,352	3,194,452
*	Innox Corp.	2,178	38,894
*	Inscobee, Inc.	138,198	216,991
#*	Insun ENT Co. Ltd.	113,111	779,142
*	Insung Information Co. Ltd.	72,270	129,498
	Intekplus Co. Ltd.	47,319	729,449
#	Intellian Technologies, Inc.	13,956	737,851
	Intelligent Digital Integrated Security Co. Ltd.	20,760	397,057
*	Interflex Co. Ltd.	55,384	567,202
	Interojo Co. Ltd.	45,267	968,861
	INTOPS Co. Ltd.	96,905	2,554,215
*	iNtRON Biotechnology, Inc.	66,346	568,297
	Inzi Controls Co. Ltd.	66,398	426,179
	INZI Display Co. Ltd.	135,289	206,103
*	Iones Co. Ltd.	98,993	596,561
#	IS Dongseo Co. Ltd.	104,737	3,254,373
	ISC Co. Ltd.	53,055	1,419,599
	i-SENS, Inc.	56,579	1,509,914
*	ISU Abxis Co. Ltd.	17,003	107,097
	ISU Chemical Co. Ltd.	112,342	1,289,772
*	IsuPetasys Co. Ltd.	220,497	1,244,352
*	ITCEN Co. Ltd.	71,748	238,814
#	ITM Semiconductor Co. Ltd.	18,468	490,683
	It's Hanbul Co. Ltd.	27,788	349,324
*	Iwin Plus Co. Ltd.	64,532	31,708
*	Jaeyoung Solutec Co. Ltd.	173,969	103,216
*	Jahwa Electronics Co. Ltd.	42,187	847,045
	JASTECH Ltd.	8,714	40,275
	JB Financial Group Co. Ltd.	1,187,086	6,824,208
	JC Chemical Co. Ltd.	84,616	557,303
	JC Hyun System, Inc.	67,857	271,627
	Jeil Pharmaceutical Co. Ltd.	13,855	248,292
*	Jeju Beer Co. Ltd.	32,746	59,802
*	Jeju Semiconductor Corp.	151,696	586,414
	Jinro Distillers Co. Ltd.	10,945	198,242
	Jinsung T.E.C.	55,826	469,453
	JLS Co. Ltd.	59,182	343,258
*	JNK Heaters Co. Ltd.	98,775	434,147
#*	JNTC Co. Ltd.	69,131	285,394
*	Jooyontech Co. Ltd.	83,454	57,526
*	JoyCity Corp.	54,667	212,334
	JS Corp.	32,271	426,565
*	JT Corp.	2,402	13,623
	Jungdawn Co. Ltd.	62,494	116,163
#	Jusung Engineering Co. Ltd.	194,569	2,553,601
#	JVM Co. Ltd.	24,902	391,506
#	JW Holdings Corp.	154,625	414,500
	JW Life Science Corp.	37,085	394,491
#	JW Pharmaceutical Corp.	46,456	855,796
*	JW Shinyak Corp.	74,557	230,776
	JYP Entertainment Corp.	93,138	3,994,597
	Kakao Corp.	86,610	5,001,405
*	Kanglim Co. Ltd.	334,014	375,021
	Kangnam Jevisco Co. Ltd.	26,553	472,697

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kangstem Biotech Co. Ltd.	72,965	$183,514
*	Kangwon Land, Inc.	77,621	1,551,547
#	KAON Media Co. Ltd.	141,751	906,419
	KB Financial Group, Inc.	1,155,887	42,989,657
*	KB Financial Group, Inc., ADR	426,770	15,824,632
	KC Co. Ltd.	56,156	844,029
*	KC Cottrell Co. Ltd.	12,934	43,784
	KC Green Holdings Co. Ltd.	87,283	333,947
	KC Tech Co. Ltd.	68,360	940,570
	KCC Corp.	19,649	4,417,957
#	KCC Engineering & Construction Co. Ltd.	56,901	305,068
	KCC Glass Corp.	81,256	3,002,051
	KCI Ltd.	7,564	52,655
	KCTC	176,886	650,156
#*	KEC Corp.	325,581	687,115
	KEPCO Engineering & Construction Co., Inc.	10,615	537,694
	KEPCO Plant Service & Engineering Co. Ltd.	57,669	1,702,889
#*	Kespion Co. Ltd.	65,126	59,004
*	KEYEAST Co. Ltd.	63,844	405,735
	KG Chemical Corp.	82,934	1,800,729
	KG Dongbu Steel	143,843	1,365,495
	KG Eco Technology Service Co. Ltd.	102,678	1,212,138
#	Kginicis Co. Ltd.	131,823	1,403,811
	KGMobilians Co. Ltd.	129,933	701,878
*	KH Electron Co. Ltd.	297,965	174,344
*	KH FEELUX Co. Ltd.	329,657	369,371
#	KH Vatec Co. Ltd.	71,134	1,171,633
	Kia Corp.	651,938	40,816,131
*	KidariStudio, Inc.	5,774	42,647
	KINX, Inc.	15,932	638,943
	KISCO Corp.	107,236	564,376
	KISCO Holdings Co. Ltd.	49,018	533,978
	KISWIRE Ltd.	61,657	999,893
	KIWOOM Securities Co. Ltd.	96,802	6,303,459
*	KleanNara Co. Ltd.	120,656	337,330
	KL-Net Corp.	115,139	263,127
	KM Corp.	22,188	131,554
*	KMH Hitech Co. Ltd.	208,558	238,489
*	KMW Co. Ltd.	30,684	752,190
	Knotus Co. Ltd.	68,157	372,337
*	KoBioLabs, Inc.	6,991	71,088
	Kocom Co. Ltd.	25,809	101,966
	Koentec Co. Ltd.	88,224	572,087
	Koh Young Technology, Inc.	168,805	1,837,765
#	Kolmar BNH Co. Ltd.	63,540	1,331,621
#	Kolmar Korea Co. Ltd.	54,286	1,627,166
	Kolmar Korea Holdings Co. Ltd.	54,832	755,901
	Kolon Corp.	59,629	1,152,872
	Kolon Global Corp.	59,299	898,160
	Kolon Industries, Inc.	151,627	6,401,272
	Kolon Plastic, Inc.	55,254	511,077
	Komelon Corp.	7,669	55,794
#	KoMiCo Ltd.	30,247	1,200,667
#*	KONA I Co. Ltd.	59,314	786,988
	Kook Soon Dang Brewery Co. Ltd.	58,180	414,876
	Korea Aerospace Industries Ltd.	175,517	7,719,128
*	Korea Airport Service Co. Ltd.	97	2,852
#	Korea Alcohol Industrial Co. Ltd.	103,382	853,390
	Korea Arlico Pharm Co. Ltd.	26,632	132,742

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Asset In Trust Co. Ltd.	374,510	$999,193
	Korea Business News Co. Ltd.	21,677	101,715
	Korea Cast Iron Pipe Industries Co. Ltd.	69,516	432,712
	Korea Cement Co. Ltd.	26,555	69,726
#*	Korea Circuit Co. Ltd.	72,608	1,149,551
	Korea District Heating Corp.	16,668	412,298
#*	Korea Electric Power Corp., Sponsored ADR	665,907	5,740,118
*	Korea Electric Power Corp.	258,545	4,452,895
	Korea Electric Terminal Co. Ltd.	46,044	1,999,231
	Korea Electronic Certification Authority, Inc.	46,611	218,729
	Korea Electronic Power Industrial Development Co. Ltd.	72,062	593,083
	Korea Export Packaging Industrial Co. Ltd.	9,242	163,737
	Korea Flange Co. Ltd.	151,815	303,501
	Korea Gas Corp.	115,648	3,315,294
#	Korea Industrial Co. Ltd.	10,455	42,763
*	Korea Information & Communications Co. Ltd.	40,030	235,372
	Korea Information Certificate Authority, Inc.	3,596	16,384
	Korea Investment Holdings Co. Ltd.	267,099	12,996,662
#*	Korea Line Corp.	1,397,764	2,575,238
*	Korea Parts & Fasteners Co. Ltd.	16,101	82,910
	Korea Petrochemical Ind Co. Ltd.	28,152	2,760,327
	Korea Petroleum Industries Co.	35,644	307,087
	Korea Pharma Co. Ltd.	5,263	136,796
	Korea Ratings Corp.	3,760	208,839
	Korea Real Estate Investment & Trust Co. Ltd.	871,514	1,126,027
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	119,428	7,804,338
	Korea United Pharm, Inc.	44,748	885,470
	Korea Zinc Co. Ltd.	20,049	7,370,705
*	Korean Air Lines Co. Ltd.	916,186	17,901,516
	Korean Drug Co. Ltd.	11,632	70,745
	Korean Reinsurance Co.	582,722	3,955,656
#*	Kortek Corp.	64,017	457,078
*	KOSES Co. Ltd.	34,461	270,858
*	KPM Tech Co. Ltd.	421,313	166,300
*	KPS Corp.	5,740	26,576
	KPX Chemical Co. Ltd.	15,304	581,208
	KSIGN Co. Ltd.	122,686	172,785
	KSS LINE Ltd.	136,658	1,080,257
*	KT Alpha Co. Ltd.	95,811	460,607
	KT Corp., Sponsored ADR	309,798	4,461,091
	KT Corp.	35,348	1,027,409
	KT Skylife Co. Ltd.	196,016	1,357,559
#	KT Submarine Co. Ltd.	92,378	464,069
	KT&G Corp.	279,396	17,610,056
#	KTB Investment & Securities Co. Ltd.	318,994	1,117,335
#	KTCS Corp.	235,785	397,933
	Ktis Corp.	209,053	430,382
*	Kuk Young G&M	102,238	126,205
	Kukbo Design Co. Ltd.	21,962	289,882
	Kukdo Chemical Co. Ltd.	27,896	1,092,211
*	Kukdong Corp.	233,328	314,117
	Kukdong Oil & Chemicals Co. Ltd.	113,784	326,111
#*	Kuk-il Paper Manufacturing Co. Ltd.	268,749	555,947
*	Kukje Pharma Co. Ltd.	33,468	142,117
	Kukjeon Pharmaceutical Co. Ltd.	30,878	192,526
*	Kum Yang Co. Ltd.	75,736	499,800
*	Kumho HT, Inc.	754,608	746,832
	Kumho Petrochemical Co. Ltd.	115,633	11,551,058
*	Kumho Tire Co., Inc.	604,314	1,650,096

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KUMHOE&C Co. Ltd.	140,791	$901,812
	Kumkang Kind Co. Ltd.	142,077	785,908
	Kwang Dong Pharmaceutical Co. Ltd.	237,575	1,189,338
	Kwang Myung Electric Co. Ltd.	167,538	403,608
*	KX Innovation Co. Ltd.	119,777	693,022
	Kyeryong Construction Industrial Co. Ltd.	65,870	1,246,110
	Kyobo Securities Co. Ltd.	131,533	654,756
	Kyochon F&B Co. Ltd.	41,621	395,437
	Kyongbo Pharmaceutical Co. Ltd.	55,105	305,297
	Kyung Dong Navien Co. Ltd.	35,842	1,104,449
*	Kyung Nam Pharm Co. Ltd.	59,940	119,134
	Kyung Nong Corp.	16,624	142,899
#	Kyungbang Co. Ltd.	84,291	855,546
*	Kyungchang Industrial Co. Ltd.	23,256	46,946
	KyungDong City Gas Co. Ltd.	20,551	345,757
	Kyungdong Pharm Co. Ltd.	106,028	735,457
	Kyung-In Synthetic Corp.	193,928	876,483
	L&C Bio Co. Ltd.	36,625	848,139
*	L&F Co. Ltd.	12,456	2,204,155
	LabGenomics Co. Ltd.	177,936	1,077,025
*	Lake Materials Co. Ltd.	150,192	587,284
*	LaonPeople, Inc.	14,116	72,453
#	LB Semicon, Inc.	243,850	1,784,971
	LEADCORP, Inc.	125,865	803,452
*	Leaders Cosmetics Co. Ltd.	11,741	24,013
	Lee Ku Industrial Co. Ltd.	145,496	362,717
	LEENO Industrial, Inc.	42,725	4,341,991
	LF Corp.	142,546	1,918,199
	LG Chem Ltd.	66,498	30,971,738
	LG Corp.	190,776	11,907,422
#	LG Display Co. Ltd., ADR	479,334	2,842,451
#	LG Display Co. Ltd.	1,624,028	19,199,771
	LG Electronics, Inc.	633,563	46,213,561
	LG HelloVision Co. Ltd.	441,272	1,941,587
	LG Household & Health Care Ltd.	22,180	13,330,830
	LG Innotek Co. Ltd.	51,112	14,330,760
	LG Uplus Corp.	1,415,141	13,636,432
	LIG Nex1 Co. Ltd.	33,819	2,300,808
	Lion Chemtech Co. Ltd.	53,078	368,474
	LMS Co. Ltd.	15,068	93,924
*	Lock & Lock Co. Ltd.	99,766	635,208
*	Longtu Korea, Inc.	51,113	204,845
#	LOT Vacuum Co. Ltd.	77,667	753,690
	Lotte Chemical Corp.	54,930	7,473,628
	Lotte Chilsung Beverage Co. Ltd.	18,350	2,508,673
	Lotte Confectionery Co. Ltd.	14,917	1,349,758
	Lotte Corp.	70,584	2,031,535
*	Lotte Data Communication Co.	37,316	787,028
#	LOTTE Fine Chemical Co. Ltd.	110,682	5,614,609
	LOTTE Himart Co. Ltd.	67,421	894,420
*	Lotte Non-Life Insurance Co. Ltd.	565,828	732,030
	Lotte Shopping Co. Ltd.	40,801	3,001,695
#	LS Cable & System Asia Ltd.	52,587	296,463
#	LS Corp.	128,666	5,839,070
#	LS Electric Co. Ltd.	115,926	5,182,079
*	Lumens Co. Ltd.	58,799	52,034
	Lutronic Corp.	71,530	1,118,069
*	LVMC Holdings	369,696	844,408
	LX Hausys Ltd.	64,624	2,171,628

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	LX Holdings Corp.	334,252	$2,250,478
#	LX International Corp.	281,225	7,125,809
#	LX Semicon Co. Ltd.	52,466	4,036,998
	M.I.Tech Co. Ltd.	40,278	322,269
#	Macquarie Korea Infrastructure Fund	1,356,912	13,588,066
#	Macrogen, Inc.	18,261	368,400
	Maeil Dairies Co. Ltd.	26,284	1,203,252
	Maeil Holdings Co. Ltd.	46,573	323,005
	MAKUS, Inc.	63,844	411,561
	Mando Corp.	167,777	7,416,822
	Manho Rope & Wire Ltd.	3,562	65,912
*	Maniker Co. Ltd.	155,301	165,766
	Mcnex Co. Ltd.	69,880	1,795,572
*	ME2ON Co. Ltd.	172,417	614,836
	Mediana Co. Ltd.	27,541	105,619
*	MEDICOX Co. Ltd.	39,435	267,597
#*††	Medience Co. Ltd.	37,164	116,492
*	Medifron DBT Co. Ltd.	54,396	69,953
*	Medipost Co. Ltd.	45,078	735,936
#*	Medy-Tox, Inc.	21,209	1,887,566
	Meerecompany, Inc.	19,099	312,952
	MegaMD Co. Ltd.	34,084	85,059
#	MegaStudy Co. Ltd.	49,775	431,667
	MegaStudyEdu Co. Ltd.	59,725	4,061,261
	MEKICS Co. Ltd.	65,083	331,077
*	Mercury Corp.	14,321	73,396
	Meritz Financial Group, Inc.	273,713	5,528,818
	Meritz Fire & Marine Insurance Co. Ltd.	420,458	11,177,071
	Meritz Securities Co. Ltd.	1,834,640	6,847,559
	META BIOMED Co. Ltd.	46,200	85,573
*	Metalabs Co. Ltd.	38,168	21,933
*	Mgame Corp.	85,404	513,829
	Mi Chang Oil Industrial Co. Ltd.	3,141	194,038
*	MiCo BioMed Co. Ltd.	16,264	146,572
	MiCo Ltd.	171,010	1,211,035
	Mirae Asset Life Insurance Co. Ltd.	454,697	1,070,649
	Mirae Asset Securities Co. Ltd.	1,363,861	6,930,955
	Mirae Asset Venture Investment Co. Ltd.	155,647	747,612
*	Mirae Corp.	16,360	133,280
	Miwon Chemicals Co. Ltd.	1,485	75,937
	Miwon Commercial Co. Ltd.	5,795	805,266
	Miwon Holdings Co. Ltd.	1,831	186,024
	Miwon Specialty Chemical Co. Ltd.	9,434	1,412,568
	MK Electron Co. Ltd.	117,641	1,104,352
	MNTech Co. Ltd.	144,999	964,575
*	Mobase Electronics Co. Ltd.	136,243	156,703
*	Mobile Appliance, Inc.	78,325	203,222
*	Monalisa Co. Ltd.	53,629	143,205
	MonAmi Co. Ltd.	6,920	19,906
	Moonbae Steel Co. Ltd.	104,889	304,022
	Moorim P&P Co. Ltd.	182,856	632,429
	Moorim Paper Co. Ltd.	184,050	383,330
	Motonic Corp.	48,395	321,415
#*	Motrex Co. Ltd.	86,739	825,025
	Mr Blue Corp.	37,498	169,263
*	MS Autotech Co. Ltd.	82,525	294,481
	Muhak Co. Ltd.	85,983	463,500
	Multicampus Co. Ltd.	17,880	581,468
*	M-venture Investment, Inc.	36,428	41,037

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	MyungMoon Pharm Co. Ltd.	80,147	$203,775
*	N2Tech Co. Ltd.	191,103	200,801
	Nam Hwa Construction Co. Ltd.	34,033	189,808
	Namhae Chemical Corp.	151,240	1,130,660
*	NamKwang Engineering & Construction Co. Ltd.	4,022	32,820
*	Namsun Aluminum Co. Ltd.	530,593	948,007
	Namsung Corp.	67,997	128,540
*	Namu Tech Co. Ltd.	44,462	71,005
*	Namuga Co. Ltd.	54,708	419,571
	Namyang Dairy Products Co. Ltd.	2,107	598,739
*	NanoenTek, Inc.	53,567	229,476
	Nasmedia Co. Ltd.	26,216	501,595
*	Nature & Environment Co. Ltd.	202,100	233,504
	NAVER Corp.	64,149	12,832,447
*	NC& Co. Ltd.	19,756	37,004
	NCSoft Corp.	23,568	6,770,833
*	NDFOS Co. Ltd.	49,334	282,542
	NeoPharm Co. Ltd.	31,982	509,933
*	Neowiz	41,050	875,239
	Neowiz Holdings Corp.	24,725	609,439
*	Nepes Ark Corp.	18,274	426,083
#*	NEPES Corp.	101,431	1,590,404
*	Neptune Co.	1,637	18,907
#Ω	Netmarble Corp.	30,119	1,675,050
	New Power Plasma Co. Ltd.	115,680	417,137
	Newtree Co. Ltd.	10,087	97,286
	Nexen Corp.	186,961	521,357
#	Nexen Tire Corp.	292,078	1,393,491
#*	Nexon Games Co. Ltd.	72,495	1,267,560
*	Next Entertainment World Co. Ltd.	44,760	258,354
*	NextEye Co. Ltd.	270,293	158,091
	NEXTIN, Inc.	18,560	910,258
*	Nexturnbioscience Co. Ltd.	68,441	140,141
	NH Investment & Securities Co. Ltd.	752,035	5,765,188
*	NHN Corp.	121,399	2,558,753
*	NHN KCP Corp.	143,452	1,479,113
	NI Steel Co. Ltd.	60,072	231,153
	NICE Holdings Co. Ltd.	181,884	1,969,213
	Nice Information & Telecommunication, Inc.	50,685	988,063
	NICE Information Service Co. Ltd.	245,501	2,985,523
	NICE Total Cash Management Co. Ltd.	144,784	565,455
*	NK Co. Ltd.	249,664	185,740
	Nong Shim Holdings Co. Ltd.	14,980	782,313
	Nong Woo Bio Co. Ltd.	47,128	367,349
	NongShim Co. Ltd.	16,834	3,623,226
	Noroo Holdings Co. Ltd.	17,027	146,399
#	NOROO Paint & Coatings Co. Ltd.	73,272	513,477
	NOVAREX Co. Ltd.	16,987	418,894
	NPC	119,862	874,910
*	NS Co. Ltd.	14,942	101,920
*	NSN Co. Ltd.	125,517	111,261
*	nTels Co. Ltd.	16,136	74,805
*	Nuintek Co. Ltd.	39,134	125,585
*	NUVOTEC Co. Ltd.	46,960	38,714
	Oceanbridge Co. Ltd.	26,940	264,047
#	OCI Co. Ltd.	102,558	9,707,544
#*	Omnisystem Co. Ltd.	194,116	386,000
	Openbase, Inc.	89,344	206,181
	Opto Device Technology Co. Ltd.	63,837	275,600

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	OptoElectronics Solutions Co. Ltd.	32,006	$575,138
*	OPTRON-TEC, Inc.	77,343	324,409
	OPTUS Pharmaceutical Co. Ltd.	66,425	320,826
#*	Orbitech Co. Ltd.	63,796	348,766
*	Orientbio, Inc.	138,146	86,802
	Orion Corp.	72,859	5,640,476
#	Orion Holdings Corp.	200,852	2,329,096
#*	OSANGJAIEL Co. Ltd.	30,119	152,242
#	Osstem Implant Co. Ltd.	61,682	5,275,062
*††	Osung Advanced Materials Co. Ltd.	322,592	400,415
	Ottogi Corp.	8,465	2,927,714
	Paik Kwang Industrial Co. Ltd.	173,863	591,618
*	Pan Entertainment Co. Ltd.	40,091	111,989
	Pan Ocean Co. Ltd.	1,429,034	6,220,487
*	PANAGENE, Inc.	39,250	94,516
	Pang Rim Co. Ltd.	67,244	179,207
*	Pan-Pacific Co. Ltd.	215,720	303,760
#*	Paradise Co. Ltd.	240,486	2,518,033
	Park Systems Corp.	13,013	998,529
#	Partron Co. Ltd.	294,336	1,959,311
	Paseco Co. Ltd.	28,336	327,169
#*	Pearl Abyss Corp.	42,069	1,733,156
	People & Technology, Inc.	94,711	3,351,426
*	Peptron, Inc.	13,576	96,478
	PHA Co. Ltd.	70,469	427,792
*	PharmAbcine	26,350	71,304
	PharmaResearch Co. Ltd.	14,782	828,304
*	PharmGen Science, Inc.	61,921	362,271
*	Pharmicell Co. Ltd.	153,962	1,367,708
*	Philoptics Co. Ltd.	30,876	173,921
*††	Philosys Healthcare Co. Ltd.	103,057	103,525
	PI Advanced Materials Co. Ltd.	85,454	2,455,893
	PJ Electronics Co. Ltd.	19,239	114,054
*	PLAYWITH, Inc.	24,475	159,811
	Point Engineering Co. Ltd.	78,032	158,525
*	Polaris Office Corp.	72,052	81,801
#	Poongsan Corp.	189,944	4,059,634
	Poongsan Holdings Corp.	20,373	431,206
#	POSCO Chemical Co. Ltd.	16,529	1,677,552
#	POSCO Holdings, Inc., Sponsored ADR	346,815	16,248,283
	POSCO Holdings, Inc.	186,218	34,777,670
#	Posco ICT Co. Ltd.	167,019	750,354
#	Posco International Corp.	377,319	5,985,471
	Posco M-Tech Co. Ltd.	93,690	441,920
	POSCO Steeleon Co. Ltd.	24,870	712,456
*	Power Logics Co. Ltd.	177,068	850,798
*	PowerNet Technologies Corp.	39,785	125,168
	Protec Co. Ltd.	31,139	590,484
	PS TEC Co. Ltd.	37,133	120,082
#	PSK, Inc.	55,813	1,707,939
	Pulmuone Co. Ltd.	86,949	906,121
	Puloon Technology, Inc.	17,744	115,087
	Pungkuk Ethanol Co. Ltd.	21,601	253,971
*	Q Capital Partners Co. Ltd.	588,254	256,091
	QSI Co. Ltd.	12,646	123,363
*	RaonSecure Co. Ltd.	23,738	53,451
*	Ray Co. Ltd/KR	14,512	260,037
	Rayence Co. Ltd.	35,884	292,360
*††	Redrover Co. Ltd.	124,001	32,752

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Remed Co. Ltd.	1,760	$19,512
	Reyon Pharmaceutical Co. Ltd.	22,037	446,390
	RFHIC Corp.	42,801	755,458
*	RFTech Co. Ltd.	159,006	662,655
*	RingNet Co. Ltd.	17,199	67,294
	RN2 Technologies Co. Ltd.	8,444	51,598
*	Robostar Co. Ltd.	17,018	258,656
*	Robotis Co. Ltd.	11,928	197,945
#	Rsupport Co. Ltd.	56,877	240,206
	S Net Systems, Inc.	48,287	216,358
#	S&S Tech Corp.	39,811	645,394
*	S.Y. Co. Ltd.	177,341	485,617
	S-1 Corp.	82,528	4,050,132
	Sajo Industries Co. Ltd.	14,263	479,502
	Sajodaerim Corp.	30,273	583,153
*	Sajodongaone Co. Ltd.	410,454	451,421
*	Sam Chun Dang Pharm Co. Ltd.	22,047	595,384
#*	SAM KANG M&T Co. Ltd.	69,895	1,248,491
#	Sam Young Electronics Co. Ltd.	80,306	670,065
	Sam Yung Trading Co. Ltd.	88,339	929,178
	Sambo Corrugated Board Co. Ltd.	42,743	329,070
#	Sambo Motors Co. Ltd.	77,790	266,679
*	Sambu Engineering & Construction Co. Ltd.	392,837	611,289
	Samchully Co. Ltd.	12,649	1,800,901
	Samchuly Bicycle Co. Ltd.	26,803	158,712
#	Samho Development Co. Ltd.	131,743	409,932
*	SAMHWA NETWORKS Co. Ltd.	53,724	152,907
	SAMHWA Paints Industrial Co. Ltd.	60,000	325,339
	Samick Musical Instruments Co. Ltd.	306,128	376,412
	Samick THK Co. Ltd.	36,331	375,796
*	Samil C&S Co. Ltd.	6,427	37,569
	Samil Pharmaceutical Co. Ltd.	17,972	112,785
	Samji Electronics Co. Ltd.	88,894	720,498
#	Samjin LND Co. Ltd.	95,857	253,356
	Samjin Pharmaceutical Co. Ltd.	68,352	1,298,351
	Samkee Corp.	249,407	656,697
	Sammok S-Form Co. Ltd.	29,195	445,488
#	SAMPYO Cement Co. Ltd.	212,168	696,699
*Ω	Samsung Biologics Co. Ltd.	9,678	6,446,193
	Samsung C&T Corp.	177,562	16,483,747
#	Samsung Card Co. Ltd.	120,173	2,965,482
	Samsung Climate Control Co. Ltd.	5,088	40,634
	Samsung Electro-Mechanics Co. Ltd.	240,915	26,529,401
	Samsung Electronics Co. Ltd.	15,458,884	731,748,461
*	Samsung Engineering Co. Ltd.	551,900	8,353,805
	Samsung Fire & Marine Insurance Co. Ltd.	125,789	19,110,105
*	Samsung Heavy Industries Co. Ltd.	1,319,290	5,719,397
	Samsung Life Insurance Co. Ltd.	154,077	7,202,614
*	Samsung Pharmaceutical Co. Ltd.	188,018	502,110
	Samsung Publishing Co. Ltd.	21,979	448,778
	Samsung SDI Co. Ltd.	43,150	18,966,563
	Samsung SDS Co. Ltd.	74,181	7,780,660
	Samsung Securities Co. Ltd.	322,402	8,696,152
	SAMT Co. Ltd.	333,398	968,859
#	Samwha Capacitor Co. Ltd.	40,542	1,341,828
#	Samwha Electric Co. Ltd.	16,326	238,356
	Samyang Corp.	25,629	834,281
#	Samyang Foods Co. Ltd.	23,846	1,893,109
#	Samyang Holdings Corp.	29,017	1,680,555

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Packaging Corp.	25,470	$380,294
	Samyang Tongsang Co. Ltd.	10,960	453,202
*	Samyoung Chemical Co. Ltd.	81,043	189,108
*	Samyung ENC Co. Ltd.	15,520	68,708
	Sang-A Frontec Co. Ltd.	27,525	674,441
*	Sangbo Corp.	162,337	194,852
#	Sangsangin Co. Ltd.	298,441	2,089,096
	Sangsin Energy Display Precision Co. Ltd.	52,121	720,270
	SaraminHR Co. Ltd.	37,627	988,785
	Satrec Initiative Co. Ltd.	24,349	664,988
	SAVEZONE I&C Corp.	104,700	239,360
*	SBI Investment Korea Co. Ltd.	262,704	297,513
*	SBW	1,514,228	650,982
	SCI Information Service, Inc.	44,129	97,428
*	S-Connect Co. Ltd.	202,457	187,473
*	SDN Co. Ltd.	241,443	501,121
	Seah Besteel Holdings Corp.	122,664	1,470,651
	SeAH Holdings Corp.	495	36,983
	SeAH Steel Corp.	13,933	1,694,258
#	SeAH Steel Holdings Corp.	19,463	2,319,656
	Sebang Co. Ltd.	83,997	760,907
#	Sebang Global Battery Co. Ltd.	42,017	1,749,175
#	Seegene, Inc.	154,486	4,738,309
	Segyung Hitech Co. Ltd.	51,060	817,524
	Sejin Heavy Industries Co. Ltd.	51,741	257,733
	Sejong Industrial Co. Ltd.	103,414	484,195
	Sejong Telecom, Inc.	937,810	593,126
*	Sekonix Co. Ltd.	45,425	279,848
*	Selvas AI, Inc.	76,838	425,238
	Sempio Co.	3,643	147,999
	Sempio Foods Co.	16,127	460,848
	Semyung Electric Machinery Co. Ltd.	4,892	14,474
#*	S-Energy Co. Ltd.	122,545	417,693
#	Seobu T&D	212,774	1,310,535
#	Seohan Co. Ltd.	668,252	716,781
	Seohee Construction Co. Ltd.	1,009,278	1,138,138
#	Seojin System Co. Ltd.	181,431	2,241,431
	Seoul Auction Co. Ltd.	32,672	502,475
	Seoul City Gas Co. Ltd.	1,120	207,191
*	Seoul Food Industrial Co. Ltd.	1,169,428	228,055
	Seoul Semiconductor Co. Ltd.	318,228	2,778,349
#	Seoul Viosys Co. Ltd.	92,608	552,497
#	Seoulin Bioscience Co. Ltd.	24,108	273,861
	SEOWONINTECH Co. Ltd.	33,914	151,234
	Seoyon Co. Ltd.	124,856	675,921
	Seoyon E-Hwa Co. Ltd.	108,423	745,045
	Sewha P&C, Inc.	36,684	39,509
*	Sewon E&C Co. Ltd.	830,174	570,262
††	Sewon Precision Industry Co. Ltd.	8,303	9,695
	Sewoon Medical Co. Ltd.	119,343	322,032
	SFA Engineering Corp.	118,664	3,870,864
*	SFA Semicon Co. Ltd.	400,382	1,694,112
	S-Fuelcell Co. Ltd.	10,321	179,800
*	SG Corp.	556,225	252,903
*	SG Global Co. Ltd.	13,931	15,740
*	SG&G Corp.	6,380	10,138
	SGC e Tec E&C Co. Ltd.	15,376	535,960
	SGC Energy Co. Ltd.	58,739	1,581,569
#	SH Energy & Chemical Co. Ltd.	492,639	393,953

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shin Heung Energy & Electronics Co. Ltd.	15,684	$662,350
#*	Shin Poong Pharmaceutical Co. Ltd.	51,784	1,134,122
	Shindaeyang Paper Co. Ltd.	14,804	1,010,234
	Shinhan Financial Group Co. Ltd.	1,478,212	40,708,786
	Shinhan Financial Group Co. Ltd., ADR	288,965	7,949,427
	Shinil Electronics Co. Ltd.	256,338	406,238
	Shinsegae Engineering & Construction Co. Ltd.	23,276	468,262
	Shinsegae Food Co. Ltd.	14,199	656,871
	Shinsegae Information & Communication Co. Ltd.	45,786	498,593
#	Shinsegae International, Inc.	81,990	1,942,564
	Shinsegae, Inc.	44,588	7,515,181
	Shinsung Delta Tech Co. Ltd.	73,828	657,443
*	Shinsung E&G Co. Ltd.	511,652	816,939
*	Shinsung Tongsang Co. Ltd.	337,262	805,115
*	Shinwha Intertek Corp.	155,718	593,453
*	Shinwon Construction Co. Ltd.	12,475	71,364
	Shinwon Corp.	365,301	482,505
	Shinyoung Securities Co. Ltd.	26,629	1,146,837
*	Showbox Corp.	146,334	595,426
*	Signetics Corp.	290,165	399,982
	SIGONG TECH Co. Ltd.	54,078	229,737
	Silla Co. Ltd.	40,398	332,880
#	Simmtech Co. Ltd.	125,218	3,923,107
	SIMMTECH HOLDINGS Co. Ltd.	182,708	561,608
	SIMPAC, Inc.	121,946	609,824
	Sindoh Co. Ltd.	29,934	730,604
	Sinil Pharm Co. Ltd.	26,106	196,085
*	SinSin Pharmaceutical Co. Ltd.	16,393	68,355
	SJ Group Co. Ltd.	20,821	351,024
#*	SK Biopharmaceuticals Co. Ltd.	25,805	1,551,418
#	SK Chemicals Co. Ltd.	61,236	4,964,428
	SK D&D Co. Ltd.	52,555	1,043,557
	SK Discovery Co. Ltd.	88,257	2,448,368
	SK Gas Ltd.	18,088	1,569,765
	SK Hynix, Inc.	1,965,870	148,613,473
*	SK Innovation Co. Ltd.	133,702	19,369,838
	SK Networks Co. Ltd.	1,330,010	4,453,293
*	SK Rent A Car Co. Ltd.	53,770	352,315
	SK Securities Co. Ltd.	2,444,970	1,434,975
	SK Telecom Co. Ltd.	71,114	2,935,266
	SK Telecom Co. Ltd., Sponsored ADR	483	11,072
	SK, Inc.	121,428	20,596,764
	SKC Co. Ltd.	45,513	4,783,789
#	SL Corp.	123,099	2,977,201
*	SM Culture & Contents Co. Ltd.	92,494	255,086
#	SM Entertainment Co. Ltd.	40,545	2,165,771
*	SM Life Design Group Co. Ltd.	98,749	177,219
*††	S-MAC Co. Ltd.	254,424	497,205
	SMCore, Inc.	32,004	171,386
	SNT Dynamics Co. Ltd.	131,641	850,281
	SNT Holdings Co. Ltd.	52,159	631,098
	SNT Motiv Co. Ltd.	70,468	2,390,155
*	SNU Precision Co. Ltd.	114,466	269,693
#	S-Oil Corp.	188,707	13,450,156
#*	Solborn, Inc.	79,137	256,565
*	Solid, Inc.	135,315	550,823
	Solus Advanced Materials Co. Ltd.	17,121	553,048
	Songwon Industrial Co. Ltd.	150,359	2,195,730
*	Sonid, Inc.	62,815	172,688

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Sonokong Co. Ltd.	62,623	$108,219
	Soosan Heavy Industries Co. Ltd.	122,775	292,833
#	Soulbrain Co. Ltd.	21,204	3,813,822
#	Soulbrain Holdings Co. Ltd.	34,719	568,000
	SPC Samlip Co. Ltd.	17,810	1,085,392
	Speco Co. Ltd.	26,562	125,779
	SPG Co. Ltd.	49,432	561,984
#	Spigen Korea Co. Ltd.	21,996	645,703
#	Ssangyong C&E Co. Ltd.	504,185	2,591,784
*††	Ssangyong Motor Co.	175,845	70,302
	ST Pharm Co. Ltd.	11,693	815,383
	STIC Investments, Inc.	216,391	1,355,662
*	Straffic Co. Ltd.	80,167	256,510
*	Studio Dragon Corp.	33,883	1,996,447
*	STX Heavy Industries Co. Ltd.	63,992	209,523
	Suheung Co. Ltd.	40,552	1,133,756
	Sun Kwang Co. Ltd.	26,496	1,921,435
	Sung Bo Chemicals Co. Ltd.	60,663	169,982
	Sung Kwang Bend Co. Ltd.	146,579	1,260,147
*	Sungchang Enterprise Holdings Ltd.	325,970	529,712
	Sungdo Engineering & Construction Co. Ltd.	69,742	300,340
	Sungshin Cement Co. Ltd.	151,889	1,143,956
#	Sungwoo Hitech Co. Ltd.	417,416	1,727,986
#	Sunjin Co. Ltd.	124,091	1,033,549
*	Sunny Electronics Corp.	119,120	260,153
*	Suprema, Inc.	23,021	422,585
	SurplusGLOBAL, Inc.	83,373	237,134
	SV Investment Corp.	159,692	363,274
*	Synergy Innovation Co. Ltd.	102,483	322,245
*	Synopex, Inc.	309,966	807,287
	Systems Technology, Inc.	67,715	880,665
	T&L Co. Ltd.	18,322	503,769
	Tae Kyung Industrial Co. Ltd.	89,623	436,470
#	Taekwang Industrial Co. Ltd.	2,224	1,542,177
	Taekyung BK Co. Ltd.	64,428	215,242
*††	Taewoong Co. Ltd.	65,836	526,626
	Taeyoung Engineering & Construction Co. Ltd.	193,066	1,020,636
#*	Taihan Electric Wire Co. Ltd.	523,681	711,893
*	Taihan Fiberoptics Co. Ltd.	207,090	407,636
*	Taihan Textile Co. Ltd.	4,799	181,013
	Tailim Packaging Co. Ltd.	136,725	358,184
	TCC Steel	58,766	635,969
	TechWing, Inc.	83,803	1,129,472
*	Tego Science, Inc.	10,886	173,454
#*	Telcon RF Pharmaceutical, Inc.	176,030	199,582
	Telechips, Inc.	40,040	474,934
*	TERA SCIENCE Co. Ltd.	43,352	58,156
	TES Co. Ltd.	88,694	1,433,769
*	Theragen Etex Co. Ltd.	170,960	597,919
*	Thinkware Systems Corp.	42,457	498,623
#*	TK Chemical Corp.	211,722	694,323
	TK Corp.	113,007	1,138,125
#*	Tkg Aikang Co. Ltd.	125,996	173,638
	TKG Huchems Co. Ltd.	121,319	1,880,693
	Tokai Carbon Korea Co. Ltd.	32,461	3,209,294
	Tongyang Life Insurance Co. Ltd.	358,457	1,493,085
	Tongyang, Inc.	994,398	917,906
*	Top Engineering Co. Ltd.	77,846	377,925
#*	Toptec Co. Ltd.	118,153	672,964

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Tovis Co. Ltd.	105,887	$743,306
	Tplex Co. Ltd.	66,834	230,407
	TS Corp.	300,710	713,486
*	TS Nexgen Co. Ltd.	105,618	95,883
#	TSE Co. Ltd.	20,724	1,056,768
*	Tuksu Construction Co. Ltd.	28,284	195,058
*	TY Holdings Co. Ltd.	202,445	2,879,612
	TYM Corp.	744,716	1,586,559
	UBCare Co. Ltd.	54,940	259,689
#	Ubiquoss Holdings, Inc.	26,965	335,716
#	Ubiquoss, Inc.	39,202	508,485
*	Ubivelox, Inc.	24,822	309,009
	Uju Electronics Co. Ltd.	50,213	849,616
	Uni-Chem Co. Ltd.	134,852	123,374
*	Unick Corp.	67,212	352,745
	Unid Co. Ltd.	37,111	2,755,478
*	Union Korea Pharm Co. Ltd.	14,471	90,425
	Union Materials Corp.	59,762	118,777
	Union Semiconductor Equipment & Materials Co. Ltd.	142,937	845,930
#	Uniquest Corp.	79,954	577,639
*	Unison Co. Ltd.	166,870	324,500
*	Unitekno Co. Ltd.	25,351	113,436
*	UniTest, Inc.	51,310	757,716
	Unitrontech Co. Ltd.	21,536	63,647
	UTI, Inc.	24,094	466,055
	V One Tech Co. Ltd.	14,973	88,613
	Value Added Technology Co. Ltd.	47,834	1,220,761
*	Very Good Tour Co. Ltd.	20,073	149,212
	Viatron Technologies, Inc.	63,026	447,911
	VICTEK Co. Ltd.	75,937	341,696
#*	Vidente Co. Ltd.	125,954	1,150,837
	Vieworks Co. Ltd.	33,954	1,074,258
*	Vina Tech Co. Ltd.	6,523	219,151
	Visang Education, Inc.	43,584	219,387
	Vitzro Tech Co. Ltd.	44,012	244,219
	Vitzrocell Co. Ltd.	81,923	744,714
*	Vivien Corp.	37,287	51,783
*	Vivozon Healthcare, Inc.	331,962	252,218
#*	VT GMP Co. Ltd.	96,786	404,821
	Webcash Corp.	35,320	452,523
*	Webzen, Inc.	77,687	1,171,123
	Welcron Co. Ltd.	53,777	151,033
#*	Wellbiotec Co. Ltd.	127,014	178,578
	Wemade Co. Ltd.	19,644	900,374
#*	Wemade Play Co. Ltd.	27,265	472,649
	Whanin Pharmaceutical Co. Ltd.	63,775	842,530
*	WI Co. Ltd.	121,023	93,236
	Wiable Corp.	116,139	242,935
*	WillBes & Co.	466,241	354,413
#	Winix, Inc.	52,263	497,579
*	Winpac, Inc.	149,928	167,205
	Wins Co. Ltd.	39,808	445,026
#	WiSoL Co. Ltd.	188,406	1,296,956
*	Withtech, Inc.	4,571	53,079
*	WIZIT Co. Ltd.	531,891	439,544
*	WONIK CUBE Corp.	130,438	269,567
#*	Wonik Holdings Co. Ltd.	282,483	880,765
	WONIK IPS Co. Ltd.	124,852	3,043,435
#	Wonik Materials Co. Ltd.	49,893	1,225,403

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Wonik Pne Co. Ltd.	52,975	$864,587
#	Wonik QnC Corp.	85,174	1,685,179
*	WooGene B&G Co. Ltd.	42,651	68,303
	Woojin Plaimm Co. Ltd.	9,262	26,463
	Woojin, Inc.	61,549	618,015
*	Woongjin Co. Ltd.	225,271	263,263
#	Woongjin Thinkbig Co. Ltd.	408,306	801,612
*	Wooree Bio Co. Ltd.	301,258	891,962
	Woori Financial Group, Inc.	1,884,685	17,295,161
	Woori Investment Bank Co. Ltd.	3,055,301	2,151,087
#*	Woori Technology, Inc.	183,605	297,930
#	Woorison F&G Co. Ltd.	200,437	295,808
	Woory Industrial Co. Ltd.	30,763	368,629
*	Woosu AMS Co. Ltd.	82,772	254,107
	WooSung Co. Ltd.	13,384	254,682
*	Woowon Development Co. Ltd.	32,914	107,940
	Worldex Industry & Trading Co. Ltd.	57,285	891,961
	Y G-1 Co. Ltd.	130,312	715,982
*	Y2 Solution Co. Ltd.	9,544	4,768
	YAS Co. Ltd.	28,388	210,966
*	Y-entec Co. Ltd.	74,293	596,570
*	Yeong Hwa Metal Co. Ltd.	126,655	113,193
*	Yest Co. Ltd.	32,182	215,627
#	YG Entertainment, Inc.	30,750	1,308,767
*	YG PLUS	65,759	319,231
*	YIK Corp.	158,942	533,134
*	YJM Games Co. Ltd.	128,890	212,103
#	YMC Co. Ltd.	66,845	318,317
	YMT Co. Ltd.	19,985	236,078
	Yonwoo Co. Ltd.	22,062	297,608
	Yoosung Enterprise Co. Ltd.	119,745	271,994
	Youlchon Chemical Co. Ltd.	42,205	762,353
	Young Poong Corp.	2,563	1,083,369
	Young Poong Paper Manufacturing Co. Ltd.	11,402	65,883
	Young Poong Precision Corp.	60,056	402,346
	Youngone Corp.	147,354	4,585,451
	Youngone Holdings Co. Ltd.	47,409	1,752,923
*	YoungWoo DSP Co. Ltd.	187,249	220,923
	YTN Co. Ltd.	12,525	34,742
	Yuanta Securities Korea Co. Ltd.	837,970	1,865,117
	Yuhan Corp.	53,778	2,394,193
	YuHwa Securities Co. Ltd.	32,205	61,121
*	Yungjin Pharmaceutical Co. Ltd.	265,384	730,503
	Yuyu Pharma, Inc.	74,596	392,396
#	Zeus Co. Ltd.	45,457	910,416
*	Zinitix Co. Ltd.	12,353	23,912
	Zinus, Inc.	50,754	1,855,757
TOTAL SOUTH KOREA			3,067,859,102
TAIWAN — (16.9%)
	104 Corp.	2,000	12,573
	Aaeon Technology, Inc.	5,000	13,116
#	ABC Taiwan Electronics Corp.	467,613	349,845
	Abico Avy Co. Ltd.	823,396	576,108
#	Ability Enterprise Co. Ltd.	1,813,974	1,521,793
#*	Ability Opto-Electronics Technology Co. Ltd.	376,471	997,706
#	Abnova Corp.	108,000	133,866
#	AcBel Polytech, Inc.	2,643,468	2,843,543
	Accton Technology Corp.	1,764,369	14,725,201

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Acer, Inc.	14,920,595	$11,320,670
#	ACES Electronic Co. Ltd.	935,044	1,226,753
*	Acon Holding, Inc.	1,339,000	528,940
	Acter Group Corp. Ltd.	327,561	2,091,247
#	Action Electronics Co. Ltd.	1,240,000	533,951
#	ADATA Technology Co. Ltd.	1,027,465	2,010,991
#	Addcn Technology Co. Ltd.	154,706	1,029,203
	Advanced Ceramic X Corp.	276,000	1,724,354
#	Advanced Energy Solution Holding Co. Ltd.	37,000	1,325,770
	Advanced International Multitech Co. Ltd.	1,301,000	3,573,612
#*	Advanced Optoelectronic Technology, Inc.	728,000	490,655
#	Advanced Power Electronics Corp.	461,000	1,721,549
#	Advancetek Enterprise Co. Ltd.	1,501,662	1,137,111
	Advantech Co. Ltd.	754,465	8,679,573
	AEON Motor Co. Ltd.	354,000	537,967
	Aerospace Industrial Development Corp.	2,910,000	3,489,385
#	AGV Products Corp.	3,326,603	1,215,576
	Airmate Cayman International Co. Ltd.	20,467	12,292
#	Airtac International Group	423,335	11,604,343
#	Alchip Technologies Ltd.	324,000	7,699,828
	Alcor Micro Corp.	189,000	240,691
#	Alexander Marine Co. Ltd.	102,000	686,101
*	ALI Corp.	1,353,256	1,119,877
	All Ring Tech Co. Ltd.	27,000	69,345
#	Allied Circuit Co. Ltd.	183,000	664,733
#	Allied Supreme Corp.	156,000	1,383,081
#	Allis Electric Co. Ltd.	932,197	1,067,413
#	Alltek Technology Corp.	1,261,506	1,474,021
#	Alltop Technology Co. Ltd.	277,531	1,407,262
#	Alpha Networks, Inc.	2,246,873	2,355,186
	Altek Corp.	1,834,159	2,316,968
#	Amazing Microelectronic Corp.	589,085	2,315,529
*	Ambassador Hotel	1,790,000	1,969,539
#	AMICCOM Electronics Corp.	117,000	132,141
	AMPACS Corp.	15,000	18,261
#	Ampire Co. Ltd.	661,000	581,333
#	Ample Electronic Technology Co. Ltd.	41,000	74,457
#	AMPOC Far-East Co. Ltd.	592,567	850,842
#	AmTRAN Technology Co. Ltd.	5,362,640	2,187,554
	Anderson Industrial Corp.	296,247	92,818
#	Anji Technology Co. Ltd.	197,000	364,561
#	Anpec Electronics Corp.	450,702	1,898,715
	AP Memory Technology Corp.	7,000	47,482
	Apac Opto Electronics, Inc.	145,000	164,350
#	Apacer Technology, Inc.	712,005	946,485
#	APAQ Technology Co. Ltd.	265,520	358,205
#	APCB, Inc.	1,086,000	633,648
#	Apex Biotechnology Corp.	622,625	581,254
#	Apex International Co. Ltd.	1,096,916	2,251,380
#	Apex Science & Engineering	681,870	237,007
#	Apogee Optocom Co. Ltd.	49,000	100,469
#	Arcadyan Technology Corp.	1,088,759	4,538,304
	Ardentec Corp.	4,401,993	6,074,111
#	Argosy Research, Inc.	414,391	1,023,771
	ASE Technology Holding Co. Ltd., ADR	140,935	830,107
	ASE Technology Holding Co. Ltd.	13,322,387	38,821,987
	Asia Cement Corp.	8,179,655	11,350,143
	Asia Electronic Material Co. Ltd.	573,000	329,003
	Asia Optical Co., Inc.	1,339,000	2,819,180

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Asia Pacific Telecom Co. Ltd.	11,990,415	$2,755,066
#*	Asia Plastic Recycling Holding Ltd.	1,370,533	280,480
#	Asia Polymer Corp.	3,267,858	2,840,380
#	Asia Tech Image, Inc.	443,000	774,112
#	Asia Vital Components Co. Ltd.	2,448,864	9,713,468
#	ASIX Electronics Corp.	215,000	954,263
	ASMedia Technology, Inc.	25,048	821,341
#	ASolid Technology Co. Ltd.	58,000	164,531
#	ASPEED Technology, Inc.	111,098	7,170,672
#	ASROCK, Inc.	389,000	1,311,332
#	Asustek Computer, Inc.	2,112,861	19,931,949
	Aten International Co. Ltd.	583,715	1,450,254
#	AU Optronics Corp.	45,951,497	20,634,036
#	Audix Corp.	589,375	935,585
#	AURAS Technology Co. Ltd.	574,303	3,404,710
	Aurona Industries, Inc.	463,000	283,085
	Aurora Corp.	349,258	998,051
#	Avalue Technology, Inc.	324,000	707,632
#	Aver Information, Inc.	117,000	168,581
*	Avision, Inc.	106,000	46,656
	Awea Mechantronic Co. Ltd.	161,062	166,288
#	Axiomtek Co. Ltd.	359,000	725,181
#*	Azurewave Technologies, Inc.	523,000	333,588
#	Bafang Yunji International Co. Ltd.	372,000	1,844,002
	Bank of Kaohsiung Co. Ltd.	4,498,298	2,003,836
#	Baolong International Co. Ltd.	140,000	83,972
	Basso Industry Corp.	886,284	1,245,821
#	BenQ Materials Corp.	1,316,000	1,377,262
	BES Engineering Corp.	9,349,050	2,762,803
#*	Billion Electric Co. Ltd.	155,000	94,497
#	Bin Chuan Enterprise Co. Ltd.	783,257	673,629
	Bionet Corp.	41,000	56,491
	Bionime Corp.	157,000	389,349
#	Biostar Microtech International Corp.	797,712	401,922
	Bioteque Corp.	459,680	1,619,887
#	Bizlink Holding, Inc.	748,291	8,070,915
#	Bon Fame Co. Ltd.	142,000	297,636
#	Bora Pharmaceuticals Co. Ltd.	216,000	1,702,972
#	Brave C&H Supply Co. Ltd.	128,000	319,811
#	Bright Led Electronics Corp.	567,180	305,783
	Brightek Optoelectronic Co. Ltd.	118,000	114,134
	Brighten Optix Corp.	35,000	257,929
#	Brighton-Best International Taiwan, Inc.	2,902,749	3,348,498
	Brillian Network & Automation Integrated System Co. Ltd.	4,000	13,802
#	Browave Corp.	234,000	407,348
#	C Sun Manufacturing Ltd.	923,258	1,365,358
*	Cameo Communications, Inc.	1,466,435	433,138
#	Capital Futures Corp.	619,808	733,520
	Capital Securities Corp.	10,875,614	4,156,840
#	Career Technology MFG. Co. Ltd.	3,699,001	2,817,099
#	Carnival Industrial Corp.	671,530	227,052
#	Castles Technology Co. Ltd.	437,137	945,489
#	Caswell, Inc.	159,000	479,765
#	Catcher Technology Co. Ltd.	2,450,872	13,997,980
	Cathay Chemical Works	32,000	26,031
	Cathay Financial Holding Co. Ltd.	15,567,816	23,749,577
	Cathay Real Estate Development Co. Ltd.	4,510,600	2,487,906
#	Cayman Engley Industrial Co. Ltd.	303,801	593,007
#	CCP Contact Probes Co. Ltd.	46,000	97,815

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Celxpert Energy Corp.	558,000	$596,912
#	Center Laboratories, Inc.	2,026,519	3,969,099
#	Central Reinsurance Co. Ltd.	960,312	672,956
#	Century Iron & Steel Industrial Co. Ltd.	914,000	3,125,911
	Chailease Holding Co. Ltd.	4,293,820	30,536,636
#	Chain Chon Industrial Co. Ltd.	1,454,483	828,350
#	ChainQui Construction Development Co. Ltd.	753,946	377,802
#	Champion Building Materials Co. Ltd.	2,070,390	661,192
#	Champion Microelectronic Corp.	203,000	334,971
#	Chang Hwa Commercial Bank Ltd.	21,267,340	12,663,337
	Chang Wah Electromaterials, Inc.	2,458,190	2,732,607
#	Chang Wah Technology Co. Ltd.	686,980	1,783,330
#	Channel Well Technology Co. Ltd.	1,299,000	1,434,877
	Charoen Pokphand Enterprise	1,299,620	3,411,830
	CHC Healthcare Group	723,000	884,570
#	CHC Resources Corp.	500,048	779,447
	Chen Full International Co. Ltd.	574,000	704,823
#	Chenbro Micom Co. Ltd.	464,000	1,076,859
*	Cheng Fwa Industrial Co. Ltd.	58,000	25,612
#	Cheng Loong Corp.	6,743,160	6,109,934
#	Cheng Mei Materials Technology Corp.	4,278,200	1,336,861
	Cheng Shin Rubber Industry Co. Ltd.	9,161,508	10,872,390
#	Cheng Uei Precision Industry Co. Ltd.	3,081,630	3,355,330
#	Chenming Electronic Technology Corp.	748,708	356,511
	Chi Hua Fitness Co. Ltd.	52,000	86,384
#	Chia Chang Co. Ltd.	875,000	1,138,637
#	Chia Hsin Cement Corp.	3,058,747	1,869,073
#	Chian Hsing Forging Industrial Co. Ltd.	262,000	298,380
	Chicony Electronics Co. Ltd.	3,070,689	8,143,159
#	Chicony Power Technology Co. Ltd.	1,140,696	2,787,006
#	Chief Telecom, Inc.	55,000	551,965
#	Chieftek Precision Co. Ltd.	398,375	989,550
#	Chien Kuo Construction Co. Ltd.	1,153,364	527,024
#	Chien Shing Harbour Service Co. Ltd.	147,000	168,680
#	Chime Ball Technology Co. Ltd.	162,282	194,088
	China Airlines Ltd.	17,026,057	13,009,915
#	China Bills Finance Corp.	3,836,000	2,057,793
	China Chemical & Pharmaceutical Co. Ltd.	1,658,000	1,177,150
	China Container Terminal Corp.	373,000	339,584
#	China Development Financial Holding Corp.	42,917,092	18,578,415
	China Ecotek Corp.	132,000	179,986
#	China Electric Manufacturing Corp.	1,740,658	1,116,140
#	China Fineblanking Technology Co. Ltd.	303,575	385,668
#	China General Plastics Corp.	3,145,607	2,652,666
	China Glaze Co. Ltd.	751,022	300,120
#	China Man-Made Fiber Corp.	8,478,227	2,204,372
#	China Metal Products	2,361,405	2,322,311
	China Motor Corp.	1,833,286	3,108,001
#	China Petrochemical Development Corp.	25,757,099	8,817,780
	China Steel Chemical Corp.	1,121,998	4,384,455
#	China Steel Corp.	38,658,440	35,993,573
#	China Steel Structure Co. Ltd.	538,000	945,224
#	China Wire & Cable Co. Ltd.	803,680	738,482
#	Chinese Maritime Transport Ltd.	573,964	784,199
#	Ching Feng Home Fashions Co. Ltd.	759,659	469,217
#	Chin-Poon Industrial Co. Ltd.	2,600,617	2,482,546
#	Chipbond Technology Corp.	5,571,000	10,210,212
	ChipMOS Technologies, Inc.	4,638,155	5,509,236
	ChipMOS Technologies, Inc., ADR	62,027	1,488,038

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chlitina Holding Ltd.	412,000	$2,544,350
	Chong Hong Construction Co. Ltd.	1,068,739	2,590,297
	Chroma ATE, Inc.	1,215,705	7,018,961
#	Chun YU Works & Co. Ltd.	1,370,000	1,082,260
#	Chun Yuan Steel Industry Co. Ltd.	3,104,177	1,635,454
#	Chung Hsin Electric & Machinery Manufacturing Corp.	3,308,500	6,459,094
#	Chung Hung Steel Corp.	6,743,926	5,712,689
	Chung Hwa Food Industrial Co. Ltd.	77,115	263,081
#	Chung Hwa Pulp Corp.	2,739,308	1,555,295
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	335,000	670,143
#	Chunghwa Precision Test Tech Co. Ltd.	151,000	2,306,854
	Chunghwa Telecom Co. Ltd., Sponsored ADR	186,399	7,487,648
	Chunghwa Telecom Co. Ltd.	6,147,000	24,942,187
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	1,406,000	658,042
	Cleanaway Co. Ltd.	522,000	3,041,226
	Clevo Co.	3,195,482	3,382,263
#	CMC Magnetics Corp.	7,532,944	1,895,447
#	CoAsia Electronics Corp.	510,463	223,519
#	Collins Co. Ltd.	789,060	527,511
#	Compal Electronics, Inc.	18,550,560	14,166,664
#	Compeq Manufacturing Co. Ltd.	7,485,000	12,267,279
	Compucase Enterprise	466,000	460,701
#	Concord Securities Co. Ltd.	3,557,671	1,160,756
#	Continental Holdings Corp.	2,637,250	2,575,216
#	Contrel Technology Co. Ltd.	1,064,000	551,914
#	Coremax Corp.	367,835	1,508,328
#	Coretronic Corp.	2,793,600	5,033,417
#	Co-Tech Development Corp.	1,645,800	2,334,538
#	Cowealth Medical Holding Co. Ltd.	197,369	170,204
	Coxon Precise Industrial Co. Ltd.	178,000	76,016
	Creative Sensor, Inc.	14,000	9,789
#*	CSBC Corp. Taiwan	3,572,712	2,150,609
#	CTBC Financial Holding Co. Ltd.	48,590,931	37,330,938
	CTCI Corp.	3,445,896	5,121,107
*	C-Tech United Corp.	196,196	111,296
#	Cub Elecparts, Inc.	308,765	1,464,034
#	CviLux Corp.	697,378	842,717
	CX Technology Co. Ltd.	223,000	220,596
#	Cyberlink Corp.	153,504	461,540
#	CyberPower Systems, Inc.	323,000	775,661
#	CyberTAN Technology, Inc.	2,354,873	2,406,054
#	Cypress Technology Co. Ltd.	314,589	646,160
	Cystech Electronics Corp.	68,000	180,431
#	DA CIN Construction Co. Ltd.	2,002,809	2,009,447
	Dadi Early-Childhood Education Group Ltd.	131,502	513,440
	Dafeng TV Ltd.	396,061	639,109
#	Da-Li Development Co. Ltd.	2,068,257	1,900,946
*	Danen Technology Corp.	509,279	211,861
	Darfon Electronics Corp.	1,707,700	2,295,200
#*	Darwin Precisions Corp.	2,803,304	955,657
#	Daxin Materials Corp.	406,500	969,235
#	De Licacy Industrial Co. Ltd.	1,675,469	791,736
	Delta Electronics, Inc.	2,695,028	23,438,979
	Depo Auto Parts Ind Co. Ltd.	902,634	2,195,306
	Dimerco Data System Corp.	161,598	373,182
#	Dimerco Express Corp.	1,166,000	2,912,968
	D-Link Corp.	3,366,537	1,945,253
	Donpon Precision, Inc.	22,000	15,941
	Dr Wu Skincare Co. Ltd.	173,000	476,564

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Draytek Corp.	252,000	$256,935
#	Dyaco International, Inc.	277,408	356,678
#	DYNACOLOR, Inc.	243,000	280,131
	Dynamic Electronics Co. Ltd.	2,036,693	1,425,423
#	Dynapack International Technology Corp.	930,000	2,291,349
#	E & R Engineering Corp.	199,000	448,644
	E Ink Holdings, Inc.	520,000	3,420,969
#	E.Sun Financial Holding Co. Ltd.	26,777,740	24,683,393
	Eastern Media International Corp.	2,667,434	2,368,678
#	Eclat Textile Co. Ltd.	660,518	9,030,953
#	ECOVE Environment Corp.	183,000	1,487,835
#	Edimax Technology Co. Ltd.	1,152,423	515,518
#	Edison Opto Corp.	723,000	399,666
#	Edom Technology Co. Ltd.	1,433,141	1,415,372
#	eGalax_eMPIA Technology, Inc.	414,267	858,449
#	Egis Technology, Inc.	463,000	1,253,235
	Elan Microelectronics Corp.	1,944,026	7,080,184
#*	E-Lead Electronic Co. Ltd.	188,000	482,394
	E-Lead Electronic Co. Ltd.	4,748	2,553
	E-LIFE MALL Corp.	488,000	1,325,216
	Elite Advanced Laser Corp.	983,320	1,383,315
	Elite Material Co. Ltd.	1,624,839	9,097,478
	Elite Semiconductor Microelectronics Technology, Inc.	2,038,390	5,613,162
	Elitegroup Computer Systems Co. Ltd.	2,217,028	1,640,115
	eMemory Technology, Inc.	190,000	7,552,981
#	Emerging Display Technologies Corp.	807,000	587,934
#	Ennoconn Corp.	503,298	3,641,540
#	Ennostar, Inc.	4,740,431	7,886,454
	EnTie Commercial Bank Co. Ltd.	2,316,166	1,107,166
#*	Epileds Technologies, Inc.	484,000	276,460
	Episil Technologies, Inc.	652,000	2,243,402
#	Episil-Precision, Inc.	533,015	1,509,318
#	Eris Technology Corp.	97,000	709,976
*	Eslite Spectrum Corp.	10,550	15,566
#	Eson Precision Ind Co. Ltd.	700,000	1,652,420
#	Eternal Materials Co. Ltd.	6,657,999	7,160,275
#*	Etron Technology, Inc.	1,232,000	2,129,107
#	Eurocharm Holdings Co. Ltd.	217,000	1,115,270
*	Eva Airways Corp.	13,888,695	15,935,931
#*	Everest Textile Co. Ltd.	3,778,829	915,906
	Evergreen International Storage & Transport Corp.	3,443,000	3,370,829
	Evergreen Marine Corp. Taiwan Ltd.	12,968,920	41,674,047
	Evergreen Steel Corp.	763,000	1,615,875
#	Everlight Chemical Industrial Corp.	2,952,756	1,979,444
#	Everlight Electronics Co. Ltd.	3,453,570	4,816,794
#	Everspring Industry Co. Ltd.	657,000	322,568
	Excel Cell Electronic Co. Ltd.	119,000	100,699
#	Excellence Opto, Inc.	141,000	109,594
#	Excelliance Mos Corp.	168,000	833,891
	Excelsior Medical Co. Ltd.	936,707	2,015,027
	EZconn Corp.	348,600	639,568
	Far Eastern Department Stores Ltd.	9,682,000	6,133,516
	Far Eastern International Bank	21,717,562	8,215,957
	Far Eastern New Century Corp.	10,225,705	10,404,052
	Far EasTone Telecommunications Co. Ltd.	5,365,000	13,526,629
#	Faraday Technology Corp.	268,000	1,413,706
	Farcent Enterprise Co. Ltd.	36,000	68,795
#	Farglory F T Z Investment Holding Co. Ltd.	725,385	1,153,796
	Farglory Land Development Co. Ltd.	2,074,105	4,369,406

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Federal Corp.	2,518,938	$1,634,000
#	Feedback Technology Corp.	191,200	457,812
	Feng Hsin Steel Co. Ltd.	3,009,131	6,663,659
	Feng TAY Enterprise Co. Ltd.	1,243,785	6,967,834
#	FineTek Co. Ltd.	77,000	222,097
	First Copper Technology Co. Ltd.	70,000	65,949
#	First Financial Holding Co. Ltd.	23,441,678	21,174,471
#	First Hi-Tec Enterprise Co. Ltd.	465,736	629,295
	First Hotel	1,250,293	585,550
#	First Insurance Co. Ltd.	2,113,640	1,032,497
#*	First Steamship Co. Ltd.	4,906,961	1,593,971
#	FIT Holding Co. Ltd.	1,132,436	1,108,229
#	Fittech Co. Ltd.	461,000	1,751,014
#	FLEXium Interconnect, Inc.	2,912,724	8,853,308
	Flytech Technology Co. Ltd.	706,070	2,128,745
#	FocalTech Systems Co. Ltd.	243,000	606,504
	FOCI Fiber Optic Communications, Inc.	390,000	318,503
	Force Mos Technology Ltd.	34,000	70,261
	Forcecon Tech Co. Ltd.	160,000	312,527
#	Forest Water Environment Engineering Co. Ltd.	245,326	246,347
#	Formosa Advanced Technologies Co. Ltd.	1,401,000	1,726,517
#	Formosa Chemicals & Fibre Corp.	5,950,198	13,949,145
	Formosa International Hotels Corp.	290,975	1,672,642
#	Formosa Laboratories, Inc.	723,467	1,124,124
#	Formosa Oilseed Processing Co. Ltd.	304,891	513,028
#	Formosa Optical Technology Co. Ltd.	215,000	455,246
	Formosa Petrochemical Corp.	1,139,000	3,220,976
#	Formosa Plastics Corp.	4,613,770	14,230,392
#	Formosa Sumco Technology Corp.	257,000	1,485,493
#	Formosa Taffeta Co. Ltd.	5,236,460	4,538,891
	Formosan Rubber Group, Inc.	1,704,143	1,183,352
#	Formosan Union Chemical	2,775,936	2,255,581
#	Fortune Electric Co. Ltd.	605,304	754,310
#	Founding Construction & Development Co. Ltd.	1,400,882	813,585
	Foxconn Technology Co. Ltd.	3,063,241	5,054,471
#	Foxsemicon Integrated Technology, Inc.	537,402	3,550,864
#	Franbo Lines Corp.	1,197,000	851,866
#	Froch Enterprise Co. Ltd.	1,735,384	1,293,394
#	FSP Technology, Inc.	887,619	1,076,528
#	Fu Chun Shin Machinery Manufacture Co. Ltd.	265,000	156,415
#	Fubon Financial Holding Co. Ltd.	17,404,128	32,692,126
#	Fulgent Sun International Holding Co. Ltd.	1,229,730	7,011,255
	Fullerton Technology Co. Ltd.	652,670	382,074
#*	Fulltech Fiber Glass Corp.	2,928,215	1,253,219
#	Fusheng Precision Co. Ltd.	408,000	2,514,878
#	Fwusow Industry Co. Ltd.	1,121,294	771,313
#	G Shank Enterprise Co. Ltd.	1,120,510	1,786,748
#	Gallant Precision Machining Co. Ltd.	121,000	101,904
	Gamania Digital Entertainment Co. Ltd.	906,000	1,796,930
#*	GCS Holdings, Inc.	401,000	549,481
#	GEM Services, Inc.	457,970	1,159,945
	Gemtek Technology Corp.	2,571,574	2,613,367
	General Interface Solution Holding Ltd.	2,053,000	5,376,794
	General Plastic Industrial Co. Ltd.	631,478	620,311
#	Generalplus Technology, Inc.	448,000	918,576
#	GeneReach Biotechnology Corp.	184,860	492,146
#	Genesys Logic, Inc.	321,000	1,292,104
#	Genius Electronic Optical Co. Ltd.	638,576	8,482,462
	Genmont Biotech, Inc.	78,314	69,325

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Genovate Biotechnology Co. Ltd.	163,700	$145,829
#	GeoVision, Inc.	467,840	462,841
	Getac Holdings Corp.	3,194,281	5,033,848
#	GFC Ltd.	176,400	417,852
#	Giant Manufacturing Co. Ltd.	1,458,363	11,932,015
#*	Giantplus Technology Co. Ltd.	1,938,000	709,602
#	Gigabyte Technology Co. Ltd.	2,826,750	8,734,325
#	Gigasolar Materials Corp.	188,820	939,674
*	Gigastorage Corp.	74,576	55,168
#	Global Brands Manufacture Ltd.	2,469,175	2,454,913
	Global Lighting Technologies, Inc.	545,000	1,013,386
#	Global Mixed Mode Technology, Inc.	598,000	2,958,006
#	Global PMX Co. Ltd.	420,000	2,435,723
	Global Unichip Corp.	269,000	4,577,492
	Globaltek Fabrication Co. Ltd.	32,000	53,765
#	Globalwafers Co. Ltd.	799,779	12,115,312
#	Globe Union Industrial Corp.	1,621,820	656,206
#	Gloria Material Technology Corp.	3,539,885	3,692,486
*	Glotech Industrial Corp.	481,000	197,733
#*	GlycoNex, Inc.	211,000	208,086
#	GMI Technology, Inc.	929,000	572,979
#	Gold Circuit Electronics Ltd.	3,263,747	8,925,131
	Goldsun Building Materials Co. Ltd.	6,344,965	5,254,865
#	Good Will Instrument Co. Ltd.	333,342	288,607
	Gordon Auto Body Parts	118,000	92,929
#	Gourmet Master Co. Ltd.	949,102	3,359,248
#	Grand Fortune Securities Co. Ltd.	1,213,941	608,330
#	Grand Ocean Retail Group Ltd.	691,000	346,496
#	Grand Pacific Petrochemical	6,287,000	4,177,769
#	Grand Process Technology Corp.	165,000	1,268,295
	GrandTech CG Systems, Inc.	340,600	603,611
	Grape King Bio Ltd.	833,000	3,687,992
	Great China Metal Industry	1,132,000	955,013
#	Great Taipei Gas Co. Ltd.	1,511,000	1,671,280
#	Great Tree Pharmacy Co. Ltd.	224,051	2,383,550
	Great Wall Enterprise Co. Ltd.	3,752,837	6,140,621
#	Greatek Electronics, Inc.	2,414,000	5,002,276
*††	Green Energy Technology, Inc.	2,077,221	0
#	Green World FinTech Service Co. Ltd.	23,100	312,829
#	Group Up Industrial Co. Ltd.	233,000	617,793
	GTM Holdings Corp.	1,004,550	819,608
#	Hai Kwang Enterprise Corp.	86,000	58,823
#	Hannstar Board Corp.	3,274,831	3,554,138
#	HannStar Display Corp.	11,150,323	3,657,902
	HannsTouch Solution, Inc.	3,855,862	1,211,026
#	Hanpin Electron Co. Ltd.	361,000	341,102
#	Harmony Electronics Corp.	220,000	268,495
#	Harvatek Corp.	1,062,839	686,762
	Heran Co. Ltd.	89,000	315,635
#	Hey Song Corp.	1,993,500	2,240,001
#	Hi-Clearance, Inc.	135,978	704,570
#	Highlight Tech Corp.	556,842	908,897
*	High-Tek Harness Enterprise Co. Ltd.	141,000	65,757
#	Highwealth Construction Corp.	3,173,243	4,814,528
	HIM International Music, Inc.	127,200	307,211
#	Hiroca Holdings Ltd.	469,221	883,915
#	Hitron Technology, Inc.	826,997	822,269
	Hiwin Technologies Corp.	1,147,838	8,297,414
#	Hiyes International Co. Ltd.	50,000	154,653

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ho Tung Chemical Corp.	6,768,828	$2,118,560
#	Hocheng Corp.	1,761,300	673,118
	Hold-Key Electric Wire & Cable Co. Ltd.	73,521	30,286
#	Holiday Entertainment Co. Ltd.	513,400	940,382
#	Holtek Semiconductor, Inc.	1,368,000	3,694,958
	Holy Stone Enterprise Co. Ltd.	973,675	2,978,653
	Hon Hai Precision Industry Co. Ltd.	21,590,403	78,907,427
	Hong Pu Real Estate Development Co. Ltd.	1,595,554	1,145,143
#	Hong TAI Electric Industrial	1,385,000	797,851
	Hong YI Fiber Industry Co.	1,007,680	627,308
#	Horizon Securities Co. Ltd.	2,571,560	965,256
#	Hota Industrial Manufacturing Co. Ltd.	1,187,219	3,246,283
	Hotai Finance Co. Ltd.	760,000	2,623,351
	Hotai Motor Co. Ltd.	817,000	16,546,646
#*	Hotron Precision Electronic Industrial Co. Ltd.	170,159	240,940
#	Hsin Kuang Steel Co. Ltd.	2,242,000	2,653,897
	Hsin Yung Chien Co. Ltd.	273,510	943,023
#	Hsing TA Cement Co.	806,222	535,679
#*	HTC Corp.	5,290,619	11,613,065
#	Hu Lane Associate, Inc.	610,555	3,095,034
#	HUA ENG Wire & Cable Co. Ltd.	2,197,000	1,077,562
#	Hua Nan Financial Holdings Co. Ltd.	21,304,210	16,481,275
	Hua Yu Lien Development Co. Ltd.	38,000	74,475
	Huaku Development Co. Ltd.	1,822,400	5,460,598
	Huang Hsiang Construction Corp.	549,735	794,506
	Huikwang Corp.	57,000	82,770
	Hung Ching Development & Construction Co. Ltd.	903,000	753,746
	Hung Sheng Construction Ltd.	3,131,603	2,571,833
	Huxen Corp.	262,072	426,902
	Hwa Fong Rubber Industrial Co. Ltd.	1,268,096	607,102
#*	Hwacom Systems, Inc.	253,000	126,725
#	Hycon Technology Corp.	179,169	501,576
#	Ibase Technology, Inc.	956,345	2,207,007
	IBF Financial Holdings Co. Ltd.	16,564,285	7,816,710
	IC Plus Corp.	57,000	81,702
	Ichia Technologies, Inc.	1,532,255	739,864
#	I-Chiun Precision Industry Co. Ltd.	1,110,749	1,004,121
*	Ideal Bike Corp.	429,000	159,942
	IEI Integration Corp.	726,173	1,329,375
#	Inergy Technology, Inc.	83,000	229,436
	Infortrend Technology, Inc.	1,508,866	759,141
#	Info-Tek Corp.	487,000	1,049,194
#	Ingentec Corp.	63,000	263,681
#	Innodisk Corp.	530,342	2,996,521
#	Innolux Corp.	53,973,151	18,692,589
#	Inpaq Technology Co. Ltd.	550,550	926,923
#	Insyde Software Corp.	151,000	375,875
#	Intai Technology Corp.	221,800	641,315
#*	Integrated Service Technology, Inc.	666,669	1,212,598
	IntelliEPI, Inc.	123,000	287,350
	Interactive Digital Technologies, Inc.	48,000	100,659
	International CSRC Investment Holdings Co.	4,790,083	3,280,385
#	International Games System Co. Ltd.	790,000	9,363,347
#	Inventec Corp.	8,551,276	6,791,780
	Iron Force Industrial Co. Ltd.	275,682	581,825
#	I-Sheng Electric Wire & Cable Co. Ltd.	647,000	885,573
#	I-Sunny Construction & Development Co. Ltd.	36,300	143,661
#	ITE Technology, Inc.	1,237,646	2,835,840
#	ITEQ Corp.	1,863,608	4,438,838

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*††	J Touch Corp.	22,100	$0
#	Jarllytec Co. Ltd.	359,828	727,618
#	Jean Co. Ltd.	246,000	95,220
#	Jentech Precision Industrial Co. Ltd.	352,156	4,624,155
	Jess-Link Products Co. Ltd.	561,450	677,367
#	Jetway Information Co. Ltd.	181,000	150,071
	Jia Wei Lifestyle, Inc.	149,000	343,810
#	Jih Lin Technology Co. Ltd.	265,000	738,906
#	Jiin Yeeh Ding Enterprise Co. Ltd.	454,000	429,713
	Jinan Acetate Chemical Co. Ltd.	5,060	18,039
*	Jinli Group Holdings Ltd.	688,681	219,978
	JMC Electronics Co. Ltd.	61,000	81,766
#	Johnson Health Tech Co. Ltd.	351,000	658,048
#*	Joinsoon Electronics Manufacturing Co. Ltd.	548,000	331,982
	Jourdeness Group Ltd.	264,000	616,584
#	K Laser Technology, Inc.	946,459	621,945
#	Kaimei Electronic Corp.	492,314	916,112
#	Kaori Heat Treatment Co. Ltd.	520,321	1,372,262
#	Kaulin Manufacturing Co. Ltd.	1,285,684	613,749
#	Kedge Construction Co. Ltd.	243,000	452,795
	Keding Enterprises Co. Ltd.	14,000	61,959
#	KEE TAI Properties Co. Ltd.	3,153,101	1,394,534
	Kenda Rubber Industrial Co. Ltd.	3,775,885	4,868,780
#	Kenmec Mechanical Engineering Co. Ltd.	1,366,000	1,385,309
#	Kerry TJ Logistics Co. Ltd.	1,415,000	1,913,840
#	Key Ware Electronics Co. Ltd.	374,131	126,223
	Keystone Microtech Corp.	154,000	1,070,631
#	KHGEARS International Ltd.	6,504	16,485
#	Kindom Development Co. Ltd.	3,200,000	3,215,299
#	King Chou Marine Technology Co. Ltd.	539,800	594,965
#	King Slide Works Co. Ltd.	431,450	6,572,361
	King Yuan Electronics Co. Ltd.	10,254,032	13,526,921
	King's Town Bank Co. Ltd.	6,773,653	7,899,670
*	King's Town Construction Co. Ltd.	674,690	826,090
#	Kinik Co.	759,000	4,015,201
#*	Kinko Optical Co. Ltd.	649,120	674,389
#	Kinpo Electronics	8,871,892	3,836,328
#	Kinsus Interconnect Technology Corp.	1,105,476	5,070,420
	KMC Kuei Meng International, Inc.	477,951	2,525,710
#	KNH Enterprise Co. Ltd.	719,150	393,892
#	Ko Ja Cayman Co. Ltd.	135,000	197,012
#	KS Terminals, Inc.	945,290	2,663,064
	Kung Long Batteries Industrial Co. Ltd.	471,000	2,196,129
#	Kung Sing Engineering Corp.	3,716,135	859,731
	Kuo Toong International Co. Ltd.	1,108,735	709,780
#	Kuo Yang Construction Co. Ltd.	1,253,517	813,639
#	Kwong Fong Industries Corp.	534,733	186,230
	Kwong Lung Enterprise Co. Ltd.	637,000	957,143
#	KYE Systems Corp.	1,412,107	467,426
	L&K Engineering Co. Ltd.	1,098,000	1,123,105
	La Kaffa International Co. Ltd.	200,947	676,825
	LAN FA Textile	1,512,412	462,959
#	Land Mark Optoelectronics Corp.	582,600	3,025,297
*	Lang, Inc.	26,000	23,782
#	Lanner Electronics, Inc.	623,705	1,424,346
	Largan Precision Co. Ltd.	201,234	14,115,097
#	Laser Tek Taiwan Co. Ltd.	441,144	400,245
#	Laster Tech Corp. Ltd.	305,540	327,426
#	LCY Technology Corp.	159,000	143,275

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Leader Electronics, Inc.	527,886	$201,621
#*	Leadtek Research, Inc.	156,000	194,192
#	Leadtrend Technology Corp.	103,793	240,277
#*	Lealea Enterprise Co. Ltd.	4,892,965	1,713,976
*	Leatec Fine Ceramics Co. Ltd.	23,000	13,827
#	Ledlink Optics, Inc.	542,858	418,308
#	LEE CHI Enterprises Co. Ltd.	1,204,000	928,445
	Lelon Electronics Corp.	639,122	1,219,830
#	Lemtech Holdings Co. Ltd.	177,032	633,363
#	Leo Systems, Inc.	258,000	217,813
#*	Leofoo Development Co. Ltd.	790,010	436,389
#*	Li Cheng Enterprise Co. Ltd.	546,057	571,148
#*	Li Peng Enterprise Co. Ltd.	3,704,060	1,013,549
	Lian HWA Food Corp.	674,323	1,765,974
	Lida Holdings Ltd.	400,000	391,700
	Lien Hwa Industrial Holdings Corp.	2,912,017	5,843,862
	Ligitek Electronics Co. Ltd.	19,000	10,798
#*	Lingsen Precision Industries Ltd.	2,891,490	1,644,351
	Lite-On Technology Corp.	9,469,419	20,777,724
#	Liton Technology Corp.	336,000	353,735
#*	Long Bon International Co. Ltd.	2,254,276	1,269,046
#	Long Da Construction & Development Corp.	652,000	483,316
#	Longchen Paper & Packaging Co. Ltd.	5,859,590	3,040,770
#	Longwell Co.	638,000	1,155,024
	Lotes Co. Ltd.	292,625	6,864,570
#	Lotus Pharmaceutical Co. Ltd.	1,138,000	5,412,236
#	Lu Hai Holding Corp.	392,386	406,822
#	Lucky Cement Corp.	1,196,000	432,311
#	Lumax International Corp. Ltd.	616,126	1,408,041
	Lung Yen Life Service Corp.	1,006,000	1,354,005
#	Luxe Electric Co. Ltd.	153,000	85,670
*	LuxNet Corp.	290,952	293,248
#	M31 Technology Corp.	89,000	778,769
#	Macauto Industrial Co. Ltd.	395,000	838,280
#	Machvision, Inc.	296,890	1,414,904
#	Macroblock, Inc.	251,000	1,009,103
#	Macronix International Co. Ltd.	9,547,837	10,468,522
#	MacroWell OMG Digital Entertainment Co. Ltd.	54,000	171,587
#	Makalot Industrial Co. Ltd.	1,596,670	7,566,302
#	Marketech International Corp.	564,000	2,150,898
#	Materials Analysis Technology, Inc.	409,932	1,642,817
#	Mayer Steel Pipe Corp.	752,905	558,612
#	Maywufa Co. Ltd.	178,462	106,898
#	Mechema Chemicals International Corp.	258,000	1,068,813
*	Medeon Biodesign, Inc.	14,000	31,370
	MediaTek, Inc.	2,813,823	64,830,701
#*	Medigen Vaccine Biologics Corp.	481,000	3,308,647
	Mega Financial Holding Co. Ltd.	21,062,220	24,950,580
#	Meiloon Industrial Co.	611,889	435,145
	Mercuries & Associates Holding Ltd.	3,058,376	1,817,738
#*	Mercuries Life Insurance Co. Ltd.	12,273,576	2,562,347
#	Merida Industry Co. Ltd.	441,588	3,409,672
#	Merry Electronics Co. Ltd.	962,771	2,604,743
#	Microbio Co. Ltd.	317,757	618,086
#	Micro-Star International Co. Ltd.	3,842,465	15,211,926
	Mildef Crete, Inc.	328,000	462,591
#	MIN AIK Technology Co. Ltd.	875,249	551,494
#	Mirle Automation Corp.	1,144,512	1,474,966
#	Mitac Holdings Corp.	6,455,535	6,096,656

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Mitake Information Corp.	25,000	$41,572
	MJ International Co. Ltd.	24,000	35,270
#*	Mobiletron Electronics Co. Ltd.	504,960	1,032,566
#	momo.com, Inc.	232,680	6,378,021
#	MOSA Industrial Corp.	276,000	253,093
#	MPI Corp.	724,000	2,225,771
#	Nak Sealing Technologies Corp.	370,549	1,064,672
	Namchow Holdings Co. Ltd.	1,531,000	2,312,137
#*	Nan Kang Rubber Tire Co. Ltd.	1,793,845	2,372,265
	Nan Liu Enterprise Co. Ltd.	259,000	703,463
#	Nan Pao Resins Chemical Co. Ltd.	70,000	309,231
#	Nan Ren Lake Leisure Amusement Co. Ltd.	907,072	365,790
#	Nan Ya Plastics Corp.	9,588,584	21,608,965
#	Nan Ya Printed Circuit Board Corp.	853,211	6,912,504
#	Nang Kuang Pharmaceutical Co. Ltd.	341,000	403,587
#	Nantex Industry Co. Ltd.	1,586,363	2,276,084
#	Nanya Technology Corp.	6,686,751	11,747,543
*	National Aerospace Fasteners Corp.	19,000	39,495
#	National Petroleum Co. Ltd.	643,000	1,035,883
#	Netronix, Inc.	423,000	721,888
	New Best Wire Industrial Co. Ltd.	185,200	204,458
#	New Era Electronics Co. Ltd.	470,000	267,403
#*	Newmax Technology Co. Ltd.	377,000	382,558
	Nexcom International Co. Ltd.	679,267	745,250
#	Nichidenbo Corp.	1,163,552	1,865,950
#	Nidec Chaun-Choung Technology Corp.	144,000	502,892
#	Nien Hsing Textile Co. Ltd.	751,656	584,399
	Nien Made Enterprise Co. Ltd.	707,000	6,791,383
#	Niko Semiconductor Co. Ltd.	338,000	721,626
#	Nishoku Technology, Inc.	257,800	632,277
#	Nova Technology Corp.	78,000	393,874
#	Novatek Microelectronics Corp.	2,486,000	22,147,256
#	Nuvoton Technology Corp.	703,000	2,836,048
#	Nyquest Technology Co. Ltd.	92,000	244,526
	O-Bank Co. Ltd.	2,522,961	689,722
#	Ocean Plastics Co. Ltd.	842,000	922,779
	OFCO Industrial Corp.	56,000	51,623
	OK Biotech Co. Ltd.	88,000	66,966
#*	Oneness Biotech Co. Ltd.	410,000	2,584,890
#	Orient Europharma Co. Ltd.	202,000	231,304
#	Orient Semiconductor Electronics Ltd.	2,731,637	1,505,556
#	Oriental Union Chemical Corp.	3,724,819	2,168,185
#	O-TA Precision Industry Co. Ltd.	710,683	2,737,083
#	Pacific Construction Co.	1,133,276	355,193
#	Pacific Hospital Supply Co. Ltd.	387,706	859,845
#	PADAUK Technology Co. Ltd.	28,050	91,375
#	Paiho Shih Holdings Corp.	989,656	1,047,526
#	Pan Asia Chemical Corp.	300,000	130,527
	Pan German Universal Motors Ltd.	5,000	33,377
#	Pan Jit International, Inc.	1,470,074	3,227,018
#	Pan-International Industrial Corp.	2,701,854	3,205,244
#	Panion & BF Biotech, Inc.	136,753	559,955
	Parade Technologies Ltd.	192,805	7,260,720
	Paragon Technologies Co. Ltd.	276,626	178,385
#	Parpro Corp.	232,000	186,241
#	PChome Online, Inc.	691,000	1,479,262
	PCL Technologies, Inc.	301,067	806,062
#	P-Duke Technology Co. Ltd.	364,644	910,542
#	Pegatron Corp.	8,126,293	16,917,200

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Pegavision Corp.	244,000	$3,746,598
*††	Pharmally International Holding Co. Ltd.	422,490	0
	Phison Electronics Corp.	584,000	5,728,620
#	Phoenix Silicon International Corp.	836,340	1,789,189
*	Phytohealth Corp.	153,000	97,351
#	Pixart Imaging, Inc.	1,157,000	3,489,466
#	Planet Technology Corp.	217,000	550,128
#	Plastron Precision Co. Ltd.	536,491	229,643
	Plotech Co. Ltd.	578,800	449,194
#	Polytronics Technology Corp.	411,239	910,526
	Posiflex Technology, Inc.	154,939	697,048
	Pou Chen Corp.	8,470,005	7,605,102
#	Power Wind Health Industry, Inc.	202,319	850,983
#	Powerchip Semiconductor Manufacturing Corp.	6,991,000	8,286,778
	Powertech Technology, Inc.	4,511,580	12,931,970
*	Powertip Technology Corp.	201,000	88,359
#	Poya International Co. Ltd.	374,558	4,700,805
#	President Chain Store Corp.	1,792,728	16,950,944
	President Securities Corp.	7,015,644	3,681,924
#	Primax Electronics Ltd.	3,155,000	7,385,019
	Prince Housing & Development Corp.	8,177,140	3,159,324
	Pro Hawk Corp.	83,000	467,264
*††	Prodisc Technology, Inc.	603,000	0
#	Promate Electronic Co. Ltd.	1,023,000	1,316,198
#	Prosperity Dielectrics Co. Ltd.	801,687	1,061,409
	P-Two Industries, Inc.	17,000	16,849
	Qisda Corp.	8,279,525	7,934,681
#	QST International Corp.	317,000	586,958
#	Qualipoly Chemical Corp.	681,893	824,024
	Quang Viet Enterprise Co. Ltd.	229,000	838,351
#	Quanta Computer, Inc.	8,215,436	23,323,097
	Quanta Storage, Inc.	1,275,000	1,755,134
#	Quintain Steel Co. Ltd.	1,916,707	768,734
	Radiant Opto-Electronics Corp.	3,824,692	11,970,110
	Radium Life Tech Co. Ltd.	5,871,858	1,789,196
#	Rafael Microelectronics, Inc.	149,097	628,739
#*	RDC Semiconductor Co. Ltd.	286,000	3,367,387
#	Realtek Semiconductor Corp.	1,659,861	19,087,969
	Rechi Precision Co. Ltd.	2,351,292	1,331,394
#	Rexon Industrial Corp. Ltd.	983,559	1,088,456
	Rich Development Co. Ltd.	3,708,769	1,089,388
#	RichWave Technology Corp.	333,340	1,587,950
#	RiTdisplay Corp.	78,000	106,210
*	Ritek Corp.	5,288,593	1,312,820
	Rodex Fasteners Corp.	125,000	186,483
*	Roo Hsing Co. Ltd.	3,680,000	357,822
#	Ruentex Development Co. Ltd.	3,728,976	6,851,254
#	Ruentex Engineering & Construction Co.	386,440	1,075,001
#	Ruentex Industries Ltd.	2,009,682	4,161,857
#	Run Long Construction Co. Ltd.	479,620	1,059,559
	Samebest Co. Ltd.	133,160	120,229
	Sampo Corp.	2,143,895	1,879,840
#	San Fang Chemical Industry Co. Ltd.	1,200,659	784,463
#	San Far Property Ltd.	1,184,297	516,380
#	San Shing Fastech Corp.	672,622	1,225,540
	Sanitar Co. Ltd.	274,000	305,139
	Sanyang Motor Co. Ltd.	4,117,802	5,264,967
#	Savior Lifetec Corp.	724,203	391,129
	Scan-D Corp.	7,000	11,088

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	SCI Pharmtech, Inc.	389,174	$1,075,600
#	Scientech Corp.	251,000	611,085
	ScinoPharm Taiwan Ltd.	495,000	422,832
	SciVision Biotech, Inc.	45,510	61,547
#	SDI Corp.	764,000	3,108,997
	Sea & Land Integrated Corp.	95,000	125,663
#	Sea Sonic Electronics Co. Ltd.	285,000	516,041
	Senao International Co. Ltd.	517,547	537,953
#	Senao Networks, Inc.	177,000	1,292,857
#	Sensortek Technology Corp.	163,000	1,512,612
	Sercomm Corp.	1,656,000	5,031,588
#	Sesoda Corp.	1,312,261	2,105,370
#	Shanghai Commercial & Savings Bank Ltd.	1,315,000	2,207,507
	Shan-Loong Transportation Co. Ltd.	631,247	716,668
#	Sharehope Medicine Co. Ltd.	615,397	723,798
#	Sheng Yu Steel Co. Ltd.	1,067,000	819,628
#	ShenMao Technology, Inc.	601,450	1,094,133
	Shieh Yih Machinery Industry Co. Ltd.	412,000	147,960
#	Shih Her Technologies, Inc.	373,000	697,212
	Shih Wei Navigation Co. Ltd.	2,382,000	2,528,708
	Shihlin Electric & Engineering Corp.	1,776,787	3,777,087
*	Shihlin Paper Corp.	15,000	28,231
	Shin Foong Specialty & Applied Materials Co. Ltd.	226,000	633,182
	Shin Hai Gas Corp.	8,242	14,382
	Shin Hsiung Natural Gas Co. Ltd.	81,000	215,200
#	Shin Kong Financial Holding Co. Ltd.	42,389,198	12,116,916
	Shin Ruenn Development Co. Ltd.	107,000	93,871
	Shin Shin Natural Gas Co.	12,480	18,190
#	Shin Zu Shing Co. Ltd.	1,104,127	2,989,886
	Shinih Enterprise Co. Ltd.	119,000	83,875
#*	Shining Building Business Co. Ltd.	2,706,622	833,819
	Shinkong Insurance Co. Ltd.	1,941,784	3,350,656
	Shinkong Synthetic Fibers Corp.	8,122,844	4,941,145
	Shinkong Textile Co. Ltd.	907,169	1,226,865
#	Shiny Chemical Industrial Co. Ltd.	662,302	3,336,092
#	ShunSin Technology Holding Ltd.	247,000	580,064
#*	Shuttle, Inc.	2,415,000	1,106,986
	Sigurd Microelectronics Corp.	3,773,523	6,317,364
	Silergy Corp.	452,000	8,458,893
#	Silicon Integrated Systems Corp.	907,000	605,365
#	Silicon Optronics, Inc.	246,000	726,927
	Silitech Technology Corp.	69,521	76,446
	Simplo Technology Co. Ltd.	883,880	7,812,269
	Sinbon Electronics Co. Ltd.	825,849	7,669,826
	Sincere Navigation Corp.	2,291,741	1,826,331
#	Singatron Enterprise Co. Ltd.	540,000	389,217
#	Single Well Industrial Corp.	257,351	201,291
	Sinher Technology, Inc.	415,000	481,721
	Sinkang Industries Co. Ltd.	16,000	9,828
#	Sinmag Equipment Corp.	293,519	899,613
	Sino-American Silicon Products, Inc.	3,072,000	14,656,136
#	Sinon Corp.	3,335,740	3,905,216
#	SinoPac Financial Holdings Co. Ltd.	29,295,497	16,592,399
#	Sinopower Semiconductor, Inc.	137,000	534,228
	Sinphar Pharmaceutical Co. Ltd.	377,147	356,639
#	Sinyi Realty, Inc.	1,880,314	1,918,552
	Sirtec International Co. Ltd.	743,000	561,229
#	Sitronix Technology Corp.	660,774	3,717,858
#	Siward Crystal Technology Co. Ltd.	1,214,705	1,514,265

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Soft-World International Corp.	344,000	$851,762
#	Solar Applied Materials Technology Corp.	2,428,531	3,011,898
#	Solomon Technology Corp.	737,000	732,076
#	Solteam, Inc.	425,930	794,486
#	Sonix Technology Co. Ltd.	1,248,000	2,423,160
#	Southeast Cement Co. Ltd.	1,181,000	711,774
#	Speed Tech Corp.	599,000	1,098,185
#	Spirox Corp.	445,745	392,048
#	Sporton International, Inc.	451,852	3,095,548
	St Shine Optical Co. Ltd.	392,000	3,438,991
#	Standard Chemical & Pharmaceutical Co. Ltd.	535,040	795,447
#	Standard Foods Corp.	2,947,734	4,217,183
#	Stark Technology, Inc.	650,520	1,890,389
#	Sun Race Sturmey-Archer, Inc.	228,000	325,309
#*	Sun Yad Construction Co. Ltd.	435,000	221,675
	Sunfun Info Co. Ltd.	6,000	52,283
#	Sunjuice Holdings Co. Ltd.	55,000	491,371
#	Sunko INK Co. Ltd.	373,800	203,271
#	SunMax Biotechnology Co. Ltd.	76,000	380,986
#	Sunny Friend Environmental Technology Co. Ltd.	447,000	2,755,607
#	Sunonwealth Electric Machine Industry Co. Ltd.	1,403,001	1,821,359
#	Sunplus Innovation Technology, Inc.	57,000	152,872
#	Sunplus Technology Co. Ltd.	2,934,153	2,865,813
#	Sunrex Technology Corp.	885,145	1,142,218
#	Sunspring Metal Corp.	964,291	854,403
#*	Super Dragon Technology Co. Ltd.	170,000	108,187
#	Superior Plating Technology Co. Ltd.	87,000	162,086
#	Supreme Electronics Co. Ltd.	3,121,910	3,880,709
#	Swancor Holding Co. Ltd.	377,000	1,388,483
	Sweeten Real Estate Development Co. Ltd.	1,111,353	874,040
#	Symtek Automation Asia Co. Ltd.	403,257	1,268,105
	Syncmold Enterprise Corp.	724,000	1,501,411
*	SYNergy ScienTech Corp.	102,000	74,035
#	Synmosa Biopharma Corp.	1,193,854	1,243,092
	Synnex Technology International Corp.	4,610,732	8,553,691
#	Sysage Technology Co. Ltd.	152,000	170,785
	Systex Corp.	962,293	2,364,888
#	T3EX Global Holdings Corp.	730,178	2,102,694
#	TA Chen Stainless Pipe	8,715,472	10,217,768
#	Ta Liang Technology Co. Ltd.	309,000	570,293
#	Ta Ya Electric Wire & Cable	3,220,802	2,571,539
#	Ta Yih Industrial Co. Ltd.	220,000	257,533
	Tah Hsin Industrial Corp.	228,378	522,099
#	TAI Roun Products Co. Ltd.	228,000	121,751
#	TA-I Technology Co. Ltd.	728,834	1,067,842
#*	Tai Tung Communication Co. Ltd.	758,813	372,102
	Taichung Commercial Bank Co. Ltd.	29,166,772	12,986,969
#	TaiDoc Technology Corp.	543,532	3,545,559
#	Taiflex Scientific Co. Ltd.	1,200,460	1,652,050
#	Taimide Tech, Inc.	708,940	950,193
#	Tainan Enterprises Co. Ltd.	690,289	509,261
#	Tainan Spinning Co. Ltd.	7,949,791	4,788,370
#	Tai-Saw Technology Co. Ltd.	424,960	557,963
#	Taishin Financial Holding Co. Ltd.	34,288,816	18,049,692
#	TaiSol Electronics Co. Ltd.	441,000	599,181
#	Taisun Enterprise Co. Ltd.	895,775	1,035,832
#	Taita Chemical Co. Ltd.	1,807,792	1,458,278
#	TAI-TECH Advanced Electronics Co. Ltd.	253,000	747,858
	Taitien Electronics Co. Ltd.	94,000	107,034

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Business Bank	20,473,436	$8,497,437
#	Taiwan Cement Corp.	17,397,058	22,575,619
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	682,331	804,752
	Taiwan Cogeneration Corp.	2,060,657	2,566,391
#	Taiwan Cooperative Financial Holding Co. Ltd.	19,680,719	18,043,994
#	Taiwan FamilyMart Co. Ltd.	187,000	1,168,957
#	Taiwan Fertilizer Co. Ltd.	3,400,000	7,291,915
	Taiwan Fire & Marine Insurance Co. Ltd.	1,348,880	881,270
#	Taiwan FU Hsing Industrial Co. Ltd.	1,051,000	1,412,147
#	Taiwan Glass Industry Corp.	5,452,904	3,245,906
	Taiwan High Speed Rail Corp.	6,436,000	6,289,905
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,426,545	6,012,361
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,163,000	1,603,257
#*	Taiwan IC Packaging Corp.	393,000	178,156
*††	Taiwan Kolin Co. Ltd.	508,000	0
*††	Taiwan Land Development Corp.	6,008,009	403,330
#	Taiwan Line Tek Electronic	390,000	354,464
#	Taiwan Mask Corp.	346,000	879,660
	Taiwan Mobile Co. Ltd.	4,933,900	16,743,117
	Taiwan Navigation Co. Ltd.	1,395,720	1,345,685
#	Taiwan Paiho Ltd.	2,137,152	4,365,292
	Taiwan PCB Techvest Co. Ltd.	2,233,816	2,769,553
	Taiwan Pelican Express Co. Ltd.	70,000	121,439
#	Taiwan Sakura Corp.	1,280,243	2,706,368
#	Taiwan Sanyo Electric Co. Ltd.	469,650	554,960
	Taiwan Secom Co. Ltd.	1,641,405	5,633,109
#	Taiwan Semiconductor Co. Ltd.	1,623,000	4,389,342
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,628,695	321,066,934
#	Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	710,672,009
#	Taiwan Shin Kong Security Co. Ltd.	1,646,226	2,151,535
	Taiwan Steel Union Co. Ltd.	155,000	445,248
#	Taiwan Styrene Monomer	3,139,404	1,456,295
#	Taiwan Surface Mounting Technology Corp.	2,145,674	6,236,577
#	Taiwan Taxi Co. Ltd.	168,722	439,488
#*	Taiwan TEA Corp.	4,989,896	3,192,366
	Taiwan Union Technology Corp.	2,204,000	3,853,145
#	Taiwan-Asia Semiconductor Corp.	2,092,537	2,896,542
	Taiyen Biotech Co. Ltd.	687,910	777,494
#*	Tang Eng Iron Works Co. Ltd.	152,000	161,656
*	Tatung Co. Ltd.	6,166,588	7,196,086
	TBI Motion Technology Co. Ltd.	240,000	344,841
#	TCI Co. Ltd.	717,282	3,458,852
	Te Chang Construction Co. Ltd.	421,980	410,960
#	Team Group, Inc.	388,000	368,111
#	Teco Electric & Machinery Co. Ltd.	7,077,000	6,964,711
	Tehmag Foods Corp.	114,860	987,645
	TEKOM Technologies, Inc.	14,000	51,897
	Ten Ren Tea Co. Ltd.	171,170	197,247
	Tera Autotech Corp.	24,863	15,346
	Test Research, Inc.	1,115,370	2,296,696
	Test Rite International Co. Ltd.	1,551,166	1,127,302
#	Tex-Ray Industrial Co. Ltd.	990,000	398,502
	Thermaltake Technology Co. Ltd.	151,391	131,621
#	Thinking Electronic Industrial Co. Ltd.	535,058	2,503,896
#	Thye Ming Industrial Co. Ltd.	917,793	1,257,789
	Tian Zheng International Precision Machinery Co. Ltd.	15,000	24,880
	Tofu Restaurant Co. Ltd.	19,000	95,380
	Ton Yi Industrial Corp.	7,133,300	3,913,813
#	Tong Hsing Electronic Industries Ltd.	1,117,972	7,348,721

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tong Ming Enterprise Co. Ltd.	180,000	$261,251
	Tong Yang Industry Co. Ltd.	3,040,341	5,114,381
*	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	715,628
	Top Bright Holding Co. Ltd.	54,000	207,050
#	Top Union Electronics Corp.	666,986	542,792
#*	TOPBI International Holdings Ltd.	667,872	260,100
	Topco Scientific Co. Ltd.	1,127,050	5,824,610
#	Topco Technologies Corp.	307,468	792,191
	Topkey Corp.	214,000	1,053,149
#	Topoint Technology Co. Ltd.	1,059,993	1,013,505
	Toung Loong Textile Manufacturing	599,000	568,639
	TPK Holding Co. Ltd.	2,634,000	3,028,711
	Trade-Van Information Services Co.	387,000	784,618
	Transart Graphics Co. Ltd.	31,000	61,374
#	Transcend Information, Inc.	1,285,870	2,746,036
	Transcom, Inc.	93,000	404,751
	Tripod Technology Corp.	2,262,660	7,763,409
*	TrueLight Corp.	273,000	234,753
#	Tsang Yow Industrial Co. Ltd.	383,000	378,152
	Tsann Kuen Enterprise Co. Ltd.	769,441	836,958
#	TSC Auto ID Technology Co. Ltd.	195,570	1,133,755
#	TSRC Corp.	4,959,154	4,298,042
	TST Group Holding Ltd.	3,600	13,500
#	Ttet Union Corp.	304,000	1,576,105
#	TTFB Co. Ltd.	84,000	645,826
	TTY Biopharm Co. Ltd.	1,744,991	4,126,583
	Tung Ho Steel Enterprise Corp.	4,691,052	8,138,393
	Tung Ho Textile Co. Ltd.	17,000	9,303
#	Tung Thih Electronic Co. Ltd.	408,000	2,056,883
	Turvo International Co. Ltd.	229,515	875,908
#	TXC Corp.	2,510,762	7,366,787
	TYC Brother Industrial Co. Ltd.	2,073,333	2,199,573
*	Tycoons Group Enterprise	3,231,353	870,687
#	Tyntek Corp.	1,844,413	1,169,961
#*	TZE Shin International Co. Ltd.	102,000	70,622
#	UDE Corp.	533,000	679,287
	U-Ming Marine Transport Corp.	3,440,200	4,835,420
	Unic Technology Corp.	373,000	189,450
#	Unictron Technologies Corp.	108,000	325,605
#	Unimicron Technology Corp.	3,658,563	19,517,324
#	Union Bank Of Taiwan	10,914,215	4,880,387
#	Uni-President Enterprises Corp.	14,428,734	33,967,167
#	Unitech Computer Co. Ltd.	564,365	575,149
#*	Unitech Printed Circuit Board Corp.	3,850,839	2,198,509
	United Integrated Services Co. Ltd.	1,229,640	6,304,377
#	United Microelectronics Corp., Sponsored ADR	210,935	1,438,577
#	United Microelectronics Corp.	37,108,441	49,920,463
	United Orthopedic Corp.	479,468	479,080
#	United Radiant Technology	590,000	313,990
#*	United Recommend International Co. Ltd.	128,000	354,406
*	United Renewable Energy Co. Ltd.	6,710,644	4,956,210
††	Unity Opto Technology Co. Ltd.	3,736,276	96,399
	Univacco Technology, Inc.	287,000	289,138
#	Universal Cement Corp.	2,811,790	2,060,475
	Universal Vision Biotechnology Co. Ltd.	228,000	2,503,818
#	Unizyx Holding Corp.	2,360,496	2,462,515
	UPC Technology Corp.	5,461,684	2,775,096
#*	UPI Semiconductor Corp.	250,000	2,781,923
#	Userjoy Technology Co. Ltd.	301,474	690,677

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	USI Corp.	6,495,226	$4,976,679
#*	Usun Technology Co. Ltd.	283,100	252,630
#	U-Tech Media Corp.	438,000	240,867
#	Utechzone Co. Ltd.	360,000	982,354
#	UVAT Technology Co. Ltd.	158,000	340,734
#	Value Valves Co. Ltd.	112,000	328,649
#	Vanguard International Semiconductor Corp.	4,050,000	9,754,580
	Ve Wong Corp.	704,524	783,936
#	Ventec International Group Co. Ltd.	513,000	1,125,745
#	VIA Labs, Inc.	113,000	913,544
#	Via Technologies, Inc.	96,000	236,879
*	Victory New Materials Ltd. Co.	815,500	272,594
#	Viking Tech Corp.	395,000	777,933
#	Visual Photonics Epitaxy Co. Ltd.	1,106,224	2,733,311
#	Vivotek, Inc.	166,504	445,534
	Voltronic Power Technology Corp.	246,007	12,083,179
#	Wafer Works Corp.	4,060,544	6,486,123
#	Waffer Technology Corp.	524,000	721,603
#	Wah Hong Industrial Corp.	408,280	359,621
	Wah Lee Industrial Corp.	1,408,400	4,140,171
	Walsin Lihwa Corp.	8,958,307	10,191,287
	Walsin Technology Corp.	2,151,496	7,354,802
#	Walton Advanced Engineering, Inc.	2,036,662	863,687
	Wan Hai Lines Ltd.	3,421,972	12,295,904
#	WAN HWA Enterprise Co.	428,452	171,804
	Wei Chuan Foods Corp.	2,823,000	1,916,469
*††	Wei Mon Industry Co. Ltd.	2,514,674	0
#	Weikeng Industrial Co. Ltd.	2,797,979	2,474,267
	Well Shin Technology Co. Ltd.	634,443	952,261
	Welldone Co.	61,000	52,815
#	WELLELL, Inc.	308,463	262,167
#	Wha Yu Industrial Co. Ltd.	557,000	310,405
#	Wholetech System Hitech Ltd.	370,000	589,368
#	Win Semiconductors Corp.	1,371,248	7,284,200
	Winbond Electronics Corp.	17,499,188	13,623,493
	Winmate, Inc.	184,000	463,392
#	Winstek Semiconductor Co. Ltd.	523,000	833,390
††	Wintek Corp.	6,349,135	72,756
#	WinWay Technology Co. Ltd.	111,000	1,445,600
	Wisdom Marine Lines Co. Ltd.	3,344,849	7,679,260
#	Wisechip Semiconductor, Inc.	157,000	347,347
#	Wistron Corp.	16,566,169	14,694,586
#	Wistron Information Technology & Services Corp.	248,000	649,798
#	Wistron NeWeb Corp.	1,978,515	4,967,007
#	Wiwynn Corp.	216,000	5,343,088
	Wonderful Hi-Tech Co. Ltd.	183,000	220,880
#	Wowprime Corp.	719,000	2,966,165
	WPG Holdings Ltd.	7,871,957	13,226,200
	WT Microelectronics Co. Ltd.	2,222,789	5,150,144
#	WUS Printed Circuit Co. Ltd.	1,091,507	1,011,892
#*	WW Holding, Inc.	32,000	69,707
#	XAC Automation Corp.	275,000	228,225
#	XinTec, Inc.	1,135,000	4,917,981
	X-Legend Entertainment Co. Ltd.	10,000	13,776
*††	XPEC Entertainment, Inc.	63,985	0
#	Xxentria Technology Materials Corp.	803,736	1,771,505
#	Yageo Corp.	1,346,663	15,548,645
	Yang Ming Marine Transport Corp.	8,891,491	26,814,836
	Yankey Engineering Co. Ltd.	2,000	10,989

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	YC INOX Co. Ltd.	2,519,858	$2,581,919
	YCC Parts Manufacturing Co. Ltd.	51,000	72,877
#	Yea Shin International Development Co. Ltd.	1,214,715	928,314
#	Yem Chio Co. Ltd.	2,933,064	1,375,742
#	Yen Sun Technology Corp.	158,000	165,817
#	Yeong Guan Energy Technology Group Co. Ltd.	588,031	1,126,632
#	YFC-Boneagle Electric Co. Ltd.	738,000	752,139
#	YFY, Inc.	9,131,997	7,367,628
#	Yi Jinn Industrial Co. Ltd.	1,392,096	797,694
	Yi Shin Textile Industrial Co. Ltd.	195,000	221,404
*	Yieh Hsing Enterprise Co. Ltd.	106,000	39,648
#*	Yieh Phui Enterprise Co. Ltd.	6,352,342	3,475,684
	YONGGU Group, Inc.	74,000	133,671
	Yonyu Plastics Co. Ltd.	546,050	605,792
#	Young Fast Optoelectronics Co. Ltd.	739,137	784,225
#	Youngtek Electronics Corp.	862,569	1,961,320
	Yuanta Financial Holding Co. Ltd.	29,645,513	19,871,336
	Yuanta Futures Co. Ltd.	54,145	85,871
#	Yuen Chang Stainless Steel Co. Ltd.	399,000	277,672
#	Yuen Foong Yu Consumer Products Co. Ltd.	351,000	455,599
	Yulon Finance Corp.	1,499,241	8,978,185
	Yulon Motor Co. Ltd.	3,673,946	5,636,415
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	934,407
#	Yungshin Construction & Development Co. Ltd.	847,200	1,713,513
	YungShin Global Holding Corp.	1,320,400	1,800,943
#	Zeng Hsing Industrial Co. Ltd.	366,974	1,644,994
#	Zenitron Corp.	1,297,000	1,301,846
	Zero One Technology Co. Ltd.	892,868	1,173,044
#	Zhen Ding Technology Holding Ltd.	3,373,350	12,777,080
#	Zhong Yang Technology Co. Ltd.	98,000	148,064
#	Zig Sheng Industrial Co. Ltd.	3,499,638	1,315,921
#	ZillTek Technology Corp.	63,000	495,879
#*	Zinwell Corp.	2,008,979	1,155,839
#	Zippy Technology Corp.	747,028	1,034,300
#	ZongTai Real Estate Development Co. Ltd.	887,705	821,798
TOTAL TAIWAN			4,198,457,644
THAILAND — (2.4%)
	2S Metal PCL	1,285,110	127,080
	AAPICO Hitech PCL, NVDR	176,660	101,264
	AAPICO Hitech PCL	1,826,888	1,047,197
	Absolute Clean Energy PCL	12,123,700	882,682
	Advanced Info Service PCL	2,703,409	14,761,891
	Advanced Information Technology PCL	9,026,100	1,458,987
	AEON Thana Sinsap Thailand PCL	675,100	3,044,461
*	After You PCL	1,627,200	415,531
	AgriPure Holdings PLC	1,850,800	276,539
*	AgriPure Holdings PLC	827,100	0
	AI Energy PCL	1,179,650	105,755
*	Airports of Thailand PCL	6,432,700	12,276,479
	AJ Plast PCL	1,768,500	711,051
	Allianz Ayudhya Capital PCL	136,500	162,235
*	Alpha Divisions PCL, Class F	1,547,900	52,984
	Amanah Leasing PCL	5,383,300	593,757
	Amata Corp. PCL	6,073,300	2,969,829
*	Ananda Development PCL	23,868,300	875,366
	AP Thailand PCL	28,765,336	7,619,180
*	Aqua Corp. PCL	7,522,200	116,481
	Asia Green Energy PCL	3,901,000	413,309

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Asia Plus Group Holdings PCL	19,298,000	$1,667,146
	Asia Plus Group Holdings PCL, NVDR	468,800	40,499
	Asia Precision PCL	1,729,400	253,702
	Asia Sermkij Leasing PCL, NVDR	1,923,150	1,880,831
	Asia Sermkij Leasing PCL	32,200	31,491
	Asian Insulators PCL	2,470,690	392,652
	Asian Sea Corp. PCL, Class F	3,589,750	1,560,337
	Asiasoft Corp. PCL	947,700	383,611
	Asset World Corp. PCL	15,154,000	2,058,408
	B Grimm Power PCL	2,163,500	2,233,442
	Bangchak Corp. PCL	10,263,200	8,225,058
*	Bangkok Airways PCL	4,767,700	1,223,982
	Bangkok Bank PCL	2,449,900	8,818,575
	Bangkok Bank PCL, NVDR	201,600	725,672
	Bangkok Chain Hospital PCL	6,593,150	3,635,994
	Bangkok Commercial Asset Management PCL	4,718,900	2,166,515
	Bangkok Dusit Medical Services PCL, Class F	13,332,200	9,688,572
	Bangkok Expressway & Metro PCL	10,422,955	2,463,453
	Bangkok Insurance PCL	95,240	698,582
	Bangkok Land PCL	106,803,404	2,959,508
	Bangkok Life Assurance PCL, NVDR	1,967,440	2,031,044
*	Bangkok Ranch PCL	4,604,400	400,274
	Banpu PCL	20,783,413	7,565,817
	Banpu Power PCL	2,800,100	1,148,642
	BCPG PCL	3,673,800	1,018,005
	BEC World PCL	7,092,800	2,408,585
	Berli Jucker PCL	3,769,450	3,328,094
*	Better World Green PCL	25,454,800	560,130
	BG Container Glass PCL	968,500	276,263
*	Bound & Beyond PCL	614,200	205,234
	BTS Group Holdings PCL	13,863,800	3,239,030
	Bumrungrad Hospital PCL	701,600	3,468,927
	Buriram Sugar PCL, Class F	631,460	89,204
	Business Online PCL	1,486,300	423,965
	Cal-Comp Electronics Thailand PCL, Class F	23,733,528	1,624,789
	Carabao Group PCL, Class F	895,700	2,737,469
	Central Pattana PCL	2,991,800	5,161,079
*	Central Plaza Hotel PCL	508,500	580,196
	Central Retail Corp. PCL	4,553,617	4,515,268
	CH Karnchang PCL	6,564,667	3,816,459
	Charoen Pokphand Foods PCL	15,054,700	10,326,845
	Charoong Thai Wire & Cable PCL, Class F	1,035,900	177,293
	Chiang Mai Ram Medical Business PCL	522,200	39,722
	Chularat Hospital PCL, Class F	32,750,000	3,327,493
	Chumporn Palm Oil Industry PCL	2,336,300	222,142
	CIMB Thai Bank PCL	1,623,900	36,175
	CK Power PCL	7,161,800	1,040,903
	Com7 PCL, Class F	4,369,000	3,620,062
	Communication & System Solution PCL	5,655,600	245,829
*	Country Group Development PCL	30,283,500	370,214
*	Country Group Holdings PCL, Class F	15,968,211	347,041
	CP ALL PCL	5,309,500	8,834,743
	Delta Electronics Thailand PCL	316,100	4,070,399
	Demco PCL	3,254,900	282,958
	Dhipaya Group Holdings PCL	3,327,000	5,287,408
	Diamond Building Products PCL	1,260,200	251,629
	Do Day Dream PCL	342,900	129,484
*	DOD Biotech PCL	1,250,900	180,108
	Dohome PCL	2,314,320	1,012,240

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Dynasty Ceramic PCL	27,544,860	$2,110,201
*	E for L Aim PCL	4,864,100	64,749
*	Earth Tech Environment PCL	1,043,900	97,555
	Eastern Polymer Group PCL, Class F	7,019,300	1,849,693
	Eastern Power Group PCL	2,399,505	292,034
	Eastern Water Resources Development & Management PCL, Class F	4,716,100	884,029
	Ekachai Medical Care PCL	3,158,208	656,351
	Electricity Generating PCL	661,500	3,324,572
	Energy Absolute PCL	2,321,700	5,219,252
*	Esso Thailand PCL	10,141,000	2,920,255
*	Everland PCL	5,492,800	38,797
	Exotic Food PCL, Class F	1,431,600	579,485
	Finansia Syrus Securities PCL, NVDR	684,100	71,365
	Forth Corp. PCL	1,252,800	1,514,523
	Forth Smart Service PCL	1,733,800	923,186
	Fortune Parts Industry PCL, Class F	2,261,200	175,687
	Frasers Property Thailand PCL	109,400	44,580
*	General Engineering PCL	14,624,000	83,429
	GFPT PCL	4,950,422	2,111,427
	Global Consumer PCL	2,327,400	63,227
	Global Green Chemicals PCL, Class F	1,737,100	698,427
	Global Power Synergy PCL, Class F	1,850,926	3,406,689
	Gulf Energy Development PCL	2,384,400	3,060,660
	Gunkul Engineering PCL	21,121,400	3,098,494
	Haad Thip PCL	507,700	403,429
	Hana Microelectronics PCL	4,664,853	5,797,800
	Home Product Center PCL	17,312,415	6,255,233
	Humanica PCL	1,002,400	318,611
	Hwa Fong Rubber Thailand PCL	1,113,100	196,554
	ICC International PCL	51,000	40,872
	Ichitan Group PCL	6,300,100	1,360,657
	Index Livingmall PCL	1,433,500	650,352
	Indorama Ventures PCL	5,137,900	6,106,578
	Infraset PCL	3,784,900	433,911
	Interlink Communication PCL	3,602,950	753,673
*	Interlink Telecom PCL	10,078,900	1,122,616
	Internet Thailand PCL	1,417,700	219,530
*	Interpharma PCL	1,061,300	510,324
	Intouch Holdings PCL, Class F	245,400	466,667
	IRPC PCL	50,408,390	4,464,313
	IT City PCL	163,900	31,168
*	Italian-Thai Development PCL	40,202,319	2,228,001
*††	ITV PCL	183,700	0
	JAS Asset PCL, Class F	3,625,000	376,189
*	Jasmine International PCL	27,889,500	1,985,072
*	Jasmine Technology Solution PCL	63,700	955,240
	Jay Mart PCL	210,700	273,320
*	JKN Global Media PCL	2,827,700	299,593
	JMT Network Services PCL, Class F	766,197	1,555,915
	Jubilee Enterprise PCL	210,000	144,051
	JWD Infologistics PCL	3,162,700	1,142,731
	Kang Yong Electric PCL	8,200	77,968
	Karmarts PCL	5,316,466	696,152
	Kasikornbank PCL	786,800	3,120,695
	Kasikornbank PCL, NVDR	1,549,600	6,146,199
	KCE Electronics PCL	2,767,664	4,718,036
	KGI Securities Thailand PCL	4,126,900	515,722
	Khon Kaen Sugar Industry PCL	14,839,048	1,410,939
	Kiatnakin Phatra Bank PCL	1,332,407	2,379,944

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Krung Thai Bank PCL	5,142,475	$2,221,281
	Krungthai Card PCL	2,938,500	4,570,202
	Ladprao General Hospital PCL, Class F	1,209,300	190,544
	Lalin Property PCL	1,613,800	390,188
	Lam Soon Thailand PCL	2,756,000	374,355
	Land & Houses PCL	18,502,800	4,272,584
	Land & Houses PCL, NVDR	6,319,280	1,459,220
	Lanna Resources PCL	2,341,650	1,437,688
	LH Financial Group PCL	37,918,327	1,225,830
	Loxley PCL	11,146,635	690,419
	LPN Development PCL	11,107,096	1,327,662
*	Master Ad PCL	14,394,500	203,345
*	MBK PCL	7,096,469	3,026,747
	MC Group PCL	1,702,800	437,149
	MCS Steel PCL	3,810,000	1,190,302
*	MDX PCL	670,700	90,739
	Mega Lifesciences PCL	2,725,200	3,609,169
	Millcon Steel PCL	9,703,884	224,078
*	Minor International PCL	2,250,339	2,047,986
	MK Restaurants Group PCL	1,023,100	1,417,498
*	Mono Next PCL	7,271,000	300,242
	Muang Thai Insurance PCL	27,600	91,475
	Muangthai Capital PCL	2,578,400	3,379,728
	Namyong Terminal PCL	3,419,200	352,974
	Nava Nakorn PCL	638,800	36,790
*	Nawarat Patanakarn PCL	13,758,800	269,121
	Netbay PCL	657,800	451,221
	Noble Development PCL	5,775,600	706,064
	Nonthavej Hospital PCL	72,300	78,075
	Northeast Rubber PCL	12,398,400	2,037,770
	NR Instant Produce PCL	1,225,200	183,064
	Origin Property PCL, Class F	7,238,600	1,956,644
	Osotspa PCL	4,474,800	3,798,900
	Pacific Pipe PCL	1,617,100	163,423
	PCS Machine Group Holding PCL	1,542,500	208,684
*	Plan B Media PCL, Class F	16,984,868	2,791,591
*	Platinum Group PCL, Class F	2,045,500	177,821
	Polyplex Thailand PCL	2,598,887	1,609,743
*	Power Solution Technologies PCL, Class F	6,093,900	306,268
	Praram 9 Hospital PCL	781,500	363,044
	Precious Shipping PCL	8,712,700	4,260,489
	Premier Marketing PCL	2,520,000	609,291
	Prima Marine PCL	8,836,900	1,284,363
*	Principal Capital PCL	2,361,600	445,888
	Property Perfect PCL	74,357,187	808,011
	Pruksa Holding PCL	6,580,600	2,216,774
	PTG Energy PCL	8,433,100	3,276,102
	PTT Exploration & Production PCL	6,368,569	28,114,438
	PTT Global Chemical PCL	5,079,511	6,106,177
	PTT PCL	37,349,400	35,259,214
	Pylon PCL	1,567,100	188,171
	Quality Houses PCL	61,118,304	3,553,197
	R&B Food Supply PCL	3,048,400	1,060,025
*	Raimon Land PCL	22,409,500	450,503
	Rajthanee Hospital PCL	981,000	1,012,714
	Ratch Group PCL	2,832,801	2,943,620
	Ratchaphruek Hospital PCL, Class F	3,499,000	594,098
	Ratchthani Leasing PCL	19,003,112	2,106,294
	Regional Container Lines PCL	3,434,000	3,498,370

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Rojana Industrial Park PCL	7,456,412	$1,255,902
	RPCG Pcl	3,472,400	105,653
	RS PCL	3,533,400	1,487,848
	S 11 Group PCL	1,791,100	260,320
*	S Hotels & Resorts PCL	8,593,800	915,178
	S Kijchai Enterprise PCL, Class F	1,930,100	327,713
	Sabina PCL	1,055,600	711,189
	Saha Pathana Inter-Holding PCL	33,600	63,896
	Sahakol Equipment PCL	6,146,500	312,251
	Sahamitr Pressure Container PCL	1,503,700	641,350
	Saha-Union PCL	729,300	525,033
*	Samart Corp. PCL	4,476,400	705,328
	Samart Telcoms PCL	2,507,300	432,528
	Sansiri PCL	119,702,985	3,251,915
	Sappe PCL	1,043,400	1,041,699
	SC Asset Corp. PCL	19,148,816	1,758,299
	SCB X PCL	2,083,969	5,746,342
	SCG Ceramics PCL	6,102,500	329,910
	SCG Packaging PCL	1,832,500	2,538,916
*	SEAFCO PCL	4,373,184	408,687
*	Seafresh Industry PCL	8,574,700	778,036
	Sena Development PCL	4,526,850	474,698
*	SENA J Property PCL	10,200,800	304,832
	Sermsang Power Corp. Co. Ltd.	3,271,879	839,969
*	Seven Utilities & Power PLC	15,402,000	372,393
	Siam Cement PCL, NVDR	321,900	3,261,850
	Siam Cement PCL	1,097,700	11,123,121
	Siam City Cement PCL	565,188	2,333,838
	Siam City Cement PCL, NVDR	24	99
	Siam Global House PCL	5,221,090	2,666,571
	Siamgas & Petrochemicals PCL	5,977,300	1,883,637
	Siamrajathanee PCL	735,860	235,891
	Sikarin PCL, Class F	1,105,200	363,296
*	Simat Technologies PCL	1,956,000	122,217
	Singer Thailand PCL	15,600	17,588
*	Singha Estate PCL	24,162,717	1,234,064
	Sino-Thai Engineering & Construction PCL	9,037,787	2,970,856
	SiS Distribution Thailand PCL	242,500	186,108
	SISB PCL	1,451,200	516,455
*	SKY ICT PCL, Class F	369,100	104,283
	SNC Former PCL	2,153,400	1,082,258
	Somboon Advance Technology PCL	2,628,725	1,271,157
	SPCG PCL	3,684,200	1,571,365
	Sri Trang Agro-Industry PCL	9,782,540	5,766,942
	Sri Trang Gloves Thailand PCL	5,160,400	2,285,100
	Sriracha Construction PCL	611,200	169,363
	Srisawad Corp. PCL	3,435,922	4,643,769
	Srisawad Finance PCL	803,800	616,880
	Srithai Superware PCL	8,065,200	276,070
	Srivichai Vejvivat PCL	3,082,500	929,523
	Star Petroleum Refining PCL	13,627,200	4,331,384
	Starflex PCL	597,200	55,161
	Starflex PCL	16,230	238
*	STARK Corp. PCL	14,401,800	1,690,187
	Stars Microelectronics Thailand PCL	5,429,000	675,491
*	STP & I PCL	10,493,533	1,060,471
	Supalai PCL	12,393,725	6,531,874
	Super Energy Corp. PCL	123,434,500	2,380,834
	Susco PCL	4,960,000	468,916

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	SVI PCL	3,325,000	$709,080
	Synnex Thailand PCL	1,660,160	847,895
	Syntec Construction PCL	8,081,900	344,705
	TAC Consumer PCL, Class F	2,624,600	470,588
	Taokaenoi Food & Marketing PCL, Class F	3,399,100	660,244
	Tata Steel Thailand PCL	20,812,400	576,709
	Thai Nakarin Hospital PCL	168,000	165,444
	Thai Oil PCL	4,910,700	6,837,092
	Thai Rayon PCL	8,100	10,562
*	Thai Reinsurance PCL	9,194,700	264,775
	Thai Rubber Latex Group PCL	1,400,200	85,967
	Thai Solar Energy PCL, Class F	4,447,790	256,162
	Thai Stanley Electric PCL, NVDR	7,500	34,535
	Thai Stanley Electric PCL, Class F	226,500	1,042,971
	Thai Union Group PCL, Class F	15,333,760	6,790,011
	Thai Vegetable Oil PCL	4,250,325	3,521,731
	Thai Wah PCL, Class F	4,081,100	620,868
	Thaicom PCL	5,582,600	1,334,607
	Thaifoods Group PCL, Class F	13,207,100	2,045,109
	Thaire Life Assurance PCL, Class F	4,643,900	557,621
	Thaivivat Insurance PCL	451,500	209,743
	Thanachart Capital PCL	2,167,400	2,222,748
	Thitikorn PCL	2,115,000	571,699
	Thonburi Healthcare Group PCL	1,311,100	2,306,268
	Thoresen Thai Agencies PCL	17,155,000	4,101,168
	Tipco Asphalt PCL, NVDR	1,259,700	547,547
	Tipco Asphalt PCL	4,581,900	1,991,589
	TIPCO Foods PCL	1,635,500	386,548
	Tisco Financial Group PCL, NVDR	90	216
	Tisco Financial Group PCL	1,033,800	2,485,501
	TKS Technologies PCL	2,134,900	550,979
	TMBThanachart Bank PCL	78,391,983	2,555,566
	TMT Steel PCL	2,927,800	644,259
	TOA Paint Thailand PCL	1,606,100	1,199,885
	Total Access Communication PCL	3,069,700	3,836,083
	Total Access Communication PCL, NVDR	525,100	649,064
	TPC Power Holding PCL, Class F	1,573,000	339,727
	TPI Polene PCL	61,992,210	2,660,899
	TPI Polene Power PCL	15,158,400	1,523,664
	TQM Corp. PCL	2,748,800	3,360,391
*	TRC Construction PCL	8,859,800	72,207
	Triple i Logistics PCL	1,005,900	363,447
*	Triton Holding PCL	5,331,300	27,518
	True Corp. PCL	71,771,748	9,242,002
*	TTCL PCL	3,006,878	392,095
	TTW PCL	7,020,600	1,983,544
*	U City PLC, Class F	42,111,064	1,315,613
	Union Auction PCL	1,795,900	392,746
*	Unique Engineering & Construction PCL	5,522,405	717,118
	United Paper PCL	2,493,800	1,144,939
*	United Power of Asia PCL, Class F	19,913,318	140,654
	Univanich Palm Oil PCL	4,913,500	1,007,795
	Univentures PCL	5,924,900	408,836
	Vanachai Group PCL	6,163,940	1,230,779
	VGI PCL	7,913,100	937,276
	Vibhavadi Medical Center PCL	2,329,100	154,387
	WHA Corp. PCL	26,583,700	2,166,561
	WHA Utilities & Power PCL	5,138,700	519,314
	WICE Logistics PCL	3,049,700	944,487

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Workpoint Entertainment PCL	2,432,980	$1,255,817
	YGGDRAZIL Group PCL	427,300	88,223
	Ziga Innovation PCL	3,087,600	440,367
TOTAL THAILAND			594,108,026
TURKEY — (0.4%)
	Afyon Cimento Sanayi TAS	607,536	123,104
	Agesa Hayat ve Emeklilik AS	98,867	112,468
#	Akbank TAS	7,706,709	3,730,872
	Akcansa Cimento AS	54,323	74,315
	Aksa Akrilik Kimya Sanayii AS	1,210,818	3,982,507
#	Aksa Enerji Uretim AS	1,613,544	2,720,989
#	Alarko Holding AS	622,104	1,357,703
#*	Albaraka Turk Katilim Bankasi AS	8,129,211	618,881
	Alkim Alkali Kimya AS	244,774	292,974
*	Anadolu Anonim Turk Sigorta Sirketi	1,517,132	521,358
	Anadolu Efes Biracilik Ve Malt Sanayii AS	102,907	211,456
	Anadolu Hayat Emeklilik AS	426,292	295,017
#	Arcelik AS	790,010	2,868,123
	Aselsan Elektronik Sanayi Ve Ticaret AS	1,353,140	1,678,437
	Aygaz AS	285,711	593,247
#	Bera Holding AS	1,753,491	1,443,754
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	141,346	34,635
	BIM Birlesik Magazalar AS	1,091,078	5,623,625
	Bizim Toptan Satis Magazalari AS	8,342	10,743
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	172,526	417,312
	Borusan Yatirim ve Pazarlama AS	2,670	59,479
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	161,874	338,687
*	Bursa Cimento Fabrikasi AS	1,148,817	163,851
	Cemtas Celik Makina Sanayi Ve Ticaret AS	183,194	295,495
	Cimsa Cimento Sanayi VE Ticaret AS	275,091	597,705
	Coca-Cola Icecek AS	339,109	2,751,449
	Deva Holding AS	174,912	330,197
#*	Dogan Sirketler Grubu Holding AS	4,545,573	988,159
	Dogus Otomotiv Servis ve Ticaret AS	143,377	679,133
#	EGE Endustri VE Ticaret AS	6,534	779,896
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	609,286	483,197
#Ω	Enerjisa Enerji AS	855,098	724,016
	Enka Insaat ve Sanayi AS	2,947,288	3,074,852
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	35,963	229,144
#	Eregli Demir ve Celik Fabrikalari TAS	1,608,201	2,491,136
*	Fenerbahce Futbol AS	236,837	666,179
#	Ford Otomotiv Sanayi AS	173,167	2,945,884
#*	Global Yatirim Holding AS	958,835	167,479
#*††	Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari	61,429	0
*	Goodyear Lastikleri TAS	406,821	238,983
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	913,519	453,747
*	GSD Holding AS	2,231,315	501,750
#*	Gubre Fabrikalari TAS	138,251	689,281
#*	Hektas Ticaret TAS	2,020,451	3,716,901
*	Ihlas Gayrimenkul Proje Gelistirme Ve Ticaret AS	1	0
#*	Ihlas Holding AS	1,908,997	60,801
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	610,163	599,695
#*	Is Finansal Kiralama AS	483,788	101,914
	Is Yatirim Menkul Degerler AS, Class A	988,478	1,160,750
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	583,082	276,321
#	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	4,894,375	2,931,602
#	Kartonsan Karton Sanayi ve Ticaret AS	87,726	372,109
*	Kerevitas Gida Sanayi ve Ticaret AS	197,574	81,882

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	KOC Holding AS	867,105	$1,792,297
*	Konya Cimento Sanayii AS	3,105	195,814
#	Kordsa Teknik Tekstil AS	314,383	850,376
#	Koza Altin Isletmeleri AS	95,465	863,037
#*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,086,569	1,725,602
	Logo Yazilim Sanayi Ve Ticaret AS	340,190	869,913
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	33,564	118,151
#*	Metro Ticari ve Mali Yatirimlar Holding AS	1,409,645	78,680
#*	Migros Ticaret AS	440,775	1,381,002
*Ω	MLP Saglik Hizmetleri AS	6,210	14,239
*	NET Holding AS	1,606,416	1,004,200
*	Netas Telekomunikasyon AS	130,602	134,002
	Nuh Cimento Sanayi AS	267,266	873,234
#	Otokar Otomotiv Ve Savunma Sanayi AS	37,931	1,015,439
*	Oyak Cimento Fabrikalari AS	148,965	105,144
#*	Pegasus Hava Tasimaciligi AS	113,658	1,063,627
#*	Petkim Petrokimya Holding AS	4,872,598	2,427,307
	Polisan Holding AS	268,901	84,344
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,527,801	1,187,354
#*	Sasa Polyester Sanayi AS	705,410	1,758,659
#*	Sekerbank Turk AS	2,878,049	275,615
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	665,021	631,813
	Tat Gida Sanayi AS	239,350	245,782
#*	TAV Havalimanlari Holding AS	829,807	2,607,368
#	Tekfen Holding AS	740,457	1,054,582
	Tofas Turk Otomobil Fabrikasi AS	603,478	2,491,701
*	Turcas Petrol AS	450,747	201,776
#*	Turk Hava Yollari AO	2,612,248	7,348,043
#	Turk Telekomunikasyon AS	2,341,298	1,186,631
#	Turk Traktor ve Ziraat Makineleri AS	38,668	514,369
#	Turkcell Iletisim Hizmetleri AS	4,561,049	4,333,685
	Turkcell Iletisim Hizmetleri AS, ADR	7,496	17,915
#*	Turkiye Halk Bankasi AS	1,617,197	440,517
#	Turkiye Is Bankasi AS, Class C	9,373,425	2,747,405
*	Turkiye Petrol Rafinerileri AS	147,301	2,206,466
#*	Turkiye Sinai Kalkinma Bankasi AS	11,874,122	1,754,016
#	Turkiye Sise ve Cam Fabrikalari AS	3,080,067	3,763,753
#*	Turkiye Vakiflar Bankasi TAO, Class D	1,980,019	432,422
#*	Ulker Biskuvi Sanayi AS	561,337	462,482
#	Vestel Elektronik Sanayi ve Ticaret AS	626,462	843,030
#	Yapi ve Kredi Bankasi AS	6,653,329	1,770,930
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	837,976	690,319
*	Zorlu Enerji Elektrik Uretim AS	2,004,113	233,269
TOTAL TURKEY			109,459,504
UNITED ARAB EMIRATES — (0.9%)
	Abu Dhabi Commercial Bank PJSC	5,794,453	14,402,463
	Abu Dhabi Islamic Bank PJSC	7,360,720	18,241,526
	Abu Dhabi National Hotels	36,334	38,086
	Abu Dhabi National Insurance Co. PSC	124,046	208,061
	Abu Dhabi National Oil Co. for Distribution PJSC	6,291,035	7,335,901
	Abu Dhabi Ship Building Co. PJSC	382,551	377,687
	Agthia Group PJSC	1,737,908	2,527,745
	Air Arabia PJSC	9,396,532	5,637,167
*	Ajman Bank PJSC	2,920,794	603,625
	Aldar Properties PJSC	13,878,987	18,541,161
	Amanat Holdings PJSC	4,488,980	1,135,940
*	Amlak Finance PJSC	7,345,528	975,889
*	Apex Investment Co. PSC	1,057,793	1,429,568

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*††	Arabtec Holding PJSC	1,809,860	$0
	Aramex PJSC	4,833,611	4,983,154
*	Arkan Building Materials Co.	1,724,199	559,649
	Dana Gas PJSC	27,863,008	7,594,469
*	Deyaar Development PJSC	11,234,777	1,533,443
	Dubai Financial Market PJSC	10,665,324	4,987,783
	Dubai Investments PJSC	9,724,710	6,122,607
	Dubai Islamic Bank PJSC	8,332,681	13,353,165
*	Emaar Development PJSC	7,058,401	8,534,483
	Emaar Properties PJSC	18,270,628	27,418,591
	Emirates Driving Co.	1,962	10,672
	Emirates Integrated Telecommunications Co. PJSC	536,689	895,281
	Emirates NBD Bank PJSC	1,045,717	3,935,661
	Emirates Telecommunications Group Co. PJSC	3,721,857	28,246,769
*	Eshraq Investments PJSC	11,816,153	1,072,397
	First Abu Dhabi Bank PJSC	6,733,783	35,638,518
*	Gulf Navigation Holding PJSC	388,585	31,579
*	Gulf Pharmaceutical Industries PSC	650,307	242,852
*	International Holding Co. PJSC	16,916	1,362,049
	Islamic Arab Insurance Co.	3,231,663	501,412
*	Manazel PJSC	13,595,589	1,438,069
	National Central Cooling Co. PJSC	741,177	563,825
*	Palms Sports PrJSC	5,505	15,775
*	RAK Properties PJSC	9,689,646	1,831,665
	Ras Al Khaimah Ceramics	2,125,968	1,656,564
*	SHUAA Capital PSC	7,253,357	987,891
*	Union Properties PJSC	16,951,111	1,143,414
TOTAL UNITED ARAB EMIRATES			226,116,556
UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	34,924	192,044
UNITED STATES — (0.0%)
	Sempra Energy	40,852	6,691,287
TOTAL COMMON STOCKS			24,312,209,890
PREFERRED STOCKS — (1.2%)
BRAZIL — (1.1%)
	Alpargatas SASeries D	411,586	1,749,246
	Banco ABC Brasil SA	624,530	2,079,715
Ω	Banco BMG SASeries B	684,000	326,526
	Banco Bradesco SA	4,840,317	16,305,585
	Banco do Estado do Rio Grande do Sul SA Class B	1,623,428	3,140,742
	Banco Pan SA	1,417,490	1,819,086
	Braskem SA Class A	64,082	454,411
	Centrais Eletricas Brasileiras SA Class B	630,303	5,765,687
	Centrais Eletricas Santa CatarinaSeries A	66,063	683,089
	Cia de Saneamento do ParanaSeries A	5,415,406	3,924,890
	Cia de Transmissao de Energia Eletrica Paulista	759,495	3,345,295
	Cia Energetica de Minas Gerais	4,215,319	9,157,184
	Cia Energetica do Ceara Class A	85,030	768,772
	Cia Ferro Ligas da Bahia - FERBASA	393,782	3,618,097
	Cia Paranaense de Energia	5,225,310	7,059,183
	Eucatex SA Industria e Comercio	242,659	386,915
	Gerdau SA	2,290,526	10,828,215
	Itau Unibanco Holding SA	8,752,363	39,954,932
	Marcopolo SA	3,615,445	1,725,933
	Petroleo Brasileiro SA	22,001,222	145,212,062

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Randon SA Implementos e Participacoes	1,650,226	$3,205,344
	Schulz SA	771,160	648,334
	Taurus Armas SA	409,525	1,478,504
	Track & Field Co. SA	168,200	322,805
	Unipar Carbocloro SA Class B	550,136	8,856,881
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	4,787,167	7,966,121
TOTAL BRAZIL			280,783,554
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	329,325	358,526
	Embotelladora Andina SA Class B	1,123,248	2,038,076
TOTAL CHILE			2,396,602
COLOMBIA — (0.1%)
	Banco Davivienda SA	393,104	2,807,755
	Bancolombia SA	245,604	1,811,523
	Grupo Argos SA	93,838	168,545
	Grupo Aval Acciones y Valores SA	10,468,688	1,807,051
	Grupo de Inversiones Suramericana SA	229,559	824,635
TOTAL COLOMBIA			7,419,509
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	1,187,747	905,906
SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	3,931	211,391
TAIWAN — (0.0%)
	China Development Financial Holding Corp.	2,798,580	792,863
THAILAND — (0.0%)
*	U City PLC	28,578,717	652,163
TOTAL PREFERRED STOCKS			293,161,988
RIGHTS/WARRANTS — (0.0%)
CHINA — (0.0%)
*	Zhong An Group Ltd. Rights 12/31/22	77,430	0
MALAYSIA — (0.0%)
#*	Yinson Holdings Bhd	1,004,862	99,346
SOUTH KOREA — (0.0%)
*	HSD Engine Co. Ltd.	23,060	31,774
*	NOVAREX Co. Ltd.	1,597	6,515
TOTAL SOUTH KOREA			38,289
TAIWAN — (0.0%)
*	Acon Holding, Inc.	229,955	5,760
*	CCP Contact Probes Co. Ltd.	7,671	6,226
*	GlycoNex, Inc.	7,828	1,673
*	GMI Technology, Inc.	126,566	5,918
*	Hiwin Technologies Corp.	35,029	64,931
*	Jinan Acetate Chemical Co. Ltd.	211	46
*	OFCO Industrial Corp.	4,697	243
*	RichWave Technology Corp.	4,804	5,856
*	Unitech Printed Circuit Board Corp.	248,679	24,917

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

TAIWAN — (Continued)
*	Waffer Technology Corp.	41,852	$12,930
*	Walsin Lihwa Corp.	626,577	18,834
*	YFC-Boneagle Electric Co. Ltd.	31,455	10,979
*	Yulon Finance Corp.	124,380	118,394
TOTAL TAIWAN			276,707
THAILAND — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	2,914,750	253,388
*	Alpha Divisions PCL Right	154,790	1,093
*	Aqua W3 Warrants 03/11/2023	2,317,300	2,518
*	Ekachai Medical Care PCL Warrants 11/14/24	21,725	939
*	EP W4 Warrants 04/27/2023	599,876	5,052
*	Interlink Telecom PCL	1,056,480	3,157
*	MBK PCL	283,859	96,393
*	Tritn W5 Warrants 03/15/2023	279,760	380
*	United Power of Asia PCL Warrants 12/14/2021	1,354,800	0
*	Vibhavadi Medical Center PCL	194,092	0
TOTAL THAILAND			362,920
TOTAL RIGHTS/WARRANTS			777,262
TOTAL INVESTMENT SECURITIES (Cost $20,491,863,405)			24,606,149,140

			Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§	The DFA Short Term Investment Fund	26,444,406	305,882,439
TOTAL INVESTMENTS — (100.0%)
(Cost $20,797,743,544)^^			$24,912,031,579
As of July 31, 2022, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,161	09/16/22	$229,982,260	$239,949,675	$9,967,415
Total Futures Contracts			$229,982,260	$239,949,675	$9,967,415
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,002,065,359	$2,711,286	—	$1,004,776,645
Chile	33,955,953	86,677,744	—	120,633,697
China	680,218,766	6,270,532,365	$14,994,824	6,965,745,955
Colombia	30,306,605	551,546	—	30,858,151
Czech Republic	—	33,229,156	—	33,229,156
Egypt	167,989	8,451,817	—	8,619,806
Greece	263,654	61,735,395	144,280	62,143,329
Hong Kong	—	4,849,637	42,496	4,892,133
Hungary	—	33,408,912	—	33,408,912

Emerging Markets Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
India	$167,920,535	$3,728,213,275	$14,567	$3,896,148,377
Indonesia	15,713,444	500,739,735	790,172	517,243,351
Malaysia	—	402,663,562	174,094	402,837,656
Mexico	572,962,423	3,021,508	22,095	576,006,026
Peru	20,595,385	—	446	20,595,831
Philippines	4,381,897	193,170,512	725	197,553,134
Poland	—	179,909,325	—	179,909,325
Qatar	—	168,904,320	—	168,904,320
Saudi Arabia	1,188,722	921,611,758	—	922,800,480
South Africa	89,610,875	873,408,568	—	963,019,443
South Korea	53,077,074	3,012,799,976	1,982,052	3,067,859,102
Taiwan	332,311,304	3,865,573,855	572,485	4,198,457,644
Thailand	577,705,244	16,402,782	—	594,108,026
Turkey	17,915	109,441,589	—	109,459,504
United Arab Emirates	—	226,116,556	—	226,116,556
United Kingdom	—	192,044	—	192,044
United States	—	6,691,287	—	6,691,287
Preferred Stocks
Brazil	280,457,028	326,526	—	280,783,554
Chile	—	2,396,602	—	2,396,602
Colombia	7,419,509	—	—	7,419,509
Philippines	—	905,906	—	905,906
South Korea	—	211,391	—	211,391
Taiwan	—	792,863	—	792,863
Thailand	652,163	—	—	652,163
Rights/Warrants
Malaysia	—	99,346	—	99,346
South Korea	—	38,289	—	38,289
Taiwan	—	276,707	—	276,707
Thailand	—	362,920	—	362,920
Securities Lending Collateral	—	305,882,439	—	305,882,439
Futures Contracts**	9,967,415	—	—	9,967,415
TOTAL	$3,880,959,259	$21,022,301,499	$18,738,236^	$24,921,998,994
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.4%)
COMMUNICATION SERVICES — (8.7%)
	Activision Blizzard, Inc.	33,967	$2,715,662
*	Alphabet, Inc., Class A	274,600	31,941,472
*	Alphabet, Inc., Class C	262,700	30,641,328
	AT&T, Inc.	327,534	6,151,088
	Cable One, Inc.	641	882,452
*	Charter Communications, Inc., Class A	7,048	3,045,441
	Comcast Corp., Class A	204,064	7,656,481
#*	DISH Network Corp., Class A	30,038	521,760
	Electronic Arts, Inc.	9,064	1,189,469
*	Endeavor Group Holdings, Inc., Class A	7,973	181,705
*	Facebook, Inc., Class A	126,243	20,085,261
	Fox Corp., Class A	29,825	987,506
	Fox Corp., Class B	22,186	685,547
	Interpublic Group of Cos., Inc.	51,677	1,543,592
*	Liberty Broadband Corp., Class A	2,108	227,516
*	Liberty Broadband Corp., Class C	9,728	1,059,671
*	Liberty Media Corp.-Liberty Formula One, Class A	1,915	118,711
#*	Liberty Media Corp.-Liberty Formula One, Class C	14,506	983,072
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	336,453
*	Liberty Media Corp.-Liberty SiriusXM, Class C	17,636	702,265
*	Live Nation Entertainment, Inc.	8,634	811,510
#	Lumen Technologies, Inc.	142,471	1,551,509
*	Match Group, Inc.	10,585	775,986
*	Netflix, Inc.	16,465	3,702,978
	News Corp., Class A	30,333	519,908
	News Corp., Class B	17,470	301,882
	Omnicom Group, Inc.	25,659	1,792,025
#	Paramount Global, Class A	868	23,471
	Paramount Global, Class B	44,917	1,062,287
*	Pinterest, Inc., Class A	18,927	368,698
#*	ROBLOX Corp., Class A	4,914	210,958
#*	Roku, Inc.	3,149	206,322
#	Sirius XM Holdings, Inc.	57,726	385,610
*	Snap, Inc., Class A	24,862	245,637
*	Spotify Technology SA	6,264	707,957
*	Take-Two Interactive Software, Inc.	10,912	1,448,350
*	T-Mobile U.S., Inc.	29,414	4,207,967
*	Twitter, Inc.	37,663	1,567,157
	Verizon Communications, Inc.	262,224	12,112,127
*	Walt Disney Co.	66,764	7,083,660
*	Warner Bros Discovery, Inc.	128,399	1,925,985
	Warner Music Group Corp., Class A	2,458	73,740
TOTAL COMMUNICATION SERVICES			152,742,176
CONSUMER DISCRETIONARY — (10.9%)
	Advance Auto Parts, Inc.	6,492	1,256,981
*	Amazon.com, Inc.	340,423	45,940,084
*	Aptiv PLC	18,286	1,918,019
	Aramark	17,018	568,401
*	AutoZone, Inc.	695	1,485,486
	Bath & Body Works, Inc.	10,378	368,834
	Best Buy Co., Inc.	21,374	1,645,584
*	Booking Holdings, Inc.	1,861	3,602,319

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	BorgWarner, Inc.	24,939	$959,154
*	Burlington Stores, Inc.	4,940	697,182
*	Caesars Entertainment, Inc.	15,188	693,940
*	CarMax, Inc.	14,916	1,484,739
#*	Carnival Corp.	66,617	603,550
#*	Carvana Co.	1,784	52,004
#*	Chewy, Inc., Class A	2,699	104,748
*	Chipotle Mexican Grill, Inc.	1,180	1,845,780
	Churchill Downs, Inc.	892	187,142
	Darden Restaurants, Inc.	9,900	1,232,451
	Dollar General Corp.	10,551	2,621,185
*	Dollar Tree, Inc.	27,935	4,619,332
	Domino's Pizza, Inc.	1,361	533,662
	DR Horton, Inc.	36,935	2,882,038
	eBay, Inc.	43,364	2,108,791
*	Etsy, Inc.	4,630	480,224
*	Expedia Group, Inc.	4,817	510,843
*	Five Below, Inc.	664	84,374
#*	Floor & Decor Holdings, Inc., Class A	2,654	213,833
	Ford Motor Co.	145,104	2,131,578
	Garmin Ltd.	14,209	1,387,083
*	General Motors Co.	60,444	2,191,699
	Genuine Parts Co.	10,106	1,544,904
	Hasbro, Inc.	13,563	1,067,679
	Hilton Worldwide Holdings, Inc.	10,544	1,350,370
	Home Depot, Inc.	38,363	11,544,961
*	Hyatt Hotels Corp., Class A	2,873	237,741
*	Las Vegas Sands Corp.	19,067	718,635
	Lear Corp.	5,632	851,220
	Lennar Corp., Class A	22,658	1,925,930
	Lennar Corp., Class B	1,823	123,745
#	Levi Strauss & Co., Class A	5,125	96,965
	Lithia Motors, Inc.	3,716	985,780
	LKQ Corp.	27,916	1,530,913
	Lowe's Cos., Inc.	22,808	4,368,416
*	Lululemon Athletica, Inc.	5,064	1,572,423
	Marriott International, Inc., Class A	13,157	2,089,595
*	Mattel, Inc.	38,722	898,350
	McDonald's Corp.	27,606	7,270,592
	MGM Resorts International	18,488	605,112
*	Mohawk Industries, Inc.	6,810	874,949
	Newell Brands, Inc.	43,782	884,834
	NIKE, Inc., Class B	52,629	6,048,125
*	NVR, Inc.	287	1,260,820
*	O'Reilly Automotive, Inc.	2,346	1,650,622
#	Penske Automotive Group, Inc.	10,200	1,167,798
	Pool Corp.	2,189	783,005
	PulteGroup, Inc.	31,872	1,390,257
	Ralph Lauren Corp.	3,600	355,068
	Ross Stores, Inc.	29,770	2,419,110
#*	Royal Caribbean Cruises Ltd.	19,439	752,484
	Service Corp. International	20,541	1,529,483
	Starbucks Corp.	40,929	3,469,961
	Tapestry, Inc.	38,204	1,284,800
	Target Corp.	27,511	4,494,747
*	Tesla, Inc.	31,107	27,730,335
	TJX Cos., Inc.	58,890	3,601,712
	Tractor Supply Co.	7,343	1,406,038
*	Ulta Beauty, Inc.	3,201	1,244,901

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Vail Resorts, Inc.	3,555	$842,997
	VF Corp.	23,862	1,066,154
	Whirlpool Corp.	8,555	1,478,903
#	Williams-Sonoma, Inc.	9,462	1,366,502
#*	Wynn Resorts Ltd.	809	51,355
	Yum! Brands, Inc.	10,177	1,247,090
TOTAL CONSUMER DISCRETIONARY			191,596,421
CONSUMER STAPLES — (6.9%)
	Albertsons Cos., Inc., Class A	4,700	126,195
	Altria Group, Inc.	64,613	2,833,926
	Archer-Daniels-Midland Co.	20,804	1,721,947
*	BJ's Wholesale Club Holdings, Inc.	10,140	686,478
	Brown-Forman Corp., Class A	3,116	225,598
	Brown-Forman Corp., Class B	13,915	1,032,771
	Bunge Ltd.	13,483	1,244,885
	Campbell Soup Co.	37,650	1,858,028
	Church & Dwight Co., Inc.	18,258	1,606,156
	Clorox Co.	6,475	918,414
	Coca-Cola Co.	197,203	12,654,517
	Colgate-Palmolive Co.	37,158	2,925,821
	Conagra Brands, Inc.	35,930	1,229,165
	Constellation Brands, Inc., Class A	6,081	1,497,811
	Costco Wholesale Corp.	19,258	10,424,355
*	Darling Ingredients, Inc.	18,063	1,251,405
	Estee Lauder Cos., Inc., Class A	9,330	2,548,023
	General Mills, Inc.	31,966	2,390,737
	Hershey Co.	6,929	1,579,535
	Hormel Foods Corp.	36,869	1,819,116
	J M Smucker Co.	8,290	1,096,933
	Kellogg Co.	28,215	2,085,653
	Keurig Dr Pepper, Inc.	23,660	916,588
	Kimberly-Clark Corp.	14,860	1,958,399
	Kraft Heinz Co.	24,761	911,948
	Kroger Co.	91,614	4,254,554
	Lamb Weston Holdings, Inc.	10,663	849,415
	McCormick & Co., Inc.	15,527	1,356,283
	McCormick & Co., Inc.	612	53,581
	Molson Coors Beverage Co., Class B	14,862	888,005
	Mondelez International, Inc., Class A	52,243	3,345,642
*	Monster Beverage Corp.	14,708	1,465,211
	PepsiCo, Inc.	68,049	11,905,853
	Philip Morris International, Inc.	57,547	5,590,691
	Procter & Gamble Co.	124,570	17,304,019
	Sysco Corp.	24,181	2,052,967
	Tyson Foods, Inc., Class A	25,906	2,279,987
*	U.S. Foods Holding Corp.	7,901	248,882
	Walgreens Boots Alliance, Inc.	33,725	1,336,185
	Walmart, Inc.	81,268	10,731,439
TOTAL CONSUMER STAPLES			121,207,118
ENERGY — (5.7%)
*	Antero Resources Corp.	26,009	1,030,997
	APA Corp.	12,986	482,690
	Baker Hughes Co.	57,316	1,472,448
	Cabot Oil & Gas Corp.	61,116	1,869,538
	Cheniere Energy, Inc.	9,593	1,434,921
#	Chesapeake Energy Corp.	9,807	923,525

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Chevron Corp.	83,248	$13,634,357
	ConocoPhillips	81,906	7,980,102
	Continental Resources, Inc.	16,493	1,136,203
	Devon Energy Corp.	73,463	4,617,150
	Diamondback Energy, Inc.	13,036	1,668,869
*	DTE Midstream LLC	4,215	231,951
	EOG Resources, Inc.	33,415	3,716,416
	EQT Corp.	31,137	1,370,962
	Exxon Mobil Corp.	180,754	17,520,485
	Halliburton Co.	80,149	2,348,366
	Hess Corp.	34,057	3,830,391
	Kinder Morgan, Inc.	75,447	1,357,292
	Marathon Oil Corp.	62,489	1,549,727
	Marathon Petroleum Corp.	46,109	4,226,351
#	New Fortress Energy, Inc.	8,686	425,353
	Occidental Petroleum Corp.	117,269	7,710,437
	ONEOK, Inc.	41,696	2,490,919
	Ovintiv, Inc.	24,534	1,253,442
	Phillips 66	17,787	1,583,043
	Pioneer Natural Resources Co.	8,585	2,034,216
*	Range Resources Corp.	13,045	431,398
	Schlumberger NV	65,391	2,421,429
*	Southwestern Energy Co.	52,520	370,791
	Targa Resources Corp.	12,452	860,558
	Texas Pacific Land Corp.	519	951,768
	Valero Energy Corp.	30,268	3,352,786
	Williams Cos., Inc.	104,801	3,572,666
TOTAL ENERGY			99,861,547
FINANCIALS — (11.7%)
	Aflac, Inc.	22,624	1,296,355
*	Alleghany Corp.	1,279	1,071,137
	Allstate Corp.	24,125	2,821,901
	Ally Financial, Inc.	38,862	1,285,166
	American Express Co.	37,281	5,742,020
	American Financial Group, Inc.	10,631	1,421,152
	American International Group, Inc.	30,735	1,591,151
	Ameriprise Financial, Inc.	10,067	2,717,285
	Aon PLC, Class A	10,564	3,074,547
	Apollo Global Management, Inc.	30,109	1,719,224
*	Arch Capital Group Ltd.	26,543	1,178,509
	Ares Management Corp., Class A	7,408	530,783
	Arthur J Gallagher & Co.	14,843	2,656,749
	Assurant, Inc.	4,759	836,537
	Bank of America Corp.	264,974	8,958,771
	Bank of New York Mellon Corp.	35,222	1,530,748
*	Berkshire Hathaway, Inc., Class B	65,477	19,682,386
	BlackRock, Inc.	6,888	4,609,312
	Blackstone, Inc.	25,683	2,621,464
	Brown & Brown, Inc.	20,872	1,358,767
	Capital One Financial Corp.	19,913	2,187,045
	Cboe Global Markets, Inc.	10,262	1,266,126
	Charles Schwab Corp.	54,310	3,750,106
	Chubb Ltd.	14,970	2,823,941
	Cincinnati Financial Corp.	11,930	1,161,266
	Citigroup, Inc.	72,014	3,737,527
	Citizens Financial Group, Inc.	33,028	1,254,073
	CME Group, Inc.	12,698	2,532,997
	CNA Financial Corp.	6,080	257,914

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Coinbase Global, Inc., Class A	5,896	$371,212
	Comerica, Inc.	13,659	1,062,260
	Commerce Bancshares, Inc.	12,840	892,252
	Cullen/Frost Bankers, Inc.	1,341	174,866
	Discover Financial Services	32,014	3,233,414
	East West Bancorp, Inc.	14,008	1,005,494
	Equitable Holdings, Inc.	52,296	1,486,775
	Erie Indemnity Co., Class A	4,104	834,589
	Everest Re Group Ltd.	2,916	762,097
	FactSet Research Systems, Inc.	2,052	881,703
	Fidelity National Financial, Inc.	37,017	1,479,199
	Fifth Third Bancorp	51,215	1,747,456
	First Citizens BancShares, Inc., Class A	862	652,258
	First Horizon Corp.	52,153	1,166,141
	First Republic Bank	13,256	2,156,884
	Franklin Resources, Inc.	33,869	929,704
	Globe Life, Inc.	10,354	1,042,958
	Goldman Sachs Group, Inc.	13,788	4,596,781
	Hartford Financial Services Group, Inc.	30,658	1,976,521
	Huntington Bancshares, Inc.	90,043	1,196,671
	Interactive Brokers Group, Inc., Class A	3,749	220,029
	Intercontinental Exchange, Inc.	19,723	2,011,549
	Invesco Ltd.	35,261	625,530
	JPMorgan Chase & Co.	130,176	15,017,103
	KeyCorp	75,257	1,377,203
	KKR & Co., Inc.	24,510	1,359,325
	Lincoln National Corp.	18,047	926,533
	Loews Corp.	18,507	1,078,033
	LPL Financial Holdings, Inc.	5,729	1,202,632
	M&T Bank Corp.	9,905	1,757,642
*	Markel Corp.	959	1,243,957
	MarketAxess Holdings, Inc.	3,059	828,316
	Marsh & McLennan Cos., Inc.	23,598	3,869,128
	MetLife, Inc.	25,776	1,630,332
	Moody's Corp.	7,881	2,445,080
	Morgan Stanley	61,750	5,205,525
	Morningstar, Inc.	4,163	1,063,022
	MSCI, Inc.	3,083	1,483,971
	Nasdaq, Inc.	15,199	2,749,499
	Northern Trust Corp.	15,729	1,569,440
	PNC Financial Services Group, Inc.	14,612	2,424,715
	Principal Financial Group, Inc.	17,855	1,195,214
	Progressive Corp.	21,467	2,469,993
	Prudential Financial, Inc.	17,093	1,709,129
	Raymond James Financial, Inc.	19,609	1,930,898
	Regions Financial Corp.	74,541	1,578,778
	Reinsurance Group of America, Inc.	3,700	428,386
#	Rocket Cos., Inc., Class A	9,767	92,982
	S&P Global, Inc.	12,009	4,526,552
	SEI Investments Co.	18,771	1,039,163
	Signature Bank	3,804	705,908
	State Street Corp.	26,967	1,915,736
*	SVB Financial Group	5,512	2,224,368
	Synchrony Financial	60,987	2,041,845
	T Rowe Price Group, Inc.	18,082	2,232,585
	Tradeweb Markets, Inc., Class A	6,784	478,408
	Travelers Cos., Inc.	13,042	2,069,765
	Truist Financial Corp.	47,039	2,374,058
	U.S. Bancorp	54,769	2,585,097

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Webster Financial Corp.	17,500	$812,875
	Wells Fargo & Co.	146,284	6,417,479
	Western Alliance Bancorp	10,384	793,130
	Willis Towers Watson PLC	8,655	1,791,066
	WR Berkley Corp.	22,549	1,409,989
	Zions Bancorp NA	13,990	763,155
TOTAL FINANCIALS			206,999,317
HEALTH CARE — (13.7%)
	Abbott Laboratories	64,829	7,055,988
	AbbVie, Inc.	83,873	12,036,614
*	ABIOMED, Inc.	2,233	654,291
	Agilent Technologies, Inc.	11,573	1,551,939
#*	agilon health, Inc.	11,008	275,530
*	Align Technology, Inc.	3,277	920,739
*	Alnylam Pharmaceuticals, Inc.	2,986	424,131
	AmerisourceBergen Corp.	9,942	1,450,836
	Amgen, Inc.	25,355	6,274,602
	Anthem, Inc.	10,663	5,087,317
*	Avantor, Inc.	34,936	1,013,843
	Baxter International, Inc.	33,155	1,944,872
	Becton Dickinson & Co.	10,071	2,460,446
*	Biogen, Inc.	11,131	2,393,833
*	BioMarin Pharmaceutical, Inc.	11,388	979,937
*	Bio-Rad Laboratories, Inc., Class A	1,921	1,082,023
	Bio-Techne Corp.	1,725	664,608
*	Boston Scientific Corp.	51,954	2,132,712
	Bristol-Myers Squibb Co.	143,248	10,568,838
	Bruker Corp.	12,897	884,089
	Cardinal Health, Inc.	10,174	605,963
*	Catalent, Inc.	15,212	1,720,477
*	Centene Corp.	22,717	2,112,000
*	Charles River Laboratories International, Inc.	3,248	813,754
	Cigna Corp.	11,209	3,086,510
	Cooper Cos., Inc.	3,819	1,248,813
	CVS Health Corp.	46,328	4,432,663
	Danaher Corp.	25,494	7,430,736
*	DaVita, Inc.	11,225	944,696
	DENTSPLY SIRONA, Inc.	16,929	612,153
*	DexCom, Inc.	9,544	783,372
*	Edwards Lifesciences Corp.	19,376	1,948,063
*	Elanco Animal Health, Inc.	41,159	833,881
	Eli Lilly & Co.	40,436	13,331,345
#*	Exact Sciences Corp.	11,085	499,934
	Gilead Sciences, Inc.	75,102	4,487,345
	HCA Healthcare, Inc.	8,770	1,862,923
*	Henry Schein, Inc.	13,610	1,072,876
*	Hologic, Inc.	27,263	1,946,033
*	Horizon Therapeutics PLC	16,733	1,388,337
	Humana, Inc.	5,082	2,449,524
*	IDEXX Laboratories, Inc.	3,987	1,591,531
*	Illumina, Inc.	5,052	1,094,667
*	Incyte Corp.	15,787	1,226,334
*	Insulet Corp.	2,033	503,777
*	Intuitive Surgical, Inc.	11,020	2,536,473
*	IQVIA Holdings, Inc.	8,929	2,145,371
*	Jazz Pharmaceuticals PLC	7,205	1,124,412
	Johnson & Johnson	117,383	20,485,681
	Laboratory Corp. of America Holdings	8,684	2,276,858

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	McKesson Corp.	6,418	$2,192,260
	Medtronic PLC	46,943	4,343,166
	Merck & Co., Inc.	125,339	11,197,786
*	Mettler-Toledo International, Inc.	1,123	1,515,747
*	Moderna, Inc.	17,724	2,908,331
*	Molina Healthcare, Inc.	4,190	1,373,147
*	Neurocrine Biosciences, Inc.	4,723	444,576
	Organon & Co.	14,469	458,957
	PerkinElmer, Inc.	6,423	983,811
	Pfizer, Inc.	260,747	13,170,331
	Quest Diagnostics, Inc.	13,222	1,805,729
*	Regeneron Pharmaceuticals, Inc.	6,258	3,640,216
*	Repligen Corp.	3,917	835,731
	ResMed, Inc.	6,049	1,454,906
	Royalty Pharma PLC, Class A	19,043	828,180
*	Seagen, Inc.	6,515	1,172,570
	STERIS PLC	7,072	1,595,797
	Stryker Corp.	10,433	2,240,487
*	Syneos Health, Inc.	7,700	609,378
	Teleflex, Inc.	3,423	823,095
	Thermo Fisher Scientific, Inc.	15,127	9,052,148
*	United Therapeutics Corp.	3,200	739,424
	UnitedHealth Group, Inc.	34,736	18,838,722
	Universal Health Services, Inc., Class B	8,326	936,425
*	Veeva Systems, Inc., Class A	4,424	989,118
*	Vertex Pharmaceuticals, Inc.	11,724	3,287,527
	Viatris, Inc.	89,536	867,604
*	Waters Corp.	3,071	1,117,936
	West Pharmaceutical Services, Inc.	3,462	1,189,405
	Zimmer Biomet Holdings, Inc.	13,696	1,511,901
	Zoetis, Inc.	21,325	3,892,879
TOTAL HEALTH CARE			242,470,980
INDUSTRIALS — (10.1%)
	3M Co.	29,700	4,254,228
	Advanced Drainage Systems, Inc.	9,200	1,091,120
	AECOM	12,417	894,024
	AGCO Corp.	9,734	1,060,227
	Allegion PLC	8,851	935,551
	AMERCO	2,400	1,288,992
#*	American Airlines Group, Inc.	35,712	489,612
	AMETEK, Inc.	21,370	2,639,195
	AO Smith Corp.	15,040	951,581
*	Avis Budget Group, Inc.	2,055	374,072
*	Boeing Co.	20,058	3,195,440
	Booz Allen Hamilton Holding Corp., Class A	8,445	810,551
*	Builders FirstSource, Inc.	28,800	1,958,400
	Carlisle Cos., Inc.	3,294	975,353
	Carrier Global Corp.	74,060	3,001,652
	Caterpillar, Inc.	27,838	5,518,883
	CH Robinson Worldwide, Inc.	11,427	1,264,969
	Cintas Corp.	4,004	1,703,662
#*	Clarivate PLC	27,359	396,432
*	Copart, Inc.	14,879	1,906,000
*	CoStar Group, Inc.	21,040	1,527,294
	CSX Corp.	119,407	3,860,428
	Cummins, Inc.	12,538	2,774,785
	Deere & Co.	15,154	5,200,550
*	Delta Air Lines, Inc.	51,842	1,648,576

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Dover Corp.	11,606	$1,551,490
	Eaton Corp. PLC	17,728	2,630,658
	Emerson Electric Co.	33,757	3,040,493
	Equifax, Inc.	8,946	1,868,909
	Expeditors International of Washington, Inc.	14,061	1,493,981
	Fastenal Co.	33,132	1,701,659
	FedEx Corp.	13,476	3,141,121
	Fortive Corp.	26,250	1,691,812
	Fortune Brands Home & Security, Inc.	15,426	1,074,884
*	Generac Holdings, Inc.	3,793	1,017,662
	General Dynamics Corp.	10,488	2,377,315
	General Electric Co.	38,886	2,874,064
	Graco, Inc.	15,037	1,009,885
	HEICO Corp.	3,099	488,743
	HEICO Corp., Class A	4,305	549,662
	Honeywell International, Inc.	30,366	5,844,240
	Howmet Aerospace, Inc.	38,288	1,421,633
	Hubbell, Inc.	6,431	1,408,518
	Huntington Ingalls Industries, Inc.	3,466	751,567
	IDEX Corp.	5,108	1,066,295
	Illinois Tool Works, Inc.	14,782	3,071,108
	Ingersoll Rand, Inc.	30,695	1,528,611
	Jacobs Engineering Group, Inc.	10,097	1,386,318
	JB Hunt Transport Services, Inc.	9,109	1,669,406
	Johnson Controls International PLC	34,075	1,836,983
	Knight-Swift Transportation Holdings, Inc.	20,768	1,141,202
	L3Harris Technologies, Inc.	7,096	1,702,827
	Leidos Holdings, Inc.	12,144	1,299,408
	Lennox International, Inc.	1,509	361,451
	Lockheed Martin Corp.	11,326	4,686,812
	Masco Corp.	10,053	556,735
*	Middleby Corp.	4,596	664,995
	Nordson Corp.	3,832	885,154
	Norfolk Southern Corp.	12,468	3,131,588
	Northrop Grumman Corp.	5,468	2,618,625
	Old Dominion Freight Line, Inc.	7,859	2,385,285
	Otis Worldwide Corp.	16,069	1,256,114
	Owens Corning	12,012	1,113,993
	PACCAR, Inc.	24,567	2,248,372
	Parker-Hannifin Corp.	11,937	3,450,867
	Pentair PLC	21,752	1,063,455
#*	Plug Power, Inc.	41,378	883,006
	Quanta Services, Inc.	12,289	1,704,853
	Raytheon Technologies Corp.	54,306	5,061,862
	Regal Rexnord Corp.	5,531	742,813
	Republic Services, Inc.	11,003	1,525,676
	Robert Half International, Inc.	12,228	967,724
	Rockwell Automation, Inc.	5,547	1,416,038
	Rollins, Inc.	15,673	604,508
	Sensata Technologies Holding PLC	13,780	612,797
	Snap-on, Inc.	5,847	1,310,020
*	Southwest Airlines Co.	43,542	1,659,821
	Stanley Black & Decker, Inc.	11,189	1,089,025
	Tetra Tech, Inc.	954	146,220
	Textron, Inc.	16,164	1,061,005
	Toro Co.	9,363	805,124
	Trane Technologies PLC	15,446	2,270,408
*	TransDigm Group, Inc.	1,949	1,212,941
	TransUnion	14,804	1,172,921

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Uber Technologies, Inc.	29,580	$693,651
	Union Pacific Corp.	31,142	7,078,577
*	United Airlines Holdings, Inc.	25,091	922,094
	United Parcel Service, Inc., Class B	36,686	7,149,735
*	United Rentals, Inc.	8,970	2,894,350
	Verisk Analytics, Inc.	8,457	1,608,944
	Waste Management, Inc.	18,139	2,984,954
	Watsco, Inc.	3,162	866,230
	Westinghouse Air Brake Technologies Corp.	14,055	1,313,721
	WW Grainger, Inc.	3,240	1,761,037
	Xylem, Inc.	11,956	1,100,311
TOTAL INDUSTRIALS			177,405,843
INFORMATION TECHNOLOGY — (25.1%)
	Accenture PLC, Class A	34,875	10,680,817
*	Adobe, Inc.	17,791	7,296,445
*	Advanced Micro Devices, Inc.	57,252	5,408,596
*	Akamai Technologies, Inc.	14,245	1,370,654
	Amdocs Ltd.	16,285	1,417,772
	Amphenol Corp., Class A	27,951	2,155,861
	Analog Devices, Inc.	18,365	3,158,045
*	ANSYS, Inc.	4,455	1,242,900
	Apple, Inc.	569,894	92,613,474
	Applied Materials, Inc.	46,978	4,978,728
*	Arista Networks, Inc.	15,534	1,811,730
*	Aspen Technology, Inc.	3,283	670,027
*	Atlassian Corp. PLC, Class A	3,630	759,832
*	Autodesk, Inc.	9,645	2,086,406
	Automatic Data Processing, Inc.	19,828	4,780,927
#*	Avalara, Inc.	311	27,188
#	Bentley Systems, Inc., Class B	7,957	315,097
#*	Bill.Com Holdings, Inc.	3,754	507,090
*	Black Knight, Inc.	11,932	783,694
*	Block, Inc., Class A	9,451	718,843
	Broadcom, Inc.	19,992	10,705,316
	Broadridge Financial Solutions, Inc.	6,452	1,035,869
*	Cadence Design Systems, Inc.	10,828	2,014,874
	CDW Corp.	6,749	1,225,146
*	Ceridian HCM Holding, Inc.	9,635	527,709
*	Ciena Corp.	21,657	1,117,501
	Cisco Systems, Inc.	201,757	9,153,715
	Citrix Systems, Inc.	5,477	555,423
*	Cloudflare, Inc., Class A	3,637	183,014
	Cognex Corp.	13,475	686,956
	Cognizant Technology Solutions Corp., Class A	26,377	1,792,581
	Concentrix Corp.	4,700	628,672
	Corning, Inc.	69,592	2,558,202
*	Crowdstrike Holdings, Inc., Class A	4,868	893,765
*	Datadog, Inc., Class A	4,330	441,703
	Dell Technologies, Inc., Class C	10,954	493,587
*	DocuSign, Inc.	4,816	308,128
	Dolby Laboratories, Inc., Class A	6,404	495,670
*	Dropbox, Inc., Class A	10,423	237,019
*	DXC Technology Co.	18,560	586,496
*	Dynatrace, Inc.	9,756	367,118
*	Enphase Energy, Inc.	4,650	1,321,437
	Entegris, Inc.	7,773	854,253
*	EPAM Systems, Inc.	2,400	838,200
*	F5, Inc.	6,243	1,044,828

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Fair Isaac Corp.	925	$427,378
	Fidelity National Information Services, Inc.	23,028	2,352,540
*	First Solar, Inc.	7,786	772,138
*	Fiserv, Inc.	21,476	2,269,584
*	FleetCor Technologies, Inc.	6,766	1,489,129
*	Flex Ltd.	52,100	875,280
*	Fortinet, Inc.	31,965	1,906,712
*	Gartner, Inc.	4,090	1,085,813
	Genpact Ltd.	23,592	1,134,303
	Global Payments, Inc.	15,412	1,885,196
*	Globant SA	2,791	556,079
*	GoDaddy, Inc., Class A	6,356	471,488
	Hewlett Packard Enterprise Co.	91,810	1,307,374
	HP, Inc.	36,905	1,232,258
*	HubSpot, Inc.	1,208	372,064
	Intel Corp.	188,983	6,861,973
	International Business Machines Corp.	46,943	6,139,675
	Intuit, Inc.	7,890	3,599,181
	Jabil, Inc.	21,178	1,256,703
	Jack Henry & Associates, Inc.	6,830	1,419,069
	Juniper Networks, Inc.	28,091	787,391
*	Keysight Technologies, Inc.	12,843	2,088,272
	KLA Corp.	7,083	2,716,614
	Lam Research Corp.	6,584	3,295,358
*	Manhattan Associates, Inc.	3,540	497,972
	Marvell Technology, Inc.	33,155	1,846,070
	Mastercard, Inc., Class A	43,349	15,336,443
	Microchip Technology, Inc.	40,926	2,818,164
	Micron Technology, Inc.	49,013	3,031,944
	Microsoft Corp.	305,889	85,875,278
*	MongoDB, Inc.	1,556	486,203
	Monolithic Power Systems, Inc.	1,525	708,698
	Motorola Solutions, Inc.	6,415	1,530,555
	NetApp, Inc.	11,183	797,683
	NortonLifeLock, Inc.	22,329	547,730
	NVIDIA Corp.	89,368	16,231,910
	NXP Semiconductors NV	10,711	1,969,539
*	Okta, Inc.	8,397	826,685
*	ON Semiconductor Corp.	35,060	2,341,307
	Oracle Corp.	62,536	4,867,802
#*	Palantir Technologies, Inc., Class A	58,655	607,079
*	Palo Alto Networks, Inc.	2,466	1,230,781
	Paychex, Inc.	14,860	1,906,241
*	Paycom Software, Inc.	2,244	741,620
*	Paylocity Holding Corp.	2,900	597,197
*	PayPal Holdings, Inc.	37,226	3,221,166
*	PTC, Inc.	6,265	772,976
*	Pure Storage, Inc., Class A	2,000	56,700
*	Qorvo, Inc.	10,024	1,043,198
	QUALCOMM, Inc.	55,647	8,072,154
*	Qualtrics International, Inc., Class A	3,920	49,980
	Roper Technologies, Inc.	3,981	1,738,383
*	Salesforce, Inc.	32,878	6,050,210
	Seagate Technology Holdings PLC	10,808	864,424
*	ServiceNow, Inc.	4,911	2,193,547
	Skyworks Solutions, Inc.	14,017	1,526,171
*	Snowflake, Inc., Class A	3,256	488,107
*	SolarEdge Technologies, Inc.	1,688	607,899
*	Splunk, Inc.	3,957	411,172

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	SS&C Technologies Holdings, Inc.	24,089	$1,425,346
*	Synopsys, Inc.	4,733	1,739,377
	TD SYNNEX Corp.	6,285	631,140
	TE Connectivity Ltd.	14,975	2,002,607
*	Teledyne Technologies, Inc.	3,310	1,295,534
	Teradyne, Inc.	14,262	1,438,893
	Texas Instruments, Inc.	43,768	7,829,658
*	Trade Desk, Inc., Class A	10,796	485,820
*	Trimble, Inc.	17,675	1,227,175
*	Twilio, Inc., Class A	6,726	570,365
*	Tyler Technologies, Inc.	2,067	824,733
#*	Unity Software, Inc.	859	32,118
*	VeriSign, Inc.	4,386	829,656
#	Visa, Inc., Class A	70,849	15,027,781
	VMware, Inc., Class A	7,951	923,906
*	Western Digital Corp.	28,745	1,411,380
#*	Wolfspeed, Inc.	8,681	723,127
*	Workday, Inc., Class A	4,820	747,582
*	Zebra Technologies Corp., Class A	3,413	1,220,796
*	Zendesk, Inc.	3,012	227,165
*	Zoom Video Communications, Inc., Class A	5,563	577,773
*	Zscaler, Inc.	2,717	421,298
TOTAL INFORMATION TECHNOLOGY			442,659,098
MATERIALS — (4.0%)
	Air Products & Chemicals, Inc.	9,853	2,445,810
	Albemarle Corp.	6,251	1,527,182
	Alcoa Corp.	20,525	1,044,517
	Amcor PLC	167,728	2,172,078
	AptarGroup, Inc.	9,206	992,039
	Avery Dennison Corp.	7,362	1,402,166
	Ball Corp.	23,950	1,758,409
*	Berry Global Group, Inc.	13,257	764,266
	Celanese Corp.	12,318	1,447,488
	CF Industries Holdings, Inc.	16,618	1,586,853
*	Cleveland-Cliffs, Inc.	84,918	1,503,898
	Corteva, Inc.	54,699	3,147,927
	Crown Holdings, Inc.	14,348	1,458,905
	Dow, Inc.	47,894	2,548,440
	DuPont de Nemours, Inc.	22,897	1,401,983
	Eastman Chemical Co.	10,573	1,014,268
	Ecolab, Inc.	10,122	1,671,851
	FMC Corp.	10,839	1,204,213
	Freeport-McMoRan, Inc.	86,281	2,722,166
	International Flavors & Fragrances, Inc.	18,621	2,309,935
	International Paper Co.	32,934	1,408,587
	Linde PLC	18,643	5,630,186
	LyondellBasell Industries NV, Class A	41,038	3,657,307
	Martin Marietta Materials, Inc.	4,677	1,646,678
	Mosaic Co.	28,274	1,488,909
	Newmont Corp.	37,557	1,700,581
	Nucor Corp.	28,534	3,874,917
	Olin Corp.	19,225	1,004,891
	Packaging Corp. of America	12,009	1,688,585
	PPG Industries, Inc.	15,526	2,007,356
	Reliance Steel & Aluminum Co.	8,877	1,688,849
	Royal Gold, Inc.	1,460	152,964
	RPM International, Inc.	14,735	1,332,044
	Sealed Air Corp.	10,897	666,025

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Sherwin-Williams Co.	11,729	$2,837,714
#	Southern Copper Corp.	5,704	284,059
	Steel Dynamics, Inc.	26,812	2,088,119
	Sylvamo Corp.	2,480	97,315
	Vulcan Materials Co.	9,940	1,643,380
	Westlake Corp.	6,774	659,381
	WestRock Co.	20,502	868,465
TOTAL MATERIALS			70,550,706
REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	30,243	2,589,406
*	Jones Lang LaSalle, Inc.	3,869	737,702
*	Zillow Group, Inc., Class A	4,544	159,040
#*	Zillow Group, Inc., Class C	12,328	430,001
TOTAL REAL ESTATE			3,916,149
UTILITIES — (2.4%)
	AES Corp.	25,221	560,411
	Alliant Energy Corp.	10,392	633,184
	Ameren Corp.	10,230	952,618
	American Electric Power Co., Inc.	19,408	1,912,852
	American Water Works Co., Inc.	6,788	1,055,127
	Atmos Energy Corp.	5,126	622,245
#	Avangrid, Inc.	5,483	267,187
	CenterPoint Energy, Inc.	22,462	711,821
	CMS Energy Corp.	10,354	711,630
	Consolidated Edison, Inc.	12,644	1,255,170
	Constellation Energy Corp.	12,896	852,426
	Dominion Energy, Inc.	28,952	2,373,485
	DTE Energy Co.	7,431	968,259
	Duke Energy Corp.	27,479	3,020,766
	Edison International	14,205	962,673
	Entergy Corp.	7,258	835,613
	Essential Utilities, Inc.	9,352	485,743
	Evergy, Inc.	9,533	650,723
	Eversource Energy	13,023	1,148,889
	Exelon Corp.	34,978	1,626,127
	FirstEnergy Corp.	22,399	920,599
	NextEra Energy, Inc.	72,866	6,156,448
	NiSource, Inc.	18,185	552,824
	NRG Energy, Inc.	41,425	1,563,794
*	PG&E Corp.	45,405	493,098
	Pinnacle West Capital Corp.	3,521	258,688
	PPL Corp.	28,399	825,843
	Public Service Enterprise Group, Inc.	18,907	1,241,623
	Sempra Energy	11,302	1,873,872
	Southern Co.	37,918	2,915,515
	UGI Corp.	10,847	468,156
	Vistra Corp.	56,172	1,452,046
	WEC Energy Group, Inc.	11,711	1,215,719
	Xcel Energy, Inc.	20,820	1,523,608
TOTAL UTILITIES			43,068,782
TOTAL COMMON STOCKS Cost ($934,846,997)			1,752,478,137

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	3,616,090	$3,616,090
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	667,336	7,719,074
TOTAL INVESTMENTS — (100.0%)
(Cost $946,181,499)^^			$1,763,813,301
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$152,742,176	—	—	$152,742,176
Consumer Discretionary	191,596,421	—	—	191,596,421
Consumer Staples	121,207,118	—	—	121,207,118
Energy	99,861,547	—	—	99,861,547
Financials	206,999,317	—	—	206,999,317
Health Care	242,470,980	—	—	242,470,980
Industrials	177,405,843	—	—	177,405,843
Information Technology	442,659,098	—	—	442,659,098
Materials	70,550,706	—	—	70,550,706
Real Estate	3,916,149	—	—	3,916,149
Utilities	43,068,782	—	—	43,068,782
Temporary Cash Investments	3,616,090	—	—	3,616,090
Securities Lending Collateral	—	$7,719,074	—	7,719,074
TOTAL	$1,756,094,227	$7,719,074	—	$1,763,813,301

DFA COMMODITY STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (63.3%)
AUSTRALIA — (3.7%)
APT Pipelines Ltd.
Ω	4.200%, 03/23/25		4,000	$3,978,108
Australia Government Bond
	2.750%, 04/21/24	AUD	14,000	9,830,621
Bank of New Zealand
Ω	3.500%, 02/20/24		5,250	5,243,607
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,225	2,216,845
Ω	4.625%, 04/29/24		7,350	7,371,861
Macquarie Bank Ltd.
Ω	2.300%, 01/22/25		2,390	2,309,666
#Ω	3.231%, 03/21/25		15,225	15,092,158
New South Wales Treasury Corp.
	5.000%, 08/20/24	AUD	13,500	9,831,499
Queensland Treasury Corp.
	5.750%, 07/22/24	AUD	4,800	3,541,649
Westpac Banking Corp.
	3.250%, 11/16/23	AUD	10,000	6,955,826
TOTAL AUSTRALIA				66,371,840
AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		1,500	1,421,927
CANADA — (6.6%)
Bank of Montreal
#	2.500%, 06/28/24		3,000	2,941,586
	0.625%, 07/09/24		1,350	1,278,270
Bank of Montreal, Floating Rate Note, SOFR + 0.320%, FRN
#(r)	2.433%, 07/09/24		2,000	1,966,080
Bank of Nova Scotia
	0.700%, 04/15/24		11,620	11,063,152
	0.650%, 07/31/24		600	565,573
	3.450%, 04/11/25		2,000	1,986,440
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
(r)	2.658%, 07/31/24		1,000	983,606
Brookfield Asset Management, Inc.
#	4.000%, 01/15/25		6,200	6,210,665
Canadian Imperial Bank of Commerce
	3.100%, 04/02/24		4,500	4,457,994
	1.000%, 10/18/24		5,000	4,703,666
#	2.250%, 01/28/25		5,000	4,822,856
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.400%, FRN
(r)	2.240%, 12/14/23		3,000	$2,975,399
Canadian Natural Resources Ltd.
	2.950%, 01/15/23		750	748,232
	3.900%, 02/01/25		8,300	8,262,366
Enbridge, Inc.
	4.000%, 10/01/23		7,000	7,017,449
	2.500%, 01/15/25		2,000	1,936,197
ITC Holdings Corp.
	3.650%, 06/15/24		9,000	8,953,757
National Bank of Canada
#	2.100%, 02/01/23		2,500	2,483,036
#	0.750%, 08/06/24		9,350	8,780,793
Quebec, Province of Canada
	4.200%, 03/10/25	AUD	2,000	1,422,993
Royal Bank of Canada
	2.333%, 12/05/23	CAD	5,000	3,827,066
	0.650%, 07/29/24		1,750	1,653,709
Royal Bank of Canada, Floating Rate Note, SOFR + 0.360%, FRN
#(r)	2.638%, 07/29/24		7,750	7,611,939
Thomson Reuters Corp.
	3.850%, 09/29/24		5,000	4,967,040
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	10,000	7,666,940
	0.700%, 09/10/24		4,500	4,245,962
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	2.313%, 01/06/23		3,296	3,286,804
TOTAL CANADA				116,819,570
DENMARK — (0.4%)
Danske Bank AS
Ω	5.375%, 01/12/24		6,132	6,216,814
	5.375%, 01/12/24		1,000	1,013,831
TOTAL DENMARK				7,230,645
FRANCE — (3.4%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		5,000	4,811,221
BNP Paribas SA
#Ω	3.375%, 01/09/25		7,000	6,854,364
BPCE SA
#	4.000%, 04/15/24		500	499,589
Ω	2.375%, 01/14/25		7,985	7,620,696

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
	2.375%, 01/14/25		6,500	$6,203,447
Credit Agricole SA
Ω	3.875%, 04/15/24		3,550	3,550,237
	3.250%, 10/04/24		5,000	4,888,079
Societe Generale SA
Ω	3.875%, 03/28/24		10,500	10,412,581
Ω	2.625%, 01/22/25		2,640	2,523,601
Total Capital International SA
#	3.750%, 04/10/24		13,004	13,109,751
TOTAL FRANCE				60,473,566
GERMANY — (3.8%)
Bayer U.S. Finance II LLC
Ω	3.875%, 12/15/23		3,500	3,501,209
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		6,000	5,893,036
BMW U.S. Capital LLC
#Ω	0.800%, 04/01/24		2,000	1,915,516
#Ω	0.750%, 08/12/24		2,290	2,172,687
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.530%, FRN
(r)Ω	2.579%, 04/01/24		8,000	7,925,664
Daimler Finance North America LLC
#Ω	2.125%, 03/10/25		9,560	9,183,137
Deutsche Bank AG
	3.950%, 02/27/23		1,695	1,695,758
EMD FINANCE LLC Co. GUAR REGS 03/25 3.25
	3.250%, 03/19/25		5,697	5,630,420
Kreditanstalt fuer Wiederaufbau
	5.000%, 03/19/24	AUD	2,000	1,438,906
	1.500%, 07/24/24	AUD	8,800	5,952,208
	4.000%, 02/27/25	AUD	5,000	3,565,139
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	15,000	10,752,982
Mercedes-Benz Finance North America LLC
Ω	2.550%, 08/15/22		1,100	1,099,880
NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,693,613
Volkswagen Group of America Finance LLC
#Ω	2.700%, 09/26/22		4,000	3,996,879
TOTAL GERMANY				67,417,034
IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	4.875%, 01/16/24		7,500	7,506,084
	2.875%, 08/14/24		2,450	2,350,060
			Face Amount^	Value†
			(000)
IRELAND — (Continued)
	3.500%, 01/15/25		3,000	$2,889,993
TOTAL IRELAND				12,746,137
ITALY — (0.4%)
Republic of Italy Government International Bond
	0.875%, 05/06/24		8,000	7,549,712
JAPAN — (5.6%)
Aircastle Ltd.
	4.125%, 05/01/24		8,900	8,711,764
American Honda Finance Corp.
	3.550%, 01/12/24		3,000	3,009,020
#	0.550%, 07/12/24		10,000	9,484,626
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		12,600	12,040,597
Mizuho Financial Group, Inc.
	2.601%, 09/11/22		543	542,927
MUFG Bank Ltd.
#Ω	3.250%, 09/08/24		2,000	1,979,404
Nissan Motor Acceptance Co. LLC
Ω	1.125%, 09/16/24		10,750	9,972,425
Nissan Motor Co. Ltd.
	3.043%, 09/15/23		3,801	3,746,242
Nomura Holdings, Inc.
	2.648%, 01/16/25		8,390	8,083,996
ORIX Corp.
#	3.250%, 12/04/24		5,000	4,940,110
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,500	9,283,950
	2.348%, 01/15/25		5,500	5,293,308
Sumitomo Mitsui Trust Bank Ltd.
#Ω	0.800%, 09/12/23		9,500	9,212,055
#Ω	0.850%, 03/25/24		750	714,762
Ω	0.800%, 09/16/24		643	601,595
Toyota Motor Credit Corp.
	2.500%, 03/22/24		10,000	9,895,268
	0.625%, 09/13/24		2,000	1,894,003
TOTAL JAPAN				99,406,052
NETHERLANDS — (0.7%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	6,767,182
ING Groep NV
	3.550%, 04/09/24		5,000	4,962,483
TOTAL NETHERLANDS				11,729,665
NEW ZEALAND — (1.6%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	45,900	27,484,380

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
NEW ZEALAND — (Continued)
	New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	1,500	$919,704
	TOTAL NEW ZEALAND			28,404,084
SPAIN — (0.8%)
	Banco Santander SA
	3.496%, 03/24/25		7,000	6,950,380
Santander Holdings USA, Inc.
	3.400%, 01/18/23		2,000	1,996,159
	3.500%, 06/07/24		5,000	4,947,602
	TOTAL SPAIN			13,894,141
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (1.9%)
	African Development Bank
	4.750%, 03/06/24	AUD	12,000	8,579,962
	Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	4,149,396
	European Investment Bank
	4.750%, 08/07/24	AUD	1,000	719,643
	Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	719,646
	International Finance Corp.
	1.450%, 07/22/24	AUD	4,000	2,700,546
Nordic Investment Bank
	4.750%, 02/28/24	AUD	13,500	9,655,238
#	0.375%, 09/20/24		7,550	7,143,895
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			33,668,326
SWEDEN — (1.9%)
	Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		26,136	24,437,860
	Svensk Exportkredit AB
	0.625%, 10/07/24		10,600	10,055,924
	TOTAL SWEDEN			34,493,784
SWITZERLAND — (1.0%)
Credit Suisse AG
	3.625%, 09/09/24		6,560	6,478,320
	2.950%, 04/09/25		5,000	4,825,494
	Credit Suisse Group AG
	3.750%, 03/26/25		3,000	2,907,006
	UBS AG
Ω	1.375%, 01/13/25		3,000	2,836,057
	TOTAL SWITZERLAND			17,046,877
UNITED KINGDOM — (2.2%)
	BAT Capital Corp.
	3.222%, 08/15/24		10,700	10,500,501
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	CNH Industrial Capital LLC
	1.950%, 07/02/23		4,000	$3,920,085
	HSBC Holdings PLC
	3.600%, 05/25/23		2,000	2,003,216
	Lloyds Banking Group PLC
	4.450%, 05/08/25		7,000	7,034,759
NatWest Markets PLC
#Ω	2.375%, 05/21/23		2,900	2,861,817
Ω	0.800%, 08/12/24		12,000	11,188,697
	Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		658	646,752
	TOTAL UNITED KINGDOM			38,155,827
UNITED STATES — (28.5%)
	AbbVie, Inc.
	2.900%, 11/06/22		6,500	6,494,420
	Aetna, Inc.
	3.500%, 11/15/24		1,600	1,593,022
	Air Lease Corp.
	2.250%, 01/15/23		2,414	2,393,846
Ally Financial, Inc.
	3.875%, 05/21/24		2,500	2,490,307
#	5.125%, 09/30/24		7,000	7,125,079
	Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		3,200	3,187,794
	American Express Co.
	2.250%, 03/04/25		10,000	9,685,019
American Tower Corp.
	3.375%, 05/15/24		1,900	1,883,824
	4.000%, 06/01/25		6,600	6,598,470
	Ameriprise Financial, Inc.
	3.000%, 04/02/25		5,000	4,925,200
	Apple, Inc.
	3.350%, 01/10/24	AUD	1,500	1,045,877
	Ares Capital Corp.
#	4.200%, 06/10/24		9,320	9,249,776
	Arizona Public Service Co.
	3.350%, 06/15/24		4,328	4,276,833
	Arrow Electronics, Inc.
#	3.250%, 09/08/24		1,500	1,473,640
Bank of America Corp.
	3.300%, 01/11/23		2,000	2,001,459
#	4.125%, 01/22/24		5,000	5,071,486
	Boeing Co.
	2.200%, 10/30/22		3,500	3,490,994
	Boeing Co.
#	2.800%, 03/01/23		4,000	3,982,719
	Booking Holdings, Inc.
#	3.650%, 03/15/25		10,000	10,103,372
	Boston Scientific Corp.
#	3.450%, 03/01/24		875	876,291
	Broadcom Corp./Broadcom Cayman Finance Ltd.
	3.625%, 01/15/24		8,000	7,998,576

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Bunge Ltd. Finance Corp.
3.000%, 09/25/22	2,000	$1,999,436
Campbell Soup Co.
3.300%, 03/19/25	10,000	9,899,955
Capital One Financial Corp.
3.300%, 10/30/24	1,486	1,459,359
3.200%, 02/05/25	6,400	6,261,531
Cardinal Health, Inc.
3.079%, 06/15/24	9,750	9,629,028
Carrier Global Corp.
2.242%, 02/15/25	1,244	1,201,349
Charles Schwab Corp., Floating Rate Note, SOFR + 0.500%, FRN
(r) 2.428%, 03/18/24	3,073	3,053,134
Cigna Corp.
3.750%, 07/15/23	1,163	1,165,032
3.500%, 06/15/24	3,723	3,734,032
Cintas Corp. No. 2
3.450%, 05/01/25	2,200	2,205,044
CNA Financial Corp.
3.950%, 05/15/24	2,000	2,002,700
Constellation Energy Generation LLC
# 3.250%, 06/01/25	14,900	14,504,255
Devon Energy Corp.
5.250%, 09/15/24	400	408,732
Discover Bank
2.450%, 09/12/24	3,900	3,757,855
Discover Financial Services
# 3.950%, 11/06/24	2,796	2,779,728
Discovery Communications LLC
# 3.800%, 03/13/24	8,000	7,970,160
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24	6,727	6,568,339
eBay, Inc.
2.750%, 01/30/23	3,800	3,786,734
Edison International
2.400%, 09/15/22	2,400	2,395,587
2.950%, 03/15/23	1,522	1,518,279
3.550%, 11/15/24	3,000	2,953,350
4.950%, 04/15/25	6,920	7,015,751
Elevance Health, Inc.
3.500%, 08/15/24	3,000	2,996,627
# 2.375%, 01/15/25	15,000	14,603,701
Energy Transfer LP
4.050%, 03/15/25	5,204	5,158,868
Energy Transfer LP/Regency Energy Finance Corp.
4.500%, 11/01/23	9,000	9,042,029
Equifax, Inc.
2.600%, 12/01/24	2,600	2,522,752
Fiserv, Inc.
2.750%, 07/01/24	5,000	4,926,013
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
General Motors Financial Co., Inc.
#	3.250%, 01/05/23	4,350	$4,334,060
	5.100%, 01/17/24	2,000	2,031,970
	1.200%, 10/15/24	2,000	1,870,796
	3.800%, 04/07/25	3,500	3,452,998
Georgia-Pacific LLC
Ω	3.600%, 03/01/25	4,000	3,991,496
Gilead Sciences, Inc.
	3.500%, 02/01/25	10,842	10,884,030
GlaxoSmithKline Capital PLC
#	3.000%, 06/01/24	4,361	4,365,187
Global Payments, Inc.
	3.750%, 06/01/23	4,000	3,998,814
	2.650%, 02/15/25	3,000	2,886,271
Goldman Sachs Group, Inc.
	3.200%, 02/23/23	500	500,053
#	3.500%, 01/23/25	5,000	4,989,214
	3.750%, 05/22/25	2,800	2,798,489
Goldman Sachs Group, Inc. (The)
#	3.625%, 01/22/23	1,198	1,201,232
Harley-Davidson Financial Services, Inc.
Ω	3.350%, 02/15/23	1,200	1,194,051
Hewlett Packard Enterprise Co.
#	1.450%, 04/01/24	10,750	10,403,486
International Business Machines Corp.
#	3.625%, 02/12/24	1,750	1,757,170
	3.000%, 05/15/24	11,000	10,934,753
John Deere Capital Corp.
#	2.050%, 01/09/25	7,000	6,822,277
JPMorgan Chase & Co.
	3.250%, 09/23/22	1,495	1,496,369
	3.625%, 05/13/24	493	496,787
	3.125%, 01/23/25	8,500	8,485,165
Kemper Corp.
	4.350%, 02/15/25	7,500	7,498,503
Kinder Morgan, Inc.
Ω	5.625%, 11/15/23	4,336	4,405,120
Laboratory Corp. of America Holdings
	3.600%, 02/01/25	763	761,709
Lazard Group LLC
	3.750%, 02/13/25	3,085	3,060,354
Lennar Corp.
	4.500%, 04/30/24	5,000	5,017,855
LyondellBasell Industries NV
	5.750%, 04/15/24	570	584,340
Marathon Petroleum Corp.
	3.625%, 09/15/24	5,000	4,969,871
Morgan Stanley
	3.125%, 01/23/23	2,233	2,234,095
#	3.875%, 04/29/24	7,253	7,312,579
MPLX LP
#	4.875%, 12/01/24	3,750	3,812,491

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Mylan, Inc.
Ω	3.125%, 01/15/23	5,000	$4,968,502
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.540%, FRN
(r)	2.163%, 03/01/23	7,000	6,968,993
Nuveen Finance LLC
#Ω	4.125%, 11/01/24	11,250	11,233,991
Oracle Corp.
#	2.950%, 11/15/24	10,000	9,821,430
#	2.500%, 04/01/25	4,000	3,867,320
	2.950%, 05/15/25	900	877,404
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.250%, 01/17/23	4,000	4,009,270
Ω	4.125%, 08/01/23	2,022	2,022,278
Phillips 66
	3.850%, 04/09/25	2,000	2,019,940
Raytheon Technologies Corp.
#	3.200%, 03/15/24	4,040	4,031,912
Ryder System, Inc.
#	3.650%, 03/18/24	8,033	8,013,677
Schlumberger Holdings Corp.
Ω	3.750%, 05/01/24	7,600	7,610,098
Simon Property Group LP
	2.000%, 09/13/24	7,937	7,688,780
Southwest Airlines Co.
#	4.750%, 05/04/23	4,750	4,783,801
Stellantis NV
	5.250%, 04/15/23	7,040	7,063,936
Truist Financial Corp.
	2.500%, 08/01/24	280	274,831
UnitedHealth Group, Inc.
#	3.500%, 02/15/24	12,000	12,068,370
Unum Group
	4.000%, 03/15/24	1,119	1,119,650
Ventas Realty LP
	2.650%, 01/15/25	1,000	962,253
	3.500%, 02/01/25	9,600	9,453,237
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r)	2.452%, 03/22/24	811	802,410
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Vornado Realty LP
# 3.500%, 01/15/25	8,357	$8,087,867
Waste Management, Inc.
# 2.400%, 05/15/23	2,207	2,192,866
Wells Fargo & Co.
# 3.300%, 09/09/24	10,000	9,983,258
# 3.000%, 02/19/25	5,000	4,943,871
Williams Cos., Inc.
3.700%, 01/15/23	7,000	6,992,135
3.900%, 01/15/25	2,843	2,835,193
TOTAL UNITED STATES		504,716,222
TOTAL BONDS		1,121,545,409
U.S. TREASURY OBLIGATIONS — (34.8%)
U.S. Treasury Notes
0.125%, 07/15/23	20,000	19,462,500
0.125%, 07/31/23	90,000	87,482,812
0.125%, 08/15/23	80,000	77,681,250
0.125%, 09/15/23	23,000	22,283,047
0.250%, 11/15/23	50,000	48,312,500
0.500%, 11/30/23	96,000	92,921,250
0.125%, 12/15/23	100,000	96,187,500
0.750%, 12/31/23	80,000	77,562,500
0.875%, 01/31/24	14,000	13,571,250
0.375%, 04/15/24	21,000	20,104,219
0.250%, 05/15/24	24,000	22,884,375
0.250%, 06/15/24	8,000	7,612,812
0.375%, 08/15/24	33,000	31,352,578
TOTAL U.S. TREASURY OBLIGATIONS		617,418,593
TOTAL INVESTMENT SECURITIES (Cost $1,779,739,667)		1,738,964,002

		Shares
SECURITIES LENDING COLLATERAL — (1.9%)
@§	The DFA Short Term Investment Fund	2,967,992	34,330,760
TOTAL INVESTMENTS — (100.0%)
(Cost $1,814,068,815)^^			$1,773,294,762

As of July 31, 2022, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	27,582,328	NZD	45,053,041	State Street Bank and Trust	08/15/22	$(751,889)
USD	81,780,042	AUD	119,927,296	State Street Bank and Trust	09/07/22	(2,061,510)

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	11,313,349	CAD	14,691,136	Morgan Stanley and Co. International	09/09/22	$(158,200)
Total (Depreciation)						$(2,971,599)
As of July 31, 2022, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	226	09/14/22	$7,561,484	$6,963,625	$(597,859)
CBOT Soybean Futures	102	11/14/22	7,662,028	7,489,350	(172,678)
CBOT Soybean Meal Futures	105	12/14/22	4,241,320	4,394,250	152,930
CBOT Soybean Oil Futures	110	12/14/22	4,650,375	4,333,560	(316,815)
CBOT Wheat Futures	93	09/14/22	4,588,323	3,756,038	(832,285)
CME Lean Hogs Futures	65	10/14/22	2,277,135	2,527,850	250,715
CME Live Cattle Futures	80	10/31/22	4,462,680	4,551,200	88,520
COMEX Copper Futures	61	09/28/22	6,249,130	5,449,587	(799,543)
COMEX Gold 100 Troy Oz. Futures	102	12/28/22	18,414,382	18,174,360	(240,022)
COMEX Silver Futures	52	09/28/22	5,507,629	5,251,220	(256,409)
ICE Brent Crude Oil Futures	104	09/30/22	10,379,971	10,549,760	169,789
ICE Gasoil Futures	46	09/12/22	5,199,103	5,010,550	(188,553)
KCBT Hard Red Winter Wheat Futures	53	09/14/22	2,775,429	2,317,425	(458,004)
LME Nickel Futures	42	09/19/22	6,614,109	5,948,208	(665,901)
LME Primary Aluminum Futures	111	09/19/22	7,303,562	6,946,491	(357,071)
LME Zinc Futures	67	09/19/22	6,012,654	5,615,035	(397,619)
NYBOT CSC ’C’ Coffee Futures	38	09/20/22	3,333,844	3,095,100	(238,744)
NYBOT CSC No. 11 World Sugar Futures	167	09/30/22	3,546,759	3,280,682	(266,077)
NYBOT CTN No. 2 Cotton Futures	32	12/07/22	1,746,779	1,547,840	(198,939)
NYMEX Henry Hub Natural Gas Futures	265	08/29/22	18,864,034	21,806,850	2,942,816
NYMEX NY Harbor ULSD Futures	24	08/31/22	3,917,267	3,577,392	(339,875)
RBOB Gasoline Futures	27	08/31/22	4,038,371	3,530,369	(508,002)
WTI Crude Futures	124	08/22/22	13,326,406	12,228,880	(1,097,526)
Total			$152,672,774	$148,345,622	$(4,327,152)
Short Position contracts:
LME Nickel Futures	(15)	09/19/22	(2,165,194)	(2,124,360)	40,834
LME Primary Aluminum Futures	(40)	09/19/22	(2,490,264)	(2,503,240)	(12,976)
LME Zinc Futures	(24)	09/19/22	(2,047,592)	(2,011,356)	36,236
Total			$(6,703,050)	$(6,638,956)	$64,094
Total Futures Contracts			$145,969,724	$141,706,666	$(4,263,058)
As of July 31, 2022, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Credit Suisse	USD	178,894,988	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	09/30/22	—	—	$5,534,938	$5,534,938

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Total Return Index (2)	Credit Suisse	USD	185,245,898	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	09/30/22	—	—	$5,226,124	$5,226,124
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	237,179,618	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	09/29/22	—	—	10,411,201	10,411,201
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	91,113,877	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	09/29/22	—	—	4,253,864	4,253,864
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	300,479,539	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	08/28/22	—	—	6,710,750	6,710,750
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	182,077,991	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	08/28/22	—	—	3,926,616	3,926,616
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	514,918,345	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	10/29/22	—	—	8,422,740	8,422,740
Total						—	—	$44,486,233	$44,486,233
*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.
(1) The following table represents the individual positions within the Total Return Swap as of July 31, 2022:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.06%	$ 5,480,980
CBOT Corn Futures	4.97%	8,898,802
NYMEX Light Sweet Crude Oil Futures	8.41%	15,052,420
ICE Brent Crude Oil Futures	7.47%	13,355,029
NYBOT CTN No. 2 Cotton Futures	1.10%	1,965,177
COMEX Gold 100 Troy Oz. Futures	12.94%	23,157,096
COMEX Copper Futures	3.85%	6,881,047
NYMEX NY Harbor ULSD Futures	2.51%	4,483,265
NYBOT CSC 'C' Coffee Futures	2.19%	3,909,943
KCBT Hard Red Winter Wheat Futures	1.65%	2,958,244
LME Primary Aluminum Futures	3.14%	5,611,384
CME Live Cattle Futures	3.21%	5,747,967
CME Lean Hogs Futures	1.78%	3,188,194
LME Nickel Futures	2.72%	4,870,801
LME Zinc Futures	2.50%	4,472,229
NYMEX Henry Hub Natural Gas Futures	15.56%	27,832,182
ICE Gasoil Futures	3.44%	6,145,921

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
CBOT Soybean Futures	5.31%	9,499,567
NYBOT CSC No. 11 World Sugar Futures	2.33%	4,177,021
COMEX Silver Futures	3.77%	6,746,542
CBOT Soybean Meal Futures	3.11%	5,556,384
CBOT Wheat Futures	2.73%	4,884,189
NYMEX Reformulated Gasoline Blend Futures	2.25%	4,020,604
Total Notional Amount		$ 178,894,988
(2) The following table represents the individual positions within the Total Return Swap as of July 31, 2022:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.04%	$ 5,628,505
CBOT Corn Futures	4.93%	9,140,899
NYMEX Light Sweet Crude Oil Futures	8.72%	16,161,639
ICE Brent Crude Oil Futures	8.89%	16,462,030
NYBOT CTN No. 2 Cotton Futures	1.10%	2,031,480
COMEX Gold 100 Troy Oz. Futures	10.27%	19,029,675
COMEX Copper Futures	3.81%	7,058,884
NYMEX NY Harbor ULSD Futures	2.56%	4,733,126
NYBOT CSC 'C' Coffee Futures	2.21%	4,096,581
KCBT Hard Red Winter Wheat Futures	1.30%	2,408,838
LME Primary Aluminum Futures	3.12%	5,787,924
CME Live Cattle Futures	2.56%	4,743,760
CME Lean Hogs Futures	2.12%	3,929,916
LME Nickel Futures	2.16%	3,995,650
LME Zinc Futures	2.53%	4,678,652
NYMEX Henry Hub Natural Gas Futures	18.13%	33,588,446
ICE Gasoil Futures	4.25%	7,879,231
CBOT Soybean Futures	5.23%	9,691,356
NYBOT CSC No. 11 World Sugar Futures	1.85%	3,429,294
COMEX Silver Futures	2.97%	5,501,807
CBOT Soybean Meal Futures	3.06%	5,659,421
CBOT Wheat Futures	2.12%	3,919,345
NYMEX Reformulated Gasoline Blend Futures	3.07%	5,689,439
Total Notional Amount		$ 185,245,898
(3) The following table represents the individual positions within the Total Return Swap as of July 31, 2022:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.04%	$ 7,206,457
CBOT Corn Futures	4.93%	11,703,551
NYMEX Light Sweet Crude Oil Futures	8.72%	20,692,557
ICE Brent Crude Oil Futures	8.89%	21,077,163
NYBOT CTN No. 2 Cotton Futures	1.10%	2,601,006
COMEX Gold 100 Troy Oz. Futures	10.27%	24,364,648
COMEX Copper Futures	3.81%	9,037,844
NYMEX NY Harbor ULSD Futures	2.56%	6,060,058
NYBOT CSC 'C' Coffee Futures	2.21%	5,245,059
KCBT Hard Red Winter Wheat Futures	1.30%	3,084,157
LME Primary Aluminum Futures	3.12%	7,410,570
CME Live Cattle Futures	2.56%	6,073,674
CME Lean Hogs Futures	2.12%	5,031,669

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
LME Nickel Futures	2.16%	5,115,832
LME Zinc Futures	2.53%	5,990,312
NYMEX Henry Hub Natural Gas Futures	18.13%	43,004,973
ICE Gasoil Futures	4.25%	10,088,174
CBOT Soybean Futures	5.23%	12,408,329
NYBOT CSC No. 11 World Sugar Futures	1.85%	4,390,698
COMEX Silver Futures	2.97%	7,044,239
CBOT Soybean Meal Futures	3.06%	7,246,040
CBOT Wheat Futures	2.12%	5,018,134
NYMEX Reformulated Gasoline Blend Futures	3.07%	7,284,474
Total Notional Amount		$ 237,179,618
(4) The following table represents the individual positions within the Total Return Swap as of July 31, 2022:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.06%	$ 2,791,545
CBOT Corn Futures	4.97%	4,532,292
NYMEX Light Sweet Crude Oil Futures	8.41%	7,666,421
ICE Brent Crude Oil Futures	7.47%	6,801,915
NYBOT CTN No. 2 Cotton Futures	1.10%	1,000,894
COMEX Gold 100 Troy Oz. Futures	12.94%	11,794,252
COMEX Copper Futures	3.85%	3,504,619
NYMEX NY Harbor ULSD Futures	2.51%	2,283,394
NYBOT CSC 'C' Coffee Futures	2.19%	1,991,392
KCBT Hard Red Winter Wheat Futures	1.65%	1,506,677
LME Primary Aluminum Futures	3.14%	2,857,961
CME Live Cattle Futures	3.21%	2,927,525
CME Lean Hogs Futures	1.78%	1,623,795
LME Nickel Futures	2.72%	2,480,772
LME Zinc Futures	2.50%	2,277,773
NYMEX Henry Hub Natural Gas Futures	15.56%	14,175,344
ICE Gasoil Futures	3.44%	3,130,209
CBOT Soybean Futures	5.31%	4,838,271
NYBOT CSC No. 11 World Sugar Futures	2.33%	2,127,419
COMEX Silver Futures	3.77%	3,436,114
CBOT Soybean Meal Futures	3.11%	2,829,949
CBOT Wheat Futures	2.73%	2,487,590
NYMEX Reformulated Gasoline Blend Futures	2.25%	2,047,754
Total Notional Amount		$ 91,113,877
(5) The following table represents the individual positions within the Total Return Swap as of July 31, 2022:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.04%	$ 9,129,759
CBOT Corn Futures	4.93%	14,827,065
NYMEX Light Sweet Crude Oil Futures	8.72%	26,215,111
ICE Brent Crude Oil Futures	8.89%	26,702,363
NYBOT CTN No. 2 Cotton Futures	1.10%	3,295,178
COMEX Gold 100 Troy Oz. Futures	10.27%	30,867,231
COMEX Copper Futures	3.81%	11,449,918
NYMEX NY Harbor ULSD Futures	2.56%	7,677,403
NYBOT CSC 'C' Coffee Futures	2.21%	6,644,891

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
KCBT Hard Red Winter Wheat Futures	1.30%	3,907,275
LME Primary Aluminum Futures	3.12%	9,388,348
CME Live Cattle Futures	2.56%	7,694,652
CME Lean Hogs Futures	2.12%	6,374,551
LME Nickel Futures	2.16%	6,481,176
LME Zinc Futures	2.53%	7,589,043
NYMEX Henry Hub Natural Gas Futures	18.13%	54,482,400
ICE Gasoil Futures	4.25%	12,780,567
CBOT Soybean Futures	5.23%	15,719,938
NYBOT CSC No. 11 World Sugar Futures	1.85%	5,562,513
COMEX Silver Futures	2.97%	8,924,248
CBOT Soybean Meal Futures	3.06%	9,179,907
CBOT Wheat Futures	2.12%	6,357,404
NYMEX Reformulated Gasoline Blend Futures	3.07%	9,228,598
Total Notional Amount		$ 300,479,539
(6) The following table represents the individual positions within the Total Return Swap as of July 31, 2022:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.06%	$ 5,578,501
CBOT Corn Futures	4.97%	9,057,135
NYMEX Light Sweet Crude Oil Futures	8.41%	15,320,241
ICE Brent Crude Oil Futures	7.47%	13,592,650
NYBOT CTN No. 2 Cotton Futures	1.10%	2,000,142
COMEX Gold 100 Troy Oz. Futures	12.94%	23,569,122
COMEX Copper Futures	3.85%	7,003,478
NYMEX NY Harbor ULSD Futures	2.51%	4,563,034
NYBOT CSC 'C' Coffee Futures	2.19%	3,979,511
KCBT Hard Red Winter Wheat Futures	1.65%	3,010,878
LME Primary Aluminum Futures	3.14%	5,711,225
CME Live Cattle Futures	3.21%	5,850,238
CME Lean Hogs Futures	1.78%	3,244,921
LME Nickel Futures	2.72%	4,957,466
LME Zinc Futures	2.50%	4,551,801
NYMEX Henry Hub Natural Gas Futures	15.56%	28,327,388
ICE Gasoil Futures	3.44%	6,255,272
CBOT Soybean Futures	5.31%	9,668,589
NYBOT CSC No. 11 World Sugar Futures	2.33%	4,251,341
COMEX Silver Futures	3.77%	6,866,580
CBOT Soybean Meal Futures	3.11%	5,655,246
CBOT Wheat Futures	2.73%	4,971,091
NYMEX Reformulated Gasoline Blend Futures	2.25%	4,092,141
Total Notional Amount		$ 182,077,991
(7) The following table represents the individual positions within the Total Return Swap as of July 31, 2022:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.06%	$ 15,776,056
CBOT Corn Futures	4.97%	25,613,666
NYMEX Light Sweet Crude Oil Futures	8.41%	43,325,793
ICE Brent Crude Oil Futures	7.47%	38,440,147
NYBOT CTN No. 2 Cotton Futures	1.10%	5,656,422

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
COMEX Gold 100 Troy Oz. Futures	12.94%	66,653,699
COMEX Copper Futures	3.85%	19,805,905
NYMEX NY Harbor ULSD Futures	2.51%	12,904,305
NYBOT CSC 'C' Coffee Futures	2.19%	11,254,097
KCBT Hard Red Winter Wheat Futures	1.65%	8,514,794
LME Primary Aluminum Futures	3.14%	16,151,401
CME Live Cattle Futures	3.21%	16,544,531
CME Lean Hogs Futures	1.78%	9,176,667
LME Nickel Futures	2.72%	14,019,761
LME Zinc Futures	2.50%	12,872,539
NYMEX Henry Hub Natural Gas Futures	15.56%	80,110,133
ICE Gasoil Futures	3.44%	17,689,972
CBOT Soybean Futures	5.31%	27,342,863
NYBOT CSC No. 11 World Sugar Futures	2.33%	12,022,835
COMEX Silver Futures	3.77%	19,418,757
CBOT Soybean Meal Futures	3.11%	15,993,092
CBOT Wheat Futures	2.73%	14,058,295
NYMEX Reformulated Gasoline Blend Futures	2.25%	11,572,615
Total Notional Amount		$ 514,918,345
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$66,371,840	—	$66,371,840
Austria	—	1,421,927	—	1,421,927
Canada	—	116,819,570	—	116,819,570
Denmark	—	7,230,645	—	7,230,645
France	—	60,473,566	—	60,473,566
Germany	—	67,417,034	—	67,417,034
Ireland	—	12,746,137	—	12,746,137
Italy	—	7,549,712	—	7,549,712
Japan	—	99,406,052	—	99,406,052
Netherlands	—	11,729,665	—	11,729,665
New Zealand	—	28,404,084	—	28,404,084
Spain	—	13,894,141	—	13,894,141
Supranational Organization Obligations	—	33,668,326	—	33,668,326
Sweden	—	34,493,784	—	34,493,784
Switzerland	—	17,046,877	—	17,046,877
United Kingdom	—	38,155,827	—	38,155,827
United States	—	504,716,222	—	504,716,222
U.S. Treasury Obligations	—	617,418,593	—	617,418,593
Securities Lending Collateral	—	34,330,760	—	34,330,760
Forward Currency Contracts**	—	(2,971,599)	—	(2,971,599)
Futures Contracts**	$(4,263,058)	—	—	(4,263,058)
Swap Agreements**	—	44,486,233	—	44,486,233
TOTAL	$(4,263,058)	$1,814,809,396	—	$1,810,546,338
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Face Amount	Value†
		(000)
BONDS — (34.5%)
	Amazon.com, Inc.
#	2.730%, 04/13/24	60,000	$59,845,660
#	0.450%, 05/12/24	6,490	6,217,093
	Asian Development Bank
	1.625%, 03/15/24	126,200	123,438,744
	BNG Bank NV
	2.625%, 02/27/24	25,000	24,826,257
	Caisse d'Amortissement de la Dette Sociale
	3.375%, 03/20/24	12,588	12,640,220
	0.375%, 05/27/24	20,410	19,411,207
	Canadian Imperial Bank of Commerce
#	3.500%, 09/13/23	1,975	1,983,088
	Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r)	2.421%, 01/12/24	97,475	96,576,911
	CPPIB Capital, Inc.
Ω	3.000%, 06/13/24	60,000	59,786,400
	Erste Abwicklungsanstalt
	0.250%, 03/01/24	4,000	3,828,480
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	1.617%, 08/19/22	54,852	54,855,195
(r)	2.074%, 03/13/23	49,455	49,509,895
	European Investment Bank
	3.250%, 01/29/24	7,800	7,829,172
	2.625%, 03/15/24	45,600	45,327,014
	European Investment Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r)	2.496%, 01/30/23	71,000	71,061,976
	Export Development Canada
	2.625%, 02/21/24	17,775	17,656,302
	0.496%, 04/08/24	11,400	10,932,901
	FMS Wertmanagement
	0.375%, 05/06/24	57,000	54,386,208
	Inter-American Development Bank
	0.250%, 11/15/23	18,700	18,100,852
#	2.625%, 01/16/24	25,000	24,860,250
	3.000%, 02/21/24	13,917	13,910,598
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r)	2.074%, 09/16/22	77,670	77,681,448
		Face Amount	Value†
		(000)
Inter-American Investment Corp., Floating Rate Note, SOFR + 0.270%, FRN
(r)	2.172%, 03/22/24	111,000	$110,945,628
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	2.235%, 01/13/23	110,687	110,689,886
International Finance Corp., Floating Rate Note, SOFR + 0.090%, FRN
(r)	2.086%, 06/30/23	25,000	24,982,500
Kommunalbanken A.S., Floating Rate Note, SOFR + 0.160%, FRN
(r)Ω	2.381%, 10/27/23	134,000	133,934,340
Kommunalbanken AS
	2.750%, 02/05/24	33,400	33,242,227
Kommuninvest I Sverige AB
	0.375%, 02/16/24	10,000	9,596,238
Ω	0.375%, 02/16/24	33,000	31,667,585
	1.375%, 05/08/24	10,000	9,701,500
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24	30,400	29,095,842
	1.625%, 05/10/24	30,342	29,616,159
Landeskreditbank Baden-Wuerttemberg Foerderbank
	0.250%, 02/12/24	55,500	53,215,065
Ontario, Province of Canada
	3.050%, 01/29/24	81,000	80,814,964
Province of Alberta Canada
	3.350%, 11/01/23	10,713	10,756,602
Roche Holdings, Inc.
Ω	1.882%, 03/08/24	83,000	81,276,656
Roche Holdings, Inc., Floating Rate Note, SOFR + 0.330%, FRN
#(r)Ω	2.139%, 09/11/23	90,000	89,631,266
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	2.876%, 12/19/22	93,500	93,783,305
(r)	2.454%, 05/25/23	71,310	71,718,158
Swedbank AB
Ω	0.600%, 09/25/23	6,000	5,798,292

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
#(r)	1.887%, 06/02/23	80,000	$79,502,421
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
#(r)	2.313%, 01/06/23	14,867	14,825,521
Westpac Banking Corp.
#	3.300%, 02/26/24	12,500	12,509,594
TOTAL BONDS			1,971,969,620
CERTIFICATES OF DEPOSIT — (6.2%)
Bank of Montreal, Floating Rate Note, SOFR + 0.150%, FRN
(r)	2.430%, 09/02/22	68,250	68,244,785
(r)	2.430%, 09/27/22	28,000	27,990,060
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.150%, FRN
(r)	2.430%, 08/19/22	41,500	41,499,253
Commonwealth Bank of Australia, Floating Rate Note, SOFRRATE + 0.130%, FRN
(r)Ω	2.410%, 09/29/22	34,000	33,986,403
Royal Bank of Canada, Floating Rate Note, SOFR + 0.150%, FRN
(r)Ω	2.430%, 10/11/22	40,000	39,981,091
Royal Bank of Canada, Floating Rate Note, SOFR + 0.250%, FRN
(r)Ω	2.530%, 12/01/22	85,000	84,939,288
Westpac Banking Corp.
(r)	2.410%, 09/22/22	60,000	59,981,048
TOTAL CERTIFICATES OF DEPOSIT			356,621,928
	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (58.8%)
U.S. Treasury Notes
0.125%, 07/31/23	175,000	$170,105,469
0.125%, 09/15/23	221,000	214,111,014
0.250%, 09/30/23	502,000	486,488,983
0.125%, 10/15/23	589,000	569,420,350
0.375%, 10/31/23	570,000	552,142,972
1.625%, 10/31/23	35,000	34,433,984
0.250%, 11/15/23	232,500	224,653,125
0.500%, 11/30/23	295,000	285,539,258
0.125%, 12/15/23	75,000	72,140,625
0.750%, 12/31/23	35,000	33,933,594
0.125%, 01/15/24	290,000	278,354,687
0.875%, 01/31/24	125,000	121,171,875
(r) 2.461%, 04/30/24	175,000	175,185,068
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR - 0.015%, FRN
(r) 2.521%, 01/31/24	147,500	147,860,921
TOTAL U.S. TREASURY OBLIGATIONS		3,365,541,925
TOTAL INVESTMENT SECURITIES (Cost $5,783,882,777)		5,694,133,473

		Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund 1.880%	2,628,258	2,628,258
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	2,066,409	23,902,149
TOTAL INVESTMENTS — (100.0%)
(Cost $5,810,412,902)^^			$5,720,663,880

Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$1,971,969,620	—	$1,971,969,620
Certificates of Deposit	—	356,621,928	—	356,621,928
U.S. Treasury Obligations	—	3,365,541,925	—	3,365,541,925
Temporary Cash Investments	$2,628,258	—	—	2,628,258
Securities Lending Collateral	—	23,902,149	—	23,902,149
TOTAL	$2,628,258	$5,718,035,622	—	$5,720,663,880

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (49.1%)
AUSTRALIA — (5.8%)
	Australia Government Bond
	0.250%, 11/21/24	AUD	86,000	$57,002,658
	National Australia Bank Ltd.
	1.388%, 01/12/25		65,000	61,825,212
New South Wales Treasury Corp.
	5.000%, 08/20/24	AUD	31,000	22,576,035
	1.250%, 03/20/25	AUD	39,000	26,077,083
	Queensland Treasury Corp.
	5.750%, 07/22/24	AUD	20,300	14,978,223
South Australian Government Financing Authority
	2.250%, 08/15/24	AUD	10,000	6,890,789
	2.750%, 04/16/25	AUD	35,000	24,274,016
	Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	43,500	32,227,740
	Western Australian Treasury Corp.
	2.500%, 07/23/24	AUD	2,200	1,527,707
Westpac Banking Corp.
	3.300%, 02/26/24		12,000	12,009,211
	1.019%, 11/18/24		47,400	44,965,990
	TOTAL AUSTRALIA			304,354,664
AUSTRIA — (0.3%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		13,200	12,512,961
	0.250%, 09/26/24	EUR	2,000	2,009,247
	TOTAL AUSTRIA			14,522,208
BELGIUM — (0.5%)
Dexia Credit Local SA
	0.500%, 07/22/23	GBP	3,500	4,184,214
	1.250%, 11/26/24	EUR	2,000	2,053,392
Kingdom of Belgium Government Bond
	0.500%, 10/22/24	EUR	8,700	8,922,687
Ω	0.800%, 06/22/25	EUR	10,700	11,043,082
	TOTAL BELGIUM			26,203,375
CANADA — (11.0%)
	Alberta, Province of Canada
	2.950%, 01/23/24		16,295	16,267,171
	Bank of Montreal
	2.890%, 06/20/23	CAD	79,000	61,211,042
	Bank of Nova Scotia
	2.290%, 06/28/24	CAD	10,000	7,605,951
	Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	68,000	52,682,675
		Face Amount^	Value†
		(000)
CANADA — (Continued)
CPPIB Capital, Inc.
3.000%, 06/13/24		55,000	$54,804,200
Export Development Canada
2.625%, 02/21/24		18,700	18,575,125
0.496%, 04/08/24		3,400	3,260,690
Manitoba, Province of Canada
2.600%, 04/16/24		6,000	5,948,760
OMERS Finance Trust
0.450%, 05/13/25	EUR	6,000	5,995,253
Ontario Teachers' Finance Trust
0.375%, 09/29/23		7,874	7,644,237
0.500%, 05/06/25	EUR	5,200	5,209,184
Ontario, Province of Canada
3.050%, 01/29/24		114,500	114,238,436
0.375%, 06/14/24	EUR	2,700	2,722,173
4.250%, 08/22/24	AUD	3,200	2,269,398
0.875%, 01/21/25	EUR	5,500	5,585,044
Province of Ontario Canada
3.200%, 05/16/24		8,400	8,414,784
Province of Quebec Canada
0.875%, 01/15/25	EUR	5,700	5,790,496
Quebec, Province of Canada
4.200%, 03/10/25	AUD	26,115	18,580,733
0.200%, 04/07/25	EUR	333	332,004
Royal Bank of Canada
2.333%, 12/05/23	CAD	124,000	94,911,249
Toronto-Dominion Bank
2.850%, 03/08/24	CAD	119,000	91,236,586
TOTAL CANADA			583,285,191
DENMARK — (0.8%)
Denmark Government Bond
0.000%, 11/15/24	DKK	305,500	41,412,959
FINLAND — (0.1%)
Kuntarahoitus Oyj
5.000%, 03/20/24	AUD	6,000	4,302,255
FRANCE — (2.9%)
Agence Francaise de Developpement EPIC
0.000%, 03/25/25	EUR	2,000	2,002,212
Bpifrance SACA
0.750%, 11/25/24	EUR	12,000	12,264,523
Caisse d'Amortissement de la Dette Sociale
3.375%, 03/20/24		28,287	28,404,346
0.375%, 05/27/24		44,120	41,960,923
1.375%, 11/25/24	EUR	27,200	28,180,386

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
French Republic Government Bond OAT
0.000%, 02/25/25	EUR	36,300	$36,565,194
Unedic Asseo
2.375%, 05/25/24	EUR	500	526,632
0.625%, 02/17/25	EUR	5,200	5,292,422
TOTAL FRANCE			155,196,638
GERMANY — (4.3%)
Erste Abwicklungsanstalt
0.250%, 03/01/24		18,800	17,993,856
FMS Wertmanagement
0.375%, 05/06/24		21,200	20,227,853
Free State of Bavaria
0.010%, 01/17/25	EUR	2,800	2,797,192
Kreditanstalt fuer Wiederaufbau
1.250%, 08/28/23	NOK	293,700	29,874,496
0.250%, 03/08/24		34,800	33,307,082
1.625%, 04/03/24	NOK	252,900	25,610,485
1.500%, 07/24/24	AUD	15,200	10,281,087
0.000%, 11/15/24	EUR	300	301,970
0.000%, 02/18/25	EUR	6,143	6,165,515
4.000%, 02/27/25	AUD	2,106	1,501,636
0.010%, 03/31/25	EUR	1,856	1,860,226
0.375%, 04/23/25	EUR	3,825	3,870,168
Land Berlin
0.500%, 02/10/25	EUR	1,300	1,313,470
0.250%, 04/22/25	EUR	1,200	1,202,752
Land Hessen
0.000%, 03/10/25	EUR	3,600	3,589,205
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.250%, 02/12/24		18,062	17,318,387
2.000%, 07/23/24		30,000	29,412,240
Landwirtschaftliche Rentenbank
5.375%, 04/23/24	NZD	4,150	2,674,896
0.400%, 09/23/24	AUD	3,000	1,975,665
4.250%, 01/09/25	AUD	20,300	14,536,192
NRW Bank
1.600%, 07/31/24	AUD	4,000	2,693,613
0.250%, 03/10/25	EUR	1,547	1,548,407
TOTAL GERMANY			230,056,393
IRELAND — (0.0%)
Ireland Government Bond
5.400%, 03/13/25	EUR	1,000	1,149,913
NETHERLANDS — (1.8%)
BNG Bank NV
0.750%, 11/13/23	AUD	3,500	2,368,263
5.250%, 05/20/24	AUD	16,050	11,606,804
0.500%, 04/16/25	EUR	1,000	1,009,117
Cooperatieve Rabobank UA
5.500%, 04/11/24	AUD	2,280	1,639,421
# 1.375%, 01/10/25		76,968	73,006,053
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	Nederlandse Waterschapsbank NV
	1.125%, 03/15/24		7,700	$7,465,766
	Shell International Finance BV
	0.500%, 05/11/24	EUR	700	709,448
	TOTAL NETHERLANDS			97,804,872
NEW ZEALAND — (0.4%)
	New Zealand Government Bond
	0.500%, 05/15/24	NZD	28,200	16,885,828
	New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	3,200	1,962,035
	TOTAL NEW ZEALAND			18,847,863
NORWAY — (3.7%)
Equinor ASA
#	2.650%, 01/15/24		30,915	30,672,867
#	3.700%, 03/01/24		2,678	2,697,282
	KOMMUNALBANKEN A.S. SR UNSECURED 10/24 0.5
	0.500%, 10/08/24	AUD	4,300	2,826,941
Kommunalbanken AS
	2.750%, 02/05/24		13,200	13,137,647
	5.250%, 07/15/24	AUD	2,900	2,099,241
	4.250%, 07/16/25	AUD	11,500	8,239,759
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	1,228,500	127,757,950
	1.750%, 03/13/25	NOK	68,800	6,940,008
	TOTAL NORWAY			194,371,695
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.8%)
	African Development Bank
	4.000%, 01/10/25	AUD	35,000	24,895,921
Asian Development Bank
	4.500%, 09/05/23	AUD	15,500	10,988,147
	1.625%, 03/15/24		78,150	76,440,078
	3.500%, 05/30/24	NZD	91,000	56,873,058
	1.100%, 08/15/24	AUD	4,000	2,677,030
	European Bank for Reconstruction & Development
	0.500%, 09/01/23	AUD	9,500	6,434,673
European Financial Stability Facility
	0.000%, 04/19/24	EUR	4,000	4,036,033
	0.500%, 07/11/25	EUR	719	726,056
European Investment Bank
	3.125%, 12/14/23		26,421	26,438,172
	1.500%, 01/26/24	NOK	139,830	14,182,102
	3.250%, 01/29/24		5,600	5,620,944

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
2.625%, 03/15/24		40,900	$40,655,151
4.750%, 08/07/24	AUD	23,772	17,107,339
1.700%, 11/15/24	AUD	13,150	8,886,433
0.000%, 03/25/25	EUR	840	838,675
European Stability Mechanism
0.000%, 03/14/25	EUR	12,747	12,728,999
European Union
0.500%, 04/04/25	EUR	1,500	1,521,724
0.800%, 07/04/25	EUR	30,600	31,299,428
Inter-American Development Bank
3.000%, 02/21/24		18,465	18,456,506
4.750%, 08/27/24	AUD	30,150	21,697,319
International Bank for Reconstruction & Development
2.500%, 01/24/24	NZD	64,858	40,000,124
2.500%, 03/19/24		15,334	15,196,954
2.250%, 03/28/24		56,872	56,187,791
International Finance Corp.
1.450%, 07/22/24	AUD	15,390	10,390,351
4.000%, 04/03/25	AUD	5,141	3,663,572
Nordic Investment Bank
1.875%, 04/10/24	NOK	100,000	10,159,957
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			518,102,537
SWEDEN — (5.0%)
Kommuninvest I Sverige AB
0.375%, 02/16/24		15,740	15,104,479
1.375%, 05/08/24		12,000	11,643,000
1.375%, 05/08/24		8,500	8,246,275
2.875%, 07/03/24		34,172	34,005,446
1.000%, 10/02/24	SEK	31,000	2,954,932
1.000%, 05/12/25	SEK	96,000	9,070,908
Skandinaviska Enskilda Banken AB
0.650%, 09/09/24		33,603	31,419,705
Svensk Exportkredit AB
1.750%, 12/12/23		42,871	42,104,178
0.625%, 10/07/24		36,400	34,531,662
Svenska Handelsbanken AB
# 3.900%, 11/20/23		58,150	58,478,210
		Face Amount^	Value†
		(000)
SWEDEN — (Continued)
Swedbank AB
0.600%, 09/25/23		7,000	$6,764,674
Sweden Government Bond
2.500%, 05/12/25	SEK	102,000	10,244,063
TOTAL SWEDEN			264,567,532
UNITED STATES — (2.7%)
Amazon.com, Inc.
2.730%, 04/13/24		55,000	54,858,522
# 0.450%, 05/12/24		6,490	6,217,093
Roche Holdings, Inc.
1.882%, 03/08/24		84,250	82,500,702
TOTAL UNITED STATES			143,576,317
TOTAL BONDS			2,597,754,412
U.S. TREASURY OBLIGATIONS — (50.7%)
U.S. Treasury Notes
0.125%, 07/31/23		65,000	63,182,031
0.250%, 09/30/23		132,000	127,921,406
0.125%, 10/15/23		535,850	518,037,172
0.375%, 10/31/23		530,000	513,396,096
0.250%, 11/15/23		525,000	507,281,250
0.500%, 11/30/23		345,000	333,935,743
2.125%, 11/30/23		20,000	19,786,719
0.125%, 12/15/23		165,000	158,709,375
0.750%, 12/31/23		288,500	279,709,766
0.125%, 01/15/24		170,000	163,173,438
TOTAL U.S. TREASURY OBLIGATIONS			2,685,132,996
TOTAL INVESTMENT SECURITIES (Cost $5,457,683,772)			5,282,887,408

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	1,113,506	12,879,925
TOTAL INVESTMENTS — (100.0%)
(Cost $5,470,560,542)^^			$5,295,767,333

As of July 31, 2022, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	14,590,731	USD	11,387,415	Bank of America Corp.	08/23/22	$6,335

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	60,365,215	CAD	77,187,533	Barclays Capital	08/23/22	$90,273
USD	74,102,833	NZD	114,880,259	HSBC Bank	08/24/22	1,856,481
USD	65,458,402	NZD	101,291,462	HSBC Bank	08/25/22	1,758,096
USD	46,718,211	CAD	59,534,792	UBS AG	08/26/22	228,234
USD	49,599,194	NOK	474,646,359	HSBC Bank	09/09/22	445,910
USD	8,568,841	DKK	60,615,599	Bank of America Corp.	09/21/22	216,914
USD	30,111,235	EUR	28,814,216	Bank of America Corp.	09/21/22	558,717
USD	9,905,586	DKK	69,291,746	BANK OF NEW YORK	09/21/22	358,216
USD	3,649,750	EUR	3,439,854	Barclays Capital	09/21/22	121,757
USD	56,591,485	EUR	53,599,967	State Street Bank and Trust	09/21/22	1,618,138
USD	6,689,845	SEK	67,178,306	Societe Generale	09/26/22	63,164
SEK	1,849,304	USD	181,465	UBS AG	09/26/22	956
GBP	5,897,986	USD	7,077,840	Bank of America Corp.	10/04/22	115,124
USD	1,308,860	DKK	9,465,102	JP Morgan	10/14/22	2,489
USD	1,323,428	EUR	1,287,084	JP Morgan	10/14/22	1,158
USD	8,222,835	EUR	7,990,162	State Street Bank and Trust	10/14/22	14,242
Total Appreciation						$7,456,204
USD	22,000,356	AUD	31,943,070	Bank of America Corp.	08/09/22	$(320,382)
USD	71,516,418	AUD	104,630,264	HSBC Bank	08/09/22	(1,595,675)
USD	1,745,185	NOK	17,585,766	Barclays Capital	08/11/22	(74,808)
USD	5,100,873	NOK	52,083,407	HSBC Bank	08/11/22	(289,365)
USD	38,612,701	NOK	381,444,430	JP Morgan	08/11/22	(863,906)
USD	337,015	NOK	3,441,739	Societe Generale	08/11/22	(19,179)
USD	9,028,291	NOK	89,693,424	UBS AG	08/11/22	(254,298)
USD	3,500,251	AUD	5,047,640	Australia and New Zealand Bank	08/16/22	(27,279)
USD	9,069,743	AUD	13,210,817	Bank of America Corp.	08/16/22	(162,602)
USD	78,988,646	AUD	116,603,036	JP Morgan	08/16/22	(2,499,084)
USD	52,532,957	NOK	514,991,362	HSBC Bank	08/18/22	(773,544)
USD	901,249	SEK	9,229,143	HSBC Bank	08/19/22	(7,659)
USD	3,601,200	SEK	36,814,929	JP Morgan	08/19/22	(24,424)
USD	66,259,656	AUD	95,811,969	Bank of America Corp.	08/23/22	(706,139)
USD	14,940,441	AUD	22,266,003	HSBC Bank	08/23/22	(621,921)
USD	5,508,367	AUD	7,930,427	JP Morgan	08/23/22	(34,441)
USD	6,856,472	AUD	10,027,849	UBS AG	08/23/22	(152,286)
NZD	2,284,246	USD	1,450,813	Bank of America Corp.	08/24/22	(14,288)
NZD	18,660,718	USD	12,039,474	BANK OF NEW YORK	08/24/22	(304,048)
USD	65,608,978	AUD	95,027,041	Bank of America Corp.	08/25/22	(810,431)
USD	1,539,882	NZD	2,506,098	Bank of America Corp.	08/25/22	(36,156)
USD	5,558,604	AUD	8,168,687	BANK OF NEW YORK	08/25/22	(150,922)
USD	14,442,389	AUD	21,263,726	State Street Bank and Trust	08/25/22	(419,950)
NZD	8,539,084	USD	5,581,205	UBS AG	08/25/22	(211,135)
USD	4,014,077	AUD	5,813,080	UBS AG	08/25/22	(48,991)
USD	40,701,209	CAD	52,897,445	Bank of America Corp.	09/08/22	(603,932)
USD	5,725,123	NOK	56,541,948	HSBC Bank	09/09/22	(130,231)
USD	35,459,983	CAD	46,049,961	HSBC Bank	09/09/22	(498,052)
USD	42,494,827	CAD	55,306,699	Bank of America Corp.	09/12/22	(690,500)
USD	49,686,650	NOK	502,199,483	JP Morgan	09/12/22	(2,322,462)
USD	31,927,234	CAD	41,478,071	Bank of America Corp.	09/14/22	(459,829)
USD	8,731,912	DKK	63,453,370	Bank of America Corp.	09/21/22	(11,018)
USD	7,875,607	EUR	7,713,288	Bank of America Corp.	09/21/22	(35,317)
USD	13,256,161	EUR	13,033,123	BANK OF NEW YORK	09/21/22	(110,907)
USD	2,744,818	DKK	19,975,112	Royal Bank of Scotland	09/21/22	(7,455)
USD	2,884,005	DKK	21,216,098	State Street Bank and Trust	09/21/22	(39,257)
USD	1,748,358	EUR	1,725,517	State Street Bank and Trust	09/21/22	(21,372)
USD	28,198,912	EUR	27,884,928	UBS AG	09/21/22	(400,506)
USD	3,950,310	SEK	41,457,813	Bank of America Corp.	09/26/22	(139,220)
USD	6,937,781	SEK	72,831,523	Barclays Capital	09/26/22	(246,550)
USD	66,245	SEK	695,368	Societe Generale	09/26/22	(2,348)
USD	11,158,320	GBP	9,330,120	State Street Bank and Trust	10/04/22	(220,346)
USD	2,162,697	DKK	15,746,081	HSBC Bank	10/14/22	(10,573)
USD	4,790,828	DKK	34,776,725	JP Morgan	10/14/22	(9,046)

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	612,629	DKK	4,513,753	State Street Bank and Trust	10/14/22	$(10,358)
USD	62,324,021	EUR	61,042,506	State Street Bank and Trust	10/14/22	(387,237)
USD	13,234,969	CAD	17,292,639	UBS AG	10/14/22	(265,597)
USD	45,839,514	CAD	59,488,747	HSBC Bank	10/17/22	(603,751)
Total (Depreciation)						$(17,648,777)
Total Appreciation (Depreciation)						$(10,192,573)
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$304,354,664	—	$304,354,664
Austria	—	14,522,208	—	14,522,208
Belgium	—	26,203,375	—	26,203,375
Canada	—	583,285,191	—	583,285,191
Denmark	—	41,412,959	—	41,412,959
Finland	—	4,302,255	—	4,302,255
France	—	155,196,638	—	155,196,638
Germany	—	230,056,393	—	230,056,393
Ireland	—	1,149,913	—	1,149,913
Netherlands	—	97,804,872	—	97,804,872
New Zealand	—	18,847,863	—	18,847,863
Norway	—	194,371,695	—	194,371,695
Supranational Organization Obligations	—	518,102,537	—	518,102,537
Sweden	—	264,567,532	—	264,567,532
United States	—	143,576,317	—	143,576,317
U.S. Treasury Obligations	—	2,685,132,996	—	2,685,132,996
Securities Lending Collateral	—	12,879,925	—	12,879,925
Forward Currency Contracts**	—	(10,192,573)	—	(10,192,573)
TOTAL	—	$5,285,574,760	—	$5,285,574,760
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (86.2%)
AUSTRALIA — (5.5%)
ANZ New Zealand International Ltd.
Ω	1.250%, 06/22/26		2,500	$2,268,950
Australia Government Bond
	0.250%, 11/21/25	AUD	23,600	15,201,191
	4.250%, 04/21/26	AUD	2,000	1,471,116
Bank of New Zealand
#Ω	1.000%, 03/03/26		2,500	2,266,676
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		3,000	2,717,151
Glencore Funding LLC
Ω	4.125%, 03/12/24		825	821,976
Ω	4.625%, 04/29/24		1,200	1,203,569
Ω	1.625%, 09/01/25		975	897,390
Ω	1.625%, 04/27/26		5,600	5,038,409
Macquarie Bank Ltd.
#Ω	3.900%, 01/15/26		1,316	1,316,289
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	3,900	2,815,405
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	4,000	2,571,261
Westpac Banking Corp.
(r)	3M Swap + 0.880%, FRN, 1.880%, 08/16/24	AUD	9,200	6,451,897
	2.850%, 05/13/26		2,790	2,714,326
	1.150%, 06/03/26		12,970	11,819,463
TOTAL AUSTRALIA				59,575,069
BELGIUM — (0.6%)
Belfius Bank SA
	0.010%, 10/15/25	EUR	500	487,129
Dexia Credit Local SA
	1.125%, 04/09/26		6,080	5,653,671
Ω	1.125%, 04/09/26		300	278,964
TOTAL BELGIUM				6,419,764
CANADA — (10.4%)
Bank of Montreal
	2.890%, 06/20/23	CAD	2,100	1,627,129
	2.280%, 07/29/24	CAD	5,500	4,148,268
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	21,000	15,972,496
	1.050%, 03/02/26		6,600	6,026,732
Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	28,500	22,080,239
	1.250%, 06/22/26		573	522,485
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Canadian Natural Resources Ltd.
	2.950%, 01/15/23		2,000	$1,995,285
	3.900%, 02/01/25		1,110	1,104,967
CDP Financial, Inc.
	0.875%, 06/10/25		4,500	4,227,598
Cenovus Energy, Inc.
	5.375%, 07/15/25		7,000	7,268,029
CPPIB Capital, Inc.
	1.250%, 03/04/25		10,000	9,552,699
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	1,000	748,858
Enbridge, Inc.
	4.000%, 10/01/23		3,000	3,007,478
ITC Holdings Corp.
	3.650%, 06/15/24		1,099	1,093,353
National Bank of Canada
	1.534%, 06/15/26	CAD	2,000	1,416,173
Rogers Communications, Inc.
#	3.625%, 12/15/25		100	98,699
Royal Bank of Canada
	2.352%, 07/02/24	CAD	2,500	1,891,102
	1.200%, 04/27/26		4,000	3,646,602
Toronto-Dominion Bank
	0.750%, 01/06/26		4,740	4,307,146
	1.200%, 06/03/26		8,560	7,792,280
Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	2.980%, 07/10/24	AUD	20,640	14,419,257
TOTAL CANADA				112,946,875
FRANCE — (1.3%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		300	288,673
	0.010%, 03/07/25	EUR	3,000	2,956,467
BPCE SA
Ω	2.375%, 01/14/25		1,500	1,431,565
Ω	1.000%, 01/20/26		2,900	2,603,368
Caisse d'Amortissement de la Dette Sociale
	0.375%, 05/27/24		4,600	4,374,892
PSA Banque France SA
	0.000%, 01/22/25	EUR	1,200	1,170,570
Societe Generale SA
Ω	1.375%, 07/08/25		1,000	923,416
TotalEnergies Capital International SA
	2.875%, 11/19/25	EUR	600	643,319
TOTAL FRANCE				14,392,270

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (4.3%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		4,700	$4,689,691
BMW Finance NV
	0.500%, 02/22/25	EUR	254	255,178
BMW U.S. Capital LLC
Ω	3.250%, 04/01/25		807	801,911
Ω	3.900%, 04/09/25		142	143,247
Ω	2.800%, 04/11/26		1,163	1,128,279
Daimler Finance North America LLC
#Ω	3.300%, 05/19/25		500	493,257
Ω	1.450%, 03/02/26		11,000	10,141,920
Deutsche Bank AG
	3.700%, 05/30/24		748	738,382
HOWOGE Wohnungs-baugesellschaft mbH
	0.000%, 11/01/24	EUR	100	98,481
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	14,670	1,492,199
	1.625%, 04/03/24	NOK	10,000	1,012,672
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	7,500	5,358,982
Landwirtschaftliche Rentenbank
	4.750%, 05/06/26	AUD	9,900	7,262,517
NRW Bank
	1.050%, 03/31/26	AUD	2,800	1,788,855
Siemens Financieringsmaatschappij NV
	0.000%, 02/20/26	EUR	400	391,280
	1.200%, 03/11/26		4,000	3,684,891
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	975,001
Ω	3.350%, 05/13/25		3,500	3,427,771
#Ω	4.625%, 11/13/25		1,000	1,012,687
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	300	307,016
VW Credit Canada, Inc.
	1.200%, 09/25/23	CAD	2,000	1,508,617
TOTAL GERMANY				46,712,834
IRELAND — (0.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	2.875%, 08/14/24		5,000	4,796,040
	1.750%, 01/30/26		2,700	2,399,078
	4.450%, 04/03/26		150	145,598
			Face Amount^	Value†
			(000)
IRELAND — (Continued)
ESB Finance DAC
	2.125%, 06/08/27	EUR	1,000	$1,037,967
TOTAL IRELAND				8,378,683
ITALY — (0.8%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		1,000	965,659
Republic of Italy Government International Bond
	6.875%, 09/27/23		2,500	2,568,890
	2.375%, 10/17/24		4,562	4,378,790
	1.250%, 02/17/26		248	220,247
UniCredit SpA
Ω	7.830%, 12/04/23		500	513,860
TOTAL ITALY				8,647,446
JAPAN — (4.0%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		1,000	900,323
Aircastle Ltd.
Ω	5.250%, 08/11/25		3,600	3,523,330
American Honda Finance Corp.
	1.950%, 10/18/24	EUR	210	217,512
Development Bank of Japan, Inc.
	0.010%, 09/09/25	EUR	400	392,976
	0.875%, 10/10/25	EUR	400	402,949
Mitsubishi Corp.
	3.375%, 07/23/24		250	248,210
Mitsubishi UFJ Financial Group, Inc.
	1.412%, 07/17/25		2,300	2,135,749
	2.757%, 09/13/26		2,000	1,897,396
Mizuho Financial Group, Inc.
	1.631%, 04/08/27	EUR	527	527,352
Nissan Motor Acceptance Co. LLC
#Ω	2.000%, 03/09/26		7,495	6,610,958
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		500	480,582
Nomura Holdings, Inc.
	1.653%, 07/14/26		5,828	5,216,814
NTT Finance Corp.
Ω	1.162%, 04/03/26		4,920	4,499,711
	1.162%, 04/03/26		1,500	1,371,863
Sumitomo Mitsui Financial Group, Inc.
#	0.948%, 01/12/26		2,300	2,074,651
	1.546%, 06/15/26	EUR	2,800	2,821,280
	2.632%, 07/14/26		4,000	3,797,665
Toyota Credit Canada, Inc.
	3.040%, 07/12/23	CAD	6,000	4,644,676
Toyota Finance Australia Ltd.
	2.004%, 10/21/24	EUR	1,160	1,207,343

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Toyota Motor Corp.
	1.339%, 03/25/26		163	$152,178
TOTAL JAPAN				43,123,518
NETHERLANDS — (0.7%)
BNG Bank NV
	3.250%, 07/15/25	AUD	7,000	4,872,950
Cooperatieve Rabobank UA
#Ω	2.625%, 07/22/24		1,000	975,098
Enexis Holding NV
	0.875%, 04/28/26	EUR	1,400	1,412,795
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	962,453
TOTAL NETHERLANDS				8,223,296
NORWAY — (3.5%)
Aker BP ASA
	3.000%, 01/15/25		5,900	5,707,574
Ω	3.000%, 01/15/25		1,000	967,386
#Ω	2.875%, 01/15/26		1,300	1,235,267
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	64,485
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	270,000	28,078,670
Ω	1.750%, 03/13/25	NOK	20,000	2,017,444
TOTAL NORWAY				38,070,826
SPAIN — (1.1%)
Banco Santander SA
	3.848%, 04/12/23		2,000	1,997,521
Santander Holdings USA, Inc.
	3.400%, 01/18/23		9,525	9,506,707
TOTAL SPAIN				11,504,228
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.2%)
Asian Development Bank
	0.500%, 05/05/26	AUD	5,400	3,393,716
Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	200	127,948
European Investment Bank
#	2.250%, 06/24/24		25,800	25,447,022
Inter-American Development Bank
	3.000%, 02/21/24		5,000	4,997,700
	2.750%, 10/30/25	AUD	10,000	6,873,161
International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	1,800	1,130,024
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
	1.875%, 04/10/24	NOK	32,890	$3,341,610
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				45,311,181
SWEDEN — (0.7%)
SBAB Bank AB
	1.875%, 12/10/25	EUR	300	309,527
Swedbank AB
Ω	1.538%, 11/16/26		7,900	7,162,240
VOLVO TREASURY AB Co. GUAR REGS 09/25 1.625
	1.625%, 09/18/25	EUR	500	512,552
TOTAL SWEDEN				7,984,319
SWITZERLAND — (1.3%)
Credit Suisse Group AG
	3.750%, 03/26/25		5,207	5,045,594
	4.550%, 04/17/26		1,600	1,570,602
UBS Group AG
Ω	4.125%, 09/24/25		3,000	3,013,977
Ω	4.125%, 04/15/26		5,000	4,983,674
TOTAL SWITZERLAND				14,613,847
UNITED KINGDOM — (5.3%)
AstraZeneca PLC
	0.700%, 04/08/26		9,900	8,995,073
Barclays PLC
	3.650%, 03/16/25		500	491,108
	4.375%, 01/12/26		3,300	3,310,747
BAT Capital Corp.
	3.222%, 08/15/24		3,500	3,434,743
BAT International Finance PLC
	0.875%, 10/13/23	EUR	3,000	3,039,848
	1.668%, 03/25/26		1,000	903,969
BP Capital Markets America, Inc.
	3.119%, 05/04/26		605	597,765
BP Capital Markets PLC
	2.972%, 02/27/26	EUR	1,341	1,425,186
	2.213%, 09/25/26	EUR	2,500	2,587,493
CNH Industrial Capital LLC
	4.200%, 01/15/24		380	380,954
	3.950%, 05/23/25		4,100	4,080,702
Diageo Finance PLC
	2.375%, 05/20/26	EUR	1,000	1,056,936
Experian Finance PLC
	1.375%, 06/25/26	EUR	1,053	1,067,243
HSBC Bank Canada
	2.542%, 01/31/23	CAD	5,000	3,882,160
HSBC Holdings PLC
	3.196%, 12/05/23	CAD	4,000	3,083,144
	4.300%, 03/08/26		1,000	1,005,752

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	Motability Operations Group PLC
	0.375%, 01/03/26	EUR	2,100	$2,063,393
	Nationwide Building Society
Ω	1.500%, 10/13/26		9,000	8,101,786
	Natwest Group PLC
	4.800%, 04/05/26		7,200	7,272,242
	Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		700	688,034
	Unilever Finance Netherlands BV
	0.750%, 02/28/26	EUR	775	779,371
	TOTAL UNITED KINGDOM			58,247,649
UNITED STATES — (41.7%)
	AbbVie, Inc.
	3.200%, 05/14/26		300	297,208
Ally Financial, Inc.
#	3.875%, 05/21/24		4,000	3,984,491
#	5.800%, 05/01/25		1,470	1,521,601
	Amazon.com, Inc.
	1.000%, 05/12/26		23,310	21,610,214
	Amcor Finance USA, Inc.
	3.625%, 04/28/26		551	533,012
	American Express Co.
	2.500%, 07/30/24		2,500	2,449,002
American Tower Corp.
	4.000%, 06/01/25		2,000	1,999,536
	1.300%, 09/15/25		1,000	915,218
	1.600%, 04/15/26		1,500	1,368,384
	3.375%, 10/15/26		3,000	2,894,070
	Ameriprise Financial, Inc.
#	2.875%, 09/15/26		1,000	971,338
	Amgen, Inc.
	2.600%, 08/19/26		4,000	3,876,549
	Anthem, Inc.
	1.500%, 03/15/26		3,700	3,448,307
	Aon Global Ltd.
	2.875%, 05/14/26	EUR	1,500	1,571,398
	Ares Capital Corp.
	3.875%, 01/15/26		1,300	1,223,609
	Arizona Public Service Co.
#	3.150%, 05/15/25		3,000	2,955,710
	Assurant, Inc.
	4.200%, 09/27/23		1,126	1,127,525
	AutoZone, Inc.
	3.250%, 04/15/25		2,000	1,975,232
	Avnet, Inc.
	4.625%, 04/15/26		2,000	2,023,741
Bank of America Corp.
#	3.875%, 08/01/25		1,000	1,009,443
	3.500%, 04/19/26		3,000	2,989,173
	Biogen, Inc.
	4.050%, 09/15/25		6,000	6,039,664
Boardwalk Pipelines LP
	4.950%, 12/15/24		355	358,747
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	5.950%, 06/01/26		200	$210,166
	Boeing Co.
	2.600%, 10/30/25		5,194	4,899,321
Boeing Co.
	3.100%, 05/01/26		1,100	1,054,567
	2.250%, 06/15/26		154	142,214
Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	1,000	1,041,193
	0.100%, 03/08/25	EUR	580	572,084
#	3.650%, 03/15/25		1,000	1,010,337
	1.800%, 03/03/27	EUR	1,000	1,018,581
	BorgWarner, Inc.
Ω	5.000%, 10/01/25		1,683	1,712,141
	Bristol-Myers Squibb Co.
	3.200%, 06/15/26		1,313	1,315,729
	Brown & Brown, Inc.
#	4.200%, 09/15/24		1,429	1,430,220
	Bunge Ltd. Finance Corp.
	1.630%, 08/17/25		500	467,818
	Campbell Soup Co.
	3.650%, 03/15/23		286	285,761
Capital One Financial Corp.
	3.750%, 04/24/24		700	697,736
	3.200%, 02/05/25		1,000	978,364
	Cargill, Inc.
Ω	0.750%, 02/02/26		1,300	1,182,067
	Carrier Global Corp.
	2.242%, 02/15/25		436	421,052
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		1,000	851,183
Charles Schwab Corp.
	0.900%, 03/11/26		2,000	1,835,387
	1.150%, 05/13/26		2,500	2,298,481
Chevron Corp.
	3.326%, 11/17/25		3,000	3,009,328
	2.954%, 05/16/26		2,000	1,987,226
	Chubb INA Holdings, Inc.
	3.150%, 03/15/25		1,100	1,094,962
	Cigna Corp.
	1.250%, 03/15/26		8,000	7,394,548
	Cintas Corp. No. 2
	3.450%, 05/01/25		1,750	1,754,013
Citigroup, Inc.
	3.700%, 01/12/26		1,000	1,000,833
#	3.400%, 05/01/26		5,000	4,922,208
	3.200%, 10/21/26		2,000	1,955,043
	Citrix Systems, Inc.
	1.250%, 03/01/26		1,000	973,718
	CNA Financial Corp.
	3.950%, 05/15/24		7,000	7,009,450
Comcast Corp.
	3.150%, 03/01/26		2,000	1,988,300
	0.000%, 09/14/26	EUR	1,000	958,529
	Conagra Brands, Inc.
	4.300%, 05/01/24		1,409	1,417,488

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Constellation Energy Generation LLC
	3.250%, 06/01/25		2,000	$1,946,880
Crown Castle International Corp.
	3.200%, 09/01/24		5,000	4,942,230
	1.050%, 07/15/26		2,500	2,224,461
Discover Financial Services
#	4.500%, 01/30/26		4,517	4,509,716
Discovery Communications LLC
	3.450%, 03/15/25		200	195,239
DXC Technology Co.
	1.800%, 09/15/26		285	256,641
Eaton Capital UnLtd Co.
	0.750%, 09/20/24	EUR	500	504,155
Edison International
	2.400%, 09/15/22		1,300	1,297,610
	4.950%, 04/15/25		6,000	6,083,021
Elevance Health, Inc.
	2.375%, 01/15/25		1,000	973,580
Emerson Electric Co.
	1.250%, 10/15/25	EUR	600	607,300
Energy Transfer LP
	4.050%, 03/15/25		300	297,398
	2.900%, 05/15/25		7,000	6,725,020
Equinix, Inc.
	2.625%, 11/18/24		4,000	3,875,539
#	1.250%, 07/15/25		3,500	3,227,779
	1.450%, 05/15/26		600	546,376
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,000	3,970,541
Exelon Corp.
	3.950%, 06/15/25		1,700	1,706,668
Expedia Group, Inc.
	5.000%, 02/15/26		3,000	3,034,753
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		721	740,035
Fidelity National Information Services, Inc.
	1.150%, 03/01/26		7,300	6,626,372
Fiserv, Inc.
	3.200%, 07/01/26		3,750	3,650,987
Flex Ltd.
	3.750%, 02/01/26		7,750	7,495,277
Fortune Brands Home & Security, Inc.
	4.000%, 06/15/25		1,000	1,000,565
General Motors Co.
	6.125%, 10/01/25		800	840,997
General Motors Financial Co., Inc.
	2.750%, 06/20/25		2,000	1,912,301
#	1.250%, 01/08/26		3,000	2,706,626
	5.250%, 03/01/26		1,500	1,529,439
Georgia-Pacific LLC
Ω	3.600%, 03/01/25		125	124,734
#Ω	0.950%, 05/15/26		1,537	1,397,390
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Gilead Sciences, Inc.
3.650%, 03/01/26		7,379	$7,401,360
GlaxoSmithKline Capital PLC
# 3.000%, 06/01/24		1,000	1,000,960
Global Payments, Inc.
3.750%, 06/01/23		1,000	999,704
1.500%, 11/15/24		1,000	940,234
1.200%, 03/01/26		400	359,551
Goldman Sachs Group, Inc.
# 3.750%, 02/25/26		6,700	6,709,564
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		3,130	3,158,097
Humana, Inc.
3.850%, 10/01/24		6,850	6,882,454
International Business Machines Corp.
3.000%, 05/15/24		6,000	5,964,411
3.300%, 05/15/26		2,200	2,190,431
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		1,002	1,002,517
Jabil, Inc.
1.700%, 04/15/26		4,500	4,088,995
JM Smucker Co.
3.500%, 03/15/25		1,000	1,000,561
JPMorgan Chase & Co.
3.300%, 04/01/26		7,900	7,807,535
Juniper Networks, Inc.
1.200%, 12/10/25		6,000	5,428,854
Kellogg Co.
3.250%, 04/01/26		1,122	1,110,767
Kinder Morgan, Inc.
4.300%, 06/01/25		2,000	2,017,995
Laboratory Corp. of America Holdings
1.550%, 06/01/26		2,000	1,838,029
Lazard Group LLC
3.750%, 02/13/25		2,460	2,440,347
3.625%, 03/01/27		4,000	3,846,995
Lennar Corp.
4.750%, 05/30/25		3,700	3,730,361
Marathon Petroleum Corp.
4.700%, 05/01/25		3,900	3,976,875
Marsh & McLennan Cos., Inc.
# 3.500%, 06/03/24		2,000	1,998,006
1.349%, 09/21/26	EUR	342	340,247
McDonald's Corp.
3.700%, 01/30/26		1,287	1,305,417
McKesson Corp.
0.900%, 12/03/25		1,600	1,455,395
Merck & Co., Inc.
0.500%, 11/02/24	EUR	700	706,820
Morgan Stanley
3.000%, 02/07/24	CAD	11,500	8,794,620
MPLX LP
4.875%, 12/01/24		165	167,750

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	1.750%, 03/01/26		3,900	$3,586,004
Mylan, Inc.
Ω	3.125%, 01/15/23		3,550	3,527,636
	4.200%, 11/29/23		331	331,218
National Retail Properties, Inc.
	3.900%, 06/15/24		5,000	4,998,216
National Rural Utilities Cooperative Finance Corp.
#	1.000%, 06/15/26		2,600	2,386,534
NetApp, Inc.
	1.875%, 06/22/25		7,000	6,639,377
Nuveen Finance LLC
Ω	4.125%, 11/01/24		7,000	6,990,039
ONEOK, Inc.
	2.750%, 09/01/24		3,590	3,501,012
	2.200%, 09/15/25		2,055	1,927,419
	5.850%, 01/15/26		1,500	1,572,720
Oracle Corp.
#	2.500%, 04/01/25		1,000	966,830
	1.650%, 03/25/26		7,450	6,848,708
Ovintiv Exploration, Inc.
	5.375%, 01/01/26		292	297,797
Paramount Global
	4.750%, 05/15/25		2,038	2,070,206
Penske Truck Leasing Co. LP/PTL Finance Corp.
#Ω	4.000%, 07/15/25		2,000	1,982,286
Ω	4.450%, 01/29/26		1,715	1,719,476
Ω	1.700%, 06/15/26		4,000	3,613,480
Philip Morris International, Inc.
	2.875%, 05/01/24		500	495,749
	2.750%, 03/19/25	EUR	424	433,782
	2.750%, 02/25/26		3,395	3,280,332
	0.875%, 05/01/26		1,497	1,346,449
Phillips 66
	1.300%, 02/15/26		3,500	3,212,317
Phillips 66 Co.
Ω	2.450%, 12/15/24		851	821,982
PPG Industries, Inc.
	1.200%, 03/15/26		1,202	1,096,461
Public Storage
#	0.875%, 02/15/26		4,000	3,668,773
PulteGroup, Inc.
	5.500%, 03/01/26		3,000	3,087,059
PVH Corp.
#	4.625%, 07/10/25		4,851	4,851,318
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		2,550	2,360,210
Roper Technologies, Inc.
	1.000%, 09/15/25		1,500	1,373,858
Ross Stores, Inc.
	4.600%, 04/15/25		2,000	2,049,855
Royalty Pharma PLC
	1.200%, 09/02/25		8,000	7,351,565
Ryder System, Inc.
	3.400%, 03/01/23		2,325	2,322,825
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
2.500%, 09/01/24		3,000	$2,907,770
# 4.625%, 06/01/25		1,000	1,014,356
3.350%, 09/01/25		1,500	1,468,897
Schlumberger Finance BV
1.375%, 10/28/26	EUR	500	507,741
Sempra Energy
# 3.300%, 04/01/25		3,531	3,491,562
Simon Property Group LP
2.000%, 09/13/24		5,000	4,843,631
3.500%, 09/01/25		3,500	3,486,700
Sky Ltd.
2.500%, 09/15/26	EUR	3,467	3,664,894
Southwest Airlines Co.
# 4.750%, 05/04/23		1,000	1,007,116
# 5.250%, 05/04/25		4,500	4,636,070
Southwestern Electric Power Co.
# 1.650%, 03/15/26		5,345	4,945,340
Steel Dynamics, Inc.
# 2.400%, 06/15/25		2,100	2,014,062
Thermo Fisher Scientific, Inc.
1.400%, 01/23/26	EUR	500	509,308
United Parcel Service, Inc.
2.125%, 05/21/24	CAD	5,000	3,802,351
1.625%, 11/15/25	EUR	1,000	1,029,932
UnitedHealth Group, Inc.
# 1.150%, 05/15/26		1,250	1,162,481
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		2,000	1,892,909
Valero Energy Corp.
2.850%, 04/15/25		514	499,755
Ventas Realty LP
3.500%, 04/15/24		1,000	990,695
2.650%, 01/15/25		2,000	1,924,507
Verizon Communications, Inc.
# 3.376%, 02/15/25		1,000	1,003,183
1.450%, 03/20/26		7,100	6,644,924
ViacomCBS, Inc.
# 4.000%, 01/15/26		2,000	2,002,076
Viatris, Inc.
1.650%, 06/22/25		480	439,756
VMware, Inc.
1.400%, 08/15/26		3,725	3,354,617
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		677	675,021
Wells Fargo & Co.
3.184%, 02/08/24	CAD	4,250	3,259,943
3.550%, 09/29/25		2,500	2,491,024
3.000%, 04/22/26		4,000	3,894,611
2.975%, 05/19/26	CAD	1,000	742,259
Western Union Co.
1.350%, 03/15/26		3,062	2,771,499
Williams Cos., Inc.
4.000%, 09/15/25		566	564,822

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
WRKCo, Inc.
4.650%, 03/15/26	500	$510,841
TOTAL UNITED STATES		454,513,848
TOTAL BONDS		938,665,653
U.S. TREASURY OBLIGATIONS — (11.1%)
U.S. Treasury Notes
0.125%, 07/31/23	45,175	43,911,512
0.375%, 10/31/23	11,000	10,655,391
2.125%, 11/30/23	54,000	53,424,141
0.750%, 12/31/23	7,000	6,786,719
0.875%, 01/31/24	6,500	6,300,937
TOTAL U.S. TREASURY OBLIGATIONS		121,078,700
TOTAL INVESTMENT SECURITIES (Cost $1,123,257,355)		1,059,744,353

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	2,550,597	$29,502,751
TOTAL INVESTMENTS — (100.0%)
(Cost $1,152,757,205)^^			$1,089,247,104

As of July 31, 2022, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	86,451,351	USD	52,832,582	UBS AG	08/12/22	$1,538,053
CAD	1,198,227	USD	925,313	Bank of America Corp.	08/23/22	10,370
USD	40,891,770	CAD	52,330,760	HSBC Bank	08/23/22	27,224
CAD	4,987,794	USD	3,893,353	UBS AG	08/24/22	1,560
AUD	7,527,821	USD	5,197,094	State Street Bank and Trust	08/31/22	65,026
NOK	21,577,484	USD	2,131,681	BANK OF NEW YORK	09/16/22	103,084
USD	1,545,766	EUR	1,504,283	HSBC Bank	10/05/22	1,387
Total Appreciation						$1,746,704
USD	41,226,245	CAD	52,952,725	HSBC Bank	08/24/22	$(123,951)
USD	77,561,215	AUD	112,432,538	Bank of America Corp.	08/31/22	(1,031,710)
USD	37,378,657	NOK	374,102,421	UBS AG	09/16/22	(1,366,855)
USD	6,052,728	EUR	5,946,086	Australia and New Zealand Bank	10/05/22	(51,849)
USD	4,449,553	EUR	4,386,315	HSBC Bank	10/05/22	(53,676)
USD	21,559,131	EUR	21,154,104	State Street Bank and Trust	10/05/22	(158,823)
USD	3,992,433	EUR	3,904,530	Australia and New Zealand Bank	10/28/22	(22,994)
USD	3,220,751	EUR	3,139,737	State Street Bank and Trust	10/28/22	(8,161)
Total (Depreciation)						$(2,818,019)
Total Appreciation (Depreciation)						$(1,071,315)

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$59,575,069	—	$59,575,069
Belgium	—	6,419,764	—	6,419,764
Canada	—	112,946,875	—	112,946,875
France	—	14,392,270	—	14,392,270
Germany	—	46,712,834	—	46,712,834
Ireland	—	8,378,683	—	8,378,683
Italy	—	8,647,446	—	8,647,446
Japan	—	43,123,518	—	43,123,518
Netherlands	—	8,223,296	—	8,223,296
Norway	—	38,070,826	—	38,070,826
Spain	—	11,504,228	—	11,504,228
Supranational Organization Obligations	—	45,311,181	—	45,311,181
Sweden	—	7,984,319	—	7,984,319
Switzerland	—	14,613,847	—	14,613,847
United Kingdom	—	58,247,649	—	58,247,649
United States	—	454,513,848	—	454,513,848
U.S. Treasury Obligations	—	121,078,700	—	121,078,700
Securities Lending Collateral	—	29,502,751	—	29,502,751
Forward Currency Contracts**	—	(1,071,315)	—	(1,071,315)
TOTAL	—	$1,088,175,789	—	$1,088,175,789
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

		Face Amount	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (99.8%)∞
U.S. Treasury Notes
∞	0.125%, 07/15/23	20,600	$20,046,375
∞	0.125%, 07/31/23	163,250	158,684,102
∞	0.125%, 08/15/23	97,500	94,674,023
∞	0.250%, 09/30/23	164,600	159,514,117
∞	0.125%, 10/15/23	145,250	140,421,572
∞	0.375%, 10/31/23	164,000	158,862,188
∞	0.250%, 11/15/23	112,000	108,220,000
∞	0.500%, 11/30/23	165,000	159,708,399
∞	0.125%, 12/15/23	165,000	158,709,375
∞	0.750%, 12/31/23	168,750	163,608,398
∞	0.125%, 01/15/24	172,500	165,573,047
∞	0.875%, 01/31/24	123,500	119,717,812
TOTAL U.S. TREASURY OBLIGATIONS Cost ($1,614,285,133)			1,607,739,408

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 1.880%	2,561,639	2,561,639
TOTAL INVESTMENTS — (100.0%)
(Cost $1,616,846,772)^^		$1,610,301,047
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$1,607,739,408	—	$1,607,739,408
Temporary Cash Investments	$2,561,639	—	—	2,561,639
TOTAL	$2,561,639	$1,607,739,408	—	$1,610,301,047

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (74.0%)
AUSTRALIA — (8.8%)
Australia & New Zealand Banking Group Ltd.
	3.700%, 11/16/25		25,712	$25,850,524
Australia Government Bond
	3.250%, 04/21/25	AUD	15,200	10,780,470
	0.250%, 11/21/25	AUD	201,640	129,880,008
Bank of New Zealand
#Ω	1.000%, 03/03/26		6,717	6,090,104
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		154,303	139,754,850
National Australia Bank Ltd.
	0.250%, 05/20/24	EUR	4,100	4,118,555
Ω	1.388%, 01/12/25		13,200	12,555,274
#	3.375%, 01/14/26		42,854	42,550,939
	2.900%, 02/25/27	AUD	8,000	5,343,793
New South Wales Treasury Corp.
	1.250%, 03/20/25	AUD	5,000	3,343,216
	4.000%, 05/20/26	AUD	193,900	139,976,192
Queensland Treasury Corp.
	5.750%, 07/22/24	AUD	12,700	9,370,613
Ω	4.750%, 07/21/25	AUD	8,100	5,933,513
Ω	3.250%, 07/21/26	AUD	122,000	85,788,429
South Australian Government Financing Authority
	2.250%, 08/15/24	AUD	5,500	3,789,934
	3.000%, 07/20/26	AUD	54,500	37,907,871
Treasury Corp. of Victoria
	5.500%, 12/17/24	AUD	19,000	14,076,484
	0.500%, 11/20/25	AUD	180,020	115,719,597
Western Australian Treasury Corp.
	2.500%, 07/23/24	AUD	5,100	3,541,502
	5.000%, 07/23/25	AUD	4,000	2,951,233
Westpac Banking Corp.
#	1.019%, 11/18/24		2,000	1,897,299
	2.350%, 02/19/25		24,456	23,853,971
	2.850%, 05/13/26		57,130	55,580,440
#	1.150%, 06/03/26		113,167	103,128,235
	4.125%, 06/04/26	AUD	15,300	10,794,208
TOTAL AUSTRALIA				994,577,254
AUSTRIA — (1.0%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		61,554	58,350,211
	0.375%, 09/17/25		55,300	51,067,341
TOTAL AUSTRIA				109,417,552
BELGIUM — (2.2%)
Dexia Credit Local SA
	0.500%, 07/16/24		47,486	45,168,881
	1.250%, 11/26/24	EUR	19,700	20,225,910
			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
	1.125%, 04/09/26		107,824	$100,263,381
Ω	1.125%, 04/09/26		17,400	16,179,912
Euroclear Bank SA
	0.125%, 07/07/25	EUR	1,950	1,918,260
Kingdom of Belgium Government Bond
Ω	0.500%, 10/22/24	EUR	30,100	30,870,446
Ω	0.800%, 06/22/25	EUR	33,200	34,264,516
TOTAL BELGIUM				248,891,306
CANADA — (13.4%)
Bank of Montreal
	2.700%, 09/11/24	CAD	67,550	51,632,455
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	70,000	53,241,654
Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	25,000	19,278,435
CDP Financial, Inc.
	0.875%, 06/10/25		10,820	10,165,025
	1.000%, 05/26/26		35,550	32,798,031
CPPIB Capital, Inc.
Ω	0.875%, 09/09/26		368,590	336,028,420
Export Development Canada
	2.625%, 02/21/24		7,400	7,350,584
EXPORT DEVELOPMNT CANADA
	0.000%, 01/27/25	EUR	11,466	11,417,578
Manitoba, Province of Canada
	2.600%, 04/16/24		39,500	39,162,670
OMERS Finance Trust
	0.450%, 05/13/25	EUR	43,200	43,165,825
Ontario Teachers' Finance Trust
	0.500%, 05/06/25	EUR	20,150	20,185,587
Ω	0.875%, 09/21/26		168,686	153,489,944
Ontario, Province of Canada
	3.050%, 01/29/24		60,000	59,862,936
	0.875%, 01/21/25	EUR	2,400	2,437,110
	3.100%, 08/26/25	AUD	3,830	2,644,368
Province of Alberta Canada
	0.500%, 04/16/25	EUR	29,600	29,763,667
	0.625%, 04/18/25	EUR	15,176	15,300,519
Province of Ontario Canada
	0.625%, 01/21/26		44,468	40,808,501
	1.050%, 04/14/26		54,452	50,497,667
Province of Quebec Canada
	0.875%, 01/15/25	EUR	11,100	11,276,229
PSP Capital, Inc.
	0.500%, 09/15/24		7,187	6,800,914
Ω	1.000%, 06/29/26		76,871	70,870,494

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Quebec, Province of Canada
	2.500%, 04/09/24		92,463	$91,486,413
	0.200%, 04/07/25	EUR	666	664,008
	Royal Bank of Canada
	4.200%, 06/22/26	AUD	6,439	4,535,192
Toronto-Dominion Bank
	3.226%, 07/24/24	CAD	84,000	64,966,429
#	0.750%, 09/11/25		12,650	11,592,447
	1.128%, 12/09/25	CAD	77,600	54,878,419
	0.750%, 01/06/26		78,639	71,457,735
#	1.200%, 06/03/26		151,863	138,242,880
	TOTAL CANADA			1,506,002,136
DENMARK — (2.0%)
	Denmark Government Bond
	0.000%, 11/15/24	DKK	1,666,500	225,907,350
	Novo Nordisk Finance Netherlands BV
	0.750%, 03/31/25	EUR	3,900	3,957,335
	TOTAL DENMARK			229,864,685
FINLAND — (1.2%)
	Finland Government Bond
	0.875%, 09/15/25	EUR	16,200	16,703,770
	Kuntarahoitus Oyj
	0.625%, 03/20/26		85,551	78,564,022
	KUNTARAHOITUS Oyj LOCAL GOVT G REGS 11/24 0.0000
	0.000%, 11/15/24	EUR	5,100	5,098,128
	Nordea Bank Abp
#Ω	0.750%, 08/28/25		37,450	34,244,173
	TOTAL FINLAND			134,610,093
FRANCE — (5.1%)
Agence Francaise de Developpement EPIC
	0.000%, 03/25/25	EUR	58,300	58,364,474
	0.625%, 01/22/26		181,800	167,249,455
	Bpifrance SACA
	0.500%, 05/25/25	EUR	3,000	3,036,785
Caisse d'Amortissement de la Dette Sociale
	0.375%, 05/27/24		44,000	41,846,796
	1.375%, 11/25/24	EUR	29,642	30,710,405
	French Republic Government Bond OAT
	0.000%, 02/25/25	EUR	113,700	114,530,648
	Sanofi
	0.875%, 04/06/25	EUR	5,000	5,091,054
	SFIL SA
	0.625%, 02/09/26		111,800	102,528,426
	Societe Nationale SNCF SA
	4.125%, 02/19/25	EUR	4,550	5,026,505
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Unedic Asseo
	2.375%, 05/25/24	EUR	12,700	$13,376,441
	0.125%, 11/25/24	EUR	22,800	22,949,464
	0.625%, 02/17/25	EUR	6,000	6,106,641
	TOTAL FRANCE			570,817,094
GERMANY — (4.7%)
Erste Abwicklungsanstalt
	0.250%, 03/01/24		5,000	4,785,600
	0.875%, 10/30/24		64,800	61,871,040
	FMS Wertmanagement
	0.375%, 05/06/24		12,000	11,449,728
	Free State of Bavaria
	0.010%, 01/17/25	EUR	3,500	3,496,490
Kreditanstalt fuer Wiederaufbau
	0.250%, 03/08/24		55,900	53,501,893
	1.625%, 05/10/24		65,000	63,445,070
	0.125%, 10/04/24	EUR	11,300	11,421,081
	0.000%, 11/15/24	EUR	12,540	12,622,333
	0.000%, 02/18/25	EUR	32,820	32,940,288
	4.000%, 02/27/25	AUD	18,390	13,112,580
	0.010%, 03/31/25	EUR	4,843	4,854,028
	0.375%, 04/23/25	EUR	7,171	7,255,681
	3.200%, 09/11/26	AUD	15,800	10,977,023
	Land Berlin
	0.250%, 04/22/25	EUR	4,000	4,009,174
	Land Hessen
	0.000%, 03/10/25	EUR	13,300	13,260,117
Landeskreditbank Baden-Wuerttemberg Foerderbank
	2.000%, 07/23/24		113,054	110,839,046
	4.250%, 08/07/25	AUD	2,300	1,643,421
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	27,300	19,570,427
	4.250%, 01/09/25	AUD	3,400	2,434,633
	4.750%, 05/06/26	AUD	31,370	23,012,644
	NRW Bank
	1.050%, 03/31/26	AUD	27,092	17,308,448
	State of North Rhine-Westphalia Germany
	1.000%, 04/21/26		49,200	45,688,126
	TOTAL GERMANY			529,498,871
IRELAND — (0.2%)
Ireland Government Bond
	5.400%, 03/13/25	EUR	18,600	21,388,382
NETHERLANDS — (2.8%)
BNG Bank NV
	0.500%, 04/16/25	EUR	7,300	7,366,552
	3.250%, 07/15/25	AUD	38,975	27,131,889
	0.500%, 11/24/25		25,024	23,048,005
	1.900%, 11/26/25	AUD	5,690	3,789,049
	2.375%, 03/16/26		44,766	43,756,437
Ω	0.875%, 05/18/26		90,890	83,936,911

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
#	1.375%, 01/10/25		44,684	$42,383,880
Netherlands Government Bond
Ω	2.000%, 07/15/24	EUR	33,100	34,938,991
Ω	0.250%, 07/15/25	EUR	21,700	22,056,497
Shell International Finance BV
	1.125%, 04/07/24	EUR	1,800	1,848,538
#	3.250%, 05/11/25		1,255	1,254,942
#	2.875%, 05/10/26		26,274	25,830,235
TOTAL NETHERLANDS				317,341,926
NEW ZEALAND — (0.5%)
New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	86,399	52,974,324
	2.750%, 04/15/25	NZD	9,466	5,792,829
TOTAL NEW ZEALAND				58,767,153
NORWAY — (3.1%)
Equinor ASA
#	1.750%, 01/22/26		18,950	18,038,304
Kommunalbanken AS
	2.000%, 06/19/24		42,700	41,858,271
	4.250%, 07/16/25	AUD	26,792	19,196,488
	4.000%, 08/20/25	NZD	943	594,264
	0.375%, 09/11/25		3,470	3,200,767
	0.500%, 01/13/26		100,500	92,285,803
	0.600%, 06/01/26	AUD	21,226	13,321,348
Ω	1.125%, 10/26/26		77,748	71,962,039
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	574,000	59,693,173
Ω	1.750%, 03/13/25	NOK	333,900	33,681,231
TOTAL NORWAY				353,831,688
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.7%)
African Development Bank
	4.750%, 03/06/24	AUD	2,500	1,787,492
	0.875%, 03/23/26		139,377	129,320,949
	4.500%, 06/02/26	AUD	24,000	17,427,599
Asian Development Bank
	1.625%, 03/15/24		119,000	116,396,280
	0.375%, 06/11/24		17,000	16,175,949
	3.750%, 03/12/25	AUD	25,500	18,062,131
	0.500%, 05/05/26	AUD	22,755	14,300,742
Asian Infrastructure Investment Bank
	2.250%, 05/16/24		25,326	24,926,856
	0.500%, 10/30/24		27,477	25,926,326
#	0.500%, 01/27/26		249,343	227,774,676
	1.000%, 05/06/26	AUD	12,400	7,932,790
Council Of Europe Development Bank
	0.375%, 03/27/25	EUR	13,562	13,624,236
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
	0.250%, 02/09/24	EUR	2,878	$2,907,020
European Financial Stability Facility
	2.125%, 02/19/24	EUR	27,450	28,643,864
	0.000%, 04/19/24	EUR	20,600	20,785,572
	1.750%, 06/27/24	EUR	4,010	4,170,617
	0.400%, 02/17/25	EUR	7,050	7,119,014
	0.500%, 07/11/25	EUR	2,096	2,116,570
	0.000%, 10/15/25	EUR	10,400	10,320,642
European Investment Bank
	3.250%, 01/29/24		10,500	10,539,270
	2.250%, 06/24/24		43,200	42,608,968
	0.750%, 09/09/24	NOK	113,000	11,209,741
	0.875%, 09/13/24	EUR	7,450	7,623,027
	0.000%, 03/25/25	EUR	1,520	1,517,601
	2.900%, 10/17/25	AUD	6,252	4,325,295
European Stability Mechanism
	0.000%, 12/16/24	EUR	8,500	8,521,284
	0.000%, 03/14/25	EUR	27,177	27,139,154
European Union
	0.500%, 04/04/25	EUR	12,900	13,086,824
	0.800%, 07/04/25	EUR	82,900	84,794,855
	0.000%, 07/06/26	EUR	11,200	11,027,998
Inter-American Development Bank
	3.000%, 02/21/24		12,300	12,294,342
	4.750%, 08/27/24	AUD	20,500	14,752,738
	0.500%, 09/23/24		3,628	3,441,085
	2.750%, 10/30/25	AUD	21,735	14,938,814
	2.700%, 01/29/26	AUD	5,055	3,460,791
	4.250%, 06/11/26	AUD	56,000	40,352,265
Inter-American Investment Corp.
	1.750%, 10/02/24		4,860	4,724,046
International Bank for Reconstruction & Development
	2.500%, 03/19/24		134,143	132,944,113
	2.250%, 03/28/24		37,370	36,920,414
	1.375%, 02/19/25	NZD	8,388	4,961,104
	0.500%, 05/18/26	AUD	41,779	26,228,485
International Finance Corp.
	4.000%, 04/03/25	AUD	54,892	39,117,057
	3.200%, 07/22/26	AUD	107,200	74,512,404
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				1,320,761,000
SWEDEN — (5.8%)
Kommuninvest I Sverige AB
	1.375%, 05/08/24		44,000	42,686,600
Ω	1.375%, 05/08/24		14,250	13,826,063
Ω	2.875%, 07/03/24		60,617	60,321,553

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
	1.000%, 10/02/24	SEK	361,000	$34,410,662
	1.000%, 05/12/25	SEK	259,000	24,472,555
Skandinaviska Enskilda Banken AB
#Ω	0.850%, 09/02/25		59,880	54,639,302
Ω	1.400%, 11/19/25		159,000	147,405,491
#Ω	1.200%, 09/09/26		170,450	153,665,788
Svensk Exportkredit AB
	0.375%, 07/30/24		72,022	68,339,314
	0.625%, 10/07/24		22,000	20,870,785
Svenska Handelsbanken AB
Ω	0.550%, 06/11/24		4,500	4,250,835
	0.125%, 06/18/24	EUR	3,650	3,663,795
Sweden Government Bond
	2.500%, 05/12/25	SEK	295,000	29,627,438
TOTAL SWEDEN				658,180,181
SWITZERLAND — (0.3%)
Novartis Capital Corp.
#	3.400%, 05/06/24		10,000	10,050,638
#	3.000%, 11/20/25		20,224	20,161,369
TOTAL SWITZERLAND				30,212,007
UNITED STATES — (11.2%)
Abbott Ireland Financing DAC
	0.100%, 11/19/24	EUR	2,000	2,005,323
Amazon.com, Inc.
#	2.730%, 04/13/24		120,000	119,691,320
#	0.450%, 05/12/24		29,300	28,067,922
	1.000%, 05/12/26		206,865	191,780,216
Apple, Inc.
#	1.125%, 05/11/25		27,551	26,170,837
#	3.200%, 05/13/25		8,983	9,043,343
#	0.550%, 08/20/25		60,000	55,690,789
	0.700%, 02/08/26		234,673	216,820,878
#	3.250%, 02/23/26		8,458	8,519,770
	3.600%, 06/10/26	AUD	4,150	2,871,480
Berkshire Hathaway, Inc.
#	3.125%, 03/15/26		39,087	39,199,641
Chevron Corp.
#	1.554%, 05/11/25		39,200	37,711,143
	3.326%, 11/17/25		7,847	7,871,400
#	2.954%, 05/16/26		4,000	3,974,452
Chevron USA, Inc.
#	0.687%, 08/12/25		21,125	19,629,013
Exxon Mobil Corp.
	0.142%, 06/26/24	EUR	7,939	7,968,632
#	2.709%, 03/06/25		9,300	9,202,676
Johnson & Johnson
#	2.450%, 03/01/26		15,234	15,083,020
Merck & Co., Inc.
#	0.750%, 02/24/26		15,589	14,451,159
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
National Securities Clearing Corp.
	1.500%, 04/23/25		27,988	$26,608,637
#Ω	1.500%, 04/23/25		26,428	25,125,520
#Ω	0.750%, 12/07/25		31,144	28,515,029
Nestle Holdings, Inc.
	3.500%, 09/24/25		2,850	2,873,408
#Ω	0.625%, 01/15/26		22,181	20,313,592
Procter & Gamble Co.
#	0.550%, 10/29/25		26,600	24,751,079
	1.000%, 04/23/26		32,107	30,094,545
Roche Finance Europe BV
	0.875%, 02/25/25	EUR	3,106	3,185,699
Roche Holdings, Inc.
#Ω	1.882%, 03/08/24		106,000	103,799,103
Ω	0.991%, 03/05/26		36,750	34,014,797
Ω	2.625%, 05/15/26		6,253	6,098,894
Visa, Inc.
#	3.150%, 12/14/25		29,894	29,880,784
Walmart, Inc.
#	1.050%, 09/17/26		119,000	110,843,922
TOTAL UNITED STATES				1,261,858,023
TOTAL BONDS				8,346,019,351
U.S. TREASURY OBLIGATIONS — (25.3%)
U.S. Treasury Notes
	0.125%, 07/15/23		380,000	369,787,500
	0.125%, 07/31/23		495,500	481,641,484
	0.125%, 08/15/23		632,000	613,681,872
	2.750%, 11/15/23		50,000	49,873,047
	0.125%, 12/15/23		141,000	135,624,375
	0.750%, 12/31/23		439,000	425,624,219
	0.875%, 01/31/24		442,000	428,463,750
	2.500%, 01/31/24		120,000	119,193,750
	0.125%, 02/15/24		234,000	224,118,985
TOTAL U.S. TREASURY OBLIGATIONS				2,848,008,982
TOTAL INVESTMENT SECURITIES (Cost $11,680,238,491)				11,194,028,333

		Shares
SECURITIES LENDING COLLATERAL — (0.7%)
@§	The DFA Short Term Investment Fund	7,138,417	82,570,066
TOTAL INVESTMENTS — (100.0%)
(Cost $11,762,800,154)^^			$11,276,598,399

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
As of July 31, 2022, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	2,072,422	USD	1,268,364	Australia and New Zealand Bank	08/12/22	$35,016
AUD	1,696,556	USD	1,171,504	Citibank, N.A.	08/15/22	14,110
USD	50,178,423	CAD	64,162,366	Bank of America Corp.	08/23/22	74,698
USD	44,009,272	CAD	56,080,355	UBS AG	08/26/22	216,821
USD	94,399,005	EUR	89,215,561	Bank of America Corp.	09/07/22	2,988,907
USD	17,798,691	EUR	16,646,193	HSBC Bank	09/07/22	743,032
AUD	13,696,179	USD	9,359,736	Royal Bank of Scotland	09/07/22	215,306
USD	35,281,542	EUR	32,785,375	State Street Bank and Trust	09/07/22	1,689,707
USD	22,637,543	DKK	160,155,928	Bank of America Corp.	09/12/22	584,584
USD	31,947,500	DKK	222,580,932	HSBC Bank	09/12/22	1,298,817
USD	15,345,076	NOK	146,619,607	JP Morgan	09/12/22	160,760
USD	14,025,248	DKK	98,531,372	Societe Generale	09/12/22	457,792
USD	54,169,357	DKK	382,116,262	UBS AG	09/12/22	1,553,170
USD	46,394,125	EUR	43,767,668	Bank of America Corp.	09/13/22	1,530,644
USD	10,124,787	EUR	9,654,129	Royal Bank of Scotland	09/13/22	228,947
USD	89,446,708	EUR	84,795,596	State Street Bank and Trust	09/13/22	2,528,082
USD	8,715,801	SEK	87,531,724	Societe Generale	09/15/22	85,348
USD	59,261,537	EUR	56,046,638	Bank of America Corp.	09/21/22	1,778,827
USD	44,535,914	EUR	41,996,638	Barclays Capital	09/21/22	1,463,205
USD	7,735,160	EUR	7,304,378	JP Morgan	09/21/22	243,624
USD	19,139,909	EUR	17,991,555	State Street Bank and Trust	09/21/22	687,360
USD	47,188,811	EUR	44,269,420	Bank of America Corp.	09/28/22	1,762,370
USD	96,308,878	EUR	91,594,159	State Street Bank and Trust	09/28/22	2,320,823
USD	7,716,869	DKK	55,864,542	Bank of America Corp.	10/06/22	11,203
USD	42,376,401	EUR	41,010,668	State Street Bank and Trust	10/06/22	269,508
USD	15,613,477	EUR	15,178,802	State Street Bank and Trust	10/12/22	22,030
USD	2,758,630	EUR	2,683,098	Australia and New Zealand Bank	10/13/22	2,386
USD	17,530,199	EUR	17,052,542	JP Morgan	10/13/22	12,778
Total Appreciation						$22,979,855
USD	67,737,976	AUD	99,111,243	UBS AG	08/08/22	$(1,516,522)
USD	83,399,175	AUD	122,016,813	HSBC Bank	08/09/22	(1,862,051)
USD	8,396,549	NOK	85,346,873	BANK OF NEW YORK	08/12/22	(436,414)
USD	44,910,901	NZD	73,312,501	HSBC Bank	08/12/22	(1,196,501)
USD	18,430,750	NOK	188,268,346	HSBC Bank	08/12/22	(1,054,056)
USD	54,481,307	AUD	80,490,048	JP Morgan	08/12/22	(1,765,187)
USD	15,732,850	NOK	160,839,422	JP Morgan	08/12/22	(913,204)
USD	19,748,173	NZD	31,678,021	State Street Bank and Trust	08/12/22	(174,640)
USD	14,581,534	NOK	146,000,955	UBS AG	08/12/22	(528,815)
USD	136,628,004	AUD	201,812,288	JP Morgan	08/15/22	(4,405,629)
USD	81,472,536	AUD	121,221,196	Bank of America Corp.	08/16/22	(3,242,583)
USD	73,685,275	AUD	108,866,833	Bank of America Corp.	08/17/22	(2,397,303)
USD	16,725,446	SEK	172,140,316	HSBC Bank	08/19/22	(227,354)
USD	84,046,901	AUD	123,170,584	JP Morgan	08/19/22	(2,034,865)
USD	9,205,321	SEK	94,117,120	JP Morgan	08/19/22	(63,563)
USD	61,720,292	AUD	89,581,084	Bank of America Corp.	08/22/22	(889,506)
USD	8,616,526	AUD	12,510,113	Bank of America Corp.	08/23/22	(127,159)
USD	11,146,793	AUD	16,152,636	HSBC Bank	08/23/22	(142,758)
USD	10,616,021	AUD	15,363,519	JP Morgan	08/23/22	(121,993)
USD	83,998,967	AUD	120,899,223	Australia and New Zealand Bank	08/29/22	(509,536)
USD	78,138,960	AUD	112,810,467	UBS AG	08/30/22	(716,826)
USD	52,469,658	CAD	68,280,959	Bank of America Corp.	09/06/22	(848,422)
USD	85,318,585	AUD	125,129,921	State Street Bank and Trust	09/07/22	(2,160,139)
USD	52,626,031	CAD	68,402,942	Bank of America Corp.	09/08/22	(786,627)
DKK	1,536,510	USD	216,628	Bank of America Corp.	09/12/22	(5,056)
USD	9,479,440	NOK	93,600,414	BANK OF NEW YORK	09/12/22	(214,068)
USD	18,323,964	SEK	192,137,368	Bank of America Corp.	09/15/22	(620,397)
USD	6,811,615	SEK	69,411,141	UBS AG	09/15/22	(32,185)
USD	17,279,683	EUR	17,109,529	BANK OF NEW YORK	09/21/22	(268,240)

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	27,925,093	SEK	288,964,661	Bank of America Corp.	09/29/22	$(582,855)
USD	495,469	NOK	4,994,540	Barclays Capital	09/29/22	(21,919)
USD	19,420,237	NOK	192,748,707	UBS AG	09/29/22	(546,747)
USD	73,729,146	AUD	108,822,449	State Street Bank and Trust	10/04/22	(2,378,250)
USD	44,743,113	DKK	327,096,333	Bank of America Corp.	10/06/22	(374,864)
USD	20,494,091	DKK	149,042,398	BANK OF NEW YORK	10/06/22	(64,046)
USD	4,611,415	EUR	4,497,327	JP Morgan	10/06/22	(6,127)
USD	12,022,356	DKK	87,350,015	JP Morgan	10/06/22	(26,253)
USD	6,903,873	DKK	50,289,983	Morgan Stanley and Co. International	10/06/22	(32,867)
USD	99,778,709	EUR	97,928,547	State Street Bank and Trust	10/06/22	(767,491)
USD	13,527,977	DKK	99,843,612	State Street Bank and Trust	10/06/22	(243,935)
USD	14,760,413	EUR	14,580,471	Bank of America Corp.	10/12/22	(216,437)
USD	31,400,541	EUR	30,939,520	HSBC Bank	10/12/22	(380,090)
USD	4,294,202	EUR	4,240,973	JP Morgan	10/12/22	(62,064)
USD	77,990,024	EUR	76,966,674	State Street Bank and Trust	10/12/22	(1,069,038)
USD	71,784,129	EUR	70,244,751	State Street Bank and Trust	10/13/22	(375,602)
USD	42,749,338	CAD	55,503,227	HSBC Bank	10/17/22	(582,404)
Total (Depreciation)						$(36,992,588)
Total Appreciation (Depreciation)						$(14,012,733)
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$994,577,254	—	$994,577,254
Austria	—	109,417,552	—	109,417,552
Belgium	—	248,891,306	—	248,891,306
Canada	—	1,506,002,136	—	1,506,002,136
Denmark	—	229,864,685	—	229,864,685
Finland	—	134,610,093	—	134,610,093
France	—	570,817,094	—	570,817,094
Germany	—	529,498,871	—	529,498,871
Ireland	—	21,388,382	—	21,388,382
Netherlands	—	317,341,926	—	317,341,926
New Zealand	—	58,767,153	—	58,767,153
Norway	—	353,831,688	—	353,831,688
Supranational Organization Obligations	—	1,320,761,000	—	1,320,761,000
Sweden	—	658,180,181	—	658,180,181
Switzerland	—	30,212,007	—	30,212,007
United States	—	1,261,858,023	—	1,261,858,023
U.S. Treasury Obligations	—	2,848,008,982	—	2,848,008,982
Securities Lending Collateral	—	82,570,066	—	82,570,066
Forward Currency Contracts**	—	(14,012,733)	—	(14,012,733)
TOTAL	—	$11,262,585,666	—	$11,262,585,666
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (98.5%)
AUSTRALIA — (7.9%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$12,368,982
	1.750%, 03/20/34	AUD	6,000	3,378,608
Queensland Treasury Corp.
Ω	3.500%, 08/21/30	AUD	34,500	24,245,150
Ω	1.750%, 08/21/31	AUD	7,000	4,223,308
Ω	1.750%, 07/20/34	AUD	7,000	3,931,188
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	6,000	3,529,903
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	7,333,331
	2.250%, 11/20/34	AUD	51,500	30,301,445
	2.000%, 09/17/35	AUD	11,000	6,151,706
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	10,000	5,778,248
TOTAL AUSTRALIA				101,241,869
BELGIUM — (1.7%)
Dexia Credit Local SA
	0.000%, 01/21/28	EUR	10,000	9,475,913
Kingdom of Belgium Government Bond
	4.000%, 03/28/32	EUR	2,800	3,569,762
Ω	1.250%, 04/22/33	EUR	9,000	9,072,944
TOTAL BELGIUM				22,118,619
CANADA — (19.1%)
CPPIB Capital, Inc.
	0.875%, 02/06/29	EUR	12,100	11,866,268
	1.500%, 03/04/33	EUR	31,520	30,956,560
Ontario Teachers' Finance Trust
	0.100%, 05/19/28	EUR	37,000	34,768,221
	1.850%, 05/03/32	EUR	13,000	13,114,318
Province of Alberta Canada
	3.500%, 06/01/31	CAD	3,000	2,381,352
	3.900%, 12/01/33	CAD	36,000	29,179,243
Province of Ontario Canada
	5.850%, 03/08/33	CAD	40,000	37,762,524
	5.600%, 06/02/35	CAD	13,000	12,187,341
Province of Quebec Canada
	0.875%, 07/05/28	EUR	5,000	4,929,008
	0.000%, 10/15/29	EUR	30,700	27,924,577
	0.000%, 10/29/30	EUR	11,500	10,203,511
Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	29,200	28,194,401
TOTAL CANADA				243,467,324
			Face Amount^	Value†
			(000)
DENMARK — (2.0%)
	Denmark Government Bond
	0.000%, 11/15/31	DKK	152,000	$18,804,042
	Kommunekredit
	0.000%, 11/17/29	EUR	7,917	7,263,217
	TOTAL DENMARK			26,067,259
FINLAND — (5.8%)
	Finland Government Bond
Ω	1.125%, 04/15/34	EUR	45,000	44,325,110
	Kuntarahoitus Oyj
	1.250%, 02/23/33	EUR	30,511	29,933,290
	TOTAL FINLAND			74,258,400
FRANCE — (25.0%)
	Action Logement Services
	0.500%, 10/30/34	EUR	25,200	21,992,352
	Agence Francaise de Developpement
	1.375%, 07/05/32	EUR	13,000	13,024,049
	Agence Francaise de Developpement EPIC
	0.875%, 05/25/31	EUR	5,500	5,361,335
French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	82,000	81,428,764
	4.750%, 04/25/35	EUR	46,000	64,475,392
Ω	1.250%, 05/25/36	EUR	65,000	63,491,567
SNCF Reseau
	5.250%, 12/07/28	GBP	11,713	16,712,235
	5.000%, 10/10/33	EUR	11,000	14,933,655
	Societe Nationale SNCF SA
	0.625%, 04/17/30	EUR	26,000	25,084,656
Unedic Asseo
	1.500%, 04/20/32	EUR	9,000	9,187,777
	1.250%, 05/25/33	EUR	3,400	3,337,888
	TOTAL FRANCE			319,029,670
GERMANY — (9.5%)
	Bundesrepublik Deutschland Bundesanleihe
	0.000%, 05/15/35	EUR	34,000	30,722,896
	Deutsche Bahn Finance GMBH
	1.625%, 08/16/33	EUR	4,773	4,712,002
Kreditanstalt fuer Wiederaufbau
	0.125%, 01/09/32	EUR	30,000	27,105,831
	5.750%, 06/07/32	GBP	19,775	31,413,663
	0.050%, 09/29/34	EUR	10,000	8,442,826
State of North Rhine-Westphalia Germany
	2.375%, 05/13/33	EUR	9,000	9,887,926

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
GERMANY — (Continued)
1.100%, 03/13/34	EUR	10,000	$9,577,464
TOTAL GERMANY			121,862,608
NETHERLANDS — (1.8%)
BNG Bank NV
3.300%, 04/26/29	AUD	25,000	16,827,601
Nederlandse Waterschapsbank NV
0.500%, 04/29/30	EUR	6,500	6,162,652
TOTAL NETHERLANDS			22,990,253
NEW ZEALAND — (3.9%)
New Zealand Government Bond
3.500%, 04/14/33	NZD	80,000	50,338,663
NORWAY — (2.3%)
Equinor ASA
6.875%, 03/11/31	GBP	19,124	29,802,543
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.3%)
Asian Development Bank
2.350%, 06/21/27	JPY	1,830,000	15,241,958
EUROFIMA
3.350%, 05/21/29	AUD	15,000	10,075,222
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.150%, 10/10/34	EUR	30,000	24,964,893
European Financial Stability Facility
1.250%, 05/24/33	EUR	30,000	29,409,674
European Investment Bank
1.900%, 01/26/26	JPY	2,297,800	18,403,791
2.150%, 01/18/27	JPY	517,100	4,230,466
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
1.375%, 05/12/28	SEK	110,000	$10,226,292
European Stability Mechanism
1.200%, 05/23/33	EUR	38,500	37,425,066
European Union
1.250%, 04/04/33	EUR	10,000	9,835,797
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	9,602,586
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			169,415,745
UNITED KINGDOM — (6.2%)
Network Rail Infrastructure Finance PLC
4.375%, 12/09/30	GBP	9,710	13,808,406
United Kingdom Gilt
0.625%, 07/31/35	GBP	65,000	64,684,559
TOTAL UNITED KINGDOM			78,492,965
TOTAL BONDS			1,259,085,918
U.S. TREASURY OBLIGATIONS — (1.5%)
U.S. Treasury Notes
2.250%, 08/15/27		20,000	19,543,750
TOTAL INVESTMENT SECURITIES (Cost $1,523,436,372)			1,278,629,668
TOTAL INVESTMENTS — (100.0%)
(Cost $1,523,436,372)^^			$1,278,629,668

As of July 31, 2022, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NZD	885,754	USD	552,190	Bank of America Corp.	08/15/22	$4,868
AUD	2,164,730	USD	1,500,254	Barclays Capital	08/15/22	12,536
CAD	2,353,162	USD	1,816,972	Citibank, N.A.	08/24/22	20,586
CAD	16,409,980	USD	12,607,890	UBS AG	08/24/22	206,482
USD	55,019,549	GBP	44,826,833	HSBC Bank	08/30/22	394,772
GBP	1,118,790	USD	1,345,273	Societe Generale	08/30/22	18,055
USD	52,133,668	GBP	42,597,484	Societe Generale	08/31/22	224,371
GBP	3,904,044	USD	4,697,189	Societe Generale	08/31/22	60,279
USD	19,653,862	EUR	18,594,206	Bank of America Corp.	09/02/22	609,068
USD	8,179,864	EUR	7,720,267	Barclays Capital	09/02/22	272,514

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	34,122,434	EUR	31,945,645	HSBC Bank	09/02/22	$1,402,660
USD	34,943,216	EUR	32,846,466	State Street Bank and Trust	09/02/22	1,300,792
SGD	5,785,906	USD	4,118,584	Bank of America Corp.	09/21/22	70,200
SGD	2,161,806	USD	1,543,727	Citibank, N.A.	09/21/22	21,341
SGD	5,243,705	USD	3,745,153	Citibank, N.A.	09/22/22	51,100
USD	98,825,661	EUR	93,065,029	Barclays Capital	09/27/22	3,335,119
USD	69,624,675	EUR	66,575,077	State Street Bank and Trust	09/29/22	1,304,716
USD	106,554,435	EUR	101,633,445	HSBC Bank	09/30/22	2,249,800
SEK	126,790,214	USD	12,430,122	Bank of America Corp.	10/06/22	81,795
GBP	1,541,720	USD	1,849,424	Morgan Stanley and Co. International	10/07/22	30,947
USD	18,251,308	DKK	131,976,111	JP Morgan	10/19/22	28,990
Total Appreciation						$11,700,991
USD	790,254	NZD	1,266,961	Bank of America Corp.	08/15/22	$(6,548)
USD	62,870,873	AUD	92,482,270	JP Morgan	08/15/22	(1,759,039)
USD	48,346,301	NZD	79,429,936	UBS AG	08/15/22	(1,607,818)
USD	60,188,346	CAD	77,459,856	JP Morgan	08/24/22	(299,196)
CAD	8,891,710	USD	7,044,303	JP Morgan	08/24/22	(100,865)
USD	1,880,833	CAD	2,429,629	Barclays Capital	08/31/22	(16,425)
USD	1,865,725	CAD	2,432,445	Citibank, N.A.	08/31/22	(33,733)
USD	20,317,504	CAD	26,247,558	HSBC Bank	08/31/22	(178,797)
USD	1,516,972	CAD	1,946,578	Morgan Stanley and Co. International	08/31/22	(3,080)
USD	2,278,908	GBP	1,896,225	State Street Bank and Trust	08/31/22	(31,832)
USD	1,429,702	CAD	1,833,985	State Street Bank and Trust	08/31/22	(2,428)
USD	2,005,362	GBP	1,678,092	UBS AG	08/31/22	(39,561)
USD	1,403,916	AUD	2,013,873	Bank of America Corp.	09/02/22	(3,875)
USD	7,842,767	EUR	7,726,091	Barclays Capital	09/02/22	(70,549)
USD	60,352,948	AUD	89,119,200	UBS AG	09/02/22	(1,945,506)
USD	44,988,406	CAD	58,424,022	HSBC Bank	09/09/22	(631,894)
USD	5,725,729	SGD	7,947,712	Bank of America Corp.	09/21/22	(28,123)
USD	182,101	SGD	256,081	Bank of America Corp.	09/22/22	(3,292)
USD	3,590,741	SGD	4,987,624	JP Morgan	09/22/22	(20,119)
USD	18,756,349	EUR	18,331,966	Bank of America Corp.	09/29/22	(56,083)
USD	51,053,882	EUR	50,339,847	State Street Bank and Trust	09/29/22	(605,333)
USD	37,648,316	JPY	5,059,658,874	UBS AG	09/30/22	(468,656)
USD	21,904,509	SEK	229,461,653	Bank of America Corp.	10/06/22	(739,234)
USD	4,415,436	EUR	4,316,005	JP Morgan	10/06/22	(15,937)
USD	110,350	SEK	1,134,846	Morgan Stanley and Co. International	10/06/22	(1,639)
USD	16,179,680	EUR	16,045,566	State Street Bank and Trust	10/06/22	(294,788)
USD	86,658,788	EUR	84,470,084	UBS AG	10/06/22	(69,202)
USD	1,902,640	GBP	1,575,783	Bank of America Corp.	10/07/22	(19,276)
USD	97,784,811	EUR	95,724,059	HSBC Bank	10/07/22	(505,239)
USD	52,544,255	GBP	43,717,783	Societe Generale	10/07/22	(776,488)
USD	752,937	DKK	5,484,660	Bank of America Corp.	10/19/22	(4,346)
USD	101,523,186	EUR	99,063,990	Barclays Capital	10/21/22	(301,667)
USD	7,691,688	EUR	7,500,000	State Street Bank and Trust	10/21/22	(17,333)
Total (Depreciation)						$(10,657,901)
Total Appreciation (Depreciation)						$1,043,090

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$101,241,869	—	$101,241,869
Belgium	—	22,118,619	—	22,118,619
Canada	—	243,467,324	—	243,467,324
Denmark	—	26,067,259	—	26,067,259
Finland	—	74,258,400	—	74,258,400
France	—	319,029,670	—	319,029,670
Germany	—	121,862,608	—	121,862,608
Netherlands	—	22,990,253	—	22,990,253
New Zealand	—	50,338,663	—	50,338,663
Norway	—	29,802,543	—	29,802,543
Supranational Organization Obligations	—	169,415,745	—	169,415,745
United Kingdom	—	78,492,965	—	78,492,965
U.S. Treasury Obligations	—	19,543,750	—	19,543,750
Forward Currency Contracts**	—	1,043,090	—	1,043,090
TOTAL	—	$1,279,672,758	—	$1,279,672,758
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (25.4%)
Federal Home Loan Bank
4.375%, 03/13/26	6,080	$6,398,377
5.750%, 06/12/26	16,080	17,749,481
1.875%, 09/11/26	2,500	2,407,724
3.000%, 09/11/26	62,930	63,336,069
2.125%, 12/11/26	30,250	29,383,400
2.500%, 12/10/27	97,640	96,131,678
3.000%, 03/10/28	51,070	51,572,599
3.250%, 06/09/28	202,360	205,603,112
3.250%, 11/16/28	265,180	272,108,575
2.125%, 09/14/29	11,305	10,699,558
2.125%, 12/14/29	28,270	26,625,644
5.500%, 07/15/36	98,365	122,742,315
Tenessee Valley Authority
4.700%, 07/15/33	10,000	11,286,321
Tennessee Valley Authority
2.875%, 02/01/27	170,019	170,172,017
7.125%, 05/01/30	120,440	154,162,872
1.500%, 09/15/31	30,000	26,259,817
4.650%, 06/15/35	7,635	8,597,253
TOTAL AGENCY OBLIGATIONS		1,275,236,812
U.S. TREASURY OBLIGATIONS — (74.4%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	9,426,841
6.500%, 11/15/26	15,000	17,258,203
6.625%, 02/15/27	5,000	5,814,258
6.125%, 11/15/27	20,000	23,294,531
5.500%, 08/15/28	5,000	5,762,109
5.250%, 11/15/28	34,132	39,041,256
5.250%, 02/15/29	10,000	11,502,344
6.125%, 08/15/29	6,278	7,650,822
6.250%, 05/15/30	74,039	92,502,975
5.375%, 02/15/31	82,250	99,066,269
4.500%, 02/15/36	66,750	80,952,627
4.750%, 02/15/37	103,000	128,412,031
U.S. Treasury Notes
1.625%, 02/15/26	9,000	8,645,625
2.250%, 03/31/26	8,000	7,854,063
2.375%, 04/30/26	13,000	12,820,234
1.625%, 05/15/26	83,000	79,582,734
2.125%, 05/31/26	25,000	24,425,781
1.875%, 06/30/26	40,000	38,707,812
1.875%, 07/31/26	45,000	43,507,617
1.500%, 08/15/26	95,000	90,402,148
1.375%, 08/31/26	11,000	10,416,914
1.625%, 09/30/26	19,000	18,170,977
1.625%, 10/31/26	31,000	29,619,531
2.000%, 11/15/26	122,550	118,806,480
	Face Amount	Value†
	(000)

1.500%, 01/31/27	5,000	$4,742,383
2.250%, 02/15/27	51,500	50,399,590
1.125%, 02/28/27	55,500	51,675,703
0.625%, 03/31/27	5,000	4,542,969
0.500%, 04/30/27	5,000	4,506,641
2.375%, 05/15/27	161,000	158,371,173
0.500%, 05/31/27	22,000	19,794,844
0.500%, 06/30/27	12,250	11,002,988
0.375%, 07/31/27	3,000	2,674,570
2.250%, 08/15/27	114,400	111,790,250
0.500%, 08/31/27	5,000	4,473,242
0.375%, 09/30/27	5,000	4,435,156
0.500%, 10/31/27	7,000	6,237,109
2.250%, 11/15/27	5,000	4,876,953
0.625%, 11/30/27	5,000	4,476,758
2.750%, 02/15/28	28,750	28,745,508
1.125%, 02/29/28	5,000	4,585,547
1.250%, 03/31/28	5,000	4,607,227
1.250%, 04/30/28	37,000	34,055,899
2.875%, 05/15/28	88,000	88,605,000
2.875%, 08/15/28	10,750	10,824,746
3.125%, 11/15/28	21,000	21,460,195
2.625%, 02/15/29	130,000	129,248,438
2.375%, 05/15/29	232,500	227,586,622
1.625%, 08/15/29	107,500	100,331,933
1.500%, 02/15/30	233,000	214,660,351
0.625%, 05/15/30	402,500	344,892,188
0.625%, 08/15/30	341,750	291,662,266
0.875%, 11/15/30	310,000	269,578,908
1.125%, 02/15/31	185,000	163,761,132
1.625%, 05/15/31	106,000	97,540,703
1.250%, 08/15/31	277,500	246,357,130
1.375%, 11/15/31	13,500	12,078,281
TOTAL U.S. TREASURY OBLIGATIONS		3,738,226,585
TOTAL INVESTMENT SECURITIES (Cost $5,354,454,907)		5,013,463,397

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 1.880%	7,593,989	7,593,989
TOTAL INVESTMENTS — (100.0%)
(Cost $5,362,048,896)^^		$5,021,057,386

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,275,236,812	—	$1,275,236,812
U.S. Treasury Obligations	—	3,738,226,585	—	3,738,226,585
Temporary Cash Investments	$7,593,989	—	—	7,593,989
TOTAL	$7,593,989	$5,013,463,397	—	$5,021,057,386

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (88.6%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		9,000	$8,102,906
AbbVie, Inc.
#	3.800%, 03/15/25		10,000	10,025,779
	3.600%, 05/14/25		6,350	6,351,073
	3.200%, 05/14/26		2,200	2,179,524
Activision Blizzard, Inc.
	3.400%, 09/15/26		5,000	5,018,212
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	2.875%, 08/14/24		4,000	3,836,832
	3.500%, 01/15/25		4,000	3,853,325
#	6.500%, 07/15/25		7,102	7,343,940
#	4.450%, 10/01/25		1,800	1,756,702
	1.750%, 01/30/26		16,100	14,305,614
#	4.450%, 04/03/26		410	397,967
AES Corp.
#Ω	3.300%, 07/15/25		400	381,276
	1.375%, 01/15/26		8,849	7,991,261
Aetna, Inc.
	3.500%, 11/15/24		1,236	1,230,609
African Development Bank
	0.875%, 03/23/26		85,000	78,867,250
	0.875%, 07/22/26		38,600	35,567,198
Agence Francaise de Developpement EPIC
	0.625%, 01/22/26		15,200	13,983,453
Aircastle Ltd.
Ω	5.250%, 08/11/25		3,353	3,281,590
	4.250%, 06/15/26		25,844	24,244,138
Aker BP ASA
Ω	3.000%, 01/15/25		5,250	5,078,774
#Ω	2.875%, 01/15/26		7,700	7,316,581
Ally Financial, Inc.
	5.125%, 09/30/24		1,000	1,017,868
#	5.800%, 05/01/25		2,941	3,044,237
Altria Group, Inc.
	1.000%, 02/15/23	EUR	15,875	16,184,022
#	2.350%, 05/06/25		5,000	4,797,000
#	4.400%, 02/14/26		400	404,212
Amazon.com, Inc.
	1.000%, 05/12/26		69,137	64,095,467
Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,529	2,446,436
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		16,150	16,088,398
American Campus Communities Operating Partnership LP
	3.300%, 07/15/26		5,296	5,254,417
			Face Amount^	Value†
			(000)
	American Electric Power Co., Inc.
	1.000%, 11/01/25		1,582	$1,437,742
	American Express Co.
	2.650%, 12/02/22		12,256	12,247,954
	2.500%, 07/30/24		8,900	8,718,448
	2.250%, 03/04/25		10,000	9,685,019
#	1.650%, 11/04/26		10,000	9,238,040
	American Honda Finance Corp.
#	0.550%, 07/12/24		50,000	47,423,131
	1.950%, 10/18/24	EUR	550	569,673
	American International Group, Inc.
#	3.900%, 04/01/26		400	400,200
	American Tower Corp.
	3.375%, 05/15/24		7,200	7,138,701
	2.400%, 03/15/25		7,100	6,805,502
	4.000%, 06/01/25		7,489	7,487,264
	1.300%, 09/15/25		400	366,087
	1.600%, 04/15/26		4,600	4,196,377
	3.375%, 10/15/26		11,400	10,997,466
	3.125%, 01/15/27		800	763,549
	American Water Capital Corp.
#	3.400%, 03/01/25		1,800	1,796,997
	Ameriprise Financial, Inc.
#	2.875%, 09/15/26		3,000	2,914,015
	AmerisourceBergen Corp.
#	3.400%, 05/15/24		4,200	4,172,742
	Amgen, Inc.
#	3.125%, 05/01/25		4,600	4,574,068
	2.600%, 08/19/26		17,000	16,475,333
	Anthem, Inc.
	1.500%, 03/15/26		40,400	37,651,789
	Aon Global Ltd.
	3.500%, 06/14/24		10,000	9,976,573
	2.875%, 05/14/26	EUR	2,900	3,038,037
	Apple, Inc.
	1.125%, 05/11/25		5,000	4,749,526
	0.700%, 02/08/26		12,180	11,253,439
	APT Pipelines Ltd.
Ω	4.200%, 03/23/25		12,284	12,216,768
	4.200%, 03/23/25		11,334	11,271,968
	ArcelorMittal SA
	6.125%, 06/01/25		1,000	1,033,258
	Ares Capital Corp.
#	3.875%, 01/15/26		28,364	26,697,268
	Arizona Public Service Co.
	3.150%, 05/15/25		3,000	2,955,710
	Arrow Electronics, Inc.
#	3.250%, 09/08/24		1,000	982,427
	Asian Development Bank
	0.375%, 06/11/24		15,000	14,272,896
	1.625%, 01/28/25	NZD	500	297,991

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	1.000%, 04/14/26		30,700	$28,637,270
	Asian Development Bank, Floating Rate Note, FEDL01 + 0.250%, FRN
(r)	2.580%, 05/28/24		14,250	14,281,301
	Asian Infrastructure Investment Bank
	0.500%, 01/27/26		38,000	34,712,976
	1.000%, 05/06/26	AUD	800	511,793
	Assurant, Inc.
	4.200%, 09/27/23		4,500	4,506,093
	AstraZeneca PLC
#	3.375%, 11/16/25		10,000	9,990,425
	0.700%, 04/08/26		20,063	18,229,107
	AT&T, Inc.
	4.000%, 11/25/25	CAD	1,000	775,495
	Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.770%, FRN
(r)	1.940%, 08/29/24	AUD	10,000	6,998,369
	Australia Government Bond
	0.250%, 11/21/25	AUD	37,100	23,896,788
	4.250%, 04/21/26	AUD	17,300	12,725,151
	AutoZone, Inc.
	2.875%, 01/15/23		12,501	12,477,135
	Banco Santander SA
	3.848%, 04/12/23		25,400	25,368,515
	3.496%, 03/24/25		4,000	3,971,646
	Bank of America Corp.
	3.300%, 01/11/23		563	563,411
	3.500%, 04/19/26		34,335	34,211,090
	Bank of Montreal
	2.890%, 06/20/23	CAD	2,900	2,246,988
	0.625%, 07/09/24		400	378,747
	2.280%, 07/29/24	CAD	8,750	6,599,518
#	1.250%, 09/15/26		7,800	7,087,296
	Bank of New York Mellon Corp.
#	1.600%, 04/24/25		16,500	15,675,381
	Bank of New Zealand
Ω	1.000%, 03/03/26		3,000	2,720,011
	Bank of Nova Scotia
#	3.400%, 02/11/24		2,801	2,798,937
	0.650%, 07/31/24		300	282,786
#	3.450%, 04/11/25		17,000	16,884,742
#	1.300%, 06/11/25		9,000	8,408,031
	1.050%, 03/02/26		20,000	18,262,824
	Bank of Nova Scotia
	2.700%, 08/03/26		4,000	3,831,898
	1.300%, 09/15/26		19,675	17,814,177
	Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		2,700	2,598,060
Ω	0.998%, 02/04/25		2,950	2,734,558
	0.998%, 02/04/25		4,400	4,078,663
	0.010%, 03/07/25	EUR	3,600	3,547,760
	1.000%, 05/23/25	EUR	3,900	3,939,398
			Face Amount^	Value†
			(000)
Barclays PLC
	3.650%, 03/16/25		12,419	$12,198,141
	4.375%, 01/12/26		20,380	20,446,372
BAT Capital Corp.
#	3.222%, 08/15/24		3,800	3,729,150
	3.215%, 09/06/26		8,300	7,863,020
BAT International Finance PLC
	2.375%, 01/19/23	EUR	12,041	12,392,449
	7.250%, 03/12/24	GBP	2,443	3,109,410
#Ω	3.950%, 06/15/25		1,900	1,874,294
#	1.668%, 03/25/26		15,948	14,416,493
Bayer U.S. Finance II LLC
Ω	2.850%, 04/15/25		1,523	1,467,964
Ω	4.250%, 12/15/25		20,000	19,956,130
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	982,173
Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	9,986,566
Belfius Bank SA
	0.010%, 10/15/25	EUR	1,100	1,071,685
Biogen, Inc.
#	4.050%, 09/15/25		50,000	50,330,533
BMW Finance NV
	0.500%, 02/22/25	EUR	255	256,182
BMW U.S. Capital LLC
#Ω	0.750%, 08/12/24		9,466	8,981,073
Ω	3.250%, 04/01/25		1,076	1,069,215
#Ω	3.900%, 04/09/25		2,942	2,967,825
Ω	2.800%, 04/11/26		3,190	3,094,764
BNG Bank NV
	3.250%, 07/15/25	AUD	2,200	1,531,499
#Ω	0.875%, 05/18/26		102,312	94,485,128
	0.875%, 05/18/26		8,000	7,388,000
Boardwalk Pipelines LP
	5.950%, 06/01/26		2,260	2,374,875
Boeing Co.
	2.200%, 10/30/22		3,900	3,889,965
	2.600%, 10/30/25		14,045	13,248,163
Boeing Co.
	2.800%, 03/01/23		4,000	3,982,719
#	3.100%, 05/01/26		11,300	10,833,283
	2.250%, 06/15/26		307	283,504
Booking Holdings, Inc.
	2.375%, 09/23/24	EUR	2,000	2,082,385
	0.100%, 03/08/25	EUR	1,350	1,331,575
#	3.650%, 03/15/25		15,000	15,155,058
	1.800%, 03/03/27	EUR	2,208	2,249,027
BorgWarner, Inc.
Ω	5.000%, 10/01/25		2,525	2,568,719
BP Capital Markets America, Inc.
	3.119%, 05/04/26		4,580	4,525,229
BP Capital Markets PLC
#	2.500%, 11/06/22		2,000	1,997,360
	2.972%, 02/27/26	EUR	6,997	7,436,260
	2.213%, 09/25/26	EUR	6,500	6,727,481

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	BPCE SA
Ω	2.375%, 01/14/25		21,027	$20,067,674
	0.625%, 04/28/25	EUR	500	499,931
	0.250%, 01/15/26	EUR	3,800	3,721,400
#Ω	1.000%, 01/20/26		21,300	19,121,292
	1.000%, 01/20/26		3,000	2,693,140
	Bristol-Myers Squibb Co.
#	3.200%, 06/15/26		6,469	6,482,447
	Brixmor Operating Partnership LP
	3.650%, 06/15/24		5,140	5,063,991
#	3.850%, 02/01/25		2,651	2,615,676
	Brookfield Asset Management, Inc.
	4.000%, 01/15/25		39,625	39,693,161
	Brown & Brown, Inc.
	4.200%, 09/15/24		4,494	4,497,838
	Bunge Ltd. Finance Corp.
	1.630%, 08/17/25		1,200	1,122,762
	Caisse d'Amortissement de la Dette Sociale
	0.375%, 05/27/24		23,000	21,874,461
	Campbell Soup Co.
#	3.950%, 03/15/25		17,000	17,107,469
	Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	11,500	8,909,570
	3.290%, 01/15/24	CAD	20,000	15,415,876
	1.250%, 06/22/26		6,718	6,125,742
	Canadian Natural Resources Ltd.
#	2.950%, 01/15/23		5,215	5,202,707
	3.900%, 02/01/25		5,789	5,762,752
	2.050%, 07/15/25		9,609	9,073,607
	Capital One Financial Corp.
	3.750%, 04/24/24		1,959	1,952,664
#	3.300%, 10/30/24		2,628	2,580,886
#	3.200%, 02/05/25		18,412	18,013,641
	Cardinal Health, Inc.
	3.079%, 06/15/24		6,000	5,925,556
	Cargill, Inc.
Ω	0.750%, 02/02/26		3,200	2,909,704
	Carrier Global Corp.
	2.242%, 02/15/25		2,200	2,124,573
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		21,329	18,154,874
	Cenovus Energy, Inc.
	5.375%, 07/15/25		7,044	7,313,714
	Charles Schwab Corp.
	0.900%, 03/11/26		11,064	10,153,363
	1.150%, 05/13/26		4,500	4,137,267
	Charles Schwab Corp.
	3.850%, 05/21/25		10,000	10,168,028
	Chevron Corp.
	3.326%, 11/17/25		4,000	4,012,438
	2.954%, 05/16/26		4,000	3,974,452
	Chubb INA Holdings, Inc.
#	3.150%, 03/15/25		6,400	6,370,690
			Face Amount^	Value†
			(000)
	Church & Dwight Co., Inc.
	2.875%, 10/01/22		7,000	$6,993,070
	Cigna Corp.
#	3.250%, 04/15/25		6,260	6,200,101
	4.125%, 11/15/25		3,000	3,043,955
	1.250%, 03/15/26		31,845	29,434,924
	Cintas Corp. No. 2
	3.450%, 05/01/25		11,050	11,075,336
	Citigroup, Inc.
	3.400%, 05/01/26		36,850	36,276,675
	3.200%, 10/21/26		9,000	8,797,693
	Citrix Systems, Inc.
	1.250%, 03/01/26		2,000	1,947,436
	CNA Financial Corp.
	3.950%, 05/15/24		11,000	11,014,850
	CNH Industrial Capital LLC
	1.950%, 07/02/23		4,000	3,920,085
	4.200%, 01/15/24		2,570	2,576,451
	3.950%, 05/23/25		26,300	26,176,213
	CNO Financial Group, Inc.
	5.250%, 05/30/25		11,350	11,551,899
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		6,000	6,109,916
	Comcast Corp.
	3.375%, 08/15/25		2,000	2,001,527
#	3.150%, 03/01/26		10,000	9,941,500
	0.000%, 09/14/26	EUR	6,400	6,134,588
	Comerica, Inc.
	3.700%, 07/31/23		3,000	3,000,312
	Conagra Brands, Inc.
	4.300%, 05/01/24		1,409	1,417,488
#	4.600%, 11/01/25		5,540	5,619,001
	Constellation Energy Generation LLC
	3.250%, 06/01/25		40,500	39,424,317
	Cooperatieve Rabobank UA
#Ω	2.625%, 07/22/24		45,658	44,521,036
	2.625%, 07/22/24		1,000	975,098
	Corporate Office Properties LP
	2.250%, 03/15/26		8,645	7,886,083
	Cox Communications, Inc.
#Ω	3.850%, 02/01/25		2,000	1,991,219
	CPPIB Capital, Inc.
	1.250%, 03/04/25		15,000	14,329,048
	Credit Agricole SA
#Ω	3.875%, 04/15/24		4,462	4,462,298
	1.000%, 09/18/25	EUR	10,000	10,113,182
	4.125%, 01/10/27		750	746,332
	Credit Suisse Group AG
	3.750%, 03/26/25		8,857	8,582,451
	4.550%, 04/17/26		25,143	24,681,027
	Crown Castle International Corp.
	3.200%, 09/01/24		400	395,378
	1.350%, 07/15/25		400	370,056

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
#	4.450%, 02/15/26		400	$404,515
	1.050%, 07/15/26		8,500	7,563,166
#	4.000%, 03/01/27		400	396,958
CVS Health Corp.
	3.875%, 07/20/25		1,000	1,012,757
Daimler Finance North America LLC
Ω	2.700%, 06/14/24		3,000	2,946,462
#Ω	3.300%, 05/19/25		200	197,303
Ω	1.450%, 03/02/26		48,727	44,925,942
Daimler Trucks Finance North America LLC
Ω	3.500%, 04/07/25		37,415	36,770,783
Danske Bank AS
	0.875%, 05/22/23	EUR	1,500	1,523,140
Ω	5.375%, 01/12/24		2,000	2,027,663
Development Bank of Japan, Inc.
	0.010%, 09/09/25	EUR	2,200	2,161,371
	0.875%, 10/10/25	EUR	2,900	2,921,382
Dexia Credit Local SA
	1.125%, 04/09/26		23,700	22,038,156
Diageo Finance PLC
	2.375%, 05/20/26	EUR	1,400	1,479,711
Discover Bank
	3.450%, 07/27/26		8,613	8,234,652
Discover Financial Services
#	4.500%, 01/30/26		11,960	11,940,712
Discovery Communications LLC
	3.450%, 03/15/25		1,200	1,171,433
	4.900%, 03/11/26		10,500	10,682,460
Dollar General Corp.
	3.250%, 04/15/23		8,009	7,991,967
Dominion Energy, Inc.
	3.300%, 03/15/25		2,400	2,374,789
Duke Energy Corp.
	2.650%, 09/01/26		5,800	5,560,083
DXC Technology Co.
	1.800%, 09/15/26		2,639	2,376,410
Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24		914	892,443
Eaton Capital UnLtd Co.
	0.750%, 09/20/24	EUR	750	756,232
Eaton Corp.
	2.750%, 11/02/22		1,285	1,283,666
Edison International
	2.400%, 09/15/22		2,600	2,595,220
	2.950%, 03/15/23		2,000	1,995,110
	3.550%, 11/15/24		1,500	1,476,675
	4.950%, 04/15/25		44,815	45,435,099
Elevance Health, Inc.
#	3.350%, 12/01/24		400	397,216
	2.375%, 01/15/25		4,216	4,104,613
EMD Finance LLC
Ω	3.250%, 03/19/25		9,143	9,036,147
			Face Amount^	Value†
			(000)
	Emera U.S. Finance LP
	0.833%, 06/15/24		2,920	$2,744,495
	Emerson Electric Co.
	1.250%, 10/15/25	EUR	500	506,083
	Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	9,500	7,114,150
	Enbridge, Inc.
	3.190%, 12/05/22	CAD	5,000	3,897,271
	2.500%, 01/15/25		7,500	7,260,738
	Energy Transfer LP
	4.050%, 03/15/25		13,982	13,860,740
	2.900%, 05/15/25		11,606	11,150,083
	4.750%, 01/15/26		19,554	19,677,011
	Enexis Holding NV
	0.875%, 04/28/26	EUR	2,000	2,018,278
	Enterprise Products Operating LLC
#	3.750%, 02/15/25		400	402,117
	3.700%, 02/15/26		1,071	1,069,742
	Equifax, Inc.
#	3.950%, 06/15/23		10,000	9,998,068
	2.600%, 12/01/24		6,900	6,694,996
	Equinix, Inc.
	2.625%, 11/18/24		15,500	15,017,712
#	1.450%, 05/15/26		4,719	4,297,247
	Equinor ASA
	1.750%, 01/22/26		10,100	9,614,083
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		20,900	20,746,075
	ERP Operating LP
	3.375%, 06/01/25		3,000	2,958,844
	ESB Finance DAC
	2.125%, 06/08/27	EUR	2,000	2,075,934
	European Investment Bank
#	2.250%, 06/24/24		41,000	40,439,067
	Exelon Corp.
	3.950%, 06/15/25		3,300	3,312,944
	Expedia Group, Inc.
#	5.000%, 02/15/26		24,000	24,278,026
	Experian Finance PLC
	1.375%, 06/25/26	EUR	2,200	2,229,757
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		27,262	27,981,727
	Fidelity National Information Services, Inc.
	0.600%, 03/01/24		400	380,675
	1.150%, 03/01/26		32,700	29,682,517
	Fiserv, Inc.
	3.200%, 07/01/26		13,050	12,705,436
	Flex Ltd.
	4.750%, 06/15/25		15,825	15,818,425
	3.750%, 02/01/26		33,120	32,031,429
	Fortune Brands Home & Security, Inc.
#	4.000%, 06/15/25		2,400	2,401,357
	General Mills, Inc.
#	4.000%, 04/17/25		12,100	12,251,833

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
General Motors Co.
#	6.125%, 10/01/25		5,700	$5,992,104
General Motors Financial Co., Inc.
#	3.250%, 01/05/23		1,300	1,295,236
#	2.750%, 06/20/25		24,253	23,189,520
	1.250%, 01/08/26		6,600	5,954,577
	5.250%, 03/01/26		12,292	12,533,242
Georgia Power Co.
	3.250%, 04/01/26		3,300	3,249,844
Georgia-Pacific LLC
#Ω	0.625%, 05/15/24		16,000	15,162,067
Ω	3.600%, 03/01/25		2,350	2,345,004
Gilead Sciences, Inc.
#	3.500%, 02/01/25		10,000	10,038,766
#	3.650%, 03/01/26		20,418	20,479,872
GlaxoSmithKline Capital PLC
#	3.000%, 06/01/24		7,358	7,365,064
GlaxoSmithKline Capital, Inc.
	2.800%, 03/18/23		5,700	5,689,313
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,145	2,137,138
Ω	4.625%, 04/29/24		16,455	16,503,943
#Ω	1.625%, 09/01/25		6,626	6,098,569
Ω	1.625%, 04/27/26		20,600	18,534,147
Global Payments, Inc.
	3.750%, 06/01/23		1,000	999,704
	1.500%, 11/15/24		3,500	3,290,818
	2.650%, 02/15/25		10,900	10,486,785
#	1.200%, 03/01/26		16,048	14,425,190
	4.800%, 04/01/26		400	403,336
Goldman Sachs Group, Inc.
	3.500%, 01/23/25		10,400	10,377,565
#	3.750%, 05/22/25		19,139	19,128,668
Halliburton Co.
	3.500%, 08/01/23		2,800	2,791,781
Harley-Davidson Financial Services, Inc.
Ω	3.350%, 02/15/23		500	497,521
	3.050%, 02/14/27		3,000	2,742,068
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		17,587	17,744,873
	1.450%, 04/01/24		9,820	9,503,463
	1.750%, 04/01/26		12,700	11,845,464
HOWOGE Wohnungs-baugesellschaft mbH
	0.000%, 11/01/24	EUR	600	590,884
HP, Inc.
	2.200%, 06/17/25		21,400	20,475,809
	1.450%, 06/17/26		712	650,187
HSBC Holdings PLC
	3.196%, 12/05/23	CAD	16,000	12,332,576
	4.300%, 03/08/26		9,000	9,051,772
#	3.900%, 05/25/26		2,500	2,487,352
Humana, Inc.
	3.850%, 10/01/24		17,000	17,080,544
			Face Amount^	Value†
			(000)
	Huntington Bancshares, Inc.
	2.625%, 08/06/24		5,100	$4,993,199
	ING Groep NV
Ω	4.625%, 01/06/26		7,000	7,088,251
	Inter-American Development Bank
	3.000%, 02/21/24		5,000	4,997,700
	0.875%, 04/20/26		75,187	69,772,735
	4.250%, 06/11/26	AUD	41,200	29,687,738
	International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	7,540	4,733,545
	International Business Machines Corp.
	3.000%, 05/15/24		12,900	12,823,483
#	7.000%, 10/30/25		14,010	15,505,135
	3.300%, 05/15/26		37,500	37,336,897
	International Finance Corp.
	3.200%, 07/22/26	AUD	5,500	3,822,931
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,400	1,400,722
	Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		2,500	2,414,147
	Jabil, Inc.
	1.700%, 04/15/26		22,280	20,245,070
	Japan Bank for International Cooperation
	1.750%, 10/17/24		1,000	969,547
	JM Smucker Co.
	3.500%, 03/15/25		1,000	1,000,561
	JPMorgan Chase & Co.
#	3.625%, 05/13/24		5,125	5,164,372
#	3.125%, 01/23/25		6,081	6,070,387
#	3.300%, 04/01/26		43,790	43,277,463
	Juniper Networks, Inc.
	1.200%, 12/10/25		27,000	24,429,844
	Kellogg Co.
#	3.250%, 04/01/26		3,888	3,849,076
	Kemper Corp.
	4.350%, 02/15/25		8,000	7,998,403
	Keurig Dr Pepper, Inc.
	4.417%, 05/25/25		400	407,422
	KeyBank NA
#	3.300%, 06/01/25		4,545	4,511,762
	Kinder Morgan, Inc.
#	4.300%, 06/01/25		9,400	9,484,574
	Kinross Gold Corp.
	5.950%, 03/15/24		3,715	3,802,596
	Kommunalbanken AS
	4.250%, 07/16/25	AUD	190	136,135
	Kommuninvest I Sverige AB
	0.750%, 02/22/23	SEK	97,500	9,531,886
	Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	261,500	26,599,186
#	0.250%, 03/08/24		40,800	39,049,682

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	1.625%, 04/03/24	NOK	122,000	$12,354,603
	3.200%, 09/11/26	AUD	1,200	833,698
	Laboratory Corp. of America Holdings
#	3.250%, 09/01/24		5,500	5,460,462
#	3.600%, 02/01/25		4,900	4,891,708
	1.550%, 06/01/26		10,800	9,925,358
	Landwirtschaftliche Rentenbank
	4.750%, 05/06/26	AUD	14,100	10,343,585
	Lazard Group LLC
	3.750%, 02/13/25		2,000	1,984,022
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24		15,100	14,533,044
	Leggett & Platt, Inc.
	3.800%, 11/15/24		400	399,305
	Lennar Corp.
#	4.750%, 05/30/25		18,642	18,794,972
	Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	1,000	991,785
	Lloyds Banking Group PLC
	4.450%, 05/08/25		3,600	3,617,876
	Lowe's Cos., Inc.
#	2.500%, 04/15/26		4,600	4,452,831
	LSEGA Financing PLC
Ω	1.375%, 04/06/26		2,500	2,286,121
	LyondellBasell Industries NV
	5.750%, 04/15/24		2,424	2,484,984
	Macquarie Bank Ltd.
#Ω	3.231%, 03/21/25		65,000	64,432,859
	4.000%, 07/29/25		2,000	2,004,796
Ω	3.900%, 01/15/26		2,632	2,632,577
	Marathon Petroleum Corp.
	4.700%, 05/01/25		12,646	12,895,271
#	5.125%, 12/15/26		4,118	4,265,214
	Marsh & McLennan Cos., Inc.
#	3.500%, 06/03/24		35,360	35,324,743
	1.349%, 09/21/26	EUR	1,099	1,093,366
	McDonald's Corp.
	3.700%, 01/30/26		27,822	28,220,136
	McKesson Corp.
	0.900%, 12/03/25		15,057	13,696,174
	Mercedes-Benz International Finance BV
	2.000%, 09/04/23	GBP	2,000	2,409,134
	Merck & Co., Inc.
	0.500%, 11/02/24	EUR	2,300	2,322,407
#	0.750%, 02/24/26		8,100	7,508,781
	Micron Technology, Inc.
	4.975%, 02/06/26		3,000	3,076,655
#	4.185%, 02/15/27		400	399,016
	Mitsubishi Corp.
	3.375%, 07/23/24		750	744,630
	Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	15,142	15,472,069
#	3.407%, 03/07/24		400	397,693
			Face Amount^	Value†
			(000)
#	2.193%, 02/25/25		29,785	$28,462,634
	1.412%, 07/17/25		1,000	928,586
	2.757%, 09/13/26		5,000	4,743,489
Mizuho Financial Group, Inc.
	1.631%, 04/08/27	EUR	2,349	2,350,570
Morgan Stanley
	3.000%, 02/07/24	CAD	8,500	6,500,371
	3.875%, 04/29/24		8,104	8,170,569
	4.000%, 07/23/25		11,300	11,392,647
	3.875%, 01/27/26		12,375	12,453,976
	3.125%, 07/27/26		21,000	20,547,426
	1.375%, 10/27/26	EUR	2,000	1,992,486
Motability Operations Group PLC
	0.375%, 01/03/26	EUR	2,951	2,899,558
MPLX LP
	4.875%, 12/01/24		6,290	6,394,819
	4.000%, 02/15/25		1,000	993,374
	1.750%, 03/01/26		28,950	26,619,184
Mylan, Inc.
Ω	3.125%, 01/15/23		5,125	5,092,714
	4.200%, 11/29/23		663	663,437
National Australia Bank Ltd.
	3.375%, 01/14/26		7,400	7,347,668
National Australia Bank Ltd., 3M Swap + 0.920%, FRN
(r)	2.756%, 06/19/24	AUD	13,000	9,122,775
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 1.040%, FRN
(r)	2.125%, 02/26/24	AUD	7,000	4,920,574
National Bank of Canada
	2.100%, 02/01/23		1,120	1,112,400
National Retail Properties, Inc.
	3.900%, 06/15/24		5,500	5,498,037
National Rural Utilities Cooperative Finance Corp.
#	1.000%, 06/15/26		6,000	5,507,387
National Securities Clearing Corp.
	0.750%, 12/07/25		4,000	3,662,346
Nationwide Building Society
Ω	3.900%, 07/21/25		49,918	49,790,424
Ω	1.500%, 10/13/26		20,000	18,003,968
	1.500%, 10/13/26		1,500	1,350,298
Natwest Group PLC
	4.800%, 04/05/26		12,323	12,446,644
Natwest Markets PLC
Ω	3.625%, 09/29/22		200	200,062
NatWest Markets PLC
#Ω	3.479%, 03/22/25		50,000	49,135,209
Nestle Holdings, Inc.
Ω	0.625%, 01/15/26		1,137	1,041,276
NetApp, Inc.
	1.875%, 06/22/25		9,247	8,770,617

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
New South Wales Treasury Corp.
	4.000%, 05/20/26	AUD	24,000	$17,325,573
New Zealand Government Bond
	5.500%, 04/15/23	NZD	9,500	6,066,259
Nissan Motor Acceptance Co. LLC
Ω	1.125%, 09/16/24		10,909	10,119,924
#Ω	2.000%, 03/09/26		24,209	21,353,527
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		8,557	8,224,680
Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	10,818,487
	1.851%, 07/16/25		20,555	19,117,731
#	1.653%, 07/14/26		17,657	15,805,300
Nordic Investment Bank
	1.875%, 04/10/24	NOK	404,000	41,046,226
Norway Government Bond
	2.000%, 05/24/23	NOK	270,000	27,824,099
	3.000%, 03/14/24	NOK	1,088,000	113,146,642
NRW Bank
	1.050%, 03/31/26	AUD	5,600	3,577,710
NTT Finance Corp.
Ω	1.162%, 04/03/26		25,550	23,367,403
	1.162%, 04/03/26		5,000	4,572,877
Nutrien Ltd.
	3.000%, 04/01/25		3,990	3,929,525
Nuveen Finance LLC
Ω	4.125%, 11/01/24		27,200	27,161,294
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		6,273	6,252,501
ONEOK, Inc.
	2.750%, 09/01/24		1,462	1,425,760
	2.200%, 09/15/25		3,371	3,161,717
#	5.850%, 01/15/26		3,500	3,669,679
Oracle Corp.
#	3.400%, 07/08/24		5,000	4,975,826
#	2.500%, 04/01/25		8,300	8,024,689
	1.650%, 03/25/26		42,500	39,069,809
PACCAR Financial Corp.
	1.800%, 02/06/25		4,300	4,142,847
Paramount Global
#	4.750%, 05/15/25		17,090	17,360,070
Parker-Hannifin Corp.
	3.300%, 11/21/24		2,130	2,110,007
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	2,000	1,557,831
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.250%, 01/17/23		9,025	9,045,916
Ω	4.125%, 08/01/23		2,707	2,707,372
Ω	3.450%, 07/01/24		636	624,997
#Ω	4.000%, 07/15/25		795	787,959
Ω	4.450%, 01/29/26		3,072	3,080,018
Ω	1.700%, 06/15/26		31,500	28,456,152
			Face Amount^	Value†
			(000)
	Philip Morris International, Inc.
	2.875%, 05/01/24		1,500	$1,487,248
	2.750%, 03/19/25	EUR	796	814,365
#	2.750%, 02/25/26		2,117	2,045,497
	0.875%, 05/01/26		2,974	2,674,910
	Phillips 66
	3.850%, 04/09/25		5,000	5,049,850
	1.300%, 02/15/26		6,500	5,965,732
	Phillips 66 Co.
Ω	2.450%, 12/15/24		10,484	10,126,513
Ω	3.605%, 02/15/25		4,667	4,639,577
	PNC Financial Services Group, Inc.
#	2.200%, 11/01/24		2,057	2,001,002
	PPG Industries, Inc.
	1.200%, 03/15/26		34,526	31,494,531
	Principal Financial Group, Inc.
	3.400%, 05/15/25		3,000	2,966,514
	Province of Alberta Canada
	2.650%, 09/01/23	CAD	21,500	16,677,338
	Province of Ontario Canada
#	0.625%, 01/21/26		96,534	88,589,724
#	1.050%, 04/14/26		50,860	47,166,520
	Province of Quebec Canada
	3.000%, 09/01/23	CAD	40,000	31,159,111
	Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	3.655%, 10/13/24	CAD	30,000	23,705,049
	PSA Banque France SA
	0.000%, 01/22/25	EUR	2,700	2,633,782
	PSP Capital, Inc.
#Ω	1.000%, 06/29/26		44,693	41,204,290
	Public Storage
#	0.875%, 02/15/26		22,500	20,636,847
	PulteGroup, Inc.
	5.500%, 03/01/26		8,605	8,854,715
	PVH Corp.
	4.625%, 07/10/25		17,556	17,557,149
	Quebec, Province of Canada
	2.500%, 04/09/24		3,000	2,968,314
	Queensland Treasury Corp.
	3.250%, 07/21/26	AUD	500	351,592
	Ralph Lauren Corp.
#	3.750%, 09/15/25		9,200	9,230,779
	Realty Income Corp.
	4.625%, 11/01/25		400	409,744
	0.750%, 03/15/26		7,000	6,258,285
	Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		5,625	5,528,847
	Republic of Italy Government International Bond
	6.875%, 09/27/23		14,450	14,848,184
	2.375%, 10/17/24		23,379	22,440,099
	1.250%, 02/17/26		5,066	4,499,084

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Reynolds American, Inc.
	4.450%, 06/12/25		8,000	$7,991,116
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		44,350	41,049,150
Rogers Communications, Inc.
#	3.625%, 12/15/25		313	308,929
Roper Technologies, Inc.
	1.000%, 09/15/25		3,000	2,747,716
Ross Stores, Inc.
	4.600%, 04/15/25		7,200	7,379,478
#	0.875%, 04/15/26		3,000	2,720,065
Royal Bank of Canada
	2.352%, 07/02/24	CAD	10,000	7,564,406
	0.875%, 01/20/26		56,400	51,233,793
	1.200%, 04/27/26		12,000	10,939,807
Royalty Pharma PLC
	1.200%, 09/02/25		19,103	17,554,618
Ryder System, Inc.
	3.400%, 03/01/23		18,180	18,162,991
	3.875%, 12/01/23		290	290,819
#	2.500%, 09/01/24		8,500	8,238,682
#	4.625%, 06/01/25		4,800	4,868,910
	3.350%, 09/01/25		4,300	4,210,839
	4.300%, 06/15/27		400	402,345
Santander Holdings USA, Inc.
	3.400%, 01/18/23		18,560	18,524,356
	3.450%, 06/02/25		2,625	2,543,801
SBAB Bank AB
	1.875%, 12/10/25	EUR	2,500	2,579,398
Schlumberger Finance BV
	1.375%, 10/28/26	EUR	750	761,612
Schlumberger Holdings Corp.
Ω	4.000%, 12/21/25		27,840	27,905,266
Sempra Energy
	3.300%, 04/01/25		17,708	17,510,218
SFIL SA
	0.625%, 02/09/26		34,000	31,180,380
Shell International Finance BV
#	2.875%, 05/10/26		4,200	4,129,062
Siemens Financieringsmaatschappij NV
	0.000%, 02/20/26	EUR	900	880,380
	1.200%, 03/11/26		10,000	9,212,228
#Ω	2.350%, 10/15/26		1,500	1,422,373
Simon Property Group LP
#	2.000%, 09/13/24		14,000	13,562,167
	3.500%, 09/01/25		23,500	23,410,700
#	3.300%, 01/15/26		2,400	2,365,971
Skandinaviska Enskilda Banken AB
	1.250%, 08/05/22	GBP	2,000	2,435,361
Sky Ltd.
	2.500%, 09/15/26	EUR	10,366	10,957,685
Societe Generale SA
Ω	4.250%, 09/14/23		500	501,171
			Face Amount^	Value†
			(000)
Ω	2.625%, 10/16/24		2,000	$1,924,421
#Ω	1.375%, 07/08/25		6,600	6,094,543
#Ω	4.000%, 01/12/27		4,000	3,865,741
Solvay Finance America LLC
Ω	4.450%, 12/03/25		4,000	4,003,014
Southern Power Co.
	0.900%, 01/15/26		6,682	6,065,947
Southwest Airlines Co.
#	4.750%, 05/04/23		5,185	5,221,897
#	5.250%, 05/04/25		18,465	19,023,342
Southwestern Electric Power Co.
	1.650%, 03/15/26		37,229	34,445,290
Spectra Energy Partners LP
	3.500%, 03/15/25		5,800	5,737,728
Standard Chartered PLC
	4.050%, 04/12/26		8,744	8,673,244
State of North Rhine-Westphalia Germany, Floating Rate Note, SONIO/N + 0.380%, FRN
(r)	1.573%, 10/15/24	GBP	4,000	4,888,706
Steel Dynamics, Inc.
	2.800%, 12/15/24		3,500	3,414,137
Stryker Corp.
#	3.375%, 11/01/25		20,700	20,523,512
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,364	9,151,043
	1.474%, 07/08/25		11,000	10,268,419
	0.948%, 01/12/26		24,971	22,524,398
	2.632%, 07/14/26		21,000	19,937,741
Sumitomo Mitsui Trust Bank Ltd.
Ω	2.550%, 03/10/25		11,800	11,421,693
Telstra Corp. Ltd.
Ω	3.125%, 04/07/25		4,395	4,345,690
	3.125%, 04/07/25		577	570,526
Thermo Fisher Scientific, Inc.
	1.400%, 01/23/26	EUR	2,200	2,240,954
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	750	557,157
Toronto-Dominion Bank
	0.750%, 01/06/26		32,440	29,477,599
	1.200%, 06/03/26		169,033	153,872,956
Toronto-Dominion Bank , Floating Rate Note, 3M Swap + 1.000%, FRN
(r)	2.980%, 07/10/24	AUD	7,200	5,029,973
TotalEnergies Capital International SA
	2.875%, 11/19/25	EUR	800	857,758
Toyota Finance Australia Ltd.
	2.004%, 10/21/24	EUR	2,690	2,799,786
Toyota Motor Corp.
	1.339%, 03/25/26		12,018	11,220,116

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Toyota Motor Credit Corp.
	2.375%, 02/01/23	EUR	1,000	$1,030,502
#	0.625%, 09/13/24		13,700	12,973,919
	3.000%, 04/01/25		6,000	5,952,244
#	1.125%, 06/18/26		5,000	4,635,218
	Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	27,400	17,613,137
	Truist Bank
#	1.500%, 03/10/25		5,000	4,753,268
	Truist Financial Corp.
#	2.850%, 10/26/24		4,000	3,964,921
	UBS Group AG
#Ω	4.125%, 09/24/25		17,000	17,079,204
#	4.125%, 09/24/25		21,000	21,097,841
	4.125%, 04/15/26		4,000	3,986,939
Ω	4.125%, 04/15/26		2,700	2,691,184
	UniCredit SpA
Ω	7.830%, 12/04/23		6,920	7,111,822
	Unilever Finance Netherlands BV
	0.750%, 02/28/26	EUR	1,395	1,402,867
	United Parcel Service, Inc.
	1.625%, 11/15/25	EUR	1,000	1,029,932
	UnitedHealth Group, Inc.
#	3.750%, 07/15/25		6,300	6,420,899
#	1.250%, 01/15/26		8,000	7,491,897
	3.100%, 03/15/26		1,000	996,241
#	1.150%, 05/15/26		1,500	1,394,977
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		6,500	6,151,953
	Valero Energy Corp.
	2.850%, 04/15/25		6,788	6,599,881
	Ventas Realty LP
	3.500%, 04/15/24		1,000	990,695
	2.650%, 01/15/25		5,000	4,811,267
	3.500%, 02/01/25		5,900	5,809,802
	VeriSign, Inc.
#	5.250%, 04/01/25		750	765,682
	Verizon Communications, Inc.
#	3.376%, 02/15/25		5,000	5,015,915
	0.850%, 11/20/25		4,900	4,510,970
	1.450%, 03/20/26		29,100	27,234,830
	VF Corp.
#	2.400%, 04/23/25		13,632	13,205,453
	ViacomCBS, Inc.
#	4.000%, 01/15/26		7,400	7,407,682
	Viatris, Inc.
	1.650%, 06/22/25		1,120	1,026,098
	VMware, Inc.
	1.400%, 08/15/26		12,609	11,355,264
	Volkswagen Financial Services AG
	1.375%, 10/16/23	EUR	5,000	5,105,884
	Volkswagen Group of America Finance LLC
	2.850%, 09/26/24		1,000	975,001
	3.350%, 05/13/25		5,000	4,896,816
		Face Amount^	Value†
		(000)
Volkswagen International Finance NV
0.875%, 01/16/23	EUR	4,200	$4,298,223
VOLVO TREASURY AB Co. GUAR REGS 09/25 1.625
1.625%, 09/18/25	EUR	1,500	1,537,655
Vornado Realty LP
3.500%, 01/15/25		9,000	8,710,159
2.150%, 06/01/26		16,200	14,611,785
Walgreens Boots Alliance, Inc.
3.450%, 06/01/26		2,031	2,025,062
Walt Disney Co.
1.750%, 01/13/26		13,600	12,929,884
Wells Fargo & Co.
3.184%, 02/08/24	CAD	35,750	27,421,873
# 3.000%, 02/19/25		15,800	15,622,633
3.550%, 09/29/25		2,300	2,291,742
3.000%, 04/22/26		5,840	5,686,132
2.975%, 05/19/26	CAD	1,000	742,259
3.000%, 10/23/26		11,800	11,442,814
1.000%, 02/02/27	EUR	1,650	1,593,284
Welltower, Inc.
# 4.000%, 06/01/25		400	399,643
Western Australian Treasury Corp.
2.750%, 10/20/22	AUD	13,000	9,098,586
Western Union Co.
1.350%, 03/15/26		55,086	49,859,834
Westpac Banking Corp.
2.850%, 05/13/26		8,100	7,880,300
1.150%, 06/03/26		85,650	78,052,200
4.125%, 06/04/26	AUD	1,500	1,058,256
Westpac Banking Corp., 3M Swap + 0.880%, FRN
(r) 1.880%, 08/16/24	AUD	8,000	5,610,345
Whirlpool Corp.
3.700%, 03/01/23		1,525	1,527,875
Williams Cos., Inc.
4.300%, 03/04/24		5,100	5,124,572
4.000%, 09/15/25		1,699	1,695,464
Williams Cos., Inc.
3.900%, 01/15/25		9,993	9,965,559
WP Carey, Inc.
4.000%, 02/01/25		6,000	5,995,661
WRKCo, Inc.
# 3.750%, 03/15/25		400	398,651
4.650%, 03/15/26		1,800	1,839,028
Zimmer Biomet Holdings, Inc.
# 3.050%, 01/15/26		3,000	2,918,188
TOTAL BONDS			6,130,498,225
U.S. TREASURY OBLIGATIONS — (8.7%)
U.S. Treasury Notes
0.125%, 07/31/23		354,000	344,099,062
2.125%, 11/30/23		220,000	217,653,907
0.750%, 12/31/23		8,000	7,756,250

DFA Short-Term Extended Quality Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

0.875%, 01/31/24	30,000	$29,081,250
TOTAL U.S. TREASURY OBLIGATIONS		598,590,469
TOTAL INVESTMENT SECURITIES (Cost $7,091,642,617)		6,729,088,694

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	16,319,435	$188,766,899
TOTAL INVESTMENTS — (100.0%)
(Cost $7,280,398,359)^^			$6,917,855,593

As of July 31, 2022, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	18,064,589	USD	13,910,136	Bank of America Corp.	08/30/22	$196,227
USD	86,652,521	CAD	109,898,966	UBS AG	08/30/22	834,089
CAD	25,112,400	USD	19,364,809	UBS AG	08/30/22	245,083
CAD	20,196,661	USD	15,496,889	UBS AG	08/31/22	274,363
SEK	40,213,502	USD	3,941,139	JP Morgan	09/20/22	24,657
USD	13,712,112	SEK	137,757,087	UBS AG	09/20/22	126,711
USD	29,605,017	EUR	28,599,305	State Street Bank and Trust	09/27/22	260,341
USD	13,839,783	EUR	13,453,114	State Street Bank and Trust	10/06/22	27,064
USD	4,145,634	EUR	4,030,240	Australia and New Zealand Bank	10/20/22	3,380
Total Appreciation						$1,991,915
USD	59,118,359	AUD	86,495,082	JP Morgan	08/09/22	$(1,321,481)
NOK	88,539,411	USD	9,371,669	Bank of America Corp.	08/11/22	(208,511)
USD	82,776,640	NOK	818,033,355	Societe Generale	08/11/22	(1,883,612)
USD	6,318,554	NZD	10,309,334	HSBC Bank	08/12/22	(165,151)
USD	61,858,484	NOK	633,256,435	BANK OF NEW YORK	08/15/22	(3,684,939)
USD	50,875,764	AUD	75,434,095	JP Morgan	08/15/22	(1,840,276)
CAD	16,213,983	USD	12,888,062	HSBC Bank	08/30/22	(226,810)
USD	69,781,522	CAD	90,186,881	Citibank, N.A.	08/31/22	(643,981)
USD	36,130,138	CAD	47,011,459	Barclays Capital	09/06/22	(579,374)
USD	53,339,496	AUD	78,183,637	State Street Bank and Trust	09/07/22	(1,318,932)
USD	41,814,871	CAD	54,301,047	HSBC Bank	09/09/22	(586,010)
USD	26,571,618	EUR	26,130,745	State Street Bank and Trust	09/27/22	(240,161)
USD	79,392,668	NOK	796,707,992	Societe Generale	10/04/22	(3,145,449)
USD	12,791,934	GBP	10,689,705	State Street Bank and Trust	10/04/22	(244,831)
USD	2,044,703	EUR	2,020,545	Australia and New Zealand Bank	10/06/22	(29,852)
USD	9,607,123	EUR	9,477,376	HSBC Bank	10/06/22	(123,585)
USD	43,568,653	EUR	42,617,749	State Street Bank and Trust	10/06/22	(188,279)
USD	37,255,593	EUR	36,486,571	State Street Bank and Trust	10/20/22	(245,066)
Total (Depreciation)						$(16,676,300)
Total Appreciation (Depreciation)						$(14,684,385)

DFA Short-Term Extended Quality Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$6,130,498,225	—	$6,130,498,225
U.S. Treasury Obligations	—	598,590,469	—	598,590,469
Securities Lending Collateral	—	188,766,899	—	188,766,899
Forward Currency Contracts**	—	(14,684,385)	—	(14,684,385)
TOTAL	—	$6,903,171,208	—	$6,903,171,208
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (0.8%)
	Federal Home Loan Mortgage Corp.
	6.250%, 07/15/32	3,500	$4,470,271
	Federal National Mortgage Association
	0.375%, 08/25/25	5,750	5,328,956
	0.875%, 08/05/30	2,000	1,706,791
	TOTAL AGENCY OBLIGATIONS		11,506,018
BONDS — (92.2%)
	3M Co.
	2.375%, 08/26/29	7,500	6,855,512
	7-Eleven, Inc.
	1.800%, 02/10/31	5,000	4,074,693
	2.500%, 02/10/41	4,250	3,074,612
	AbbVie, Inc.
	4.250%, 11/14/28	3,000	3,059,753
	Advance Auto Parts, Inc.
	3.500%, 03/15/32	1,350	1,206,253
	Aetna, Inc.
	6.750%, 12/15/37	1,000	1,174,222
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30	5,200	4,773,535
	Agilent Technologies, Inc.
#	2.750%, 09/15/29	1,400	1,264,710
	Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41	650	503,830
	Allegion PLC
	3.500%, 10/01/29	3,800	3,458,360
	Allstate Corp.
	5.350%, 06/01/33	1,900	2,098,736
	Alphabet, Inc.
	1.100%, 08/15/30	1,160	991,198
	Altria Group, Inc.
#	4.800%, 02/14/29	336	333,855
#	3.400%, 05/06/30	2,100	1,837,819
	2.450%, 02/04/32	7,000	5,514,099
	Amazon.com, Inc.
	2.100%, 05/12/31	6,000	5,398,525
	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	375	318,680
	Amdocs Ltd.
	2.538%, 06/15/30	1,600	1,388,717
	AmerisourceBergen Corp.
#	3.450%, 12/15/27	4,059	3,991,734
	2.800%, 05/15/30	3,800	3,424,937
	Amgen, Inc.
	2.300%, 02/25/31	7,100	6,293,125
		Face Amount	Value†
		(000)

	3.350%, 02/22/32	400	$383,167
	2.800%, 08/15/41	7,000	5,549,901
	Amphenol Corp.
	2.800%, 02/15/30	6,000	5,440,028
	Anthem, Inc.
#	3.650%, 12/01/27	555	556,978
	2.250%, 05/15/30	8,100	7,198,813
	ANZ New Zealand International Ltd.
Ω	3.450%, 07/17/27	7,000	6,845,652
	Aon Corp.
	3.750%, 05/02/29	10,175	9,905,374
	2.800%, 05/15/30	1,500	1,356,379
	Appalachian Power Co.
	7.000%, 04/01/38	1,600	1,912,895
	Apple, Inc.
#	3.000%, 11/13/27	7,500	7,467,948
#	2.200%, 09/11/29	5,000	4,662,743
	ArcelorMittal SA
#	4.250%, 07/16/29	2,447	2,389,528
	Arizona Public Service Co.
	2.200%, 12/15/31	7,500	6,291,346
	Arrow Electronics, Inc.
	3.875%, 01/12/28	5,330	5,157,769
	Ashtead Capital, Inc.
Ω	2.450%, 08/12/31	2,000	1,604,876
	Assurant, Inc.
	2.650%, 01/15/32	3,000	2,431,906
	AT&T, Inc.
#	2.750%, 06/01/31	3,884	3,483,831
	AutoNation, Inc.
	3.850%, 03/01/32	2,122	1,890,996
	AvalonBay Communities, Inc.
#	2.450%, 01/15/31	3,000	2,670,392
#	2.050%, 01/15/32	1,200	1,026,132
	Avnet, Inc.
	3.000%, 05/15/31	8,645	7,275,247
	AXIS Specialty Finance PLC
	4.000%, 12/06/27	4,780	4,684,064
	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
#	3.337%, 12/15/27	10,970	10,630,685
	3.138%, 11/07/29	2,000	1,851,542
	Banco Santander SA
	3.800%, 02/23/28	5,800	5,481,749
	3.490%, 05/28/30	600	540,635
	Bank of Nova Scotia
	2.450%, 02/02/32	7,000	6,015,573
	BAT Capital Corp.
	4.906%, 04/02/30	9,000	8,561,817
	4.390%, 08/15/37	1,200	993,768
	Bayer U.S. Finance II LLC
Ω	4.375%, 12/15/28	7,000	6,972,268

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30	12,631	$10,710,985
Best Buy Co., Inc.
	4.450%, 10/01/28	4,800	4,859,506
	1.950%, 10/01/30	1,200	990,632
Biogen, Inc.
	2.250%, 05/01/30	12,000	10,252,705
Black Hills Corp.
	4.350%, 05/01/33	8,837	8,516,072
BlackRock, Inc.
	3.250%, 04/30/29	1,365	1,331,433
	1.900%, 01/28/31	15,500	13,368,352
BMW U.S. Capital LLC
#Ω	4.150%, 04/09/30	4,000	4,029,126
BNP Paribas SA
Ω	3.500%, 11/16/27	8,631	8,135,582
Boardwalk Pipelines LP
	3.600%, 09/01/32	550	482,794
Boeing Co.
	2.950%, 02/01/30	2,200	1,923,664
	3.600%, 05/01/34	2,600	2,206,401
	3.250%, 02/01/35	300	244,898
Boeing Co. (The)
	6.125%, 02/15/33	3,335	3,549,251
Booking Holdings, Inc.
#	4.625%, 04/13/30	4,900	5,041,575
BP Capital Markets America, Inc.
#	3.017%, 01/16/27	1,600	1,568,929
	1.749%, 08/10/30	1,800	1,543,381
	2.721%, 01/12/32	2,000	1,825,150
	3.060%, 06/17/41	10,000	8,266,758
BPCE SA
#Ω	2.700%, 10/01/29	2,000	1,784,841
Bristol-Myers Squibb Co.
	4.125%, 06/15/39	3,400	3,375,094
Brixmor Operating Partnership LP
	2.500%, 08/16/31	2,233	1,795,631
Broadcom, Inc.
	4.300%, 11/15/32	3,600	3,410,335
Ω	3.419%, 04/15/33	1,000	862,355
Ω	3.137%, 11/15/35	7,900	6,352,326
Brookfield Finance, Inc.
	4.350%, 04/15/30	2,000	1,957,841
Bunge Ltd. Finance Corp.
	3.750%, 09/25/27	3,075	3,024,001
Camden Property Trust
#	2.800%, 05/15/30	2,000	1,821,519
Campbell Soup Co.
#	4.150%, 03/15/28	505	508,983
Canadian Natural Resources Ltd.
	2.950%, 07/15/30	4,980	4,504,018
	5.850%, 02/01/35	2,000	2,086,129
Cargill, Inc.
Ω	2.125%, 04/23/30	3,470	3,079,538
		Face Amount	Value†
		(000)

	Carrier Global Corp.
	2.700%, 02/15/31	2,100	$1,851,743
	3.377%, 04/05/40	600	494,133
	Cboe Global Markets, Inc.
	1.625%, 12/15/30	600	502,632
	CenterPoint Energy, Inc.
#	2.950%, 03/01/30	1,600	1,471,844
	Charles Schwab Corp.
	2.750%, 10/01/29	3,000	2,775,626
	2.900%, 03/03/32	2,300	2,125,590
	Charles Schwab Corp. (The)
	4.625%, 03/22/30	5,000	5,193,343
	Choice Hotels International, Inc.
	3.700%, 12/01/29	1,580	1,429,109
	Chubb Corp. (The)
	6.500%, 05/15/38	500	601,906
	CI Financial Corp.
	3.200%, 12/17/30	3,000	2,347,653
	Cigna Corp.
	4.375%, 10/15/28	5,000	5,102,693
	2.400%, 03/15/30	4,000	3,582,694
	2.375%, 03/15/31	1,400	1,236,528
	3.200%, 03/15/40	1,870	1,568,600
	Cincinnati Financial Corp.
	6.920%, 05/15/28	358	407,515
	Citigroup, Inc.
	8.125%, 07/15/39	5,000	6,788,824
	CME Group, Inc.
	3.750%, 06/15/28	313	317,795
	CNO Financial Group, Inc.
	5.250%, 05/30/29	3,750	3,692,090
	Coca-Cola Co. (The)
	2.500%, 06/01/40	3,000	2,477,165
	Comcast Corp.
	4.250%, 10/15/30	1,000	1,026,970
	4.250%, 01/15/33	2,300	2,353,235
	7.050%, 03/15/33	3,837	4,733,613
#	4.400%, 08/15/35	3,250	3,317,462
	Comerica, Inc.
#	4.000%, 02/01/29	1,000	990,436
	Commonwealth Bank of Australia
Ω	1.875%, 09/15/31	8,500	7,211,801
	Conagra Brands, Inc.
	5.300%, 11/01/38	7,000	6,865,663
	ConocoPhillips
	5.900%, 10/15/32	7,000	7,961,475
#	6.500%, 02/01/39	1,500	1,819,047
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38	1,300	1,547,835
#	5.500%, 12/01/39	1,400	1,485,121
	5.700%, 06/15/40	294	321,181
	Corporate Office Properties LP
	2.900%, 12/01/33	2,000	1,570,905

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Costco Wholesale Corp.
	1.750%, 04/20/32	16,098	$13,870,074
Cox Communications, Inc.
Ω	4.800%, 02/01/35	3,797	3,783,301
Credit Agricole SA
	3.875%, 04/15/24	78	78,005
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	2,280	2,264,847
Crown Castle International Corp.
	2.250%, 01/15/31	1,100	932,687
	2.900%, 04/01/41	3,000	2,271,255
CVS Health Corp.
#	3.250%, 08/15/29	6,151	5,805,859
	2.700%, 08/21/40	600	456,592
Danske Bank AS
#Ω	4.375%, 06/12/28	6,000	5,772,820
Deere & Co.
	5.375%, 10/16/29	650	720,789
Dentsply Sirona, Inc.
	3.250%, 06/01/30	3,433	2,933,400
Diageo Capital PLC
	2.375%, 10/24/29	7,400	6,797,269
	2.125%, 04/29/32	2,600	2,279,282
Discovery Communications LLC
#	3.625%, 05/15/30	8,000	7,301,702
Dollar Tree, Inc.
#	4.200%, 05/15/28	4,634	4,638,308
Dow Chemical Co.
#	4.250%, 10/01/34	1,402	1,372,134
Dow Chemical Co. (The)
	7.375%, 11/01/29	458	543,536
Duke Energy Corp.
	3.300%, 06/15/41	2,750	2,229,858
DuPont de Nemours, Inc.
#	5.319%, 11/15/38	7,600	7,771,644
Eagle Materials, Inc.
	2.500%, 07/01/31	1,000	809,706
Eaton Corp.
	4.000%, 11/02/32	12,465	12,490,461
EI du Pont de Nemours & Co.
	2.300%, 07/15/30	1,225	1,091,689
Elevance Health, Inc.
	4.101%, 03/01/28	5,000	5,070,014
Enel Finance International NV
Ω	3.500%, 04/06/28	4,000	3,705,750
Enterprise Products Operating LLC
	6.875%, 03/01/33	2,035	2,409,245
	6.650%, 10/15/34	1,500	1,741,369
EOG Resources, Inc.
#	4.375%, 04/15/30	7,343	7,631,735
Equinor ASA
Ω	6.500%, 12/01/28	4,000	4,529,496
	2.375%, 05/22/30	2,000	1,818,010
		Face Amount	Value†
		(000)

ERP Operating LP
#	1.850%, 08/01/31	2,000	$1,686,030
Estee Lauder Cos., Inc. (The)
	2.600%, 04/15/30	2,400	2,233,909
Expedia Group, Inc.
	3.250%, 02/15/30	453	391,227
Extra Space Storage LP
	2.350%, 03/15/32	716	580,463
Exxon Mobil Corp.
#	2.440%, 08/16/29	6,050	5,628,379
FedEx Corp.
#	3.100%, 08/05/29	1,500	1,416,346
#	4.900%, 01/15/34	5,988	6,276,898
	3.900%, 02/01/35	2,000	1,888,018
Fidelity National Financial, Inc.
	3.400%, 06/15/30	8,900	7,995,056
	2.450%, 03/15/31	1,000	819,357
Flex Ltd.
	4.875%, 06/15/29	2,789	2,733,455
#	4.875%, 05/12/30	2,500	2,439,139
Flowserve Corp.
	2.800%, 01/15/32	10,000	7,989,827
FMR LLC
Ω	4.950%, 02/01/33	8,555	8,869,329
Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	4,300	3,861,994
Fox Corp.
#	5.476%, 01/25/39	6,000	6,140,744
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31	3,600	2,880,690
Ω	3.000%, 12/01/31	571	481,194
GATX Corp.
	3.500%, 06/01/32	1,050	944,097
General Dynamics Corp.
#	4.250%, 04/01/40	3,952	3,966,608
General Electric Co.
	6.750%, 03/15/32	3,208	3,732,895
General Motors Co.
	5.000%, 04/01/35	1,750	1,636,211
Georgia Power Co.
	2.650%, 09/15/29	2,000	1,811,670
Georgia-Pacific LLC
	7.750%, 11/15/29	4,960	6,109,829
Ω	2.300%, 04/30/30	7,000	6,284,429
Gilead Sciences, Inc.
	4.000%, 09/01/36	1,000	974,010
	2.600%, 10/01/40	5,000	3,845,264
GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28	2,800	2,861,081
	5.375%, 04/15/34	2,000	2,264,219
Glencore Funding LLC
#Ω	2.850%, 04/27/31	6,000	5,064,542
Global Payments, Inc.
	4.450%, 06/01/28	1,071	1,047,608

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Goldman Sachs Group, Inc.
#	6.125%, 02/15/33	6,600	$7,448,749
	Halliburton Co.
	2.920%, 03/01/30	1,000	916,666
	6.700%, 09/15/38	5,400	6,116,341
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	3,500	3,042,271
	Healthcare Reality Holdings LP
	2.000%, 03/15/31	800	641,664
	Home Depot Inc
	5.875%, 12/16/36	3,500	4,228,539
	Home Depot, Inc. (The)
	3.300%, 04/15/40	9,000	7,959,089
	HP, Inc.
	3.400%, 06/17/30	9,000	8,091,965
	HSBC Holdings PLC
	4.950%, 03/31/30	3,556	3,586,946
	ING Groep NV
	3.950%, 03/29/27	6,550	6,435,148
#	4.550%, 10/02/28	206	204,753
	Intel Corp.
#	4.000%, 12/15/32	1,200	1,224,334
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30	5,581	4,872,269
#	2.650%, 09/15/40	5,000	3,905,500
	International Business Machines Corp.
	3.300%, 01/27/27	1,726	1,716,815
	3.500%, 05/15/29	29	28,244
	1.950%, 05/15/30	2,800	2,431,889
	5.875%, 11/29/32	66	75,196
#	4.150%, 05/15/39	2,300	2,160,744
	2.850%, 05/15/40	2,000	1,593,248
	Interstate Power & Light Co.
	2.300%, 06/01/30	2,228	1,959,938
	Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27	4,000	3,787,445
	ITC Holdings Corp.
Ω	2.950%, 05/14/30	1,500	1,356,492
	Jabil, Inc.
	3.600%, 01/15/30	3,995	3,626,995
	3.000%, 01/15/31	6,167	5,326,690
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	2.625%, 10/15/31	1,900	1,533,287
	Johnson & Johnson
	1.300%, 09/01/30	7,825	6,865,730
	4.950%, 05/15/33	3,800	4,306,183
	4.375%, 12/05/33	4,334	4,666,369
	3.550%, 03/01/36	1,500	1,490,040
	2.100%, 09/01/40	14,000	10,800,134
	Juniper Networks, Inc.
	3.750%, 08/15/29	7,000	6,594,665
	Kellogg Co.
	7.450%, 04/01/31	1,100	1,312,613
		Face Amount	Value†
		(000)

	Kemper Corp.
	2.400%, 09/30/30	5,500	$4,583,490
#	3.800%, 02/23/32	3,100	2,838,715
	KeyCorp
	2.550%, 10/01/29	8,583	7,628,518
	Kilroy Realty LP
	2.500%, 11/15/32	3,000	2,402,170
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39	1,565	1,665,043
	Kroger Co.
	7.500%, 04/01/31	6,725	8,260,727
	Lam Research Corp.
#	4.000%, 03/15/29	2,000	2,032,745
	Lazard Group LLC
	4.500%, 09/19/28	7,000	6,900,305
	Lear Corp.
#	3.800%, 09/15/27	261	252,752
	3.500%, 05/30/30	3,595	3,167,934
	Leggett & Platt, Inc.
#	4.400%, 03/15/29	10,600	10,477,381
	Liberty Mutual Group, Inc.
#Ω	4.569%, 02/01/29	3,530	3,527,337
	Lincoln National Corp.
	3.050%, 01/15/30	11,900	10,765,853
#	3.400%, 01/15/31	60	55,125
	3.400%, 03/01/32	2,000	1,806,903
	Lloyds Banking Group PLC
	4.375%, 03/22/28	4,000	3,953,425
	Lockheed Martin Corp.
	4.500%, 05/15/36	2,650	2,771,764
	Loews Corp.
	6.000%, 02/01/35	1,900	2,132,373
	LSEGA Financing PLC
#Ω	2.500%, 04/06/31	5,000	4,434,985
	LYB International Finance III LLC
	3.375%, 10/01/40	5,500	4,384,728
	Markel Corp.
	3.350%, 09/17/29	7,000	6,563,794
	Mars, Inc.
Ω	3.600%, 04/01/34	9,159	8,842,426
	Marsh & McLennan Cos., Inc.
	4.375%, 03/15/29	1,762	1,795,368
	2.250%, 11/15/30	8,300	7,248,744
	2.375%, 12/15/31	65	56,818
	5.875%, 08/01/33	2,500	2,806,499
	McDonald's Corp.
	4.875%, 07/15/40	7,200	7,365,713
	Mercedes-Benz Finance North America LLC
#	8.500%, 01/18/31	9,188	11,961,017
	Merck & Co., Inc.
	2.350%, 06/24/40	5,100	3,977,093
	Merck Sharp & Dohme Corp.
	6.400%, 03/01/28	1,091	1,234,802
	MetLife, Inc.
	6.500%, 12/15/32	300	355,092

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	5.700%, 06/15/35	6,900	$7,817,601
	Micron Technology, Inc.
#	4.663%, 02/15/30	4,334	4,251,444
	3.366%, 11/01/41	1,600	1,207,849
	Microsoft Corp.
#	3.500%, 02/12/35	16,000	16,110,847
#	4.200%, 11/03/35	5,750	6,172,230
	Mitsubishi UFJ Financial Group, Inc.
	3.195%, 07/18/29	1,002	926,224
	2.048%, 07/17/30	8,750	7,325,500
	3.751%, 07/18/39	3,200	2,826,188
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26	2,000	1,881,815
	Morgan Stanley
	7.250%, 04/01/32	4,234	5,196,254
	Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28	2,500	2,555,196
	Mosaic Co.
	4.050%, 11/15/27	4,000	4,003,401
	Motorola Solutions, Inc.
	4.600%, 05/23/29	9,894	9,689,111
	MPLX LP
	4.125%, 03/01/27	1,800	1,785,332
	4.500%, 04/15/38	2,600	2,363,565
	National Securities Clearing Corp.
Ω	0.750%, 12/07/25	2,000	1,831,173
	Nestle Holdings, Inc.
Ω	1.250%, 09/15/30	11,000	9,326,707
	NetApp, Inc.
#	2.700%, 06/22/30	7,600	6,620,743
	Nomura Holdings, Inc.
	3.103%, 01/16/30	7,625	6,626,398
	2.679%, 07/16/30	2,000	1,679,801
	Northern Trust Corp.
	1.950%, 05/01/30	9,100	7,965,404
	Northrop Grumman Corp.
	5.150%, 05/01/40	2,000	2,114,871
	Nucor Corp.
	3.950%, 05/01/28	6,000	5,944,729
	2.700%, 06/01/30	3,700	3,304,472
	3.125%, 04/01/32	2,080	1,880,584
	NVIDIA Corp.
	3.500%, 04/01/40	2,000	1,832,422
	Oracle Corp.
	3.250%, 11/15/27	3,799	3,615,804
	3.250%, 05/15/30	7,966	7,174,590
	ORIX Corp.
#	2.250%, 03/09/31	1,500	1,287,294
	Owens Corning
	3.875%, 06/01/30	5,300	4,974,246
	Paramount Global
	4.200%, 05/19/32	4,800	4,356,954
	PerkinElmer, Inc.
	3.300%, 09/15/29	1,900	1,752,567
		Face Amount	Value†
		(000)

	Pfizer, Inc.
	3.900%, 03/15/39	2,400	$2,352,013
	Philip Morris International, Inc.
	3.375%, 08/15/29	6,600	6,067,894
	2.100%, 05/01/30	5,000	4,157,563
	Phillips 66
	2.150%, 12/15/30	3,000	2,562,494
	Phillips 66 Co.
Ω	3.550%, 10/01/26	3,550	3,487,726
Ω	3.150%, 12/15/29	5,500	5,072,467
	PNC Financial Services Group, Inc.
	3.450%, 04/23/29	1,000	959,429
	PPG Industries, Inc.
	2.800%, 08/15/29	5,500	5,097,136
	2.550%, 06/15/30	4,000	3,612,689
	Primerica, Inc.
	2.800%, 11/19/31	5,950	5,142,395
	Procter & Gamble Co.
	1.200%, 10/29/30	1,250	1,062,625
	Progress Energy, Inc.
	6.000%, 12/01/39	5,010	5,428,592
	Progressive Corp.
	3.000%, 03/15/32	200	186,937
#	6.250%, 12/01/32	900	1,067,472
	Prudential Financial, Inc.
#	3.878%, 03/27/28	2,856	2,874,786
#	5.750%, 07/15/33	3,625	4,062,893
	3.000%, 03/10/40	1,000	835,958
	Prudential PLC
	3.125%, 04/14/30	3,000	2,791,108
	3.625%, 03/24/32	2,750	2,605,519
	PulteGroup, Inc.
	6.375%, 05/15/33	1,500	1,603,139
	QUALCOMM, Inc.
#	2.150%, 05/20/30	7,917	7,244,993
	4.650%, 05/20/35	800	855,590
	Quest Diagnostics, Inc.
	2.800%, 06/30/31	200	178,387
	Ralph Lauren Corp.
	2.950%, 06/15/30	1,000	916,244
	Rayonier LP
	2.750%, 05/17/31	3,500	3,013,383
	Raytheon Technologies Corp.
#	4.450%, 11/16/38	1,000	986,960
	Realty Income Corp.
	2.850%, 12/15/32	3,000	2,682,181
	1.800%, 03/15/33	5,000	3,952,910
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	3,857	3,842,432
	3.150%, 06/15/30	1,600	1,450,312
	Republic Services, Inc.
	6.200%, 03/01/40	230	262,548
	Rio Tinto Finance USA Ltd.
	7.125%, 07/15/28	2,120	2,477,791

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Royal Bank of Canada
	3.875%, 05/04/32	2,000	$1,959,964
	Royalty Pharma PLC
	2.200%, 09/02/30	4,000	3,378,205
	3.300%, 09/02/40	4,850	3,783,187
	Schlumberger Investment SA
#	2.650%, 06/26/30	550	499,622
	Sempra Energy
	3.800%, 02/01/38	2,200	1,950,701
	Shell International Finance BV
	2.875%, 05/10/26	10,000	9,831,101
	2.375%, 11/07/29	2,000	1,813,880
	Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	80	86,900
	Simon Property Group LP
#	2.650%, 07/15/30	4,000	3,504,766
	2.250%, 01/15/32	4,100	3,392,083
	Societe Generale SA
#Ω	3.000%, 01/22/30	5,400	4,665,871
	Southwest Gas Corp.
	2.200%, 06/15/30	5,700	4,688,118
	Steel Dynamics, Inc.
#	3.250%, 01/15/31	7,626	6,792,859
	STORE Capital Corp.
	2.750%, 11/18/30	4,000	3,368,461
	Sumitomo Mitsui Financial Group, Inc.
	3.544%, 01/17/28	3,500	3,376,256
	3.040%, 07/16/29	3,000	2,735,271
	2.222%, 09/17/31	6,227	5,192,329
	Suncor Energy, Inc.
	5.950%, 12/01/34	7,000	7,569,863
	6.500%, 06/15/38	1,000	1,121,301
	Takeda Pharmaceutical Co. Ltd.
	3.025%, 07/09/40	9,961	8,082,783
	Tapestry, Inc.
	3.050%, 03/15/32	1,762	1,474,903
	Telefonica Europe BV
	8.250%, 09/15/30	9,275	11,256,688
	Textron, Inc.
	2.450%, 03/15/31	6,750	5,707,259
	TotalEnergies Capital International SA
	2.829%, 01/10/30	9,400	8,825,567
	TotalEnergies Capital SA
#	3.883%, 10/11/28	4,928	4,991,781
	Toyota Motor Credit Corp.
#	3.050%, 01/11/28	7,000	6,845,055
	TransCanada PipeLines Ltd.
	4.625%, 03/01/34	9,145	9,236,837
	Travelers Cos., Inc.
#	6.250%, 06/15/37	670	826,776
	Union Pacific Corp.
	2.891%, 04/06/36	8,930	7,903,684
	Face Amount	Value†
	(000)

United Parcel Service, Inc.
6.200%, 01/15/38	2,000	$2,419,242
# 5.200%, 04/01/40	5,260	5,813,121
UnitedHealth Group, Inc.
# 3.875%, 12/15/28	3,000	3,073,110
# 4.625%, 07/15/35	6,050	6,437,990
2.750%, 05/15/40	2,000	1,627,698
Unum Group
3.875%, 11/05/25	6,000	5,925,747
4.000%, 06/15/29	3,275	3,130,596
Valero Energy Corp.
7.500%, 04/15/32	4,400	5,263,097
6.625%, 06/15/37	2,300	2,616,980
Ventas Realty LP
3.000%, 01/15/30	3,800	3,415,798
Verizon Communications, Inc.
4.500%, 08/10/33	100	101,747
VF Corp.
# 2.950%, 04/23/30	5,845	5,317,539
Viatris, Inc.
3.850%, 06/22/40	5,750	4,195,450
Virginia Electric & Power Co.
8.875%, 11/15/38	670	960,068
Vodafone Group PLC
7.875%, 02/15/30	7,625	9,188,235
Vornado Realty LP
3.400%, 06/01/31	5,250	4,440,933
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30	4,104	3,760,664
Walt Disney Co.
# 2.650%, 01/13/31	5,535	5,091,731
# 6.200%, 12/15/34	6,200	7,348,890
Waste Management, Inc.
2.950%, 06/01/41	5,000	4,073,956
Wells Fargo & Co.
# 4.150%, 01/24/29	7,042	7,008,493
Welltower, Inc.
3.100%, 01/15/30	2,000	1,815,262
2.750%, 01/15/31	8,500	7,378,478
Westlake Chemical Corp.
3.375%, 06/15/30	1,416	1,307,721
Westlake Corp.
2.875%, 08/15/41	800	583,111
Westpac Banking Corp.
2.700%, 08/19/26	4,345	4,209,769
# 2.150%, 06/03/31	19,052	16,627,835
WestRock MWV LLC
8.200%, 01/15/30	3,885	4,741,136
7.950%, 02/15/31	3,112	3,786,995
Whirlpool Corp.
# 4.750%, 02/26/29	2,000	2,042,308
Williams Cos., Inc.
8.750%, 03/15/32	5,000	6,399,562
Wisconsin Power & Light Co.
1.950%, 09/16/31	3,250	2,780,666
WP Carey, Inc.
2.450%, 02/01/32	2,300	1,910,840

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
	Face Amount	Value†
	(000)

WRKCo, Inc.
# 4.200%, 06/01/32	1,600	$1,566,420
TOTAL BONDS		1,391,904,025
U.S. TREASURY OBLIGATIONS — (3.5%)
U.S. Treasury Notes
0.375%, 04/30/25	7,000	6,543,633
0.250%, 05/31/25	11,750	10,923,828
0.250%, 06/30/25	12,000	11,136,094
0.250%, 07/31/25	9,750	9,028,271
0.250%, 08/31/25	16,500	15,246,387
TOTAL U.S. TREASURY OBLIGATIONS		52,878,213
TOTAL INVESTMENT SECURITIES (Cost $1,629,452,386)		1,456,288,256

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.5%)
@§	The DFA Short Term Investment Fund	4,621,885	$53,461,343
TOTAL INVESTMENTS — (100.0%)
(Cost $1,682,911,918)^^			$1,509,749,599

Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$11,506,018	—	$11,506,018
Bonds	—	1,391,904,025	—	1,391,904,025
U.S. Treasury Obligations	—	52,878,213	—	52,878,213
Securities Lending Collateral	—	53,461,343	—	53,461,343
TOTAL	—	$1,509,749,599	—	$1,509,749,599

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (91.0%)
AUSTRALIA — (2.0%)
ANZ New Zealand International Ltd.
Ω	1.250%, 06/22/26		3,583	$3,251,859
APT Pipelines Ltd.
	4.200%, 03/23/25		2,000	1,989,054
Ω	4.200%, 03/23/25		1,200	1,193,432
Bank of New Zealand
Ω	1.000%, 03/03/26		300	272,001
FMG Resources August 2006 Pty Ltd.
Ω	5.125%, 05/15/24		1,500	1,512,983
Glencore Finance Europe Ltd.
	0.625%, 09/11/24	EUR	397	391,503
Glencore Funding LLC
#Ω	4.625%, 04/29/24		3,400	3,410,113
Ω	1.625%, 09/01/25		1,175	1,081,470
#Ω	1.625%, 04/27/26		700	629,801
Telstra Corp. Ltd.
Ω	3.125%, 04/07/25		2,953	2,919,868
TOTAL AUSTRALIA				16,652,084
CANADA — (6.0%)
Bank of Montreal
#	1.250%, 09/15/26		5,000	4,543,138
Bank of Nova Scotia
	1.050%, 03/02/26		5,900	5,387,533
Brookfield Asset Management, Inc.
	4.000%, 01/15/25		2,100	2,103,612
Canadian Imperial Bank of Commerce
	1.250%, 06/22/26		7,631	6,958,252
Canadian National Railway Co.
#	2.750%, 03/01/26		2,000	1,956,175
Canadian Natural Resources Ltd.
	2.950%, 01/15/23		1,000	997,643
	3.900%, 02/01/25		1,200	1,194,559
	2.050%, 07/15/25		250	236,071
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,246,574
Enbridge, Inc.
	3.190%, 12/05/22	CAD	1,000	779,454
	2.500%, 01/15/25		2,200	2,129,816
National Bank of Canada
	1.534%, 06/15/26	CAD	7,500	5,310,648
Royal Bank of Canada
	0.875%, 01/20/26		8,000	7,267,205
Spectra Energy Partners LP
	4.750%, 03/15/24		500	506,390
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	2,000	$1,485,752
Toronto-Dominion Bank
	1.200%, 06/03/26		7,500	6,827,348
TransCanada PipeLines Ltd.
	2.500%, 08/01/22		600	600,000
TOTAL CANADA				50,530,170
DENMARK — (0.3%)
Danske Bank AS
Ω	5.375%, 01/12/24		2,000	2,027,663
FRANCE — (1.5%)
BNP Paribas SA
Ω	3.375%, 01/09/25		2,000	1,958,390
BPCE SA
Ω	2.375%, 01/14/25		2,300	2,195,066
#Ω	1.000%, 01/20/26		3,000	2,693,140
Societe Generale SA
#Ω	2.625%, 10/16/24		800	769,768
Ω	1.375%, 07/08/25		3,600	3,324,296
Ω	4.000%, 01/12/27		2,000	1,932,870
TOTAL FRANCE				12,873,530
GERMANY — (4.3%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		2,800	2,793,858
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	982,173
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26		4,500	4,365,654
Daimler Finance North America LLC
	3.350%, 02/22/23		333	332,630
#Ω	3.300%, 05/19/25		300	295,954
Ω	1.450%, 03/02/26		6,000	5,531,957
Daimler Trucks Finance North America LLC
Ω	3.500%, 04/07/25		4,490	4,412,691
Deutsche Bank AG
#	3.700%, 05/30/24		1,800	1,775,961
	1.686%, 03/19/26		2,200	2,007,587
Deutsche Telekom International Finance BV
#Ω	3.600%, 01/19/27		2,500	2,487,997
Fresenius Medical Care U.S. Finance III, Inc.
Ω	1.875%, 12/01/26		3,280	2,861,516
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		7,500	6,909,171

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Ω	1.200%, 03/11/26		1,500	$1,381,834
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25		500	475,943
TOTAL GERMANY				36,614,926
IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	6.500%, 07/15/25		5,450	5,635,662
	1.750%, 01/30/26		500	444,274
TOTAL IRELAND				6,079,936
ITALY — (1.3%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		800	772,527
Republic of Italy Government International Bond
	6.875%, 09/27/23		750	770,667
	2.375%, 10/17/24		1,661	1,594,294
	1.250%, 02/17/26		3,500	3,108,329
Snam SpA
	0.000%, 08/15/25	EUR	5,000	4,837,821
TOTAL ITALY				11,083,638
JAPAN — (5.7%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		8,176	7,361,040
Aircastle Ltd.
	4.125%, 05/01/24		2,000	1,957,700
Ω	5.250%, 08/11/25		50	48,935
	4.250%, 06/15/26		3,500	3,283,334
Mitsubishi UFJ Financial Group, Inc.
#	3.850%, 03/01/26		4,000	3,969,702
	2.757%, 09/13/26		1,000	948,698
Mizuho Financial Group, Inc.
	3.477%, 04/12/26		3,300	3,203,622
Nissan Motor Acceptance Co. LLC
Ω	3.450%, 03/15/23		1,000	993,304
Ω	1.125%, 09/16/24		500	463,834
#Ω	2.000%, 03/09/26		1,500	1,323,074
Nissan Motor Co. Ltd.
#Ω	3.522%, 09/17/25		3,000	2,883,492
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,299,401
	1.653%, 07/14/26		700	626,590
NTT Finance Corp.
Ω	1.162%, 04/03/26		2,886	2,639,465
	1.162%, 04/03/26		1,600	1,463,321
Sumitomo Mitsui Financial Group, Inc.
	2.348%, 01/15/25		270	259,853
	0.948%, 01/12/26		5,200	4,690,516
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	2.632%, 07/14/26		1,500	$1,424,124
Sumitomo Mitsui Trust Bank Ltd.
#	1.550%, 03/25/26		800	737,232
Toyota Motor Corp.
	1.339%, 03/25/26		5,163	4,820,224
TOTAL JAPAN				48,397,461
LUXEMBOURG — (0.1%)
ArcelorMittal SA
	6.125%, 06/01/25		500	516,629
NETHERLANDS — (1.2%)
Cooperatieve Rabobank UA
#Ω	2.625%, 07/22/24		1,450	1,413,892
ING Groep NV
Ω	4.625%, 01/06/26		6,100	6,176,905
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		3,000	2,887,360
TOTAL NETHERLANDS				10,478,157
NORWAY — (0.6%)
Aker BP ASA
Ω	2.875%, 01/15/26		5,400	5,131,109
SPAIN — (0.9%)
Banco Santander SA
#	1.849%, 03/25/26		2,000	1,819,014
CaixaBank SA
	1.375%, 06/19/26	EUR	1,800	1,742,484
Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,000	998,079
#	3.244%, 10/05/26		3,000	2,845,122
Telefonica Emisiones SA
	3.987%, 01/23/23	EUR	300	311,137
TOTAL SPAIN				7,715,836
SWITZERLAND — (1.4%)
Credit Suisse Group AG
	3.750%, 03/26/25		2,550	2,470,955
	4.550%, 04/17/26		3,500	3,435,692
UBS Group AG
Ω	4.125%, 09/24/25		3,000	3,013,977
	4.125%, 09/24/25		2,000	2,009,318
	4.125%, 04/15/26		1,000	996,735
TOTAL SWITZERLAND				11,926,677
UNITED KINGDOM — (5.9%)
AstraZeneca PLC
	0.700%, 04/08/26		5,820	5,288,013
Barclays PLC
	3.650%, 03/16/25		1,650	1,620,656
	4.375%, 01/12/26		2,160	2,167,034
BAT Capital Corp.
	3.222%, 08/15/24		200	196,271

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	3.215%, 09/06/26		1,500	$1,421,028
BAT International Finance PLC
	2.375%, 01/19/23	EUR	500	514,594
	1.668%, 03/25/26		3,000	2,711,906
BP Capital Markets America, Inc.
	3.119%, 05/04/26		1,500	1,482,062
British Telecommunications P.L.C.
	0.500%, 09/12/25	EUR	1,000	986,323
CK Hutchison International 16 Ltd.
	2.750%, 10/03/26		1,200	1,165,740
CNH Industrial Capital LLC
	1.950%, 07/02/23		800	784,017
	4.200%, 01/15/24		1,567	1,570,933
	3.950%, 05/23/25		1,700	1,691,999
HSBC Holdings PLC
	4.300%, 03/08/26		3,000	3,017,257
#	3.900%, 05/25/26		3,000	2,984,823
LSEGA Financing PLC
Ω	1.375%, 04/06/26		5,700	5,212,355
Nationwide Building Society
#Ω	3.900%, 07/21/25		1,800	1,795,400
Ω	1.000%, 08/28/25		2,600	2,330,120
Ω	1.500%, 10/13/26		1,500	1,350,298
Natwest Group PLC
	4.800%, 04/05/26		5,800	5,858,195
Natwest Markets PLC
Ω	3.625%, 09/29/22		200	200,062
Reynolds American, Inc.
	4.450%, 06/12/25		1,500	1,498,334
Standard Chartered PLC
#Ω	3.200%, 04/17/25		2,000	1,940,473
#Ω	4.050%, 04/12/26		2,400	2,380,579
TOTAL UNITED KINGDOM				50,168,472
UNITED STATES — (59.1%)
AbbVie, Inc.
	3.600%, 05/14/25		500	500,084
	3.200%, 05/14/26		1,200	1,188,831
AES Corp.
Ω	3.300%, 07/15/25		1,500	1,429,785
Aetna, Inc.
	3.500%, 11/15/24		412	410,203
Altria Group, Inc.
#	2.350%, 05/06/25		571	547,817
Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,835	2,742,446
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		650	647,521
American Campus Communities Operating Partnership LP
	3.300%, 07/15/26		300	297,644
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Electric Power Co., Inc.
1.000%, 11/01/25		678	$616,175
American Medical Systems Europe BV
0.750%, 03/08/25	EUR	1,000	1,004,879
American Tower Corp.
3.375%, 05/15/24		900	892,338
4.400%, 02/15/26		1,300	1,307,904
1.600%, 04/15/26		4,500	4,105,152
Ameriprise Financial, Inc.
2.875%, 09/15/26		2,500	2,428,346
Amgen, Inc.
# 2.600%, 08/19/26		5,000	4,845,686
Anthem, Inc.
1.500%, 03/15/26		6,201	5,779,177
Archer-Daniels-Midland Co.
# 2.500%, 08/11/26		476	464,728
Ares Capital Corp.
4.200%, 06/10/24		3,000	2,977,396
3.250%, 07/15/25		2,500	2,357,388
# 3.875%, 01/15/26		1,000	941,238
Arrow Electronics, Inc.
# 3.250%, 09/08/24		1,400	1,375,397
AT&T, Inc.
4.000%, 11/25/25	CAD	2,000	1,550,990
AvalonBay Communities, Inc.
2.950%, 05/11/26		4,000	3,875,114
Avient Corp.
5.250%, 03/15/23		1,400	1,401,808
Ball Corp.
4.875%, 03/15/26		1,000	1,007,880
Bank of America Corp.
3.500%, 04/19/26		4,690	4,673,074
Becton Dickinson and Co.
0.034%, 08/13/25	EUR	4,250	4,152,767
Boardwalk Pipelines LP
4.950%, 12/15/24		3,937	3,978,551
5.950%, 06/01/26		1,926	2,023,898
Boeing Co.
2.600%, 10/30/25		1,827	1,723,346
Boeing Co.
3.100%, 05/01/26		4,100	3,930,660
2.250%, 06/15/26		153	141,290
Booking Holdings, Inc.
# 3.600%, 06/01/26		2,000	2,011,943
Brixmor Operating Partnership LP
# 3.650%, 06/15/24		1,000	985,212
3.850%, 02/01/25		800	789,340
Brown & Brown, Inc.
4.200%, 09/15/24		1,840	1,841,571
Campbell Soup Co.
3.950%, 03/15/25		1,000	1,006,322
3.300%, 03/19/25		1,223	1,210,765
Capital One Financial Corp.
3.200%, 02/05/25		1,000	978,364

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Cargill, Inc.
Ω	0.750%, 02/02/26	6,390	$5,810,316
	Carrier Global Corp.
	2.242%, 02/15/25	79	76,291
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26	6,800	5,788,042
	CenterPoint Energy, Inc.
#	1.450%, 06/01/26	500	457,599
Charles Schwab Corp.
	0.900%, 03/11/26	3,375	3,097,216
	1.150%, 05/13/26	3,000	2,758,178
	Cigna Corp.
#	1.250%, 03/15/26	7,000	6,470,230
Citigroup, Inc.
	3.700%, 01/12/26	1,700	1,701,415
	3.400%, 05/01/26	6,000	5,906,650
	CNO Financial Group, Inc.
#	5.250%, 05/30/25	5,500	5,597,836
	Comcast Corp.
	3.150%, 03/01/26	900	894,735
	Conagra Brands, Inc.
	4.300%, 05/01/24	704	708,241
	Constellation Energy Generation LLC
	3.250%, 06/01/25	3,500	3,407,040
	Corporate Office Properties LP
	2.250%, 03/15/26	1,200	1,094,656
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	380	378,332
	Crown Castle International Corp.
	1.050%, 07/15/26	6,000	5,338,705
	DCP Midstream Operating LP
	5.375%, 07/15/25	2,000	2,050,000
	Discover Bank
	3.450%, 07/27/26	2,000	1,912,145
Discover Financial Services
	3.750%, 03/04/25	1,200	1,183,466
#	4.500%, 01/30/26	2,500	2,495,968
	Discovery Communications LLC
	4.900%, 03/11/26	4,186	4,258,741
Dominion Energy, Inc.
	3.300%, 03/15/25	600	593,697
	1.450%, 04/15/26	3,000	2,784,227
	DPL, Inc.
	4.125%, 07/01/25	2,000	1,938,800
	DTE Energy Co.
#	1.050%, 06/01/25	2,300	2,133,372
	DXC Technology Co.
	1.800%, 09/15/26	3,000	2,701,489
	Eastman Chemical Co.
	3.800%, 03/15/25	1,000	996,303
eBay, Inc.
#	2.750%, 01/30/23	816	813,151
#	1.400%, 05/10/26	5,335	4,908,405
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Edison International
	4.950%, 04/15/25		5,500	$5,576,103
Energy Transfer LP
	3.450%, 01/15/23		500	498,786
	4.050%, 03/15/25		1,500	1,486,991
	4.750%, 01/15/26		4,166	4,192,208
	EPR Properties
	4.750%, 12/15/26		2,000	1,885,239
	Equinix, Inc.
	1.450%, 05/15/26		6,500	5,919,073
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,394	4,361,639
	Expedia Group, Inc.
	5.000%, 02/15/26		2,900	2,933,595
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		4,900	5,029,362
	Fidelity National Information Services, Inc.
	1.150%, 03/01/26		6,100	5,537,106
	Fiserv, Inc.
	3.200%, 07/01/26		6,500	6,328,378
Flex Ltd.
	4.750%, 06/15/25		650	649,730
	3.750%, 02/01/26		5,000	4,835,663
	Ford Motor Credit Co. LLC
	4.134%, 08/04/25		2,000	1,972,500
	Freeport-McMoRan, Inc.
	4.550%, 11/14/24		2,000	2,010,500
	General Motors Co.
#	6.125%, 10/01/25		1,300	1,366,620
General Motors Financial Co., Inc.
	2.750%, 06/20/25		3,500	3,346,527
	1.250%, 01/08/26		300	270,663
	5.250%, 03/01/26		1,473	1,501,909
	Gilead Sciences, Inc.
	3.650%, 03/01/26		3,986	3,998,079
Global Payments, Inc.
	1.200%, 03/01/26		1,600	1,438,204
	4.800%, 04/01/26		4,250	4,285,447
	GLP Capital LP/GLP Financing II, Inc.
	3.350%, 09/01/24		3,125	3,010,375
Goldman Sachs Group, Inc.
#	3.750%, 05/22/25		2,000	1,998,920
	3.750%, 02/25/26		3,500	3,504,996
	Graphic Packaging International LLC
	4.125%, 08/15/24		824	817,944
	Hanesbrands, Inc.
Ω	4.875%, 05/15/26		2,500	2,433,337
	Harley-Davidson Financial Services, Inc.
	0.900%, 11/19/24	EUR	1,000	985,062
	HCA, Inc.
#	5.375%, 02/01/25		3,250	3,315,089

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Healthcare Trust of America Holdings LP
3.500%, 08/01/26		5,000	$4,832,300
Hewlett Packard Enterprise Co.
4.450%, 10/02/23		2,302	2,322,664
1.750%, 04/01/26		2,000	1,865,427
Howmet Aerospace, Inc.
6.875%, 05/01/25		112	117,880
HP, Inc.
2.200%, 06/17/25		2,000	1,913,627
1.450%, 06/17/26		2,242	2,047,359
Humana, Inc.
3.850%, 10/01/24		3,000	3,014,214
Huntington Bancshares, Inc.
2.625%, 08/06/24		700	685,341
Hyatt Hotels Corp.
3.375%, 07/15/23		714	705,837
4.850%, 03/15/26		1,796	1,816,788
Intercontinental Exchange, Inc.
3.750%, 12/01/25		4,000	4,033,120
Interpublic Group of Cos., Inc.
4.200%, 04/15/24		500	500,258
Jabil, Inc.
1.700%, 04/15/26		6,825	6,201,643
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
# 4.850%, 01/15/27		4,000	4,054,522
John Deere Financial, Inc.
1.630%, 04/09/26	CAD	3,500	2,518,289
JPMorgan Chase & Co.
3.300%, 04/01/26		2,262	2,235,525
# 3.200%, 06/15/26		2,500	2,468,300
Laboratory Corp. of America Holdings
1.550%, 06/01/26		2,502	2,299,375
Las Vegas Sands Corp.
2.900%, 06/25/25		3,000	2,811,497
Lazard Group LLC
3.750%, 02/13/25		1,000	992,011
Lennar Corp.
4.750%, 05/30/25		1,200	1,209,847
Lincoln National Corp.
3.350%, 03/09/25		1,000	992,364
LYB International Finance III LLC
1.250%, 10/01/25		566	519,017
Marathon Petroleum Corp.
3.625%, 09/15/24		100	99,397
4.700%, 05/01/25		1,900	1,937,452
5.125%, 12/15/26		250	258,937
Marriott International, Inc.
3.750%, 03/15/25		5,000	4,986,342
McKesson Corp.
0.900%, 12/03/25		2,600	2,365,016
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Micron Technology, Inc.
	4.975%, 02/06/26	1,500	$1,538,328
Molson Coors Beverage Co.
	3.000%, 07/15/26	5,500	5,255,596
Morgan Stanley
	3.875%, 01/27/26	6,000	6,038,291
MPLX LP
	1.750%, 03/01/26	3,200	2,942,362
National Rural Utilities Cooperative Finance Corp.
	1.000%, 06/15/26	7,048	6,469,344
NetApp, Inc.
	3.250%, 12/15/22	935	934,960
	1.875%, 06/22/25	100	94,848
Netflix, Inc.
	5.875%, 02/15/25	3,000	3,105,024
Newell Brands, Inc.
	4.875%, 06/01/25	2,000	2,020,000
NextEra Energy Operating Partners LP
Ω	3.875%, 10/15/26	1,000	987,795
Nucor Corp.
	2.000%, 06/01/25	2,000	1,920,778
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,496,442
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	500	498,366
OneMain Finance Corp.
	6.875%, 03/15/25	3,585	3,540,187
Oracle Corp.
#	2.950%, 05/15/25	5,000	4,874,466
	1.650%, 03/25/26	2,700	2,482,082
Paramount Global
#	4.750%, 05/15/25	2,162	2,196,166
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26	572	573,493
Ω	1.700%, 06/15/26	5,150	4,652,355
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24	4,500	4,444,515
Philip Morris International, Inc.
#	2.750%, 02/25/26	2,000	1,932,449
#	0.875%, 05/01/26	3,000	2,698,295
Phillips 66
	1.300%, 02/15/26	1,500	1,376,707
Phillips 66 Co.
Ω	2.450%, 12/15/24	1,000	965,902
Ω	3.605%, 02/15/25	1,000	994,124
Ω	3.550%, 10/01/26	193	189,614
Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24	1,500	1,474,864

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	PNC Financial Services Group, Inc.
	1.150%, 08/13/26		372	$337,996
	PPG Industries, Inc.
	1.200%, 03/15/26		6,000	5,473,185
	Public Storage
	0.875%, 02/15/26		6,500	5,961,756
PulteGroup, Inc.
	5.500%, 03/01/26		3,186	3,278,457
#	5.000%, 01/15/27		2,000	2,036,478
	Qwest Corp.
	7.250%, 09/15/25		2,000	2,095,000
	Radian Group, Inc.
#	4.500%, 10/01/24		3,500	3,453,765
	Realty Income Corp.
	0.750%, 03/15/26		2,000	1,788,081
Roper Technologies, Inc.
	1.000%, 09/15/25		1,500	1,373,858
	3.800%, 12/15/26		479	479,371
	Ross Stores, Inc.
#	0.875%, 04/15/26		2,024	1,835,138
	Royalty Pharma PLC
	1.200%, 09/02/25		3,986	3,662,917
	Ryder System, Inc.
	4.625%, 06/01/25		500	507,178
	Seagate HDD Cayman
	4.750%, 01/01/25		1,500	1,488,953
	Sealed Air Corp.
Ω	5.500%, 09/15/25		2,500	2,550,825
	Sempra Energy
	3.300%, 04/01/25		1,477	1,460,503
	Sensata Technologies BV
Ω	5.625%, 11/01/24		2,000	2,017,596
	Simon Property Group LP
	3.500%, 09/01/25		2,000	1,992,400
	SLM Corp.
	3.125%, 11/02/26		3,000	2,629,800
	Southwest Airlines Co.
	5.250%, 05/04/25		3,500	3,605,832
	Southwestern Electric Power Co.
	1.650%, 03/15/26		4,600	4,256,046
	Steel Dynamics, Inc.
#	2.400%, 06/15/25		100	95,908
	Stryker Corp.
#	3.500%, 03/15/26		3,000	2,994,666
Sysco Corp.
	1.250%, 06/23/23	EUR	225	229,717
#	3.300%, 07/15/26		4,191	4,138,473
	Tapestry, Inc.
	4.250%, 04/01/25		50	50,058
	TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
	5.875%, 06/15/24		250	251,688
	Trinity Industries, Inc.
	4.550%, 10/01/24		1,000	982,105
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Truist Financial Corp.
#	3.700%, 06/05/25		1,500	$1,505,219
	UnitedHealth Group, Inc.
	3.100%, 03/15/26		500	498,121
	Unum Group
	4.000%, 03/15/24		2,800	2,801,627
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		6,000	5,678,726
	Valero Energy Corp.
	2.850%, 04/15/25		221	214,875
Ventas Realty LP
	3.500%, 04/15/24		1,000	990,695
	2.650%, 01/15/25		500	481,127
	4.125%, 01/15/26		2,500	2,481,395
	Verizon Communications, Inc.
#	1.450%, 03/20/26		5,200	4,866,705
	VMware, Inc.
	1.400%, 08/15/26		7,107	6,400,338
	Vontier Corp.
	1.800%, 04/01/26		3,500	3,079,720
	Vornado Realty LP
	2.150%, 06/01/26		6,100	5,501,969
	Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26		5,000	4,985,383
	Walt Disney Co.
#	1.750%, 01/13/26		7,000	6,655,087
	Waste Management, Inc.
	0.750%, 11/15/25		2,000	1,837,683
Wells Fargo & Co.
	3.550%, 09/29/25		1,000	996,410
	3.000%, 04/22/26		2,000	1,947,306
	2.975%, 05/19/26	CAD	2,500	1,855,648
	3.000%, 10/23/26		1,000	969,730
	Western Digital Corp.
#	4.750%, 02/15/26		3,000	2,956,107
	Western Union Co.
	1.350%, 03/15/26		6,000	5,430,763
	Williams Cos., Inc.
	4.300%, 03/04/24		1,000	1,004,818
	Williams Cos., Inc.
	3.900%, 01/15/25		1,596	1,591,617
	WRKCo, Inc.
#	4.650%, 03/15/26		5,500	5,619,251
	Xerox Holdings Corp.
Ω	5.000%, 08/15/25		3,500	3,382,803
	TOTAL UNITED STATES			499,150,896
	TOTAL BONDS			769,347,184
U.S. TREASURY OBLIGATIONS — (5.6%)
U.S. Treasury Notes
	0.125%, 12/15/23		10,000	9,618,750
	0.875%, 01/31/24		7,000	6,785,625

DFA Targeted Credit Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

0.250%, 05/15/24	32,000	$30,512,499
TOTAL U.S. TREASURY OBLIGATIONS		46,916,874
TOTAL INVESTMENT SECURITIES (Cost $875,272,034)		816,264,058

		Shares	Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§	The DFA Short Term Investment Fund	2,519,233	$29,139,966
TOTAL INVESTMENTS — (100.0%)
(Cost $904,411,881)^^			$845,404,024

As of July 31, 2022, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
CAD	236,302	USD	183,368	Citibank, N.A.	08/26/22	$1,157
USD	11,052,346	CAD	14,082,850	HSBC Bank	08/26/22	55,224
USD	2,452,840	EUR	2,374,719	State Street Bank and Trust	10/04/22	15,004
Total Appreciation						$71,385
CAD	218,844	USD	173,968	Citibank, N.A.	08/26/22	$(3,076)
USD	5,054,340	CAD	6,529,259	Citibank, N.A.	08/31/22	(44,255)
USD	12,440,549	EUR	12,297,043	BANK OF NEW YORK	10/04/22	(183,331)
USD	213,166	EUR	208,095	Citibank, N.A.	10/04/22	(459)
Total (Depreciation)						$(231,121)
Total Appreciation (Depreciation)						$(159,736)
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$16,652,084	—	$16,652,084
Canada	—	50,530,170	—	50,530,170
Denmark	—	2,027,663	—	2,027,663
France	—	12,873,530	—	12,873,530
Germany	—	36,614,926	—	36,614,926
Ireland	—	6,079,936	—	6,079,936
Italy	—	11,083,638	—	11,083,638
Japan	—	48,397,461	—	48,397,461
Luxembourg	—	516,629	—	516,629
Netherlands	—	10,478,157	—	10,478,157
Norway	—	5,131,109	—	5,131,109
Spain	—	7,715,836	—	7,715,836
Switzerland	—	11,926,677	—	11,926,677
United Kingdom	—	50,168,472	—	50,168,472
United States	—	499,150,896	—	499,150,896
U.S. Treasury Obligations	—	46,916,874	—	46,916,874

DFA Targeted Credit Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$29,139,966	—	$29,139,966
Forward Currency Contracts**	—	(159,736)	—	(159,736)
TOTAL	—	$845,244,288	—	$845,244,288
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (15.6%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26	5,760	$5,716,030
Federal Home Loan Bank
	2.750%, 12/13/24	37,645	37,452,481
	3.125%, 09/12/25	10,000	10,080,083
	5.750%, 06/12/26	11,775	12,997,521
	2.500%, 12/10/27	4,000	3,938,209
	3.000%, 03/10/28	30,815	31,118,262
	3.250%, 06/09/28	109,035	110,782,444
#	3.250%, 11/16/28	91,250	93,634,164
	2.125%, 09/14/29	10,000	9,464,447
	2.125%, 12/14/29	23,735	22,354,428
	5.500%, 07/15/36	22,355	27,895,130
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29	76,476	95,931,204
	6.750%, 03/15/31	100,575	128,966,923
#	6.250%, 07/15/32	105,446	134,677,773
Federal National Mortgage Association
#	2.125%, 04/24/26	86,970	84,796,241
#	1.875%, 09/24/26	168,929	162,733,179
#	0.750%, 10/08/27	73,250	66,145,140
	6.250%, 05/15/29	102,508	123,638,775
	7.125%, 01/15/30	72,196	92,605,293
#	7.250%, 05/15/30	72,729	94,654,681
#	0.875%, 08/05/30	239,600	204,473,564
#	6.625%, 11/15/30	103,212	130,665,786
Tennessee Valley Authority
#	2.875%, 02/01/27	31,804	31,832,624
	7.125%, 05/01/30	70,383	90,090,048
	1.500%, 09/15/31	10,000	8,753,272
	4.650%, 06/15/35	5,000	5,630,159
TOTAL AGENCY OBLIGATIONS			1,821,027,861
BONDS — (56.0%)
AUSTRALIA — (2.0%)
Commonwealth Bank of Australia
Ω	3.150%, 09/19/27	890	863,380
Ω	1.875%, 09/15/31	2,000	1,696,894
Glencore Funding LLC
#Ω	2.500%, 09/01/30	5,000	4,153,030
#Ω	2.850%, 04/27/31	33,500	28,277,026
Ω	2.625%, 09/23/31	11,000	9,029,780
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26	24,711	24,716,420
National Australia Bank Ltd.
	3.375%, 01/14/26	3,000	2,978,784
Ω	3.500%, 01/10/27	15,999	15,849,463
		Face Amount	Value†
		(000)

AUSTRALIA — (Continued)
Westpac Banking Corp.
#	3.350%, 03/08/27	36,867	$36,323,825
	2.650%, 01/16/30	8,160	7,493,723
#	2.150%, 06/03/31	113,030	98,648,128
TOTAL AUSTRALIA			230,030,453
BELGIUM — (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
#	4.000%, 04/13/28	14,000	14,320,600
	4.900%, 01/23/31	2,000	2,142,595
	5.875%, 06/15/35	2,846	3,117,789
	4.375%, 04/15/38	400	386,468
#	5.450%, 01/23/39	6,000	6,431,568
#	4.950%, 01/15/42	5,000	5,108,014
Solvay Finance America LLC
Ω	4.450%, 12/03/25	865	865,652
TOTAL BELGIUM			32,372,686
CANADA — (2.4%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	2,180	2,066,089
Ω	3.439%, 05/13/41	15,600	12,091,914
Bank of Nova Scotia
	2.450%, 02/02/32	25,975	22,322,072
Barrick North America Finance LLC
	5.700%, 05/30/41	4,500	4,788,694
Brookfield Finance, Inc.
	4.350%, 04/15/30	5,500	5,384,064
Canadian Natural Resources Ltd.
	2.950%, 07/15/30	12,722	11,506,048
	5.850%, 02/01/35	3,000	3,129,194
	6.250%, 03/15/38	6,000	6,516,954
Canadian Pacific Railway Co.
	3.700%, 02/01/26	4,880	4,875,560
CI Financial Corp.
	3.200%, 12/17/30	5,196	4,066,134
Emera U.S. Finance LP
	2.639%, 06/15/31	3,000	2,574,764
Enbridge Energy Partners LP
	7.500%, 04/15/38	3,000	3,616,954
Enbridge, Inc.
	3.500%, 06/10/24	1,280	1,277,727
Fairfax Financial Holdings Ltd.
	3.375%, 03/03/31	3,400	3,022,574
ITC Holdings Corp.
	3.650%, 06/15/24	9,714	9,664,088
Nutrien Ltd.
	3.000%, 04/01/25	3,460	3,407,558

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

CANADA — (Continued)
Ontario Teachers' Finance Trust
Ω	2.000%, 04/16/31	36,200	$32,756,776
Province of Alberta Canada
	1.300%, 07/22/30	10,000	8,686,952
Province of Ontario Canada
	1.125%, 10/07/30	21,000	17,926,758
	1.600%, 02/25/31	5,000	4,406,778
Royal Bank of Canada
	2.300%, 11/03/31	5,000	4,300,056
Spectra Energy Partners LP
	4.750%, 03/15/24	1,915	1,939,472
Suncor Energy, Inc.
	5.950%, 05/15/35	268	288,676
	6.800%, 05/15/38	7,983	9,163,564
	6.850%, 06/01/39	3,000	3,479,009
Thomson Reuters Corp.
	4.300%, 11/23/23	5,120	5,167,053
Toronto-Dominion Bank
	2.000%, 09/10/31	7,000	5,889,329
	3.200%, 03/10/32	45,000	41,647,508
Toronto-Dominion Bank (The)
	4.456%, 06/08/32	21,850	22,275,853
TransCanada PipeLines Ltd.
	4.875%, 01/15/26	4,060	4,174,772
	4.250%, 05/15/28	700	703,451
#	4.625%, 03/01/34	20,566	20,772,531
TOTAL CANADA			283,888,926
DENMARK — (0.0%)
Danske Bank AS
Ω	4.375%, 06/12/28	2,000	1,924,273
FRANCE — (0.5%)
Airbus SE
Ω	3.150%, 04/10/27	7,500	7,342,593
BNP Paribas SA
#Ω	3.500%, 11/16/27	500	471,300
Ω	4.400%, 08/14/28	2,600	2,539,928
Electricite de France SA
#Ω	3.625%, 10/13/25	6,638	6,612,568
Sanofi
	3.625%, 06/19/28	18,400	18,653,467
Societe Generale SA
#Ω	3.000%, 01/22/30	5,000	4,320,251
Total Capital International SA
	3.750%, 04/10/24	9,200	9,274,816
TotalEnergies Capital International SA
#	2.829%, 01/10/30	5,000	4,694,451
	2.986%, 06/29/41	4,127	3,421,800
TOTAL FRANCE			57,331,174
GERMANY — (1.1%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	2,240	2,301,027
		Face Amount	Value†
		(000)

GERMANY — (Continued)
Ω	4.375%, 12/15/28	14,000	$13,944,536
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	9,544	9,373,855
Bayer US Finance II LLC
Ω	4.625%, 06/25/38	700	649,050
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26	21,130	20,499,173
Ω	3.300%, 04/06/27	6,742	6,602,846
Ω	4.150%, 04/09/30	1,330	1,339,684
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31	21,000	16,804,026
Ω	3.000%, 12/01/31	9,838	8,290,696
Mercedes-Benz Finance North America LLC
	8.500%, 01/18/31	29,096	37,877,421
Siemens Financieringsmaatschappij NV
Ω	2.875%, 03/11/41	6,000	4,895,403
TOTAL GERMANY			122,577,717
HONG KONG — (0.1%)
Prudential PLC
	3.125%, 04/14/30	1,500	1,395,554
	3.625%, 03/24/32	6,000	5,684,768
TOTAL HONG KONG			7,080,322
IRELAND — (0.0%)
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	1,520	1,509,898
ITALY — (0.1%)
Enel Finance International NV
Ω	3.500%, 04/06/28	2,800	2,594,025
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29	15,800	14,222,812
TOTAL ITALY			16,816,837
JAPAN — (1.9%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31	13,880	11,311,348
Ω	2.500%, 02/10/41	24,300	17,579,545
American Honda Finance Corp.
	2.300%, 09/09/26	16,110	15,359,279
	1.800%, 01/13/31	3,500	2,982,209
Beam Suntory, Inc.
	3.250%, 06/15/23	764	762,974
Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26	1,195	1,185,948
#	3.677%, 02/22/27	4,465	4,392,723
	3.741%, 03/07/29	3,500	3,356,853
	3.195%, 07/18/29	5,777	5,340,117

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

JAPAN — (Continued)
	2.048%, 07/17/30	14,450	$12,097,539
	3.751%, 07/18/39	5,000	4,415,919
Mizuho Financial Group, Inc.
#	2.839%, 09/13/26	11,800	11,102,710
MUFG Bank Ltd.
	3.250%, 09/08/24	3,237	3,203,665
Nomura Holdings, Inc.
	3.103%, 01/16/30	10,062	8,744,239
	2.679%, 07/16/30	3,600	3,023,642
	2.608%, 07/14/31	10,000	8,221,599
ORIX Corp.
#	2.250%, 03/09/31	10,000	8,581,961
StanCorp Financial Group, Inc.
	5.000%, 08/15/22	3,200	3,202,862
Sumitomo Mitsui Banking Corp.
	3.950%, 07/19/23	5,931	5,954,529
Sumitomo Mitsui Financial Group, Inc.
	3.784%, 03/09/26	5,042	5,014,369
	3.040%, 07/16/29	18,167	16,563,891
	2.130%, 07/08/30	14,250	12,029,947
#	2.222%, 09/17/31	10,157	8,469,324
	2.296%, 01/12/41	7,700	5,380,511
Toyota Motor Credit Corp.
#	2.625%, 01/10/23	2,999	2,991,645
#	3.200%, 01/11/27	24,036	23,781,335
#	3.050%, 01/11/28	11,550	11,294,341
#	3.650%, 01/08/29	11,108	11,069,468
TOTAL JAPAN			227,414,492
NETHERLANDS — (0.3%)
Cooperatieve Rabobank UA
#	3.375%, 05/21/25	17,522	17,360,774
Heineken NV
Ω	2.750%, 04/01/23	2,219	2,202,946
ING Groep NV
	3.950%, 03/29/27	4,000	3,929,861
#	4.050%, 04/09/29	4,000	3,844,986
Shell International Finance BV
#	3.875%, 11/13/28	2,700	2,740,845
TOTAL NETHERLANDS			30,079,412
NORWAY — (0.1%)
Equinor ASA
#	2.450%, 01/17/23	3,586	3,574,691
#	2.650%, 01/15/24	6,950	6,895,566
	1.750%, 01/22/26	3,000	2,855,668
TOTAL NORWAY			13,325,925
SPAIN — (0.7%)
Banco Santander SA
	3.800%, 02/23/28	7,000	6,615,904
		Face Amount	Value†
		(000)

SPAIN — (Continued)
	3.490%, 05/28/30	4,000	$3,604,235
Santander Holdings USA, Inc.
#	4.500%, 07/17/25	17,590	17,550,802
	4.400%, 07/13/27	2,000	1,952,917
Santander UK PLC
	4.000%, 03/13/24	8,788	8,831,042
Telefonica Emisiones SA
#	7.045%, 06/20/36	13,000	15,006,879
#	4.665%, 03/06/38	6,755	6,102,233
Telefonica Europe BV
	8.250%, 09/15/30	16,567	20,106,690
TOTAL SPAIN			79,770,702
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.0%)
Inter-American Development Bank
	6.750%, 07/15/27	1,942	2,260,436
SWITZERLAND — (0.3%)
Credit Suisse AG
#	3.625%, 09/09/24	11,475	11,332,122
Novartis Capital Corp.
	2.200%, 08/14/30	6,793	6,269,614
UBS Group AG
Ω	4.125%, 09/24/25	20,990	21,087,794
TOTAL SWITZERLAND			38,689,530
UNITED KINGDOM — (2.1%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31	4,750	3,811,580
AstraZeneca PLC
	3.375%, 11/16/25	7,030	7,023,269
	6.450%, 09/15/37	4,500	5,656,736
Barclays PLC
	3.650%, 03/16/25	14,330	14,075,155
	4.375%, 01/12/26	9,970	10,002,469
BAT Capital Corp.
	4.906%, 04/02/30	21,000	19,977,574
BP Capital Markets America, Inc.
	3.119%, 05/04/26	8,415	8,314,367
	3.017%, 01/16/27	3,373	3,307,500
#	4.234%, 11/06/28	467	480,661
	2.721%, 01/12/32	7,500	6,844,314
	3.060%, 06/17/41	26,400	21,824,240
BP Capital Markets PLC
	3.279%, 09/19/27	11,000	10,850,467
British Telecommunications PLC
	5.125%, 12/04/28	7,200	7,276,131
Ω	3.250%, 11/08/29	3,000	2,697,156
Diageo Capital PLC
	2.375%, 10/24/29	1,350	1,240,042
	2.125%, 04/29/32	14,300	12,536,052
HSBC Holdings PLC
#	4.300%, 03/08/26	13,770	13,849,212
#	3.900%, 05/25/26	6,828	6,793,457
	4.950%, 03/31/30	13,500	13,617,485

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED KINGDOM — (Continued)
	HSBC USA, Inc.
	3.500%, 06/23/24	7,593	$7,551,432
Lloyds Banking Group PLC
	3.750%, 01/11/27	10,250	10,023,155
	4.375%, 03/22/28	9,000	8,895,207
	LSEGA Financing PLC
#Ω	3.200%, 04/06/41	15,902	13,055,665
	Mead Johnson Nutrition Co.
	4.125%, 11/15/25	5,931	6,020,716
	Nationwide Building Society
#Ω	3.900%, 07/21/25	4,600	4,588,244
RELX Capital, Inc.
	3.000%, 05/22/30	900	833,066
	4.750%, 05/20/32	4,300	4,487,542
	Unilever Capital Corp.
	5.900%, 11/15/32	4,800	5,708,251
Vodafone Group PLC
#	7.875%, 02/15/30	7,107	8,564,038
	6.250%, 11/30/32	2,500	2,807,381
	5.000%, 05/30/38	1,400	1,388,186
	TOTAL UNITED KINGDOM		244,100,750
UNITED STATES — (44.1%)
	3M Co.
#	2.875%, 10/15/27	13,290	13,006,550
	Abbott Laboratories
	2.950%, 03/15/25	6,000	5,980,836
AbbVie, Inc.
	3.600%, 05/14/25	2,700	2,700,456
	4.250%, 11/14/28	25,500	26,007,902
Activision Blizzard, Inc.
	3.400%, 06/15/27	6,308	6,218,798
	1.350%, 09/15/30	8,000	6,674,141
	Acuity Brands Lighting, Inc.
	2.150%, 12/15/30	1,642	1,338,609
Advance Auto Parts, Inc.
	3.900%, 04/15/30	6,400	6,009,370
	3.500%, 03/15/32	7,300	6,522,701
	AEP Texas, Inc.
#	4.700%, 05/15/32	20,000	20,525,247
Aetna, Inc.
#	3.500%, 11/15/24	5,359	5,335,626
	6.750%, 12/15/37	8,500	9,980,884
Affiliated Managers Group, Inc.
	3.500%, 08/01/25	3,410	3,395,727
	3.300%, 06/15/30	21,400	19,644,932
	Aflac, Inc.
#	3.600%, 04/01/30	2,000	1,955,311
	Allegion PLC
	3.500%, 10/01/29	10,000	9,100,947
	Allstate Corp.
	5.350%, 06/01/33	7,500	8,284,482
Ally Financial, Inc.
	2.200%, 11/02/28	400	340,228
	8.000%, 11/01/31	5,200	5,882,083
	Alphabet, Inc.
	1.100%, 08/15/30	6,479	5,536,182
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Altria Group, Inc.
# 4.800%, 02/14/29	60	$59,617
3.400%, 05/06/30	10,700	9,364,127
2.450%, 02/04/32	27,231	21,450,633
3.400%, 02/04/41	5,000	3,466,099
Amazon.com, Inc.
3.150%, 08/22/27	9,000	8,998,979
# 1.500%, 06/03/30	41,316	35,942,028
2.100%, 05/12/31	72,400	65,142,198
Amcor Flexibles North America, Inc.
2.630%, 06/19/30	2,500	2,124,535
Amdocs Ltd.
2.538%, 06/15/30	2,000	1,735,896
American Campus Communities Operating Partnership LP
3.875%, 01/30/31	1,000	1,007,088
American Electric Power Co., Inc.
4.300%, 12/01/28	200	200,037
American Express Co.
3.300%, 05/03/27	16,529	16,319,312
American Tower Corp.
2.700%, 04/15/31	300	259,732
2.300%, 09/15/31	12,575	10,440,760
4.050%, 03/15/32	3,125	2,991,233
American Water Capital Corp.
# 3.850%, 03/01/24	2,115	2,120,521
2.950%, 09/01/27	584	559,992
3.450%, 06/01/29	75	72,508
Ameriprise Financial, Inc.
4.500%, 05/13/32	9,800	9,981,651
AmerisourceBergen Corp.
3.400%, 05/15/24	1,223	1,215,063
# 3.450%, 12/15/27	3,000	2,950,284
2.800%, 05/15/30	29,884	26,934,425
Amgen, Inc.
# 3.625%, 05/22/24	6,399	6,429,181
2.600%, 08/19/26	9,975	9,667,144
# 2.300%, 02/25/31	5,000	4,431,778
2.000%, 01/15/32	10,000	8,548,519
3.350%, 02/22/32	15,400	14,751,935
3.150%, 02/21/40	25,745	21,678,702
2.800%, 08/15/41	24,250	19,226,443
Amphenol Corp.
2.800%, 02/15/30	400	362,669
Aon Corp.
4.500%, 12/15/28	2,300	2,329,918
3.750%, 05/02/29	1,500	1,460,252
2.800%, 05/15/30	16,400	14,829,741
Aon Global Ltd.
4.000%, 11/27/23	4,000	4,027,459
3.500%, 06/14/24	9,147	9,125,572
Apple, Inc.
# 2.900%, 09/12/27	4,400	4,353,504
3.000%, 11/13/27	17,820	17,743,844

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	2.200%, 09/11/29	2,000	$1,865,097
#	1.650%, 05/11/30	8,500	7,542,143
	1.650%, 02/08/31	80,300	70,542,844
Applied Materials, Inc.
#	3.300%, 04/01/27	16,750	16,765,745
Arizona Public Service Co.
	3.150%, 05/15/25	9,580	9,438,567
	2.600%, 08/15/29	5,646	5,072,054
	2.200%, 12/15/31	31,150	26,130,055
Arrow Electronics, Inc.
	3.875%, 01/12/28	12,338	11,939,315
Assurant, Inc.
	2.650%, 01/15/32	4,000	3,242,541
Assured Guaranty U.S. Holdings, Inc.
#	3.150%, 06/15/31	5,000	4,486,307
AT&T, Inc.
	2.750%, 06/01/31	1,000	896,970
	2.550%, 12/01/33	18,868	15,973,861
	3.500%, 06/01/41	27,000	22,641,625
Atmos Energy Corp.
	1.500%, 01/15/31	750	624,651
Autodesk, Inc.
	4.375%, 06/15/25	3,015	3,075,875
	3.500%, 06/15/27	12,009	11,842,450
	2.400%, 12/15/31	400	342,253
Automatic Data Processing, Inc.
	1.250%, 09/01/30	12,457	10,589,545
AutoNation, Inc.
	2.400%, 08/01/31	16,734	13,261,866
	3.850%, 03/01/32	39,470	35,173,240
AutoZone, Inc.
#	2.875%, 01/15/23	11,113	11,091,785
	3.250%, 04/15/25	5,203	5,138,567
Avnet, Inc.
	4.625%, 04/15/26	5,560	5,625,999
#	3.000%, 05/15/31	17,500	14,727,221
	5.500%, 06/01/32	13,180	13,179,548
AXIS Specialty Finance PLC
	4.000%, 12/06/27	20,320	19,912,174
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	1,900	1,841,231
Baker Hughes Holdings LLC
#	5.125%, 09/15/40	2,677	2,692,883
Bank of America Corp.
#	4.000%, 04/01/24	3,120	3,156,034
#	5.875%, 02/07/42	19,000	21,352,299
Bank of New York Mellon Corp.
	1.600%, 04/24/25	15,050	14,297,848
#	2.800%, 05/04/26	2,088	2,046,977
Berkshire Hathaway Finance Corp.
#	1.850%, 03/12/30	31,000	27,423,786
	1.450%, 10/15/30	83,203	70,555,463
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Berkshire Hathaway, Inc.
	3.125%, 03/15/26	22,200	$22,263,976
Best Buy Co., Inc.
	4.450%, 10/01/28	19,093	19,329,698
#	1.950%, 10/01/30	13,000	10,731,843
Biogen, Inc.
	4.050%, 09/15/25	6,950	6,995,944
	2.250%, 05/01/30	20,520	17,532,125
Black Hills Corp.
	2.500%, 06/15/30	2,850	2,443,313
	4.350%, 05/01/33	5,728	5,519,980
BlackRock, Inc.
	3.250%, 04/30/29	6,942	6,771,290
	2.400%, 04/30/30	36,500	33,159,433
	1.900%, 01/28/31	57,317	49,434,442
Boardwalk Pipelines LP
	3.600%, 09/01/32	9,310	8,172,391
Boeing Co.
	2.500%, 03/01/25	6,399	6,124,578
	2.600%, 10/30/25	2,568	2,422,306
	3.200%, 03/01/29	5,000	4,521,524
	2.950%, 02/01/30	5,400	4,721,721
	3.600%, 05/01/34	2,000	1,697,231
	3.250%, 02/01/35	2,463	2,010,610
	3.550%, 03/01/38	2,150	1,659,199
Booking Holdings, Inc.
	3.600%, 06/01/26	4,494	4,520,835
	4.625%, 04/13/30	7,210	7,418,317
Boston Properties LP
	3.250%, 01/30/31	2,300	2,040,103
	2.550%, 04/01/32	1,000	827,036
	2.450%, 10/01/33	2,000	1,589,522
Boston Scientific Corp.
	4.550%, 03/01/39	1,264	1,235,549
Brighthouse Financial, Inc.
#	5.625%, 05/15/30	3,000	3,019,680
Bristol-Myers Squibb Co.
	4.125%, 06/15/39	5,500	5,459,711
Brixmor Operating Partnership LP
#	4.050%, 07/01/30	6,000	5,551,161
	2.500%, 08/16/31	1,850	1,487,648
Broadcom, Inc.
	4.300%, 11/15/32	31,000	29,366,773
Ω	2.600%, 02/15/33	200	161,673
Ω	3.419%, 04/15/33	200	172,471
Ω	3.469%, 04/15/34	5,000	4,278,916
Ω	3.137%, 11/15/35	17,502	14,073,216
Ω	4.926%, 05/15/37	1,000	948,039
Ω	3.500%, 02/15/41	8,150	6,486,436
Broadstone Net Lease LLC
	2.600%, 09/15/31	990	810,924
Brown & Brown, Inc.
	4.200%, 09/15/24	4,660	4,663,979
	2.375%, 03/15/31	3,000	2,467,500
Brunswick Corp.
	2.400%, 08/18/31	8,500	6,516,495

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Bunge Ltd. Finance Corp.
#	3.750%, 09/25/27	15,000	$14,751,222
Burlington Northern Santa Fe LLC
	5.750%, 05/01/40	400	459,967
Camden Property Trust
#	2.800%, 05/15/30	1,500	1,366,139
Campbell Soup Co.
	3.300%, 03/19/25	3,045	3,014,536
	4.150%, 03/15/28	5,628	5,672,391
Capital One Financial Corp.
#	3.750%, 04/24/24	4,607	4,592,098
	3.200%, 02/05/25	2,300	2,250,238
#	3.750%, 03/09/27	13,765	13,539,499
	3.800%, 01/31/28	5,600	5,416,406
Cardinal Health, Inc.
#	3.410%, 06/15/27	8,259	8,147,510
Cargill, Inc.
Ω	2.125%, 04/23/30	6,060	5,378,098
Carrier Global Corp.
#	2.700%, 02/15/31	2,500	2,204,456
CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	4,800	4,801,101
Charles Schwab Corp.
	3.000%, 03/10/25	12,777	12,683,350
	3.625%, 04/01/25	7,358	7,392,642
#	2.300%, 05/13/31	800	703,001
	1.950%, 12/01/31	2,700	2,289,001
	2.900%, 03/03/32	15,900	14,694,294
Chevron Corp.
	1.554%, 05/11/25	3,654	3,515,217
	2.236%, 05/11/30	20,000	18,206,862
Chevron USA, Inc.
#	3.250%, 10/15/29	17,685	17,273,794
Choice Hotels International, Inc.
	3.700%, 12/01/29	2,750	2,487,374
Chubb Corp. (The)
#	6.500%, 05/15/38	400	481,524
Chubb INA Holdings, Inc.
#	3.350%, 05/15/24	5,120	5,133,658
Cigna Corp.
	3.500%, 06/15/24	1,792	1,797,310
	3.400%, 03/01/27	14,120	13,929,230
	4.375%, 10/15/28	1,300	1,326,700
	2.400%, 03/15/30	2,700	2,418,319
	2.375%, 03/15/31	20,500	18,106,307
	4.800%, 08/15/38	30,000	30,596,389
	3.200%, 03/15/40	13,045	10,942,455
Cincinnati Financial Corp.
#	6.920%, 05/15/28	4,000	4,553,245
Citigroup, Inc.
	8.125%, 07/15/39	16,030	21,764,969
	5.875%, 01/30/42	8,125	9,044,780
Clorox Co.
#	3.100%, 10/01/27	5,077	4,958,120
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
#	3.900%, 05/15/28	16,112	$16,238,208
CMS Energy Corp.
	3.600%, 11/15/25	3,163	3,136,315
	3.000%, 05/15/26	4,542	4,397,078
CNA Financial Corp.
	4.500%, 03/01/26	21,057	21,367,629
	3.900%, 05/01/29	2,450	2,357,011
CNO Financial Group, Inc.
#	5.250%, 05/30/29	4,800	4,725,876
Coca-Cola Co.
	2.900%, 05/25/27	5,535	5,485,522
Comcast Corp.
	3.150%, 03/01/26	9,198	9,144,192
#	3.150%, 02/15/28	5,000	4,891,918
#	4.250%, 10/15/30	10,000	10,269,695
#	4.250%, 01/15/33	22,400	22,918,464
	7.050%, 03/15/33	14,800	18,258,398
	6.500%, 11/15/35	400	486,141
	3.900%, 03/01/38	400	376,577
#	4.600%, 10/15/38	400	403,358
	3.250%, 11/01/39	1,400	1,199,656
	3.750%, 04/01/40	3,400	3,128,720
Comerica, Inc.
	4.000%, 02/01/29	6,065	6,006,997
Conagra Brands, Inc.
#	4.850%, 11/01/28	970	989,807
	5.300%, 11/01/38	25,700	25,206,791
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	1,280	1,265,652
	5.300%, 03/01/35	400	431,973
	5.700%, 06/15/40	400	436,980
Constellation Brands, Inc.
#	3.600%, 02/15/28	9,625	9,328,526
	3.150%, 08/01/29	7,000	6,525,524
Corporate Office Properties LP
	2.900%, 12/01/33	9,450	7,422,528
Costco Wholesale Corp.
	1.600%, 04/20/30	65,600	57,500,785
	1.750%, 04/20/32	3,900	3,360,249
Cox Communications, Inc.
Ω	3.850%, 02/01/25	6,790	6,760,189
#Ω	3.500%, 08/15/27	400	388,903
Ω	4.800%, 02/01/35	2,381	2,372,409
Crown Castle International Corp.
	3.100%, 11/15/29	400	365,948
	2.100%, 04/01/31	300	249,901
	2.900%, 04/01/41	17,205	13,025,646
CVS Health Corp.
#	3.375%, 08/12/24	11,857	11,850,185
	3.875%, 07/20/25	8,408	8,515,262
	3.250%, 08/15/29	4,000	3,775,554
	2.700%, 08/21/40	4,600	3,500,540
Dentsply Sirona, Inc.
#	3.250%, 06/01/30	5,900	5,041,381

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Devon Energy Corp.
#	5.600%, 07/15/41	4,800	$4,935,589
	Dick's Sporting Goods, Inc.
#	3.150%, 01/15/32	26,600	21,799,811
	Discover Bank
#	4.650%, 09/13/28	2,800	2,729,347
Discovery Communications LLC
	3.900%, 11/15/24	5,376	5,298,251
	3.450%, 03/15/25	5,671	5,535,999
#	3.625%, 05/15/30	9,400	8,579,499
	Dollar General Corp.
	3.250%, 04/15/23	4,983	4,972,403
	Dollar Tree, Inc.
	4.200%, 05/15/28	21,241	21,260,747
	Dominion Energy, Inc.
	3.375%, 04/01/30	200	190,068
	DTE Energy Co.
	2.850%, 10/01/26	1,000	961,121
Duke Energy Corp.
#	3.750%, 04/15/24	5,205	5,226,456
#	2.550%, 06/15/31	300	262,262
	3.300%, 06/15/41	25,250	20,474,152
Duquesne Light Holdings, Inc.
Ω	2.532%, 10/01/30	1,500	1,270,360
Ω	2.775%, 01/07/32	641	542,762
	Eagle Materials, Inc.
	2.500%, 07/01/31	3,400	2,753,001
	Eastman Chemical Co.
	3.800%, 03/15/25	8,527	8,495,479
	Eaton Corp.
	4.000%, 11/02/32	13,775	13,803,137
	Eaton Vance Corp.
	3.500%, 04/06/27	10,462	10,319,718
	eBay, Inc.
	3.600%, 06/05/27	13,375	13,243,926
	Ecolab, Inc.
#	2.700%, 11/01/26	2,959	2,909,715
	EI du Pont de Nemours & Co.
	2.300%, 07/15/30	4,000	3,564,697
Elevance Health, Inc.
#	3.500%, 08/15/24	4,586	4,580,843
#	4.101%, 03/01/28	15,400	15,615,644
	5.950%, 12/15/34	1,300	1,471,297
	Emerson Electric Co.
	3.150%, 06/01/25	5,312	5,301,057
Enterprise Products Operating LLC
#	3.900%, 02/15/24	1,680	1,684,030
	6.875%, 03/01/33	1,800	2,131,028
#	6.125%, 10/15/39	4,800	5,275,797
	6.450%, 09/01/40	5,000	5,643,026
	5.700%, 02/15/42	400	422,848
	EOG Resources, Inc.
	4.375%, 04/15/30	6,000	6,235,927
	Equifax, Inc.
	3.100%, 05/15/30	200	180,982
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Equinix, Inc.
	3.200%, 11/18/29	2,500	$2,304,066
	2.500%, 05/15/31	6,900	5,915,403
	3.900%, 04/15/32	75	71,060
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	6,590	6,541,466
	ERP Operating LP
	2.500%, 02/15/30	2,800	2,502,987
	Eversource Energy
	4.250%, 04/01/29	600	603,595
	Exelon Corp.
#	3.400%, 04/15/26	14,740	14,608,516
	Extra Space Storage LP
	2.350%, 03/15/32	13,100	10,620,199
	Exxon Mobil Corp.
	3.482%, 03/19/30	2,000	1,982,759
FedEx Corp.
	3.400%, 02/15/28	5,250	5,135,774
	4.900%, 01/15/34	2,075	2,175,111
	3.900%, 02/01/35	2,800	2,643,225
	3.250%, 05/15/41	9,750	7,964,292
Fidelity National Financial, Inc.
	3.400%, 06/15/30	19,454	17,475,936
	2.450%, 03/15/31	1,800	1,474,842
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41	10,000	7,573,008
	Fifth Third Bancorp
#	3.950%, 03/14/28	26,032	25,787,958
	First American Financial Corp.
	2.400%, 08/15/31	17,544	13,873,269
Flex Ltd.
	4.875%, 06/15/29	2,300	2,254,194
	4.875%, 05/12/30	4,000	3,902,623
	Flowserve Corp.
	2.800%, 01/15/32	29,138	23,280,759
	FMR LLC
Ω	4.950%, 02/01/33	2,400	2,488,181
Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	4,300	3,861,994
	4.000%, 03/25/32	8,200	7,521,794
	Fox Corp.
#	5.476%, 01/25/39	2,000	2,046,915
	Franklin Resources, Inc.
	1.600%, 10/30/30	1,400	1,146,932
GATX Corp.
	3.250%, 03/30/25	3,170	3,106,203
#	3.250%, 09/15/26	7,749	7,477,591
	3.500%, 06/01/32	6,850	6,159,108
	GE Capital Funding LLC
	4.550%, 05/15/32	4,000	4,025,647
	GE Capital International Funding Co. Unlimited Co.
	4.418%, 11/15/35	271	267,487

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
General Dynamics Corp.
	4.250%, 04/01/40	4,200	$4,215,525
General Electric Co.
	6.750%, 03/15/32	15,646	18,206,008
General Mills, Inc.
#	4.200%, 04/17/28	8,600	8,802,272
General Motors Co.
#	6.800%, 10/01/27	1,500	1,622,173
	5.150%, 04/01/38	3,669	3,303,535
General Motors Financial Co., Inc.
	5.250%, 03/01/26	13,336	13,597,732
	4.350%, 01/17/27	1,463	1,438,670
	3.600%, 06/21/30	6,000	5,328,240
	3.100%, 01/12/32	8,400	7,032,302
Georgia Power Co.
	3.250%, 04/01/26	3,000	2,954,404
	3.250%, 03/30/27	11,466	11,129,370
	4.300%, 03/15/42	400	368,039
Georgia-Pacific LLC
	7.750%, 11/15/29	1,000	1,231,820
Gilead Sciences, Inc.
#	3.700%, 04/01/24	5,612	5,656,154
	4.600%, 09/01/35	400	414,903
	2.600%, 10/01/40	5,400	4,152,885
	5.650%, 12/01/41	9,500	10,588,933
GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28	2,700	2,758,900
	6.375%, 05/15/38	957	1,176,189
Global Payments, Inc.
	4.800%, 04/01/26	7,031	7,089,642
	4.450%, 06/01/28	8,020	7,844,837
	2.900%, 11/15/31	400	336,368
Globe Life, Inc.
	4.800%, 06/15/32	10,000	10,079,502
Goldman Sachs Group, Inc.
	4.000%, 03/03/24	26,004	26,189,601
#	3.750%, 05/22/25	6,213	6,209,646
#	3.750%, 02/25/26	8,100	8,111,563
	2.600%, 02/07/30	5,000	4,415,983
#	3.800%, 03/15/30	12,000	11,513,437
#	6.125%, 02/15/33	2,421	2,732,337
	6.250%, 02/01/41	750	870,829
Halliburton Co.
	2.920%, 03/01/30	1,000	916,666
	6.700%, 09/15/38	2,200	2,491,842
	4.500%, 11/15/41	3,000	2,726,398
Harley-Davidson, Inc.
#	3.500%, 07/28/25	5,193	5,114,780
Hasbro, Inc.
#	3.500%, 09/15/27	2,900	2,795,117
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	27,600	23,990,483
Healthcare Reality Holdings LP
	2.000%, 03/15/31	2,800	2,245,823
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Home Depot Inc
	5.875%, 12/16/36	400	$483,262
	Home Depot, Inc.
	5.400%, 09/15/40	5,200	5,798,106
	Home Depot, Inc. (The)
	3.300%, 04/15/40	400	353,737
	Honeywell International, Inc.
	2.500%, 11/01/26	18	17,502
	5.375%, 03/01/41	670	757,948
	HP, Inc.
#	3.400%, 06/17/30	50,835	45,706,115
	2.650%, 06/17/31	1,000	825,703
	6.000%, 09/15/41	5,000	5,101,494
	Humana, Inc.
#	3.850%, 10/01/24	5,825	5,852,598
	Huntington Bancshares, Inc.
	2.550%, 02/04/30	400	352,377
	Intel Corp.
#	4.000%, 12/15/32	3,200	3,264,890
	4.600%, 03/25/40	5,000	5,074,016
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25	11,500	11,595,220
	4.600%, 03/15/33	15,000	15,519,150
	2.650%, 09/15/40	16,100	12,575,710
	International Business Machines Corp.
	3.375%, 08/01/23	4,409	4,408,351
#	3.300%, 01/27/27	26,154	26,021,868
#	1.950%, 05/15/30	22,940	19,924,121
	2.850%, 05/15/40	31,266	24,907,248
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24	1,953	1,954,007
	4.750%, 03/30/30	1,175	1,179,819
	Interstate Power & Light Co.
	2.300%, 06/01/30	3,978	3,499,386
	Intuit, Inc.
	1.650%, 07/15/30	1,680	1,424,645
	Invitation Homes Operating Partnership LP
	2.000%, 08/15/31	3,000	2,354,391
	2.700%, 01/15/34	1,500	1,198,318
	Jabil, Inc.
	3.600%, 01/15/30	23,950	21,743,810
	3.000%, 01/15/31	15,033	12,984,616
	Jackson Financial, Inc.
Ω	3.125%, 11/23/31	6,177	5,016,749
	Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25	9,046	9,249,234
	Jefferies Group LLC
	2.750%, 10/15/32	6,280	4,959,698
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27	6,194	6,278,427
	2.625%, 10/15/31	20,514	16,554,655
	JM Smucker Co.
	3.500%, 03/15/25	4,000	4,002,246

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	4.250%, 03/15/35	2,000	$1,934,801
	Johnson & Johnson
#	2.450%, 03/01/26	3,212	3,180,167
#	1.300%, 09/01/30	40,000	35,096,383
	4.950%, 05/15/33	4,000	4,532,825
	4.375%, 12/05/33	10,000	10,766,888
	3.550%, 03/01/36	9,000	8,940,239
Johnson Controls International PLC
	3.625%, 07/02/24	165	164,246
	JPMorgan Chase & Co.
	3.625%, 05/13/24	12,131	12,224,195
	3.900%, 07/15/25	22,416	22,697,148
	3.200%, 06/15/26	676	667,428
#	6.400%, 05/15/38	20,000	23,710,651
	5.500%, 10/15/40	4,000	4,331,353
	5.400%, 01/06/42	4,750	5,069,637
	Juniper Networks, Inc.
	3.750%, 08/15/29	4,000	3,768,380
	2.000%, 12/10/30	5,000	4,034,948
	Kellogg Co.
#	3.250%, 04/01/26	8,401	8,316,894
#	3.400%, 11/15/27	14,600	14,270,306
	7.450%, 04/01/31	6,959	8,304,066
	Kemper Corp.
	2.400%, 09/30/30	6,265	5,221,012
#	3.800%, 02/23/32	24,700	22,618,149
Keurig Dr Pepper, Inc.
	4.050%, 04/15/32	200	197,317
	Kilroy Realty LP
	3.050%, 02/15/30	8,000	7,044,215
	2.500%, 11/15/32	17,100	13,692,368
	2.650%, 11/15/33	5,000	3,980,154
Kimco Realty Corp.
	2.250%, 12/01/31	10,200	8,478,631
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38	5,400	5,996,780
	6.500%, 09/01/39	1,900	2,021,458
	Kroger Co.
	3.850%, 08/01/23	2,330	2,337,185
	7.500%, 04/01/31	16,177	19,871,194
L3Harris Technologies, Inc.
	3.950%, 05/28/24	2,469	2,481,176
	Laboratory Corp. of America Holdings
	4.000%, 11/01/23	3,840	3,857,933
#	3.600%, 09/01/27	2,500	2,470,084
	Lazard Group LLC
#	4.500%, 09/19/28	18,426	18,163,575
	4.375%, 03/11/29	400	390,189
Lear Corp.
	3.800%, 09/15/27	1,023	990,671
	Legg Mason, Inc.
	3.950%, 07/15/24	4,736	4,738,780
	4.750%, 03/15/26	9,317	9,606,346
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	10,065	10,057,408
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Ω	6.500%, 03/15/35	4,250	$4,775,253
Lincoln National Corp.
	3.050%, 01/15/30	400	361,877
#	3.400%, 01/15/31	10,680	9,812,296
	3.400%, 03/01/32	55,500	50,141,557
Lockheed Martin Corp.
#	3.550%, 01/15/26	2,400	2,437,776
	3.600%, 03/01/35	1,071	1,045,488
Loews Corp.
	2.625%, 05/15/23	3,761	3,750,727
	3.750%, 04/01/26	11,870	11,950,817
	Lowe's Cos., Inc.
	2.800%, 09/15/41	25,000	19,102,642
	LYB International Finance III LLC
	3.375%, 10/01/40	8,000	6,377,786
	LyondellBasell Industries NV
	5.750%, 04/15/24	1,611	1,651,530
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	8,028	7,882,592
Marathon Petroleum Corp.
#	3.625%, 09/15/24	7,291	7,247,067
	6.500%, 03/01/41	4,500	5,004,421
	Marriott International, Inc.
	2.750%, 10/15/33	7,200	5,891,605
	Mars, Inc.
Ω	1.625%, 07/16/32	8,550	7,045,187
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24	8,320	8,311,704
	3.750%, 03/14/26	3,300	3,317,405
	2.375%, 12/15/31	3,361	2,937,922
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	5,931	5,785,484
	Medtronic, Inc.
	4.375%, 03/15/35	9,465	9,958,456
Merck & Co., Inc.
	2.750%, 02/10/25	11,609	11,511,202
	3.400%, 03/07/29	13,884	13,848,487
	1.450%, 06/24/30	57,700	49,625,770
MetLife, Inc.
	6.375%, 06/15/34	19,000	22,545,689
	5.700%, 06/15/35	8,400	9,517,079
Micron Technology, Inc.
#	4.663%, 02/15/30	330	323,714
	2.703%, 04/15/32	1,400	1,162,687
	3.366%, 11/01/41	22,400	16,909,893
	Microsoft Corp.
	3.300%, 02/06/27	14,692	14,917,158
	Mohawk Industries, Inc.
#	3.625%, 05/15/30	2,800	2,602,019
	Molson Coors Beverage Co.
	3.000%, 07/15/26	13,300	12,708,987
Morgan Stanley
	3.875%, 04/29/24	8,982	9,055,781
	3.875%, 01/27/26	17,883	17,997,127

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	3.625%, 01/20/27	14,926	$14,849,122
#	7.250%, 04/01/32	16,166	19,840,019
Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28	8,496	8,683,579
Mosaic Co.
	4.250%, 11/15/23	1,336	1,346,502
#	4.050%, 11/15/27	6,000	6,005,101
Motorola Solutions, Inc.
	4.600%, 05/23/29	4,700	4,602,671
	2.300%, 11/15/30	25,444	20,788,112
MPLX LP
#	4.125%, 03/01/27	11,820	11,723,680
	4.500%, 04/15/38	4,700	4,272,598
Mylan, Inc.
#	4.200%, 11/29/23	3,480	3,482,295
National Fuel Gas Co.
	2.950%, 03/01/31	5,000	4,195,242
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	2,708	3,466,572
Nestle Holdings, Inc.
#Ω	1.250%, 09/15/30	44,000	37,306,827
NetApp, Inc.
	3.250%, 12/15/22	1,088	1,087,954
	3.300%, 09/29/24	3,451	3,410,027
	2.700%, 06/22/30	5,000	4,355,752
NewMarket Corp.
	2.700%, 03/18/31	4,000	3,360,284
NIKE, Inc.
#	2.850%, 03/27/30	52,300	50,047,023
Northern Trust Corp.
	1.950%, 05/01/30	23,270	20,368,675
Nucor Corp.
	3.950%, 05/01/28	5,845	5,791,157
	2.700%, 06/01/30	9,000	8,037,905
	3.125%, 04/01/32	8,940	8,082,895
	6.400%, 12/01/37	6,585	7,706,010
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,348	2,344,659
Omnicom Group, Inc.
#	4.200%, 06/01/30	13,055	12,841,947
Oracle Corp.
	2.650%, 07/15/26	39,385	37,258,072
#	3.250%, 11/15/27	36,194	34,448,643
	2.950%, 04/01/30	500	441,766
	4.300%, 07/08/34	400	365,833
	3.900%, 05/15/35	400	343,986
O'Reilly Automotive, Inc.
#	3.600%, 09/01/27	21,580	21,399,554
Owens Corning
	3.875%, 06/01/30	9,226	8,658,942
Paramount Global
	3.500%, 01/15/25	75	75,639
	2.900%, 01/15/27	15,461	14,632,752
#	7.875%, 07/30/30	1,212	1,409,623
#	4.950%, 01/15/31	3,993	3,906,664
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	4.200%, 05/19/32	22,600	$20,513,993
Parker-Hannifin Corp.
	3.300%, 11/21/24	3,093	3,063,968
#	3.250%, 06/14/29	6,200	5,878,379
Penske Truck Leasing Co. L.P./ PTL Finance Corp.
#Ω	3.400%, 11/15/26	1,000	961,374
PepsiCo, Inc.
#	3.500%, 07/17/25	9,309	9,418,972
PerkinElmer, Inc.
	3.300%, 09/15/29	1,700	1,568,086
Pfizer, Inc.
#	3.000%, 12/15/26	28,480	28,606,211
#	1.700%, 05/28/30	5,000	4,424,786
	4.100%, 09/15/38	800	805,278
	3.900%, 03/15/39	5,000	4,900,027
	7.200%, 03/15/39	600	810,391
Philip Morris International, Inc.
#	3.250%, 11/10/24	7,098	7,047,278
	3.125%, 08/17/27	2,000	1,902,947
	3.375%, 08/15/29	6,400	5,884,018
	2.100%, 05/01/30	10,750	8,938,761
	6.375%, 05/16/38	10,000	10,763,845
Phillips 66
	2.150%, 12/15/30	400	341,666
Phillips 66 Co.
Ω	3.550%, 10/01/26	23,103	22,697,729
Ω	3.750%, 03/01/28	3,265	3,156,140
Ω	3.150%, 12/15/29	18,000	16,600,803
Piedmont Operating Partnership LP
	3.150%, 08/15/30	6,500	5,514,205
PNC Bank NA
#	2.950%, 02/23/25	1,093	1,074,045
	3.250%, 06/01/25	7,000	6,945,049
PPG Industries, Inc.
	2.800%, 08/15/29	2,603	2,412,336
	2.550%, 06/15/30	9,250	8,354,343
PPL Capital Funding, Inc.
	3.100%, 05/15/26	11,200	10,841,230
Precision Castparts Corp.
#	3.250%, 06/15/25	26,684	26,794,120
Primerica, Inc.
	2.800%, 11/19/31	15,500	13,396,155
Principal Financial Group, Inc.
	3.125%, 05/15/23	4,444	4,434,014
	3.400%, 05/15/25	2,700	2,669,863
	3.100%, 11/15/26	5,472	5,261,268
	2.125%, 06/15/30	400	340,481
Procter & Gamble Co.
#	2.850%, 08/11/27	12,050	11,934,840
	3.000%, 03/25/30	2,000	1,961,731
Progress Energy, Inc.
	7.750%, 03/01/31	2,500	2,986,233
	6.000%, 12/01/39	600	650,131
Progressive Corp.
	3.000%, 03/15/32	18,900	17,665,565

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Prudential Financial, Inc.
#	3.878%, 03/27/28	789	$794,190
	Public Service Enterprise Group, Inc.
	8.625%, 04/15/31	1,000	1,227,762
PulteGroup, Inc.
	7.875%, 06/15/32	3,895	4,523,862
	6.375%, 05/15/33	11,000	11,756,356
	6.000%, 02/15/35	6,449	6,599,254
QUALCOMM, Inc.
	2.150%, 05/20/30	5,000	4,575,592
	1.650%, 05/20/32	17,843	15,111,662
	Quanta Services, Inc.
	2.900%, 10/01/30	702	605,681
	Quest Diagnostics, Inc.
#	2.800%, 06/30/31	1,000	891,936
Raytheon Technologies Corp.
	4.700%, 12/15/41	6,000	5,990,355
	4.500%, 06/01/42	15,724	15,724,858
Realty Income Corp.
	2.850%, 12/15/32	9,500	8,493,572
	1.800%, 03/15/33	3,000	2,371,746
Reinsurance Group of America, Inc.
	4.700%, 09/15/23	3,840	3,875,605
#	3.950%, 09/15/26	16,189	16,127,854
	3.900%, 05/15/29	4,725	4,548,250
	3.150%, 06/15/30	15,855	14,371,684
	Roche Holdings, Inc.
Ω	2.625%, 05/15/26	1,000	975,355
	Ross Stores, Inc.
#	1.875%, 04/15/31	9,000	7,482,472
Royalty Pharma PLC
	2.200%, 09/02/30	10,000	8,445,512
	3.300%, 09/02/40	45,745	35,682,867
	salesforce, Inc.
#	3.700%, 04/11/28	12,800	13,108,130
	Salesforce, Inc.
	2.700%, 07/15/41	400	328,107
	Schlumberger Investment SA
#	2.650%, 06/26/30	9,852	8,949,587
	Sherwin-Williams Co.
	2.950%, 08/15/29	6,000	5,531,543
	Simon Property Group L.P.
	6.750%, 02/01/40	400	460,438
Simon Property Group LP
	2.450%, 09/13/29	800	702,418
#	2.650%, 07/15/30	21,000	18,400,023
#	2.200%, 02/01/31	14,208	11,936,302
	2.250%, 01/15/32	7,910	6,544,239
	Southern California Edison Co.
	6.650%, 04/01/29	400	435,963
	Southern Power Co.
	5.150%, 09/15/41	3,000	2,966,185
Southwest Gas Corp.
	3.700%, 04/01/28	2,900	2,786,903
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	2.200%, 06/15/30	13,700	$11,267,934
	Spirit Realty LP
	2.700%, 02/15/32	14,491	11,674,719
	Stanley Black & Decker, Inc.
	2.300%, 03/15/30	3,000	2,666,403
	State Street Corp.
#	3.550%, 08/18/25	2,254	2,267,661
	Steel Dynamics, Inc.
	3.250%, 01/15/31	21,325	18,995,244
	Stellantis Finance US, Inc.
Ω	2.691%, 09/15/31	11,500	9,419,226
	Stryker Corp.
#	3.650%, 03/07/28	25,656	25,516,147
	Sutter Health
	3.161%, 08/15/40	2,000	1,602,336
	Sysco Corp.
	3.250%, 07/15/27	4,934	4,801,356
	Tanger Properties LP
	2.750%, 09/01/31	10,000	7,898,141
	Tapestry, Inc.
	3.050%, 03/15/32	16,062	13,444,887
	Targa Resources Corp.
	4.200%, 02/01/33	3,000	2,817,822
	Target Corp.
#	2.500%, 04/15/26	2,521	2,470,531
	TCI Communications, Inc.
	7.875%, 02/15/26	1,520	1,725,473
	Texas Instruments, Inc.
#	2.900%, 11/03/27	3,500	3,432,286
	Textron, Inc.
	2.450%, 03/15/31	15,590	13,181,654
Travelers Cos., Inc.
	6.250%, 06/15/37	935	1,153,784
	5.350%, 11/01/40	1,200	1,313,004
	Travelers Property Casualty Corp.
#	6.375%, 03/15/33	800	974,728
	Truist Financial Corp.
#	3.700%, 06/05/25	8,345	8,374,033
TWDC Enterprises 18 Corp.
	7.000%, 03/01/32	1,340	1,645,050
	4.375%, 08/16/41	10,000	9,868,030
	U.S. Bank NA
#	2.800%, 01/27/25	4,950	4,872,341
Union Pacific Corp.
	3.250%, 01/15/25	9,515	9,511,415
	2.891%, 04/06/36	22,950	20,312,379
	3.375%, 02/14/42	400	351,020
UnitedHealth Group, Inc.
	2.750%, 02/15/23	8,672	8,658,300
	2.300%, 05/15/31	750	679,992
	4.200%, 05/15/32	20,000	20,892,657
#	6.625%, 11/15/37	400	505,176
#	6.875%, 02/15/38	1,150	1,467,893
#	3.500%, 08/15/39	5,838	5,309,275
	2.750%, 05/15/40	10,400	8,464,029
	5.950%, 02/15/41	1,000	1,161,266

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
3.050%, 05/15/41	8,000	$6,799,331
Unum Group
4.000%, 03/15/24	5,051	5,053,935
3.875%, 11/05/25	1,977	1,952,534
4.000%, 06/15/29	10,963	10,479,610
Utah Acquisition Sub, Inc.
3.950%, 06/15/26	18,167	17,194,236
Valero Energy Corp.
7.500%, 04/15/32	580	693,772
# 6.625%, 06/15/37	11,550	13,141,790
Ventas Realty LP
3.000%, 01/15/30	1,100	988,784
VeriSign, Inc.
# 2.700%, 06/15/31	5,106	4,345,761
Verizon Communications, Inc.
4.329%, 09/21/28	2,000	2,051,296
# 4.016%, 12/03/29	17,153	17,213,855
2.355%, 03/15/32	2,733	2,360,444
VF Corp.
2.800%, 04/23/27	1,000	963,240
2.950%, 04/23/30	6,516	5,927,987
Viatris, Inc.
2.700%, 06/22/30	1,000	819,636
3.850%, 06/22/40	10,000	7,296,436
Visa, Inc.
2.050%, 04/15/30	86,059	78,347,608
2.700%, 04/15/40	5,000	4,212,023
VMware, Inc.
3.900%, 08/21/27	224	220,031
Vornado Realty LP
3.400%, 06/01/31	21,000	17,763,732
Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30	23,552	21,581,663
Walt Disney Co.
# 3.700%, 09/15/24	13,864	13,941,171
1.750%, 01/13/26	5,000	4,753,634
# 2.650%, 01/13/31	24,750	22,767,904
6.200%, 12/15/34	1,700	2,015,018
3.500%, 05/13/40	25,507	22,749,582
Walt Disney Co. (The)
4.625%, 03/23/40	6,000	6,147,630
Waste Management, Inc.
1.500%, 03/15/31	12,700	10,599,668
WEC Energy Group, Inc.
3.550%, 06/15/25	1,757	1,747,321
Wells Fargo & Co.
3.000%, 02/19/25	5,264	5,204,908
3.000%, 04/22/26	9,073	8,833,952
3.000%, 10/23/26	1,090	1,057,006
4.150%, 01/24/29	1,600	1,592,387
Welltower, Inc.
4.125%, 03/15/29	1,550	1,509,639
2.750%, 01/15/31	17,596	15,274,317
Westlake Chemical Corp.
3.375%, 06/15/30	11,785	10,883,824
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
WestRock MWV LLC
8.200%, 01/15/30	19,367	$23,634,901
Weyerhaeuser Co.
7.375%, 03/15/32	1,213	1,442,034
Whirlpool Corp.
3.700%, 05/01/25	15,463	15,448,976
# 4.750%, 02/26/29	900	919,039
Williams Cos., Inc.
4.000%, 09/15/25	11,964	11,939,100
3.750%, 06/15/27	7,863	7,695,998
# 3.500%, 11/15/30	15,200	14,138,760
# 8.750%, 03/15/32	1,000	1,279,912
6.300%, 04/15/40	20,000	21,890,179
WP Carey, Inc.
2.400%, 02/01/31	2,300	1,934,167
2.450%, 02/01/32	9,800	8,141,840
WRKCo, Inc.
# 4.200%, 06/01/32	1,800	1,762,222
3.000%, 06/15/33	19,705	17,271,365
Zoetis, Inc.
3.000%, 09/12/27	26,275	25,331,276
TOTAL UNITED STATES		5,142,432,283
TOTAL BONDS		6,531,605,816
U.S. TREASURY OBLIGATIONS — (23.6%)
U.S. Treasury Bonds
6.750%, 08/15/26	38,863	44,771,506
6.625%, 02/15/27	34,651	40,293,737
4.500%, 02/15/36	40,000	48,510,938
4.750%, 02/15/37	24,000	29,921,250
1.125%, 05/15/40	75,000	53,586,914
1.750%, 08/15/41	195,000	152,343,750
U.S. Treasury Notes
0.250%, 06/15/24	82,000	78,031,328
0.375%, 04/30/25	53,000	49,544,649
2.250%, 11/15/25	39,895	39,189,046
1.625%, 05/15/26	65,000	62,323,828
1.500%, 08/15/26	78,788	74,974,118
1.625%, 09/30/26	50,000	47,818,359
2.000%, 11/15/26	70,000	67,861,718
1.625%, 11/30/26	39,750	37,953,486
1.500%, 01/31/27	59,500	56,434,355
2.250%, 02/15/27	60,000	58,717,969
2.375%, 05/15/27	91,200	89,710,875
0.500%, 06/30/27	45,000	40,419,140
2.250%, 08/15/27	60,000	58,631,250
0.500%, 10/31/27	65,000	57,916,015
2.250%, 11/15/27	39,018	38,058,084
0.625%, 11/30/27	35,000	31,337,305
0.625%, 12/31/27	115,000	102,776,758
2.750%, 02/15/28	47,000	46,992,656
1.125%, 02/29/28	115,000	105,467,579
1.250%, 03/31/28	85,000	78,322,851
1.250%, 04/30/28	80,000	73,634,375
2.875%, 05/15/28	69,000	69,474,375
2.875%, 08/15/28	90,000	90,625,781

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

3.125%, 11/15/28	75,000	$76,643,554
2.625%, 02/15/29	25,000	24,855,469
1.625%, 08/15/29	25,000	23,333,008
1.500%, 02/15/30	29,000	26,717,383
0.625%, 05/15/30	210,000	179,943,750
0.625%, 08/15/30	200,000	170,687,500
0.875%, 11/15/30	219,000	190,444,454
1.125%, 02/15/31	55,000	48,685,742
1.625%, 05/15/31	96,000	88,338,750
1.250%, 08/15/31	115,000	102,093,946
TOTAL U.S. TREASURY OBLIGATIONS		2,757,387,551
TOTAL INVESTMENT SECURITIES (Cost $11,933,118,268)		11,110,021,228

		Shares	Value†
SECURITIES LENDING COLLATERAL — (4.8%)
@§	The DFA Short Term Investment Fund	48,439,351	$560,297,970
TOTAL INVESTMENTS — (100.0%)
(Cost $12,493,429,901)^^			$11,670,319,198

Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,821,027,861	—	$1,821,027,861
Bonds
Australia	—	230,030,453	—	230,030,453
Belgium	—	32,372,686	—	32,372,686
Canada	—	283,888,926	—	283,888,926
Denmark	—	1,924,273	—	1,924,273
France	—	57,331,174	—	57,331,174
Germany	—	122,577,717	—	122,577,717
Hong Kong	—	7,080,322	—	7,080,322
Ireland	—	1,509,898	—	1,509,898
Italy	—	16,816,837	—	16,816,837
Japan	—	227,414,492	—	227,414,492
Netherlands	—	30,079,412	—	30,079,412
Norway	—	13,325,925	—	13,325,925
Spain	—	79,770,702	—	79,770,702
Supranational Organization Obligations	—	2,260,436	—	2,260,436
Switzerland	—	38,689,530	—	38,689,530
United Kingdom	—	244,100,750	—	244,100,750
United States	—	5,142,432,283	—	5,142,432,283
U.S. Treasury Obligations	—	2,757,387,551	—	2,757,387,551
Securities Lending Collateral	—	560,297,970	—	560,297,970
TOTAL	—	$11,670,319,198	—	$11,670,319,198

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.9%)
Treasury Inflation Protected Security
0.125%, 01/15/23	0	$127
0.125%, 07/15/26	247,394	250,486,446
0.375%, 01/15/27	625,368	638,095,592
2.375%, 01/15/27	264,426	293,236,639
0.375%, 07/15/27	547,674	562,044,748
0.500%, 01/15/28	270,793	277,795,233
1.750%, 01/15/28	378,951	414,433,092
3.625%, 04/15/28	450,737	542,327,828
0.750%, 07/15/28	105,928	110,795,760
0.875%, 01/15/29	536,358	564,133,973
2.500%, 01/15/29	436,181	504,036,424
3.875%, 04/15/29	493,664	617,870,586
0.250%, 07/15/29	201,616	204,811,484
0.125%, 01/15/30	243,036	243,545,800
0.125%, 07/15/30	39,887	40,069,308
0.125%, 01/15/31	106,633	106,797,975
0.125%, 07/15/31	53,419	53,546,077
3.375%, 04/15/32	302,893	395,903,023
2.125%, 02/15/40	413,672	512,835,052
2.125%, 02/15/41	370,680	459,730,353
TOTAL U.S. TREASURY OBLIGATIONS Cost ($6,873,202,321)		6,792,495,520

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 1.880%	4,212,597	4,212,597
TOTAL INVESTMENTS — (100.0%)
(Cost $6,877,414,918)^^		$6,796,708,117
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$6,792,495,520	—	$6,792,495,520
Temporary Cash Investments	$4,212,597	—	—	4,212,597
TOTAL	$4,212,597	$6,792,495,520	—	$6,796,708,117

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.1%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/22)	1,000	$1,002,865
Mobile County Board of School Commissioners (ST) (BAM)
4.000%, 03/01/24	400	413,726
5.000%, 03/01/25	245	263,553
TOTAL ALABAMA		1,680,144
ALASKA — (0.1%)
Municipality of Anchorage (GO)
1.500%, 12/15/22	3,000	3,000,501
ARIZONA — (1.3%)
Arizona Health Facilities Authority (RB)
5.000%, 12/01/26	4,285	4,549,425
Arizona State Lottery Revenue (RB)
5.000%, 07/01/23	5,000	5,158,093
City of Chandler (GO)
5.000%, 07/01/23	5,000	5,157,166
City of Phoenix (GO)
5.000%, 07/01/24	760	808,202
City of Tempe (GO)
5.000%, 07/01/24	2,200	2,341,683
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/25	500	545,509
Maricopa County Unified School District No. 4 Mesa (GO) Series E
5.000%, 07/01/24	1,300	1,380,421
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/23	1,425	1,470,189
5.000%, 07/01/24	675	716,757
Pima County (GO)
4.000%, 07/01/23	1,050	1,073,804
Town of Gilbert (GO)
5.000%, 07/15/24	5,145	5,479,410
TOTAL ARIZONA		28,680,659
	Face Amount	Value†
	(000)
ARKANSAS — (0.1%)
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	300	$324,115
University of Arkansas (RB)
¤ 5.000%, 11/01/36 (Pre-refunded @ $100, 11/1/24)	1,585	1,700,909
TOTAL ARKANSAS		2,025,024
CALIFORNIA — (8.8%)
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/48 (Pre-refunded @ $100, 4/1/23)	16,160	16,558,533
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/35 (Pre-refunded @ $100, 6/1/23)	1,000	1,020,886
City of Los Angeles (RN)
4.000%, 06/29/23	27,740	28,373,448
County of Los Angeles CA (RN)
4.000%, 06/30/23	34,165	34,946,798
County of Riverside CA (RN)
5.000%, 06/30/23	10,920	11,255,465
County of Santa Cruz CA (RN)
5.000%, 07/06/23	9,660	9,966,710
East Side Union High School District (GO) Series C
3.000%, 08/01/22	7,540	7,540,000
Fremont Unified School District/Alameda County (GO) Series
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	5,000	5,232,868
Golden State Tobacco Securitization Corp. (RB) (ST APPROP)
¤ 5.000%, 06/01/40 (Pre-refunded @ $100, 6/1/25)	22,000	24,020,566

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/22	1,100	$1,100,000
4.000%, 08/01/23	1,125	1,150,107
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	9,000	9,287,071
Orange County Transportation Authority (RB)
5.000%, 10/15/24	15,000	16,102,558
San Diego Unified School District
4.000%, 06/30/23	5,970	6,102,763
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	7,200	7,432,330
San Francisco Community College District (GO)
5.000%, 06/15/29	4,765	5,163,009
San Francisco Unified School District (GO)
5.000%, 06/15/24	3,920	4,161,070
5.000%, 06/15/25	2,315	2,523,454
State of California (GO)
4.000%, 03/01/24	1,265	1,312,837
5.000%, 04/01/24	3,000	3,167,859
5.000%, 05/01/31	4,305	4,533,997
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	920	951,633
TOTAL CALIFORNIA		201,903,962
COLORADO — (1.5%)
Board of Water Commissioners City & County of Denver (RB)
5.000%, 09/15/24	1,365	1,460,714
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/22	3,420	3,435,014
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series A
6.000%, 12/01/22	1,920	1,949,337
City & County of Denver (GO) Series A
5.000%, 08/01/22	3,845	3,845,000
	Face Amount	Value†
	(000)
COLORADO — (Continued)
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/22	1,200	$1,212,243
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/22	870	878,876
5.000%, 11/15/23	1,415	1,476,517
Colorado Health Facilities Authority (RB) Series A-
5.000%, 08/01/25	885	944,109
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	11,950	12,092,549
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	1,500	1,517,893
Jefferson County (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	1,180	1,195,697
Regional Transportation District (COP)
5.000%, 06/01/29	300	322,544
University of Northern Colorado (RB) (ST HGR ED INTERCEPT PROG) Series A
¤ 5.000%, 06/01/31 (Pre-refunded @ $100, 6/1/24)	1,745	1,850,607
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,370	1,432,430
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,008,846
TOTAL COLORADO		34,622,376
CONNECTICUT — (4.9%)
City of Bridgeport CT (GO)
5.000%, 08/15/26	2,620	2,897,448
City of Bristol (GO)
5.000%, 03/15/24	735	774,625
City of Danbury (GO)
3.000%, 07/13/23	16,000	16,196,781
City of Danbury (GO) Series A
4.000%, 07/15/23	1,200	1,228,990
City of Middletown (GO)
5.000%, 04/01/23	3,220	3,295,633

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
City of New Haven (GO) Series A
5.000%, 08/01/22	575	$575,000
5.000%, 08/01/23	375	386,683
City of New Haven (GO) Series B
5.000%, 08/01/26	100	110,259
City of New Haven (GO) (AGM) Series A
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	300	319,356
City of New London (GO)
3.000%, 03/16/23	15,000	15,131,538
Connecticut State (GO)
4.000%, 01/15/25	10,750	11,317,721
State of Connecticut Special Tax Revenue (RB)
5.000%, 10/01/29	3,180	3,292,656
Town of Greenwich (GO)
2.000%, 02/09/23	30,000	30,069,444
Town of New Canaan (GO) Series
4.000%, 12/15/23	1,255	1,297,339
Town of North Branford (GO) (BAN)
2.000%, 08/04/22	1,000	1,000,049
Town of North Branford (BAN)
5.000%, 08/03/23	15,000	15,489,083
Town of South Windsor (GO) Series B
4.000%, 12/15/22	1,095	1,105,630
Town of Southington (GO)
4.000%, 01/15/23	1,015	1,026,912
Town of Windham (GO)
1.000%, 09/29/22	5,000	4,996,679
University of Connecticut (RB)
5.000%, 02/15/24	1,625	1,705,387
TOTAL CONNECTICUT		112,217,213
DELAWARE — (0.4%)
Delaware State (GO)
5.000%, 02/01/23	9,000	9,160,104
FLORIDA — (3.6%)
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/25	1,450	1,575,830
Florida Keys Aqueduct Authority (RB)
5.000%, 09/01/25	1,070	1,172,761
Florida State (GO) Series A
5.000%, 07/01/24	8,755	9,308,566
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Florida State (GO) Series B
5.000%, 06/01/23	3,355	$3,451,526
Florida State (GO) Series C
5.000%, 06/01/25	4,735	5,163,006
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	55	60,021
5.000%, 10/01/26	130	144,913
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	250	264,299
Miami-Dade County (GO)
5.000%, 07/01/24	1,400	1,488,247
5.000%, 07/01/26	1,175	1,313,451
Miami-Dade County Aviation Revenue (RB) Series B
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/22)	1,445	1,453,599
Miami-Dade County Expressway Authority (RB) Series
4.000%, 07/01/23	945	961,828
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,099,282
Miami-Dade County Health Facilities Authority (RB)
5.000%, 08/01/23	300	308,894
Okaloosa County School Board (COP) Series A
5.000%, 10/01/25	875	957,974
Orlando Utilities Commission (RB) Series C
5.000%, 10/01/22	2,000	2,011,802
5.000%, 10/01/23	3,600	3,742,453
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	360	393,860
School Board of Miami-Dade County (COP)
5.000%, 11/01/25	2,000	2,133,896
School Board of Miami-Dade County/The (GO) (BAM) Series
5.000%, 03/15/24	1,790	1,884,731
5.000%, 03/15/25	1,550	1,677,234
School District of Broward County (RN)
4.000%, 06/30/23	35,000	35,726,862
School District of Broward County (GO)
5.000%, 07/01/26	2,775	3,103,095

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
School District of Broward County (COP) Series B
5.000%, 07/01/24	2,280	$2,412,176
5.000%, 07/01/25	285	310,516
TOTAL FLORIDA		82,120,822
GEORGIA — (2.5%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/22	2,100	2,125,191
City of Atlanta (GO)
¤ 5.000%, 12/01/27 (Pre-refunded @ $100, 12/1/24)	4,750	5,111,558
Clarke County School District (GO)
5.000%, 09/01/24	1,850	1,975,549
Cobb County Kennestone Hospital Authority (RB)
5.000%, 04/01/30	2,150	2,195,876
Gainesville & Hall County Hospital Authority (RB)
5.000%, 02/15/26	2,500	2,731,469
Georgia State (GO) Series A
5.000%, 08/01/22	8,550	8,550,000
5.000%, 07/01/23	10,000	10,314,331
5.000%, 08/01/24	1,075	1,146,328
Gwinnett County School District (GO) Series B
5.000%, 08/01/25	6,330	6,944,409
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/22	3,500	3,500,000
Henry County School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/23	5,800	6,000,011
Municipal Electric Authority of Georgia (RB)
4.000%, 11/01/24	2,500	2,599,209
Paulding County Hospital Authority (RB)
5.000%, 04/01/25	50	53,493
Paulding County School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/22	1,500	1,500,000
Private Colleges & Universities Authority (RB)
5.000%, 04/01/23	325	331,978
5.000%, 10/01/23	340	352,050
5.000%, 10/01/24	125	132,753
5.000%, 10/01/25	215	233,248
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Troup County School District (GO)
4.000%, 08/01/23	1,060	$1,084,400
TOTAL GEORGIA		56,881,853
HAWAII — (1.2%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	730	759,491
Hawaii County (GO)
5.000%, 09/01/24	500	533,402
Hawaii State (GO) Series EO
5.000%, 08/01/22	6,000	6,000,000
Hawaii State (GO) Series EY
5.000%, 10/01/22	9,055	9,107,980
Hawaii State (GO) Series EZ
5.000%, 10/01/22	7,040	7,081,190
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,155	1,236,806
Hawaii State (GO) Series FK
4.000%, 05/01/23	1,030	1,048,854
Maui County (GO)
5.000%, 03/01/23	2,305	2,352,313
TOTAL HAWAII		28,120,036
ILLINOIS — (1.1%)
Chicago O'Hare International Airport (RB)
5.000%, 01/01/24	750	784,353
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/23	1,425	1,462,163
City of Springfield Electric Revenue (RB)
5.000%, 03/01/26	1,440	1,549,801
Cook & Will Counties Community College District No. 515 (GO) (BAM) Series B
5.000%, 12/01/26	200	223,397
Cook County (GO)
5.000%, 11/15/26	3,700	4,128,928
Cook County Township High School District No. 225 (GO)
5.000%, 12/01/25	2,795	3,083,058
Illinois State (GO)
5.000%, 02/01/24	1,715	1,789,503
Illinois State (GO) Series
5.000%, 12/01/24	5,425	5,756,336
Lake County Forest Preserve District (GO)
5.000%, 12/15/22	1,485	1,503,975

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Maine Township High School District No. 207 (GO) Series
3.000%, 12/01/23	4,095	$4,175,808
Will County Community Unit School District No. 201 (GO)
5.000%, 01/01/23	900	912,514
5.000%, 01/01/24	390	407,864
TOTAL ILLINOIS		25,777,700
INDIANA — (0.4%)
Carmel Redevelopment Authority (RB) (ST INTERCEPT)
¤ 5.000%, 02/01/29 (Pre-refunded @ $100, 2/1/24)	1,525	1,601,709
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 01/15/23	500	505,572
Indiana Finance Authority (RB) Series A
5.000%, 02/01/24	875	916,884
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	1,000	1,053,825
5.000%, 06/01/25	3,250	3,499,794
Lake Central Multi-District School Building Corp. (RB) (ST AID WITHHLDG)
¤ 5.000%, 01/15/33 (Pre-refunded @ $100, 1/15/23)	1,000	1,015,672
TOTAL INDIANA		8,593,456
IOWA — (0.2%)
City of Iowa City (GO)
5.000%, 06/01/23	1,080	1,110,981
City of Sioux (GO) Series A
3.000%, 06/01/25	650	670,005
College Community School District (GO)
3.000%, 06/01/24	240	245,642
3.000%, 06/01/25	405	417,804
Iowa Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	2,205	2,280,815
TOTAL IOWA		4,725,247
	Face Amount	Value†
	(000)
KANSAS — (1.0%)
City of Leawood (GO)
1.500%, 09/01/22	2,500	$2,499,759
City of Olathe (GO)
5.000%, 08/01/23	17,000	17,538,648
City of Shawnee (GO) Series A
4.000%, 12/01/23	1,565	1,615,367
City of Topeka KS (GO)
4.000%, 08/15/22	200	200,182
4.000%, 08/15/23	1,530	1,566,330
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	275	293,931
TOTAL KANSAS		23,714,217
KENTUCKY — (0.0%)
Kentucky Municipal Power Agency (RB) (NATL)
5.000%, 09/01/31	235	261,289
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/26	690	760,062
TOTAL KENTUCKY		1,021,351
LOUISIANA — (2.1%)
Ascension Parish School Board (GO)
5.000%, 03/01/24	35	36,750
5.000%, 03/01/25	200	215,407
5.000%, 03/01/26	75	82,646
East Ouachita Parish School District (GO)
3.000%, 03/01/24	150	152,750
4.000%, 03/01/25	200	210,176
Louisiana Local Government Environmental Facilities & Community Dev. Auth (RB)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	10,000	10,706,068
Louisiana State (RB)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/24)	6,270	6,657,423
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 06/15/24)	3,650	3,875,533
Louisiana State (RB) Series A
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	8,720	9,258,808

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/24)	4,000	$4,247,159
Louisiana State (GO) Series A
5.000%, 08/01/22	1,225	1,225,000
5.000%, 03/01/23	7,105	7,249,585
Louisiana State (GO) Series B
5.000%, 08/01/22	975	975,000
Louisiana State Gasoline & Fuels Tax Revenue (RB) Series B
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	1,065	1,126,759
¤ 5.000%, 05/01/34 (Pre-refunded @ $100, 5/1/24)	1,250	1,322,488
St. Tammany Parish Wide School District No. 12 (GO) Series
5.000%, 03/01/24	1,000	1,051,112
5.000%, 03/01/25	500	539,964
TOTAL LOUISIANA		48,932,628
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/24	1,000	1,058,525
5.000%, 05/01/25	455	494,769
Maine Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/24	390	411,099
5.000%, 07/01/25	435	468,800
TOTAL MAINE		2,433,193
MARYLAND — (4.7%)
Anne County Arundel (GO)
5.000%, 10/01/22	4,115	4,139,971
5.000%, 10/01/24	6,560	7,030,438
Baltimore County (GO)
5.000%, 03/01/23	6,595	6,729,982
4.000%, 03/24/23	15,000	15,232,951
5.000%, 03/01/24	4,040	4,254,291
5.000%, 03/01/25	7,500	8,133,101
Harford County (GO) Series A
5.000%, 10/01/24	2,800	3,000,797
Harford County (GO) Series B
5.000%, 01/15/24	2,225	2,333,470
5.000%, 08/15/22	7,935	7,945,542
Maryland State (GO)
5.000%, 03/15/23	1,600	1,635,156
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
5.000%, 08/01/24	4,345	$4,634,185
Maryland State (GO) Series 1
5.000%, 06/01/23	3,010	3,097,615
Maryland State (GO) Series B
4.000%, 08/01/23	7,355	7,537,583
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/22)	2,500	2,500,000
Maryland State Department of Transportation (RB)
5.000%, 12/15/22	11,270	11,419,919
5.000%, 09/01/23	2,630	2,728,450
Montgomery County (GO) Series A
4.000%, 08/01/22	11,000	11,000,000
Washington Suburban Sanitary Commission (RB) (CNTY GTD) Series
¤ 4.000%, 06/01/43 (Pre-refunded @ $100, 6/1/24)	3,180	3,313,584
¤ 4.000%, 06/01/44 (Pre-refunded @ $100, 6/1/24)	2,130	2,219,476
TOTAL MARYLAND		108,886,511
MASSACHUSETTS — (6.7%)
Boston Water & Sewer Commission (RB) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/23)	1,500	1,563,930
City of Attleboro (GO)
1.000%, 11/01/22	10,000	9,989,045
City of Beverly (GO)
5.000%, 03/15/23	1,215	1,241,468
City of Boston (GO)
5.000%, 11/01/23	4,115	4,291,426
City of Cambridge (GO)
5.000%, 02/15/24	5,000	5,260,626
City of Fall River (GO)
3.000%, 02/03/23	12,000	12,086,095
City of Framingham (GO)
5.000%, 12/15/22	480	486,295
5.000%, 12/15/23	1,565	1,636,527
City of Quincy (GO)
4.000%, 07/07/23	30,000	30,613,761
City of Worcester (GO)
5.000%, 02/15/23	1,800	1,834,414
Commonwealth of Massachusetts (GO)
5.000%, 12/01/23	5,500	5,748,397
5.000%, 07/01/24	2,335	2,482,639
5.000%, 11/01/24	19,515	20,960,039

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series
5.000%, 09/01/26	4,450	$4,881,400
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	3,740	3,877,813
North Middlesex Regional School District (GO)
3.000%, 02/03/23	10,000	10,067,706
Town of Ashland (GO) (BAN)
2.000%, 08/08/22	10,000	10,001,149
Town of Brookline (GO)
5.000%, 03/15/24	1,255	1,324,939
Town of Nantucket (GO) Series
5.000%, 08/15/24	1,000	1,066,809
Town of Northbridge (BAN) Series A
3.000%, 06/23/23	7,000	7,095,233
Town of Norwood (GO)
5.000%, 03/15/24	1,775	1,872,158
Town of Plymouth (GO)
5.000%, 05/01/23	1,010	1,036,572
Town of Provincetown (GO)
5.000%, 09/15/22	1,350	1,355,894
Town of Watertown (GO)
5.000%, 02/01/23	2,445	2,488,495
Town of Watertown MA (GO)
5.000%, 06/15/24	260	276,237
5.000%, 06/15/25	500	546,493
Town of Wellesley (GO)
5.000%, 12/01/23	3,765	3,936,569
5.000%, 12/01/24	3,340	3,598,218
University of Massachusetts Building Authority (RB) Series 1
¤ 5.000%, 11/01/44 (Pre-refunded @ $100, 11/1/24)	2,620	2,809,791
TOTAL MASSACHUSETTS		154,430,138
MICHIGAN — (0.5%)
L'Anse Creuse Public Schools (GO) (Q-SBLF)
¤ 5.000%, 05/01/28 (Pre-refunded @ $100, 5/1/25)	3,730	4,051,824
Michigan Finance Authority (RB)
¤ 5.000%, 10/01/28 (Pre-refunded @ $100, 10/1/22)	3,000	3,017,854
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/22)	2,000	$2,011,902
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	2,000	2,011,902
Oakland University (RB) Series A
5.000%, 03/01/24	130	136,249
5.000%, 03/01/25	155	166,009
Romeo Community School District (GO) (Q-SBLF)
4.000%, 05/01/24	275	285,649
4.000%, 05/01/25	460	485,329
TOTAL MICHIGAN		12,166,718
MINNESOTA — (2.7%)
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,410	1,458,656
City of Lakeville (GO) Series
5.000%, 02/01/24	320	335,829
5.000%, 02/01/25	1,420	1,533,378
City of Lakeville (GO) Series A
4.000%, 02/01/23	2,300	2,329,099
Hennepin County (GO) Series A
5.000%, 12/01/22	3,500	3,541,398
5.000%, 12/01/24	1,000	1,076,117
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	360	372,314
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	5,875	5,975,381
Metropolitan Council (GO)
5.000%, 03/01/24	3,770	3,973,007
Metropolitan Council (GO) Series B
5.000%, 12/01/23	475	496,774
Metropolitan Council (GO) Series E
5.000%, 12/01/24	1,000	1,076,356
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/23	2,295	2,334,558

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Minnesota Higher Education Facilities Authority (RB) Series
5.000%, 10/01/26	385	$424,796
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/25	325	351,962
Minnesota State (GO)
2.000%, 08/01/23	1,000	1,005,199
5.000%, 08/01/23	1,495	1,547,008
Minnesota State (GO) Series
5.000%, 10/01/26	13,080	14,798,138
Minnesota State (GO) Series B
2.000%, 08/01/22	2,500	2,500,000
5.000%, 09/01/22	2,000	2,005,976
5.000%, 08/01/24	1,230	1,312,868
Minnesota State (GO) Series D
5.000%, 10/01/24	800	857,902
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
3.000%, 02/01/23	2,200	2,216,316
Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) Series A
5.000%, 02/01/24	1,910	2,005,202
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	1,535	1,611,745
St. Clair Independent School District No. 75 (GO) (SD CRED PROG) Series A
4.000%, 02/01/25	150	157,901
University of Minnesota (RB) Series C
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	4,425	4,577,147
Western Minnesota Municipal Power Agency (RB)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 10/01/24)	350	366,434
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 10/01/24)	1,000	1,046,953
TOTAL MINNESOTA		61,288,414
	Face Amount	Value†
	(000)
MISSISSIPPI — (0.1%)
City of Jackson (GO)
5.000%, 03/01/26	125	$138,703
Mississippi State
5.000%, 10/01/24	1,280	1,371,509
TOTAL MISSISSIPPI		1,510,212
MISSOURI — (0.6%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	3,005	3,121,067
City of Kansas City (RB)
5.000%, 09/01/24	860	913,811
City of Kansas City (GO) Series A
3.000%, 02/01/23	1,995	2,008,804
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/23	1,750	1,775,285
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/23	850	887,583
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/23	1,750	1,785,921
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/25	1,000	1,078,576
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/24	425	450,100
State Charles County School District No. R-IV Wentzville (GO) (ST AID DIR DEP)
4.000%, 03/01/29	1,330	1,415,110
TOTAL MISSOURI		13,436,257
MONTANA — (0.0%)
Montana Facility Finance Authority (RB)
5.000%, 06/01/24	405	425,676
NEBRASKA — (0.7%)
City of Fremont Combined Utility System Revenue (RB)
¤ 4.000%, 11/15/36 (Pre-refunded @ $100, 12/11/23)	2,000	2,064,604

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
¤ 4.000%, 11/15/37 (Pre-refunded @ $100, 12/11/23)	2,000	$2,064,604
City of Omaha (GO)
5.000%, 04/15/23	1,100	1,127,284
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/23	1,515	1,584,243
5.000%, 12/01/24	3,695	3,976,254
Nebraska State Colleges Facilities Corp. (RB) (AGM)
5.000%, 07/15/25	275	298,264
5.000%, 07/15/26	645	714,650
Omaha Public Power District (RB) Series B
5.000%, 02/01/23	2,030	2,065,093
Public Power Generation Agency (RB)
5.000%, 01/01/28	300	320,644
5.000%, 01/01/29	650	694,252
Sarpy County (GO)
5.000%, 06/01/24	1,985	2,104,391
TOTAL NEBRASKA		17,014,283
NEVADA — (2.1%)
Clark County School District (GO)
5.000%, 06/15/24	1,295	1,372,173
5.000%, 06/15/26	510	567,869
Las Vegas Valley Water District (GO)
5.000%, 06/01/24	1,655	1,753,925
Las Vegas Valley Water District (GO) Series
5.000%, 06/01/23	5,035	5,178,164
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	7,930	8,404,002
Nevada State (GO) Series B
5.000%, 11/01/23	15,675	16,343,072
Washoe County (GO)
5.000%, 03/01/23	1,030	1,050,960
Washoe County School District (GO) Series B
5.000%, 04/01/24	11,775	12,425,856
TOTAL NEVADA		47,096,021
NEW HAMPSHIRE — (0.3%)
City of Nashua (GO)
5.000%, 08/01/24	1,830	1,951,834
	Face Amount	Value†
	(000)
NEW HAMPSHIRE — (Continued)
New Hampshire State (GO) Series A
5.000%, 03/01/24	3,545	$3,734,748
TOTAL NEW HAMPSHIRE		5,686,582
NEW JERSEY — (5.8%)
Atlantic County (GO)
3.000%, 03/15/24	1,160	1,184,109
Bergen County (GO)
1.500%, 10/20/22	20,000	19,999,000
Borough of Edgewater (BAN)
2.500%, 07/14/23	2,500	2,513,402
County of Union NJ (GO)
3.500%, 06/15/23	22,000	22,351,952
3.000%, 03/01/24	3,895	3,979,273
Cumberland County Improvement Authority (RB) (BAM)
5.000%, 12/15/24	265	283,754
Hudson County Improvement Authority (RN) (CNTY GTD) Series B-
3.000%, 08/04/23	3,090	3,121,309
Mercer County (GO)
4.000%, 02/01/25	665	701,594
Monmouth County (GO)
5.000%, 07/15/24	2,105	2,241,399
Monmouth County (GO) Series B
5.000%, 01/15/24	3,610	3,787,058
New Jersey Economic Dev. Authority (RB)
5.000%, 06/15/23	850	873,227
¤ 5.250%, 06/15/29 (Pre-refunded @ $100, 6/15/25)	630	690,989
¤ 5.250%, 06/15/31 (Pre-refunded @ $100, 6/15/25)	1,000	1,096,807
New Jersey Economic Development Authority (RB) Series KK
¤ 5.000%, 03/01/30 (Pre-refunded @ $100, 9/1/22)	6,360	6,378,742
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/25	315	340,867
5.000%, 07/01/26	670	738,811
New Jersey State (GO)
5.000%, 06/01/25	7,585	8,213,649

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Turnpike Authority (RB) Series
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	5,000	$5,315,167
New Jersey Turnpike Authority (RB) Series B
¤ 5.000%, 01/01/26 (Pre-refunded @ $100, 1/1/23)	4,575	4,642,444
¤ 5.000%, 01/01/28 (Pre-refunded @ $100, 1/1/23)	1,335	1,354,680
Princeton NJ (GO)
2.000%, 12/15/22	1,715	1,718,809
Somerset County (GO)
1.000%, 09/07/22	10,000	9,994,756
South Jersey Transportation Authority (RB) Series A
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/22)	1,920	1,936,626
Township of Brick NJ (GO)
3.000%, 06/15/23	6,000	6,073,261
Township of Cherry Hill (GO)
2.000%, 10/25/22	5,000	5,006,060
Township of East Brunswick (GO)
1.000%, 02/15/23	1,405	1,400,385
Township of East Brunswick (BAN)
3.500%, 07/18/23	11,000	11,168,426
Township of Toms River NJ (GO)
4.000%, 06/01/24	1,520	1,581,890
4.000%, 06/01/25	1,130	1,197,500
Ventnor City
2.500%, 07/12/23	3,000	3,019,087
TOTAL NEW JERSEY		132,905,033
NEW MEXICO — (0.1%)
Central New Mexico Community College (GO) Series A
5.000%, 08/15/22	1,950	1,952,576
City of Albuquerque (GO) Series D
5.000%, 07/01/25	995	1,087,047
TOTAL NEW MEXICO		3,039,623
NEW YORK — (9.1%)
Amityville Union Free School District (GO)
4.000%, 06/16/23	4,000	4,082,464
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Brighton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/23	2,025	$2,033,254
City of New York (GO)
5.000%, 08/01/25	930	1,017,696
City of New York (GO) Series
5.000%, 08/01/25	520	535,363
City of New York (GO) Series A-1
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/22)	1,000	1,005,968
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/22)	1,000	1,005,968
City of New York (GO) Series B
5.000%, 08/01/22	2,220	2,220,000
City of New York (GO) Series E
5.000%, 08/01/22	3,000	3,000,000
City of New York (GO) Series I
5.000%, 03/01/31	6,120	6,408,295
City of Rochester
4.000%, 08/02/23	12,000	12,218,602
City of Rochester (GO) Series II
2.000%, 08/03/22	7,000	7,000,094
City of Syracuse (GO) Series B
4.000%, 06/01/23	525	535,702
City of White Plains (GO) Series B
5.000%, 02/15/24	685	721,672
East Ramapo Central School District (GO) Series A
3.000%, 05/31/23	7,500	7,570,370
East Syracuse-Minoa Central School District (GO) Series B
3.000%, 06/28/23	13,900	14,059,012
Elmira City School District (GO)
4.000%, 06/23/23	11,625	11,856,753
Evans-Brant Central School District (GO) Series B
4.000%, 06/23/23	11,625	11,856,753
Genesee County (GO) (BAM)
3.000%, 03/15/24	500	511,119
Hermon-DeKalb Central School District (GO)
4.000%, 06/29/23	4,000	4,075,590

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Horseheads Central School District (GO)
3.000%, 06/22/23	8,685	$8,782,851
Lancaster Central School District (GO)
4.000%, 06/09/23	13,000	13,241,559
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	410	418,870
Monroe County Industrial Dev. Corp. (RB)
5.000%, 12/01/26	700	761,317
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,385	1,455,677
New York Convention Center Dev. Corp. (RB)
5.000%, 11/15/24	2,035	2,169,153
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	1,430	1,461,421
5.000%, 03/15/25	310	336,111
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	2,038,021
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/24	20,000	21,061,738
New York State Thruway Authority (RB) Series A-BID GRP 1
5.000%, 03/15/24	16,235	17,102,217
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	305	317,704
New York State Urban Development Corp. (RB)
5.000%, 03/15/24	2,205	2,322,783
5.000%, 03/15/25	6,225	6,739,320
Oswego City School District (BAN) (ST AID WITHHLDG)
3.750%, 07/21/23	7,000	7,099,776
Port Authority of New York & New Jersey (RB)
4.000%, 12/01/25	750	803,676
Town of Oyster Bay (GO)
3.000%, 03/09/23	2,000	2,011,647
Town of Oyster Bay (GO) Series B
2.000%, 08/26/22	10,000	10,000,958
Utica School District (GO)
3.000%, 06/22/23	4,250	4,291,842
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Wappingers Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/11/22	3,000	$3,000,198
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	1,605	1,626,471
Williamsville Central School District (GO)
4.000%, 06/07/23	11,000	11,204,454
TOTAL NEW YORK		209,962,439
NORTH CAROLINA — (1.7%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	3,000	3,095,134
County of Union NC Enterprise System Revenue (RB)
5.000%, 06/01/23	1,250	1,286,385
Forsyth County (GO) Series B
4.000%, 03/01/23	1,270	1,288,903
Forsyth County (GO) Series C
5.000%, 03/01/23	1,920	1,959,636
Guilford County (GO) Series A
5.000%, 03/01/24	1,610	1,697,474
Guilford County (GO) Series B
4.000%, 03/01/24	2,500	2,596,933
5.000%, 06/01/24	6,575	6,977,832
North Carolina Turnpike Authority (RB)
5.000%, 02/01/24	5,360	5,593,028
Town of Holly Springs (GO)
5.000%, 06/01/23	1,000	1,029,277
Wake Country (GO)
5.000%, 03/01/24	1,010	1,064,061
Wake County (GO) Series A
5.000%, 02/01/24	8,350	8,775,105
Wake County (GO) Series B
5.000%, 02/01/24	4,410	4,634,517
TOTAL NORTH CAROLINA		39,998,285
NORTH DAKOTA — (0.1%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/22	2,200	2,200,000

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (1.4%)
Akron Bath Copley Joint Township Hospital District (RB)
5.000%, 11/15/24	430	$458,546
American Municipal Power, Inc. (RB)
5.000%, 02/15/23	500	509,207
City of Columbus (GO) Series 1
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/23)	1,000	1,031,619
City of Columbus (GO) Series A
5.000%, 04/01/23	1,300	1,330,710
City of Dublin (GO)
5.000%, 12/01/23	2,090	2,184,674
Ohio State (GO) Series
5.000%, 11/01/23	1,410	1,470,452
Ohio State (GO) Series A
5.000%, 06/15/23	1,000	1,030,408
5.000%, 06/15/24	1,500	1,593,677
Ohio State (GO) Series B
5.000%, 09/15/23	2,270	2,357,860
Ohio State (GO) Series C
4.000%, 09/15/22	4,000	4,012,764
5.000%, 08/01/23	1,000	1,034,687
Ohio State (GO) Series T
5.000%, 11/01/22	9,100	9,181,548
Ohio State (GO) Series W
4.000%, 05/01/23	1,000	1,018,907
Ohio University (RB)
¤ 5.000%, 12/01/39 (Pre-refunded @ $100, 12/1/22)	5,160	5,221,206
State of Ohio (GO)
5.000%, 05/01/24	500	529,352
TOTAL OHIO		32,965,617
OKLAHOMA — (0.1%)
Oklahoma County Independent School District No. 12 Edmond (GO)
3.000%, 03/01/26	1,605	1,665,649
OREGON — (1.1%)
City of Salem (GO)
5.000%, 06/01/23	5,705	5,871,061
Klamath County School District (GO) (SCH BD GTY)
¤ 5.000%, 06/15/31 (Pre-refunded @ $100, 6/15/23)	1,000	1,029,760
	Face Amount	Value†
	(000)
OREGON — (Continued)
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/24	8,780	$9,328,323
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	395	430,568
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	4,140	4,315,922
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,000	1,043,806
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/26	400	443,458
State of Oregon (GO)
5.000%, 05/01/24	815	862,843
5.000%, 06/01/24	1,785	1,894,362
TOTAL OREGON		25,220,103
PENNSYLVANIA — (4.2%)
Allegheny County Hospital Dev. Authority (RB)
5.000%, 07/15/26	1,145	1,260,416
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	275	289,726
City of Philadelphia (GO)
5.000%, 02/01/26	650	714,907
¤ 5.000%, 07/15/38 (Pre-refunded @ $100, 01/15/24)	8,800	9,230,979
City of Philadelphia (GO) Series A
5.000%, 08/01/23	4,000	4,124,616
5.000%, 08/01/25	4,240	4,612,582
City of Philadelphia Water & Wastewater Revenue (RB) Series A
¤ 5.000%, 07/01/45 (Pre-refunded @ $100, 7/1/24)	15,000	15,945,501
Commonwealth of Pennsylvania (GO)
5.000%, 02/01/27	4,375	4,821,217
County of Montgomery PA (GO)
5.000%, 07/01/25	3,190	3,489,871

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	$2,476,102
Lebanon County (GO) (AGM)
4.000%, 10/15/24	250	262,047
Lehigh County Authority (RB)
4.000%, 11/01/22	1,445	1,454,364
4.000%, 11/01/23	1,435	1,477,785
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/22	1,980	2,000,488
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/24	550	574,131
Montgomery County Higher Education and Health Authority (RB)
5.000%, 05/01/24	475	498,672
Pennsylvania Economic Dev. Financing Authority (RB) Series A
5.000%, 02/01/33	60	63,027
Pennsylvania Turnpike Commission (RB)
¤ 5.250%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	27,480	28,792,535
Pennsylvania Turnpike Commission (RB) Series C
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 12/1/23)	14,655	15,316,865
TOTAL PENNSYLVANIA		97,405,831
RHODE ISLAND — (0.3%)
Rhode State Island (GO) Series C
5.000%, 08/01/22	6,155	6,155,000
Rhode State Island (GO) Series E
5.000%, 08/01/23	745	770,842
TOTAL RHODE ISLAND		6,925,842
SOUTH CAROLINA — (2.2%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/23	1,130	1,153,328
Charleston County (GO)
5.000%, 11/01/22	3,750	3,783,605
Charleston County School District (GO)
4.000%, 05/10/23	12,880	13,109,958
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/23	8,800	$9,051,699
Fort Mill School District No. 4 (GO) (SCSDE)
1.000%, 09/16/22	12,000	11,993,287
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/23	1,450	1,491,595
Piedmont Municipal Power Agency
4.000%, 01/01/24	1,250	1,284,906
Piedmont Municipal Power Agency (RB) Series E
5.000%, 01/01/23	1,500	1,518,661
South Carolina Public Service Authority (RB) Series C
5.000%, 12/01/26	4,325	4,571,667
Spartanburg County (GO)
2.000%, 04/01/23	1,180	1,184,345
State of South Carolina (GO)
5.000%, 04/01/24	1,575	1,663,928
TOTAL SOUTH CAROLINA		50,806,979
TENNESSEE — (2.0%)
City of Knoxville (GO)
5.000%, 05/01/23	11,550	11,850,360
City of Sevierville (GO)
5.000%, 06/01/24	2,330	2,469,707
5.000%, 06/01/25	2,575	2,803,281
Knox County (GO)
5.000%, 06/01/24	1,500	1,590,500
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB) Series
5.000%, 07/01/30	100	108,405
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 07/01/23	1,500	1,547,289
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/23)	10,595	10,751,189
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/23	7,300	7,407,309

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
¤ 5.000%, 07/01/25 (Pre-refunded @ $100, 7/1/23)	3,085	$3,178,256
Tennessee State (GO) Series A
5.000%, 11/01/22	2,000	2,018,829
5.000%, 11/01/23	1,100	1,148,140
Wilson County (GO)
5.000%, 05/01/23	990	1,015,670
TOTAL TENNESSEE		45,888,935
TEXAS — (13.9%)
Alamo Community College District (GO)
5.000%, 08/15/22	2,770	2,773,680
5.000%, 08/15/24	800	852,712
Alamo Heights Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/01/24	1,260	1,323,763
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	210	214,004
Arlington County (GO) Series A
5.000%, 08/15/22	2,090	2,092,777
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	2,130	2,170,723
Arlington Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	1,070	1,125,774
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/22	2,500	2,500,000
5.000%, 08/01/23	2,500	2,586,717
Austin Independent School District (GO) Series B
5.000%, 08/01/25	1,145	1,251,213
Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/23)	3,655	3,790,615
Bryan Electric System Revenue (RB)
5.000%, 07/01/25	245	265,626
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Central Texas Regional Mobility Authority (RB)
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 07/01/26)	13,000	$14,202,621
Central Texas Regional Mobility Authority (RB) Series A-
¤ 5.000%, 01/01/40 (Pre-refunded @ $100, 7/1/25)	2,000	2,185,019
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/23	100	101,257
5.000%, 01/01/24	100	104,037
5.000%, 01/01/25	100	106,321
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,500	1,501,976
City of Abilene (GO)
¤ 5.000%, 02/15/40 (Pre-refunded @ $100, 2/15/23)	1,545	1,574,367
City of Amarillo (GO)
4.000%, 02/15/23	1,495	1,515,466
City of Arlington (GO) Series
5.000%, 08/15/24	1,300	1,386,468
City of Bryan TX Electric System Revenue (RB)
5.000%, 07/01/26	860	953,435
City of Cedar Park (GO)
5.000%, 02/15/24	305	320,418
5.000%, 02/15/25	520	561,938
City of College Station (GO)
5.000%, 02/15/24	1,000	1,050,368
5.000%, 02/15/25	1,000	1,080,219
City of Conroe (GO) Series C
5.000%, 11/15/25	1,090	1,198,408
City of Conroe TX (GO)
5.000%, 03/01/23	1,460	1,489,625
City of Dallas (GO)
5.000%, 02/15/25	4,205	4,536,876
City of Dallas Hotel Occupancy Tax Revenue (RB)
5.000%, 08/15/23	1,185	1,225,134
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/22	2,260	2,273,450
City of Denton (GO)
3.000%, 02/15/23	1,340	1,350,137
5.000%, 02/15/24	3,985	4,187,734
5.000%, 02/15/25	995	1,073,787

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Fort Worth (GO)
5.000%, 03/01/23	9,965	$10,163,686
5.000%, 03/01/24	3,085	3,243,177
5.000%, 03/01/25	3,200	3,460,826
City of Garland (GO)
5.000%, 02/15/24	1,990	2,091,551
City of Houston (GO)
¤ 4.000%, 03/01/33 (Pre-refunded @ $100, 03/01/24)	2,000	2,070,537
City of Irving (GO)
2.000%, 09/15/23	1,250	1,255,393
5.000%, 09/15/24	950	1,014,558
City of Lewisville (GO)
5.000%, 02/15/24	450	473,104
City of McKinney (GO) Series A
5.000%, 08/15/22	1,300	1,301,698
City of New Braunfels (GO)
5.000%, 02/01/23	725	737,096
City of San Angelo (GO)
2.000%, 02/15/23	2,500	2,504,422
City of San Antonio (GO)
5.000%, 08/01/22	2,770	2,770,000
City of Temple TX Utility System Revenue (RB)
5.000%, 08/01/22	400	400,000
City of Waco (GO)
5.000%, 02/01/24	3,625	3,806,237
Clear Lake City Water Authority (GO)
5.000%, 03/01/25	200	214,831
5.000%, 03/01/26	250	274,487
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,190	1,212,429
Clifton Higher Education Finance Corp. (RB)
5.000%, 08/15/24	425	451,507
5.000%, 08/15/25	440	477,893
Collin Country (GO)
5.000%, 02/15/23	835	850,104
Conroe Independent School District (GO)
5.000%, 02/15/24	3,275	3,444,685
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/23	1,190	1,212,622
5.000%, 02/15/25	2,160	2,337,753
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	705	705,931
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	190	$199,716
5.000%, 02/15/25	190	205,290
Dallas Area Rapid Transit (RB)
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/25)	1,450	1,601,422
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/22)	1,000	1,011,862
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	1,450	1,559,679
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/25)	2,580	2,849,426
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	350	384,156
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/24	800	855,385
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/24	1,000	1,069,232
5.000%, 11/01/25	1,770	1,939,476
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	700	729,426
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	5,690	5,984,812
Dallas Independent School District (GO) (PSF-GTD) Series
5.000%, 02/15/24	11,365	11,953,847
Dallas Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	7,220	7,318,840
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/22	2,000	2,001,222
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,000	1,001,328
5.000%, 08/15/23	1,250	1,294,699

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Bend Independent School District (GO)
5.000%, 08/15/24	980	$1,044,980
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/22	440	440,443
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/23	1,450	1,477,329
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	350	368,244
Georgetown Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	6,010	6,226,808
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	410	417,794
Grand Parkway Transportation Corp. (RB)
¤ 5.250%, 10/01/51 (Pre-refunded @ $100, 10/01/23)	9,105	9,493,591
Harris County (GO)
5.000%, 10/01/22	1,005	1,010,846
5.000%, 10/01/23	2,700	2,805,243
Harris County (GO) Series A
5.000%, 10/01/23	1,420	1,475,350
5.000%, 10/01/24	8,580	9,180,119
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 05/15/27	800	886,700
Harris County Flood Control District (GO) Series A
5.000%, 10/01/22	1,300	1,308,063
4.000%, 10/01/23	2,040	2,098,490
5.000%, 10/01/23	3,645	3,791,390
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,115	1,155,106
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	180	191,650
5.000%, 08/01/25	125	136,749
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	195	205,134
5.000%, 02/15/25	200	216,407
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,300	$1,301,703
Lower Colorado River Authority (RB)
5.000%, 05/15/24	1,120	1,183,417
5.000%, 05/15/25	265	287,328
5.000%, 05/15/26	1,740	1,928,976
Mansfield Independent School District (GO) (PSF-GTD)
¤ 4.000%, 02/15/29 (Pre-refunded @ $100, 2/15/24)	5,000	5,172,301
Midway Independent School District/McLennan County (GO) (PSF-GTD)
5.000%, 08/01/25	2,000	2,191,050
Navasota Independent School District (GO)
¤ 5.000%, 02/15/31 (Pre-refunded @ $100, 2/15/25)	885	953,782
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/22	600	601,788
North Texas Municipal Water District Water System Revenue (RB) Series A
4.000%, 09/01/22	19,680	19,722,893
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	7,325	7,640,576
5.000%, 01/01/26	6,850	7,143,153
5.000%, 01/01/27	1,435	1,496,002
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	5,900	6,112,219
Northside Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/23	1,820	1,854,796
Port Arthur Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,700	1,784,628
Port Authority of Houston of Harris County Texas (GO) Series A-1
5.000%, 10/01/22	500	502,992

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	1,600	$1,629,723
5.000%, 02/15/24	1,835	1,928,641
5.000%, 02/15/25	635	686,597
Richardson Independent School District (GO)
5.000%, 02/15/24	1,855	1,951,692
Round Rock Independent School District (GO) Series B
3.000%, 08/01/22	1,690	1,690,000
SAN ANTONIO TX INDEP SCH DIST SANSCD 08/24 FIXED 5
5.000%, 08/15/24	1,375	1,465,358
San Patricio County (GO)
5.000%, 04/01/24	130	136,790
5.000%, 04/01/25	200	215,856
State of Texas (GO)
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/01/24)	1,520	1,623,966
Tarrant County (GO)
5.000%, 07/15/24	300	319,320
5.000%, 07/15/25	400	436,846
Tarrant County College District (GO)
5.000%, 08/15/24	1,370	1,460,270
Tarrant Regional Water District Water Supply System Revenue (RB)
¤ 5.000%, 03/01/30 (Pre-refunded @ $100, 03/01/24)	5,570	5,864,549
TEMPLE TX TEM 08/23 FIXED 5
5.000%, 08/01/23	250	258,419
TEMPLE TX TEM 08/24 FIXED 5
5.000%, 08/01/24	100	106,391
TEMPLE TX TEM 08/25 FIXED 5
5.000%, 08/01/25	200	218,308
TEMPLE TX TEM 08/26 FIXED 5
5.000%, 08/01/26	230	257,142
Texas State (GO)
4.000%, 08/01/22	2,830	2,830,000
5.000%, 10/01/23	3,110	3,234,536
5.000%, 08/01/24	860	916,712
Texas State (GO) Series A
5.000%, 10/01/23	10,760	11,190,870
Texas State (GO) Series B
4.000%, 08/01/22	8,075	8,075,000
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/26	1,570	$1,771,506
Timber Lane Utility District (GO) (AGM) Series
4.000%, 08/01/25	555	588,211
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/22	2,045	2,045,000
5.000%, 08/01/23	1,145	1,184,948
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	660	710,699
TRINITY RIVER TX AUTH REGL WST TRIUTL 08/24 FIXED 5
5.000%, 08/01/24	405	431,542
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	250	273,385
Waco Independent School District (GO)
5.000%, 08/15/26	100	111,902
West Travis County Public Utility Agency (RB)
6.500%, 08/15/25	675	765,128
6.500%, 08/15/26	280	327,779
Wichita Falls Independent School District (GO) (PSF-GTD)
3.000%, 02/01/23	1,400	1,410,731
Williamson County (GO)
5.000%, 02/15/23	5,000	5,093,967
TOTAL TEXAS		318,380,834
UTAH — (0.5%)
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/25	1,285	1,388,293
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/22	1,165	1,171,972
5.000%, 10/01/23	1,100	1,144,178
State of Utah (GO)
5.000%, 07/01/26	1,405	1,577,337
Utah State
5.000%, 07/01/26	1,215	1,364,032

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (Continued)
Utah State (GO) Series B
5.000%, 07/01/23	5,500	$5,674,922
TOTAL UTAH		12,320,734
VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/22	2,900	2,903,853
VIRGINIA — (2.6%)
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	3,000	3,099,017
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,345	2,379,668
City of Newport News (GO) (ST AID WITHHLDG) Series A
4.000%, 02/01/23	1,565	1,583,627
City of Roanoke (GO)
5.000%, 04/01/24	165	174,204
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/22	4,500	4,513,558
5.000%, 09/01/23	4,475	4,645,464
Fairfax County (GO)
4.000%, 10/01/23	1,000	1,028,671
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/23	13,635	14,025,935
4.000%, 10/01/22	13,625	13,684,358
Fairfax County Water Authority (RB)
5.000%, 04/01/23	765	783,072
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	8,280	8,378,770
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/23	1,545	1,566,999
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/23	1,000	1,016,325
Virginia College Building Authority (RB)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/23)	1,310	1,333,106
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Virginia Public Building Authority (RB)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/24)	1,000	$1,065,536
TOTAL VIRGINIA		59,278,310
WASHINGTON — (5.0%)
City of Seattle (GO) Series A
5.000%, 08/01/22	2,700	2,700,000
5.000%, 12/01/22	1,710	1,729,251
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/23	8,425	8,695,294
City of Seattle Water System Revenue (RB)
5.000%, 08/01/22	2,230	2,230,000
5.000%, 08/01/23	1,695	1,753,108
City of Seattle Water System Revenue
5.000%, 09/01/24	5,910	6,313,589
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/22	3,500	3,529,675
Energy Northwest (RB)
5.000%, 07/01/23	13,750	14,182,205
5.000%, 07/01/26	500	542,982
King County (GO)
¤ 5.000%, 12/01/26 (Pre-refunded @ $100, 6/1/23)	1,000	1,028,855
King County (GO) Series A
3.000%, 01/01/23	2,000	2,013,293
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	845	926,052
King County School District No. 401 Highline (GO) (SCH BD GTY) Series A
4.000%, 06/01/24	3,000	3,127,130
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/22	1,685	1,699,512
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	1,885	1,944,907
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
4.000%, 12/01/22	800	806,783

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO)
5.000%, 07/01/25	7,810	$8,544,168
Washington Health Care Facilities Authority (RB)
5.000%, 08/01/26	100	108,387
Washington State (GO)
5.000%, 02/01/24	3,650	3,835,824
5.000%, 08/01/24	300	319,906
Washington State (GO) Series C
5.000%, 02/01/23	3,000	3,053,368
5.000%, 02/01/24	11,000	11,560,019
Washington State (GO) Series R-2017A
5.000%, 08/01/22	2,500	2,500,000
Washington State (GO) Series R-2018D
5.000%, 08/01/23	5,000	5,173,435
Washington State (GO) Series R-2021C
5.000%, 08/01/23	7,500	7,760,152
Washington State (COP) Series A
5.000%, 01/01/23	3,150	3,195,513
5.000%, 01/01/24	3,735	3,909,834
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	2,600	2,630,578
Whatcom County School District No. 501 Bellingham (GO)
5.000%, 12/01/23	8,325	8,698,728
TOTAL WASHINGTON		114,512,548
WEST VIRGINIA — (0.2%)
West Virginia State (GO) Series B
5.000%, 12/01/22	3,610	3,653,063
WISCONSIN — (1.8%)
City of Madison (GO)
4.000%, 10/01/25	2,980	3,184,783
City of Milwaukee (GO)
5.000%, 04/01/25	3,040	3,280,190
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	2,575	2,709,052
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	1,060	1,191,265
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Waukesha (GO) Series B
2.000%, 10/01/22	275	$275,257
City of Waukesha (GO) Series C
5.000%, 10/01/23	200	207,985
Janesville School District (GO)
3.000%, 03/01/23	925	933,602
Madison Metropolitan School District (GO)
3.000%, 03/01/24	990	1,010,952
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/24	3,030	3,245,279
Public Finance Authority (RB)
4.000%, 07/01/25	1,385	1,467,849
5.000%, 07/01/26	1,255	1,398,855
University of Wisconsin Hospitals & Clinics (RB)
5.000%, 04/01/23	1,000	1,022,883
Wisconsin Department of Transportation (RB)
¤ 4.500%, 07/01/32 (Pre-refunded @ $100, 7/1/23)	8,345	8,568,825
Wisconsin State (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	2,000	2,115,980
Wisconsin State (GO) Series 1
5.000%, 05/01/23	1,000	1,026,764
Wisconsin State (GO) Series 2
5.000%, 11/01/22	4,250	4,288,727
Wisconsin State (GO) Series A
5.000%, 05/01/23	4,260	4,374,013
TOTAL WISCONSIN		40,302,261
TOTAL MUNICIPAL BONDS Cost ($2,305,011,829)		2,297,887,237
TOTAL INVESTMENTS — (100.0%)
(Cost $2,305,011,829)^^		$2,297,887,237

DFA Short-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,297,887,237	—	$2,297,887,237
TOTAL	—	$2,297,887,237	—	$2,297,887,237

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.3%)
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	$3,196,609
Mobile County Board of School Commissioners (ST) (BAM)
5.000%, 03/01/29	575	660,071
5.000%, 03/01/30	800	927,619
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,374,320
TOTAL ALABAMA		6,158,619
ALASKA — (0.2%)
Alaska State International Airports System (RB) Series A
5.000%, 10/01/27	210	228,044
City of Anchorage (GO) Series B
5.000%, 09/01/23	200	207,311
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	2,951,471
City of Anchorage Electric Revenue (RB) Series A
¤ 5.000%, 12/01/41 (Pre-refunded @ $100, 12/1/24)	500	537,820
TOTAL ALASKA		3,924,646
ARIZONA — (0.7%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,865	2,089,380
City of Tucson (GO) Series A
5.000%, 07/01/24	700	744,397
City of Tucson Water System Revenue (RB)
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,000	1,092,509
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,834,670
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	$265,466
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,232,780
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	3,451,054
Scottsdale Municipal Property Corp. (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/25)	1,230	1,336,465
TOTAL ARIZONA		13,046,721
ARKANSAS — (0.2%)
Arkansas State (GO)
4.250%, 06/01/23	3,325	3,398,493
CALIFORNIA — (2.6%)
San Joaquin Hills Transportation Corridor Agency (RB)
5.000%, 01/15/30	750	832,527
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	4,000	4,379,641
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	443,596
State of California (GO)
5.000%, 11/01/24	1,175	1,262,546
5.000%, 08/01/25	4,915	5,392,065
5.000%, 11/01/25	1,985	2,192,225
3.000%, 03/01/26	3,000	3,105,372
5.000%, 08/01/26	8,250	9,294,739
3.500%, 08/01/27	800	844,798
5.000%, 11/01/27	5,610	6,505,839
5.000%, 04/01/29	2,000	2,375,123
State of California (GO) Series B
5.000%, 09/01/25	9,000	9,895,635
5.000%, 09/01/26	1,000	1,128,999

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	$534,676
TOTAL CALIFORNIA		48,187,781
COLORADO — (1.2%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,301,062
Colorado Health Facilities Authority
5.000%, 11/01/30	500	571,038
Colorado Health Facilities Authority (RB) Series A-
5.000%, 08/01/34	30	32,577
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	13,029,146
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,569,775
Denver Health & Hospital Authority (COP)
5.000%, 12/01/29	325	358,463
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	4,553,803
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	934,564
TOTAL COLORADO		23,350,428
CONNECTICUT — (1.4%)
City of Bristol (GO)
5.000%, 03/15/29	830	976,476
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,132,393
5.000%, 08/01/29	1,000	1,142,943
City of Waterbury (GO)
5.000%, 08/01/29	625	722,951
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	1,537,197
Connecticut State (GO)
4.000%, 01/15/28	2,175	2,388,364
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
4.000%, 01/15/34	7,000	$7,489,401
Town of Greenwich (GO) Series A
5.000%, 01/15/24	6,000	6,296,941
5.000%, 01/15/25	2,925	3,160,645
University of Connecticut (RB)
5.000%, 04/15/27	935	1,062,361
TOTAL CONNECTICUT		25,909,672
DELAWARE — (0.7%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/25	45	49,069
Delaware State (GO)
5.000%, 02/01/24	2,000	2,101,822
5.000%, 02/01/29	5,000	5,910,917
Delaware State (GO) Series A
5.000%, 08/01/23	2,225	2,302,178
5.000%, 10/01/23	1,290	1,341,809
Delaware State (GO) Series B
5.000%, 07/01/24	470	499,993
New Castle County (GO)
5.000%, 10/01/23	1,000	1,041,110
TOTAL DELAWARE		13,246,898
DISTRICT OF COLUMBIA — (1.2%)
District of Columbia (GO) Series A
5.000%, 06/01/23	2,000	2,058,722
5.000%, 06/01/24	1,485	1,575,982
5.000%, 06/01/25	1,500	1,634,718
District of Columbia (GO) Series B
5.000%, 06/01/25	4,500	4,905,458
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,525	3,936,113
5.000%, 07/01/27	8,145	9,306,071
TOTAL DISTRICT OF COLUMBIA		23,417,064
FLORIDA — (5.3%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,625,392
Broward County Tourist Dev. Tax Revenue
4.000%, 09/01/36	2,225	2,312,476

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Broward County Tourist Dev. Tax Revenue (RB)
4.000%, 09/01/38	5,000	$5,144,352
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	2,075	2,240,177
4.000%, 07/01/35	1,750	1,867,647
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	2,025	2,383,696
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,091,912
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/28	1,310	1,471,989
5.000%, 11/15/29	1,060	1,202,493
5.000%, 11/15/30	1,220	1,395,715
Florida State (GO) Series A
5.000%, 06/01/23	1,300	1,337,402
5.000%, 06/01/24	1,400	1,484,728
5.000%, 07/01/24	5,000	5,316,143
5.000%, 06/01/25	6,500	7,087,548
Florida State (GO) Series B
5.000%, 06/01/23	350	360,070
5.000%, 06/01/24	9,740	10,329,464
Florida State (GO) Series C
5.000%, 06/01/27	2,000	2,290,811
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	7,519,588
Hillsborough County School Board (COP)
5.000%, 07/01/29	1,810	2,074,160
Miami-Dade County (GO)
5.000%, 07/01/25	2,295	2,502,517
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,345	1,503,483
Miami-Dade County Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,561,362
Miami-Dade County Health Facilities Authority (RB)
5.000%, 08/01/26	500	547,888
Okaloosa County School Board (COP)
5.000%, 10/01/29	1,000	1,170,479
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/24	3,000	3,210,494
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,756,007
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	$115,905
Pasco County School Board (AGM) Series A
5.000%, 08/01/36	1,985	2,320,156
5.000%, 08/01/37	3,000	3,492,452
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,220,534
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/26	165	181,829
School District of Broward County (GO)
5.000%, 07/01/24	3,670	3,894,890
School District of Broward County (COP) Series B
5.000%, 07/01/28	1,000	1,129,768
5.000%, 07/01/35	8,000	9,315,030
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,116,580
TOTAL FLORIDA		98,575,137
GEORGIA — (3.3%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,208,857
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,043,535
Dev. Authority for Fulton County (RB) Series A
5.000%, 07/01/28	740	814,389
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,504,905
5.000%, 07/01/27	6,090	7,007,469
Georgia State (GO) Series C-1
5.000%, 07/01/23	5,915	6,100,927
5.000%, 07/01/26	9,200	10,332,182
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,380,314
5.000%, 12/01/26	3,000	3,404,142
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	5,991,542
5.000%, 01/01/27	2,000	2,274,061
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,243,104

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	$2,131,655
Henry County (GO)
5.000%, 05/01/24	1,200	1,270,444
Paulding County Hospital Authority (RB)
5.000%, 04/01/29	250	281,899
Private Colleges & Universities Authority (RB)
5.000%, 10/01/28	130	147,767
5.000%, 10/01/29	250	285,719
5.000%, 10/01/30	285	328,186
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	2,420	2,653,940
State of Georgia (GO)
4.000%, 07/01/29	1,000	1,122,104
TOTAL GEORGIA		61,527,141
HAWAII — (2.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	208,080
5.000%, 10/01/24	7,045	7,540,868
5.000%, 10/01/25	4,925	5,415,942
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	717,679
5.000%, 07/01/25	845	923,171
Hawaii State (GO) Series EF
5.000%, 11/01/22	1,240	1,250,862
Hawaii State (GO) Series ET
3.000%, 10/01/23	3,710	3,770,287
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,500	1,606,242
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,804,546
Hawaii State (GO) Series FT
5.000%, 01/01/25	1,805	1,946,496
5.000%, 01/01/27	10,010	11,354,329
Hawaii State (GO) Series FW
5.000%, 01/01/26	5,000	5,537,463
Maui County (GO)
5.000%, 03/01/24	880	926,677
TOTAL HAWAII		43,002,642
IDAHO — (0.0%)
Idaho Health Facilities Authority (RB)
5.000%, 03/01/28	255	288,322
	Face Amount	Value†
	(000)
ILLINOIS — (1.5%)
Chicago O'Hare International Airport (RB)
5.250%, 01/01/36	130	$142,509
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/33	785	828,750
Chicago O'Hare International Airport (RB) (AGM) Series A
4.000%, 01/01/39	5,000	5,136,862
5.000%, 06/01/28	3,125	3,512,704
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,146,046
5.000%, 12/01/25	1,180	1,299,198
Illinois Finance Authority (RB)
5.000%, 08/15/34	2,370	2,708,040
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	2,220	2,529,756
Illinois Finance Authority (RB) Series C
4.000%, 02/15/33	2,805	2,892,873
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	930	954,510
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,664,499
Sangamon County School District No. 186 Springfield (GO)
4.000%, 02/01/31	1,310	1,434,194
University of Illinois (RB) Series A
5.000%, 04/01/30	465	536,866
Will County Community Unit School District No. 201 (GO)
5.000%, 01/01/26	550	605,277
TOTAL ILLINOIS		27,392,084
INDIANA — (0.5%)
Franklin Township-Marion County Multiple School Building Corp. (RB) (ST INTERCEPT)
5.000%, 07/15/35	1,550	1,811,242
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	375	403,138

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
INDIANA — (Continued)
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	5,305	$5,739,364
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	563,769
TOTAL INDIANA		8,517,513
IOWA — (0.5%)
Cedar Falls Community School District (GO) (AGM)
4.000%, 06/01/29	1,470	1,609,477
4.000%, 06/01/30	1,090	1,200,022
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,236,493
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,166,218
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,280,921
TOTAL IOWA		8,493,131
KANSAS — (0.7%)
City of Topeka KS (GO)
4.000%, 08/15/26	1,425	1,541,750
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	1,259,406
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,262,932
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	463,083
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	2,071,484
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	4,542,515
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/27	1,500	1,719,366
TOTAL KANSAS		13,860,536
	Face Amount	Value†
	(000)
KENTUCKY — (0.6%)
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series
5.000%, 04/01/35	350	$399,960
5.000%, 04/01/36	1,520	1,731,130
5.000%, 04/01/37	1,600	1,817,910
Glasgow Independent School District Finance Corp. (RB) (ST INTERCEPT)
5.000%, 02/01/33	1,000	1,170,704
Kentucky State Property & Building Commission (RB)
5.000%, 04/01/28	1,600	1,789,914
5.000%, 08/01/31	920	991,087
Kentucky State Property & Building Commission (RB) Series A
5.000%, 05/01/30	635	739,040
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	167,363
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	2,530	2,780,970
TOTAL KENTUCKY		11,588,078
LOUISIANA — (0.5%)
Ascension Parish School Board (GO)
5.000%, 03/01/29	380	441,216
City of New Orleans (GO) Series
5.000%, 12/01/27	2,020	2,298,645
5.000%, 12/01/34	2,370	2,716,478
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	1,000	1,142,622
East Ouachita Parish School District (GO)
4.000%, 03/01/29	355	386,881
4.000%, 03/01/30	400	439,885
Louisiana State (GO) Series A
5.000%, 02/01/24	2,000	2,100,298
TOTAL LOUISIANA		9,526,025
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/28	500	564,235
5.000%, 07/01/29	480	548,101

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MAINE — (Continued)
Maine State (GO) Series B
5.000%, 06/01/27	2,000	$2,291,808
TOTAL MAINE		3,404,144
MARYLAND — (9.2%)
Anne County Arundel (GO)
5.000%, 10/01/24	6,880	7,373,386
5.000%, 10/01/29	6,560	7,845,218
Baltimore County (GO)
5.000%, 08/01/22	400	400,000
3.000%, 11/01/24	1,000	1,026,526
5.000%, 03/01/27	5,000	5,708,075
5.000%, 11/01/27	2,175	2,518,773
5.000%, 03/01/28	4,000	4,658,650
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,186,024
City of Baltimore (GO) Series
5.000%, 10/15/30	1,825	2,199,632
City of Baltimore (GO) Series B
5.000%, 10/15/22	8,060	8,117,137
5.000%, 10/15/23	2,640	2,744,850
Frederick County (GO) (ETM) Series A
5.000%, 08/01/27	725	833,584
Frederick County (GO) Series A
5.000%, 08/01/27	4,000	4,611,477
Harford County (GO)
4.000%, 10/01/24	2,650	2,780,447
Harford County (GO) Series A
5.000%, 10/01/29	1,680	2,009,141
Harford County (GO) Series B
5.000%, 01/15/29	1,515	1,790,617
Howard County (GO) Series A
5.000%, 02/15/25	3,900	4,223,983
5.000%, 02/15/28	1,220	1,419,809
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,407,924
Maryland State (GO) Series A
5.000%, 03/15/26	8,155	9,090,940
5.000%, 08/01/27	7,000	8,070,085
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	11,253,975
5.000%, 08/01/27	5,945	6,853,808
5.000%, 08/01/28	4,000	4,689,459
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	2,895,142
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	$9,828,954
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,073,062
4.000%, 11/01/26	9,500	10,325,839
Prince County George's (GO) Series A
5.000%, 07/15/24	230	244,949
5.000%, 07/15/25	17,780	19,477,014
4.000%, 07/01/26	2,000	2,162,089
3.000%, 09/15/27	10,950	11,492,348
TOTAL MARYLAND		172,312,917
MASSACHUSETTS — (3.8%)
City of Boston (GO) Series A
5.000%, 03/01/28	6,800	7,919,705
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,814,309
5.000%, 04/01/24	3,000	3,168,368
City of Boston (GO) Series D
5.000%, 03/01/25	1,210	1,312,460
City of Fall River (GO) (ST AID WITHHLDG)
3.000%, 12/01/34	965	949,035
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,591,388
5.000%, 06/15/25	1,565	1,707,760
City of Quincy (GO)
5.000%, 01/15/24	635	665,957
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	153,678
City of Woburn (GO)
4.000%, 09/01/22	350	350,757
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	3,973,877
5.000%, 07/01/28	5,725	6,685,656
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	10,000	10,232,865
5.000%, 08/01/24	1,500	1,599,528
5.000%, 04/01/26	4,000	4,462,607
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	1,011,219
5.000%, 11/01/27	9,010	10,429,201
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	3,681,020

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	$3,238,100
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/34	170	188,886
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,182,726
Town of Brookline (GO)
4.000%, 02/15/25	2,000	2,115,130
Town of Watertown (GO)
5.000%, 04/15/25	2,380	2,589,559
TOTAL MASSACHUSETTS		71,023,791
MICHIGAN — (0.6%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,329,455
Michigan Finance Authority (RB)
5.000%, 11/15/27	2,595	2,861,121
5.000%, 12/01/28	985	1,145,145
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,176,498
Oakland University (RB) Series A
5.000%, 03/01/29	695	792,852
5.000%, 03/01/30	805	928,639
Romeo Community School District (GO) (Q-SBLF)
5.000%, 05/01/29	270	315,887
5.000%, 05/01/30	225	267,412
University of Michigan (RB) Series A
4.000%, 04/01/23	1,000	1,016,908
TOTAL MICHIGAN		11,833,917
MINNESOTA — (1.9%)
City of Minneapolis (GO)
3.000%, 12/01/23	1,000	1,019,334
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	811,391
Hennepin County (GO) Series A
5.000%, 12/01/23	2,410	2,518,517
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	4,612,827
5.000%, 12/01/27	5,800	6,716,946
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	$2,833,364
Metropolitan Council (GO) Series C
5.000%, 03/01/26	700	778,796
Minnesota Higher Education Facilities Authority (RB) Series B
5.000%, 10/01/29	635	721,752
Minnesota State (GO) Series A
5.000%, 08/01/27	5,000	5,772,110
5.000%, 08/01/28	6,130	7,197,972
Minnesota State (GO) Series D
5.000%, 08/01/24	500	533,686
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	1,162,635
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	372,459
TOTAL MINNESOTA		35,051,789
MISSISSIPPI — (0.6%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,120	10,492,455
MISSOURI — (1.8%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,430,184
City of Kansas City (RB)
5.000%, 09/01/29	2,000	2,307,389
City of Kansas City (GO) Series A
5.000%, 02/01/23	3,955	4,021,385
3.000%, 02/01/25	4,215	4,310,707
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	600	690,252
City of Wentzville (COP)
5.000%, 11/01/32	600	664,295
Columbia School District (GO) Series B
5.000%, 03/01/24	4,100	4,318,134

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	$1,579,805
Health & Educational Facilities Authority of the State of Missouri (RB) Series A
5.000%, 06/01/29	1,265	1,458,448
Metropolitan Saint Louis Sewer District (RB) Series B
5.000%, 05/01/24	2,090	2,213,435
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	5,414,721
Saint Louis County (GO)
5.000%, 02/01/24	2,680	2,816,441
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	2,213,990
TOTAL MISSOURI		34,439,186
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	408,912
NEBRASKA — (0.2%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	778,898
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,463,559
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	686,945
Public Power Generation Agency (RB)
5.000%, 01/01/29	45	48,063
TOTAL NEBRASKA		3,977,465
NEVADA — (1.1%)
Clark County (GO) Series A
5.000%, 07/01/25	2,700	2,945,747
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/26	2,000	2,230,852
5.000%, 07/01/28	2,850	3,297,214
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Clark County School District (GO) (AGM) Series A
5.000%, 06/15/28	2,000	$2,308,791
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	2,820	2,988,561
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	2,845	3,015,055
5.000%, 06/01/28	1,870	2,174,310
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,818,471
TOTAL NEVADA		20,779,001
NEW HAMPSHIRE — (0.2%)
City of Portsmouth (GO)
4.000%, 04/01/25	1,505	1,593,892
New Hampshire State (GO) Series C
5.000%, 12/01/24	2,835	3,050,793
TOTAL NEW HAMPSHIRE		4,644,685
NEW JERSEY — (1.3%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	3,047,250
3.000%, 02/01/27	3,035	3,155,154
3.000%, 02/01/28	4,560	4,753,892
City of Princeton (GO)
2.000%, 12/15/24	1,790	1,800,782
Monmouth County (GO)
5.000%, 01/15/24	970	1,017,575
Montville Township (GO)
3.000%, 10/01/25	505	523,913
New Jersey Economic Dev. Authority (RB) Series
5.000%, 06/15/29	1,000	1,091,977
New Jersey State (GO)
5.000%, 06/01/28	6,000	6,859,246
New Jersey State
5.000%, 06/01/29	500	578,498
4.000%, 06/01/31	1,365	1,507,426
TOTAL NEW JERSEY		24,335,713
NEW MEXICO — (0.5%)
5.000%, 07/01/24	2,800	2,975,947
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,118,634
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,295,211

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW MEXICO — (Continued)
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	$2,128,630
TOTAL NEW MEXICO		8,518,422
NEW YORK — (4.4%)
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,112,971
5.000%, 08/01/26	7,015	7,860,054
City of New York (GO) Series B
5.000%, 08/01/22	600	600,000
City of New York (GO) Series C
5.000%, 08/01/22	1,500	1,500,000
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,055,000
City of New York (GO) Series E
5.000%, 08/01/23	6,000	6,207,514
5.000%, 08/01/26	2,500	2,801,160
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,000,000
City of Syracuse (GO) Series B
4.000%, 06/01/25	500	531,226
Dutchess County Local Dev. Corp. (RB) Series B
5.000%, 07/01/28	130	144,221
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,086,359
New York City Industrial Dev. Agency (RB) (AGM)
5.000%, 03/01/28	2,650	2,961,122
New York City Industrial Dev. Agency (RB)
5.000%, 03/01/30	1,275	1,444,699
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 12/15/22	1,395	1,413,288
5.000%, 02/15/25	4,055	4,395,380
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/24	9,950	10,474,180
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	200	204,395
5.000%, 07/01/34	440	461,907
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	4,900	$5,150,049
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,280	1,457,128
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	7,135	7,929,977
5.000%, 03/15/28	2,520	2,919,287
New York State Thruway Authority (RB) Series A-BID GRP 1
5.000%, 03/15/29	5,000	5,872,263
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	3,440	3,724,219
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	309,960
Town of Hempstead (GO)
5.000%, 08/15/24	3,070	3,274,834
Town of Huntington (GO)
2.000%, 12/01/23	100	100,740
Town of Oyster Bay (GO)
5.000%, 08/01/29	165	193,049
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,250	1,383,866
TOTAL NEW YORK		81,568,848
NORTH CAROLINA — (4.8%)
Charlotte-Mecklenburg Hospital Authority (The) (RB)
5.000%, 01/15/38	2,720	2,864,979
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	5,120,254
Guilford County (GO)
5.000%, 03/01/24	2,300	2,424,963
Guilford County (GO) Series A
5.000%, 03/01/29	1,995	2,359,080
Guilford County (GO) Series B
5.000%, 05/01/24	5,000	5,293,516
Mecklenburg County (GO)
5.000%, 03/01/25	5,000	5,420,744
New Hanover County (GO)
5.000%, 02/01/23	250	254,297
North Carolina Municipal Power Agency No. 1 (RB)
5.000%, 01/01/32	1,375	1,577,782

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
North Carolina State (RB)
5.000%, 03/01/25	2,815	$3,047,416
5.000%, 03/01/33	50	57,006
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	5,094,083
5.000%, 06/01/25	10,000	10,915,532
5.000%, 06/01/26	5,000	5,601,652
5.000%, 06/01/28	5,035	5,887,563
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	11,510,428
North Carolina State (GO) Series D
4.000%, 06/01/23	6,550	6,681,324
Wake County (GO)
5.000%, 04/01/25	4,000	4,346,504
Wake County (GO) Series A
5.000%, 03/01/28	2,000	2,328,173
Wake County (GO) Series B
5.000%, 03/01/25	5,000	5,420,744
Wake County (GO) Series C
5.000%, 03/01/24	3,000	3,160,577
TOTAL NORTH CAROLINA		89,366,617
NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	3,544,168
OHIO — (4.4%)
Akron Bath Copley Joint Township Hospital District (RB)
5.000%, 11/15/29	250	289,646
American Municipal Power, Inc. (RB)
5.000%, 02/15/28	235	269,095
Butler County (RB)
4.000%, 11/15/35	1,000	1,004,373
Cincinnati City School District (COP)
¤ 5.000%, 12/15/28 (Pre-refunded @ $100, 12/15/24)	2,000	2,153,763
City of Columbus (GO) Series 1
5.000%, 07/01/26	4,260	4,773,947
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	4,046,046
City of Columbus (GO) Series A
2.000%, 08/15/22	6,160	6,161,598
	Face Amount	Value†
	(000)
OHIO — (Continued)
5.000%, 04/01/23	750	$767,717
4.000%, 07/01/23	4,995	5,110,080
4.000%, 04/01/27	8,800	9,649,108
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,160,410
Montgomery County (RB)
5.000%, 08/01/30	1,350	1,535,755
4.000%, 08/01/39	1,400	1,417,327
Ohio State (GO) Series A
5.000%, 09/15/22	750	753,284
5.000%, 06/15/24	800	849,961
5.000%, 03/01/25	3,525	3,821,625
5.000%, 09/01/25	5,635	6,192,200
Ohio State (GO) Series B
5.000%, 08/01/24	2,970	3,167,065
5.000%, 09/01/24	2,665	2,848,690
5.000%, 09/01/27	625	719,669
5.000%, 09/15/27	1,500	1,728,349
Ohio State (GO) Series C
5.000%, 08/01/27	6,900	7,933,424
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	5,035,332
Ohio State (GO) Series W
4.000%, 05/01/24	785	817,610
4.000%, 05/01/25	785	834,603
Olentangy Local School District (GO)
5.000%, 12/01/24	1,355	1,457,170
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	3,671,585
Warrensville Heights City School District (GO) (BAM) Series A
¤ 5.250%, 12/01/55 (Pre-refunded @ $100, 12/1/24)	1,000	1,080,135
TOTAL OHIO		82,249,567
OKLAHOMA — (1.0%)
City of Tulsa (GO)
5.000%, 03/01/24	10,050	10,583,076
5.000%, 03/01/26	6,250	6,937,442
Oklahoma County Independent School District No. 12 Edmond (GO)
4.000%, 03/01/27	725	789,233
TOTAL OKLAHOMA		18,309,751
OREGON — (2.9%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	705,165

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Portland (GO) Series A
5.000%, 06/15/24	400	$424,980
City of Portland Sewer System Revenue (RB)
5.000%, 04/01/29	1,440	1,695,331
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	700	728,113
5.000%, 06/15/26	1,560	1,743,194
City of Salem (GO)
5.000%, 06/01/25	530	578,523
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/24)	1,000	1,061,790
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,341,828
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
5.000%, 06/15/29	4,855	5,754,631
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	3,355	3,457,019
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,200	1,308,054
Oregon State (GO)
5.000%, 06/01/24	500	530,634
Oregon State (GO)
5.000%, 12/01/24	2,290	2,465,402
Oregon State (GO) Series A
5.000%, 05/01/24	3,545	3,753,103
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,635,607
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	150	161,156
	Face Amount	Value†
	(000)
OREGON — (Continued)
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,530	$3,984,005
Port of Portland Airport Revenue (RB) Series A
5.000%, 07/01/29	2,255	2,628,986
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	2,743,562
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	2,300	2,441,444
Washington County (GO)
5.000%, 03/01/24	2,400	2,526,529
5.000%, 03/01/25	5,100	5,525,115
5.000%, 03/01/26	300	333,438
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,107,853
5.000%, 06/01/25	1,395	1,520,288
TOTAL OREGON		55,155,750
PENNSYLVANIA — (0.9%)
Chichester School District (GO) (AGM ST AID WITHHLDG)
4.000%, 09/15/28	225	246,273
County of Montgomery PA (GO)
5.000%, 07/01/29	3,000	3,571,232
Lebanon County (GO) (AGM)
4.000%, 10/15/27	150	164,665
Monroeville Finance Authority (RB) Series B
5.000%, 02/15/29	665	759,061
Montgomery County (GO)
5.000%, 05/01/23	5,255	5,392,056
Montgomery County (GO) Series A
5.000%, 01/01/25	2,390	2,579,127
Pennsylvania Economic Dev. Financing Authority (RB) Series A
5.000%, 02/15/29	350	399,506
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/34	2,280	2,406,672

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	$216,171
5.000%, 03/01/25	540	584,299
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	340	364,636
TOTAL PENNSYLVANIA		16,683,698
RHODE ISLAND — (0.3%)
Rhode Island State (GO) Series A
5.000%, 08/01/22	550	550,000
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	685,000
Rhode Island Turnpike & Bridge Authority (RB)
5.000%, 10/01/32	950	1,027,146
Rhode State Island (GO) Series B
5.000%, 08/01/29	3,290	3,741,878
TOTAL RHODE ISLAND		6,004,024
SOUTH CAROLINA — (2.5%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	2,140	2,322,459
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,195,752
Charleston County (GO)
5.000%, 11/01/23	1,000	1,042,747
5.000%, 11/01/27	4,655	5,388,228
5.000%, 11/01/29	8,145	9,735,371
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,304,702
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	1,548,443
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/25	1,085	1,182,761
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/24	3,590	3,717,130
Piedmont Municipal Power Agency (RB) Series C
5.000%, 01/01/27	5,765	6,474,084
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	$1,040,445
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	1,140	1,298,207
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	5,718,938
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,523,758
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	1,029,445
TOTAL SOUTH CAROLINA		46,522,470
SOUTH DAKOTA — (0.1%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,175	2,306,631
TENNESSEE — (3.8%)
City of Knoxville TN Wastewater System Revenue (RB)
5.000%, 04/01/29	3,260	3,838,040
City of Memphis (GO)
5.000%, 05/01/25	3,840	4,175,633
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,110,302
City of Sevierville (GO)
5.000%, 06/01/30	3,285	3,913,608
Hamilton County (GO) Series A
5.000%, 04/01/26	3,000	3,346,955
Knox County (GO)
5.000%, 04/01/24	3,440	3,628,395
5.000%, 06/01/29	1,750	2,068,128
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,880	6,507,932
5.000%, 07/01/27	3,510	4,028,096
4.000%, 07/01/28	10,000	11,057,783

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO) Series
5.000%, 01/01/30	1,970	$2,355,944
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,910	2,187,093
Putnam County (GO)
4.000%, 04/01/23	975	991,290
Sumner County (GO)
5.000%, 06/01/24	720	763,037
5.000%, 06/01/25	1,750	1,907,678
Tennessee State (GO) Series A
5.000%, 09/01/24	4,075	4,355,877
5.000%, 02/01/27	7,720	8,792,141
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,096,448
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	3,306,179
TOTAL TENNESSEE		70,430,559
TEXAS — (16.2%)
Alamo Community College District (GO)
5.000%, 08/15/24	1,000	1,065,890
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	5,133,499
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,051,969
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,562,414
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	799,764
5.000%, 08/01/25	250	273,651
Bexar County (RB)
5.000%, 08/15/27	680	767,706
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,266,849
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Brushy Creek Regional Utility Authority Inc (RB)
4.000%, 08/01/32	1,000	$1,049,092
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,052,125
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/28	1,000	1,121,398
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,300	1,455,256
City of Amarillo (GO)
2.000%, 02/15/24	4,900	4,929,427
4.000%, 02/15/24	1,555	1,611,339
2.000%, 02/15/25	5,015	5,051,923
4.000%, 02/15/25	1,620	1,712,012
City of Arlington (GO) Series A
5.000%, 08/15/24	1,595	1,701,089
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,312,251
City of Austin (GO) (ETM)
5.000%, 09/01/24	10	10,638
City of Austin (GO)
5.000%, 09/01/24	1,205	1,286,776
City of Bryan TX Electric System Revenue (RB)
5.000%, 07/01/29	550	635,527
5.000%, 07/01/30	1,040	1,211,733
City of Carrollton (GO)
5.000%, 08/15/24	1,835	1,957,434
City of Cedar Park (GO)
5.000%, 02/15/29	500	583,892
City of Celina (GO)
4.125%, 09/01/24	2,325	2,438,551
City of College Station (GO)
5.000%, 02/15/29	330	384,890
City of Dallas Hotel Occupancy Tax Revenue (RB)
4.000%, 08/15/27	620	660,419
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	728,464
5.000%, 10/01/25	1,000	1,100,983
City of Denton (GO)
3.000%, 02/15/24	3,615	3,689,680
4.000%, 02/15/25	3,790	3,995,584
5.000%, 02/15/29	2,150	2,526,018

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/29	1,500	$1,752,600
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,407,540
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	7,900	8,308,082
5.000%, 02/15/25	9,470	10,239,488
City of Garland (GO)
5.000%, 02/15/25	2,030	2,192,844
City of Houston (GO) Series A
5.000%, 03/01/25	500	540,622
City of Irving (GO)
5.000%, 09/15/28	1,845	2,145,802
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,019,119
City of New Braunfels (GO)
5.000%, 02/01/28	1,000	1,147,853
City of Pearland (GO)
5.000%, 03/01/25	3,885	4,190,409
City of Richardson (GO)
5.000%, 02/15/27	1,715	1,943,756
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,521,342
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	533,074
Clear Creek Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	2,175	2,352,294
Clear Lake City Water Authority (GO)
5.000%, 03/01/29	355	407,522
Clifton Higher Education Finance Corp. (RB) (PSF-GTD) Series T
5.000%, 08/15/31	670	795,156
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,511,551
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	330	338,421
4.000%, 08/15/24	410	428,676
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	850	997,568
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	760	$882,884
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	533,569
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,066,306
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/23	620	635,951
4.000%, 08/15/24	500	522,366
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,133,027
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,051,812
Gulf Coast Authority
5.000%, 10/01/33	895	1,074,624
Harris County (GO) Series A
5.000%, 10/01/24	1,000	1,069,944
5.000%, 10/01/29	1,940	2,308,690
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,035	1,145,123
5.000%, 05/15/28	1,495	1,674,620
5.000%, 07/01/29	2,125	2,449,620
Harris County Cultural Education Facilities Finance Corp. (RB) Series
3.000%, 10/01/40	2,120	1,909,653
Harris County Flood Control District (GO) Series A
5.000%, 10/01/24	670	715,975
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,403,026
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,002,914
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,051,499
5.000%, 02/15/26	7,020	7,778,432

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	$1,274,244
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	7,662,602
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,622,997
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,082,034
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,132,612
Lower Colorado River Authority (RB) (AGM)
5.000%, 05/15/26	500	554,111
Lower Colorado River Authority (RB)
5.000%, 05/15/41	1,600	1,791,125
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	311,296
5.000%, 09/01/24	5,715	6,105,273
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,000	2,343,270
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	4,621,704
5.000%, 08/15/24	1,000	1,068,594
5.000%, 08/15/25	1,880	2,057,019
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,452,546
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,782,822
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	3,610,989
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	$6,152,488
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	11,569,935
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	369,047
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	4,867,326
San County Patricio (GO)
5.000%, 04/01/29	150	173,969
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	5,311,395
Tarrant County College District (GO)
5.000%, 08/15/29	1,000	1,185,559
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	3,752,159
Temple Independent School District (GO)
5.000%, 02/01/29	500	584,452
5.000%, 02/01/30	1,000	1,186,122
Texas State (GO)
5.000%, 04/01/23	5,000	5,117,106
5.000%, 10/01/23	15,345	15,959,471
5.000%, 10/01/26	2,845	3,210,150
Texas State (GO) Series A
5.000%, 10/01/23	2,690	2,797,718
5.000%, 04/01/25	1,000	1,086,080
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	15,000	16,025,980
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	11,006,580
5.250%, 04/01/26	300	337,006
5.000%, 10/01/26	4,360	4,919,598
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	3,610,435
Trinity River Authority Central Regional Wastewater System Revenue
5.000%, 08/01/29	250	295,149

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/29	500	$581,820
University of Texas System (RB) Series C
5.000%, 08/15/24	1,850	1,973,819
University of Texas System (RB) Series D
5.000%, 08/15/26	2,000	2,254,639
University of Texas System (RB) Series E
5.000%, 08/15/26	4,845	5,461,863
University of Texas System (RB) Series J
5.000%, 08/15/25	2,500	2,741,618
5.000%, 08/15/26	1,530	1,724,799
Upper Trinity Regional Water District
5.000%, 08/01/31	195	232,047
5.000%, 08/01/32	485	582,242
West Travis County Public Utility Agency (RB)
6.500%, 08/15/27	765	922,427
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	522,239
Willis Independent School District (GO)
5.000%, 02/15/30	500	592,591
5.000%, 02/15/31	875	1,048,772
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	6,401,332
TOTAL TEXAS		303,343,168
UTAH — (1.9%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	3,000,856
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/30	2,120	2,516,185
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,148,697
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,241,718
Utah State (GO)
5.000%, 07/01/24	12,350	13,135,698
	Face Amount	Value†
	(000)
UTAH — (Continued)
5.000%, 07/01/25	1,000	$1,094,004
5.000%, 07/01/26	4,450	4,995,836
5.000%, 07/01/27	6,120	7,038,877
Utah State (GO) Series B
5.000%, 07/01/24	1,010	1,074,256
TOTAL UTAH		35,246,127
VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,315,681
5.000%, 08/15/24	1,000	1,067,553
Vermont State (GO) Series C
4.000%, 08/15/23	225	230,788
TOTAL VERMONT		2,614,022
VIRGINIA — (3.9%)
Arlington County Industrial Dev. Authority (RB)
5.000%, 07/01/26	100	109,405
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,232,769
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	3,634,464
City of Hampton (GO) (ST AID WITHHLDG) (ETM) Series B
5.000%, 09/01/22	330	330,945
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/22	600	601,763
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	3,267,300
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	2,812,117
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/24	3,170	3,376,041
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	4,075,928
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,727,954
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	5,854,147
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	2,725	2,817,050

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
5.000%, 02/01/25	2,590	$2,798,194
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,093,628
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,387,851
5.000%, 06/01/25	500	545,051
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/23	4,000	4,116,432
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/24	5,000	5,364,104
5.000%, 10/01/26	1,000	1,131,356
5.000%, 10/01/27	1,000	1,156,882
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	1,934,216
5.000%, 08/01/28	2,905	3,400,339
Henrico County Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,643,962
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	2,680,126
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	552,899
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	5,193,131
Lynchburg Economic Dev. Authority (RB)
5.000%, 01/01/28	400	442,380
5.000%, 01/01/29	530	590,801
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/24	3,555	3,730,937
TOTAL VIRGINIA		73,602,172
WASHINGTON — (5.4%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,150,805
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	4,760,335
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	$1,061,862
5.000%, 07/01/25	900	980,575
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	353,031
City of Seattle (GO) Series A
5.000%, 12/01/26	3,000	3,402,800
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	9,627,125
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/24	2,265	2,409,983
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	6,016,298
5.000%, 08/01/24	1,790	1,907,675
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	270	282,639
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/22	2,630	2,652,299
King County (GO) Series A
5.000%, 06/01/28	3,555	4,144,152
5.000%, 06/01/29	2,050	2,429,824
King County (GO) Series E
5.000%, 12/01/25	975	1,076,818
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	1,989,710
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	1,158,658
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	2,425	2,679,898
5.000%, 12/01/26	1,555	1,760,312
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	3,658,071
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	2,850	2,996,698

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County Sewer Revenue (RB) Series A
5.000%, 01/01/24	2,310	$2,420,788
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,412,248
Spokane County (GO)
5.000%, 12/01/22	1,025	1,037,158
State of Washington (GO)
5.000%, 07/01/25	5,000	5,470,018
Washington State (GO)
4.000%, 07/01/29	3,000	3,368,366
Washington State (GO) Series A
5.000%, 08/01/23	750	776,015
Washington State (GO) Series B
5.000%, 07/01/24	2,200	2,341,253
5.000%, 07/01/25	1,500	1,641,005
Washington State (GO) Series C
5.000%, 02/01/23	1,500	1,526,684
5.000%, 02/01/25	3,865	4,180,622
5.000%, 02/01/26	2,640	2,928,148
Washington State (GO) Series D
5.000%, 07/01/23	3,800	3,921,208
5.000%, 06/01/25	1,500	1,637,330
5.000%, 06/01/27	3,000	3,436,217
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	3,985,587
TOTAL WASHINGTON		100,582,215
WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	522,785
5.000%, 12/01/24	755	812,829
TOTAL WEST VIRGINIA		1,335,614
	Face Amount	Value†
	(000)
WISCONSIN — (2.0%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	$5,433,597
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,000	4,495,341
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	451,832
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	1,908,819
Dodge County (GO) Series A
3.000%, 03/01/28	1,355	1,412,002
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/24	2,235	2,247,574
Public Finance Authority (RB)
4.000%, 07/01/37	655	674,746
University of Wisconsin Hospitals & Clinics (RB)
5.000%, 04/01/28	1,000	1,152,876
Wisconsin State (GO)
5.000%, 05/01/24	2,515	2,662,639
Wisconsin State (GO) Series 1
5.000%, 05/01/29	1,500	1,782,806
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	3,138,339
Wisconsin State (GO) Series A
5.000%, 05/01/24	3,695	3,911,908
5.000%, 05/01/25	7,885	8,600,853
TOTAL WISCONSIN		37,873,332
TOTAL MUNICIPAL BONDS Cost ($1,882,326,289)		1,871,372,061
TOTAL INVESTMENTS — (100.0%)
(Cost $1,882,326,289)^^		$1,871,372,061

Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,871,372,061	—	$1,871,372,061
TOTAL	—	$1,871,372,061	—	$1,871,372,061

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.6%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
3.000%, 02/01/30	350	$350,294
4.000%, 02/01/38	750	752,714
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	262,537
TOTAL ALABAMA		1,365,545
ALASKA — (1.2%)
Alaska Municipal Bond Bank Authority (RB) Series One
5.000%, 05/01/27	250	281,554
Alaska State (GO) Series
5.000%, 08/01/29	1,085	1,179,681
Alaska State (GO) Series A
5.000%, 08/01/36	250	290,742
Alaska State (GO) Series B
5.000%, 08/01/30	500	543,023
Borough of Matanuska-Susitna AK (RB)
5.250%, 09/01/28	280	304,496
Borough of North Slope (GO) Series B
5.000%, 06/30/27	415	474,754
TOTAL ALASKA		3,074,250
ARIZONA — (0.8%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,000	1,120,311
Maricopa County Industrial Dev. Authority (RB)
3.250%, 01/01/37	250	236,896
Maricopa County Industrial Dev. Authority (RB) Series A
4.000%, 09/01/37	375	379,645
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	150	172,818
TOTAL ARIZONA		1,909,670
	Face Amount	Value†
	(000)
ARKANSAS — (0.4%)
Arkansas Dev. Finance Authority (RB)
5.000%, 09/01/28	30	$33,349
5.000%, 09/01/30	10	11,269
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	410	442,957
2.000%, 02/01/30	250	236,150
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	240,564
TOTAL ARKANSAS		964,289
CALIFORNIA — (1.1%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	281,983
City of Sacramento Transient Occupancy Tax Revenue (RB) Series
5.000%, 06/01/26	250	275,103
Hesperia Community Redevelopment Agency Successor Agency (TAN) Series A
3.375%, 09/01/37	500	454,993
Imperial Beach Redevelopment Agency Successor Agency (TAN)
4.000%, 06/01/38	260	267,885
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	333,446
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	182,437
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series SER 2020B
4.000%, 05/01/40	210	212,346
Ukiah Public Financing Authority (RB)
4.000%, 04/01/28	475	514,606

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	225	$208,940
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	102,531
TOTAL CALIFORNIA		2,834,270
COLORADO — (1.8%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	175	190,472
Colorado Health Facilities Authority
5.000%, 11/01/30	500	571,039
Colorado Health Facilities Authority (RB) Series A
5.000%, 08/01/35	750	812,629
4.000%, 08/01/37	300	302,573
Colorado Health Facilities Authority (RB) Series A-
5.000%, 08/01/25	25	26,670
Denver Health & Hospital Authority (COP)
5.000%, 12/01/30	325	356,808
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	470	514,470
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	200	230,002
5.000%, 09/01/36	300	342,481
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	446,324
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	323,162
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	280	321,301
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	100	118,708
TOTAL COLORADO		4,556,639
CONNECTICUT — (1.4%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	355	410,897
City of Bridgeport CT (GO)
5.000%, 08/15/26	500	552,948
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
City of New Haven (GO) Series A
5.000%, 08/01/29	595	$680,051
Connecticut State (GO) Series A
4.000%, 04/15/38	500	515,547
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	245	274,308
Connecticut State Special Tax Revenue (RB)
5.000%, 05/01/38	500	565,261
Connecticut State Special Tax Revenue (RB) Series A
5.000%, 05/01/35	500	583,182
TOTAL CONNECTICUT		3,582,194
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	100	117,071
DISTRICT OF COLUMBIA — (0.5%)
District of Columbia (RB)
5.000%, 04/01/26	15	16,460
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	250	284,976
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	655	769,019
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	250	279,814
TOTAL DISTRICT OF COLUMBIA		1,350,269
FLORIDA — (12.6%)
Brevard County School District (COP)
5.000%, 07/01/27	275	291,049
Broward County Tourist Dev. Tax Revenue (RB)
4.000%, 09/01/38	1,000	1,028,871
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	269,901

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	250	$255,133
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	170	200,113
City of Gainesville Utilities System Revenue (RB) (ETM) Series A
5.000%, 10/01/25	400	437,931
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	1,210	1,327,871
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	292,235
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/24	900	963,347
5.000%, 10/01/25	1,295	1,423,670
City of Pompano Beach (GO)
5.000%, 07/01/26	1,355	1,513,574
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	1,000	1,089,355
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,125,777
Country of Hillsborough Fl Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	884,422
County of Miami-Dade FL Water & Sewer System Revenue (RB)
5.000%, 10/01/26	2,020	2,209,596
County of Seminole FL Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	550	601,623
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	350	379,569
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/29	100	113,443
Hillsborough County School Board
5.000%, 07/01/28	535	602,831
Hillsborough County School Board (COP)
5.000%, 07/01/30	500	568,578
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
JEA Electric System Revenue (RB) Series THREE 2021A
5.000%, 10/01/33	1,000	$1,176,334
Miami-Dade County Aviation Revenue (RB)
5.000%, 10/01/30	355	385,605
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	375	409,488
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	322,524
Miami-Dade County Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/28	1,335	1,518,835
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	264,599
Pasco County (GO) Series A
5.000%, 10/01/24	570	609,113
5.000%, 10/01/25	570	625,342
Pasco County School Board (COP) Series A
5.000%, 08/01/31	1,000	1,189,847
Polk County School District (COP) Series A
5.000%, 01/01/28	475	546,124
Reedy Creek Improvement District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	460,841
5.000%, 10/01/37	400	450,720
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/31	450	478,099
School Board of Miami-Dade County/The (GO) (BAM) Series
5.000%, 03/15/27	2,500	2,837,646
School District of Broward County (GO)
5.000%, 07/01/27	1,585	1,812,541
School District of Broward County (COP) Series A
5.000%, 07/01/32	460	505,792
South Florida Water Management District (COP)
3.000%, 10/01/31	400	402,560
5.000%, 10/01/36	545	596,441
Town of Longboat Key (GO)
5.000%, 08/01/24	375	399,042

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	$588,188
West Palm Beach Community Redevelopment Agency (TAN)
5.000%, 03/01/28	260	283,661
TOTAL FLORIDA		31,442,231
GEORGIA — (0.9%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/29	250	276,274
Board of Water Light & Sinking Fund Commissioners of The City of Dalton/The (RB)
5.000%, 03/01/26	90	98,392
Brookhaven Dev. Authority (RB)
5.000%, 07/01/34	250	284,586
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	425,365
Dev. Authority for Fulton County (RB)
5.000%, 10/01/30	400	464,024
Municipal Electric Authority of Georgia (RB) Series
5.000%, 11/01/27	100	113,076
Paulding County Hospital Authority (RB)
4.000%, 04/01/41	170	172,252
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	200	225,169
5.000%, 10/01/28	170	193,234
TOTAL GEORGIA		2,252,372
HAWAII — (0.6%)
Hawaii State Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	367,242
4.000%, 07/01/39	700	711,580
University of Hawaii (RB) Series B
3.000%, 10/01/31	500	512,973
TOTAL HAWAII		1,591,795
	Face Amount	Value†
	(000)
IDAHO — (0.2%)
Idaho Health Facilities Auth. (RB)
5.000%, 03/01/37	425	$461,841
ILLINOIS — (5.6%)
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	250	290,007
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	575	646,338
5.000%, 06/01/29	1,025	1,164,537
City of Chicago (RB)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/25)	2,235	2,400,844
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,101,016
Cook County Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	100	102,070
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	400	409,290
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	575	636,934
Illinois Finance Authority (RB)
5.000%, 01/01/27	1,000	1,130,215
5.000%, 02/15/31	500	549,418
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	320	364,649
Illinois Finance Authority (RB) Series C
4.000%, 02/15/33	200	206,265
Illinois State (GO)
5.500%, 01/01/30	1,000	1,148,047
4.000%, 06/01/37	100	98,088
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	256,589
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	225	243,663

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	$541,435
Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	149,434
5.000%, 03/01/29	350	372,678
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	940,581
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	500	536,429
Will County Community Unit School District No. 201-U Crete-Monee (GO) (BAM)
¤ 5.000%, 01/01/27 (Pre-refunded @ $100, 01/01/26)	270	298,361
5.000%, 01/01/27	240	264,539
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
¤ 5.000%, 01/01/27 (Pre-refunded @ $100, 01/01/26)	25	27,626
TOTAL ILLINOIS		13,879,053
INDIANA — (1.0%)
Ball State University (RB) Series R
5.000%, 07/01/29	255	286,767
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	304,618
Indiana Finance Authority (RB)
5.000%, 07/01/29	400	452,177
Indiana Finance Authority (RB) Series A
4.000%, 02/01/34	750	811,409
Indiana State University (RB) Series T
4.000%, 10/01/39	110	111,213
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	394,639
TOTAL INDIANA		2,360,823
	Face Amount	Value†
	(000)
IOWA — (0.6%)
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,350	$1,467,729
KENTUCKY — (2.1%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	280,356
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,130,443
Eastern Kentucky University (RB) (BAM ST INTERCEPT) Series
5.000%, 04/01/38	680	771,237
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/24	95	100,644
Kentucky State Property & Building Commission (RB)
5.000%, 05/01/36	500	547,679
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	525	597,434
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	1,000	1,099,198
University of Louisville (RB) (BAM) Series B
4.000%, 09/01/30	400	427,112
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	350	370,915
TOTAL KENTUCKY		5,325,018
LOUISIANA — (0.8%)
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	100	114,262
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	325,945
Lafourche Parish School Board (GO)
5.000%, 03/01/28	550	628,650
5.000%, 03/01/29	40	46,285
Louisiana Public Facilities Authority (RB)
5.000%, 05/15/31	250	279,665

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	480	$535,801
TOTAL LOUISIANA		1,930,608
MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	210	227,292
MARYLAND — (0.4%)
Maryland Health & Higher Educational Facilities Auth. (RB) Series
4.000%, 01/01/35	1,000	1,012,047
MASSACHUSETTS — (0.9%)
Commonwealth of Massachusetts (RB) (NATL)
5.500%, 01/01/28	250	290,328
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/30	365	417,097
Massachusetts Dev. Finance Agency (RB) Series G
5.000%, 07/01/33	300	340,618
Massachusetts Development Finance Agency (RB)
5.000%, 10/01/29	100	115,481
Massachusetts Development Finance Agency (RB) Series
5.000%, 01/01/24	70	72,976
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	400	436,532
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (RB) Series A
5.000%, 01/01/33	445	507,655
TOTAL MASSACHUSETTS		2,180,687
MICHIGAN — (2.5%)
Central Michigan University (RB)
4.000%, 10/01/35	450	468,775
4.000%, 10/01/36	470	488,446
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	894,425
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	500	$549,260
Eastern Michigan University (RB) (BAM) Series A
4.000%, 03/01/34	250	258,806
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	253,161
Ferris State University (RB)
5.000%, 10/01/27	400	442,686
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	200	230,689
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	20	21,086
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	555,819
Michigan Finance Authority (RB)
5.000%, 11/15/27	1,000	1,102,551
4.000%, 11/15/35	295	298,621
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	563,430
TOTAL MICHIGAN		6,127,755
MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	205	226,905
MISSISSIPPI — (0.4%)
City of Jackson (GO)
5.000%, 03/01/24	350	367,328
Mississippi Dev. Bank (RB)
5.000%, 04/01/28	245	268,554
Mississippi State (RB) Series A
5.000%, 10/15/23	390	404,254
TOTAL MISSISSIPPI		1,040,136
MISSOURI — (1.4%)
City of Saint Charles (COP) Series B
3.000%, 02/01/37	440	417,777
Jefferson City School District (COP)
4.000%, 04/01/24	200	207,049

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	$139,627
Kansas City Industrial Dev. Authority (RB)
5.000%, 03/01/30	15	17,415
5.000%, 03/01/33	450	511,778
Missouri Joint Municipal Electric Utility Commission (RB)
5.000%, 01/01/27	1,145	1,284,804
Missouri State Health & Educational Facilities Authority (RB)
5.000%, 11/15/29	350	398,051
Missouri State Health & Educational Facilities Authority (RB) Series A
4.000%, 07/01/34	500	519,926
TOTAL MISSOURI		3,496,427
MONTANA — (0.2%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	511,140
NEVADA — (4.1%)
City of North Las Vegas NV (GO) (BAM)
5.000%, 06/01/28	545	627,215
Clark County Department of Aviation (RB) Series B
5.000%, 07/01/32	375	429,926
5.000%, 07/01/40	500	559,319
Clark County NV (GO) Series B
5.000%, 11/01/27	1,000	1,149,411
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/32	240	274,989
Clark County School District (GO) Series A
5.000%, 06/15/28	300	338,849
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	406,074
Nevada State (GO) Series D
5.000%, 04/01/27	2,105	2,277,026
Nevada System of Higher Education (RB)
3.000%, 07/01/32	275	276,523
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Washoe County NV (GO)
5.000%, 07/01/24	735	$780,612
Washoe County School District (GO)
5.000%, 06/01/25	1,495	1,627,536
Washoe County School District (GO) Series B
5.000%, 04/01/27	1,000	1,138,591
Washoe County School District (GO) (BAM)
5.000%, 10/01/25	200	219,612
TOTAL NEVADA		10,105,683
NEW JERSEY — (1.8%)
City of Vineland (GO) (AGM)
3.000%, 10/01/28	500	511,823
Gloucester County Improvement Auth. (RB) (BAM)
5.000%, 07/01/32	145	166,768
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	353,970
New Jersey Educational Facilities Authority (RB) (AGM) Series
5.000%, 07/01/28	100	113,433
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	328,095
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	315	327,167
New Jersey State (GO)
4.000%, 06/01/30	500	549,403
New Jersey State
4.000%, 06/01/31	250	276,085
New Jersey Transportation Trust Fund Authority (RB)
5.250%, 06/15/31	260	274,644
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	865	825,404
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	744,181
TOTAL NEW JERSEY		4,470,973

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (1.3%)
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,000	$1,087,330
Monroe County Industrial Dev. Corp. (RB)
5.000%, 12/01/25	715	765,195
5.000%, 07/01/27	150	167,428
5.000%, 12/01/28	315	349,890
New York City Industrial Dev. Agency (RB) (AGM)
3.000%, 01/01/33	500	495,857
Port Authority of New York & New Jersey (RB) Series
5.000%, 11/15/28	300	341,411
TOTAL NEW YORK		3,207,111
NORTH CAROLINA — (1.0%)
Charlotte-Mecklenburg Hospital Authority (The) (RB)
5.000%, 01/15/38	1,495	1,574,685
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	506,560
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	400	460,480
TOTAL NORTH CAROLINA		2,541,725
NORTH DAKOTA — (0.1%)
City of Grand Forks (RB)
5.000%, 12/01/29	125	140,113
OHIO — (2.0%)
American Municipal Power, Inc. (RB)
5.000%, 02/15/29	1,565	1,812,318
Butler County (RB)
4.000%, 11/15/35	1,000	1,004,373
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	207,262
Montgomery County (RB)
5.000%, 08/01/28	360	405,107
4.000%, 08/01/39	600	607,426
4.000%, 08/01/40	500	505,611
Ohio Higher Educational Facility Commission (RB)
5.000%, 12/01/26	275	301,794
4.000%, 05/01/40	10	9,860
TOTAL OHIO		4,853,751
	Face Amount	Value†
	(000)
OKLAHOMA — (2.1%)
City of Bixby OK (GO) Series A
4.000%, 06/01/26	1,000	$1,074,577
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	1,998,406
Grady County School Finance Authority (RB)
4.000%, 12/01/23	500	512,884
Oklahoma Dev. Finance Authority (RB)
4.000%, 06/01/29	770	821,143
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/28	500	575,421
University of Oklahoma (RB)
5.000%, 07/01/27	215	239,215
TOTAL OKLAHOMA		5,221,646
OREGON — (0.5%)
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	215	240,524
Metro (RB)
5.000%, 06/15/30	225	254,026
Salem Hospital Facility Authority (RB)
5.000%, 05/15/31	575	618,591
5.000%, 05/15/37	200	215,729
TOTAL OREGON		1,328,870
PENNSYLVANIA — (4.1%)
Allegheny County Hospital Development Authority (RB)
4.000%, 07/15/38	1,125	1,132,334
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	290,761
Chester County School Authority (RB)
5.000%, 03/01/28	235	258,786
City of Philadelphia (GO) Series A
4.000%, 05/01/38	810	836,864
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	864,061
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	256,200
City of Philadelphia PA (GO) Series B
5.000%, 02/01/37	500	557,385

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Derry Township Industrial & Commercial Dev. Authority (RB)
4.000%, 11/15/29	400	$436,491
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	271,550
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	570,783
Montgomery County Higher Education and Health Authority (RB) Series
5.000%, 09/01/27	695	772,797
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	80	85,866
5.000%, 05/01/34	1,250	1,319,448
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/37	1,250	1,419,721
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	284,586
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	283,554
Westmoreland County (GO) Series A
5.000%, 08/15/29	500	581,041
TOTAL PENNSYLVANIA		10,222,228
RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	100	109,137
SOUTH CAROLINA — (1.1%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	755,130
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	375	400,283
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	520,222
South Carolina Public Service Authority (RB)
4.000%, 12/01/40	1,095	1,095,627
TOTAL SOUTH CAROLINA		2,771,262
	Face Amount	Value†
	(000)
SOUTH DAKOTA — (0.4%)
Sioux Falls SD Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	$966,829
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	130	130,268
TOTAL SOUTH DAKOTA		1,097,097
TENNESSEE — (4.6%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	1,025,074
5.000%, 07/01/25	970	1,059,445
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,000	2,222,186
Greeneville Health & Educational Facilities Board (RB) Series
5.000%, 07/01/30	650	718,431
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	560	597,085
Maury County (GO)
5.000%, 04/01/25	825	895,115
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB) Series
5.000%, 07/01/30	85	92,144
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,000	1,115,885
Metropolitan Government of Nashville & Davidson County TN (GO)
5.000%, 01/01/27	1,000	1,119,617
Sumner County (GO)
5.000%, 06/01/24	940	996,187
Tennessee State (GO) Series B
5.000%, 08/01/25	1,575	1,726,905
TOTAL TENNESSEE		11,568,074
TEXAS — (22.9%)
Alamo Community College District (GO)
5.000%, 08/15/27	950	1,087,615

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	300	$345,860
Bexar County (GO)
4.000%, 06/15/26	600	650,491
Brushy Creek Regional Utility Authority Inc (RB)
4.000%, 08/01/32	200	209,818
Central Texas Regional Mobility Authority (RB)
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 07/01/26)	3,000	3,277,528
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	550,181
4.000%, 01/01/40	755	762,987
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	1,270	1,421,673
City of Austin (GO) Series A
5.000%, 09/01/24	10	10,679
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	270	297,348
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,060	2,264,882
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	675	712,853
City of Celina (GO)
4.125%, 09/01/25	1,000	1,068,120
City of El Paso (GO) Series A
5.000%, 08/15/26	1,010	1,132,719
City of El Paso (GO) Series B
5.000%, 08/15/23	455	471,366
City of Fort Worth (GO)
4.000%, 03/01/29	1,010	1,070,093
City of Fort Worth (GO) Series A
5.000%, 03/01/25	505	546,162
City of Frisco (GO)
4.000%, 02/15/26	3,175	3,407,534
City of Garland (GO)
5.000%, 02/15/26	2,295	2,543,781
5.000%, 03/01/30	1,085	1,213,559
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	534,433
City of Irving TX (GO)
5.000%, 09/15/26	240	269,797
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of League City (GO)
4.000%, 02/15/28	160	$173,218
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	454,405
5.000%, 05/15/30	415	490,554
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,242,411
City of Odessa (GO)
5.000%, 03/01/29	150	172,334
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,076,083
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,104,534
Conroe Independent School District (GO)
5.000%, 02/15/32	3,995	4,362,041
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	585	633,142
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	795	872,584
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	41,805
4.000%, 11/01/39	465	472,960
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	80	83,363
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	223,119
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	343,370
Fort Bend County Municipal Utility District No. 58 (GO) (BAM)
2.000%, 04/01/24	100	99,969
Greater Greenspoint Redevelopment Authority (TAN)
4.000%, 09/01/34	250	266,041
Harris County (GO) Series A
5.000%, 10/01/26	500	548,222
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/26	700	746,489
5.000%, 05/15/28	750	840,111

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 07/01/28	360	$410,693
Harris County Cultural Education Facilities Finance Corp. (RB) Series
3.000%, 10/01/40	100	90,078
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/31	510	571,808
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	344,669
Houston Community College System (RB)
5.000%, 04/15/26	1,155	1,250,630
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,080,477
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	279,085
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,010	1,092,854
Keller Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 02/15/33 (Pre-refunded @ $100, 2/15/25)	2,500	2,694,298
Lone Star College System (GO) Series A
5.000%, 02/15/26	2,500	2,757,449
Lower Colorado River Authority (RB)
5.000%, 05/15/38	400	448,910
Mesquite Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,110	1,214,172
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 02/01/25)	600	645,937
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	102,444
Port Freeport (RB) Series B
5.000%, 06/01/29	350	392,788
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Roma Independent School District (GO) (PSF-GTD)
4.000%, 02/15/26	540	$578,208
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	800	863,899
Stephen F Austin State University (RB)
5.000%, 10/15/29	230	255,426
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	199,108
Timber Lane Utility District (GO) (AGM) Series
4.000%, 08/01/26	365	392,479
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	792,288
5.000%, 02/01/25	400	430,726
Waco Educational Finance Corp. (RB)
5.000%, 03/01/35	675	757,541
5.000%, 03/01/36	250	283,009
TOTAL TEXAS		57,025,210
UTAH — (3.9%)
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,089,812
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	350	409,349
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,250	1,349,523
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	2,500	2,802,531
Uintah County (GO)
4.000%, 12/15/28	750	802,292
Washington Country School District Board of Education/St George
5.000%, 03/01/30	2,880	3,237,851
TOTAL UTAH		9,691,358

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (0.1%)
Lynchburg Economic Dev. Authority (RB)
5.000%, 01/01/29	190	$211,797
WASHINGTON — (6.9%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue (RB)
¤ 5.000%, 11/01/45 (Pre-refunded @ $100, 1/11/25)	610	673,885
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,383,922
5.000%, 11/01/26	750	847,323
City of Seattle Drainage & Wastewater Revenue (RB)
4.000%, 04/01/33	600	630,869
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	181,356
Energy Northwest (RB)
4.000%, 07/01/27	250	262,641
King County (GO) Series A
5.000%, 12/01/26	1,575	1,782,953
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,096,259
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	319,710
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	510	577,337
Snohomish County School District No 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,010	2,205,525
State of Washington (GO) Series R-2020C
5.000%, 07/01/24	1,210	1,287,689
Washington Health Care Facilities Auth. (RB)
4.000%, 07/01/37	200	200,391
Washington Health Care Facilities Authority (RB) Series A-
5.000%, 08/01/25	35	37,338
Washington State (GO)
5.000%, 06/01/29	1,000	1,107,782
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series A-1
5.000%, 08/01/26	1,000	$1,093,683
Washington State (GO) Series B
5.000%, 08/01/29	855	950,320
Washington State (GO) Series E
5.000%, 02/01/27	570	596,765
Washington State (GO) Series R-2018C
5.000%, 08/01/27	1,005	1,155,520
Washington State (GO) Series R-2018D
5.000%, 08/01/25	665	729,138
TOTAL WASHINGTON		17,120,406
WEST VIRGINIA — (0.2%)
West Virginia Hospital Finance Authority (RB)
5.000%, 09/01/32	415	452,986
WISCONSIN — (4.7%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	877,904
City of Milwaukee (GO) Series
4.000%, 04/01/28	300	319,754
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	617,133
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	200	224,648
City of Milwaukee WI (GO) Series
5.000%, 04/01/26	450	495,640
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	290,818
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,348,195
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/26	855	965,105
Public Finance Authority (RB)
4.000%, 07/01/38	675	694,107
4.000%, 07/01/39	675	692,793

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	$1,565,203
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	595	668,251
4.000%, 10/15/33	1,025	1,062,828
5.000%, 07/01/34	220	234,815
Wisconsin State (GO) Series A
5.000%, 05/01/30	1,000	1,106,102
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	$660,201
TOTAL WISCONSIN		11,823,497
TOTAL MUNICIPAL BONDS Cost ($261,796,342)		249,250,980
TOTAL INVESTMENTS — (100.0%)
(Cost $261,796,342)^^		$249,250,980

Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$249,250,980	—	$249,250,980
TOTAL	—	$249,250,980	—	$249,250,980

DFA Short-Term Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.2%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
5.000%, 02/01/24	380	$396,463
ALASKA — (2.4%)
Alaska Municipal Bond Bank Authority (RB)
5.000%, 12/01/23	680	709,607
City of Anchorage Electric Revenue (RB) Series A
¤ 5.000%, 12/01/41 (Pre-refunded @ $100, 12/1/24)	3,510	3,775,499
TOTAL ALASKA		4,485,106
ARIZONA — (0.1%)
Arizona Health Facilities Authority (RB)
5.000%, 12/01/26	100	106,171
CALIFORNIA — (3.6%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/24	250	266,944
California State Public Works Board (RB) Series D
5.000%, 05/01/24	1,985	2,099,403
City of Los Angeles (RN)
4.000%, 06/29/23	615	629,044
County of Riverside CA (RN)
5.000%, 06/30/23	735	757,579
County of Santa Cruz CA (RN)
5.000%, 07/06/23	550	567,463
San Diego Unified School District
4.000%, 06/30/23	520	531,564
State of California (GO)
5.000%, 11/01/25	1,555	1,717,335
TOTAL CALIFORNIA		6,569,332
COLORADO — (0.9%)
City & County of Denver CO Airport System Revenue (RB) Series A
5.000%, 11/15/24	700	750,211
	Face Amount	Value†
	(000)
COLORADO — (Continued)
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/26	850	$949,323
TOTAL COLORADO		1,699,534
CONNECTICUT — (2.9%)
City of Danbury (GO)
3.000%, 07/13/23	3,500	3,543,046
City of New Haven (GO) Series A
5.000%, 08/01/23	375	386,682
Connecticut State (GO)
4.000%, 01/15/25	355	373,748
Connecticut State Health & Educational Facilities Authority (RB)
5.000%, 07/01/27	600	655,963
Connecticut State Special Tax Revenue (RB)
5.000%, 01/01/24	350	366,283
TOTAL CONNECTICUT		5,325,722
FLORIDA — (10.7%)
City of Jacksonville (RB)
5.000%, 10/01/23	395	409,930
Florida Keys Aqueduct Authority (RB)
5.000%, 09/01/25	2,715	2,975,744
Florida State (GO)
5.000%, 06/01/24	1,835	1,946,054
Florida State (GO) Series A
5.000%, 07/01/24	1,000	1,063,229
Florida State (GO) Series B
5.000%, 06/01/26	720	805,218
Florida State Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/24	1,165	1,236,616
Fort Pierce Utilities Authority (RB) (AGM) Series A
5.000%, 10/01/25	45	49,108
Indian River County District School Board (COP) Series A
5.000%, 07/01/24	950	1,004,337
Miami-Dade County (GO)
5.000%, 07/01/25	2,515	2,743,159

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County Expressway Authority (RB) Series
4.000%, 07/01/23	820	$834,602
School Board of Miami-Dade County (COP)
5.000%, 11/01/25	900	960,253
School Board of Miami-Dade County/The (GO) (BAM) Series
5.000%, 03/15/24	1,555	1,637,294
School District of Broward County (RN)
4.000%, 06/30/23	3,500	3,572,686
School District of Broward County (COP)
5.000%, 07/01/24	490	518,406
TOTAL FLORIDA		19,756,636
GEORGIA — (2.3%)
Gainesville & Hall County Hospital Authority (RB)
5.000%, 02/15/26	460	502,591
Georgia State (GO) Series A
5.000%, 08/01/24	1,390	1,482,229
Municipal Electric Authority of Georgia (RB)
4.000%, 11/01/24	500	519,842
Private Colleges & Universities Authority (RB)
5.000%, 10/01/24	160	169,924
5.000%, 04/01/25	600	641,588
Troup County School District (GO)
4.000%, 08/01/23	950	971,867
TOTAL GEORGIA		4,288,041
HAWAII — (1.4%)
Hawaii State (GO)
5.000%, 05/01/25	2,275	2,475,766
ILLINOIS — (4.5%)
Chicago O'Hare International Airport (RB)
5.000%, 01/01/24	750	784,353
Chicago Park District (GO) Series A
¤ 5.000%, 01/01/37 (Pre-refunded @ $100, 1/1/24)	485	507,424
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/23	1,600	1,641,728
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
City of Chicago IL (RB)
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/25)	3,000	$3,222,609
Cook County (GO)
5.000%, 11/15/26	700	781,148
Illinois Finance Authority (RB) Series A
5.000%, 02/15/25	300	323,290
Illinois State (GO) Series
5.000%, 12/01/24	500	530,538
Village of Bartlett (GO) Series A
5.000%, 12/01/24	425	455,127
TOTAL ILLINOIS		8,246,217
INDIANA — (0.4%)
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/25	700	753,802
IOWA — (2.6%)
City of Cedar Rapids (GO) Series A
5.000%, 06/01/23	1,395	1,434,430
City of Davenport (GO) Series C
4.000%, 06/01/24	1,260	1,312,232
City of Sioux City (GO) Series A
3.000%, 06/01/24	500	511,754
City of Urbandale (GO)
5.000%, 06/01/25	1,115	1,212,880
College Community School District (GO)
3.000%, 06/01/24	345	353,110
TOTAL IOWA		4,824,406
KANSAS — (0.9%)
City of Olathe (GO)
5.000%, 08/01/23	500	515,843
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/24	1,090	1,165,035
TOTAL KANSAS		1,680,878
LOUISIANA — (0.1%)
Ascension Parish School Board (GO)
5.000%, 03/01/24	140	146,998

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (1.7%)
Maryland State (GO)
5.000%, 08/01/25	2,825	$3,098,334
MASSACHUSETTS — (0.6%)
City of Quincy (GO)
4.000%, 07/07/23	1,000	1,020,459
MISSOURI — (1.3%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	750	778,968
City of Kansas City (RB)
5.000%, 09/01/24	140	148,760
Health & Educational Facilities Authority of the State of Missouri (RB)
5.000%, 11/15/24	500	532,961
Missouri Joint Municipal Electric Utility Commission (RB) Series A
5.000%, 01/01/24	850	887,837
TOTAL MISSOURI		2,348,526
NEBRASKA — (0.5%)
City of Gretna (COP)
5.000%, 12/15/25	380	405,607
Nebraska State Colleges Facilities Corp. (RB) (AGM)
5.000%, 07/15/24	250	264,957
5.000%, 07/15/25	240	260,303
TOTAL NEBRASKA		930,867
NEVADA — (2.0%)
Las Vegas Convention & Visitors Authority (RB)
5.000%, 07/01/25	520	562,701
Nevada State (GO) Series B
5.000%, 11/01/23	3,000	3,127,861
TOTAL NEVADA		3,690,562
NEW JERSEY — (2.6%)
Borough of Edgewater (BAN)
2.500%, 07/14/23	1,000	1,005,361
Hudson County Improvement Authority (RN) (CNTY GTD) Series B-
3.000%, 08/04/23	260	262,634
New Jersey Economic Dev. Authority (RB)
5.000%, 06/15/23	400	410,930
5.000%, 03/01/26	175	177,978
New Jersey State (GO)
5.000%, 06/01/25	725	785,089
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Transportation Trust Fund Authority (RB) Series AA
5.000%, 06/15/23	100	$102,741
Township of East Brunswick (BAN)
3.500%, 07/18/23	1,000	1,015,312
Ventnor City
2.500%, 07/12/23	1,000	1,006,362
TOTAL NEW JERSEY		4,766,407
NEW YORK — (4.0%)
City of Rochester
4.000%, 08/02/23	1,000	1,018,217
East Ramapo Central School District (GO) Series A
3.000%, 05/31/23	500	504,691
Elmira City School District (GO)
4.000%, 06/23/23	775	790,450
Evans-Brant Central School District (GO) Series B
4.000%, 06/23/23	775	790,450
Hermon-DeKalb Central School District (GO)
4.000%, 06/29/23	1,000	1,018,897
Horseheads Central School District (GO)
3.000%, 06/22/23	655	662,380
New York State Dormitory Authority (RB)
5.000%, 05/01/26	165	177,642
New York State Thruway Authority (RB) Series L
5.000%, 01/01/26	340	374,408
Oswego City School District (BAN) (ST AID WITHHLDG)
3.750%, 07/21/23	1,000	1,014,254
Town of Oyster Bay (GO)
5.000%, 08/01/24	200	212,213
Utica School District (GO)
3.000%, 06/22/23	750	757,384
TOTAL NEW YORK		7,320,986
NORTH CAROLINA — (0.6%)
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/25	415	444,166
North Carolina Turnpike Authority (RB)
5.000%, 02/01/24	650	678,259
TOTAL NORTH CAROLINA		1,122,425

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (0.9%)
Akron Bath Copley Joint Township Hospital District (RB)
5.000%, 11/15/24	70	$74,647
American Municipal Power, Inc. (RB)
5.000%, 02/15/24	855	897,830
Ohio Higher Educational Facility Commission (RB)
5.000%, 05/01/28	635	718,255
TOTAL OHIO		1,690,732
OKLAHOMA — (0.7%)
City of Bixby (GO) Series A
4.000%, 06/01/25	1,290	1,367,072
OREGON — (1.9%)
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/25	1,555	1,696,848
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,645	1,767,340
TOTAL OREGON		3,464,188
PENNSYLVANIA — (0.7%)
City of Lancaster (GO) (BAM)
5.000%, 05/01/24	650	684,806
Montgomery County Higher Education and Health Authority (RB)
5.000%, 09/01/24	250	263,961
Pennsylvania Higher Educational Facilities Authority (RB) Series AW
5.000%, 06/15/26	265	294,024
TOTAL PENNSYLVANIA		1,242,791
SOUTH CAROLINA — (0.4%)
Piedmont Municipal Power Agency (RB) Series E
5.000%, 01/01/23	750	759,331
TENNESSEE — (2.2%)
Bedford County (GO)
5.000%, 06/01/26	500	558,196
City of Chattanooga (GO) Series B
5.000%, 10/01/24	1,800	1,928,685
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
City of Knoxville Electric System Revenue (RB)
5.000%, 07/01/24	575	$610,795
5.000%, 07/01/25	845	922,918
TOTAL TENNESSEE		4,020,594
TEXAS — (24.7%)
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/25	500	547,302
Brownsville Utilities System Revenue (RB) Series A
¤ 5.000%, 09/01/29 (Pre-refunded @ $100, 9/1/23)	500	518,552
Bryan Electric System Revenue (RB)
5.000%, 07/01/25	155	168,049
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	515	548,293
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	2,665	2,864,871
City of Carrollton (GO)
5.000%, 08/15/24	1,800	1,920,098
City of Corpus Christi (GO) Series B
5.000%, 03/01/24	1,290	1,352,419
City of Dallas (GO)
5.000%, 02/15/25	900	971,032
City of Denton (GO)
5.000%, 02/15/24	545	572,726
5.000%, 02/15/25	855	922,701
City of El Paso (GO) Series A
5.000%, 08/15/26	465	521,499
City of Fort Worth (GO)
5.000%, 03/01/24	115	120,896
5.000%, 03/01/26	3,000	3,328,870
5.000%, 03/01/27	490	558,001
City of Georgetown Utility System Revenue (RB)
5.000%, 08/15/25	290	315,153
City of Houston (GO)
5.000%, 03/01/24	1,850	1,947,533
City of Irving (GO)
4.000%, 09/15/24	1,000	1,047,021
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	90	97,406

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	510	$531,439
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	100	105,213
Grand Parkway Transportation Corp. (RB)
¤ 5.250%, 10/01/51 (Pre-refunded @ $100, 10/01/23)	2,000	2,085,358
Harris County (GO)
5.000%, 10/01/25	1,810	1,989,253
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/26	540	575,863
5.000%, 05/15/27	500	554,188
5.000%, 07/01/28	285	325,132
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,250	1,334,701
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	45	47,339
Lewisville Independent School District (GO)
5.000%, 08/15/24	805	858,209
Lone Star College System (GO) Series A
5.000%, 02/15/24	2,400	2,523,974
Lower Colorado River Authority (RB)
5.000%, 05/15/24	500	527,949
5.000%, 05/15/26	500	554,304
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/25	1,550	1,616,777
5.000%, 01/01/27	100	104,251
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	520	555,669
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,140	1,232,040
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	165	173,420
Richardson Independent School District (GO)
5.000%, 02/15/24	270	284,074
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Stephen F Austin State University (RB)
5.000%, 10/15/26	900	$999,874
Tarrant County College District (GO)
5.000%, 08/15/24	130	138,566
Tarrant Regional Water District Water Supply System Revenue (RB)
¤ 5.000%, 03/01/30 (Pre-refunded @ $100, 03/01/24)	1,000	1,052,881
Texas State (GO)
5.000%, 08/01/24	170	181,210
Texas State (GO) Series A
5.000%, 10/01/23	2,500	2,600,109
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/26	1,390	1,559,156
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	600	629,632
University of Texas System (RB)
5.000%, 08/15/24	1,040	1,109,606
West Travis County Public Utility Agency (RB)
6.500%, 08/15/24	630	688,616
Wylie Independent School District (GO)
5.000%, 08/15/25	2,075	2,271,025
TOTAL TEXAS		45,532,250
UTAH — (5.5%)
Central Utah Water Conservancy District (RB) Series A
5.000%, 10/01/24	1,160	1,240,878
City of Salt Lake City UT Public Utilities Revenue (RB)
5.000%, 02/01/25	265	286,302
State of Utah (GO)
5.000%, 07/01/26	1,000	1,122,660
Utah State (GO)
5.000%, 07/01/25	2,500	2,735,009
Utah State (GO) Series B
5.000%, 07/01/23	1,000	1,031,804
Utah Transit Authority (RB)
¤ 5.000%, 06/15/37 (Pre-refunded @ $100, 6/15/25)	2,440	2,662,805

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (Continued)
¤ 5.000%, 06/15/38 (Pre-refunded @ $100, 6/15/26)	1,000	$1,091,313
TOTAL UTAH		10,170,771
WASHINGTON — (10.1%)
City of Seattle (GO) Series A
5.000%, 12/01/25	1,365	1,509,881
City of Seattle WA Municipal Light & Power Revenue (RB) Series C
5.000%, 10/01/24	1,045	1,119,015
City of Seattle WA Solid Waste Revenue (RB)
5.000%, 08/01/25	1,395	1,526,115
City of Seattle Water System Revenue (RB)
5.000%, 08/01/24	1,060	1,129,685
City of Seattle Water System Revenue
5.000%, 09/01/24	2,980	3,183,502
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	660	690,894
Energy Northwest (RB)
5.000%, 07/01/23	1,250	1,289,291
5.000%, 07/01/26	500	559,317
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/24	490	524,619
King County School District No. 415 Kent (GO) (SCH BD GTY)
4.000%, 12/01/23	2,700	2,785,808
Washington State (GO)
5.000%, 07/01/24	1,000	1,064,206
5.000%, 08/01/24	715	762,442
Washington State (GO) Series A-1
5.000%, 08/01/26	500	546,841
Washington State (GO) Series R-C
5.000%, 07/01/23	1,335	1,377,582
Whatcom County School District No. 501 Bellingham (GO)
5.000%, 12/01/23	540	564,242
TOTAL WASHINGTON		18,633,440
WISCONSIN — (6.6%)
City of Beaver Dam (GO) (BAM) Series A
5.000%, 03/01/24	440	462,207
City of Milwaukee (GO)
5.000%, 04/01/25	100	107,901
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee (GO) Series N2
5.000%, 04/01/24	700	$736,441
Madison Area Technical College (GO)
4.000%, 03/01/24	2,500	2,590,955
Madison Metropolitan School District (GO)
3.000%, 03/01/24	2,080	2,124,019
Onalaska School District (GO)
¤ 3.250%, 04/01/28 (Pre-refunded @ $100, 4/1/24)	400	410,334
Wisconsin State (GO)
5.000%, 05/01/24	2,500	2,646,758
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/24)	2,000	2,115,981
Wisconsin State (GO) Series 1
5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/23)	1,000	1,026,081
TOTAL WISCONSIN		12,220,677
TOTAL MUNICIPAL BONDS Cost ($182,230,698)		184,155,484
TOTAL INVESTMENTS — (100.0%)
(Cost $182,230,698)^^		$184,155,484

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BAN	Bond Anticipation Note
CNTY GTD	County Guarantee
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
ST	Special Tax
ST AID WITHHLDG	State Aid Withholding

†	See Security Valuation Note within the Notes to Schedules of Investments.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

DFA Short-Term Selective State Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$184,155,484	—	$184,155,484
TOTAL	—	$184,155,484	—	$184,155,484

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alum Rock Union Elementary School District (GO) Series A
5.000%, 08/01/23	780	$805,086
5.000%, 08/01/24	600	636,153
Anaheim Public Financing Authority (RB)
¤ 5.000%, 05/01/39 (Pre-refunded @ $100, 05/01/24)	5,500	5,815,028
¤ 5.000%, 05/01/46 (Pre-refunded @ $100, 05/01/24)	6,045	6,391,244
Apple Valley Unified School District (GO)
5.000%, 08/01/26	780	806,031
Baldwin Park Unified School District (GO)
2.000%, 08/01/22	390	390,000
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	2,810	3,008,405
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 04/01/24)	1,820	1,920,908
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/48 (Pre-refunded @ $100, 4/1/23)	20,000	20,493,234
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	650	666,030
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	305,083
Burbank Unified School District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/25)	1,055	1,141,423
California Health Facilities Financing Authority (RB)
5.000%, 11/15/23	775	807,680
5.000%, 11/15/24	100	106,662
5.000%, 03/01/26	2,565	2,600,115
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/25)	1,690	$1,856,820
California Health Facilities Financing Authority (RB) Series A
5.000%, 02/01/24	600	627,810
5.000%, 10/01/24	1,020	1,084,609
5.000%, 11/15/24	5,605	5,984,889
5.000%, 11/15/25	150	163,864
5.000%, 02/01/26	3,040	3,267,409
5.000%, 11/15/26	1,000	1,112,456
5.000%, 02/01/27	525	563,532
4.000%, 03/01/28	4,660	4,698,402
5.000%, 10/01/29	2,390	2,517,315
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/25	1,970	2,099,918
5.000%, 02/01/26	1,135	1,225,982
5.000%, 02/01/28	750	835,746
California Municipal Finance Authority (RB) Series B
5.000%, 10/01/23	1,555	1,617,452
California State Department of Water Resources (RB) Series AP
¤ 4.000%, 12/01/31 (Pre-refunded @ $100, 6/1/23)	2,515	2,567,529
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	230	247,836
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,000	1,077,549
California State Department of Water Resources (RB) Series AX
5.000%, 12/01/25	3,060	3,388,984
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	35	35,410
California State Public Works Board (RB)
5.000%, 11/01/24	1,300	1,353,264
5.000%, 02/01/26	3,130	3,470,507
5.000%, 06/01/28	4,400	4,511,429

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Public Works Board (RB) Series
5.000%, 11/01/22	2,475	$2,496,930
California State Public Works Board (RB) Series A
5.000%, 09/01/28	1,150	1,220,502
California State Public Works Board (RB) Series B
5.000%, 05/01/23	695	713,074
California State Public Works Board (RB) Series D
5.000%, 11/01/22	2,340	2,360,734
5.000%, 04/01/24	2,155	2,274,116
5.000%, 05/01/24	4,790	5,066,066
5.000%, 11/01/25	1,460	1,608,520
California State Public Works Board (RB) Series E
5.000%, 11/01/24	1,000	1,072,669
California State Public Works Board (RB) Series F
5.000%, 05/01/24	1,795	1,898,453
California State University (RB) Series
¤ 5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	470	505,019
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,480	1,590,272
California State University (RB) Series A
5.000%, 11/01/22	1,100	1,109,940
5.000%, 11/01/23	4,350	4,536,501
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/22)	1,025	1,034,289
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	915	983,175
Calleguas Municipal Water District (RB) Series A
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 05/01/24)	1,310	1,394,110
Carlsbad Unified School District (COP)
4.000%, 10/01/23	150	154,230
4.000%, 10/01/24	125	130,984
4.000%, 10/01/25	100	106,683
Carlsbad Unified School District (GO) Series B
2.000%, 08/01/23	785	788,925
Central Contra Costa Sanitary District (COP)
5.000%, 09/01/23	5,125	5,315,158
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/24	4,540	$4,831,065
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/23)	3,500	3,622,467
Chico Unified School District (GO) Series
3.000%, 08/01/23	570	578,358
Chino Valley Unified School District (GO)
4.000%, 08/01/23	750	768,468
Chino Valley Unified School District (GO) Series C
4.000%, 08/01/23	275	281,771
4.000%, 08/01/24	125	130,549
4.000%, 08/01/25	275	292,531
City & County of San Francisco (GO)
5.000%, 06/15/24	1,245	1,321,327
5.000%, 06/15/26	1,170	1,241,060
5.000%, 06/15/27	1,860	1,914,427
City & County of San Francisco (GO) Series B
2.000%, 06/15/23	1,000	1,004,595
City & County of San Francisco (GO) Series R1
5.000%, 06/15/23	1,250	1,288,010
City & County of San Francisco CA (GO)
4.000%, 06/15/25	1,500	1,592,140
City & County of San Francisco CA (COP) Series R1
4.000%, 09/01/30	5,215	5,310,414
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/24	150	158,798
5.000%, 06/01/25	200	216,634
5.000%, 06/01/26	200	221,868
City of Los Angeles (RN)
4.000%, 06/29/23	15,710	16,068,741
City of Oakland (GO) Series C-1
5.000%, 07/15/24	3,580	3,807,696
5.000%, 07/15/25	3,110	3,399,300
City of Rancho Cordova (ST)
4.000%, 09/01/24	125	130,107
4.000%, 09/01/25	150	158,589
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	1,000	1,079,035

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/22	1,345	$1,357,425
5.000%, 11/01/23	3,240	3,380,970
City of San Mateo (ST)
5.000%, 09/01/24	125	132,821
5.000%, 09/01/25	280	303,905
5.000%, 09/01/26	250	277,141
Contra Costa Community College District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	600	600,000
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 08/01/23)	3,600	3,725,966
Contra Costa Water District (RB) Series W
5.000%, 10/01/22	590	593,521
5.000%, 10/01/23	1,515	1,575,666
County of Los Angeles CA (RN)
4.000%, 06/30/23	9,290	9,502,583
County of Riverside CA (RN)
5.000%, 06/30/23	3,845	3,963,119
County of Santa Cruz CA (RN)
5.000%, 07/06/23	7,290	7,521,461
Delano Union School District (GO) (AGM)
4.000%, 02/01/23	245	248,051
4.000%, 02/01/24	275	284,490
4.000%, 02/01/25	300	315,389
4.000%, 02/01/26	315	336,315
Desert Community College District (GO)
4.000%, 08/01/22	800	800,000
Desert Community College District (GO) Series A-
4.000%, 08/01/23	1,500	1,537,840
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/23	3,000	3,104,364
5.000%, 08/01/24	510	542,904
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/24	110	116,822
5.000%, 06/01/25	150	164,038
East Bay Regional Park District (GO) Series A-2
5.000%, 09/01/24	5,000	5,344,634
East Side Union High School District (GO)
5.000%, 08/01/23	375	388,349
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/24	275	$293,808
East Side Union High School District (GO) Series C
2.000%, 08/01/24	6,420	6,450,021
Eastern Municipal Water District (RB) Series A
3.000%, 07/01/24	1,545	1,582,642
El Camino Community College District Foundation (GO) Series D
3.000%, 08/01/22	160	160,000
El Dorado Irrigation District (RB) (AGM) Series A
¤ 5.000%, 03/01/34 (Pre-refunded @ $100, 3/1/24)	3,000	3,161,544
¤ 5.250%, 03/01/39 (Pre-refunded @ $100, 3/1/24)	4,000	4,230,945
El Rancho Unified School District (GO) (BAM) Series C
5.000%, 08/01/25	675	734,109
Evergreen School District (GO)
2.000%, 08/01/23	3,000	3,013,814
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/24)	1,150	1,226,774
Fremont Unified School District/Alameda County (GO) Series
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	5,000	5,232,868
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	5,500	5,636,534
Fremont Union High School District (GO) Series A
2.000%, 08/01/22	1,000	1,000,000
2.000%, 08/01/23	730	733,723
Fresno Unified School District (GO) (AGM) Series A
¤ 5.000%, 08/01/25 (Pre-refunded @ $100, 8/1/22)	1,000	1,000,000
Fresno Unified School District (GO) Series D
2.000%, 08/01/23	1,600	1,608,001

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Gilroy School Facilities Financing Authority (RB) Series A
¤ 5.000%, 08/01/46 (Pre-refunded @ $100, 8/1/23)	3,000	$3,104,972
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,915	1,962,924
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,500	1,600,140
Glendale Community College District (GO) Series B
4.000%, 08/01/23	525	537,716
Golden State Tobacco Securitization Corp. (RB) (ST APPROP)
¤ 5.000%, 06/01/40 (Pre-refunded @ $100, 6/1/25)	10,000	10,918,439
Grossmont Union High School District (GO) Series E
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	3,770	3,901,915
Grossmont Union High School District (GO) Series J2
4.000%, 08/01/23	1,000	1,025,025
Grossmont-Cuyamaca Community College District (GO)
5.000%, 08/01/23	1,640	1,696,389
Hartnell Community College District (GO) Series B
4.000%, 08/01/22	1,015	1,015,000
Huntington Beach City School District (GO) Series C
4.000%, 08/01/22	180	180,000
Indio Finance Authority (RB)
5.000%, 11/01/24	125	133,405
5.000%, 11/01/25	225	245,322
5.000%, 11/01/26	300	334,202
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/22	1,100	1,100,000
4.000%, 08/01/23	1,125	1,150,107
Kern Community College District (GO) Series C
4.000%, 08/01/22	575	575,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Kern High School District (GO)
5.000%, 08/01/24	600	$638,955
La Quinta Redevelopment Agency Successor Agency (TAN)
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/23)	1,500	1,554,175
Las Lomitas Elementary School District (GO) Series B
2.000%, 07/01/23	1,315	1,321,632
Local Public Schools Funding Authority School Improvement District No. 2016-1 (GO) (BAM) Series A
5.000%, 08/01/22	1,500	1,500,000
Lodi Unified School District (GO)
3.000%, 08/01/23	750	761,446
5.000%, 08/01/24	600	640,423
5.000%, 08/01/25	500	547,455
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/24	625	665,324
Long Beach Community College District (GO) Series D
4.000%, 08/01/23	1,825	1,870,305
4.000%, 08/01/24	1,285	1,344,110
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	2,670	2,762,614
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,000	1,066,760
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,010	1,077,428
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	6,565	7,003,279
Los Angeles Community College District (GO) Series F
5.000%, 08/01/23	6,200	6,415,059
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,360	3,476,548

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/23	8,000	$8,265,575
5.000%, 07/01/24	2,890	3,084,046
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 07/01/23	1,125	1,163,079
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/23	1,500	1,550,772
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (RB) Series A
5.000%, 07/01/24	2,900	3,094,718
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/23	300	313,793
5.000%, 12/01/24	245	263,766
Los Angeles Department of Water & Power (RB) Series
5.000%, 07/01/26	1,870	1,987,142
Los Angeles Department of Water & Power (RB) Series B
5.000%, 07/01/31	4,675	4,872,399
Los Angeles Department of Water & Power (RB) Series C
5.000%, 07/01/24	3,200	3,402,332
Los Angeles Department of Water & Power Power System Revenue (RB)
5.000%, 07/01/25	2,835	3,012,593
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/23	2,360	2,435,495
5.000%, 07/01/24	1,640	1,743,694
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/31	3,355	3,700,513
Los Angeles Department of Water & Power Water System Revenue (RB) Series B
5.000%, 07/01/24	1,000	1,064,206
5.000%, 07/01/25	1,900	2,082,020
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Water System Revenue (RB) Series C
5.000%, 07/01/24	300	$319,262
5.000%, 07/01/25	500	547,900
Los Angeles Unified School District (GO)
5.000%, 07/01/24	2,500	2,659,537
5.000%, 07/01/25	1,465	1,601,839
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	20,040	20,679,212
5.000%, 07/01/24	5,485	5,835,024
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/24	1,025	1,071,169
Los Rios Community College District (GO)
5.000%, 08/01/25	500	548,994
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/23	1,140	1,157,469
Menifee Union School District (GO) Series C
3.000%, 08/01/22	200	200,000
4.000%, 08/01/23	505	517,029
Merced Community College District (GO)
5.000%, 08/01/24	50	53,206
Midpeninsula Regional Open Space District (GO) Series A
5.000%, 09/01/23	1,385	1,436,845
Miracosta Community College District (GO) Series B
4.000%, 08/01/23	2,000	2,050,654
Modesto Irrigation District (RB) Series B
5.000%, 10/01/25	1,000	1,097,738
Morgan Hill Redevelopment Agency Successor Agency (TAN) Series A
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/23)	1,750	1,816,085
Mount Diablo Unified School District (GO)
4.000%, 08/01/24	1,425	1,488,543
Mount San Antonio Community College District (GO) Series C
4.000%, 08/01/23	3,350	3,432,825

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Municipal Improvement Corp. of Los Angeles (RB)
5.000%, 11/01/23	1,650	$1,721,161
Natomas Unified School District (GO)
5.000%, 08/01/25	1,690	1,794,915
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/24	170	182,697
5.000%, 12/01/25	175	193,096
Northern California Power Agency (RB)
5.000%, 07/01/24	500	530,834
5.000%, 07/01/25	750	817,369
Northern California Transmission Agency (RB) Series
5.000%, 05/01/24	500	528,461
Norwalk-La Mirada Unified School District (GO) Series D
4.000%, 08/01/22	1,000	1,000,000
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/28	900	1,002,076
Oceanside Public Financing Authority (RB) Series A
¤ 5.250%, 05/01/33 (Pre-refunded @ $100, 5/1/23)	1,500	1,542,580
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,420	5,692,632
5.000%, 02/01/33	1,600	1,751,812
Orange County Transportation Authority (RB)
5.000%, 10/15/24	5,685	6,102,870
Oxnard Union High School District (GO) Series B
4.000%, 08/01/22	600	600,000
Palomar Community College District (GO)
5.000%, 05/01/23	725	744,074
Panama-Buena Vista Union School District (GO)
3.000%, 08/01/23	1,480	1,501,111
3.000%, 08/01/24	2,450	2,509,402
Pasadena Unified School District (GO) Series A
3.000%, 08/01/23	3,000	3,045,185
Pasadena Unified School District (GO) Series B
1.000%, 08/01/22	250	250,000
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
2.000%, 08/01/23	13,160	$13,228,412
Peralta Community College District (GO)
5.000%, 08/01/23	3,045	3,053,512
5.000%, 08/01/24	1,000	1,062,486
5.000%, 08/01/29	500	529,723
Peralta Community College District (GO) Series A
4.000%, 08/01/23	2,140	2,192,265
Rancho Santiago Community College District (GO)
4.000%, 09/01/22	1,075	1,077,343
Rio Elementary School District Community Facilities District (ST)
¤ 5.500%, 09/01/39 (Pre-refunded @ $100, 09/01/23)	4,915	5,124,140
Sacramento City Unified School District (GO)
5.000%, 08/01/24	500	530,533
5.000%, 07/01/25	830	901,596
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,097,225
5.000%, 07/01/28	1,000	1,057,972
Sacramento Municipal Utility District (RB)
5.000%, 08/15/24	300	320,266
5.000%, 08/15/25	750	823,187
Sacramento Municipal Utility District (RB) Series B
5.000%, 08/15/27	4,905	5,073,697
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/23	6,290	6,512,939
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/22	690	690,909
San Diego Association of Governments (RB)
5.000%, 11/15/25	6,425	6,873,896
San Diego Community College District (GO)
5.000%, 08/01/23	440	455,262
5.000%, 08/01/24	1,250	1,332,940
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 08/01/23)	3,105	3,213,646
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	9,010	9,325,265

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	1,000	$1,056,462
San Diego County Water Authority (RB)
5.000%, 05/01/24	1,050	1,111,638
5.000%, 05/01/25	1,010	1,099,985
San Diego County Water Authority (RB) Series A
5.000%, 05/01/23	3,800	3,900,549
5.000%, 05/01/25	485	528,211
San Diego Unified School District
4.000%, 06/30/23	2,985	3,051,382
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	7,200	7,432,330
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,064,536
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	3,505	3,737,563
San Francisco City & County Airport Comm-San Francisco International Airport (RB)
5.000%, 05/01/26	2,500	2,766,208
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series A
5.000%, 05/01/25	1,095	1,183,343
San Francisco Community College District (GO)
5.000%, 06/15/29	1,500	1,625,292
San Francisco Community College District (GO) Series A
5.000%, 06/15/23	4,345	4,473,290
San Francisco Municipal Transportation Agency (RB)
¤ 5.000%, 03/01/28 (Pre-refunded @ $100, 3/1/23)	1,100	1,122,902
San Francisco Unified School District (GO)
4.000%, 06/15/23	2,905	2,967,067
4.000%, 06/15/24	8,755	9,132,914
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/15/24	1,830	$1,942,540
5.000%, 06/15/25	2,310	2,518,004
San Gabriel Unified School District (GO)
4.000%, 08/01/23	315	322,567
4.000%, 08/01/24	300	313,076
San Joaquin Hills Transportation Corridor Agency (RB)
¤ 5.000%, 01/15/29 (Pre-refunded @ $100, 01/15/25)	1,925	2,077,814
San Jose Unified School District (GO)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 08/01/23)	1,455	1,505,911
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/23)	1,685	1,743,959
San Juan Unified School District (GO)
3.000%, 08/01/22	1,060	1,060,000
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/22	550	550,000
San Lorenzo Unified School District (GO)
4.000%, 08/01/22	500	500,000
4.000%, 08/01/23	700	717,236
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	1,070	1,096,347
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/24	4,000	4,248,045
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/23	125	128,727
4.000%, 11/01/24	175	183,495
4.000%, 11/01/25	180	191,675
San Ramon Valley Unified School District (GO)
¤ 4.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	985	1,009,452
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/23	2,190	2,247,616

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara Unified School District (GO)
5.000%, 07/01/23	1,250	$1,289,755
Santa Clara Valley Transportation Authority (RB)
5.000%, 06/01/23	5,500	5,660,093
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/23	710	720,765
3.000%, 08/01/24	1,100	1,127,730
Santa Monica-Malibu Unified School District (GO)
4.000%, 08/01/23	8,055	8,255,770
Santa Monica-Malibu Unified School District (GO) Series B
4.000%, 08/01/23	3,000	3,074,775
Santa Monica-Malibu Unified School District (GO) Series D
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	865	895,267
Simi Valley Unified School District (GO) Series C
4.000%, 08/01/22	600	600,000
Southern California Public Power Authority (RB)
5.000%, 07/01/23	270	278,537
5.000%, 07/01/25	475	517,809
5.000%, 07/01/31	1,205	1,297,884
Southwestern Community College District (GO) Series B-2
3.000%, 08/01/22	500	500,000
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/22	750	750,000
3.000%, 08/01/23	820	832,514
State of California (GO)
5.000%, 08/01/22	785	785,000
5.000%, 09/01/22	1,000	1,002,922
5.000%, 10/01/22	15,500	15,591,465
2.000%, 11/01/22	2,250	2,253,308
5.000%, 04/01/23	5,525	5,654,774
5.000%, 09/01/23	1,000	1,037,433
4.000%, 10/01/23	2,515	2,587,109
5.000%, 10/01/23	11,915	12,393,530
5.000%, 11/01/23	10,590	11,044,035
5.000%, 12/01/23	2,550	2,666,202
3.000%, 03/01/24	2,300	2,351,215
4.000%, 03/01/24	3,350	3,476,683
5.000%, 03/01/24	3,000	3,160,093
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 04/01/24	14,430	$15,237,402
5.000%, 08/01/24	1,055	1,125,432
5.000%, 09/01/24	3,300	3,528,863
4.000%, 10/01/24	1,160	1,217,307
5.000%, 10/01/24	2,500	2,679,836
5.000%, 12/01/24	3,800	4,092,873
5.500%, 02/01/25	4,430	4,848,016
5.000%, 03/01/25	3,850	4,176,010
5.000%, 04/01/25	8,025	8,724,559
5.000%, 10/01/25	875	964,214
5.000%, 12/01/25	6,605	7,119,318
5.000%, 05/01/31	5,830	6,140,117
5.000%, 08/01/31	4,540	4,926,313
5.000%, 10/01/31	10,000	10,648,777
State of California (GO) Series C
5.000%, 09/01/28	1,700	1,863,417
Stockton Public Financing Authority (RB) Series A
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	6,200	6,538,799
Stockton Unified School District (GO) (AGM) Series B
4.000%, 08/01/23	1,000	1,024,523
4.000%, 08/01/24	600	625,550
Temecula Valley Unified School District (GO) Series D
4.000%, 08/01/23	280	286,726
Tracy Public Financing Authority (RB)
5.000%, 11/01/23	150	156,070
5.000%, 11/01/24	285	304,470
5.000%, 11/01/25	440	480,531
Ukiah Public Financing Authority (RB)
4.000%, 04/01/24	325	336,672
4.000%, 04/01/25	300	315,818
4.000%, 04/01/26	350	373,200
University of California (RB)
5.000%, 05/15/25	1,235	1,305,602
University of California (RB) Series AF
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	3,645	3,743,828
University of California (RB) Series BE
5.000%, 05/15/23	2,800	2,877,548
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/22	905	905,000

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Val Verde Unified School District (GO) (BAM) Series A
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	140	$144,899
Vallejo City Unified School District (GO) (BAM)
5.000%, 08/01/23	2,170	2,241,542
Vista Unified School District (COP)
5.000%, 10/01/23	1,035	1,074,732
5.000%, 10/01/24	1,195	1,273,316
5.000%, 10/01/25	1,295	1,414,044
Walnut Energy Center Authority (RB)
5.000%, 01/01/32	1,625	1,717,629
Walnut Valley Unified School District (GO) Series B
4.000%, 08/01/23	2,200	2,253,951
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	5,915	$6,118,378
Yosemite Community College District (GO)
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/25)	5,975	6,553,113
TOTAL MUNICIPAL BONDS Cost ($788,043,320)		783,598,882
TOTAL INVESTMENTS — (100.0%)
(Cost $788,043,320)^^		$783,598,882

Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$783,598,882	—	$783,598,882
TOTAL	—	$783,598,882	—	$783,598,882

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alameda County Joint Powers Authority (RB) Series A
5.000%, 12/01/31	1,000	$1,042,144
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	904,495
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,078,666
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	620,509
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	520,807
5.000%, 08/01/28	2,540	2,952,813
Burbank Unified School District (GO)
5.000%, 08/01/24	300	319,111
Calexico Unified School District (GO) (BAM)
4.000%, 08/01/34	525	558,652
California Health Facilities Financing Authority (RB)
5.000%, 02/01/33	1,045	1,147,628
5.000%, 02/01/34	1,250	1,367,510
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,830	5,276,432
5.000%, 02/01/27	1,740	1,867,706
¤ 5.000%, 11/15/41 (Pre-refunded @ $100, 11/15/25)	6,025	6,659,278
California Infrastructure & Economic Development Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	2,735,757
5.000%, 07/01/26	6,500	7,299,910
California Infrastructure & Economic Development Bank (RB) Series A
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/26)	3,130	3,537,106
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	225	$261,319
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	753,024
5.000%, 02/01/29	825	928,680
5.000%, 02/01/30	500	568,324
California State Department of Water Resources (RB) Series AR
5.000%, 12/01/23	900	940,403
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/24	1,000	1,077,550
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,495	1,610,936
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	4,714,975
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	15,176
California State Public Works Board (RB)
5.000%, 11/01/28	1,790	2,099,952
California State Public Works Board (RB) Series A
5.000%, 08/01/27	4,000	4,597,025
5.000%, 02/01/28	5,030	5,830,276
California State Public Works Board (RB) Series C
5.000%, 03/01/26	4,070	4,522,149
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	594,077
California State Public Works Board (RB) Series D-CA AIR RES BR
5.000%, 05/01/28	3,020	3,514,216
California State University (RB) Series A
5.000%, 11/01/24	2,655	2,852,818

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/25	4,010	$4,428,626
5.000%, 11/01/26	1,350	1,528,729
5.000%, 11/01/29	1,500	1,785,107
5.000%, 11/01/31	1,015	1,118,819
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	1,865	2,003,957
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	755	811,253
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	100,896
California Statewide Communities Development Authority (RB) (AGM)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,000	1,075,775
California Statewide Communities Development Authority (RB) Series A
4.000%, 06/01/25	1,165	1,232,948
4.000%, 06/01/26	1,015	1,091,863
5.000%, 03/01/27	1,490	1,616,925
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	170,000
Carlsbad Unified School District (GO)
5.000%, 08/01/24	2,035	2,165,467
Carlsbad Unified School District (COP)
4.000%, 10/01/26	85	92,038
4.000%, 10/01/28	125	137,760
4.000%, 10/01/29	110	122,276
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	472,522
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	900,000
4.000%, 08/01/23	1,970	2,018,904
4.000%, 08/01/34	2,590	2,703,234
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	261,148
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	275	298,341
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	$1,080,636
5.000%, 04/01/26	700	775,171
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,000	1,061,307
City & County of San Francisco (GO) Series D-1
5.000%, 06/15/24	1,265	1,342,553
5.000%, 06/15/25	2,300	2,517,938
City of Grover Beach (GO)
5.000%, 09/01/23	360	373,476
City of Long Beach Airport System Revenue (RB) (AGM) Series A
5.000%, 06/01/27	200	226,115
5.000%, 06/01/28	100	114,497
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	578,019
5.000%, 05/15/29	375	440,268
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,560	1,667,194
City of Oakland (GO) Series A
5.000%, 01/15/25	500	539,277
City of Pacifica (COP)
5.000%, 01/01/24	250	262,062
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/25	360	391,394
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,260	2,520,989
City of San Francisco CA Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/24	3,015	3,241,723
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/23	1,475	1,539,176
5.000%, 11/01/24	1,250	1,343,998
5.000%, 11/01/25	1,070	1,183,134
City of San Mateo (ST)
5.000%, 09/01/27	250	282,043
5.000%, 09/01/28	370	421,224
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	825,000
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/24	1,250	1,314,895
5.000%, 03/01/32	1,000	1,067,388

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	$1,424,063
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	508,014
Contra Costa Water District (RB) Series W
5.000%, 10/01/24	360	386,455
5.000%, 10/01/25	400	440,133
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	507,282
5.000%, 08/01/27	150	171,695
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	972,976
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	240	266,550
Dublin Unified School District (GO)
5.000%, 08/01/22	875	875,000
East Bay Municipal Utility District Wastewater System Revenue (RB) Series A
5.000%, 06/01/26	170	191,196
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	634,751
East Side Union High School District (GO)
5.000%, 08/01/25	275	302,116
5.000%, 08/01/26	325	366,425
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	2,009,352
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	212,373
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,446,505
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	280,803
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	$109,644
Fontana Unified School District (GO) (ETM)
4.000%, 08/01/22	875	875,000
Fountain Valley Public Finance Authority (RB) Series A
5.000%, 07/01/24	250	265,466
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	332,579
Fremont Unified School District/Alameda County (GO)
5.000%, 08/01/26	2,660	2,978,253
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	871,676
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	710	777,304
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	2,731,081
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	146,215
4.000%, 08/01/25	100	106,375
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	100	103,310
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	572,315
Hacienda La Puente Unified School District (GO) (NPFGC )
5.000%, 08/01/23	225	232,782
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	528,575
Indio Finance Authority (RB)
5.000%, 11/01/27	275	311,795
5.000%, 11/01/29	350	406,289
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	281,893
Kern High School District (GO)
5.000%, 08/01/25	670	732,151
5.000%, 08/01/26	1,000	1,119,234

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Kern High School District (GO) Series A
3.000%, 08/01/26	895	$932,383
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	718,826
Las Lomitas Elementary School District (GO) Series B
3.000%, 07/01/24	1,810	1,854,098
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	648,887
4.000%, 08/01/26	515	556,035
Lodi Unified School District (GO)
5.000%, 08/01/26	500	561,258
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	335	366,756
Long Beach Bond Finance Authority (RB)
5.000%, 08/01/26	680	758,301
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	163,269
Long Beach Unified School District (GO)
5.000%, 08/01/26	200	223,765
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	351,794
5.000%, 08/01/24	250	266,588
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	3,175	3,386,963
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	400	400,000
5.000%, 08/01/25	1,240	1,359,595
5.000%, 06/01/26	2,510	2,812,030
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	672,546
¤ 4.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	2,385	2,496,078
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	1,655	$1,732,079
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/25	5,025	5,509,409
5.000%, 07/01/27	3,705	4,270,708
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	190	210,167
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	340	376,088
5.000%, 12/01/26	350	397,306
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	1,800	1,915,570
5.000%, 07/01/25	290	317,782
Los Angeles Department of Water (RB) Series B
3.000%, 07/01/26	8,425	8,771,760
5.000%, 07/01/28	785	918,156
Los Angeles Department of Water & Power (RB)
5.000%, 07/01/27	500	573,296
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/26	1,000	1,121,853
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/24	1,950	2,073,296
5.000%, 07/01/29	4,925	5,281,831
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,316,143
5.000%, 07/01/29	665	751,466
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
5.000%, 07/01/26	1,665	1,867,886
Los Angeles Department of Water & Power Water System Revenue (RB) Series A
5.000%, 07/01/26	1,680	1,862,282

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	3,250	$3,457,398
5.000%, 07/01/25	1,010	1,104,340
5.000%, 07/01/26	3,975	4,460,969
5.000%, 07/01/27	1,580	1,817,227
5.000%, 07/01/28	1,010	1,178,864
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/25	3,000	3,194,649
5.000%, 07/01/27	535	615,327
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/27	3,030	3,484,934
Los Angeles Unified School District (COP) Series A
5.000%, 10/01/27	1,000	1,142,555
Los Rios Community College District (GO)
5.000%, 08/01/26	500	564,971
5.000%, 08/01/27	400	462,806
5.000%, 08/01/28	190	223,220
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	527,948
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/22	485	485,000
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	974,798
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	660,862
Metropolitan Water District of Southern California (RB)
5.000%, 10/01/27	750	868,062
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,070,315
3.000%, 07/01/28	3,310	3,503,394
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,754,650
5.000%, 07/01/25	200	219,520
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	425,125
4.000%, 08/01/26	400	431,402
4.000%, 08/01/27	250	273,684
4.000%, 08/01/28	500	551,744
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Modesto Irrigation District (RB) Series A
5.000%, 10/01/37	555	$630,581
Morongo Unified School District (GO)
3.000%, 08/01/22	480	480,000
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	106,431
5.000%, 08/01/25	80	87,348
5.000%, 08/01/26	220	246,142
5.000%, 08/01/27	120	137,356
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	984,805
4.000%, 08/01/26	475	514,372
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	819,873
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	626,857
4.000%, 08/01/25	400	425,125
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	348,543
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/32	1,030	1,131,817
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	1,160	1,238,969
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	1,010	1,054,157
North Lake Tahoe Public Financing Authority (RB)
5.000%, 12/01/26	200	225,961
Northern California Power Agency (RB) Series A
5.000%, 07/01/28	3,375	3,920,870
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	240	259,123
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,714,688
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	445,000
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	310,497

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/24	1,125	$1,197,583
5.000%, 08/01/25	1,250	1,367,103
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/24	900	956,785
5.000%, 08/01/26	575	642,149
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/22	350	350,000
4.000%, 08/01/24	500	521,739
5.000%, 08/01/25	1,290	1,406,506
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,780,684
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	558,390
Oceanside Public Financing Authority (RB)
4.000%, 11/01/34	600	639,929
Orange County Sanitation District (RB) Series A
5.000%, 02/01/25	3,000	3,244,985
5.000%, 02/01/26	2,000	2,221,889
Oxnard Union High School District (GO)
4.000%, 08/01/22	500	500,000
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,578,877
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	1,000	1,089,376
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	155,203
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	852,918
Peralta Community College District (GO) Series E-1
5.000%, 08/01/25	1,500	1,635,472
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,110,382
Pomona Unified School District (GO)
5.000%, 08/01/27	225	259,745
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Redlands Financing Authority (RB) Series A
5.000%, 09/01/22	1,290	$1,293,716
Redlands Unified School District (GO)
5.000%, 07/01/26	300	334,988
5.000%, 07/01/27	510	582,701
Redwood City School District (GO)
5.000%, 08/01/27	50	57,489
5.000%, 08/01/28	85	99,075
Reed Union School District (GO)
4.000%, 08/01/27	460	505,418
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	670	690,005
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 05/15/23)	500	513,956
Riverside County Infrastructure Financing Authority (RB) (ETM) Series A
5.000%, 11/01/24	165	176,725
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	935	1,001,873
5.000%, 11/01/25	1,255	1,378,910
Riverside County Public Financing Authority (RB)
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	5,000	5,559,634
Sacramento City Unified School District (GO)
5.000%, 07/01/27	750	852,764
Sacramento County (COP)
5.000%, 10/01/28	780	905,890
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	323,050
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,076,833
5.000%, 12/01/25	1,000	1,106,483
5.000%, 12/01/26	320	363,108

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Sacramento Municipal Utility District (RB)
5.000%, 08/15/26	900	$1,013,463
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	525,692
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/26	1,000	1,126,070
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/24	1,895	2,023,013
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,646,373
Sacramento Suburban Water District (RB) Series A
5.000%, 11/01/26	1,220	1,372,989
5.000%, 11/01/27	750	862,058
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	465,000
San Bernardino Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/15/25)	2,000	2,195,946
San Diego Association of Governments (RB)
5.000%, 11/15/25	1,125	1,203,600
5.000%, 11/15/26	1,490	1,633,769
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	995,181
San Diego County Water Authority (RB) Series A
5.000%, 05/01/26	330	368,938
5.000%, 05/01/27	160	183,304
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,111,170
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/25	2,675	2,967,563
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,523,765
San Diego Unified School District (GO) Series C-2
5.000%, 07/01/29	895	1,060,978
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	300	309,680
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series R-4
5.000%, 07/01/24	1,000	$1,063,815
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	285	319,843
San Diego Unified School District (GO) (NPFGC ) Series D-1
5.500%, 07/01/24	190	203,908
5.500%, 07/01/25	445	492,998
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	506,650
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,114,338
5.000%, 08/01/25	2,045	2,242,235
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	403,919
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020 B
4.000%, 05/01/37	500	514,454
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series B
5.000%, 05/01/27	2,000	2,257,249
San Francisco City & County Public Utilities Commission Wastewater Revenue (RB) Series B
5.000%, 10/01/29	2,000	2,380,092
San Francisco Community College District (GO)
5.000%, 06/15/24	2,720	2,884,681
5.000%, 06/15/25	805	878,196
San Francisco Unified School District (GO)
4.000%, 06/15/24	4,000	4,172,662
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,610	1,799,065
San Francisco Unified School District (GO) Series C
5.000%, 06/15/27	2,150	2,457,270

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Joaquin Hills Transportation Corridor Agency (RB) Series A
4.000%, 01/15/34	250	$257,134
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	102,676
San Juan Unified School District (GO)
5.000%, 08/01/22	800	800,000
3.000%, 08/01/24	2,610	2,670,694
3.000%, 08/01/25	1,475	1,523,997
3.000%, 08/01/26	3,135	3,265,945
San Juan Water District (RB)
5.000%, 02/01/26	500	552,781
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	208,517
4.000%, 08/01/25	125	132,592
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	519,342
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	4,770	5,222,723
San Mateo Joint Powers Financing Authority (RB) Series A
5.000%, 07/15/26	3,000	3,360,247
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,046,453
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	469,405
San Pablo Joint Powers Financing Authority (RB) (AGM)
4.000%, 11/01/26	165	178,325
4.000%, 11/01/27	140	153,278
4.000%, 11/01/28	145	159,707
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	382,145
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	3,180	3,457,946
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	$1,063,424
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	1,012,487
5.000%, 08/01/27	3,405	3,923,760
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/26	1,230	1,281,893
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	715,000
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	625	625,000
5.000%, 08/01/26	105	117,477
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,000	1,046,977
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	533,584
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	268,992
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	545,922
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	443,596
5.000%, 07/01/24	700	744,260
5.000%, 07/01/25	1,965	2,144,395
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	6,145,864
5.000%, 07/01/30	1,115	1,209,175
Southwestern Community College District (GO) Series D
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/25)	5,000	5,483,776
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	920,929

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
3.000%, 08/01/25	200	$206,644
4.000%, 08/01/26	280	302,310
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	250,001
State of California (GO)
4.000%, 09/01/22	525	526,114
5.000%, 10/01/23	100	104,016
5.000%, 11/01/23	875	912,515
5.000%, 05/01/24	975	1,032,062
5.000%, 09/01/24	1,000	1,069,352
5.000%, 10/01/24	3,600	3,858,965
5.000%, 11/01/24	1,130	1,214,194
5.000%, 12/01/24	750	807,804
5.500%, 02/01/25	1,000	1,094,360
5.000%, 08/01/25	8,025	8,803,932
5.000%, 09/01/25	840	923,593
5.000%, 10/01/25	1,750	1,928,428
5.000%, 11/01/25	6,565	7,250,357
5.000%, 12/01/25	3,600	3,984,571
3.000%, 03/01/26	3,055	3,162,304
5.000%, 08/01/26	4,285	4,827,631
5.000%, 12/01/26	7,050	8,009,199
3.000%, 03/01/27	2,525	2,631,094
3.500%, 08/01/27	4,720	4,984,307
5.000%, 08/01/27	8,750	10,101,192
5.000%, 10/01/27	5,700	6,600,324
5.000%, 04/01/28	1,015	1,184,324
5.000%, 08/01/28	3,390	3,945,939
5.000%, 10/01/28	8,825	10,382,928
5.000%, 11/01/28	1,015	1,170,098
5.000%, 04/01/29	7,225	8,580,132
State of California (GO) Series B
5.000%, 08/01/25	3,000	3,291,189
5.000%, 08/01/26	1,000	1,126,635
5.000%, 09/01/26	1,865	2,105,582
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	640	703,284
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	453,124
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/23)	445	460,571
Tracy Public Financing Authority (RB) Series A
5.000%, 11/01/27	490	556,146
5.000%, 11/01/28	345	396,656
University of California (RB) Series
5.000%, 05/15/32	1,560	1,762,809
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series AF
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 05/15/23)	400	$410,845
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,215,617
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	362,140
5.000%, 08/01/24	300	319,233
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	548,378
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	106,532
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/27	745	852,750
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,163,867
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	566,964
5.000%, 08/01/26	545	608,645
5.000%, 08/01/27	575	656,690
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	160,150
Westside Union School District (GO) Series A
4.000%, 08/01/23	700	717,026
Windsor Unified School District (GO)
4.000%, 08/01/26	105	113,366
TOTAL MUNICIPAL BONDS Cost ($529,728,417)		521,821,211
TOTAL INVESTMENTS — (100.0%)
(Cost $529,728,417)^^		$521,821,211

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$521,821,211	—	$521,821,211
TOTAL	—	$521,821,211	—	$521,821,211

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Amityville Union Free School District (GO)
4.000%, 06/16/23	2,000	$2,041,232
Amityville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/24	1,500	1,593,391
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	292,113
Bethlehem Central School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/25	2,000	2,183,029
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	605,813
Chautauqua County (GO)
4.000%, 06/01/24	575	598,730
Chautauqua County (GO) (BAM)
4.000%, 06/01/25	325	344,366
City of Buffalo (GO) Series A
5.000%, 10/01/24	500	534,420
City of Middletown (GO)
1.500%, 08/25/22	2,500	2,499,656
City of New York (GO)
5.000%, 08/01/23	1,000	1,018,163
5.000%, 08/01/23	1,725	1,784,661
City of New York (GO) Series A
5.000%, 08/01/23	1,250	1,293,232
5.000%, 08/01/24	3,900	4,155,592
5.000%, 08/01/25	1,935	2,117,463
5.000%, 08/01/27	1,650	1,792,980
City of New York (GO) Series B
3.000%, 08/01/23	460	466,837
5.000%, 08/01/23	1,655	1,712,239
City of New York (GO) Series C
5.000%, 08/01/23	510	527,639
City of New York (GO) Series C-1
4.000%, 08/01/22	520	520,000
City of New York (GO) Series E
5.000%, 08/01/22	100	100,000
5.000%, 08/01/23	1,825	1,888,119
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/23)	1,000	$1,017,438
City of New York (GO) Series I
5.000%, 03/01/31	1,500	1,570,661
City of New York (GO) (ETM) Series I-SUBSER 1-I
5.000%, 03/01/23	565	576,431
City of New York (GO) (ETM) SubSeries F-1
5.000%, 04/01/23	3,400	3,479,403
City of Rochester
4.000%, 08/02/23	3,000	3,054,650
City of Rochester (GO) Series II
2.000%, 08/03/22	1,900	1,900,026
City of Syracuse (GO) Series B
4.000%, 06/01/23	205	209,179
City of White Plains (GO) Series B
5.000%, 02/15/24	505	532,035
Cold Spring Harbor Central School District (GO) (ST AID WITHHLDG)
2.500%, 06/15/24	300	305,201
3.000%, 06/15/25	300	310,898
Dutchess County Local Dev. Corp. (RB) Series B
4.000%, 07/01/34	20	19,970
East Greenbush Central School District (GO)(ST AID WITHHLDG)
1.500%, 12/14/22	1,000	999,775
East Syracuse-Minoa Central School District (GO) Series B
3.000%, 06/28/23	3,000	3,034,319
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	511,910
Erie County Industrial Dev. Agency/The (RB) (ST AID WITHHLDG)
5.000%, 05/01/24	770	812,734
Erie County Industrial Development Agency (The) (RB)
5.000%, 05/01/24	500	527,750

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 05/01/25	250	$271,219
Genesee County (GO) (BAM)
3.000%, 03/15/24	365	373,117
Harrison/Village of Harrison (GO)
5.000%, 07/01/24	135	143,747
5.000%, 07/01/25	140	153,202
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	200,119
3.000%, 08/15/23	360	365,201
Hermon-DeKalb Central School District (GO)
4.000%, 06/29/23	1,000	1,018,898
Herricks Union Free School District (GO)(ST AID WITHHLDG)
5.000%, 08/01/22	430	430,000
Horseheads Central School District (GO)
3.000%, 06/22/23	660	667,436
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	606,022
Ithaca City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/23	580	582,164
Lake Placid Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/24	350	365,438
4.000%, 06/15/25	550	585,375
Lancaster Central School District (GO)
4.000%, 06/09/23	1,000	1,018,582
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	196,302
Long Island Power Authority (RB) Series A
5.000%, 09/01/35	500	524,379
¤ 5.000%, 09/01/37 (Pre-refunded @ $100, 9/1/22)	330	330,970
Metropolitan Transportation Authority (RB) Series B
5.000%, 11/15/23	260	265,625
Metropolitan Transportation Authority (RB) Series C
5.000%, 11/15/22	435	439,348
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 11/15/32 (Pre-refunded @ $100, 5/15/23)	700	$719,258
Metropolitan Transportation Authority (RB) Series E
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,100	1,148,331
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	730,183
3.000%, 01/15/24	640	653,171
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	145	154,760
Monroe County Industrial Dev. Corp. (RB)
5.000%, 12/01/25	300	321,061
Monroe County Industrial Dev. Corp. (RB) Series A
5.000%, 07/01/26	1,145	1,247,510
Monroe-Woodbury Central School District (GO) (ST AID WITHHLDG)
5.000%, 02/15/24	1,000	1,051,031
Mount Vernon City School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	450	480,197
Nassau County (GO) Series B
5.000%, 04/01/24	400	421,162
Nassau County (GO) Series C
5.000%, 10/01/32	485	541,550
New York City Industrial Dev. Agency (RB) (AGM)
5.000%, 03/01/28	510	569,876
New York City Municipal Water Finance Authority (RB)
¤ 5.000%, 06/15/47 (Pre-refunded @ $100, 6/15/23)	980	1,009,684
New York Convention Center Dev. Corp. (RB)
5.000%, 11/15/23	560	582,737
5.000%, 11/15/25	75	81,732
New York State (GO) Series A
5.000%, 03/01/23	2,150	2,194,763

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A
5.000%, 10/01/22	1,105	$1,111,650
5.000%, 03/15/23	2,410	2,462,954
5.000%, 03/15/24	700	737,161
5.000%, 02/15/25	2,495	2,615,703
5.000%, 03/15/25	1,000	1,084,230
5.000%, 03/15/26	570	616,332
¤ 5.000%, 03/15/29 (Pre-refunded @ $100, 3/15/23)	535	546,846
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/23)	1,185	1,222,578
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,535	1,564,593
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/24)	500	529,666
5.000%, 07/01/34	515	540,641
¤ 5.000%, 07/01/37 (Pre-refunded @ $100, 7/1/23)	1,000	1,032,082
¤ 5.000%, 07/01/44 (Pre-refunded @ $100, 7/1/24)	1,000	1,059,332
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/24	455	478,219
New York State Dormitory Authority (RB) Series B-GRP B
5.000%, 02/15/29	1,420	1,527,673
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/31	1,200	1,254,063
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,620	2,669,807
4.000%, 03/15/23	3,000	3,047,117
5.000%, 02/15/25	2,005	2,173,301
5.000%, 02/15/26	730	809,662
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/23	500	509,505
5.000%, 03/15/24	1,000	1,053,087
New York State Dormitory Authority (RB) (ETM) Series A
4.000%, 12/15/22	100	100,978
5.000%, 12/15/22	70	70,918
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 02/15/25	425	$459,240
New York State Dormitory Authority (RB) (ETM) Series B
5.000%, 02/15/25	550	596,167
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/24	3,080	3,242,259
New York State Thruway Authority (RB) Series A-1
5.000%, 03/15/24	1,760	1,854,013
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	535	557,284
New York State Thruway Authority (RB) Series K
5.000%, 01/01/23	650	659,255
New York State Urban Dev. Corp. (RB)
5.000%, 03/15/23	1,020	1,042,412
New York State Urban Dev. Corp. (RB) Series A
5.000%, 03/15/24	1,225	1,290,435
New York State Urban Development Corp. (RB)
5.000%, 03/15/25	815	882,337
5.000%, 03/15/28	1,000	1,018,467
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/23	1,705	1,742,463
5.000%, 03/15/25	1,200	1,299,146
New York State Urban Development Corp. (RB) Series E
5.000%, 03/15/23	2,000	2,043,945
North Colonie Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/15/23	800	803,258
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	285,644
2.000%, 12/15/23	550	552,735
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	524,642
Onondaga County (GO)
5.000%, 08/15/24	700	746,705

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Oswego City School District (BAN) (ST AID WITHHLDG)
3.750%, 07/21/23	750	$760,690
Port Authority of New York & New Jersey (RB)
4.000%, 12/01/25	375	401,838
Riverhead Central School District (GO) (ST AID WITHHLDG)
2.000%, 10/15/22	280	280,345
Riverhead Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 03/15/24	995	1,048,806
5.000%, 03/15/25	710	767,143
Schenectady County (GO)
5.000%, 06/15/25	140	152,853
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	600	608,324
Tonawanda City School District (GO)
3.125%, 06/15/23	1,300	1,315,801
Town of Amherst (GO)
1.500%, 11/04/22	1,000	999,595
Town of Babylon (GO)
4.000%, 08/15/22	445	445,430
3.000%, 07/01/25	375	388,904
Town of Babylon (GO) Series B
5.000%, 04/01/23	1,000	1,023,421
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	341,302
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	540	557,994
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	273,798
Town of Clarence (GO)
2.250%, 08/01/24	210	212,008
Town of East Hampton (GO) Series A
5.000%, 08/15/22	600	600,797
Town of Hempstead (GO)
5.000%, 06/15/23	1,000	1,029,614
Town of Huntington (GO)
2.000%, 12/01/23	220	221,629
Town of North Hempstead (GO) Series A
5.000%, 03/15/23	615	628,513
3.000%, 04/01/24	425	434,949
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Town of Oyster Bay (GO) Series B
2.000%, 08/26/22	1,000	$1,000,096
Town of Ramapo (GO) Series B
2.000%, 05/01/23	665	666,890
Town of Tonawanda (GO) Series B
1.500%, 08/26/22	1,500	1,499,931
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/22	485	490,075
4.000%, 11/15/23	430	443,745
Triborough Bridge & Tunnel Authority (RB) Series C-2
5.000%, 05/15/25	1,000	1,088,811
Trust for Cultural Resources of The City of New York/The (RB) Series A
¤ 5.000%, 08/01/33 (Pre-refunded @ $100, 8/1/23)	1,000	1,034,485
Ulster County (GO)
2.000%, 11/15/22	240	240,437
Village of Bronxville (GO) Series A
2.000%, 11/15/22	515	515,938
Village of Garden City (GO) Series B
2.000%, 10/15/22	470	470,580
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	1,091,492
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	250,362
Wappingers Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/11/22	1,000	1,000,066
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	800	810,702
Williamsville Central School District (GO)
4.000%, 06/07/23	1,000	1,018,587
TOTAL MUNICIPAL BONDS Cost ($140,634,571)		139,910,661
TOTAL INVESTMENTS — (100.0%)
(Cost $140,634,571)^^		$139,910,661

DFA NY Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$139,910,661	—	$139,910,661
TOTAL	—	$139,910,661	—	$139,910,661

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	3,830,604	$46,848,282
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	3,027,321	30,636,491
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	231,585	6,810,909
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	211,977	6,804,453
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	122,404	2,859,352
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	84,708	1,789,879
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	105,566	1,444,150
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $96,078,955)^^		$97,193,516
Summary of the Portfolio's investments as of July 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$97,193,516	—	—	$97,193,516
TOTAL	$97,193,516	—	—	$97,193,516

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2022, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2022, the DFA Commodity Strategy Portfolio held $440,616,501 in the Subsidiary, representing 23.37% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2022, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$305,332
U.S. Large Cap Value Portfolio	15,012,755
U.S. Targeted Value Portfolio	8,999,550
U.S. Small Cap Value Portfolio	10,383,087
U.S. Core Equity 1 Portfolio	14,330,001
U.S. Core Equity 2 Portfolio	15,135,790
U.S. Vector Equity Portfolio	2,497,390
U.S. Small Cap Portfolio	9,188,103
U.S. Micro Cap Portfolio	4,421,215
DFA Real Estate Securities Portfolio	5,700,277
Large Cap International Portfolio	4,375,767
International Core Equity Portfolio	27,990,911
International Small Company Portfolio	10,324,238
Global Small Company Portfolio	82,360
Japanese Small Company Portfolio	310,650
Asia Pacific Small Company Portfolio	351,035
United Kingdom Small Company Portfolio	24,514
Continental Small Company Portfolio	699,528
DFA International Real Estate Securities Portfolio	6,484,909
DFA Global Real Estate Securities Portfolio	8,603,045
DFA International Small Cap Value Portfolio	11,229,025
International Vector Equity Portfolio	3,093,616
World ex U.S. Value Portfolio	195,525
World ex U.S. Targeted Value Portfolio	681,252
World ex U.S. Core Equity Portfolio	3,294,184
Selectively Hedged Global Equity Portfolio	185,485
Emerging Markets Portfolio	3,130,385
Emerging Markets Small Cap Portfolio	3,915,462
Emerging Markets Value Portfolio	10,227,795
Emerging Markets Core Equity Portfolio	21,000,864
U.S. Large Cap Equity Portfolio	948,784
DFA Commodity Strategy Portfolio	3,659,915
DFA One-Year Fixed Income Portfolio	5,810,419

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$5,521,685
DFA Selectively Hedged Global Fixed Income Portfolio	1,157,537
DFA Short-Term Government Portfolio	1,616,847
DFA Five-Year Global Fixed Income Portfolio	11,809,733
DFA World ex U.S. Government Fixed Income Portfolio	1,582,630
DFA Intermediate Government Fixed Income Portfolio	5,362,049
DFA Short-Term Extended Quality Portfolio	7,298,967
DFA Intermediate-Term Extended Quality Portfolio	1,683,617
DFA Targeted Credit Portfolio	906,479
DFA Investment Grade Portfolio	12,494,916
DFA Inflation-Protected Securities Portfolio	6,885,542
DFA Short-Term Municipal Bond Portfolio	2,305,015
DFA Intermediate-Term Municipal Bond Portfolio	1,882,326
DFA Selective State Municipal Bond Portfolio	261,749
DFA Short-Term Selective State Municipal Bond Portfolio	182,231
DFA California Short-Term Municipal Bond Portfolio	788,045
DFA California Intermediate-Term Municipal Bond Portfolio	529,737
DFA NY Municipal Bond Portfolio	140,634
Dimensional Retirement Income Fund	96,416
Dimensional 2045 Target Date Retirement Income Fund	93,480
Dimensional 2050 Target Date Retirement Income Fund	65,642
Dimensional 2055 Target Date Retirement Income Fund	41,380
Dimensional 2060 Target Date Retirement Income Fund	35,419
Dimensional 2065 Target Date Retirement Income Fund	5,649
Dimensional 2010 Target Date Retirement Income Fund	23,802
Dimensional 2015 Target Date Retirement Income Fund	34,022
Dimensional 2020 Target Date Retirement Income Fund	105,079
Dimensional 2025 Target Date Retirement Income Fund	156,943
Dimensional 2030 Target Date Retirement Income Fund	164,826
Dimensional 2035 Target Date Retirement Income Fund	144,621
Dimensional 2040 Target Date Retirement Income Fund	109,181
DFA Short-Duration Real Return Portfolio	2,287,815
DFA Municipal Real Return Portfolio	1,680,217
DFA Municipal Bond Portfolio	641,591
World Core Equity Portfolio	789,258
DFA LTIP Portfolio	418,345
U.S. Social Core Equity 2 Portfolio	911,248
U.S. Sustainability Core 1 Portfolio	3,580,774
U.S. Sustainability Targeted Value Portfolio	298,402
International Sustainability Core 1 Portfolio	2,916,008
International Social Core Equity Portfolio	1,288,103
Global Social Core Equity Portfolio	39,497
Emerging Markets Social Core Equity Portfolio	1,281,770
VA U.S. Targeted Value Portfolio	430,985
VA U.S. Large Value Portfolio	462,821
VA International Value Portfolio	405,664
VA International Small Portfolio	293,052
VA Short-Term Fixed Portfolio	345,784

Federal Tax Cost
VA Global Bond Portfolio	$374,440
VIT Inflation-Protected Securities Portfolio	238,677
VA Global Moderate Allocation Portfolio	133,890
U.S. Large Cap Growth Portfolio	1,339,635
U.S. Small Cap Growth Portfolio	646,521
International Large Cap Growth Portfolio	501,807
International Small Cap Growth Portfolio	294,365
DFA Social Fixed Income Portfolio	550,836
DFA Diversified Fixed Income Portfolio	2,279,581
U.S. High Relative Profitability Portfolio	3,773,108
International High Relative Profitability Portfolio	1,845,484
VA Equity Allocation Portfolio	82,924
DFA MN Municipal Bond Portfolio	32,600
DFA California Municipal Real Return Portfolio	274,188
DFA Global Core Plus Fixed Income Portfolio	3,266,531
Emerging Markets Sustainability Core 1 Portfolio	949,113
Emerging Markets Targeted Value Portfolio	197,971
DFA Global Sustainability Fixed Income Portfolio	1,022,801
DFA Oregon Municipal Bond Portfolio	65,434
DFA Global Core Plus Real Return Portfolio	367,973
Emerging Markets ex China Core Equity Portfolio	391,844
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.